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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08786

                          Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2005 through June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                                    Pioneer Bond VCT Portfolio -- Class I Shares


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Bond VCT Portfolio

  Portfolio and Performance Update                  2

  Comparing Ongoing Portfolio Expenses              3

  Portfolio Management Discussion                   4

  Schedule of Investments                           5

  Financial Statements                             10

  Notes to Financial Statements                    14

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

[The following data was represented as pie charts in the printed material]

Portfolio Diversification                                        Quality Distribution
(As a percentage of total investment portfolio)                  (As a percentage of total investment in securities)
U.S. Government Securities      62.4%                            Treasury/Agency              64.2%
U.S. Corporate Bonds            32.5%                            AA                            0.6%
Asset Backed Securities          2.0%                            A                             5.2%
Temporary Cash Investment        2.0%                            BBB                          20.6%
Collateralized Mortgage                                          BB                            5.8%
  Obligations                    1.1%                            B & Lower                     3.0%
                                                                 Commercial Paper              0.6%

Five Largest Holdings
(As a percentage of long-term holdings)

1.      Government National Mortgage
          Association, 6.0%, 9/15/34       5.83%
2.      Government National Mortgage
          Association, 5.5%,
          10/15/33                         4.69
3.      Federal National Mortgage
          Association, 4.816%,
          12/1/12                          4.28
4.      Federal National Mortgage
          Association, 5.0%, 12/1/17       3.88
5.      US Treasury Notes, 5.5%,
          8/15/28                          3.77

The Portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05       12/31/04
Net Asset Value per Share     $11.08        $11.61


Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $0.8442       $    -            $    -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Bond VCT Portfolio at net asset value, compared to that of the Lehman Brothers Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[The following data was represented as a line chart in the printed material]

                Pioneer        Lehman Bros.
                Bond VCT       Aggregate
                Portfolio      Bond Index
6/30/95         $10,000        $10,000
                $10,488        $10,501
6/30/1997       $11,004        $11,358
                $12,209        $12,554
6/30/1999       $12,262        $12,947
                $12,720        $13,536
6/30/2001       $14,115        $15,057
                $15,015        $16,357
6/30/2003       $16,384        $18,058
                $16,333        $18,118
6/30/2005       $17,372        $19,353

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. A market value-weighted measure of treasure and agency issues, corporate bond issues and mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(as of June 30, 2005)
--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years            5.68%
5 Years             6.43%
1 Year              6.36%

All total returns shown assume reinvestment of distributions at net asset value. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Bond VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005

   Share Class                                       I
   -----------------------------------------------------------
   Beginning Account Value on 1/1/05              $1,000.00
   Ending Account Value on 6/30/05                $1,027.50
   Expenses Paid During Period*                   $    3.12

* Expenses are equal to the Portfolio's annualized expense ratio of 0.62% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Bond VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2005 through June 30, 2005

   Share Class                                       I
   -----------------------------------------------------------
   Beginning Account Value on 1/1/05              $1,000.00
   Ending Account Value on 6/30/05                $1,021.72
   Expenses Paid During Period*                   $    3.11

* Expenses are equal to the Portfolio's annualized expense ratio of 0.62% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

The domestic economy, despite periodic short-term worries about its strength, rose throughout the 12-month period ending June 30, 2005. While the U.S. Federal Reserve raised short-term interest rates nine different times, between June 29, 2004, and June 30, 2005, the yields of most long-term securities actually declined, contributing to a continued easing of financial conditions. In this environment, Treasury securities, corporate bonds and mortgages all produced positive results, and longer-maturity securities outperformed short-term. In the following interview, Kenneth J. Taubes discusses the factors that influenced Pioneer Bond VCT Portfolio's performance during the 12 months. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Portfolio.

Q:   How did the Portfolio perform during the six months ended June 30, 2005?

A: Performance was fairly good. For the six-month period, the Portfolio's Class I shares had a total return of 2.75% at net asset value. During the same six months, the benchmark Lehman Brothers Aggregate Bond Index returned 2.51%. On June 30, 2005, the standardized 30-day SEC yield on Class I shares was 4.88%.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What were the factors that influenced Portfolio performance?

A: Following a strong rally in corporate securities over the previous two years, the fixed-income markets began to stabilize in late winter and early spring of 2005. The Federal Reserve Board, which had been raising short-term interest rates gradually since the previous June, continued its policy during the six months, and the Fed funds rate rose during the six months from 2.25% to 3.25%. During this time, high-yield corporate bonds, as reflected by the Merrill Lynch High Yield Master II Index, produced a total return of just 1.13%, underperforming most higher-quality securities as yield spreads - the difference between yields of different quality bonds
     - widened. While the economy continued to expand at healthy rates, Treasuries, investment-grade corporates and mortgages outperformed lower-quality corporate bonds. The U.S. dollar, which had been declining in value in international currency markets, began to strengthen somewhat.

     While we continued to focus on corporate securities, we upgraded overall credit quality and reduced credit risk as the yield advantages of lower-rated bonds receded. Average credit quality of the Portfolio at the end of the period was AA-. Throughout the period, we emphasized mortgage pass-through securities - which constituted more than 50% of Portfolio assets on June 30, 2005. We lowered the Portfolio's sensitivity to interest rates during the six months as the risks of rising interest rates grew. On June 30, 2005, duration - a measure of interest-rate sensitivity - was approximately 4.2 years.

Q:   What types of investments had the greatest impact on performance?

A: Our investments in mortgage and corporate bonds helped Portfolio results substantially. Among individual corporate investments, securities issued by several insurance companies performed very well, including bonds of Allmerica Financial, Odyssey Re-Insurance, and Kingsway, a Canadian-based automobile insurer.

     As the price of oil and natural gas rose during the period, the bonds of Russian oil company Gazprom appreciated in value.

     Detracting from results, however, was our investment in bonds issued by Toys 'R Us, which fell in value after a private equity firm bought out the company under terms that disadvantaged bondholders. While we generally avoided automotive industry bonds, we did hold some securities issued by Ford that underperformed.

Q:   What is your investment outlook?

A: While we think general monetary conditions finally have moved close to being neutral, we expect that the Federal Reserve Board may continue to raise short-term rates more, perhaps to 3.75% or 4.00%. How far the rate hikes go will depend upon the strength of the economy. However, we are seeing more stability in the bond market in recent weeks, and we have adopted a more conservative asset allocation policy in recognition of the relatively narrow spreads in yields between securities of different credit risks. In this environment, we expect to maintain a relatively short duration - to control against the risk of a rise in interest rates - and we anticipate continuing to emphasize mortgage securities.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Portfolio will generally rise. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie Mac) is neither guaranteed nor issued by the U.S. Government.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

  Principal     S&P/Moody's
  Amount        Ratings
                (unaudited)                                                                           Value
                                ASSET BACKED SECURITIES - 2.0%
                                Diversified Financials - 1.1%
                                Specialized Finance - 1.1%
 $  420,000     AAA/Aaa         MBNA Credit Card Master Note, Floating Rate Note, 12/15/08      $   420,410
                                                                                                -----------
                                Total Diversified Financials                                    $   420,410
                                                                                                -----------
                                Utilities - 0.9%
                                Electric Utilities - 0.9%
    135,000     BB-/Ba2         FPL Energy National Wind, 6.125%, 3/25/19 (144A)                $   131,020
    204,685     BB-/Ba2         FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                     206,988
                                                                                                -----------
                                Total Utilities                                                 $   338,008
                                                                                                -----------
                                TOTAL ASSET BACKED SECURITIES
                                (Cost $766,560)                                                 $   758,418
                                                                                                -----------
                                COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
                                Diversified Financials - 1.2%
                                Diversified Financial Services - 1.2%
    450,000     NR/Ba2          Tower 2004-2A F, 6.376%, 12/15/14                               $   451,306
                                                                                                -----------
                                Total Diversified Financials                                    $   451,306
                                                                                                -----------
                                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                (Cost $450,000)                                                 $   451,306
                                                                                                -----------
                                CORPORATE BONDS - 32.8%
                                Energy - 4.1%
                                Integrated Oil & Gas - 0.9%
    215,000     BBB/Baa2        Petro-Canada, 4.0%, 7/15/13                                     $   203,461
    140,000     BBB+/Baa1       USX Corp., 6.85%, 3/1/08                                            148,763
                                                                                                -----------
                                                                                                $   352,224
                                                                                                -----------
                                Oil & Gas Equipment And Services - 0.3%
    125,000     B+/Ba3          Holly Energy Partners LP, 6.25%, 3/1/15 (144A)                  $   121,875
                                                                                                -----------
                                Oil & Gas Exploration & Production - 1.2%
    370,000     BBB/Baa1        Pemex Project Funding Master, 9.125%, 10/13/10                  $   433,270
                                                                                                -----------
                                Oil & Gas Refining & Marketing - 0.2%
     50,000     BBB/Baa2        TGT Pipeline LLC, 5.5%, 2/1/17 (144A)                           $    51,951
                                                                                                -----------
                                Oil & Gas Storage & Transportation - 1.5%
    255,000     B-/B1           Colorado Interstate Gas, 5.95%, 3/15/15 (144A)                  $   251,400
    295,000     BBB+/Baa1       Kinder Morgan Energy Partners, 6.75%, 3/15/11                       324,432
                                                                                                -----------
                                                                                                $   575,832
                                                                                                -----------
                                Total Energy                                                    $ 1,535,152
                                                                                                -----------
                                Materials - 2.6%
                                Aluminum - 0.8%
    285,000     B/B1            Novelis, Inc., 7.25%, 2/15/15 (144A)                            $   286,069
                                                                                                -----------
                                Commodity Chemicals - 0.7%
     80,000     B+/B1           Invista, 9.25%, 5/1/12 (144A)                                   $    87,500
    200,000     BB+/Ba2         Nova Chemicals, Ltd., 6.5%, 1/15/12                                 194,000
                                                                                                -----------
                                                                                                $   281,500
                                                                                                -----------
                                Fertilizers & Agricultural Chemicals - 0.6%
    220,000     BBB+/Baa1       Potash Corp. Saskatchewan, 4.875%, 3/1/13                       $   222,240
                                                                                                -----------

   The accompanying notes are an integral part of these financial statements.  5

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

  Principal     S&P/Moody's
  Amount        Ratings
                (unaudited)                                                          Value
                                Paper Products - 0.5%
 $  225,000     BB-/Ba3         Abitibi-Consolidated, Inc., 6.0%, 6/20/13      $   207,000
                                                                               -----------
                                Total Materials                                $   996,809
                                                                               -----------
                                Capital Goods - 0.9%
                                Aerospace & Defense - 0.5%
    190,000     A/A3            Boeing Co, 5.125%, 2/15/13                     $   198,838
                                                                               -----------
                                Trading Companies & Distributors - 0.4%
    145,000     BB+/Ba1         Noble Group, Ltd., 6.625%, 3/17/15 (144A)      $   133,869
                                                                               -----------
                                Total Capital Goods                            $   332,707
                                                                               -----------
                                Automobiles & Components - 2.3%
                                Auto Parts & Equipment - 0.6%
    250,000     B-/B3           Delphi Corp., 6.55%, 6/15/06 (a)               $   243,125
                                                                               -----------
                                Automobile Manufacturers - 1.7%
    635,000     BBB-/Baa1       Ford Motor Co, 7.25%, 10/1/08 (a)              $   628,963
                                                                               -----------
                                Total Automobiles & Components                 $   872,088
                                                                               -----------
                                Consumer Durables & Apparel - 0.7%
                                Housewares & Specialties - 0.7%
    275,000     BBB+/Baa2       Newell Rubbermaid, Inc., 4.625%, 12/15/09      $   275,595
                                                                               -----------
                                Total Consumer Durables & Apparel              $   275,595
                                                                               -----------
                                Media - 1.5%
                                Broadcasting & Cable Television - 0.9%
    335,000     BBB+/Baa2       Comcast Corp., 5.3%, 1/15/14                   $   344,383
                                                                               -----------
                                Movies & Entertainment - 0.6%
    215,000     BBB+/Baa1       Time Warner, Inc. 6.75%, 4/15/11               $   238,260
                                                                               -----------
                                Total Media                                    $   582,643
                                                                               -----------
                                Food, Beverage & Tobacco - 2.4%
                                Brewers - 0.8%
    280,000     BBB+/Baa1       Miller Brewing Co., 5.5%, 8/15/13 (144A)       $   290,167
                                                                               -----------
                                Packaged Foods & Meats - 0.8%
    280,000     A+/A1           Unilever Capital Corp., 7.125%, 11/1/10        $   316,536
                                                                               -----------
                                Soft Drinks - 0.8%
    280,000     A/A3            Bottling Group LLC, 5.0%, 11/15/13             $   289,648
                                                                               -----------
                                Total Food, Beverage & Tobacco                 $   896,351
                                                                               -----------
                                Health Care Equipment & Services - 1.9%
                                Health Care Distributors - 1.0%
    360,000     BBB/Baa3        Cardinal Health, Inc., 6.0%, 1/15/06           $   363,090
                                                                               -----------
                                Health Care Facilities - 0.9%
    350,000     BB+/Ba2         HCA, Inc., 6.3%, 10/1/12                       $   359,269
                                                                               -----------
                                Total Health Care Equipment & Services         $   722,359
                                                                               -----------
                                Banks - 1.3%
                                Diversified Banks - 0.6%
    225,000     A+/Aa2          US Bancorp, 3.125%, 3/15/08                    $   219,040
                                                                               -----------
                                Regional Banks - 0.7%
    280,000     A-/A2           Keycorp, 2.75%, 2/27/07                        $   273,516
                                                                               -----------
                                Total Banks                                    $   492,556
                                                                               -----------

6  The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal     S&P/Moody's
  Amount        Ratings
                (unaudited)                                                                     Value
                                Diversified Financials - 3.4%
                                Consumer Finance - 1.1%
 $  415,000     A/A2            SLM Corp., Floating Rate Note, 7/25/14                    $   411,111
                                                                                          -----------
                                Diversified Financial Services - 2.3%
    500,000     BBB-/Baa3       Bombardier Capital, Inc., 7.09%, 3/30/07                  $   505,625
    400,000     BBB-/Baa3       Glencore Funding LLC, 6.0%, 4/15/14 (144A)                    383,559
                                                                                          -----------
                                                                                          $   889,184
                                                                                          -----------
                                Total Diversified Financials                              $ 1,300,295
                                                                                          -----------
                                Insurance - 3.9%
                                Life & Health Insurance - 1.8%
    450,000     A-/A3           Lincoln National Corp., 5.25%, 6/15/07                    $   458,984
    225,000     B-/B2           Presidential Life Corp., 7.875%, 2/15/09                      229,500
                                                                                          -----------
                                                                                          $   688,484
                                                                                          -----------
                                Property & Casualty Insurance - 1.4%
    250,000     BBB-/NR         Kingsway America, Inc., 7.5%, 2/1/14                      $   265,370
    250,000     BB/Baa3         Ohio Casualty Corp., 7.3%, 6/15/14                            274,949
                                                                                          -----------
                                                                                          $   540,319
                                                                                          -----------
                                Reinsurance - 0.7%
    255,000     BBB/Baa2        Platinum Underwritters Financial, 7.5% 6/1/17 (144A)      $   258,571
                                                                                          -----------
                                Total Insurance                                           $ 1,487,374
                                                                                          -----------
                                Real Estate - 2.8%
                                Real Estate Investment Trusts - 2.8%
    350,000     BBB-/Baa3       Health Care, 6.0%, 11/15/13                               $   360,270
    350,000     BBB-/Baa3       Hospitality Properties Trust, 5.125%, 2/15/15                 344,793
    225,000     B+/Ba3          Host Marriot LP, 6.375%, 3/15/15 (144A)                       222,750
    130,000     BB/Ba3          Ventas Realty LP, 7.125%, 6/1/15 (144A)                       135,200
                                                                                          -----------
                                Total Real Estate                                         $ 1,063,013
                                                                                          -----------
                                Technology Hardware & Equipment - 1.0%
                                Communications Equipment - 1.0%
    350,000     BBB-/Baa3       Corning, Inc., 5.9%, 3/15/14                              $   359,683
                                                                                          -----------
                                Total Technology Hardware & Equipment                     $   359,683
                                                                                          -----------
                                Utilities - 4.0%
                                Electric Utilities - 2.3%
    115,000     BBB-/Baa3       Crocket Cogeneration, 5.869%, 3/30/25 (144A)              $   119,928
     85,000     BBB+/Baa3       Entergy Gulf States, 5.7%, 6/1/15                              86,961
    260,000     BBB-/Baa3       Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)              265,476
    305,000     BBB/Baa1        PSE&G Power, 6.95%, 6/1/12                                    342,859
     60,000     B+/B1           Tenaska Alabama II Part, 7.0%, 6/30/21 (144A)                  60,750
                                                                                          -----------
                                                                                          $   875,974
                                                                                          -----------
                                Multi-Utilities - 1.7%
    470,000     BBB-/Baa3       Avista Corp., 7.75%, 1/1/07                               $   492,511
    140,000     BBB+/Baa1       Dominion Resources, 6.25%, 6/30/12                            151,975
                                                                                          -----------
                                                                                          $   644,486
                                                                                          -----------
                                Total Utilities                                           $ 1,520,460
                                                                                          -----------
                                TOTAL CORPORATE BONDS
                                (Cost $12,199,717)                                        $12,437,085
                                                                                          -----------

   The accompanying notes are an integral part of these financial statements.  7

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

  Principal     S&P/Moody's
  Amount        Ratings
                (unaudited)                                                                          Value
                                U.S. GOVERNMENT AGENCY OBLIGATIONS - 62.0%
                                Government - 62.0%
 $  730,000     AAA/Aaa         Fannie Mae, 5.24%, 8/7/18                                      $   765,075
     25,779     AAA/Aaa         Federal Home Loan Mortgage Corp., 3.5%, 9/15/10                     25,745
    287,799     AAA/Aaa         Federal Home Loan Mortgage Corp., 5.5%, 9/1/33                     292,076
    137,287     AAA/Aaa         Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                     140,864
    955,000     AAA/Aaa         Federal Home Loan Mortgage Corp., 6.0%, 4/15/32                    992,740
     36,255     AAA/Aaa         Federal Home Loan Mortgage Corp., 8.0%, 4/1/8                       37,368
  1,568,280     AAA/Aaa         Federal National Mortgage Association, 4.816%, 12/1/12           1,606,745
  1,439,522     AAA/Aaa         Federal National Mortgage Association, 5.0%, 12/1/17             1,457,347
  1,323,541     AAA/Aaa         Federal National Mortgage Association, 5.0%, 3/1/33              1,325,398
    711,199     AAA/Aaa         Federal National Mortgage Association, 5.0%, 5/1/34                711,966
  1,190,971     AAA/Aaa         Federal National Mortgage Association, 5.5%, 2/1/18              1,225,251
    566,511     AAA/Aaa         Federal National Mortgage Association, 5.5%, 7/1/23                578,303
     87,325     AAA/Aaa         Federal National Mortgage Association, 6.0%, 6/1/15                 90,364
    931,233     AAA/Aaa         Federal National Mortgage Association, 5.5%, 9/1/17                956,597
     38,397     AAA/Aaa         Federal National Mortgage Association, 6.0%, 1/1/29                 39,464
    133,922     AAA/Aaa         Federal National Mortgage Association, 6.0%, 9/1/29                137,616
     49,503     AAA/Aaa         Federal National Mortgage Association, 6.5%, 1/1/15                 51,556
     78,143     AAA/Aaa         Federal National Mortgage Association, 7.0%, 3/1/12                 81,918
     28,778     AAA/Aaa         Federal National Mortgage Association, 8.0%, 1/1/31                 30,951
     65,337     AAA/Aaa         Federal National Mortgage Association, 8.0%, 2/1/29                 70,429
      9,519     AAA/Aaa         Federal National Mortgage Association, 8.0%, 2/1/30                 10,243
      5,998     AAA/Aaa         Federal National Mortgage Association, 8.0%, 2/1/30                  6,454
      9,404     AAA/Aaa         Federal National Mortgage Association, 8.0%, 4/1/30                 10,114
     28,100     AAA/Aaa         Federal National Mortgage Association, 8.0%, 7/1/30                 30,222
     61,080     AAA/Aaa         Federal National Mortgage Association, 8.0%, 10/1/30                65,691
    313,095     AAA/Aaa         Federal National Mortgage Association, 8.0%, 3/1/31                336,903
     15,729     AAA/Aaa         Federal National Mortgage Association, 8.0%, 5/1/31                 16,916
     26,171     AAA/Aaa         Federal National Mortgage Association, 9.5%, 2/1/21                 29,074
    740,680     AAA/Aaa         Government National Mortgage Association, 4.5%, 12/15/18           742,945
    584,405     AAA/Aaa         Government National Mortgage Association, 4.5%, 8/15/33            578,212
    146,075     AAA/Aaa         Government National Mortgage Association, 4.5%, 12/15/34           144,482
    231,984     AAA/Aaa         Government National Mortgage Association, 5.0%, 7/15/19            236,201
    423,702     AAA/Aaa         Government National Mortgage Association, 5.5%, 8/15/33            433,174
  1,720,745     AAA/Aaa         Government National Mortgage Association, 5.5%, 10/15/33         1,759,214
  1,036,989     AAA/Aaa         Government National Mortgage Association, 5.5%, 11/20/34         1,057,764
    432,115     AAA/Aaa         Government National Mortgage Association, 5.5%, 12/15/34           441,718
     11,731     AAA/Aaa         Government National Mortgage Association, 6.0%, 4/15/14             12,184
     72,665     AAA/Aaa         Government National Mortgage Association, 6.0%, 8/15/13             75,469
    429,574     AAA/Aaa         Government National Mortgage Association, 6.0%, 8/15/34            443,394
  1,316,930     AAA/Aaa         Government National Mortgage Association, 6.0%, 9/15/34          1,359,298
  2,118,091     AAA/Aaa         Government National Mortgage Association, 6.0%, 9/15/34          2,186,233
     53,414     AAA/Aaa         Government National Mortgage Association, 7.0%, 4/15/28             56,633
     20,637     AAA/Aaa         Government National Mortgage Association, 7.75%, 11/15/29           22,178
    685,000     AAA/Aaa         U.S. Treasury Bonds, 7.125%, 2/15/23                               925,713
    420,000     AAA/Aaa         U.S. Treasury Notes, 5.25%, 2/15/29                                480,359
  1,200,000     AAA/Aaa         U.S. Treasury Notes, 5.5%, 8/15/28                               1,413,140
                                                                                               -----------
                                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                                (Cost $23,113,286)                                             $23,491,701
                                                                                               -----------

8  The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal     S&P/Moody's
  Amount        Ratings
                (unaudited)                                                          Value
                                U.S. GOVERNMENT OBLIGATIONS - 1.0%
                                Government - 1.0%
 $  475,000     AAA/Aaa         U.S. Treasury Strip, 0.0%, 2/15/11             $   385,034
                                                                               -----------
                                Total Government                               $   385,034
                                                                               -----------
                                TOTAL U.S. GOVERNMENT OBLIGATIONS
                                (Cost $384,528)                                $   385,034
                                                                               -----------

  Shares
                                TEMPORARY CASH INVESTMENTS - 2.0%
                                Security Lending Collateral - 2.0%
    751,107                     Securities Lending Investment Fund, 3.29%      $   751,107
                                                                               -----------
                                TOTAL TEMPORARY CASH INVESTMENTS
                                (Cost $751,107)                                $   751,107
                                                                               -----------
                                TOTAL INVESTMENT IN SECURITIES - 101.0%
                                (Cost $37,665,198)                             $38,274,651
                                                                               -----------
                                OTHER ASSETS AND LIABILITIES - (1.0)%          $  (365,136)
                                                                               -----------
                                TOTAL NET ASSETS - 100.0%                      $37,909,515
                                                                               ===========

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005, the value of these securities amounted to $3,007,073 or 7.9% of net assets.
(a)  At June 30, 2005, the following securities were out on loan:


  Principal
   Amount       Security                               Market Value
    237,500     Delphi Corp., 6.55%, 6/15/06 (a)        $230,969
    500,000     Ford Motor Co, 7.25%, 10/1/08 (a)        495,245
                                                        --------
                Total                                   $726,214
                                                        ========

   The accompanying notes are an integral part of these financial statements.  9

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended         Year         Year         Year            Year          Year
                                                    6/30/05       Ended        Ended        Ended           Ended          Ended
Class I                                           (unaudited)    12/31/04(a)  12/31/03     12/31/02        12/31/01       12/31/00
Net asset value, beginning of period              $    11.61    $    11.24   $    11.39    $    11.12     $    10.92     $    10.33
                                                  ----------    ----------   ----------    ----------     ----------     ----------
Net increase (decrease) from investment
 operations:
 Net investment income                            $     0.34    $     0.44   $     0.46    $     0.52     $     0.59     $     0.63
 Net realized and unrealized gain (loss)
  on investments                                       (0.03)        (0.04)       (0.09)         0.35           0.20           0.59
                                                  ----------    ----------   ----------    ----------     ----------     ----------
  Net increase from investment operations         $     0.31    $     0.40   $     0.37    $     0.87     $     0.79     $     1.22
Distributions to shareowners:
 Net investment income                                 (0.84)        (0.03)       (0.52)        (0.60)         (0.59)         (0.63)
                                                  ----------    ----------   ----------    ----------     ----------     ----------
Net increase (decrease) in net asset value        $    (0.53)   $     0.37   $    (0.15)   $     0.27     $     0.20     $     0.59
                                                  ----------    ----------   ----------    ----------     ----------     ----------
Net asset value, end of period                    $    11.08    $    11.61   $    11.24    $    11.39     $    11.12     $    10.92
                                                  ==========    ==========   ==========    ==========     ==========     ==========
Total return*                                           2.75%         3.56%        3.28%         7.79%          7.28%         11.79%
Ratio of net expenses to average net assets+            0.62%**       0.89%        0.86%         0.84%          0.82%          0.90%
Ratio of net investment income to average
 net assets+                                            4.35%**       3.61%        3.79%         4.87%          5.56%          6.03%
Portfolio turnover rate                                   40%**         57%          56%           87%           133%           104%
Net assets, end of period (in thousands)          $   37,910    $   45,793   $   51,565    $   51,201     $   44,847     $   36,743
Ratios with no waiver of management fees by PIM
 and no reduction for fees paid indirectly:
 Net expenses                                           0.77%**       0.89%        0.86%         0.84%          0.82%          0.90%
 Net investment income                                  4.20%**       3.61%        3.79%         4.87%          5.56%          6.03%
Ratios with waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                           0.62%**       0.89%        0.86%         0.84%          0.82%          0.90%
 Net investment income                                  4.35%**       3.61%        3.79%         4.87%          5.56%          6.03%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized

10 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $726,214)
 (cost $37,665,198) respectively                                                  $38,274,651
 Cash                                                                                 195,752
 Receivables --
   Dividends, interest and foreign taxes withheld                                     349,840
 Other                                                                                     22
                                                                                  -----------
  Total assets                                                                    $38,820,265
                                                                                  -----------
LIABILITIES:
 Payables --
   Fund shares repurchased                                                        $   150,266
   Dividends                                                                              539
   Upon return of securities loaned                                                   751,108
 Due to affiliates                                                                        643
 Accrued expenses                                                                       8,194
                                                                                  -----------
  Total liabilities                                                               $   910,750
                                                                                  -----------
NET ASSETS:
 Paid-in capital                                                                  $37,940,743
 Distribution in excess of net investment income                                     (184,980)
 Accumulated undistributed net realized loss                                         (455,701)
 Net unrealized gain on investments                                                   609,453
                                                                                  -----------
  Total net assets                                                                $37,909,515
                                                                                  -----------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                     $37,909,515
 Shares outstanding                                                                 3,420,058
                                                                                  -----------
   Net asset value per share                                                      $     11.08

   The accompanying notes are an integral part of these financial statements. 11

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Six Months
                                                                        Ended
                                                                       6/30/05
INVESTMENT INCOME:
 Interest                                                             $1,010,006
 Income on securities loaned, net                                          1,716
                                                                      ----------
  Total investment income                                             $1,011,722
                                                                      ----------
EXPENSES:
 Management fees                                                      $  101,822
 Transfer agent fees                                                         802
 Administrative fees                                                      10,340
 Custodian fees                                                            8,785
 Professional fees                                                        25,136
 Printing                                                                  7,265
 Fees and expenses of nonaffiliated trustees                               1,951
                                                                      ----------
  Total expenses                                                      $  156,101
  Less management fees waived and expenses assumed
   by Pioneer Investment Management, Inc.                                (30,353)
                                                                      ----------
  Net expenses                                                        $  125,748
                                                                      ----------
    Net investment income (loss)                                      $  885,974
                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from investments                                   $  278,536
                                                                      ----------
 Change in net unrealized loss from investments                       $  (81,042)
                                                                      ----------
   Net gain on investments,                                           $  197,494
                                                                      ----------
   Net increase (decrease) in net assets resulting from operations    $1,083,468
                                                                      ==========

12 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Six Months
                                                                  Ended              Year
                                                                 6/30/05             Ended
                                                               (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income                                         $    885,974      $   1,751,711
Net realized gain (loss) on investments                            278,536            270,731
Change in net unrealized gain (loss) on investments                (81,042)          (328,382)
                                                              ------------      -------------
  Net increase (decrease) in net assets
    resulting from operations                                 $  1,083,468      $   1,694,060
                                                              ------------      -------------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class I                                                      $ (2,830,731)     $    (118,093)
                                                              ------------      -------------
  Total distributions to shareowners                          $ (2,830,731)     $    (118,093)
                                                              ------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                              $    260,491      $   8,055,931
Reinvestment of distributions                                    2,829,995            118,093
Cost of shares repurchased                                      (9,227,080)       (15,521,812)
                                                              ------------      -------------
  Net increase in net assets resulting from
    fund share transactions                                   $ (6,136,594)     $  (7,347,788)
                                                              ------------      -------------
  Net increase in net assets                                  $ (7,883,857)     $  (5,771,821)
NET ASSETS:
Beginning of period                                             45,793,372         51,565,193
                                                              ------------      -------------
End of period                                                 $ 37,909,515      $  45,793,372
                                                              ============      =============
Accumulated net investment income (loss), end of period       $   (184,980)     $   1,759,777
                                                              ============      =============

   The accompanying notes are an integral part of these financial statements. 13

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

The Pioneer Bond VCT Portfolio (The Portfolio) (formerly Safeco RST Bond Portfolio) is a portfolio of Pioneer Variable Contracts Trust (the Trust), which is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-eight separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
       (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The investment objective of Bond Portfolio is to seek current income as consistent with preservation of capital.

As of June 30, 2005, no Class II shares were outstanding for the Portfolio.

The Portfolio, organized on December 10, 2004, is the successor to the Safeco RST Bond Portfolio. Safeco RST Bond Portfolio, one of six series of portfolios that comprised Safeco Resource Series Trust, transferred all of the net assets of Trust shares in exchange for the Portfolio's Class I shares in a one-to-one exchange ratio, on December 10, 2004, pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco RST Bond Portfolio on December 8, 2004). The Portfolio had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Portfolio's operations.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the Portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values.

     Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B.   Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of the current year distributions paid will be determined at the end of the fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004, and the distributions paid during the year ended December 31, 2004 on a tax basis.

--------------------------------------------------------------------------------
                                                                 2004
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                             $  118,093
 Long-Term capital gain                                              --
                                                             ----------
                                                             $  118,093
 Return of Capital                                                   --
                                                             ----------
  Total distributions                                        $  118,093
                                                             ==========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                               $1,846,884
 Undistributed long-term gain/capital loss carryforward        (726,843)
 Post-October loss deferred                                      (7,394)
 Unrealized appreciation (depreciation)                         603,338
                                                             ----------
    Total                                                    $1,716,035
                                                             ==========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the tax treatment of premium amortization.

C.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005.

D.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     occur during the term of the loan, will be for account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated at the annual rate of 0.50% of the Portfolio's average daily net assets.

Prior to the reorganization, the Portfolio was advised by Safeco Asset Management, which received an annual fee equal to 0.74% of its average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Portfolio to the extent necessary to limit Class I expenses to 0.62% of the average daily net assets attributable to Class I shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $341 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3.   Transfer Agent

Since the reorganization PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $302 in transfer agent fees payable to PIMSS at June 30, 2005. Prior to the reorganization Safeco services corporation was the transfer and shareholder servicing agent.

4.   Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------------
                                                                             Net
                                          Gross            Gross        Appreciation/
                       Tax Cost       Appreciation     Depreciation     (Depreciation)
--------------------------------------------------------------------------------------
 Bond Portfolio      $38,025,006        $407,967        $ (158,322)        $249,645
                     ===========        ========        ==========         ========
--------------------------------------------------------------------------------------

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.   Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $3,860,837 and $4,254,715, respectively. The cost of purchases and the proceeds from sales of investments in U.S. Government obligations for the six months ended June 30, 2005, were $4,264,908 and $11,250,331, respectively.

6.   Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2005 and the fiscal year ended December 31, 2004:

--------------------------------------------------------------------------------------------------------
Bond Portfolio                          '05 Shares      '05 Amount       '04 Shares       '04 Amount
--------------------------------------------------------------------------------------------------------
Shares sold                                                                 698,811     $   7,985,736
Reinvestment of distributions                                                     -                 -
Shares repurchased                                                       (1,359,793)      (15,521,812)
Shares transferred in reorganization                                     (3,993,012)      (46,518,595)

CLASS I:
Shares sold                                22,545     $     260,491           8,248     $      95,681
Reinvestment of distributions             252,302         2,829,995          10,191           118,316
Shares issued in reorganization          (799,236)       (9,227,080)      3,993,012        46,518,595
                                   --------------------------------------------------------------------
 Net increase (decrease)                 (524,389)    $  (6,136,594)       (642,543)    $  (7,322,079)
                                   ====================================================================
--------------------------------------------------------------------------------------------------------

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17862-00-0805

                                                           [LOGO] PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST

                    Pioneer Growth Opportunities VCT Portfolio -- Class I Shares


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Growth Opportunities VCT Portfolio

  Portfolio and Performance Update                     2

  Comparing Ongoing Portfolio Expenses                 3

  Portfolio Management Discussion                      4

  Schedule of Investments                              5

  Financial Statements                                 9

  Notes to Financial Statements                       13


Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

[The following data was represented as pie charts in the printed material]

Portfolio Diversification                                 Sector Distribution
(As a percentage of total investment portfolio)           (As a percentage of equity holdings)
U.S. Common Stocks           76.5%                        Information Technology       25.8%
Temporary Cash Investment    18.3%                        Health Care                  19.5%
Exchange Traded Fund          3.6%                        Consumer Discretionary       16.0%
Depositary Receipts for                                   Industrials                  13.1%
  International Stocks        1.4%                        Financials                   12.4%
Warrants                      0.2%                        Energy                        5.6%
                                                          Materials                     4.5%
                                                          Consumer Staples              2.7%
                                                          Utilities                     0.4%

Five Largest Holdings
(As a percentage of equity holdings)

1.      Scientific Games Corp.        2.19%
2.      American Healthways, Inc.     2.08
3.      Serologicals Corp.            2.05
4.      Matria Healthcare, Inc.       1.93
5.      Micros Systems, Inc.          1.91

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05       12/31/04
Net Asset Value per Share     $23.62        $23.78


Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $  -          $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment


The following chart shows the change in value of an investment made in Pioneer Growth Opportunities VCT Portfolio at net asset value, compared to that of the Russell 2000 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[The following data was represented as a line chart in the printed material]

             Pioneer
             Growth
          Opportunities       Russell 2000
          VCT Portfolio          Index
6/95         $10,000            $10,000
             $13,882            $12,390
6/97         $18,478            $14,415
             $26,925            $16,792
6/99         $22,154            $17,043
             $24,988            $19,485
6/01         $28,453            $19,596
             $22,688            $17,912
6/03         $19,975            $17,619
             $26,739            $23,495
6/05         $29,805            $25,714

The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------

10 Year             11.54%
5 Year               3.59%
1 Year              11.47%

All total returns shown assume reinvestment of distributions at net asset value. Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Opportunities VCT
Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005

   Share Class                                        I
   ---------------------------------------------------------
   Beginning Account Value on 1/1/05              $1,000.00
   Ending Account Value on 6/30/05                $  993.30
   Expenses Paid During Period*                   $    3.90

* Expenses are equal to the Portfolio's annualized expense ratio of 0.79% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Opportunities VCT
Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2005 through June 30, 2005.

   Share Class                                        I
   ---------------------------------------------------------
   Beginning Account Value on 1/1/05              $1,000.00
   Ending Account Value on 6/30/05                $1,020.88
   Expenses Paid During Period*                   $    3.96

* Expenses are equal to the Portfolio's annualized expense ratio of 0.79% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

In the following interview, Michael Rega and Diego Franzin, members of Pioneer Growth Opportunities VCT Portfolio's management team, discuss the factors that influenced performance for the six-month period ended June 30, 2005.

Q:   How did the market and the Portfolio perform during the semiannual period?

A: The investment environment for small-cap growth stocks proved challenging during the first half of the year. Small-caps posted a slightly negative absolute return and underperformed both large- and mid-caps, at the same time as growth underperformed value. Class I shares of the Portfolio produced a total return of -0.67% at net asset value during the six-month period ended June 30, 2005, compared to a return of -1.25% for its benchmark, the Russell 2000 Index.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: In the December report to shareholders, you discussed some changes your team had been making since taking over the Portfolio's management duties. How is this process progressing?

A: We have made substantial progress in bringing the Portfolio's holdings more closely in line with our investment style. To review, we employ an approach that uses a quantitative model to identify reasonably valued, fast-growing small-cap stocks. We then use fundamental research to narrow further the field of candidates to what we believe are the best individual companies in each industry sector. Our goal is to keep the Portfolio's sector weightings within plus or minus about 3.5% of the benchmark weighting, so that individual stock selection will be the most important driver of performance. Additionally, we have been striving to increase diversification by boosting the number of individual companies we hold in the Portfolio and by reducing the maximum size of its individual positions. We are well on the way to completing this process, but we are not there yet since the less liquid nature of many small-cap stocks means that such moves need to be executed gradually.

Q:   What elements of the Portfolio's positioning helped and hurt performance?

A: Our stock selection in the consumer discretionary sector was beneficial to performance. A top contributor was the teen retailer Aeropostale, a stock that we had owned for less than two months as of June 30, 2005 but that gained almost 30% in that interval. Performance also was helped by our positions in Guess Inc., which has capitalized on the current popularity of denim products, and Stage Stores, a retailer of national brand apparel that is growing both through strong same-store sales and the addition of new stores throughout the South and Mid-Atlantic states. Outside of retail, two other notable positive contributors were Station Casinos and American Healthways.

     The Portfolio also benefited from its holding in Forest Oil, a stock that our quantitative model showed to be undervalued in relation to its robust cash flows. Subsequent fundamental analysis revealed that the company, which in the past took a speculative approach to discovering oil, has upgraded the quality of its properties since a new management team came to the helm. This serves as an excellent example of our investment process at work: our quantitative screens identified Forest Oil as having a positive reward/risk profile, and our fundamental analysis verified the stock as an attractive buy - an assessment that has since proven correct.

     The largest individual detractors from performance were the Portfolio's positions in the Puerto Rican banks Doral Financial and W. Holding. Doral's stock price fell sharply in March when questions arose about the way it was valuing the financial instruments it was using to manage its interest-rate risk, a problem that later forced the company to restate its earnings results. Though W. Holding was not hurt by the company-specific issues that affected Doral, the negative sentiment that resulted from Doral's problems caused its stock price to decline in sympathy. Also detracting from performance was Kinetics, which experienced delayed approval by the Food and Drug Administration for one of its products.

Q:   Do you have any final thoughts for investors?

A: We do not foresee any long-trending themes emerging in the U.S. small-cap stock market during the second half of the year. With no clear investment "story" to move specific sectors or the market as a whole, we anticipate that individual stock selection will be critical to outperformance. We believe this works to our advantage, given our multifaceted, research-driven approach.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

By focusing on one industry or on a group of related industries, the Portfolio is more susceptible to adverse economic, political or regulatory developments affecting those industries than is a portfolio that invests more broadly. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investing in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

     Shares                                                            Value
                COMMON STOCK - 93.7%
                Energy - 5.5%
                Oil & Gas Drilling - 1.7%
    220,900     Pride International, Inc.*                      $  5,677,130
                                                                ------------
                Oil & Gas Equipment & Services - 1.0%
    103,600     FMC Technologies, Inc.*                         $  3,312,092
                                                                ------------
                Oil & Gas Exploration & Production - 2.8%
    109,700     Forest Oil Corp.*                               $  4,607,400
    118,400     Newfield Exploration Co.*                          4,722,976
                                                                ------------
                                                                $  9,330,376
                                                                ------------
                Total Energy                                    $ 18,319,598
                                                                ------------
                Materials - 4.4%
                Construction Materials - 2.2%
     68,700     Florida Rock Industries, Inc.                   $  5,039,145
     40,000     Texas Industries, Inc.                             2,249,200
                                                                ------------
                                                                $  7,288,345
                                                                ------------
                Fertilizers & Agricultural Chemicals - 1.3%
     61,800     The Scotts Miracle-Gro Co.*                     $  4,400,778
                                                                ------------
                Specialty Chemicals - 0.4%
    273,200     Omnova Solutions, Inc.*                         $  1,273,112
                                                                ------------
                Steel - 0.5%
    129,400     Ryerson Tull, Inc. (a)                          $  1,846,538
                                                                ------------
                Total Materials                                 $ 14,808,773
                                                                ------------
                Capital Goods - 7.8%
                Aerospace & Defense - 3.1%
     62,900     Alliant Techsystems, Inc.*                      $  4,440,740
     94,300     DRS Technologies, Inc.*                            4,835,704
     66,300     Hexcel Corp.*                                      1,121,796
                                                                ------------
                                                                $ 10,398,240
                                                                ------------
                Construction & Farm Machinery &
                Heavy Trucks - 2.4%
    152,800     AGCO Corp.*                                     $  2,921,536
     39,900     Terex Corp.*                                       1,572,060
    160,100     Wabtec Corp.                                       3,438,948
                                                                ------------
                                                                $  7,932,544
                                                                ------------
                Industrial Conglomerates - 0.6%
    137,300     Tredegar Corp.                                  $  2,141,880
                                                                ------------
                Industrial Machinery - 1.7%
     77,200     Pentair Inc.                                    $  3,304,932
    100,700     Stewart & Stevenson Services, Inc.                 2,281,862
                                                                ------------
                                                                $  5,586,794
                                                                ------------
                Total Capital Goods                             $ 26,059,458
                                                                ------------
                Commercial Services & Supplies - 2.6%
                Commercial Printing - 0.6%
     56,637     R.R. Donnelly & Sons Co.                        $  1,954,543
                                                                ------------
                Diversified Commercial Services - 0.9%
    139,061     NCO Group, Inc.*                                $  3,007,889
                                                                ------------

     Shares                                                            Value
                Human Resource & Employment Services - 1.1%
    133,600     Monster Worldwide, Inc.*                        $  3,831,648
                                                                ------------
                Total Commercial Services &
                Supplies                                        $  8,794,080
                                                                ------------
                Transportation - 2.5%
                Trucking - 2.5%
    176,500     Heartland Express, Inc.                         $  3,429,395
    180,500     Old Dominion Freight Line, Inc.*                   4,842,815
                                                                ------------
                                                                $  8,272,210
                                                                ------------
                Total Transportation                            $  8,272,210
                                                                ------------
                Consumer Durables & Apparel - 5.6%
                Footwear - 2.2%
    211,500     Skechers U.S.A.*                                $  3,015,990
    182,200     Wolverine World Wide, Inc.                         4,374,622
                                                                ------------
                                                                $  7,390,612
                                                                ------------
                Homebuilding - 3.4%
    321,868     Champion Enterprises, Inc.*                     $  3,199,368
     40,600     Meritage Corp.*                                    3,227,700
     56,000     Standard-Pacific Corp.                             4,925,200
                                                                ------------
                                                                $ 11,352,268
                                                                ------------
                Total Consumer Durables & Apparel               $ 18,742,880
                                                                ------------
                Consumer Services - 5.7%
                Casinos & Gaming - 3.6%
    267,800     Scientific Games Corp.*                         $  7,211,854
     73,300     Station Casinos, Inc.                              4,867,120
                                                                ------------
                                                                $ 12,078,974
                                                                ------------
                Restaurants - 1.2%
     80,100     Rare Hospitality International, Inc.*           $  2,440,647
     63,300     Ruby Tuesday, Inc.                                 1,639,470
                                                                ------------
                                                                $  4,080,117
                                                                ------------
                Specialized Consumer Services - 0.9%
    128,300     Jackson Hewitt Tax Service, Inc.                $  3,033,012
                                                                ------------
                Total Consumer Services                         $ 19,192,103
                                                                ------------
                Retailing - 4.4%
                Apparel Retail - 4.4%
    169,000     Aeropostale, Inc.*                              $  5,678,400
    116,100     Guess?, Inc.*                                      1,924,938
    124,500     Stage Stores, Inc.*                                5,428,200
                                                                ------------
     73,600     Stein Mart, Inc.                                   1,619,200
                                                                $ 14,650,738
                                                                ------------
                Total Retailing                                 $ 14,650,738
                                                                ------------
                Food & Drug Retailing - 0.8%
                Food Retail - 0.8%
    129,400     Casey's General Stores, Inc.                    $  2,564,708
                                                                ------------
                Total Food & Drug Retailing                     $  2,564,708
                                                                ------------

   The accompanying notes are an integral part of these financial statements.  5

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

     Shares                                                            Value
                Food, Beverage & Tobacco - 0.3%
                Soft Drinks - 0.3%
     17,100     Coca-Cola Bottling Co.                          $    864,234
                                                                ------------
                Total Food, Beverage & Tobacco                  $    864,234
                                                                ------------
                Household & Personal Products - 1.6%
                Personal Products - 1.6%
    235,900     Nu Skin Enterprises, Inc.                       $  5,496,470
                                                                ------------
                Total Household & Personal
                Products                                        $  5,496,470
                                                                ------------
                Health Care Equipment & Services - 13.3%
                Health Care Distributors - 0.0%
      8,200     American Medical Alert Corp.*                   $     50,512
                                                                ------------
                Health Care Equipment - 1.9%
    116,200     Palomar Medical Technologies*(a)                $  2,779,504
    132,000     Steris Corp.                                       3,401,640
                                                                ------------
                                                                $  6,181,144
                                                                ------------
                Health Care Facilities - 0.8%
     70,300     Kindred Healthcare, Inc.*(a)                    $  2,784,583
                                                                ------------
                Health Care Services - 7.8%
    162,000     American Healthways, Inc.*                      $  6,847,740
     46,800     Cerner Corp.*(a)                                   3,180,996
    413,600     eResearch Technology, Inc.*(a)                     5,538,104
    197,125     Matria Healthcare, Inc.*(a)                        6,353,339
    201,500     Pre-Se Technologies, Inc.*                         4,235,530
                                                                ------------
                                                                $ 26,155,709
                                                                ------------
                Health Care Supplies - 2.8%
     78,500     Haemonetics Corp.*                              $  3,190,240
    172,500     PolyMedica Corp. (a)                               6,151,350
                                                                ------------
                                                                $  9,341,590
                                                                ------------
                Total Health Care Equipment &
                Services                                        $ 44,513,538
                                                                ------------
                Pharmaceuticals & Biotechnology - 5.6%
                Biotechnology - 4.0%
    426,700     Cubist Pharmaceuticals, Inc.*                   $  5,619,639
    145,500     Enzon, Inc.*                                         942,840
    317,500     Serologicals Corp. (a)*                            6,746,875
                                                                ------------
                                                                $ 13,309,354
                                                                ------------
                Pharmaceuticals - 1.6%
    183,400     Connetics Corp.*                                $  3,235,176
     66,500     Medicis Pharmaceutical Corp. (a)                   2,110,045
                                                                ------------
                                                                $  5,345,221
                                                                ------------
                Total Pharmaceuticals &
                Biotechnology                                   $ 18,654,575
                                                                ------------
                Banks - 5.4%
                Regional Banks - 4.2%
     15,900     City National Corp.                             $  1,140,189
    189,091     Fulton Financial Corp. (a)                         3,403,638
     99,900     Irwin Financial Corp.                              2,216,781

     Shares                                                            Value
    104,800     United Bankshares, Inc.                         $  3,731,928
     64,700     Westamerica Bancorporation                         3,416,807
                                                                ------------
                                                                $ 13,909,343
                                                                ------------
                Thrifts & Mortgage Finance - 1.2%
    397,352     W Holding Co., Inc.                             $  4,060,937
                                                                ------------
                Total Banks                                     $ 17,970,280
                                                                ------------
                Diversified Financials - 1.5%
                Asset Management & Custody Banks - 1.5%
     73,800     Affiliated Managers Group, Inc.*(a)             $  5,042,754
                                                                ------------
                Total Diversified Financials                    $  5,042,754
                                                                ------------
                Insurance - 3.1%
                Life & Health Insurance - 1.0%
     43,900     Stancorp Financial Group, Inc.                  $  3,361,862
                                                                ------------
                Property & Casualty Insurance - 0.4%
     39,400     Infinity Property & Casualty Corp.              $  1,374,272
                                                                ------------
                Reinsurance - 1.7%
     29,100     Arch Capital Group, Ltd.*                       $  1,310,955
    180,200     Scottish RE Group, Ltd.                            4,368,048
                                                                ------------
                                                                $  5,679,003
                                                                ------------
                Total Insurance                                 $ 10,415,137
                                                                ------------
                Real Estate - 2.2%
                Real Estate Investment Trusts - 2.2%
     68,600     Alexandria Real Estate Equities, Inc.           $  5,038,670
     46,000     New Century Financial Corp. (a)                    2,366,700
                                                                ------------
                                                                $  7,405,370
                                                                ------------
                Total Real Estate                               $  7,405,370
                                                                ------------
                Software & Services - 10.8%
                Application Software - 2.0%
    583,600     Parametric Technology Co.*                      $  3,723,368
    412,600     Plato Learning, Inc.*                              3,044,988
                                                                ------------
                                                                $  6,768,356
                                                                ------------
                Data Processing & Outsourced Services - 0.3%
     66,900     The BISYS Group, Inc.*                          $    999,486
                                                                ------------
                Home Entertainment Software - 1.2%
    132,500     THQ, Inc.*(a)                                   $  3,878,275
                                                                ------------
                Internet Software & Services - 3.6%
    139,500     Digital Insight Corp.*                          $  3,336,840
    238,300     HouseValues, Inc.*(a)                              4,308,464
     89,700     Websense, Inc.*(a)                                 4,310,085
                                                                ------------
                                                                $ 11,955,389
                                                                ------------
                IT Consulting & Other Services - 1.3%
    542,900     Ciber, Inc.*                                    $  4,332,342
                                                                ------------
                Systems Software - 2.4%
     85,700     Macrovision Corp.*                              $  1,931,678
    140,300     Micros Systems, Inc.*                              6,278,425
                                                                ------------
                                                                $  8,210,103
                                                                ------------
                Total Software & Services                       $ 36,143,951
                                                                ------------

6  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                            Value
                Technology, Hardware & Equipment - 6.8%
                Communications Equipment - 2.3%
    391,400     Arris Group, Inc.*                              $  3,409,094
    182,300     Extreme Networks, Inc.*                              747,430
    137,300     Netgear, Inc.*(a)                                  2,553,780
     94,700     Symmetricom, Inc.*                                   982,039
                                                                ------------
                                                                $  7,692,343
                                                                ------------
                Computer Hardware - 0.4%
     35,000     Intergraph Corp.*                               $  1,206,100
                                                                ------------
                Computer Storage & Peripherals - 0.9%
    330,800     Brocade Communications Systems, Inc.*           $  1,283,504
     80,400     Sandisk Corp.*                                     1,907,892
                                                                ------------
                                                                $  3,191,396
                                                                ------------
                Electronic Equipment & Instruments - 2.0%
    403,000     Aeroflex, Inc.*                                 $  3,385,200
    145,200     Tektronix, Inc.                                    3,378,804
                                                                ------------
                                                                $  6,764,004
                                                                ------------
                Electronic Manufacturing Services - 0.2%
    102,200     TTM Technologies, Inc.*                         $    777,742
                                                                ------------
                Technology Distributors - 1.0%
    204,700     Agilysys, Inc.                                  $  3,213,790
                                                                ------------
                Total Technology, Hardware &
                Equipment                                       $ 22,845,375
                                                                ------------
                Semiconductors - 3.4%
                Semiconductor Equipment - 2.7%
    331,300     Axcelis Technologies, Inc.*                     $  2,272,718
    242,700     Entegris, Inc.*                                    2,402,730
    135,400     MKS Instruments, Inc.*                             2,286,906
     94,300     Photronics, Inc.*                                  2,200,962
                                                                ------------
                                                                $  9,163,316
                                                                ------------
                Semiconductors - 0.7%
     96,300     DSP Group, Inc.*                                $  2,298,681
                                                                ------------
                Total Semiconductors                            $ 11,461,997
                                                                ------------
                Telecommunication Services - 0.4%
                Wireless Telecommunication Services - 0.4%
    148,800     UBIQUETEL, Inc.*                                $  1,214,208
                                                                ------------
                Total Telecommunication Services                $  1,214,208
                                                                ------------
                TOTAL COMMON STOCKS
                (Cost $238,514,766)                             $313,432,437
                                                                ------------
                RIGHTS/WARRANTS - 0.3%
                Health Care Equipment & Services - 0.0%
                Health Care Equipment - 0.0%
     49,880     Endocare, Inc., Exp. 11/23/05*                  $          -
                                                                ------------
     37,165     NCO Group, Exp. 9/28/06*                        $          -
                                                                ------------

     Shares                                                            Value
                Health Care Facilities - 0.0%
    140,000     Lifepoint Warrants, Exp. 4/1/07*                $          -
                                                                ------------
     84,000     Lifepoint Warrants, Exp. 7/21/07*               $          -
                                                                ------------
                Health Care Supplies - 0.0%
     92,800     SpectRx, Inc., Exp. 6/4/06*                     $          -
                                                                ------------
                Total Health Care Equipment &
                Services                                        $          -
                                                                ------------
                Pharmaceuticals & Biotechnology - 0.2%
                Biotechnology - 0.0%
    250,000     Photomedex, Exp. 6/13/07*                       $     92,500
                                                                ------------
                Pharmaceuticals - 0.2%
    105,000     Nastech, Exp. 3/22/06*                          $    828,713
                                                                ------------
                Total Pharmaceuticals &
                Biotechnology                                   $    921,213
                                                                ------------
                TOTAL RIGHTS/WARRANTS
                (Cost $21,608)                                  $    921,213
                                                                ------------
                EXCHANGE TRADED FUNDS - 4.3%
     56,100     iShares Russell 2000 Value (a)                  $  3,598,815
     73,700     iShares Russell 2000 Growth (a)                    4,775,760
     54,700     S & P Small Cap 600/BARRA Growth
                Index (a)                                          5,962,300
                                                                ------------
                                                                $ 14,336,875
                                                                ------------
                TOTAL EXCHANGE TRADED FUNDS
                (Cost $11,528,730)                              $ 14,336,875
                                                                ------------


  Principal
     Amount                                                            Value
                TEMPORARY CASH INVESTMENTS - 22.1%
                Repurchase Agreement - 2.0%
$ 6,600,000     UBS Warburg, Inc., 2.75%, dated
                6/30/05, repurchase price of
                $6,600,000 plus accrued interest on
                7/1/05 collateralized by $6,740,000
                U.S. Treasury Note, 1.875%, 1/31/06.            $  6,600,000
                                                                ------------

     Shares
                Security Lending Collateral - 20.1%
 67,238,596     Securities Lending Investment
                Fund, 3.29%                                     $ 67,238,596
                                                                ------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $73,838,596)                              $ 73,838,596
                                                                ------------
                TOTAL INVESTMENT IN SECURITIES - 120.4%
                (Cost $323,903,700) (a)                         $402,529,121
                                                                ------------
                OTHER ASSETS AND LIABILITIES -
                (20.4)%                                         $(68,206,522)
                                                                ------------
                TOTAL NET ASSETS - 100.0%                       $334,322,599
                                                                ============

   The accompanying notes are an integral part of these financial statements.  7

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

*    Non-income producing security
(a)  At June 30, 2005, the following securities were out on loan:

 Shares    Security                                         Market Value
 70,525    Affiliated Managers Group, Inc.*                 $ 4,818,973
 40,660    Cerner Corp.*                                      2,763,660
  8,900    Concord Career Colleges, Inc.+                       121,485
135,000    eResearch Technology, Inc.*                        1,807,650
185,926    Fulton Financial Corp.                             3,346,668
226,362    HouseValues, Inc.*                                 4,092,625
 53,124    iShares Russell 2000 Value                         3,407,905
 69,960    iShares Russell 2000 Growth                        4,535,507
 51,880    S & P Small Cap 600/BARRA Growth Index (a)         5,654,920
 66,785    Kindred Healthcare, Inc.*                          2,645,354
170,909    Matria Healthcare, Inc.*                           5,508,397
 63,175    Medicis Pharmaceutical Corp.                       2,004,543
100,795    Netgear, Inc.*                                     1,874,787
  3,700    New Century Financial Corp.                          190,365
110,390    Palomar Medical Technologies*                      2,640,529
 97,200    PolyMedica Corp.                                   3,466,152
122,930    Ryerson Tull, Inc.                                 1,754,211
309,590    Serologicals Corp.*                                6,578,788
125,875    THQ, Inc.*                                         3,684,361
 85,002    Websense, Inc.*                                    4,084,346
                                                            -----------
           Total                                            $64,981,226
                                                            ===========

+    Pending sale for security Concord Career Colleges, Inc. as of 6/30/05

8  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           Six Months       Year           Year          Year            Year          Year
                                         Ended 6/30/05     Ended          Ended         Ended           Ended         Ended
Class I                                   (unaudited)    12/31/04 (b)   12/31/03       12/31/02        12/31/01      12/31/00
Net asset value, beginning of period       $  23.78       $  19.44      $  13.60       $  21.89        $  18.81       $  22.50
                                           --------       --------      --------       --------        --------       --------
Increase (decrease) from investment
 operations:
 Net investment income                     $   0.02       $  (0.01)     $  (0.02)      $  (0.10)       $  (0.10)      $  (0.12)
 Net realized and unrealized gain
  (loss) on investments                       (0.18)          4.35          5.86          (8.12)(a)        3.67          (1.27)
                                           --------       --------      --------       --------        --------       --------
 Net increase (decrease) from
  investment operations                    $  (0.16)      $   4.34      $   5.84       $  (8.22)       $   3.57       $  (1.39)
                                           --------       --------      --------       --------        --------       --------
Distributions to sharewoners:
 Net realized gain                                -              -             -          (0.07)          (0.49)         (2.30)
                                           --------       --------      --------       --------        --------       --------
Net increase (decrease) in net asset
  value                                    $  (0.16)      $   4.34      $   5.84       $  (8.29)       $   3.08       $  (3.69)
                                           --------       --------      --------       --------        --------       --------
Net asset value, end of period             $  23.62       $  23.78      $  19.44       $  13.60        $  21.89       $  18.81
                                           ========       ========      ========       ========        ========       ========
Total return*                                 (0.67)%        22.33%        42.94%        (37.67)%         19.14%         (6.16)%
Ratio of net expenses to average net
  assets+                                      0.79%**        0.81%         0.80%          0.79%           0.78%          0.77%
Ratio of net investment loss to average
  net assets+                                  0.14%**       (0.06)%       (0.16)%        (0.58)%         (0.53)%        (0.57)%
Portfolio turnover rate                          84%**          19%           54%            38%             47%            66%
Net assets, end of period (in thousands)   $334,323       $383,468      $337,573       $245,954        $428,013       $354,932
Ratios assuming no waiver of management
 fees and assumption of expenses by PIM
 and no reduction for fees paid
 indirectly:
 Net expenses                                  0.80%**        0.81%         0.80%          0.79%           0.78%          0.77%
 Net investment income (loss)                  0.13%**       (0.06)%       (0.16)%        (0.58)%         (0.53)%        (0.57)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a) Includes $0.01 related to investment reimbursement by advisor. (Safeco Asset Management)
(b) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004

   The accompanying notes are an integral part of these financial statements.  9

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $64,981,226)
  (cost $323,903,700)                                                                $402,529,121
 Receivables -
  Investment securities sold                                                              648,218
  Fund shares sold                                                                         50,778
  Dividends, interest and foreign taxes withheld                                          159,782
 Other                                                                                        126
                                                                                     ------------
    Total assets                                                                     $403,388,025
                                                                                     ------------
LIABILITIES:
 Payables -
  Investment securities purchased                                                    $    525,347
  Fund shares repurchased                                                               1,068,262
  Upon return of securities loaned                                                     67,238,596
 Due to bank                                                                              206,180
 Due to affiliates                                                                          7,032
 Accrued expenses                                                                          20,009
                                                                                     ------------
    Total liabilities                                                                $ 69,065,426
                                                                                     ------------
NET ASSETS:
 Paid-in capital                                                                     $310,779,658
 Undistributed net investment income                                                      236,264
 Accumulated undistributed net realized gain                                          (55,318,744)
 Net unrealized gain on investments                                                    78,625,421
                                                                                     ------------
    Total net assets                                                                 $334,322,599
                                                                                     ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                         $334,322,599
 Shares outstanding                                                                    14,153,609
                                                                                     ------------
  Net asset value per share                                                          $      23.62

10 The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Six Months
                                                                                  Ended
                                                                                 6/30/05
                                                                               (unaudited)
INVESTMENT INCOME:
 Dividends                                                                    $  1,227,758
 Interest                                                                          350,860
 Income on securities loaned, net                                                   10,156
                                                                              ------------
   Total investment income                                                    $  1,588,774
                                                                              ------------
EXPENSES:
 Management fees                                                              $  1,271,445
 Transfer agent fees                                                                   802
 Administrative fees                                                                39,192
 Custodian fees                                                                     18,036
 Professional fees                                                                  17,882
 Printing                                                                           15,892
 Fees and expenses of nonaffiliated trustees                                         1,060
 Miscellaneous                                                                       3,169
                                                                              ------------
  Total expenses                                                              $  1,367,478
  Less management fees waived and expenses assumed by Pioneer Investment
   Management, Inc.                                                                (14,968)
                                                                              ------------
  Net expenses                                                                $  1,352,510
                                                                              ------------
   Net investment income (loss)                                               $    236,264
                                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from investments                                           $ 34,128,221
                                                                              ------------
 Change in net unrealized loss from investments                               $(38,534,531)
                                                                              ------------
 Net gain (loss) on investments                                               $ (4,406,310)
                                                                              ============
 Net increase (decrease) in net assets resulting from operations              $ (4,170,046)
                                                                              ============

   The accompanying notes are an integral part of these financial statements. 11

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         Six Months
                                                                            Ended              Year
                                                                           6/30/05             Ended
                                                                         (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income                                                  $     236,264      $    (191,294)
Net realized gain on investments                                          34,128,221            579,315
Change in net unrealized gain (loss) on investments                      (38,534,531)        71,554,233
                                                                       -------------      -------------
  Net increase (decrease) in net assets resulting from operations      $  (4,170,046)     $  71,942,254
                                                                       -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                       $   4,886,050      $  48,727,340
Reinvestment of distributions                                                      -                  -
Cost of shares repurchased                                               (49,861,800)       (74,774,095)
                                                                       -------------      -------------
Net decrease in net assets resulting from fund share transactions      $ (44,975,750)     $ (26,046,755)
                                                                       -------------      -------------
Net decrease in net assets                                             $ (49,145,796)     $  45,895,499
NET ASSETS:
Beginning of period                                                    $ 383,468,395      $ 337,572,896
                                                                       -------------      -------------
End of period                                                          $ 334,322,599      $ 383,468,395
                                                                       -------------      -------------
Accumulated net investment income, end of period                       $     236,264      $           -
                                                                       =============      =============

12 The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

The Pioneer Growth Opportunities VCT Portfolio (the Portfolio) (formerly SAFECO RST Growth Opportunities Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-eight separate portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:


Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
       (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The Portfolio, organized on December 10, 2004, is the successor to the Safeco RST Growth Opportunities Portfolio. Safeco RST Growth Opportunities Portfolio, one of six portfolios that comprised Safeco Resource Series Trust, transferred all of the net assets to the portfolio in exchange for its Portfolio's Class I shares in a one-to-one exchange ratio, on December 10, 2004, pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco RST Growth Opportunities Portfolio on December 8,
2004). The Portfolio had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Portfolio's operations.

The investment objective of The Pioneer Growth Opportunities VCT Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B.   Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of the current year distributions paid will be determined at the end of the fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004. There were no distributions paid during the fiscal year ended December 31, 2004.

--------------------------------------------------------------------------------
                                                                 Pioneer Growth
                                                                 Opportunities
                                                                 VCT Portfolio
                                                                      2004
--------------------------------------------------------------------------------
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                   $           -
 Undistributed long-term gain/(capital loss carryforward)          (89,435,215)
 Unrealized appreciation (depreciation)                            117,148,202
                                                                 -------------
 Total                                                           $  27,712,987
                                                                 =============
--------------------------------------------------------------------------------

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

C.   Portfolio Shares

     The Portfolio records sales and repurchases of its portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005.

D.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolio. Management fees are calculated at the annual rate of 0.74% of the Portfolio's average daily net assets.

Prior to the reorganization, the Portfolio was advised by Safeco Asset Management, which received an annual fee equal to 0.74% of its average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Portfolio to the extent necessary to limit Class I expenses to 0.79% of the average daily net assets attributable to Class I shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $6,730 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3.   Transfer Agent

Since the reorganization, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $302 in transfer agent fees payable to PIMSS at June 30, 2005. Prior to the reorganization Safeco Services Corporation was the Transfer and Shareholder Servicing agent.

4.   Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

---------------------------------------------------------------------------------------------------------
                                                                                                Net
                                                           Gross             Gross         Appreciation/
                                        Tax Cost       Appreciation      Depreciation      (Depreciation)
---------------------------------------------------------------------------------------------------------
 Growth Opportunities Portfolio      $323,915,450      $88,249,353       $ (9,635,682)      $78,613,671
                                     ============      ===========       ============       ===========
---------------------------------------------------------------------------------------------------------

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

5.   Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $134,333,958 and $139,523,870, respectively.

6.   Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2005 and the fiscal year ended December 31, 2004:

-----------------------------------------------------------------------------------------------------------------
Growth Opportunities Portfolio               '05 Shares        '05 Amount         '04 Shares        '04 Amount
-----------------------------------------------------------------------------------------------------------------
 Safeco Trust Shares:
 Shares sold -- Safeco                                                             2,250,905      $   46,344,245
 Shares repurchased-Safeco                                                        (3,399,953)        (70,300,296)
 Shares transferred in reorganization                                            (16,214,763)       (374,885,314)
 Class I:
 Shares Sold                                    212,687      $   4,886,050           101,479      $    2,383,096
 Reinvestment of distributions
 Shares repurchased                          (2,185,537)       (49,861,800)         (189,783)         (4,473,799)
 Shares issued in reorganization                                                  16,214,763         374,885,312
                                        -------------------------------------------------------------------------
 Net increase (decrease)                     (1,972,850)     $ (44,975,750)       (1,237,352)     $  (26,046,756)
                                        =========================================================================
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17865-00-0805


                                                           [LOGO] PIONEER
                                                                  Investments(R)


                        PIONEER VARIABLE CONTRACTS TRUST

           Pioneer Small Cap Value II VCT Portfolio -- Class I Shares





                                                               SEMIANNUAL REPORT

                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
-----------------------------------------------

Pioneer Small Cap Value II VCT Portfolio

  Portfolio and Performance Update            2

  Comparing Ongoing Portfolio Expenses        3

  Portfolio Management Discussion             4

  Schedule of Investments                     5

  Financial Statements                        7

  Notes to Financial Statements              11

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

[THE DATA IS A REPRESENTATION OF THE PIE CHARTS IN THE PRINTED MATERIAL]

Portfolio Diversification                           Sector Distribution
(As a percentage of total investment portfolio)     (As a percentage of equity holdings)
U.S. Common Stocks         93.4%                    Financials                35.0%
Temporary Cash Investment   4.5%                    Consumer Discretionary    23.8%
Exchange Traded Fund        2.1%                    Industrials               14.5%
                                                    Information Technology    11.8%
                                                    Energy                     6.2%
                                                    Materials                  5.0%
                                                    Utilities                  1.7%
                                                    Consumer Staples           1.3%
                                                    Health Care                0.7%

Five Largest Holdings
(As a percentage of equity holdings)
  1.  Building Materials
        Holding Corp.             5.57%
  2.  Line Star
        Technologies, Inc.        4.47
  3.  Ameristar Casinos, Inc.     3.55
  4.  Precision Castparts Corp.   3.37
  5.  AmeriCredit Corp.           3.16

Holdings will vary for other periods.
This list excludes temporary cash and
derivative investments.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                                              6/30/05           12/31/04
Net Asset Value per Share                     $ 21.13           $ 20.44

Distributions per Share                    Short-Term          Long-Term
(1/1/05 - 6/30/05)         Dividends       Capital Gains       Capital Gains
                           $ 0.1300        $   -               $ 0.0178

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Small Cap Value II VCT Portfolio at net asset value, compared to that of the Russell 2000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE DATA IS A REPRESENTATION OF THE LINE CHARTS IN THE PRINTED MATERIAL]

                               Pioneer
                          Small Cap Value II                      Russell 2000
                            VCT Portfolio                          Value Index
4/97                            $10000                               $10000
                                 11230                                11342
                                 15100                                13600
6/99                              9622                                12824
                                 11726                                12703
6/01                             13192                                16613
                                 14253                                18024
6/03                             15114                                17339
                                 19863                                23439
6/05                             23431                                25714

The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                           10.99%
(4/30/97)
5 Years                                                                 14.85%
1 Year                                                                  17.96%

All total returns shown assume reinvestment of distributions at net asset value. Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value II VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005.

       Share Class                                               I
       ---------------------------------------------------------------
       Beginning Account Value on 1/1/05                     $1,000.00
       Ending Account Value on 6/30/05                       $1,041.00
       Expenses Paid During Period*                          $    4.81

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value II VCT
 Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005.

       Share Class                                              I
       ---------------------------------------------------------------
       Beginning Account Value on 7/1/04                     $1,000.00
       Ending Account Value on 12/31/04                      $1,020.08
       Expenses Paid During Period*                          $    4.76

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

David Adams, portfolio manager, and Jack McPherson, assistant portfolio manager, have managed Pioneer Small Cap Value VCT Portfolio II since Pioneer became the investment manager of the former Safeco Funds last year.

Q. How did the Portfolio perform over this period?
A. For the six months ended June 30, 2005, Pioneer's Small Cap Value II VCT Portfolio returned 4.10% at net asset value. The results were well ahead of the 0.90% return on the Russell 2000 Value Index, the Portfolio's benchmark, for the same period.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Please describe the investment environment for small-cap value stocks during the first half of 2005.

A. For most of the period, the market lacked clear direction as it grappled with record high energy prices and rising interest rates. As they pondered the economic outlook, investors were inclined to favor large-capitalization stocks for much of the six months, although small-caps had regained the upper hand by the end of the period. Value issues once again outdistanced growth, as measured by the Russell 2000 Value and Growth indices, respectively.

Q. What stocks or sectors contributed to performance?

A. Our substantial overweight stance among consumer discretionary stocks led to significant outperformance of the benchmark in that sector. Building Materials Holding rose sharply thanks to the ongoing boom in housing;
   Beazer Homes also rode the favorable building cycle. Las Vegas-based Ameristar Casinos rebounded from last summer's lows.

   Stock selection brought favorable results among industrial companies. United Defense Industries, which makes combat vehicles and other munitions, was acquired at a substantial premium by BAE Systems (not in the portfolio). Construction activity benefited Astec Industries, a manufacturer of road-building equipment. And Precision Castparts, a fabricator of metal engine castings, rose amid strength in the aerospace industry.

   Good selection among energy stocks also boosted returns. Oil-well component maker Lone Star Technologies saw earnings rise as high prices stimulated drilling activity. Expanding world trade drove up shares of World Fuel Services, enabling us to take profits in that marketer of marine fuel services.

Q. Which areas of the portfolio disappointed?

A. Results were unsatisfactory in the financial sector, which weighs heavily in our benchmark. Southwest Securities, a regional firm based in Dallas, was down in a weak environment for brokerage companies. But the larger loss occurred in pawnshop operator Cash America, which also writes high-interest, high-risk "payday" loans. Companies in that sub-sector fell after the Texas legislature let die a bill that would have expanded lending flexibility. Hanger Orthopedic Group, which owns and operates orthotic and prosthetic care centers, fell, amid weakening industry conditions. Landstar Systems of Jacksonville, which brokers transport between truckers and shippers, retraced some earlier gains as conditions slowed in the trucking industry. Arkansas Best, a conventional trucker, fell back for similar reasons.

   After rising early in the year, steel prices sagged, driving down shares of Schnitzer Steel, a mini-mill engaged in metal reprocessing and recycling.

Q. What is your outlook for the economy and the markets?

A. Higher interest rates and costly energy may already be reining in the pace of economic growth. Against that scenario, we are focusing on companies that can thrive without the stimulus of a rapidly growing economy. We continue to see positive long-term prospects for the health-care and energy sectors, but approach both cautiously due to rising valuations. Technology is another area where we are finding companies with the potential to grow independent of the rate of expansion.

   All of our decisions are being made in the context of the Portfolio's transition from the operating style of its previous managers to Pioneer's more diversified approach. We anticipate that the transition will be completed in the second half of the year.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investing in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                     Value
              COMMON STOCKS - 98.2%
              Energy - 6.1%
              Oil & Gas Equipment & Services - 6.1%
 57,900       Key Energy Services, Inc.*               $  700,590
 39,450       Lone Star Technologies, Inc.*             1,794,974
                                                       ----------
                                                       $2,495,564
                                                       ----------
              Total Energy                             $2,495,564
                                                       ----------
              Materials - 5.0%
              Construction Materials - 2.3%
 12,575       Florida Rock Industries, Inc.            $  922,375
                                                       ----------
              Specialty Chemicals - 1.7%
 33,150       Sensient Technologies Corp.              $  683,222
                                                       ----------
              Steel - 1.0%
 17,900       Schnitzer Steel Industries, Inc.         $  424,230
                                                       ----------
              Total Materials                          $2,029,827
                                                       ----------
              Capital Goods - 8.3%
              Aerospace & Defense - 3.3%
 17,375       Precision Castparts Corp.                $1,353,513
                                                       ----------
              Construction & Farm Machinery &
              Heavy Trucks - 2.3%
 40,850       Astec Industries, Inc.*                  $  947,311
                                                       ----------
              Construction & Engineering - 2.7%
 29,900       URS Corp.*                               $1,116,765
                                                       ----------
              Total Capital Goods                      $3,417,589
                                                       ----------
              Transportation - 5.9%
              Air Freight & Couriers - 2.2%
 41,675       Pacer International, Inc.*               $  908,098
                                                       ----------
              Trucking - 3.7%
 14,675       Arkansas Best Corp.                      $  466,812
 34,650       Landstar System, Inc.*                    1,043,657
                                                       ----------
                                                       $1,510,469
                                                       ----------
              Total Transportation                     $2,418,567
                                                       ----------
              Consumer Durables & Apparel - 6.2%
              Home Furnishings - 0.4%
  7,925       Furniture Brands International, Inc.     $  171,259
                                                       ----------
              Homebuilding - 5.5%
 18,025       Beazer Homes USA, Inc. (a)               $1,030,128
123,375       Champion Enterprises, Inc.*               1,226,348
                                                       ----------
                                                       $2,256,476
                                                       ----------
              Photographic Products - 0.3%
 75,100       Concord Camera Corp.*                    $   93,875
                                                       ----------
              Total Consumer Durables & Apparel        $2,521,610
                                                       ----------

 Shares                                                     Value
              Consumer Services - 6.3%
              Casinos & Gaming - 3.5%
 54,600       Ameristar Casinos, Inc.                  $1,424,514
                                                       ----------
              Restaurants - 1.2%
 13,125       Jack In The Box, Inc.*                   $  497,700
                                                       ----------
              Specialized Consumer Services - 1.6%
 16,350       Regis Corp.                              $  638,958
                                                       ----------
              Total Consumer Services                  $2,561,172
                                                       ----------
              Retailing - 10.9%
              Apparel Retail - 2.8%
 41,675       Foot Locker, Inc.                        $1,134,394
                                                       ----------
              Catalog Retail - 2.7%
 54,200       Insight Enterprises, Inc.*               $1,093,756
                                                       ----------
              Distributors - 5.4%
 32,275       Building Materials Holding Corp.         $2,236,335
                                                       ----------
              Total Retailing                          $4,464,485
                                                       ----------
              Food, Beverage & Tobacco - 1.2%
              Tobacco - 1.2%
 11,650       Universal Corp.                          $  510,037
                                                       ----------
              Total Food, Beverage & Tobacco           $  510,037
                                                       ----------
              Health Care Equipment & Services - 0.7%
              Health Care Facilities - 0.7%
 55,175       Hanger Orthopedic Group, Inc.*           $  278,082
                                                       ----------
              Total Health Care Equipment
              & Services                               $  278,082
                                                       ----------
              Banks - 9.6%
              Regional Banks - 6.6%
 31,750       Central Pacific Financial Corp.          $1,130,300
 25,400       Greater Bay Bancorp                         669,798
 41,320       Hanmi Financial Corp.                       690,044
  6,968       Provident Bankshares Corp.                  222,349
                                                       ----------
                                                       $2,712,491
                                                       ----------
              Thrifts & Mortgage Finance - 3.0%
 16,575       BankUnited Financial Corp. (a)           $  448,188
 25,285       PFF Bancorp, Inc.                           765,883
                                                       ----------
                                                       $1,214,071
                                                       ----------
              Total Banks                              $3,926,562
                                                       ----------
              Diversified Financials - 9.4%
              Asset Management & Custody Banks - 2.2%
 47,791       Apollo Investment Corp.                  $  880,788
                                                       ----------
              Consumer Finance - 5.4%
 49,750       AmeriCredit Corp.*                       $1,268,625
 46,125       Cash America International, Inc.            928,035
                                                       ----------
                                                       $2,196,660
                                                       ----------

The accompanying notes are an integral part of these financial statements.    5

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                        Value
               Investment Banking & Brokerage - 1.8%
   43,625      SWS Group, Inc.                             $   749,478
                                                           -----------
               Total Diversified Financials                $ 3,826,926
                                                           -----------
               Insurance - 7.8%
               Life & Health Insurance - 1.9%
   10,375      Stancorp Financial Group, Inc.              $   794,518
                                                           -----------
               Property & Casualty Insurance - 5.9%
   12,200      First American Corp.                        $   489,708
   40,075      Ohio Casualty Corp.                             969,014
   21,800      RLI Corp.                                       972,280
                                                           -----------
                                                           $ 2,431,002
                                                           -----------
               Total Insurance                             $ 3,225,520
                                                           -----------
               Real Estate - 7.5%
               Real Estate Investment Trusts - 7.5%
   12,800      Alexandria Real Estate Equities, Inc.       $   940,160
   12,600      Camden Property Trust                           677,250
   25,125      First Potomac Realty Trust                      623,100
   40,400      Hanover Capital Mortgage Holdings, Inc.         426,220
   22,225      Impac Mortgage Holdings, Inc. (a)               414,496
                                                           -----------
                                                           $ 3,081,226
                                                           -----------
               Total Real Estate                           $ 3,081,226
                                                           -----------
               Technology, Hardware & Equipment - 10.6%
               Communications Equipment - 2.5%
   15,425      Black Box Corp.                             $   546,045
   12,800      Plantronics, Inc.                               465,408
                                                           -----------
                                                           $ 1,011,453
                                                           -----------
               Computer Storage & Peripherals - 3.3%
   62,125      Hypercom Corp.*                             $   401,949
   24,200      Imation Corp.                                   938,718
                                                           -----------
                                                           $ 1,340,667
                                                           -----------
               Electronic Equipment & Instruments - 0.8%
    6,400      Landauer, Inc.                              $   332,224
                                                           -----------
               Electronic Manufacturing Services - 1.9%
   26,300      Benchmark Electronics, Inc.*                $   800,046
                                                           -----------
               Technology Distributors - 2.1%
   22,700      Anixter International, Inc.*                $   843,759
                                                           -----------
               Total Technology, Hardware
               & Equipment                                 $ 4,328,149
                                                           -----------
               Semiconductors - 1.0%
   91,725      Lattice Semiconductor Corp.*                $   407,259
                                                           -----------
               Total Semiconductors                        $   407,259
                                                           -----------
               Utilities - 1.7%
               Electric Utilities - 1.7%
   22,550      IDACORP, Inc.                               $   690,707
                                                           -----------
               Total Utilities                             $   690,707
                                                           -----------

   Shares                                                        Value
               TOTAL COMMON STOCKS
               (Cost $25,136,159)                          $40,183,282
                                                           ===========
               TEMPORARY CASH INVESTMENTS - 4.7%
               Security Lending Collateral - 4.7%
1,902,815      Securities Lending Investment
               Fund, 3.29%                                 $ 1,902,815
                                                           -----------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $1,902,815)                           $ 1,902,815
                                                           -----------
               TOTAL INVESTMENT IN SECURITIES - 102.9%
               (Cost $27,038,974) (a)                      $42,086,097
                                                           -----------
               OTHER ASSETS AND
               LIABILITIES - (2.9)%                        $(1,181,270)
                                                           -----------
               TOTAL NET ASSETS - 100.0%                   $40,904,827
                                                           ===========

*    Non-income producing security
(a)  At June 30, 2005, the following securities were out on loan:

                                                               Market
  Shares               Security                                Value
  ------               --------                                ------
  16,031       BankUnited Financial Corp.                   $  433,478
  17,425       Beazer Homes USA, Inc.                          995,839
  21,494       Impac Mortgage Holdings, Inc.                   400,863
                                                            ----------
               Total                                        $1,830,180
                                                            ==========

6    The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Six Months
                                                Ended 6/30/05     Year Ended     Year Ended   Year Ended   Year Ended   Year Ended
Class I                                          (unaudited)     12/31/04 (a)     12/31/03     12/31/02     12/31/01     12/31/00
Net asset value, beginning of period               $ 20.44         $ 17.00         $ 12.16      $ 12.81      $ 10.68      $ 11.39
                                                   -------         -------         -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                             $  0.07         $  0.10         $  0.09      $  0.07      $  0.13      $  0.02
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                               0.77            3.68            5.10        (0.65)        2.13        (0.71)
                                                   -------         -------         -------      -------      -------      -------
  Net increase (decrease) from investment
    operations                                     $  0.84         $  3.78         $  5.19      $ (0.58)     $  2.26      $ (0.69)
Distributions to shareowners:
 Net investment income                                (0.13)             -           (0.09)       (0.07)       (0.13)       (0.02)
 Net realized gain                                    (0.02)         (0.34)          (0.26)           -            -            -
                                                   -------         -------         -------      -------      -------      -------
Net increase (decrease) in net asset value         $  0.69         $  3.44         $  4.84      $ (0.65)     $  2.13      $ (0.71)
                                                   -------         -------         -------      -------      -------      -------
Net asset value, end of period                     $ 21.13         $ 20.44         $ 17.00      $ 12.16      $ 12.81      $ 10.68
                                                   =======         =======         =======      =======      =======      =======
Total return*                                         4.10%          21.33%          42.78%       (4.56)%      21.15%+      (6.02)%+
Ratio of net expenses to average net assets           0.95%**         1.01%           1.05%        1.03%        0.96%        0.95%
Ratio of net investment income to average
 net assets                                           0.25%**         0.57%           0.71%        0.54%        1.26%        0.22%
Portfolio turnover rate                               0.10%**           27%             50%          56%          97%         116%
Net assets, end of period (in thousands)           $40,905         $57,463         $40,405      $24,663      $21,598      $14,199

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized
+ The total return would have been lower had certain expenses not been reduced during the periods shown.

  The accompanying notes are an integral part of these financial statements.   7

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of
   $1,830,180) (cost $27,038,974)                                        $42,086,097
 Cash                                                                        961,798
 Receivables -
   Dividends, interest and foreign taxes withheld                             54,103
                                                                         -----------
      Total assets                                                       $43,101,998
                                                                         -----------
LIABILITIES:
 Payables --
   Fund shares repurchased                                                   279,060
   Upon return of securities loaned                                        1,902,815
 Due to affiliates                                                             2,770
 Accrued expenses                                                             12,526
                                                                         -----------
      Total liabilities                                                  $ 2,197,171
                                                                         -----------
NET ASSETS:
 Paid-in capital                                                         $20,199,473
 Undistributed net investment income                                          71,230
 Accumulated undistributed net realized gain                               5,587,001
 Net unrealized gain on investments                                       15,047,123
                                                                         -----------
      Total net assets                                                   $40,904,827
                                                                         -----------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
 Net assets                                                              $40,904,827
   Shares outstanding                                                      1,936,132
                                                                         -----------
 Net asset value per share                                               $     21.13


8   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended
                                                             6/30/05
INVESTMENT INCOME:
 Dividends                                                  $   278,266
 Interest                                                         7,317
 Income on securities loaned, net                                   601
                                                            -----------
  Total investment income                                   $   286,184
                                                            -----------
EXPENSES:
 Management fees                                            $   179,139
 Transfer agent fees                                                802
 Administrative fees                                              9,326
 Custodian fees                                                  11,052
 Professional fees                                               17,988
 Printing                                                         7,173
 Fees and expenses of nonaffiliated trustees                        944
 Miscellaneous                                                    1,106
                                                            -----------
  Total expenses                                            $   227,530
                                                            -----------
  Net expenses                                              $   227,530
                                                            -----------
   Net investment income                                    $    58,654
                                                            ===========
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from investments                         $ 5,683,303
                                                            -----------
 Change in net unrealized loss from investments             $(4,496,268)
                                                            -----------
 Net gain on investments                                    $ 1,187,035
                                                            -----------
 Net increase in net assets resulting from operations       $ 1,245,689
                                                            ===========


  The accompanying notes are an integral part of these financial statements.   9

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     Six Months
                                                                                       Ended
                                                                                      6/30/05          Year Ended
                                                                                    (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income                                                               $     58,654      $    271,055
Net realized gain on investments                                                       5,683,303         1,150,972
Change in net unrealized gain or loss on investments                                  (4,496,268)        8,540,937
                                                                                    ------------      ------------
  Net increase (decrease) in net assets resulting from operations                   $  1,245,689      $  9,962,964
                                                                                    ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class I                                                                            $   (258,431)     $          -
Net realized gain
 Class I                                                                                 (35,385)         (928,706)
                                                                                    ------------      ------------
  Total distributions to shareholders                                               $   (293,816)     $   (928,706)
                                                                                    ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                    $  2,631,416      $ 19,072,784
Reinvestment of distributions                                                            293,741           928,706
Cost of shares repurchased                                                           (20,435,379)      (11,977,166)
                                                                                    ------------      ------------
 Net increase (decrease) in net assets resulting from fund share transactions       $(17,510,222)     $  8,024,324
                                                                                    ------------      ------------
 Net increase (decrease) in net assets                                              $(16,558,349)     $ 17,058,582

NET ASSETS:
Beginning of period                                                                   57,463,176        40,404,594
                                                                                    ------------      ------------
End of period                                                                       $ 40,904,827      $ 57,463,176
                                                                                    ------------      ------------
Accumulated net investment income (loss), end of period                             $     71,230      $    271,007
                                                                                    ============      ============

10  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Small Cap Value II VCT Portfolio (the Portfolio) (formerly Safeco Small-Cap Value Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-eight separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
     Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
     Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
     Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
     (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
     (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
     shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
     (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
     (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
     Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
     Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
     Allocation Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans. As of June 30, 2005, no Class II shares were outstanding for the Portfolio.

The Portfolio, organized on December 10, 2004, is the successor to the Safeco RST Small Cap Value Portfolio. Safeco RST Small Cap Value Portfolio, one of six portfolios that comprised Safeco Resource Series Trust, transferred all of its net assets to the Portfolio in exchange for the Portfolio's Class I shares in a one-to-one exchange ratio, on December 10, 2004, pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco RST Small Cap Value Portfolio on December 8, 2004). The Portfolio had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Portfolio's operations.

The investment objective of The Pioneer Small Cap Value II VCT Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

   Small capitalization stocks, while offering the potential for higher returns, such as those held by the Portfolios may be subject to greater short-term price fluctuations than securities of larger companies.

B. Taxes
   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of the current year distributions paid will be determined at the end of the fiscal year. The following chart shows the components of distributable earnings as of December 31, 2004, and the distributions paid during the year ended December 31, 2004 on a tax basis.

------------------------------------------------------------------------------
                                                                      2004
------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                  $   213,236
 Long- Term capital gain                                              715,470
                                                                  -----------
                                                                  $   928,706
 Return of Capital                                                         --
                                                                  -----------
    Total distributions                                           $   928,706
                                                                  -----------
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                                    $   271,007
 Undistributed long-term gain                                          34,830
 Unrealized appreciation                                           19,447,644
                                                                  -----------
    Total                                                         $19,753,481
                                                                  ===========
------------------------------------------------------------------------------

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

C. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005.

D. Securities Lending
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

E. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated at the annual rate of 0.75% of the Portfolio's average daily net assets.

Prior to the reorganization, the Portfolio was advised by Safeco Asset Management, which received an annual fee equal to 0.85% of its average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Portfolio to the extent necessary to limit Class I expenses to 1.01% of the average daily net assets attributable to Class I shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $2,468 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
Since the reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $302 in transfer agent fees payable to PIMSS at June 30, 2005. Prior to the reorganization Safeco Services Corporation was the transfer and shareholder services agency.

4. Aggregate Unrealized Appreciation and Depreciation
At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

------------------------------------------------------------------------------------------------------
                                                                                             Net
                                                        Gross             Gross         Appreciation/
                                     Tax Cost       Appreciation      Depreciation      (Depreciation)
------------------------------------------------------------------------------------------------------
 Small Cap Value II Portfolio      $27,134,448      $16,035,892       $(1,084,243)       $14,951,649
                                   -----------      -----------       -----------        -----------
------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

5. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $23,415 and $16,539,547, respectively.

6. Capital Shares
At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2005 and the fiscal year ended December 31, 2004:

-------------------------------------------------------------------------------------------------------------
Small Cap Value II Portfolio                 '05 Shares       05 Amount         '04 Shares       '04 Amount
-------------------------------------------------------------------------------------------------------------
 Safeco Trust Shares:
 Shares sold -- Safeco                                                           1,011,658      $ 18,295,281
 Reinvestment of Distributions                                                      47,480           928,706
 Shares repurchased -- Safeco                                                     (637,527)      (11,437,564)
 Shares transferred in reorganization                                           (2,800,798)      (55,427,794)
 Class I:
 Shares Sold                                    128,361      $  2,631,416           38,614           777,503
 Reinvestment of distributions                   14,007           293,741               --                --
 Shares repurchased                          (1,016,986)      (20,435,379)         (26,593)         (539,602)
 Shares issued in reorganization                     --                --        2,800,798        55,427,794
                                             ----------------------------------------------------------------
 Net increase (decrease)                       (874,618)     $(17,510,222)         433,632      $  8,024,324
                                             ----------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17866-00-0805

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                         Pioneer America Income VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


T a b l e   o f   C o n t e n t s
--------------------------------------------------------------------------------

Pioneer America Income VCT Portfolio

  Portfolio and Performance Update                    2

  Comparing Ongoing Portfolio Expenses                3

  Portfolio Management Discussion                     4

  Schedule of Investments                             5

  Financial Statements                               10

  Notes to Financial Statements                      14

  Factors Considered by the Independent Trustees
    in Approving the Management Contract             18

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Portfolio Diversification                       Maturity Distribution                           Five Largest Holdings
(As a percentage of total investment portfolio) (As a percentage of total investment portfolio) (As a percentage of equity holdings)
U.S. Government Securities   92.3%              0-1 year                      3.5%              1. U.S. Treasury Notes,
U.S. Government Agency                          1-3 years                    64.1%                   6.5%, 2/15/10            11.40%
  Obligations                 5.5%              3-4 years                    16.2%              2. U.S. Treasury Notes,
Temporary Cash Investment     1.7%              4-6 years                     2.6%                   6.25%, 8/15/23            5.25
U.S. Corporate Bonds          0.5%              6-8 years                     5.8%              3. U.S. Treasury Notes,
                                                8+ years                      7.8%                   6.375%, 8/15/27           2.59
                                                                                                4. Federal Home Loan Mortgage
                                                                                                     Corp., 6.0%, 3/1/33       2.24
                                                                                                5. Federal Home Loan Bank,
                                                                                                     5.875%, 11/15/07          1.94

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                                6/30/05       12/31/04
Net Asset Value per Share     $ 10.09       $ 10.12


Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.2200      $   -             $   -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer America Income VCT Portfolio at net asset value, compared to that of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index and of Lehman Brothers Government Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[The following data was represented as a line chart in the printed material]


           Pioneer           Lehman           Lehman
           America          Brothers         Brothers
          Income VCT       Government        Fixed Rate
           Portfolio       Bond Index      Mortgage Index
6/95       $10,000         $10,000         $10,000
           $10,202         $10,450         $10,586
6/97       $10,794         $11,222         $11,549
           $11,773         $12,486         $12,579
6/99       $11,978         $12,865         $13,084
           $12,445         $13,507         $13,743
6/01       $13,657         $14,905         $15,293
           $14,754         $16,217         $16,667
6/03       $16,204         $18,057         $17,618
           $16,161         $17,815         $18,009
6/05       $16,983         $19,000         $19,117

Index comparisons begin 2/28/95. The Lehman Brothers Government Bond Index measures the performance of the U.S. government bond market. The Lehman Brothers Fixed Rate Mortgage Index measures the performance of the government and mortgage securities markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------

10 Years            5.44%
5 Years             6.42
1 Year              5.09

All total returns shown assume reinvestment of distributions at net asset value. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer America Income VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005.

Share Class                                        II
----------------------------------------------------------
Beginning Account Value on 1/1/05              $ 1,000.00
Ending Account Value on 6/30/05                $ 1,019.00
Expenses Paid During Period*                   $     5.36

* Expenses are equal to the Portfolio's annualized expense ratio of 1.07% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer America Income VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005.

Share Class                                        II
----------------------------------------------------------
Beginning Account Value on 1/1/05              $ 1,000.00
Ending Account Value on 6/30/05                $ 1,019.49
Expenses Paid During Period*                   $     5.36

* Expenses are equal to the Portfolio's annualized expense ratio of 1.07% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Despite rising interest-rates, investors in U.S. Government and agency securities were rewarded with positive total returns during the first half of 2005. In the interview below, Richard Schlanger, a member of the Pioneer fixed-income team, discusses the factors that affected the fixed-income market and Pioneer American Income VCT Portfolio over the past six months.

Q.   How did the Portfolio perform during the period?

A. For the six-month period ended June 30, 2005, Class II shares of the Portfolio produced a total return of 1.90% at net asset value. The Portfolio underperformed its benchmark, the Lehman Brothers Government Bond Index, which returned 2.93% for the same period. The Portfolio also fell short of the Lehman Brothers Fixed-Rate Mortgage-Backed Index, which returned 2.15%. At the end of the period, the 30-day SEC yield for Class II shares was 3.35%.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q.   What was the investment environment like during the period?

A. Despite rising oil prices, the economy continued to grow at a steady pace, buoyed by job creation, a high level of consumer spending and escalating real estate prices. Along with this positive economic backdrop, the Federal Reserve continued to reverse its accommodative monetary policy by boosting the Federal funds rate four times during the six-month period, each time by one-quarter percentage point. The Federal funds rate, which is the rate that banks charge for overnight loans, moved from 2.25% to 3.25%. The Fed's actions resulted in rising yields and falling prices on short-term securities; however, yields on longer-term securities declined and prices rose. For example, the yield on the 10-year Treasury bond declined 0.31% and the yield on the 30-year Treasury bond went down 0.64%. Despite the general decline in long-term yields, long-term U.S. Treasury yields were among the highest of the developed economies, making the securities attractive to foreign investors. U.S. Treasuries were favored by overseas investors for another reason. In order to keep their currency values relatively low, overseas market participants invested substantial assets in Treasury securities. During the period, General Motors and Ford reported disappointing earnings, and credit agencies downgraded the companies' debt. As a result, we saw a flight to quality in the fixed-income markets, with investors moving assets into Treasury securities because they had no credit risk and the full faith and credit backing of the U.S. Government. All of these factors benefited government bonds.

Q. What were the principal strategies used in managing the Portfolio in this environment?

A. The Portfolio was divided among mortgage-backed, Treasury, agency securities and cash. While we trimmed exposure to mortgage securities, we continued to emphasize the sector relative to the benchmark. All of the mortgages in the Portfolio were issued by government sponsored enterprises, including the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Government National Mortgage Association (Ginnie Mae). Ginnie Mae securities are backed by the full faith and credit of the U.S. Government, however, a full faith and credit backing applies to underlying Portfolio securities, not to Portfolio shares. In selecting mortgages, we emphasized those with coupons in the 4.5% to 5.0% range, which carried less prepayment risk. When interest rates rose and yields on Treasuries moved higher, we opportunistically purchased longer-duration Treasury securities in the 7-to-15-year maturity range. At the end of the six-month period, the Portfolio's assets were allocated as follows: U.S. Treasury/agency securities, 33.2%; pass-through securities, 65.0%; cash, 1.8%.

Q.   What detracted from performance?

A. We attribute the Portfolio's performance shortfall relative to the Lehman Brothers Fixed-Rate Mortgage Index to the defensive nature of our duration strategy. To limit the price volatility that usually accompanies rising interest rates, we kept the Portfolio's duration shorter than the index. (Stated in years, duration measures a bond's price sensitivity to interest-rate changes. A shorter duration can protect the Portfolio from price declines as yields rise.) Performance also suffered because of our relatively small exposure to long-term Treasury bonds, as we were skeptical that prices would continue to rise as the Fed continued to raise interest rates. Even Federal Reserve Chairman Alan Greenspan called the rally in long-term Treasuries a "conundrum." Ginnie Maes also had a negative impact on performance because the decline in long-term Treasury yields raised concerns about the potential for refinance risk that is associated with mortgages.

Q.   What contributed most to performance?

A. Although we had less exposure (relative to the Portfolio's benchmark) in long-term Treasury securities, our position in the sector contributed to results. Conventional mortgages - those issued by Freddie Mac and Fannie Mae - also enhanced performance, as they outperformed Ginnie Maes. Minimizing prepayment risk by selecting specific mortgage pools was also helpful.

Q.   What is your outlook for the rest of 2005?

A. Data associated with the economy continues to indicate that economic growth will keep improving at a steady rate, despite the fact that oil has now passed the $60-a-barrel level. Although inflation remains in check, there are indications that it is beginning to pick up. For example, rising global demand for commodities and industrial products has resulted in higher prices. We have also begun to see an upturn in airline, railroad and trucking prices, as companies pass along the cost of energy to consumers and businesses. Escalating real estate values are also a source of concern. Given these factors, the Fed has stated that it will continue raising interest rates in the near term in an effort to keep inflation from accelerating. As the Fed hikes rates, we expect to see longer-term yields drift higher. As we move into the second half of 2005, the Portfolio should continue to provide a relatively safe haven for investors who want to avoid the risk associated with the more volatile areas of the fixed-income market and with equities.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Government guarantees apply to the underlying securities only and not to the prices and yields of the Portfolio. When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the fund will generally rise. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. Investments in the fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

  Principal
     Amount                                                                        Value
              COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
              Government - 1.1%
 $  154,082   Freddie Mac, 5.0%, 1/15/16                                     $   155,829
    350,000   Freddie Mac, 5.5%, 7/15/28                                         358,230
                                                                             -----------
                                                                             $   514,059
                                                                             -----------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost $517,620)                                                $   514,059
                                                                             -----------
              CORPORATE BONDS - 0.5%
              Diversified Financials - 0.5%
    250,000   Private Export Funding, 3.375%, 2/15/09                        $   245,760
                                                                             -----------
              TOTAL CORPORATE BONDS
              (Cost $250,000)                                                $   245,760
                                                                             -----------
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.9%
    247,526   Fannie Mae, 5.5%, 6/1/23                                       $   252,679
    250,000   Fannie Mae, Floating Rate Note, 3/1/19                             248,410
    250,000   Federal Farm Credit Bank, 3.25%, 6/15/07                           247,209
    250,000   Federal Farm Credit Bank, 4.45%, 6/1/15                            252,487
    400,000   Federal Farm Credit Bank, 4.9%, 3/17/14                            394,894
    100,000   Federal Farm Credit Bank, 5.88%, 9/8/08                            105,837
    200,000   Federal Farm Credit Bank, Medium Term Note, 6.38%, 11/27/06        206,953
    250,000   Federal Home Loan Bank, 4.25%, 2/16/10                             250,252
    400,000   Federal Home Loan Bank, 4.53%, 10/30/06                            403,700
    850,000   Federal Home Loan Bank, 5.875%, 11/15/07                           888,524
    300,000   Federal Home Loan Bank, 5.89%, 6/30/08                             317,255
    264,936   Federal Home Loan Mortgage Corp., 5.5%, 9/1/34                     268,811
    238,298   Federal Home Loan Mortgage Corp., 5.5%, 12/1/34                    241,783
     89,892   Federal Home Loan Mortgage Corp., 6.0% 10/1/32                      92,265
    592,118   Federal Home Loan Mortgage Corp., 6.0%, 11/1/32                    607,746
    189,091   Federal Home Loan Mortgage Corp., 6.0%, 12/1/32                    194,082
    218,379   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                     224,143
  1,000,581   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33                   1,026,662
    685,632   Federal Home Loan Mortgage Corp., 6.0%, 5/1/34                     703,495
     89,290   Federal Home Loan Mortgage Corp., 6.5%, 3/1/11                      92,873
    262,050   Federal Home Loan Mortgage Corp., 6.5%, 7/1/16                     272,696
     63,770   Federal Home Loan Mortgage Corp., 6.5%, 1/1/29                      66,262
     38,467   Federal Home Loan Mortgage Corp., 6.5%, 3/1/29                      39,956
     40,225   Federal Home Loan Mortgage Corp., 6.5%, 4/1/31                      41,730
     86,048   Federal Home Loan Mortgage Corp., 6.5%, 10/1/31                     89,266
     49,706   Federal Home Loan Mortgage Corp., 6.5%, 2/1/32                      51,565
    248,946   Federal Home Loan Mortgage Corp., 6.5% 4/1/32                      258,101
     84,468   Federal Home Loan Mortgage Corp., 6.5%, 7/1/32                      87,575
    140,000   Federal Home Loan Mortgage Corp., 6.7%, 1/5/07                     145,907
      2,718   Federal Home Loan Mortgage Corp., 7.0%, 4/1/30                       2,862
     22,837   Federal Home Loan Mortgage Corp., 7.0%, 2/1/31                      24,047
      9,080   Federal Home Loan Mortgage Corp., 7.0%, 6/1/31                       9,578
      4,598   Federal Home Loan Mortgage Corp., 7.0%, 7/1/31                       4,850
      5,159   Federal Home Loan Mortgage Corp., 7.0%, 9/1/31                       5,432
     31,395   Federal Home Loan Mortgage Corp., 7.0%, 3/1/32                      33,235
     43,996   Federal Home Loan Mortgage Corp., 7.0%, 4/1/32                      46,328

  The accompanying notes are an integral part of these financial statements.   5

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

    Principal
       Amount                                                                    Value
                U.S. Government and Agency Obligations - (Cont.)
 $     41,635   Federal Home Loan Mortgage Corp., 7.5%, 8/1/31             $    44,580
      257,833   Federal National Mortgage Association, 4.5%, 4/1/19            256,861
       92,123   Federal National Mortgage Association, 5.0%, 3/1/09             93,087
      233,603   Federal National Mortgage Association, 5.0%, 7/1/19            236,345
      333,818   Federal National Mortgage Association, 5.5%, 3/1/18            342,911
      363,461   Federal National Mortgage Association, 5.5%, 4/1/18            373,920
      403,026   Federal National Mortgage Association, 5.5%, 4/1/19            414,003
      362,504   Federal National Mortgage Association, 5.5%, 11/1/23           370,049
      242,140   Federal National Mortgage Association, 5.5%, 3/1/24            247,104
      201,378   Federal National Mortgage Association, 5.5%, 2/1/33            204,192
      346,858   Federal National Mortgage Association, 5.5%, 9/1/33            351,921
      408,288   Federal National Mortgage Association, 5.5%, 11/1/33           414,248
      274,616   Federal National Mortgage Association, 5.5%, 3/1/34            278,533
      193,969   Federal National Mortgage Association, 5.5%, 12/1/34           196,736
      221,641   Federal National Mortgage Association, 6.0%, 12/1/11           229,255
       65,501   Federal National Mortgage Association, 6.0%, 12/1/31            67,238
       49,003   Federal National Mortgage Association, 6.0%, 10/1/32            50,271
      458,576   Federal National Mortgage Association, 6.0%, 11/1/32           470,445
      585,585   Federal National Mortgage Association, 6.0%, 3/1/33            600,740
      140,920   Federal National Mortgage Association, 6.0%, 4/1/33            144,568
      195,885   Federal National Mortgage Association, 6.0%, 5/1/33            200,901
      157,810   Federal National Mortgage Association, 6.0%, 6/1/33            161,851
      178,136   Federal National Mortgage Association, 6.0%, 7/1/34            182,691
      183,793   Federal National Mortgage Association, 6.0%, 9/1/34            188,493
       48,215   Federal National Mortgage Association, 6.5%, 7/1/21             50,140
       93,127   Federal National Mortgage Association, 6.5%, 11/1/28            96,709
       57,076   Federal National Mortgage Association, 6.5%, 1/1/29             59,275
       86,400   Federal National Mortgage Association, 6.5%, 10/1/31            89,622
       87,425   Federal National Mortgage Association, 6.5%, 1/1/32             90,685
       37,670   Federal National Mortgage Association, 6.5%, 2/1/32             39,075
      194,017   Federal National Mortgage Association, 6.5%, 3/1/32            201,184
      106,710   Federal National Mortgage Association, 6.5%, 4/1/32            110,620
       87,262   Federal National Mortgage Association, 6.5%, 7/1/32             90,459
      294,885   Federal National Mortgage Association, 6.5% 8/1/32             305,743
       42,886   Federal National Mortgage Association, 6.5%, 9/1/32             44,458
      446,686   Federal National Mortgage Association, 6.5%, 7/1/34            462,434
       53,230   Federal National Mortgage Association, 7.0%, 9/1/18             56,344
       32,109   Federal National Mortgage Association, 7.0%, 8/1/19             33,955
       13,141   Federal National Mortgage Association, 7.0%, 1/1/29             13,869
      146,868   Federal National Mortgage Association, 7.0%, 9/1/30            155,003
        3,984   Federal National Mortgage Association, 7.0%, 5/1/31              4,202
       24,473   Federal National Mortgage Association, 7.0%, 7/1/31             25,813
       30,689   Federal National Mortgage Association, 7.0%, 1/1/32             32,371
       20,536   Federal National Mortgage Association, 7.5%, 2/1/31             21,944
       54,476   Federal National Mortgage Association, 9.0%, 4/1/33             57,865
      300,000   Freddie Mac, 5.25%, 11/15/12                                   302,936
      297,531   Government National Mortgage Association, 4.5%, 4/15/20        298,303
      403,362   Government National Mortgage Association, 4.5%, 8/15/33        399,087
      708,863   Government National Mortgage Association, 4.5%, 6/15/34        701,133

6   The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Principal
       Amount                                                                     Value
                U.S. Government and Agency Obligations - (Cont.)
 $    291,890   Government National Mortgage Association, 5.0%, 7/15/17     $   298,380
      343,306   Government National Mortgage Association, 5.0%, 12/20/18        348,526
      184,364   Government National Mortgage Association, 5.0%, 7/15/19         187,715
      224,542   Government National Mortgage Association, 5.0%, 11/20/19        227,847
      196,668   Government National Mortgage Association, 5.0%, 1/20/20         199,571
      195,611   Government National Mortgage Association, 5.0%, 2/15/20         199,184
      230,552   Government National Mortgage Association, 5.0%, 9/15/33         232,669
      594,144   Government National Mortgage Association, 5.0%, 4/15/35         599,481
      376,290   Government National Mortgage Association, 5.5%, 6/15/17         388,639
      177,367   Government National Mortgage Association, 5.5%, 2/15/19         183,192
      229,938   Government National Mortgage Association, 5.5%, 7/15/19         237,470
      414,829   Government National Mortgage Association, 5.5%, 7/20/19         427,123
      162,627   Government National Mortgage Association, 5.5%, 4/15/31         166,440
      226,931   Government National Mortgage Association, 5.5%, 3/15/33         232,004
      267,824   Government National Mortgage Association, 5.5%, 4/15/33         273,812
      280,790   Government National Mortgage Association, 5.5%, 7/15/33         287,068
      403,535   Government National Mortgage Association, 5.5%, 2/20/34         411,619
      234,144   Government National Mortgage Association, 5.5%, 10/15/34        239,348
      188,543   Government National Mortgage Association, 5.5%, 11/20/34        192,321
      248,435   Government National Mortgage Association, 5.5%, 1/15/35         250,666
      133,248   Government National Mortgage Association, 6.0%, 6/20/16         137,963
      110,509   Government National Mortgage Association, 6.0%, 5/15/17         114,766
      218,475   Government National Mortgage Association, 6.0%, 2/15/18         226,887
       78,787   Government National Mortgage Association, 6.0%, 12/20/18         81,575
      182,009   Government National Mortgage Association, 6.0%, 7/20/19         188,453
      170,399   Government National Mortgage Association, 6.0%, 8/15/19         176,964
      395,325   Government National Mortgage Association, 6.0%, 7/15/23         409,362
      190,469   Government National Mortgage Association, 6.0%, 4/15/28         197,028
      140,221   Government National Mortgage Association, 6.0%, 9/15/32         144,793
      415,634   Government National Mortgage Association, 6.0%, 10/15/32        429,185
      408,789   Government National Mortgage Association, 6.0%, 11/15/32        422,806
      266,989   Government National Mortgage Association, 6.0%, 12/15/32        276,465
      395,533   Government National Mortgage Association, 6.0% 1/15/33          408,336
      499,286   Government National Mortgage Association, 6.0%, 2/15/33         515,398
      299,320   Government National Mortgage Association, 6.0%, 9/15/33         308,979
      235,284   Government National Mortgage Association, 6.0%, 11/20/33        242,362
      644,853   Government National Mortgage Association, 6.0%, 3/15/34         665,598
      322,062   Government National Mortgage Association, 6.0%, 6/20/34         331,718
      352,084   Government National Mortgage Association, 6.0%, 8/15/34         363,575
      132,381   Government National Mortgage Association, 6.0%, 9/15/34         136,639
      743,266   Government National Mortgage Association, 6.0%, 10/15/34        767,178
      153,745   Government National Mortgage Association, 6.5%, 4/15/17         160,829
       27,867   Government National Mortgage Association, 6.5%, 6/15/17          29,151
       20,233   Government National Mortgage Association, 6.5%, 3/15/26          21,201
      108,603   Government National Mortgage Association, 6.5%, 6/15/28         113,701
       33,881   Government National Mortgage Association, 6.5%, 2/15/29          35,442
      402,745   Government National Mortgage Association, 6.5%, 5/15/29         421,435
        9,016   Government National Mortgage Association, 6.5%, 6/15/29           9,431
       61,016   Government National Mortgage Association, 6.5%, 5/15/31          63,799
      323,505   Government National Mortgage Association, 6.5%, 6/15/31         338,264

   The accompanying notes are an integral part of these financial statements.  7

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                                     Value
                U.S. Government and Agency Obligations - (Cont.)
 $   86,440     Government National Mortgage Association, 6.5%, 7/15/31     $    90,384
     89,354     Government National Mortgage Association, 6.5%, 9/15/31          93,430
     36,211     Government National Mortgage Association, 6.5%, 9/20/31          37,704
     90,553     Government National Mortgage Association, 6.5%, 10/15/31         94,684
    102,541     Government National Mortgage Association, 6.5%, 12/15/31        107,219
     17,054     Government National Mortgage Association, 6.5%, 2/15/32          18,063
     73,161     Government National Mortgage Association, 6.5%, 4/15/32          76,490
    108,170     Government National Mortgage Association, 6.5%, 6/15/32         113,093
     96,084     Government National Mortgage Association, 6.5%, 7/15/32         100,456
    181,031     Government National Mortgage Association, 6.5%, 1/15/34         189,213
     15,747     Government National Mortgage Association, 7.0%, 1/15/26          16,722
     47,128     Government National Mortgage Association, 7.0%, 5/20/26          49,811
     45,094     Government National Mortgage Association, 7.0%, 7/15/26          47,887
     17,658     Government National Mortgage Association, 7.0%, 9/15/27          18,735
     59,743     Government National Mortgage Association, 7.0%, 2/15/28          63,342
     29,883     Government National Mortgage Association, 7.0%, 3/15/28          31,684
     25,877     Government National Mortgage Association, 7.0%, 4/15/28          27,436
     55,985     Government National Mortgage Association, 7.0%, 11/15/28         59,358
     33,619     Government National Mortgage Association, 7.0%, 1/15/29          35,623
     95,259     Government National Mortgage Association, 7.0%, 2/20/29         100,460
     34,984     Government National Mortgage Association, 7.0%, 6/15/29          37,070
     50,897     Government National Mortgage Association, 7.0%, 7/15/29          53,930
      4,877     Government National Mortgage Association, 7.0%, 12/15/30          5,166
     37,495     Government National Mortgage Association, 7.0%, 2/15/31          39,715
     26,801     Government National Mortgage Association, 7.0%, 5/15/31          28,389
     29,782     Government National Mortgage Association, 7.0%, 8/15/31          31,545
    127,412     Government National Mortgage Association, 7.0%, 5/15/32         134,951
      7,969     Government National Mortgage Association, 7.5%, 10/15/22          8,596
      1,829     Government National Mortgage Association, 7.5%, 6/15/23           1,972
      1,874     Government National Mortgage Association, 7.5%, 8/15/23           2,021
      1,786     Government National Mortgage Association, 7.5%, 8/15/29           1,914
     27,944     Government National Mortgage Association, 7.5%, 10/15/29         29,959
     38,846     Government National Mortgage Association, 7.5%, 11/15/29         41,646
     15,810     Government National Mortgage Association, 7.5%, 1/15/31          16,943
     19,796     Government National Mortgage Association, 7.5%, 1/15/32          21,214
    117,410     Government National Mortgage Association I, 6.0%, 2/15/29       121,339
     64,717     Government National Mortgage Association I, 7.0%, 1/15/30        68,551
     39,469     Government National Mortgage Association I, 7.0%, 12/15/30       41,807
     35,894     Government National Mortgage Association II, 6.5%, 8/20/28       37,424
     48,697     Government National Mortgage Association II, 6.5%, 12/20/28      50,765
     18,077     Government National Mortgage Association II, 7.0%, 1/20/31       19,057
      7,903     Government National Mortgage Association II, 7.5%, 8/20/27        8,443
      2,990     Government National Mortgage Association II, 8.0%, 8/20/25        3,220
     12,000     Tennessee Valley Authority, Variable Rate Note, 6/1/28          306,000
  1,950,000     U.S. Treasury Bonds, 6.25%, 8/15/23                           2,430,111
    925,000     U.S. Treasury Bonds, 6.375%, 8/15/27                          1,199,284
    400,000     U.S. Treasury Bonds, 7.25%, 5/15/16                             512,203
    500,000     U.S. Treasury Notes, 4.0%, 11/15/12                             505,606
    650,000     U.S. Treasury Notes, 4.0%, 2/15/14                              653,910
    370,000     U.S. Treasury Notes, 4.25%, 11/15/14                            378,686

8  The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                        Value
              U.S. Government and Agency Obligations - (Cont.)
 $  375,000   U.S. Treasury Notes, 4.75%, 5/15/14            $   397,910
  4,700,000   U.S. Treasury Notes, 6.5%, 2/15/10               5,245,092
                                                             -----------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $44,276,509)                             $45,192,213
                                                             -----------
              TOTAL INVESTMENTS IN SECURITIES - 97.5%
              (Cost $45,044,129)                             $45,952,032
                                                             -----------
              OTHER ASSETS AND LIABILITIES - 2.5%            $ 1,173,415
                                                             -----------
              TOTAL NET ASSETS - 100.0%                      $47,125,447
                                                             ===========

   The accompanying notes are an integral part of these financial statements.  9

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      Six Months
                                                                                         Ended                            5/1/03 (a)
                                                                                        6/30/05          Year Ended           to
                                                                                      (unaudited)         12/31/04         12/31/03
Class II
Net asset value, beginning of period                                                  $    10.12         $    10.37       $ 10.57
                                                                                      ----------         ----------       ---------
Increase from investment operations:
 Net investment income                                                                $     0.19         $     0.41       $  0.21
 Net realized and unrealized loss on investments                                            --                (0.11)        (0.15)
                                                                                      ----------         ----------       ---------
  Net increase from investment operations                                             $     0.19         $     0.30       $  0.06
Distributions to shareowners:
 Net investment income                                                                     (0.22)             (0.55)        (0.26)
                                                                                      ----------         ----------       ---------
 Net decrease in net asset value                                                      $    (0.03)        $    (0.25)      $ (0.20)
                                                                                      ----------         ----------       ---------
 Net asset value, end of period                                                       $    10.09         $    10.12       $ 10.37
                                                                                      ==========         ==========       =======
Total return*                                                                               1.90%              3.04%         2.60%
Ratio of net expenses to average net assets+                                                1.07%**            1.06%         1.01%
Ratio of net investment income to average net assets+                                       3.59%**            3.29%         2.42%
Portfolio turnover rate                                                                       18%**              37%           34%
Net assets, end of period (in thousands)                                              $   17,199            $13,791       $ 2,637
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                               1.07%**            1.06%         1.01%
 Net investment income                                                                      3.59%**            3.29%         2.42%

(a)  Class II shares were first publicly offered on May 1, 2003.

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

 **  Annualized.

  +  Ratios with no reduction for fees paid indirectly.

10   The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (Cost $45,044,129)      $45,952,032
 Cash                                                           821,885
 Receivables --
   Fund shares sold                                              29,506
   Dividends, interest and foreign taxes withheld               383,611
 Other                                                              823
                                                            -----------
     Total assets                                           $47,187,857
                                                            -----------
LIABILITIES:
 Payables --
   Fund shares repurchased                                  $     6,385
 Due to affiliates                                                1,407
 Accrued expenses                                                54,618
                                                            -----------
     Total liabilities                                      $    62,410
                                                            -----------
NET ASSETS:
 Paid-in capital                                            $47,701,359
 Undistributed net investment income (loss)                    (442,685)
 Accumulated net realized gain (loss)                        (1,041,130)
 Net unrealized gain (loss) on:
   Investments                                                  907,903
                                                            -----------
     Total net assets                                       $47,125,447
                                                            -----------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                               $29,926,222
 Shares outstanding                                           2,971,384
                                                            -----------
   Net asset value per share                                $     10.07
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                               $17,199,225
 Shares outstanding                                           1,704,851
                                                            -----------
   Net asset value per share                                $     10.09

 The accompanying notes are an integral part of these financial statements.   11

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                       Ended
                                                                      6/30/05
INVESTMENT INCOME:
 Interest                                                             $1,092,755
                                                                      ----------
  Total investment income                                             $1,092,755
                                                                      ----------
EXPENSES:
 Management fees                                                      $  127,417
 Transfer agent fees and expenses                                          1,488
 Distribution fees (Class II)                                             19,431
 Administrative reimbursements                                             9,326
 Custodian fees                                                           10,533
 Professional fees                                                        24,876
 Printing expense                                                          9,955
 Fees and expenses of nonaffiliated trustees                                 885
 Miscellaneous                                                             3,808
                                                                      ----------
  Total expenses                                                      $  207,719
                                                                      ----------
  Net expenses                                                        $  207,719
                                                                      ----------
    Net investment income (loss)                                      $  885,036
                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Change in net unrealized gain or loss from:
   Investments                                                        $   15,014
                                                                      ----------
 Net gain (loss) on investments                                       $   15,014
                                                                      ==========
 Net increase (decrease) in net assets resulting from operations      $  900,050
                                                                      ==========

12   The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      Six Months
                                                                                         Ended                Year
                                                                                        6/30/05              Ended
                                                                                      (unaudited)           12/31/04
FROM OPERATIONS:
Net investment income (loss)                                                          $   885,036          $ 1,625,595
Net realized gain (loss) on investments                                                      --                206,989
Change in net unrealized gain or loss on investments                                       15,014             (352,583)
                                                                                     ------------         ------------
  Net increase (decrease) in net assets resulting from operations                     $   900,050          $ 1,480,001
                                                                                     ------------         ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                              $  (719,999)         $(2,102,796)
 Class II                                                                                (342,895)            (401,489)
                                                                                     ------------         ------------
  Total distributions to shareowners                                                  $(1,062,894)         $(2,504,285)
                                                                                     ------------         ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                      $ 4,308,873          $15,160,465
Reinvestment of distributions                                                           1,062,884            2,504,258
Cost of shares repurchased                                                             (4,216,563)        ( 17,669,980)
                                                                                     ------------         ------------
 Net increase (decrease) in net assets resulting from Fund share transactions         $ 1,155,194          $    (5,257)
                                                                                     ------------         ------------
 Net increase (decrease) in net assets                                                $   992,350          $(1,029,541)
                                                                                     ------------         ------------
NET ASSETS:
Beginning of period                                                                   $43,133,097          $47,162,638
                                                                                     ------------         ------------
End of period                                                                         $44,125,447          $46,133,097
                                                                                     ============         ============
Undistributed net investment income (loss), end of period                             $  (442,685)         $  (264,827)
                                                                                     ============         ============

  The accompanying notes are an integral part of these financial statements.  13

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

The Pioneer America Income VCT Portfolio (The Portfolio) is a portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty eight separate portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Conservative Allocation VCT Portfolio (Ibbotson
       Conservative Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

The Portfolio commenced operations on May 1, 2003.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of America Income Portfolio is to produce a high level of current income as consistent with preservation of capital.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares is based on the last sale price on the principal exchange where they traded. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B.   Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2004, America Income Trust Portfolio had a net capital loss carryforward of $989,590, of which the following amounts will expire between 2008 and 2012 if not utilized: $382,424 in 2008, $435,523 in 2011 and $171,643 in 2012.

     The Portfolio elected to defer $47,565 in capital losses recognized between November 1, 2004 and December 31, 2004 to its fiscal year ending December 31, 2005.

     The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004 and the distributions paid during the year ended December 31, 2004 on a tax basis. The tax character of current year distributions will be determined at the end of the current fiscal year.

--------------------------------------------------------------------------------
                                                                         2004
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                    $2,504,285
 Long-Term capital gain/capital loss carryforward                          --
                                                                    ----------
                                                                    $2,504,285
 Return of Capital                                                         --
                                                                    ----------
  Total distributions                                               $2,504,285
                                                                    ==========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                      $      --
 Undistributed long-term gain/(capital loss carryforward)             (989,590)
 Post-October Loss Deferred                                            (47,565)
 Unrealized appreciation (depreciation)                                624,087
                                                                    ----------
  Total                                                             $ (413,068)
                                                                    ==========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, the recognition of unrealized gains or losses on certain futures contracts, and the tax treatment of premium amortization.

C.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted-net assets at the beginning of the day. The Portfolio declares as daily dividends substantially all of its respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

D.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolios. Management fees are calculated daily at the annual rate of 0.55% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $781 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $509 in transfer agent fees payable to PIMSS at June 30, 2005.

4.   Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $117 payable to PFD at June 30, 2005.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.   Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

------------------------------------------------------------------------------------------------
                                                                                       Net
                                                    Gross            Gross        Appreciation/
                                 Tax Cost       Appreciation     Depreciation     (Depreciation)
------------------------------------------------------------------------------------------------
 America Income Portfolio      $45,312,931        $771,671        $(132,570)        $639,101
                               -----------        --------        ---------         --------
------------------------------------------------------------------------------------------------

6.   Portfolio Transactions

The cost of purchases and the proceeds from sales of U.S. Government obligations for the six months ended June 30, 2005, were $5,599,098 and $4,126,863, respectively.

7.   Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

------------------------------------------------------------------------------------------------
                                    '05 Shares     '05 Amount
America Income Portfolio            (unaudited)    (unaudited)    '04 Shares       '04 Amount
------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                          47,672    $    480,069         245,204     $   2,472,061
 Reinvestment of distributions        71,646         719,999         206,467         2,102,795
 Shares repurchased                 (347,892)     (3,497,649)     (1,551,998)      (15,847,044)
                                    ------------------------------------------------------------
  Net decrease                      (228,574)   $ (2,297,581)     (1,100,327)    $ (11,272,188)
                                    ============================================================
 CLASS II:
 Shares sold                         379,967    $  3,828,804       1,247,751     $  12,688,404
 Reinvestment of distributions        34,065         342,885          39,513           401,463
 Shares repurchased                  (71,554)       (718,914)       (179,116)       (1,822,936)
                                    ------------------------------------------------------------
  Net increase                       342,478    $  3,452,775       1,108,148     $  11,266,931
                                    ============================================================
------------------------------------------------------------------------------------------------

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose,
(ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004, the second quintile for the three years ended June 30, 2004, and the second quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was acceptable relative to comparable Funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded, given current and anticipated asset levels, that break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17869-00-0805
                                                  [logo] PIONEER Investments (R)


                                                PIONEER VARIABLE CONTRACTS TRUST

                           Pioneer AmPac Growth VCT Portfolio -- Class II Shares
                      (Formerly Pioneer Papp America-Pacific Rim VCT Portfolio.
                                             Name change effective May 1, 2005.)


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


Pioneer AmPac Growth VCT Portfolio
  Portfolio and Performance Update           2
  Comparing Ongoing Portfolio Expenses       3
  Portfolio Management Discussion            4
  Schedule of Investments                    5
  Financial Statements                       6
  Notes to Financial Statements             10

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05

[THE FOLLOWING DATA WAS REPRESENTED AS PIE CHARTS IN THE PRINTED MATERIAL.]

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks                                     92.4%
Depositary Receipts for International Stocks            4.5%
Temporary Cash Investments                              3.1%


Sector Distribution
(As a percentage of equity holdings)

Information Technology                          32.2%
Health Care                                     18.6%
Industrials                                     17.0%
Consumer Staples                                13.0%
Financials                                      11.8%
Consumer Discretionary                           4.7%
Energy                                           2.7%


Five Largest Holdings
(As a percentage of equity holdings)

  1.       Intel Corp.              4.86%
  2.       Wm. Wrigley Jr. Co.      4.81
  3.       State Street Corp.       4.78
  4.       Stryker Corp.            4.71
  5.       Medtronic, Inc.          4.68

The Portfolio is actively managed and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05

Prices and Distributions

                               6/30/05     12/31/04
Net Asset Value per Share      $9.75       $10.14


Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $0.0395       $   -             $   -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer AmPac Growth VCT Portfolio at net asset value, compared to that of the Russell 1000 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

The following data represents a line chart from the printed material.

                    Russell         Pioneer AMPac
                  1000 Growth   Growth VCT Portfolio*
March, 2004          10,000            10,000
June, 2004           10,194            10,109
June, 2005           10,365             9,673

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)


Net Asset Value
Life-of-Fund         -1.64%
(3/15/04)
1 Year               -4.31%

All total returns shown assume reinvestment of distributions at net asset value. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to the variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AmPac Growth VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005.

Share Class                                        II
------------------------------------------   --------------
       Beginning Account Value on 1/1/05       $1,000.00
       Ending Account Value on 6/30/05         $  965.40
       Expenses Paid During Period*            $    4.63

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AmPac Growth VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2005 through June 30, 2005.

Share Class                                        II
------------------------------------------   --------------
       Beginning Account Value on 1/1/05       $1,000.00
       Ending Account Value on 6/30/05         $1,020.08
       Expenses Paid During Period*            $    4.76

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05

With crude oil prices topping $60 a barrel and the Federal Reserve maintaining its campaign of raising short-term interest rates, U.S. stocks produced mixed results for the six months ended June 30, 2005. Cyclical, interest-rate sensitive and value companies - particularly oil companies - prospered in this environment while growth companies struggled. In the following interview, Rosellen Papp, a member of the Portfolio's management team, discusses performance in light of these developments and her outlook for the months ahead.

Q:   How did the Portfolio perform during the first half of fiscal 2005?

A: The Portfolio held some strong performers, but the overall trend was negative. For the six months ended June 30, 2005, Class II shares returned -3.46% at net asset value. In comparison, the Standard & Poor's 500 Index and the Russell 1000 Growth Index posted returns of -0.81% and -1.72%, respectively, for the same period.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     Within its large-company growth focus, the Portfolio's assets are concentrated in three broad business segments - technology, financial services and health care. Technology holdings, which are classic growth stocks, lagged in the wake of the weak economic data this spring and the perception that businesses are not upgrading into new technologies. With the Fed all but guaranteeing future interest rate hikes, albeit at a measured pace, many financial services stocks struggled. Furthermore, given the Fed's efforts to raise short-term interest rates, long-term interest rates have not increased as expected. These low rates are keeping consumers spending, which is helping more interest-rate sensitive and cyclical stocks, which the portfolio does not own. Health care holdings, the third rail of the Portfolio, performed relatively well, particularly companies offering innovative ways to keep costs under control.

Q: Could you talk more specifically about the companies that had an impact on performance?

A: Certainly. One of the best performing stocks in the technology sector was Intel, a sizable holding in the Portfolio. Intel is benefiting form the popularity of lap top computers and the fact that 70% of its business comes from outside the United States. American Power Conversion, which manufactures battery packs for computers, also performed well. IBM was a disappointment, because management has been less than forthcoming about earnings expectations for the balance of 2005.

     Health care stocks were generally positive for the six months. As a diversified health care company, Johnson & Johnson is capitalizing on its exposure to both the pharmaceutical market as well as the device business, for which it sells knee and hip replacements. Similarly, Medtronic, Inc., another device maker, is enjoying strong sales from its pace maker and defibulator businesses. IMS Health, which sells marketing data to pharmaceutical companies, also was a strong performer. By surveying pharmacies for data by geographic and product markets, this research company is providing a valuable service to the industry and offers a unique way to invest in the burgeoning health care market. Finally, Pfizer, Inc. benefited from an announcement that it was buying Vicuron Pharmaceuticals Inc., a biotechnology company.

     In the financial sector, investments did not have a significant influence on performance one way or the other, with the exception of American International Group (AIG), which suffered in the wake of allegations of improper earnings reporting. New management was brought in to put AIG back on sound financial footing and ensure more accurate reporting. We are reassured by these developments and feel confident that the company should maintain its dominance in the insurance industry.

Q:   Any notable purchases or sales?

A: We bought 3M Company, which we viewed as a buying opportunity when the stock experienced temporary weakness this spring. 3M has a strong medical and flat panel business in addition to its more widely known office supplies division. We sold investments in Hewlett-Packard Co. during a period of strength this spring, when management changes were announced. We had concerns about its printer business and took this timely opportunity to liquidate the holding from the Portfolio.

Q:   What is your outlook for 2005?

A: Although analysts generally agree that the Fed will continue to increase short-term interest rates, the pace of economic growth will determine how high they will go. With oil prices per barrel at such historic highs and no real fundamental change in supply/demand dynamics, we think the cost of oil is Likely to fall at some point. Furthermore, a consensus is building among economists, with which we concur, that economic growth should remain relatively strong into 2006 - most likely in the 3% to 4% range. With our outlook for relatively tame inflation and strong corporate earnings, we think growth stocks appear undervalued, especially vis-a-vis bond, commodity and real estate investments.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of Portfolio's holding more securities. Investing in the securities of U.S. issuers with substantial foreign activities involves many of the same risks as investing in the securities of foreign issuers.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)

                   Shares                                            Value
                   COMMON STOCKS - 98.8%
                   Energy - 2.7%
                   Integrated Oil & Gas - 2.7%
         840       Chevron Corp.                                     $   46,973
                                                                     ----------
                   Total Energy                                      $   46,973
                                                                     ----------
                   Capital Goods - 12.8%
                   Electrical Component & Equipment - 4.5%
       1,250       Emerson Electric Co.                              $   78,288
                                                                     ----------
                   Industrial Conglomerates - 8.3%
       2,300       General Electric Co.                              $   79,695
         900       3M Co.                                                65,070
                                                                     ----------
                                                                     $  144,765
                                                                     ----------
                   Total Capital Goods                               $  223,053
                                                                     ----------
                   Transportation - 3.9%
                   Air Freight & Couriers - 3.9%
       1,365       Expeditors International of Washington, Inc.      $   67,991
                                                                     ----------
                   Total Transportation                              $   67,991
                                                                     ----------
                   Media - 4.6%
                   Advertising - 4.6%
       1,570       WPP Group Plc (A.D.R.)                            $   80,149
                                                                     ----------
                   Total Media                                       $   80,149
                                                                     ----------
                   Food, Beverage & Tobacco - 4.8%
                   Packaged Foods & Meats - 4.8%
       1,200       Wm. Wrigley Jr. Co.                               $   82,608
                                                                     ----------
                   Total Food, Beverage & Tobacco                    $   82,608
                                                                     ----------
                   Household & Personal Products - 8.1%
                   Household Products - 4.2%
       1,470       Colgate-Palmolive Co.                             $   73,367
                                                                     ----------
                   Personal Products - 3.9%
       1,700       Estee Lauder Co.                                  $   66,521
                                                                     ----------
                   Total Household & Personal Products               $  139,888
                                                                     ----------
                   Health Care Equipment & Services - 12.4%
                   Health Care Equipment - 9.3%
       1,550       Medtronic, Inc.                                   $   80,275
       1,700       Stryker Corp.                                         80,852
                                                                     ----------
                                                                     $  161,127
                                                                     ----------
                   Health Care Services - 3.1%
       2,200       IMS Health, Inc. (a)                              $   54,494
                                                                     ----------
                   Total Health Care Equipment &
                   Services                                          $  215,621
                                                                     ----------
                   Pharmaceuticals & Biotechnology - 6.0%
                   Pharmaceuticals - 6.0%
       1,050       Johnson & Johnson                                 $   68,250
       1,300       Pfizer, Inc.                                          35,854
                                                                     ----------
                                                                     $  104,104
                                                                     ----------
                   Total Pharmaceuticals &
                   Biotechnology                                     $  104,104
                                                                     ----------
                   Diversified Financials - 9.1%
                   Asset Management & Custody Banks - 9.1%
       1,700       State Street Corp.                                $   82,024
       1,200       T. Rowe Price Associates, Inc.                        75,120
                                                                     ----------
                                                                     $  157,144
                                                                     ----------
                   Total Diversified Financials                      $  157,144
                                                                     ----------

                   Shares                                            Value
                   Insurance - 2.6%
                   Multi-Line Insurance - 2.6%
         770       American International Group, Inc.                $   44,737
                                                                     ----------
                   Total Insurance                                   $   44,737
                                                                     ----------
                   Software & Services - 3.6%
                   Systems Software - 3.6%
       2,500       Microsoft Corp.                                   $   62,100
                                                                     ----------
                   Total Software & Services                         $   62,100
                                                                     ----------
                   Technology, Hardware & Equipment - 14.1%
                   Communications Equipment - 3.2%
       2,900       Cisco Systems, Inc.*                              $   55,419
                                                                     ----------
                   Computer Hardware - 3.8%
         900       IBM Corp.                                         $   66,780
                                                                     ----------
                   Computer Storage & Peripherals - 3.0%
       3,800       EMC Corp.*                                        $   52,098
                                                                     ----------
                   Electronic Equipment & Instruments - 0.9%
         729       National Instruments Corp.                        $   15,455
                                                                     ----------
                   Electronic Manufacturing Services - 3.2%
       2,400       Molex, Inc.                                       $   56,352
                                                                     ----------
                   Total Technology, Hardware &
                   Equipment                                         $  246,104
                                                                     ----------
                   Semiconductors - 14.1%
                   Semiconductor Equipment - 0.9%
       1,000       Applied Materials, Inc.                           $   16,180
                                                                     ----------
                   Semiconductors - 13.2%
       3,200       Intel Corp.                                       $   83,391
       1,800       Linear Technology Corp.                               66,042
       2,700       Microchip Technology                                  79,974
                                                                     ----------
                                                                     $  229,407
                                                                     ----------
                   Total Semiconductors                              $  245,587
                                                                     ----------
                   TOTAL COMMON STOCKS
                   (Cost $1,711,343)                                 $1,716,059
                                                                     ----------
                   TEMPORARY CASH
                   INVESTMENTS - 3.1%
                   Security Lending Collateral - 3.1%
      54,340       Securities Lending Investment Fund, 3.29%         $   54,340
                                                                     ----------
                   TOTAL TEMPORARY
                   CASH INVESTMENTS
                   (Cost $54,340)                                    $   54,340
                                                                     ----------
                   TOTAL INVESTMENT
                   IN SECURITIES - 102.0%
                   (Cost $1,765,683) (a)                             $1,770,399
                                                                     ----------
                   OTHER ASSETS AND
                   LIABILITIES - (2.0)%                              $  (34,231)
                                                                     ----------
                   TOTAL NET ASSETS - 100.0%                         $1,736,168
                                                                     ==========

*        Non-income producing security
(A.D.R.) American Depositary Receipt
(a)      At June 30, 2005, the following securities were out on loan:

   Shares   Security              Market Value
  2,090     IMS Health, Inc.     $51,769
                                 -------
            Total                $51,769
                                 =======


  The accompanying notes are an integral part of these financial statements.   5

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                        Six Months
                                                                                      Ended 6/30/05      3/15/04(a) to
Class II                                                                               (unaudited)          12/31/04
Net asset value, beginning of period                                                    $ 10.14           $ 10.00
                                                                                        -------           -------
Increase (decrease) from investment operations:
 Net investment income                                                                  $  0.01           $  0.05
 Net realized and unrealized gain (loss) on investments                                   (0.36)             0.09
                                                                                        --------          -------
 Net increase (decrease) from investment operations                                     $ (0.35)          $  0.14
Distributions to shareowners:
 Net investment income                                                                    (0.04)               --
                                                                                        --------          --------
Net increase (decrease) in net asset value                                              $ (0.39)          $  0.14
                                                                                        --------          --------
Net asset value, end of period                                                          $  9.75           $ 10.14
                                                                                        ========          ========
Total return*                                                                             (3.46)%            1.40%
Ratio of net expenses to average net assets+                                               0.95%**           0.95%**
Ratio of net investment income to average net assets+                                      0.38%**           1.40%**
Portfolio turnover rate                                                                   10.00%**           7.00%**
Net assets, end of period (in thousands)                                                $ 1,736           $ 1,424
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                              6.68%**          15.01%**
 Net investment income (loss)                                                             (5.35)%**        (12.68)%**
Ratios with waivers of management fees and assumptions of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                              0.95%**           0.95%**
 Net investment income                                                                     0.38%**           1.40%**

(a) Class II shares were first publicly offered on March 15, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


6  The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)


ASSETS:
 Investment in securities, at value (including securities loaned of $51,769) (cost     $1,770,399
  $1,765,683)
 Cash                                                                                      43,425
 Receivables --
   Dividends, interest and foreign taxes withheld                                           1,950
   Due from Pioneer Investment Management, Inc.                                             8,209
 Other                                                                                        536
                                                                                       ----------
    Total assets                                                                       $1,824,519
                                                                                       ----------
LIABILITIES:
 Payables --
   Upon return of securities loaned                                                    $   54,340
 Due to affiliates                                                                            342
 Accrued expenses                                                                          33,669
                                                                                       ----------
    Total liabilities                                                                  $   88,351
                                                                                       ----------
NET ASSETS:
 Paid-in capital                                                                       $1,740,182
 Undistributed net investment income                                                        3,068
 Accumulated undistributed net realized loss                                              (11,798)
 Net unrealized gain on investments                                                         4,716
                                                                                       ----------
    Total net assets                                                                   $1,736,168
                                                                                       ----------
NET ASSET VALUE PER SHARE:
Class II:
(No par value, unlimited number of shares authorized)
 Net assets                                                                            $1,736,168
Shares outstanding                                                                        178,057
                                                                                       ----------
 Net asset value per share                                                             $     9.75


  The accompanying notes are an integral part of these financial statements.   7

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)


                                                                                               Six Months
                                                                                                 Ended
                                                                                                6/30/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $69)                                              $  10,046
 Interest                                                                                            683
                                                                                               ---------
  Total investment income                                                                      $  10,729
                                                                                               ---------
EXPENSES:
 Management fees                                                                               $   6,044
 Transfer agent fees                                                                                 744
 Distribution fees (Class II)                                                                      2,015
 Administrative fees                                                                               9,326
 Custodian fees                                                                                    5,832
 Professional fees                                                                                24,435
 Printing                                                                                          4,093
 Fees and expenses of nonaffiliated trustees                                                          62
 Miscellaneous                                                                                     1,282
                                                                                               ---------
  Total expenses                                                                               $  53,833
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.        (46,177)
                                                                                               ---------
  Net expenses                                                                                 $   7,656
                                                                                               ---------
   Net investment income (loss)                                                                $   3,073
                                                                                               ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss from investments                                                            $  (3,810)
                                                                                               ---------
 Change in net unrealized loss from investments                                                $ (57,244)
                                                                                               ---------
 Net gain (loss) on investments                                                                $ (61,054)
                                                                                               =========
 Net increase (decrease) in net assets resulting from operations                               $ (57,981)
                                                                                               =========


8  The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                          Six Months        3/15/04
                                                                            Ended        (Commencement
                                                                           6/30/05       of Operations)
                                                                         (unaudited)      to 12/31/04
FROM OPERATIONS:
Net investment income                                                    $    3,073       $    6,910
Net realized gain (loss) on investments                                      (3,810)          (7,988)
Change in net unrealized gain or loss on investments                        (57,244)          61,960
                                                                         ----------       ----------
  Net increase (decrease) in net assets resulting from operations        $  (57,981)      $   60,882
                                                                         ----------       ----------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class I                                                                 $   (7,005)      $       --
                                                                         ----------       ----------
  Total distributions to shareowners                                     $   (7,005)      $       --
                                                                         ----------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                         $  455,849       $1,395,044
Reinvestment of distributions                                                 6,611               --
Cost of shares repurchased                                                  (85,762)         (31,470)
                                                                         ----------       ----------
  Net increase in net assets resulting from fund share transactions      $  376,698       $1,363,574
                                                                         ----------       ----------
  Net increase in net assets                                             $  311,712       $1,424,456

NET ASSETS:
Beginning of period                                                      $1,424,456       $       --
                                                                         ----------       ----------
End of period                                                            $1,736,168       $1,424,456
                                                                         ==========       ==========
Accumulated net investment income (loss), end of period                  $    3,068       $    7,000
                                                                         ==========       ==========


  The accompanying notes are an integral part of these financial statements.   9

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)

1. Organization and Significant Accounting Policies
The Pioneer Papp America-Pacific Rim VCT Portfolio (the Portfolio), is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-eight separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:


Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

The Papp America-Pacific Rim VCT Portfolio commenced operations on March 15,
2004.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of Papp America-Pacific Rim Portfolio is to seek capital appreciation.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

   Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Taxes
   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of the current year distributions paid will be determined at the end of the fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004 on a tax basis. There were no distributions paid during the fiscal year ended December 31, 2004.

----------------------------------------------------

                                               2004
----------------------------------------------------
   Distributable Earnings
   (Accumulated Losses):
   Undistributed ordinary income             $ 7,000
   Undistributed long-term gain/
      (capital loss carryforward)             (7,998)
   Unrealized appreciation (depreciation)     61,960
                                             -------
      Total                                  $60,972
                                             -------
----------------------------------------------------

C. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees are calculated based on the average daily net asset values attributable to Class I and Class II shares of the Portfolio, respectively.

D. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $76 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $254 in transfer agent fees payable to PIMSS at June 30, 2005.

4. Distribution Plans
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $12 payable to PFD at June 30, 2005.


5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

---------------------------------------------------------------------------------------------------------
                                                                                                Net
                                                             Gross            Gross        Appreciation/
Portfolio                                  Tax Cost      Appreciation     Depreciation     (Depreciation)
---------------------------------------------------------------------------------------------------------
Papp America-Pacific Rim Portfolio        $1,765,683       $69,001         $(64,285)           $4,716
                                          ==========       =======         ========            ======
---------------------------------------------------------------------------------------------------------


6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $455,927 and $77,552, respectively.

7. Capital Shares
At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2005 and the fiscal year ended December 31, 2004:

-------------------------------------------------------------------------------------------------
Papp America-Pacific Rim Portfolio      '05 Shares     '05 Amount     '04 Shares      '04 Amount
-------------------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                              45,635       $ 455,849       143,712       $1,395,044
 Reinvestment of distributions               668           6,611            --               --
 Shares repurchased                       (8,678)        (85,762)       (3,280)         (31,470)
                                          -------------------------------------------------------
  Net increase                            37,625       $ 376,698       140,432       $1,363,574
                                          =======================================================
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[logo]PIONEER Investments(R)

Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17868-00-0805

                                                           [Logo] PIONEER
                                                                  Investments(R)



                        PIONEER VARIABLE CONTRACTS TRUST


                Pioneer Balanced VCT Portfolio -- Class II Shares


                                                            SEMIANNUAL REPORT


                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



T a b l e   o f   C o n t e n t s
--------------------------------------------------------------------------------

Pioneer Balanced VCT Portfolio
  Portfolio and Performance Update                       2
  Comparing Ongoing Portfolio Expenses                   3
  Portfolio Management Discussion                        4
  Schedule of Investments                                5
  Financial Statements                                  13
  Notes to Financial Statements                         17
  Factors Considered by the Independent Trustees in
    Approving the Management Contract                   21


Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S Common Stocks                               61.7%
Collateralized Mortgage Obligations              0.3%
U.S Government Agency Obligations                0.4%
Asset Backed Securities                          0.5%
Temporary Cash Investments                       1.0%
Depositary Receipts for International Stocks     1.8%
U.S Corporate Bonds                             10.9%
U.S Government Securities                       23.4%

Sector Distribution
(As a percentage of long-term holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Government Obligations                          24.0%
Utilities                                        0.5%
Telecommunication Services                       2.2%
Industrials                                      5.7%
Materials                                        5.9%
Energy                                           6.6%
Consumer Discretionary                           9.7%
Health Care                                     10.8%
Information Technology                          10.9%
Financials                                      11.2%
Consumer Staples                                12.5%


Five Largest Holdings
(As a percentage of long-term holdings)

1.  Berkshire Hathaway, Inc.
    (Class B)                     3.24%
2.  Northrop Grumman Corp.        3.12
3.  Microsoft Corp.               3.01
4.  PepsiCo, Inc.                 2.86
5.  CVS Corp.                     2.80

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------
Prices and Distributions

                              6/30/05       12/31/04
Net Asset Value per Share     $ 14.26       $ 14.38


Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.1100      $      -          $      -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Balanced VCT Portfolio at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index and the Lehman Brothers Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

                   Pioneer         Lehman
                  Balanced        Aggregate
                    VCT             Bond             S&P
                 Portfolio          Index            500
 Jun-95            10000            10000           10000
                   11707            10501           12596
 Jun-97            13784            11358           16962
                   15148            12554           22075
 Jun-99            15002            12947           27103
                   15320            13536           29070
 Jun-01            15800            15057           24764
                   14244            16357           20317
 Jun-03            15249            18058           20367
                   16587            18118           24255
 Jun-05            17031            19353           25787

Index comparison begins 2/28/95. The Standard & Poor's 500 Stock Index (the S&P
500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

Net Asset Value
10 Years            5.47%
5 Years             2.14
1 Year              2.68

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges.The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------


As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Balanced VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005.

Share Class                                           II
-----------------------------------------------------------
Beginning Account Value on 1/1/05                $ 1,000.00
Ending Account Value on 6/30/05                  $ 1,017.90
Expenses Paid During Period*                     $     6.00

* Expenses are equal to the Portfolio's annualized expense ratio of 1.20% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Balanced VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005.

Share Class                                           II
-----------------------------------------------------------
Beginning Account Value on 1/1/05                $ 1,000.00
Ending Account Value on 6/30/05                  $ 1,018.84
Expenses Paid During Period*                     $     6.01

* Expenses are equal to the Portfolio's annualized expense ratio of 1.20% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

In the following interview, Timothy Mulrenan, who is responsible for the equity portfolio of Pioneer Balanced VCT Portfolio, and Richard Schlanger, who is responsible for the fixed-income component of the Portfolio, discuss the markets and the factors that affected performance.

Throughout the six months, the Portfolio retained stable allocations to equities and bonds, with about 64% of assets in stocks and 36% in fixed-income securities.

Q: How did the Portfolio perform?

A. Class II shares of Pioneer Balanced VCT Portfolio had a total return of -0.07% at net asset value during the six months ended June 30, 2005.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What general factors affected fixed income performance during the six months?

A. Over the period, as the economy expanded and new jobs were created, the Federal Reserve Board raised the short-term Federal Funds rate from 2.25% to 3.25%. However, in a phenomenon that Fed Chairman Alan Greenspan referred to as a "conundrum," the yields of longer-maturity bonds resisted the upward pressure and actually declined, and the yield curve - which reflects the difference in yields of short- and long-term investments - flattened. During the six months, for example, the difference between the yields of two-year and 10-year Treasuries narrowed from 116 basis points (a basis point is one-hundredth of one percentage point) to 28 basis points. This led to additional stimulus in some parts of the economy, notably housing, where mortgage rates are highly influenced by 10-year Treasuries. There was considerable volatility in the corporate bond market, however, especially in the early spring when major credit agencies announced they were downgrading the debt of automotive giants General Motors and Ford from investment grade to below-investment grade. While we held some General Motors and Ford debt, the Fund was not significantly affected by the downgrade.

   It was an environment in which longer-maturity investments had a performance advantage over shorter-term securities, especially among high-quality securities. Treasuries outperformed mortgages, and investment-grade corporates outperformed high-yield corporates.

   The performance of the fixed-income portfolio, while consistent with that of the Lehman Brothers Aggregate Bond Index, was held back somewhat by our de-emphasis of long-term Treasuries. We also had cut our exposure to mortgage-backed securities, although we subsequently increased it again by investing in bonds with less prepayment risk. At the end of the six-month period, mortgages accounted for slightly less than 50% of fixed- income assets. Industrial and utility bonds represented the next largest sector weighting.

   Average credit quality was AA - on June 30, while duration - a measure of sensitivity to changes in interest rates - was 4.13 years.

Q: What factors affected equity performance during the period?

A. Equity investors struggled to detect an underlying trend for the six months, and most equity indexes ended the period close to where they started. The lackluster results came despite a healthy corporate profit picture. Investors were concerned about a variety of issues, including the effects of rising oil prices, higher short-term interest rates and even the possibility of a steep correction in real estate prices. Because of these factors influencing sentiment, stock prices did not keep pace with corporate earnings growth. In the overall stock market, small- and mid-cap stocks outdistanced large-company stocks, and value stocks performed better than growth stocks. Within the large-cap S&P 500 universe of stocks, only three of 10 sectors had positive performance - energy, utilities and health care.

   The portfolio's investments in the consumer staples sector helped performance. Two stocks from that sector did particularly well: Gillette, which announced it is being acquired by Proctor & Gamble at a 15% premium to its stock price; and CVS, the pharmacy chain which has successfully integrated the acquisition of the former Eckerd's stores. Within the energy sector, investments in EnCana, a Canadian oil and natural gas producer, and National Oil Well Barco, a leading provider of oil-field equipment and services, both benefited from rising commodity prices. In the health-care area, one of the top performers was the pharmaceutical company IVAX, which appreciated both because of the excellent prospects for generic drug products, and because of opportunities for some of its branded pharmaceuticals.

   Holding back results, however, was the portfolio's investment in Avaya, which provides telecommunications systems for large organizations. Its sales of traditional telephone equipment slumped, while newer equipment designed for the Internet did not meet growth expectations. UPS declined because of disappointing earnings linked to heightened competition in the domestic ground business, while Newmont Mining, a gold mining company, underperformed as the price of gold stopped rising. Not owning any utilities stocks also held back results. We avoided the sector because of the poor growth prospects of utilities companies, but their stock valuations rose as longer-term interest rates declined.

Q: What is your outlook for equities?

A. We think that equity prices in 2005 should rise consistent with corporate earnings growth. Even though profit growth may continue to decelerate, that should imply moderate positive performance from equity investments, especially as the Federal Reserve Board nears the end of its round of short-term interest-rate hikes. Although value stocks have outperformed growth stocks recently, we think the performance of growth stocks should be close to that of value issues in the coming months. We also think the performance of large-company stocks should improve relative to smaller company equities. This should be an environment that favors our strategy of emphasizing higher- quality, large-company growth stocks.

Q: What is your outlook for bonds?

A. At least in the near term, we anticipate that the Federal Reserve will keep raising short-term interest rates, while the economy should continue to grow at an annual rate in the range of 3% to 3.5%. Overall, we anticipate moderate, positive returns from fixed- income investments.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                              Value
        COMMON STOCKS - 63.3%
        Energy - 5.9%
        Integrated Oil & Gas - 0.6%
 3,900  Exxon Mobil Corp.                     $   224,133
                                              -----------
        Oil & Gas Drilling - 1.9%
23,800  ENSCO International, Inc.             $   850,850
                                              -----------
        Oil & Gas Equipment & Services - 1.7%
16,798  National-Oilwell Varco, Inc.*         $   798,577
                                              -----------
        Oil & Gas Exploration & Production - 1.7%
17,400  Encana Corp.                          $   688,865
 1,900  Pioneer Natural Resources Co.              79,952
                                              -----------
                                              $   768,817
                                              -----------
        Total Energy                          $ 2,642,377
                                              -----------
        Materials - 4.2%
        Gold - 2.0%
23,000  Newmont Mining Corp.                  $   897,690
                                              -----------
        Industrial Gases - 2.2%
21,600  Praxair, Inc.                         $ 1,006,560
                                              -----------
        Total Materials                       $ 1,904,250
                                              -----------
        Capital Goods - 3.1%
        Aerospace & Defense - 3.1%
25,000  Northrop Grumman Corp.                $ 1,381,250
                                              -----------
        Total Capital Goods                   $ 1,381,250
                                              -----------
        Commercial Services & Supplies - 0.4%
        Diversified Commercial Services - 0.4%
 4,600  Cintas Corp.                          $   177,560
                                              -----------
        Total Commercial Services &
        Supplies                              $   177,560
                                              -----------
        Transportation - 1.7%
        Air Freight & Couriers - 1.7%
11,200  United Parcel Service                 $   774,592
                                              -----------
        Total Transportation                  $   774,592
                                              -----------
        Consumer Durables & Apparel - 1.7%
        Apparel, Accessories & Luxury Goods - 1.7%
19,300  Liz Claiborne, Inc.                   $   767,368
                                              -----------
        Total Consumer Durables & Apparel     $   767,368
                                              -----------
        Media - 2.9%
        Broadcasting & Cable TV - 0.9%
12,400  Comcast Corp.*                        $   371,380
                                              -----------
        Movies & Entertainment - 2.0%
29,319  Viacom, Inc. (Class B)                $   938,794
                                              -----------
        Total Media                           $ 1,310,174
                                              -----------

Shares                                              Value
        Retailing - 2.6%
        Apparel Retail - 1.1%
17,400  Ross Stores, Inc.                     $   503,034
                                              -----------
        General Merchandise Stores - 1.5%
25,500  Family Dollar Stores, Inc.            $   665,550
                                              -----------
        Total Retailing                       $ 1,168,584
                                              -----------
        Food & Drug Retailing - 3.2%
        Drug Retail - 2.8%
42,600  CVS Corp.                             $ 1,238,382
                                              -----------
        Hypermarkets & Supercenters - 0.4%
 4,000  Wal-Mart Stores, Inc.                 $   192,800
                                              -----------
        Total Food & Drug Retailing           $ 1,431,182
                                              -----------
        Food, Beverage & Tobacco - 6.5%
        Brewers - 1.0%
 9,600  Anheuser-Busch Companies, Inc.        $   439,200
                                              -----------
        Packaged Foods & Meats - 2.0%
13,000  Wm. Wrigley Jr. Co.                   $   894,920
                                              -----------
        Soft Drinks - 3.5%
 7,900  The Coca-Cola Co.                     $   329,825
23,500  PepsiCo, Inc.                           1,267,355
                                              -----------
                                              $ 1,597,180
                                              -----------
        Total Food, Beverage & Tobacco        $ 2,931,300
                                              -----------
        Household & Personal Products - 2.2%
        Personal Products - 2.2%
17,000  von Products, Inc.                    $   643,450
 9,300  Estee Lauder Co.                          363,909
                                              -----------
                                              $ 1,007,359
                                              -----------
        Total Household & Personal
        Products                              $ 1,007,359
                                              -----------
        Health Care Equipment & Services - 3.0%
        Health Care Distributors - 0.8%
 6,400  Cardinal Health, Inc.                 $   368,512
                                              -----------
        Health Care Equipment - 1.7%
 7,000  Biomet, Inc.                          $   242,480
 7,700  Guidant Corp.                             518,210
                                              -----------
                                              $   760,690
                                              -----------
        Health Care Services - 0.5%
 8,200  IMS Health, Inc. (a)                  $   203,114
                                              -----------
        Total Health Care Equipment &
        Services                              $ 1,332,316
                                              -----------
        Pharmaceuticals & Biotechnology - 7.0%
        Biotechnology - 1.5%
11,616  Amgen, Inc.*                          $   702,303
                                              -----------

   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

Shares                                                 Value
        Pharmaceuticals - 5.5%
 4,000  Eli Lilly & Co.                         $    222,840
30,700  IVAX Corp.*                                  660,050
28,288  Pfizer, Inc.                                 780,183
17,800  Wyeth                                        792,100
                                                ------------
                                                $  2,455,173
                                                ------------
        Total Pharmaceuticals &
        Biotechnology                           $  3,157,476
                                                ------------
        Diversified Financials - 2.8%
        Asset Management & Custody Banks - 1.0%
15,700  The Bank of New York Co., Inc.          $    451,846
                                                ------------
        Consumer Finance - 1.4%
12,300  American Express Co.                    $    654,729
                                                ------------
        Investment Banking & Brokerage - 0.4%
 2,900  Merrill Lynch & Co., Inc.               $    159,529
                                                ------------
        Total Diversified Financials            $  1,266,104
                                                ------------
        Insurance - 4.3%
        Property & Casualty Insurance - 4.3%
   515  Berkshire Hathaway, Inc. (Class B)*     $  1,433,503
 4,800  Progressive Corp.*                           474,288
                                                ------------
                                                $  1,907,791
                                                ------------
        Total Insurance                         $  1,907,791
                                                ------------
        Software & Services - 7.4%
        Data Processing & Outsourced Services - 2.7%
30,500  First Data Corp.                        $  1,224,270
                                                ------------

Shares                                                 Value
        Systems Software - 4.7%
53,700  Microsoft Corp.                         $  1,333,908
35,600  Symantec Corp.*                              773,944
                                                ------------
                                                $  2,107,852
                                                ------------
        Total Software & Services               $  3,332,122
                                                ------------
        Technology Hardware & Equipment - 2.0%
        Communications Equipment - 0.5%
27,100  Avaya, Inc.*                            $    225,472
                                                ------------
        Computer Hardware - 1.3%
25,622  Hewlett-Packard Co.                     $    602,373
                                                ------------
        Electronic Manufacturing Services - 0.2%
 3,400  Molex, Inc.                             $     79,832
                                                ------------
        Total Technology Hardware &
        Equipment                               $    907,677
                                                ------------
        Semiconductors - 0.6%
        Semiconductors - 0.6%
 7,800  Intel Corp.                             $    203,268
                                                ------------
        Total Semiconductors                    $    203,268
                                                ------------
        Telecommunication Services - 1.8%
        Wireless Telecommunication Services - 1.8%
32,300  Vodafone Group Plc (A.D.R.)             $    785,536
                                                ------------
        Total Telecommunication Services        $    785,536
                                                ------------
        TOTAL COMMON STOCKS
        (Cost $25,202,462)                      $ 28,388,286
                                                ------------



   The accompanying notes are an integral part of these financial statements.
6

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal    S&P/Moody's
   Amount    Ratings
  USD ($)    (unaudited)                                                                          Value
                             ASSET BACKED SECURITIES - 0.5%
                             Diversified Financials - 0.2%
                             Diversified Financial Services - 0.2%
   80,693    BBB-/Baa2       PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)      $    82,745
                                                                                           -----------
                             Total Diversified Financials                                  $    82,745
                                                                                           -----------
                             Utilities - 0.3%
                             Electric Utilities - 0.3%
   89,110    BBB-/Baa3       FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)           $    96,209
   65,325    BB-/Ba2         FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                    66,060
                                                                                           -----------
                             Total Utilities                                               $   162,269
                                                                                           -----------
                             TOTAL ASSET BACKED SECURITIES
                             (Cost $240,084)                                               $   245,014
                                                                                           -----------
                             COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
                             Diversified Financials - 0.3%
                             Diversified Financial Services - 0.3%
  100,000    BBB-/Baa3       Tower 2004-1A E, 5.395%, 1/15/34                              $    98,294
   50,000    BBB-/Baa3       Tower 2004-2A F, 6.376%, 12/15/14                                  50,145
                                                                                           -----------
                             Total Diversified Financials                                  $   148,439
                                                                                           -----------
                             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                             (Cost $150,000)                                               $   148,439
                                                                                           -----------
                             CORPORATE BONDS - 10.9%
                             Energy - 0.6%
                             Integrated Oil & Gas - 0.1%
   40,000    A-/A3           Occidental Petroleum, 6.75%, 1/15/12                          $    45,272
                                                                                           -----------
                             Oil & Gas Exploration & Production - 0.5%
  100,000    BBB-/Baa3       Gazprom International SA, 7.201%, 2/1/20 (144A)               $   107,750
  100,000    BBB-/Baa3       Tengizchevroil LLP, 6.124%, 11/15/14 (144A)                       102,250
                                                                                           -----------
                                                                                           $   210,000
                                                                                           -----------
                             Oil & Gas Refining & Marketing - 0.0%
   25,000    BBB/Baa2        TGT Pipeline LLC, 5.5%, 2/1/17 (144A)                         $    25,975
                                                                                           -----------
                             Total Energy                                                  $   281,247
                                                                                           -----------
                             Materials - 1.6%
                             Aluminum - 0.2%
   50,000    B/B1            Novelis, Inc., 7.25%, 2/15/15 (144A)                          $    50,188
                                                                                           -----------
                             Commodity Chemicals - 0.2%
  100,000    BB+/Ba2         Nova Chemicals, Ltd., 6.5%, 1/15/12                           $    97,000
                                                                                           -----------
                             Diversified Metals & Mining - 0.3%
  125,000    BBB-/Baa3       Inco, Ltd., 7.2%, 9/15/32                                     $   148,783
                                                                                           -----------
                             Metal & Glass Containers - 0.1%
   40,000    BBB/Baa2        Tenneco Packaging, 8.125%, 6/15/17                            $    49,916
                                                                                           -----------
                             Paper Packaging - 0.3%
  150,000    A-/Baa1         Bemis Co., Inc., 6.7%, 7/1/05                                 $   150,000
                                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

Principal    S&P/Moody's
   Amount    Ratings
  USD ($)    (unaudited)                                                                Value
                             Paper Products - 0.5%
  100,000    B/B2            MDP Acquisitions, 9.625%, 10/1/12                    $   100,000
  100,000    BB-/Ba3         Abitibi-Consolidated, Inc., 6.95%, 4/1/08                100,500
                                                                                  -----------
                                                                                  $   200,500
                                                                                  -----------
                             Total Materials                                      $   696,387
                                                                                  -----------
                             Capital Goods - 0.4%
                             Electrical Component & Equipment - 0.2%
   75,000    BBB-/Ba1        Thomas & Betts Corp., 7.25%, 6/1/13                  $    82,238
                                                                                  -----------
                             Industrial Conglomerates - 0.2%
   55,000    AAA/Aaa         General Electric Capital Corp., 6.125%, 2/22/11      $    59,755
   30,000    AAA/Aaa         General Electric Capital Corp., 6.75%, 3/15/32            37,020
                                                                                  -----------
                                                                                  $    96,775
                                                                                  -----------
                             Total Capital Goods                                  $   179,013
                                                                                  -----------
                             Commercial Services & Supplies - 0.1%
                             Diversified Commercial Services - 0.1%
   25,000    BBB+/Baa1       Deluxe Corp., 3.5%, 10/1/07                          $    24,434
                                                                                  -----------
                             Total Commercial Services & Supplies                 $    24,434
                                                                                  -----------
                             Automobiles & Components - 0.8%
                             Auto Parts & Equipment - 0.4%
   75,000    B-/B3           Delphi Corp., 6.55%, 6/15/06 (a)                     $    72,938
  100,000    B+/Ba2          Sun Sage BV, 8.25%, 3/26/09 (144A)                       106,250
                                                                                  -----------
                                                                                  $   179,188
                                                                                  -----------
                             Automobile Manufacturers - 0.4%
  200,000    BB/Baa3         General Motors, 7.2%, 1/15/11 (a)                    $   185,000
                                                                                  -----------
                             Total Automobiles & Components                       $   364,188
                                                                                  -----------
                             Media - 1.3%
                             Broadcasting & Cable TV - 0.9%
  250,000    BBB+/Baa2       Comcast Cable Corp., 7.125%, 6/15/13                 $   286,505
  100,000    BBB-/Baa3       Cox Communications, 7.125%, 10/1/12                      112,142
                                                                                  -----------
                                                                                  $   398,647
                                                                                  -----------
                             Publishing - 0.4%
  170,000    BBB-/Baa3       News America, Inc., 7.3%, 4/30/28                    $   197,840
                                                                                  -----------
                             Total Media                                          $   596,487
                                                                                  -----------
                             Retailing - 0.2%
                             Specialty Stores - 0.2%
  100,000    B-/Ba2          Toys "R" Us, 7.875%, 4/15/13                         $    89,500
                                                                                  -----------
                             Total Retailing                                      $    89,500
                                                                                  -----------
                             Food, Beverage & Tobacco - 0.4%
                             Tobacco - 0.4%
  150,000    BBB/Baa2        Altria Group, Inc., 7.0%, 11/4/13                    $   167,865
                                                                                  -----------
                             Total Food, Beverage & Tobacco                       $   167,865
                                                                                  -----------
                             Health Care Equipment & Services - 0.7%
                             Health Care Facilities - 0.5%
  200,000    BB+/Ba2         HCA, Inc., 6.3%, 10/1/12                             $   205,296
                                                                                  -----------

   The accompanying notes are an integral part of these financial statements.
8

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal   S&P/Moody's
   Amount   Ratings
  USD ($)   (unaudited)                                                                       Value
                             Health Care Supplies - 0.2%
  100,000    BBB/Baa3        Bausch & Lomb, 7.125%, 8/1/28                              $   112,328
                                                                                        -----------
                             Total Health Care Equipment & Services                     $   317,624
                                                                                        -----------
                             Banks - 0.3%
                             Diversified Banks - 0.3%
   50,000    NR/Aaa          KFW-Kredit Wiederaufbau, 2.75%, 5/8/07                     $    49,068
   75,000    AA-/Aa2         National Westminster, 7.375%, 10/1/09                           84,191
                                                                                        -----------
                                                                                        $   133,259
                                                                                        -----------
                             Total Banks                                                $   133,259
                                                                                        -----------
                             Diversified Financials - 0.8%
                             Consumer Finance - 0.2%
  100,000    A/A2            SLM Corp., Floating Rate Note, 7/25/14                     $    99,063
                                                                                        -----------
                             Investment Banking & Brokerage - 0.2%
   75,000    B+/B1           E*Trade Financial Corp., 8.0%, 6/15/11                     $    78,938
                                                                                        -----------
                             Diversified Financial Services - 0.4%
  100,000    A-/Baa3         Brascan Corp., 5.75%, 3/1/10                               $   104,149
  100,000    BBB-/Baa3       Glencore Funding LLC, 6.0%, 4/15/14 (144A)                      95,890
                                                                                        -----------
                                                                                        $   200,039
                                                                                        -----------
                             Total Diversified Financials                               $   378,040
                                                                                        -----------
                             Insurance - 1.3%
                             Life & Health Insurance - 0.2%
  100,000    BB+/Ba1         Provident Co., Inc., 7.0%, 7/15/18                         $   100,899
                                                                                        -----------
                             Multi-Line Insurance - 0.1%
   50,000    A/Baa1          Loew Corp., 5.25%, 3/15/16                                 $    50,362
                                                                                        -----------
                             Property & Casualty Insurance - 0.6%
   85,000    BBB-/NR         Kingsway America, Inc., 7.5%, 2/1/14                       $    90,226
  150,000    BB/Baa3         Ohio Casualty Corp., 7.3%, 6/15/14                             164,970
                                                                                        -----------
                                                                                        $   255,196
                                                                                        -----------
                             Reinsurance - 0.4%
  100,000    BBB-/Baa3       Odyssey Re Holdings, 7.65%, 11/1/13                        $   107,953
   50,000    BBB/Baa3        Platinum Underwritters Financial, 7.5%, 6/1/17 (144A)           50,700
                                                                                        -----------
                                                                                        $   158,653
                                                                                        -----------
                             Total Insurance                                            $   565,110
                                                                                        -----------
                             Real Estate - 1.1%
                             Real Estate Investment Trusts - 1.1%
  100,000    BBB-/Baa3       Colonial Reality LP, 6.15%, 4/15/13                        $   105,635
  150,000    BBB-/Baa3       Hospitality Properties Trust, 6.75%, 2/15/13                   164,744
  107,000    B+/Ba3          Host Marriot LP, 6.375%, 3/15/15 (144A)                        105,930
   75,000    B+/B1           Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)                 76,688
   50,000    BB/Ba3          Ventas Realty LP, 7.125%, 6/1/15 (144A)                         52,000
                                                                                        -----------
                                                                                        $   504,997
                                                                                        -----------
                             Total Real Estate                                          $   504,997
                                                                                         ----------

   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

Principal    S&P/Moody's
   Amount    Ratings
  USD ($)    (unaudited)                                                                       Value
                             Software & Services - 0.2%
                             IT Consulting & Other Services - 0.2%
  100,000    BB+/Ba1         Unisys Corp., 6.875%, 3/15/10                               $    98,250
                                                                                         -----------
                             Total Software & Services                                   $    98,250
                                                                                         -----------
                             Technology Hardware & Equipment - 0.6%
                             Computer Hardware - 0.6%
  250,000    BBB-/Baa3       NCR Corp., 7.125%, 6/15/09                                  $   270,468
                                                                                         -----------
                             Total Technology Hardware & Equipment                       $   270,468
                                                                                         -----------
                             Telecommunication Services - 0.4%
                             Integrated Telecommunication Services - 0.4%
  100,000    B/Caa1          Intelsat, Ltd., 6.5%, 11/1/13                               $    81,000
  100,000    BBB+/Baa2       Telecom Italia Capital, 5.25%, 11/15/13                         101,521
                                                                                         -----------
                                                                                         $   182,521
                                                                                         -----------
                             Total Telecommunication Services                            $   182,521
                                                                                         -----------
                             Utilities - 0.1%
                             Electric Utilities - 0.1%
   50,000    BBB+/Baa2       Entergy Gulf States, 5.7%, 6/1/15                           $    51,153
                                                                                         -----------
                             Total Utilities                                             $    51,153
                                                                                         -----------
                             TOTAL CORPORATE BONDS
                             (Cost $4,689,691)                                           $ 4,900,543
                                                                                         -----------
                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.7%
                             Government - 23.7%
  372,477                    Federal Home Loan Mortgage Corp., 5.0%, 4/1/34              $   372,949
  228,337                    Federal Home Loan Mortgage Corp., 5.0%, 5/1/34                  228,626
  127,708                    Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                 131,150
  164,063                    Federal Home Loan Mortgage Corp., 5.5%, 9/1/17                  168,445
  399,434                    Federal Home Loan Mortgage Corp., 5.5%, 1/1/34                  405,275
  188,837                    Federal Home Loan Mortgage Corp., 5.5%, 1/1/35                  191,593
   91,346                    Federal Home Loan Mortgage Corp., 6.0%, 1/1/32                   93,820
1,053,440                    Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                1,081,244
  233,641                    Federal Home Loan Mortgage Corp., 6.0%, 11/1/33                 239,731
   40,009                    Federal Home Loan Mortgage Corp., 6.0%, 6/1/34                   41,051
   28,450                    Federal Home Loan Mortgage Corp., 6.5%, 5/1/09                   29,444
   15,295                    Federal Home Loan Mortgage Corp., 6.5%, 7/1/33                   15,902
    1,838                    Federal Home Loan Mortgage Corp., 6.5%, 11/1/33                   1,903
  138,047                    Federal National Mortgage Association, 5.0%, 6/1/34             138,196
  184,815                    Federal National Mortgage Association, 5.5%, 2/1/17             189,860
  213,157                    Federal National Mortgage Association, 5.5%, 11/1/33            216,268
  115,158                    Federal National Mortgage Association, 5.5%, 3/1/34             116,800
  196,288                    Federal National Mortgage Association, 5.5%, 4/1/34             199,088
  246,291                    Federal National Mortgage Association, 5.5%, 9/1/34             249,805
  279,957                    Federal National Mortgage Association, 5.5%, 10/1/34            283,951
    96,984                    Federal National Mortgage Association, 5.5%, 12/1/34            98,368
  117,449                    Federal National Mortgage Association, 6.0%, 12/1/33            120,457
  110,000                    Federal National Mortgage Association, 6.125%, 3/15/12          123,016
   17,843                    Federal National Mortgage Association, 6.5%, 8/1/13              18,582
   15,857                    Federal National Mortgage Association, 6.5%, 8/1/14              16,515
   56,344                    Federal National Mortgage Association, 6.5%, 12/1/21             58,593
   59,085                    Federal National Mortgage Association, 6.5%, 4/1/29              61,806

   The accompanying notes are an integral part of these financial statements.
10

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal   S&P/Moody's
   Amount   Ratings
  USD ($)   (unaudited)                                                                              Value
                              (U.S. Government and Agency Obligations Cont.)
  194,053                     Federal National Mortgage Association, 6.5%, 7/1/32              $   201,213
   56,325                     Federal National Mortgage Association, 6.5%, 9/1/32                   58,785
   57,096                     Federal National Mortgage Association, 6.5%, 10/1/32                  59,188
   10,000                     Federal National Mortgage Association, 7.125%, 6/15/10                11,389
   26,937                     Federal National Mortgage Association, 9.0%, 4/1/33                   28,612
  150,000                     Freddie Mac 5.75% 1/15/12                                            164,101
   44,655                     Government National Mortgage Association, 4.5%, 1/15/35               44,168
   99,753                     Government National Mortgage Association, 4.5%, 4/15/35               98,664
  105,184                     Government National Mortgage Association, 5.0%, 4/15/34              106,127
  354,621                     Government National Mortgage Association, 5.0%, 10/15/34             357,766
  207,544                     Government National Mortgage Association, 5.5%, 8/15/19              214,341
   75,713                     Government National Mortgage Association, 5.5%, 4/15/33               77,406
  223,462                     Government National Mortgage Association, 5.5%, 6/15/33              228,458
  154,936                     Government National Mortgage Association, 5.5%, 7/15/33              158,400
  165,461                     Government National Mortgage Association, 5.5%, 8/15/33              169,160
   42,738                     Government National Mortgage Association, 5.5%, 9/15/33               43,723
  300,796                     Government National Mortgage Association, 6.0%, 8/15/32              310,756
  127,190                     Government National Mortgage Association, 6.0%, 9/15/32              131,337
  401,578                     Government National Mortgage Association, 6.0%, 9/15/33              414,537
   61,347                     Government National Mortgage Association, 6.0%, 10/20/33              63,402
   48,678                     Government National Mortgage Association, 6.5%, 10/15/28              50,960
   91,106                     Government National Mortgage Association, 6.5%, 5/15/33               95,226
  161,414                     Government National Mortgage Association II, 5.50%, 2/20/34          164,648
   20,471                     Government National Mortgage Association II, 7.5%, 9/20/29            21,845
  175,000                     U.S. Treasury Bonds, 5.25%, 11/15/28                                 199,876
  470,000                     U.S. Treasury Notes, 4.0%, 11/15/12                                  475,269
  500,000                     U.S. Treasury Notes, 4.25%, 11/15/14                                 511,738
  300,000                     U.S. Treasury Notes, 4.75%, 11/15/08                                 309,938
  200,000                     U.S. Treasury Notes, 4.75%, 5/15/14                                  212,219
  130,000                     U.S. Treasury Notes, 5.375%, 2/15/31                                 153,400
  500,000                     U.S. Treasury Notes, 5.625%, 5/15/08                                 526,367
  100,000                     U.S. Treasury Strip, 0.0%, 11/15/15                                   65,508
                                                                                               -----------
                              Total Government                                                 $10,620,965
                                                                                               -----------
                              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                              (Cost $10,504,524)                                               $10,620,965
                                                                                               -----------
   Shares
                              TEMPORARY CASH INVESTMENTS - 1.0%
                              Security Lending Collateral - 1.0%
  459,990                     Securities Lending Investment Fund, 3.29%                        $   459,990
                                                                                               -----------
                              TOTAL TEMPORARY CASH INVESTMENTS
                              (Cost $459,990)                                                  $   459,990
                                                                                               -----------
                              TOTAL INVESTMENTS IN SECURITIES - 99.7%
                              (Cost $41,246,751)                                               $44,763,237
                                                                                               -----------
                              OTHER ASSETS AND LIABILITIES - 0.3%                              $   115,275
                                                                                               -----------
                              TOTAL NET ASSETS - 100.0%                                        $44,878,512
                                                                                               -----------



   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt
*        Non-income producing security
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005, the value of these securities amounted to $1,018,635 or 2.3% of net assets.

(a)      At June 30, 2005, the following securities were out on loan:


           Principal
            Amount Security                            Market Value
          $  71,250      Delphi Corp., 6.55%, 6/15/06    $ 69,291
            190,000      General Motors, 7.2%, 1/15/11    175,750

              Shares
               7,790     IMS Health, Inc.                 192,958
                                                         --------
                         Total                           $437,999
                                                         --------


   The accompanying notes are an integral part of these financial statements.
12

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                  Six Months
                                                                                    Ended                      5/1/03(a)
                                                                                   6/30/05       Year Ended       to
Class II                                                                         (unaudited)      12/31/04     12/31/03
Net asset value, beginning of period                                                $ 14.38        $ 14.02      $12.67
                                                                                    -------        -------      ------
Increase (decrease) from investment operations:
 Net investment income                                                              $  0.10        $  0.22      $ 0.14
 Net realized and unrealized gain (loss) on investments                               (0.11)          0.42        1.40
                                                                                   --------        -------      ------
  Net increase (decrease) from investment operations                                $ (0.01)       $  0.64      $ 1.54
Distributions to shareowners:
 Net investment income                                                                (0.11)         (0.28)      (0.19)
                                                                                    -------        -------      -------
 Net increase (decrease) in net asset value                                         $ (0.12)       $  0.36      $ 1.35
                                                                                    -------        -------      -------
 Net asset value, end of period                                                     $ 14.26        $ 14.38      $14.02
                                                                                    -------        -------      -------
Total return*                                                                         (0.07)%         4.59%      12.17%
Ratio of net expenses to average net assets+                                           1.20%**        1.19%       1.11%**
Ratio of net investment income to average net assets+                                  1.40%**        1.81%       1.12%**
Portfolio turnover rate                                                                  31%**          30%         37%**
Net assets, end of period (in thousands)                                            $12,807        $10,452      $3,390
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          1.20%**        1.19%       1.11%**
 Net investment income                                                                 1.40%**        1.81%       1.12%**

(a) Class II shares were first publicly offered on May 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+ Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS:
 Investment in securities, at value (including securities loaned of $437,999) (Cost     $44,763,237
  $41,246,751)
 Cash                                                                                       299,931
 Receivables --
 Fund shares sold                                                                           189,816
 Dividends, interest and foreign taxes withheld                                             160,884
 Other                                                                                          553
                                                                                        -----------
   Total assets                                                                         $45,414,421
                                                                                        -----------
LIABILITIES:
 Payables --
 Fund shares repurchased                                                                $    17,416
 Upon return for securities loaned                                                          459,990
 Due to affiliates                                                                            1,472
 Accrued expenses                                                                            57,031
                                                                                        -----------
   Total liabilities                                                                    $   535,909
                                                                                        -----------
NET ASSETS:
 Paid-in capital                                                                        $45,883,485
 Undistributed net investment income (loss)                                                   5,299
 Accumulated net realized gain (loss)                                                    (4,526,758)
 Net unrealized gain (loss) on:
 Investments                                                                              3,516,486
                                                                                        -----------
   Total net assets                                                                     $44,878,512
                                                                                        -----------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                             $32,071,136
 Shares outstanding                                                                       2,244,010
                                                                                        -----------
 Net asset value per share                                                              $     14.29
 Class II:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                             $12,807,376
 Shares outstanding                                                                         898,357
                                                                                        -----------
 Net asset value per share                                                              $     14.26


   The accompanying notes are an integral part of these financial statements.
14

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                        Six Months
                                                                           Ended
                                                                          6/30/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $457)                     $   162,430
 Interest                                                                  422,917
 Income on securities loaned, net                                              469
                                                                       -----------
  Total investment income                                              $   585,816
                                                                       -----------
EXPENSES:
 Management fees                                                       $   145,895
 Transfer agent fees and expenses                                            1,488
 Distribution fees (Class II)                                               14,385
 Administrative reimbursements                                               9,326
 Custodian fees                                                              9,032
 Professional fees                                                          25,085
 Printing expense                                                           16,402
 Fees and expenses of nonaffiliated trustees                                 1,018
 Miscellaneous                                                               3,482
                                                                       -----------
  Total expenses                                                       $   226,113
                                                                       -----------
  Net expenses                                                         $   226,113
                                                                       -----------
    Net investment income (loss)                                       $   359,703
                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) from:
 Investments                                                           $   815,556
                                                                       -----------
 Change in net unrealized gain or loss from:
 Investments                                                           $(1,174,355)
                                                                       -----------
 Net gain (loss) on investments                                        $  (358,799)
                                                                       -----------
 Net increase (decrease) in net assets resulting from operations       $       904
                                                                       -----------


   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                     Six Months
                                                                                       Ended              Year
                                                                                      6/30/05            Ended
                                                                                    (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income (loss)                                                       $    359,703      $    857,444
Net realized gain (loss) on investments                                                 815,556         1,099,149
Change in net unrealized gain or loss on investments                                 (1,174,355)          127,896
                                                                                   ------------      ------------
  Net increase (decrease) in net assets resulting from operations                  $        904      $  2,084,489
                                                                                   ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                           $   (275,659)     $   (789,468)
 Class II                                                                               (93,154)         (155,092)
                                                                                   ------------      ------------
  Total distributions to shareowners                                               $   (368,813)     $   (944,560)
                                                                                   ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                   $  3,105,397      $  8,978,890
Reinvestment of distributions                                                           368,809           944,549
Cost of shares repurchased                                                           (3,991,995)       (9,461,531)
                                                                                   ------------      ------------
 Net increase (decrease) in net assets resulting from Fund share transactions      $   (517,789)     $    461,908
                                                                                   ------------      ------------
 Net increase (decrease) in net assets                                             $   (885,698)     $  1,601,837
                                                                                   ------------      ------------
NET ASSETS:
Beginning of period                                                                $ 45,764,210        44,162,373
                                                                                   ------------      ------------
End of period                                                                      $ 44,878,512      $ 45,764,210
                                                                                   ------------      ------------
Undistributed net investment income (loss), end of period                          $      5,299      $     14,409
                                                                                   ------------      ------------


   The accompanying notes are an integral part of these financial statements.
16

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Balanced VCT Portfolio is a portfolio of the Pioneer Variable Contracts Trust (the Trust), a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty eight separate portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:


Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
     Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small
       Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap
       Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth
       Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
     Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity
       Income Portfolio)
     Pioneer Balanced VCT Portfolio (Balanced Portfolio)
     Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America
       Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)

   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Conservative Allocation VCT Portfolio (Ibbotson
       Conservative Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

The Portfolio commenced operations on May 1, 2003.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The investment objectives of Balanced Portfolio are capital growth and current income.

Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:



A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

   NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares is based on the last sale price on the principal exchange where they traded. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/ premiums are accreted/amortized for financial reporting purposes.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Futures Contracts
   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2005, the portfolio had no open futures contracts.

C. Taxes
   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2004, Balanced VCT Portfolio had a capital loss carryforward of $5,161,356, of which will the following amounts expire between 2010 and 2011 if not utilized: $2,571,211 in 2010 and $2,590,145 in
   2011.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004 and the distributions paid during the year ended December 31, 2004. The tax character of current year distributions will be determined at the end of the current fiscal year.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




                                                                      2004
 -------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                 $    944,560
 Long-Term capital gain                                                    --
                                                                 ------------
                                                                 $    944,560
 Return of Capital                                                         --
                                                                 ------------
   Total distributions                                           $    944,560
                                                                 ------------
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                   $     13,132
 Undistributed long-term gain/(capital loss carryforward)          (5,161,356)
 Post-October Loss Deferred                                           (90,901)
 Unrealized appreciation (depreciation)                             4,602,061
                                                                 ------------
   Total                                                         $   (637,064)
                                                                 ------------



   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

D. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted-net assets at the beginning of the day. The Portfolio declares as daily dividends substantially all of its respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

E. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.


F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolios. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $875 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $510 in transfer agent fees payable to PIMSS at June 30, 2005.


4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $87 payable to PFD at June 30, 2005.


5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------------------------



                                                                                   Net
                                              Gross             Gross         Appreciation/
                           Tax Cost       Appreciation      Depreciation      (Depreciation)
--------------------------------------------------------------------------------------------------

 Balanced Portfolio      $41,335,531       $4,602,009       $ (1,174,303)       $3,427,706
                         -----------       ----------       ------------        ----------

--------------------------------------------------------------------------------------------------



6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $5,278,367 and $5,839,212, respectively. The cost of purchase and the proceeds from sales in U.S. Government obligations were $1,561,668 and $1,207,323, respectively.

7. Capital Shares
At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

--------------------------------------------------------------------------------------------------


                                   '05 Shares     '05 Amount
Balanced Portfolio                (unaudited)    (unaudited)    '04 Shares      '04 Amount
--------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                          28,236    $    403,907       78,321     $  1,113,192
 Reinvestment of distributions        19,335         275,659       55,609          789,468
 Shares repurchased                 (254,960)     (3,646,322)    (586,843)      (8,291,593)
                                    -------------------------------------------------------
  Net increase (decrease)           (207,389)   $ (2,966,756)    (452,913)    $ (6,388,933)
                                    -------------------------------------------------------
 CLASS II:
 Shares sold                         189,135    $  2,701,490      557,386     $  7,865,698
 Reinvestment of distributions         6,548          93,150       10,920          155,081
 Shares repurchased                  (24,254)       (345,673)     (83,119)      (1,169,938)
                                    -------------------------------------------------------

  Net increase                       171,429    $  2,448,967      485,187     $  6,850,841
--------------------------------------------------------------------------------------------------


                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and two relevant indices, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the third quintile of the peer group for the 12 months ended June 30, 2004, the fourth quintile of the peer group for the three years ended June 30, 2004, and the second quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income and equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of peer funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a break point in management fees was not necessary. The Trustees will continue to evaluate annually the appropriateness of break points.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[Logo]PIONEER
      Investments
Pioneer Variable Contracts Trust


Of f icers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17867-00-0805

                                                            [logo]PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST

                           Pioneer Cullen Value VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT

                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Table of Contents
--------------------------------------------------------------------------------

Pioneer Cullen Value VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      5

  Financial Statements                                                         7

  Notes to Financial Statements                                               11

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

     U.S. Common Stocks                                81.8%
     Depositary Receipts for International Stocks      18.2%

Sector Distribution
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

     Financials                                        27.4%
     Consumer Staples                                  14.6%
     Health Care                                       13.0%
     Industrials                                       12.2%
     Energy                                             8.9%
     Materials                                          8.4%
     Consumer Discretionary                             7.2%
     Information Technology                             7.0%
     Telecommunication Services                         1.3%

Five Largest Holdings
(As a percentage of equity holdings)

1.   J.P. Morgan Chase & Co.                           3.77%
2.   Diageo Plc. (A.D.R.)                              3.76
3.   Bristol-Myers Squibb Co.                          3.75
4.   GlaxoSmithKline                                   3.75
5.   Chubb Corp.                                       3.72

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------
Prices and Distributions

                              6/30/05       3/18/05
Net Asset Value per Share     $ 10.07       $ 10.00

Distributions per Share                     Short-Term        Long-Term
(3/18/05 - 6/30/05)           Dividends     Capital Gains     Capital Gains
                              $  -          $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Cullen Value VCT Portfolio at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[The following data was represented as a line chart in the printed material]

                         Pioneer Cullen
                       Value VCT Portfolio        S&P 500
3/05                          10000                10000
6/05                          10131                10137

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Cumulative Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                              0.70%
(3/18/05)

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value VCT Portfolio

Based on actual returns from March 18, 2005 through June 30, 2005.

       Share Class                                           II
       ------------------------------------------------------------
       Beginning Account Value on 3/18/05                $ 1,000.00
       Ending Account Value on 6/30/05                   $ 1,007.00
       Expenses Paid During Period*                      $     2.89

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 105/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from March 18, 2005 through June 30, 2005.

       Share Class                                           II
       ------------------------------------------------------------
       Beginning Account Value on 3/18/05                $ 1,000.00
       Ending Account Value on 6/30/05                   $ 1,011.51
       Expenses Paid During Period*                      $     2.89

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 105/365 (to reflect the one-half year period).

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

In the following interview, James P. Cullen, head of Cullen Capital Management and the leader of the management team for Pioneer Cullen Value VCT Portfolio, discusses the factors that influenced performance during the period since the Portfolio's inception on March 18, 2005, through June 30, 2005.

Q:  How is Pioneer Cullen Value VCT Portfolio managed?

A: We maintained our established investment discipline, focusing on the stocks of companies with lower-than average price to earnings (p/e) and price to book (p/b) ratios, high dividend yields and strong balance sheets.

    Following the value-based strategy that we have used since 1982, we maintained a concentrated portfolio of about 34 companies, with a typical position in each holding of approximately 3% of assets. Our portfolio is based on our intensive fundamental analysis of the strengths and potential of each company. This concentrated portfolio allows our analysts to understand each company and has led to consistently attractive returns on a risk-adjusted basis over the long term. (Of course, past performance is no guarantee of future results.) While the number of holdings is relatively low, we keep the Portfolio well diversified across a broad range of industries.

Q:  How did the Portfolio perform?

A: The U.S. stock market continued to trade in a narrow range in the second quarter, with the broad-market Russell 3000 Index returning 2.2% for the quarter, as investors digested the mixed signals of solid profit growth, a slowing economy, falling bond yields, and higher short-term interest rates. The Russell 1000 Value Index returned 1.7% for the quarter, boosted by strong returns from the financials sector and restrained by weak materials and consumer discretionary sector returns.

    For the period from March 21, 2005, through June 30, 2005, the Portfolio returned 0.70% at net asset value. In comparison, the Standard & Poor's 500 Index had a return of 1.37% over the second quarter of 2005.

Q:  What helped and hurt performance?

A: Returns benefited most from stock selection in the materials sector. Cement company Cemex benefited from an acquisition, which increased the company's global participation. We think near-term earnings should be strong due to the continued strength of the U.S. and Mexican housing market. Also cement prices seem to be less volatile than the price of other commodities.

    Selection in the consumer discretionary and energy sectors also contributed materially, while selection in information technology and telecom services contributed more modestly. Our position in auto parts supplier BorgWarner was a notable positive. BWA has been able to leverage its technology in turbo and drive systems to dramatically increase business in spite of a difficult environment for the auto parts industry.

    In the energy sector, Anadarko Petroleum and ConocoPhillips posted solid gains, while ExxonMobil and Chevron, the largest companies in the industry declined in price. Anadarko and ConocoPhillips results are more affected by the price of oil.

    Returns were held back by stock selection in consumer staples, health care and industrials. We had mixed results in the consumer staples sector, as Bunge, a global agribusiness and food company, posted a double-digit gain, but Archer-Daniels Midland, one of the world's largest agricultural processors of soybeans, corn, wheat and cocoa, and food and beverage company Nestle, posted double-digit price declines. Our health care positions, all in the pharmaceuticals group, outperformed their peer group, but the portfolio had no exposure to the better-performing equipment & services group. Similarly, performance in the industrials sector was held back by our railroad names. Canadian National Railway and Canadian Pacific Railway, each outperformed their peer group, but the railroad group was weak in the quarter. CNI remains the most efficient rail operator. The stock has had a big run yet still sells at a reasonable price/earnings multiple. CP is more economically sensitive due to its core business of commodity hauling. The stock is still attractively valued.

Q:  What is your outlook?

A: We believe the earnings recovery is still underway, though the rate of growth is slowing. Benefits should be seen from cost cutting and international exposure. However, with the market still trading at a multiple of earnings around 18x, it will be important to be price sensitive and maintain a price discipline.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

At times, the Portfolio may focus its investments in one industry or on a group of related industries. To the extent the Portfolio emphasizes investments in a market segment, the Portfolio will be more susceptible to adverse economic, political or regulatory developments affecting those industries than a portfolio that invests more broadly and as a result may experience greater market fluctuation than a Portfolio without the same focus. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in mid-sized companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies. The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of portfolios holding more securities.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Cullen Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares                                                              Value
                   COMMON STOCKS - 92.7%
                   Energy - 8.2%
                   Coal & Consumable Fuels - 0.9%
         250       Cameco Corp.                                      $   11,188
                                                                     ----------
                   Integrated Oil & Gas - 3.2%
         700       ConocoPhillips                                    $   40,243
                                                                     ----------
                   Oil & Gas Exploration & Production - 4.1%
         450       Anadarko Petroleum Corp.                          $   36,967
         180       Kerr-McGee Corp.                                      13,735
                                                                     ----------
                                                                     $   50,702
                                                                     ----------
                   Total Energy                                      $  102,133
                                                                     ----------
                   Materials - 7.8%
                   Construction Materials - 3.4%
       1,006       Cemex SA (A.D.R.)                                 $   42,675
                                                                     ----------
                   Diversified Metals & Mining - 3.4%
       1,780       Anglo American Plc                                $   41,830
                                                                     ----------
                   Forest Products - 1.0%
         200       Weyerhaeuser Co.                                  $   12,730
                                                                     ----------
                   Total Materials                                   $   97,235
                                                                     ----------
                   Capital Goods - 5.2%
                   Aerospace & Defense - 3.3%
       1,060       Raytheon Co.                                      $   41,467
                                                                     ----------
                   Industrial Conglomerates - 1.9%
         680       General Electric Co.                              $   23,562
                                                                     ----------
                   Total Capital Goods                               $   65,029
                                                                     ----------
                   Transportation - 6.0%
                   Railroads - 6.0%
         720       Canadian National Railway Co.                     $   41,508
         970       Canadian Pacific Railway, Ltd.                        33,475
                                                                     ----------
                                                                     $   74,983
                                                                     ----------
                   Total Transportation                              $   74,983
                                                                     ----------
                   Automobiles & Components - 3.3%
                   Auto Parts & Equipment - 3.3%
         760       Borg-Warner Automotive, Inc.                      $   40,789
                                                                     ----------
                   Total Automobiles & Components                    $   40,789
                                                                     ----------
                   Retailing - 3.4%
                   Home Improvement Retail - 3.4%
       1,080       Home Depot, Inc.                                  $   42,012
                                                                     ----------
                   Total Retailing                                   $   42,012
                                                                     ----------
                   Food, Beverage & Tobacco - 13.6%
                   Agricultural Products - 4.5%
         850       Archer Daniels Midland Co.                        $   18,172
         600       Bunge, Ltd.                                           38,040
                                                                     ----------
                                                                     $   56,212
                                                                     ----------
                   Distillers & Vintners - 3.5%
         730       Diageo Plc (A.D.R.)                               $   43,289
                                                                     ----------

      Shares                                                              Value
                   Packaged Foods & Meats - 5.6%
         650       General Mills, Inc.                               $   30,414
         600       Nestle SA (A.D.R.)                                    38,390
                                                                     ----------
                                                                     $   68,804
                                                                     ----------
                   Total Food, Beverage & Tobacco                    $  168,305
                                                                     ----------
                   Pharmaceuticals & Biotechnology - 12.1%
                   Pharmaceuticals - 12.1%
       1,730       Bristol-Myers Squibb Co.                          $   43,215
         890       GlaxoSmithKline                                       43,174
         350       Johnson & Johnson                                     22,750
       1,480       Pfizer, Inc.                                          40,818
                                                                     ----------
                                                                     $  149,957
                                                                     ----------
                   Total Pharmaceuticals &
                   Biotechnology                                     $  149,957
                                                                     ----------
                   Banks - 7.7%
                   Diversified Banks - 6.5%
         900       Bank of America Corp.                             $   41,049
         800       Wachovia Corp.                                        39,680
                                                                     ----------
                                                                     $   80,729
                                                                     ----------
                   Regional Banks - 1.2%
         320       Compass Bancshares, Inc.                          $   14,400
                                                                     ----------
                   Total Banks                                       $   95,129
                                                                     ----------
                   Diversified Financials - 7.5%
                   Investment Banking & Brokerage - 3.1%
         700       Merrill Lynch & Co., Inc.                         $   38,507
                                                                     ----------
                   Diversified Financial Services - 4.4%
         250       Citigroup, Inc.                                   $   11,558
       1,230       J.P. Morgan Chase & Co.                               43,444
                                                                     ----------
                                                                     $   55,002
                                                                     ----------
                   Total Diversified Financials                      $   93,509
                                                                     ----------
                   Insurance - 10.2%
                   Life & Health Insurance - 3.3%
         920       MetLife, Inc.                                     $   41,345
                                                                     ----------
                   Property & Casualty Insurance - 6.9%
         710       Allstate Corp.                                    $   42,422
         500       Chubb Corp.                                           42,805
                                                                     ----------
                                                                     $   85,227
                                                                     ----------
                   Total Insurance                                   $  126,572
                                                                     ----------
                   Technology Hardware & Equipment - 6.5%
                   Computer Hardware - 3.3%
       1,730       Hewlett-Packard Co.                               $   40,672
                                                                     ----------
                   Technology Distributors - 3.2%
       1,480       Arrow Electronics, Inc.*                          $   40,197
                                                                     ----------
                   Total Technology Hardware &
                   Equipment                                         $   80,869
                                                                     ----------

  The accompanying notes are an integral part of these financial statements.   5

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
           Telecommunication Services - 1.2%
           Wireless Telecommunication Services - 1.2%
  250      Alumax, Inc.                                              $   14,903
                                                                     ----------
           Total Telecommunication Services                          $   14,903
                                                                     ----------
           TOTAL COMMON STOCKS
           (Cost $1,140,312)                                         $1,151,425
                                                                     ----------
           TOTAL INVESTMENT
           IN SECURITIES - 92.7%
           (Cost $1,140,312)                                         $1,151,425
                                                                     ----------
           OTHER ASSETS
           AND LIABILITIES - 7.3%                                    $   90,264
                                                                     ----------
           TOTAL NET ASSETS - 100.0%                                 $1,241,689
                                                                     ==========

*        Non-income producing security
(A.D.R.) American Depositary Receipt

6  The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                            3/18/05 (a)
                                                                                               to
                                                                                             6/30/05
Class II                                                                                   (unaudited)
Net asset value, beginning of period                                                         $ 10.00
                                                                                             -------
Increase from investment operations:
 Net investment income                                                                       $  0.02
 Net realized and unrealized gain on investments                                                0.05
                                                                                             -------
  Net increase from investment operations                                                    $  0.07
                                                                                             -------
 Net increase in net asset value                                                             $  0.07
                                                                                             -------
 Net asset value, end of period                                                              $ 10.07
                                                                                             =======
Total return*                                                                                   0.70%
Ratio of net expenses to average net assets+                                                    1.00%**
Ratio of net investment income to average net assets+                                           1.52%**
Portfolio turnover rate                                                                           28%**
Net assets, end of period (in thousands)                                                     $ 1,242
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                                 15.22%**
  Net investment loss                                                                         (12.69)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                                  1.00%**
  Net investment income                                                                         1.52%**

(a) Class II shares were first publicly offered on March 18, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.     7

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (cost $1,140,312)                $ 1,151,425
 Cash                                                                    160,372
 Receivables -
  Dividends, interest and foreign taxes withheld                           1,600
  Due from Pioneer Investment Management, Inc.                             7,522
                                                                     -----------
   Total assets                                                      $ 1,320,919
                                                                     -----------
LIABILITIES:
 Payables -
  Investment securities purchased                                    $    61,471
 Due to affiliates                                                           338
 Accrued expenses                                                         17,421
                                                                     -----------
  Total liabilities                                                  $    79,230
                                                                     -----------
NET ASSETS:
 Paid-in capital                                                     $ 1,227,243
 Undistributed net investment income                                       2,689
 Accumulated net realized gain                                               644
 Net unrealized gain on:
  Investments                                                             11,113
                                                                     -----------
   Total net assets                                                  $ 1,241,689
                                                                     -----------
NET ASSET VALUE PER SHARE:
Class II:
(No par value, unlimited number of shares authorized)
 Net assets                                                          $ 1,241,689
 Shares outstanding                                                      123,260
                                                                     -----------
 Net asset value per share                                           $     10.07


8  The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              3/18/05
                                                                                           (Commencement
                                                                                           of Operations)
                                                                                             to 6/30/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $58)                                             $   3,729
 Interest                                                                                           722
                                                                                              ---------
  Total investment income                                                                     $   4,451
                                                                                              ---------
EXPENSES:
 Management fees                                                                              $   1,222
 Transfer agent fees and expenses                                                                   451
 Distribution fees                                                                                  295
 Administrative reimbursements                                                                    4,761
 Custodian fees                                                                                   4,692
 Professional fees                                                                                9,969
 Printing expense                                                                                 4,970
 Fees and expenses of nonaffiliated trustees                                                        108
 Miscellaneous                                                                                      361
                                                                                              ---------
  Total expenses                                                                              $  26,829
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.       (25,067)
                                                                                              ---------
  Net expenses                                                                                $   1,762
                                                                                              ---------
   Net investment income                                                                      $   2,689
                                                                                              ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from:
  Investments                                                                                 $     644
                                                                                              ---------
 Change in net unrealized gain or loss from:
  Investments                                                                                 $  11,113
                                                                                              ---------
  Net gain on investments                                                                     $  11,757
                                                                                              ---------
  Net increase in net assets resulting from operations                                        $  14,446
                                                                                              =========


The accompanying notes are an integral part of these financial statements.     9

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Cullen Value VCT Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       3/18/05
                                                                    (Commencement
                                                                    of Operations)
                                                                     to 6/30/05
                                                                     (unaudited)
FROM OPERATIONS:
Net investment income                                                $    2,689
Net realized gain on investments                                            644
Change in net unrealized gain or loss on investments                     11,113
                                                                     ----------
  Net increase in net assets resulting from operations               $   14,446
                                                                     ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $1,231,263
Cost of shares repurchased                                               (4,020)
                                                                     ----------
  Net increase in net assets resulting from
    Fund share transactions                                          $1,227,243
                                                                     ----------
  Net increase in net assets                                         $1,241,689

NET ASSETS:
Beginning of period                                                  $       --
                                                                     ----------
End of period                                                        $1,241,689
                                                                     ==========
Undistributed net investment income, end of period                   $    2,689
                                                                     ==========


10  The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Cullen Value VCT Portfolio (the Portfolio) is a portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty eight separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

The Cullen Value Portfolio commenced operations on March 18, 2005.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of Cullen Value VCT Portfolio is to seek capital appreciation.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security,

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

   including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $525,089 in commissions on the sale of Trust shares for the period ended June 30, 2005. Distribution fees are calculated based on the average daily net asset values attributable to Class I and Class II shares of the Portfolio, respectively.

D. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $136 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

Through May 1, 2006, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to class II shares. As of June 30, 2005, there were no Class I shares outstanding.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

shareowner services to the Trust at negotiated rates. Included in due to affiliates is $201 in transfer agent fees payable to PIMSS at June 30, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $1 payable to PFD at June 30, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

---------------------------------------------------------------------------------------------
                                                                                    Net
                                                 Gross            Gross        Appreciation/
                               Tax Cost      Appreciation     Depreciation     (Depreciation)
---------------------------------------------------------------------------------------------
 Cullen Value Portfolio      $1,140,312         $27,588        $ (16,475)         $11,113
                             ==========         =======        =========          =======
---------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the period ended June 30, 2005, were $1,190,650 and $50,982, respectively.

7. Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the period ended June 30, 2005:

--------------------------------------------------------------------------------
Fund Portfolio                                '05 Shares              '05 Amount
--------------------------------------------------------------------------------
  CLASS II:
  Shares sold                                   123,663              $1,231,263
  Reinvestment of distributions                      --                      --
  Shares repurchased                               (403)                 (4,020)
                                                --------------------------------
  Net increase                                  123,260              $1,227,243
                                                ================================
--------------------------------------------------------------------------------

[logo]PIONEER
      Investments(R)

Pioneer Variable Contracts Trust

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17885-00-0805

                                                           [LOGO] PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST

                       Pioneer Emerging Markets VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT

                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Emerging Markets VCT Portfolio

  Portfolio and Performance Update                    2

  Comparing Ongoing Portfolio Expenses                3

  Portfolio Management Discussion                     4

  Schedule of Investments                             5

  Financial Statements                                9

  Notes to Financial Statements                      13

  Factors Considered by the Independent Trustees
    in Approving the Management Contract             18

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Portfolio Diversification
(As a percentage of total investment portfolio)

International Common Stocks                     55.8%
Depositary Receipts for International Stocks    29.3%
Temporary Cash Investment                        7.7%
U.S Common Stocks                                5.5%
International Preferred Stocks                   1.7%

[The following data was represented as a pie chart in the printed material]

Geographical Distribution
(As a percentage of equity holdings)

South Korea                              20.9%
Brazil                                   14.5%
Taiwan                                    7.5%
South Africa                              7.1%
Russia                                    6.8%
Mexico                                    6.2%
Turkey                                    6.0%
India                                     5.5%
Malaysia                                  5.2%
Indonesia                                 2.8%
Chile                                     2.8%
Thailand                                  2.3%
Poland                                    2.2%
People's Republic of China                2.0%
Peru                                      1.4%
Singapore                                 1.3%
Philippines                              1.3%
Czech Republic                            1.1%
Hungary                                   1.1%
Other (individually less than 1%)         2.0%

Five Largest Holdings
(As a percentage of equity holdings)

1.   Petrobras Brasileiro
      (A.D.R.)                     5.37%
2.   Samsung Electronics           4.12
3.   Fomento Economico
       Mexicano SA de CV           1.73
4.   Anglogold Ashanti, Ltd.
      (A.D.R.)                     1.72
5.   Anglo American Platinum
      Corp., Ltd.                  1.57

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05       12/31/04
Net Asset Value per Share     $21.30        $20.33


Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $0.1038       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Emerging Markets VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[The following data was represented as a line chart in the printed material]

             Pioneer
             Emerging           MSCI
            Markets VCT       Emerging
             Portfolio        Markets
10/98        $10,000         $10,000
             $14,097         $14,931
             $17,303         $16,347
6/01         $11,746         $12,127
             $12,128         $12,287
6/03         $12,965         $13,141
             $16,862         $17,540
6/05         $22,075         $23,659

The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------

Life-of-Fund        12.69%
(10/30/98)
5 Years              5.09
1 Year              31.55

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to the variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005.

Share Class                                     II
---------------------------------------------------------
Beginning Account Value on 1/1/05            $1,000.00
Ending Account Value on 6/30/05              $1,052.80
Expenses Paid During Period*                 $10.08

* Expenses are equal to the Portfolio's annualized expense ratio of 1.98% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005.

Share Class                                     II
---------------------------------------------------------
Beginning Account Value on 1/1/05            $1,000.00
Ending Account Value on 6/30/05              $0.00
Expenses Paid During Period*                 $9.89

* Expenses are equal to the Portfolio's annualized expense ratio of 1.98% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

In the following interview, Christopher Smart and Sam Polyak, Pioneer Emerging Market VCT Portfolio's portfolio managers, discuss the factors that influenced performance during the six months ended June 30, 2005.

Q. How did emerging markets equities perform during the Portfolio's semiannual reporting period?

A. The asset class outpaced the developed markets amid an environment of steady worldwide growth, falling long-term interest rates, and strong commodity prices. Emerging markets equities performed very well in the first two months of the reporting period, but the investment environment turned more challenging in March. As continued high oil prices triggered fears of rising inflation and more aggressive interest rate hikes by the U.S. Federal Reserve, heightened risk aversion among investors led to a decline in most global equities markets. Emerging markets stocks quickly recovered, however, posting a strong return in the April through June period.

Q.   How did the Portfolio perform?

A. For the six months ended June 30, 2005, Class II shares returned 5.28% at net asset value. We are pleased to report that the Portfolio outpaced the 4.24% return of the Morgan Stanley Capital International (MSCI) Emerging Markets Index during the period.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q.   Did this shifting environment affect the way you managed the Portfolio?

A. On the margin, yes. Although we generally buy stocks with a 12-18 month time horizon, we will sell them if we think that market excesses have driven them much above their intrinsic values. We therefore established a more conservative positioning in late February following several months of strong performance for emerging markets stocks. We reduced exposure to more volatile markets, such as India and Brazil, which helped performance when the global stock markets weakened during March and April. When the sell-off caused many of our favored companies to fall back into more attractive valuation ranges, we took advantage of the situation by adding them to the Portfolio. Specifically, we increased exposure to stocks that can benefit from the recovery of domestic consumption in countries such as Korea. We also increased our holdings in select technology stocks that were showing signs of improving sales growth.

Q.   What elements of the Portfolio's positioning affected performance?

A. Our stock selection in Korea and Brazil, which are among the Portfolio's top country weightings, was helpful to performance. In Brazil, we benefited from positions in Natura Comesticos, which sells cosmetics door-to-door, and the retail banking concern Unibanco, which enjoyed a strong resurgence in lending. Our holdings in Korean shipbuilding stocks such as Daewoo Shipbuilding and Samsung Heavy were helpful as the demand for new ships continued to grow. Two utilities also contributed to performance:
     Samchully, which distributes natural gas to a growing number of households in Korea, and Korean Electric Power, which benefited as a recovery in the Korean currency helped reduce its foreign debt burden.

     Our position in Russian oil stocks was the largest detractor from performance. While the Russian economy continues to grow rapidly and benefit from high global oil prices, the government's aggressive efforts to dismantle the oil giant Yukos dealt a severe blow to investor sentiment. This led to a drop in Russian stocks, and the Portfolio's positions in Gazprom, Lukoil, and Surgutneftegaz underperformed. Performance also was hurt by our holdings in Thailand, which suffered from rising interest rates and a subsequent slowdown in the economy, affecting holdings such as Siam Cement and Siam Commercial Bank.

Q. What is your overall view of the asset class, and where are you finding the most compelling opportunities?

A. We retain a positive view on emerging markets. We believe the U.S. Federal Reserve will continue to raise interest rates, but not fast enough to significantly dampen growth in our markets. We also believe growth in China, while likely to slow somewhat, will not suffer the collapse that some investors fear. Additionally, the price-to-earnings (p/e) ratio of the MSCI Emerging Markets Index is about 60% of the developed markets p/e ratio, despite the fact that earnings growth is actually stronger in many emerging markets. These factors, in combination, should provide a positive underpinning for the asset class. Overall, we remain confident that our disciplined investment approach, which incorporates the analysis of both countries and individual companies, will help the Portfolio to take advantage of the positive long-term trends unfolding in many emerging markets.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                Value
              PREFERRED STOCKS - 2.8%
              Capital Goods - 0.1%
              Industrial Conglomerates - 0.1%
     3,445    LG Corp.                                          $    52,236
                                                                -----------
              Total Capital Goods                               $    52,236
                                                                -----------
              Media - 0.8%
              Broadcasting & Cable Television - 0.8%
 1,283,300    Net Servicos de Comunicacao SA*                   $   351,513
                                                                -----------
              Total Media                                       $   351,513
                                                                -----------
              Banks - 1.1%
              Diversified Banks - 1.1%
     2,393    Banco Itau Holding Financeira                     $   444,751
                                                                -----------
              Total Banks                                       $   444,751
                                                                -----------
              Telecommunication Services - 0.8%
              Integrated Telecommunication Services - 0.8%
    19,601    Tele Norte Leste Participacoes (A.D.R.)           $   326,357
                                                                -----------
              Total Telecommunication Services                  $   326,357
                                                                -----------
              TOTAL PREFERRED STOCKS
              (Cost $958,020)                                   $ 1,174,857
                                                                -----------
              COMMON STOCKS - 93.4%
              Energy - 13.4%
              Coal & Consumable Fuels - 0.4%
   235,200    Yanzhou Coal Mining                               $   183,474
                                                                -----------
              Integrated Oil & Gas - 10.4%
   485,600    Chine Petroleum & Chemical                        $   189,909
    11,700    Gazprom (A.D.R.)                                      423,657
     3,100    Mol Magyar Olaj                                       259,701
    47,400    Petrobras Brasileiro (A.D.R.)                       2,182,296
   540,000    PetroChina Co., Ltd.                                  397,621
    48,500    PTT Public Co., Ltd.                                  255,850
     7,800    Repsol SA (A.D.R.)                                    196,014
    12,800    Surgutneftegaz (A.D.R.)*(b)                           478,080
                                                                -----------
                                                                $ 4,383,128
                                                                -----------
              Oil & Gas Exploration & Production - 0.8%
    14,600    Oil & Natural Gas Commission, Ltd.*               $   342,553
                                                                -----------
              Oil & Gas Refining & Marketing - 1.2%
 2,066,400    Petron Corp.                                      $   108,666
    14,300    Reliance Industries, Ltd. (144A)                      416,273
                                                                -----------
                                                                $   524,939
                                                                -----------
              Oil & Gas Storage & Transportation - 0.6%
13,811,500    Ultrapar Participacoes SA                         $   242,536
                                                                -----------
              Total Energy                                      $ 5,676,630
                                                                -----------
              Materials - 11.0%
              Commodity Chemicals - 0.5%
   128,076    CA Formosa Plastic Corp.*                         $   208,703
                                                                -----------

Shares                                                                Value
              Construction Materials - 2.5%
     6,450    Asia Cement Co., Ltd.                             $   216,080
    28,000    CA Siam Cement Co., Ltd.*                             163,686
     2,530    Hanil Cement Co., Ltd.                                150,126
   721,100    Lafarge Malayan Cement Bhd                            114,886
   460,000    PT Indocement Tunggal Prakarsa TBK*                   161,764
    31,500    Ultra Tech Cement, Ltd.                               255,464
                                                                -----------
                                                                $ 1,062,006
                                                                -----------
              Diversified Metals & Mining - 1.0%
     6,000    Freeport-McMoRan Copper & Gold, Inc.
              (Class B)                                         $   224,640
   899,000    PT Aneka Tambang TBK                                  219,886
                                                                -----------
                                                                $   444,526
                                                                -----------
              Fertilizers & Agricultural Chemicals - 0.6%
    44,000    Makhteshim-Agan Industries, Ltd.                  $   240,527
                                                                -----------
              Gold - 2.7%
    19,500    Anglogold Ashanti, Ltd. (A.D.R.) (b)              $   696,735
    36,100    IAMGOLD Corp.                                         246,202
   952,000    Zijin Mining Group Co., Ltd.                          208,228
                                                                -----------
                                                                $ 1,151,165
                                                                -----------
              Paper Products - 0.4%
     5,270    Aracruz Cellulose SA (A.D.R.) (b)                 $   183,133
                                                                -----------
              Precious Metals & Minerals - 2.8%
    14,200    Anglo American Platinum Corp., Ltd.               $   638,758
    23,200    Compania de Minas Buenaventura SA                     533,368
                                                                -----------
                                                                $ 1,172,126
                                                                -----------
              Steel - 0.5%
     7,900    Companhia Vale do Rio Doce (A.D.R.)               $   200,660
                                                                -----------
              Total Materials                                   $ 4,662,846
                                                                -----------
              Capital Goods - 12.7%
              Aerospace & Defense - 0.5%
     9,100    Elbit Systems, Ltd.*                              $   202,075
                                                                -----------
              Building Products - 0.5%
    59,500    Trakya Cam Sanayii                                $   201,062
                                                                -----------
              Construction, Farm Machinery &
              Heavy Trucks - 3.3%
    21,400    Daewoo Heavy Industries & Machinery,
              Ltd.                                              $   408,228
     8,030    Hyundai Heavy Industries                              401,233
    46,200    Samsung Heavy Industries Co., Ltd.                    415,922
    17,499    Tata Motors                                           170,869
                                                                -----------
                                                                $ 1,396,252
                                                                -----------

   The accompanying notes are an integral part of these financial statements.  5

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Emerging Markets VCT Portfolio

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

Shares                                                                Value
              Construction & Engineering - 4.8%
   116,200    Aveng, Ltd.                                       $   217,072
   442,435    CTCI Corp.                                            242,383
     3,869    Daelim Industrial Co.                                 206,490
   543,400    Empressa ICA Sociedad Controladora
              SA de CV*                                             220,827
    11,900    GS Engineering & Construction Corp.                   391,185
    12,840    Kyeryong Construction Industrial Co., Ltd.            294,347
    16,800    Larsen & Toubro, Ltd.                                 437,901
                                                                -----------
                                                                $ 2,010,205
                                                                -----------
              Heavy Electrical Equipment - 0.7%
    14,900    Bharat Heavy Electricals (Demat Shares)*          $   296,173
                                                                -----------
              Industrial Conglomerates - 2.0%
    20,956    Bidvest Group, Ltd.                               $   226,136
    29,000    Copec-Compania Petroleos                              233,405
    45,075    KOC Holding AS                                        198,182
     6,825    LG Corp.                                              171,984
                                                                -----------
                                                                $   829,707
                                                                -----------
              Industrial Machinery - 0.9%
   336,000    Yungtay Engineering Co., Ltd.                     $   186,962
    23,300    Doosan Heavy Industries & Construction Co.            203,393
                                                                -----------
                                                                $   390,355
                                                                -----------
              Total Capital Goods                               $ 5,325,829
                                                                -----------
              Transportation - 1.0%
              Marine - 1.0%
   256,000    China Shipping Development Co., Ltd.*             $   193,000
    45,300    Malaysia International Shipping Bhd                   213,240
                                                                -----------
                                                                $   406,240
                                                                -----------
              Total Transportation                              $   406,240
                                                                -----------
              Automobiles & Components - 2.0%
              Automobile Manufacturers - 1.4%
    11,100    Hyundai Motor Co., Ltd.                           $   613,115
                                                                -----------
              Motorcycle Manufacturers - 0.6%
     7,900    Bajaj Auto, Ltd. (Demat Shares)                   $   249,071
                                                                -----------
              Total Automobiles & Components                    $   862,186
                                                                -----------
              Consumer Durables & Apparel - 0.6%
              Household Appliances - 0.6%
    44,940    Arcelik AS                                        $   267,388
                                                                -----------
              Total Consumer Durables & Apparel                 $   267,388
                                                                -----------
              Consumer Services - 0.7%
              Hotels, Resorts & Cruise Lines - 0.7%
    21,300    Indian Hotels Co., Ltd.                           $   305,026
                                                                -----------
              Total Consumer Services                           $   305,026
                                                                -----------

Shares                                                                Value
              Media - 4.9%
              Advertising - 0.4%
     9,200    G II R, Inc.                                      $   161,430
                                                                -----------
              Broadcasting & Cable Television - 3.4%
   459,000    Bec World Public Co., Ltd.                        $   128,842
     6,947    Grupo Televisa SA (A.D.R.)                            431,339
   890,200    Media Prima Bhd*                                      385,807
    39,000    Television Broadcasts, Ltd.                           220,237
    79,000    Zee Telefilms, Ltd.                                   282,660
                                                                -----------
                                                                $ 1,448,885
                                                                -----------
              Movies & Entertainment - 0.1%
    97,300    Grammy Entertainment Plc                          $    29,667
                                                                -----------
              Publishing - 1.0%
   173,916    Hurriyet Gazetecilik ve Matbaacilik AS            $   412,770
                                                                -----------
              Total Media                                       $ 2,052,752
                                                                -----------
              Retailing - 0.7%
              Department Stores - 0.7%
     6,300    Hyundai Department Store Co., Ltd.                $   289,643
                                                                -----------
              Total Retailing                                   $   289,643
                                                                -----------
              Food & Drug Retailing - 2.5%
              Food Retail - 0.7%
   143,000    President Chain Store Corp.                       $   281,045
                                                                -----------
              Hypermarkets & Supercenters - 1.8%
    13,300    Brasil Distr Pao Acu (A.D.R.)*(b)                 $   264,537
    29,700    Massmart Holdings, Ltd.                               199,407
       900    Shinsegae Co., Ltd.*                                  283,393
                                                                -----------
                                                                $   747,337
                                                                -----------
              Total Food & Drug Retailing                       $ 1,028,382
                                                                -----------
              Food, Beverage & Tobacco - 4.0%
              Brewers - 1.1%
     6,850    Efes Breweries International
              (G.D.R.) (144A)*                                  $   231,119
    68,500    Grupo Modelo SA de CV                                 214,033
                                                                -----------
                                                                $   445,152
                                                                -----------
              Packaged Foods & Meats - 0.9%
     5,380    CJ Corp.                                          $   398,616
                                                                -----------
              Soft Drinks - 1.7%
    11,800    Fomento Economico Mexicano SA de CV               $   702,926
    61,900    Sermsuk Public Co., Ltd.                               30,246
                                                                -----------
                                                                $   733,172
                                                                -----------
              Tobacco - 0.3%
    97,200    PT Gudang Garam Public Co., Ltd.                  $   125,857
                                                                -----------
              Total Food, Beverage & Tobacco                    $ 1,702,797
                                                                -----------

6  The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                Value
              Household & Personal Products - 0.6%
              Personal Products - 0.6%
     7,650    Natura Cosmeticos SA                              $   243,562
                                                                -----------
              Total Household & Personal
              Products                                          $   243,562
                                                                -----------
              Pharmaceuticals & Biotechnology - 0.3%
              Pharmaceuticals - 0.3%
   175,800    PT Tempo Scan Pacific                             $   127,895
                                                                -----------
              Total Pharmaceuticals &
              Biotechnology                                     $   127,895
                                                                -----------
              Banks - 15.0%
              Diversified Banks - 15.0%
    11,966    Banco Bradesco SA (b)                             $   423,477
    25,000    Banco do Brasil SA*                                   337,043
    53,500    Bangkok Bank, Ltd. (Foreign Shares)                   139,221
    61,200    Bank Hapoalim, Ltd.*                                  191,745
 1,017,200    Bank Mandiri                                          155,868
    18,563    Bank of Baroda*                                        83,910
   808,344    China Development Financial*                          321,828
   264,950    Chinatrust Financial Holding Co., Ltd.                288,213
   163,800    Commerce Asset Holdings Bhd                           217,525
   263,000    E.Sun Financial Holding Co., Ltd.                     210,660
   218,000    First Financial Holding*                              180,117
   144,606    FirstRand, Ltd.                                       301,185
    26,000    Grupo Financiero Galicia (A.D.R.)*                    209,820
    10,700    Hana Bank                                             285,475
   131,600    Kasikornbank                                          181,036
     1,900    Kookmin Bank                                           86,477
    12,000    Kookmin Bank (A.D.R.)                                 546,960
   221,500    Metropolitan Bank & Trust Co.                         114,697
   407,500    PT Bank Central Asia TBK                              150,130
 2,514,576    PT Lippo Bank*                                        303,696
   331,500    RHB Capital Bhd*                                      183,057
   123,700    Siam Commercial Bank Plc                              139,191
   353,234    Sinopac Holdings Co.                                  176,842
    25,549    Standard Bank Group, Ltd.                             246,479
    13,600    State Bank of India                                   213,349
    35,354    Turkiye Is Bankasi (Isbank)                           205,631
    11,762    Uniao de Bancos Brasileiros SA
              (Unibanco) (G.D.R.) (144A)                            454,248
                                                                -----------
                                                                $ 6,347,880
                                                                -----------
              Total Banks                                       $ 6,347,880
                                                               -----------
             Diversified Financials - 1.6%
             Investment Banking & Brokerage - 0.6%
     8,800   Samsung Securities Co., Ltd.                      $   233,799
                                                               -----------
             Multi-Sector Holding - 0.6%
    16,800   Remgro, Ltd.                                      $   265,974
                                                               -----------

Shares                                                                Value
              Diversified Financial Services - 0.4%
   184,000    Fubon Group                                       $   178,839
                                                                -----------
              Total Diversified Financials                      $   678,612
                                                                -----------
              Insurance - 4.0%
              Life & Health Insurance - 2.5%
    11,900    Cathay Financial Holding Co., Ltd.,
              (G.D.R.) (144A)                                   $   239,547
   334,000    China Life Insurance Co., Ltd.*                       227,368
   130,500    Ping An Insurance (Group) Co. of
              China, Ltd.*                                          209,197
   208,500    Sanlam, Ltd.                                          364,722
                                                                -----------
                                                                $ 1,040,834
                                                                -----------
              Property & Casualty Insurance - 1.5%
     4,100    Samsung Fire & Marine Insurance                   $   331,423
    76,267    Aksigorta AS                                          319,187
                                                                -----------
                                                                $   650,610
                                                                -----------
              Total Insurance                                   $ 1,691,444
                                                                -----------
              Real Estate - 0.9%
              Real Estate Management & Development - 0.9%
   103,200    MCL Ladn, Ltd.                                    $    81,113
 1,095,400    SM Prime Holdings                                     146,582
    98,200    Wheelock Properties (Singapore), Ltd.                 163,028
                                                                -----------
                                                                $   390,723
                                                                -----------
              Total Real Estate                                 $   390,723
                                                                -----------
              Software & Services - 0.6%
              It Consulting & Other Services - 0.6%
     4,732    Infosys Technologies, Ltd.                        $   256,024
                                                                -----------
              Total Software & Services                         $   256,024
                                                                -----------
              Technology, Hardware & Equipment - 2.5%
              Computer Hardware - 1.5%
   104,000    ACER Sertek, Inc.                                 $   204,292
   218,000    Quanta Computer, Inc.                                 413,988
                                                                -----------
                                                                $   618,280
                                                                -----------
              Electronic Manufacturing Services - 1.0%
    80,269    Hon Hai Precision Industry                        $   415,461
                                                                -----------
              Total Technology, Hardware &
              Equipment                                         $ 1,033,741
                                                                -----------
              Semiconductors - 6.6%
              Semiconductors - 6.6%
     3,530    Samsung Electronics                               $ 1,672,488
   235,205    Taiwan Semiconductor Manufacturing Co.                406,421
    31,500    Taiwan Semiconductor Manufacturing Co.
              (A.D.R.)                                              287,279
   554,870    United Microelectronics Corp., Ltd.                   401,113
                                                                -----------
                                                                $ 2,767,301
                                                                -----------
              Total Semiconductors                              $ 2,767,301
                                                                -----------

   The accompanying notes are an integral part of these financial statements.  7

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

Shares                                                                Value
              Telecommunication Services - 6.6%
              Integrated Telecommunication Services - 2.5%
     8,900    Brasil Telecom Participacoes SA*                  $   321,290
    49,287    Mahanagar Telephone Nigam, Ltd.                       311,987
    17,400    Telecom Argentina Stet-France Telecom
              SA (A.D.R.)                                           207,756
    36,100    Telekomunikacja Polska SA                             221,952
                                                                -----------
                                                                $ 1,062,985
                                                                -----------
              Wireless Telecommunication Services - 4.1%
    10,800    Korea Telecom Freetel Co.                         $   249,575
     7,500    Mobile Telesystems (A.D.R.)*                          252,374
    29,700    MTN Group, Ltd.                                       197,253
   207,100    Shinawatra Computer Co., Plc                          187,931
    10,037    SK Telecom Co., Ltd.*(b)                              204,755
   146,000    Taiwan Mobile Co., Ltd.                               150,285
    65,400    Venfin, Ltd.                                          281,234
     6,200    Vimpel-Communications (A.D.R.)*                       210,986
                                                                -----------
                                                                $ 1,734,393
                                                                -----------
              Total Telecommunication Services                  $ 2,797,378
                                                                -----------
              Utilities - 1.2%
              Gas Utilities - 1.2%
     3,600    Samchully Co., Ltd.                               $   293,892
   514,000    Panva Gas Holdings, Ltd.*                             215,332
                                                                -----------
                                                                $   509,224
                                                                -----------
              Total Utilities                                   $   509,224
                                                                -----------
              TOTAL COMMON STOCKS
              (Cost $31,297,972)                                $39,423,503
                                                                -----------
              WARRANTS - 0.0%
              Commercial Services & Supplies - 0.0%
              Diversified Commercial Services - 0.0%
     1,580    Bidvest Group, Ltd. 12/8/06*                      $     3,584
                                                                -----------
              TOTAL WARRANTS
              (Cost $0)                                         $     3,584
                                                                -----------
              TEMPORARY CASH INVESTMENT - 5.2%
              Security Lending Collateral - 5.2%
 2,191,114    Securities Lending Investment
              Fund, 3.29%                                       $ 2,191,114
                                                                -----------
              TOTAL TEMPORARY CASH
              INVESTMENT
              (Cost $2,191,114)                                 $ 2,191,114
                                                                -----------
              TOTAL INVESTMENT IN
              SECURITIES - 101.4%
              (Cost $34,447,106) (a)                            $42,793,058
                                                                -----------
              OTHER ASSETS
              AND LIABILITIES - (1.4)%                          $  (574,444)
                                                                -----------
              TOTAL NET ASSETS - 100.0%                         $42,218,614
                                                                -----------

*          Non-income producing security
(A.D.R.)   American Depositary Receipt
(G.D.R.)   Global Depositary Receipt
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005, the value of these securities amounted to $1,341,187 or 3.18% of net assets.
(a) Distributions of investments by country of issue, as percentage of total equity holdings (excluding temporary cash investments) is as follows:

           South Korea                                21.1%
           Brazil                                     14.7
           Taiwan                                     12.3
           India                                       8.9
           South Africa                                8.9
           People's Republic of China                  4.0
           Turkey                                      3.9
           Mexico                                      3.8
           Russia                                      3.4
           Thailand                                    3.1
           Indonesia                                   3.0
           Malaysia                                    2.7
           Israel                                      1.5
           Peru                                        1.3
           Hong Kong                                   1.1
           Argentina                                   1.0
           Other (Individually less than 1%)           5.3
                                                     -----
                                                     100.0%
                                                     =====

(b)        At June 30, 2005, the following securities were out on loan:

           Shares      Security                             Market Value
           18,500      Anglogold Ashanti, Ltd. (A.D.R.)     $   661,005
            4,985      Aracruz Cellulose SA (A.D.R.)            173,229
           11,323      Banco Bradesco SA                        400,721
            1,400      Centrais Eletricas Bra (A.D.R.)+           8,922
           12,635      Brasil Distr Pao Acu (A.D.R.)*           251,310
            9,500      SK Telecom Co., Ltd. *                   193,800
           10,640      Surgutneftegaz (A.D.R.)*                 397,404
                                                            -----------
                       Total                                $ 2,086,391
                                                            ===========

+          Pending sale for security Centrais Eletricas Bra (A.D.R.) as of
           6/30/05

8  The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended           Year       Year        Year        Year       5/1/00
                                                   6/30/05          Ended      Ended       Ended       Ended         to
Class II (a)                                      (unaudited)      12/31/04   12/31/03    12/31/02    12/31/01    12/31/00

Net asset value, beginning of period               $   20.33      $   17.26   $   10.98   $   11.19   $   12.08   $   18.02
                                                   ---------      ---------   ---------   ---------   ---------   ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                      $    0.15      $    0.16   $    0.12   $    0.02   $    0.09   $   (0.02)
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions         0.92           3.04        6.21       (0.17)      (0.98)      (5.59)
                                                   ---------      ---------   ---------   ---------   ---------   ---------
  Net increase (decrease) from investment
    operations                                     $    1.08      $    3.20   $    6.33   $   (0.15)  $   (0.89)  $   (5.61)
Distributions to shareowners:
 Net investment income                                 (0.10)         (0.13)      (0.05)      (0.06)          -           -
 Net realized gain                                         -              -          -            -           -       (0.33)
                                                   ---------      ---------   ---------   ---------   ---------   ---------
 Net increase (decrease) in net asset value        $    0.97      $    3.07   $    6.28   $   (0.21)  $   (0.89)  $   (5.94)
                                                   ---------      ---------   ---------   ---------   ---------   ---------
 Net asset value, end of period                    $   21.30      $   20.33   $   17.26   $   10.98   $   11.19   $   12.08
                                                   =========      =========   =========   =========   =========   =========
Total return*                                           5.28%         18.73%      57.87%      (1.42)%     (7.37)%    (31.65)%
Ratio of net expenses to average net assets+            1.98%**        1.99%       1.99%       1.99%       1.90%       2.11%**
Ratio of net investment income (loss) to average
 net assets+                                            1.54%**        0.88%       1.04%       0.28%       1.05%      (0.73)%**
Portfolio turnover rate                                   95%**          66%         79%        124%        175%        156%
Net assets, end of period (in thousands)           $  33,445        $30,347     $26,537   $   8,852   $   7,861   $   5,819
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
  Net expenses                                          1.98%**        2.11%       2.65%       3.11%       4.12%       4.47%**
  Net investment income (loss)                          1.54%**        0.76%       0.38%      (0.84)%     (1.17)%     (3.09)%**
Ratios with waiver of management fees and
 assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                           1.98%**        1.99%       1.99%       1.99%       1.90%       2.09%**
 Net investment income (loss)                           1.54%**        0.88%       1.04%       0.28%       1.05%      (0.71)%**

(a)  Class II shares were first publicly offered on May 1, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.  9

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------



ASSETS:
 Investment in securities, at value (including securities loaned of $2,086,391)
   (Cost $34,447,106)                                                                $ 42,793,058
 Cash                                                                                     924,068
 Foreign currencies, at value (Cost $220,067)                                             221,081
 Receivables --
   Investment securities sold                                                             215,309
   Fund shares sold                                                                       266,051
   Dividends, interest and foreign taxes withheld                                         134,951
   Forward foreign currency settlement contracts, net                                           2
 Other                                                                                      3,277
                                                                                     ------------
       Total assets                                                                  $ 44,557,797
                                                                                     ------------
LIABILITIES:
 Payables --
   Investment securities purchased                                                   $     35,720
   Fund shares repurchased                                                                     57
   Upon return of securities loaned                                                     2,191,114
 Reserve for repatriation taxes                                                            41,230
 Due to affiliates                                                                          2,134
 Accrued expenses                                                                          68,928
                                                                                     ------------
       Total liabilities                                                             $  2,339,183
                                                                                     ------------
NET ASSETS:
 Paid-in capital                                                                     $ 32,011,634
 Undistributed net investment income                                                      149,710
 Accumulated net realized gain                                                          1,752,164
 Net unrealized gain on:
   Investments                                                                          8,304,722
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                        384
                                                                                     ------------
       Total net assets                                                              $ 42,218,614
                                                                                     ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                        $  8,773,194
 Shares outstanding                                                                       408,653
                                                                                     ------------
 Net asset value per share                                                           $      21.47
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                        $ 33,445,420
 Shares outstanding                                                                     1,570,031
                                                                                     ------------
   Net asset value per share                                                         $      21.30

10 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                             Six Months
                                                                                Ended
                                                                               6/30/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $94,687)                       $    688,302
 Interest                                                                          9,907
 Income on securities loaned, net                                                  3,634
                                                                            ------------
  Total investment income                                                   $    701,843
                                                                            ------------
EXPENSES:
 Management fees                                                            $    229,762
 Transfer agent fees and expenses                                                  1,488
 Distribution fees (Class II)                                                     39,196
 Administrative reimbursements                                                     9,326
 Custodian fees                                                                   65,342
 Professional fees                                                                20,835
 Printing expense                                                                  8,278
 Fees and expenses of nonaffiliated trustees                                         987
 Miscellaneous                                                                     9,785
                                                                            ------------
  Total expenses                                                            $    384,999
  Net expenses                                                              $    384,999
                                                                            ------------
    Net investment income                                                   $    316,844
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments (net of foreign capital gain taxes of $2,682)                 $  4,124,651
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies                             (40,575)
                                                                            ------------
                                                                            $  4,084,076
                                                                            ------------
 Change in net unrealized gain or loss from:
  Investments (the change in reserve for repatriation taxes of $5,740)      $ (2,352,670)
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies                              (7,363)
                                                                            ------------
                                                                            $ (2,360,033)
                                                                            ------------
 Net gain (loss) on investments, futures contracts
  and foreign currency transactions                                         $  1,724,043
                                                                            ============
 Net increase (decrease) in net assets resulting
  from operations                                                           $  2,040,887
                                                                            ============

   The accompanying notes are an integral part of these financial statements. 11

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  Six Months
                                                                                    Ended              Year
                                                                                   6/30/05             Ended
                                                                                 (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income (loss)                                                    $    316,844      $     322,489
Net realized gain (loss) on investments                                            4,084,076          5,573,183
Change in net unrealized gain or loss on investments, futures contracts and
 foreign currency transactions                                                    (2,360,033)            22,693
                                                                                ------------      -------------
  Net increase (decrease) in net assets
    resulting from operations                                                   $  2,040,887      $   5,918,365
                                                                                ------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                        $    (50,778)     $     (65,091)
 Class II                                                                           (161,235)          (196,317)
                                                                                ------------      -------------
  Total distributions to shareowners                                            $   (212,013)     $    (261,408)
                                                                                ------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                $  6,887,498      $   9,587,268
Reinvestment of distributions                                                        210,764            259,912
Cost of shares repurchased                                                        (5,688,727)       (11,459,650)
                                                                                ------------      -------------
 Net increase (decrease) in net assets
  resulting from Fund share transactions                                        $  1,409,535      $  (1,612,470)
                                                                                ------------      -------------
 Net increase in net assets                                                     $  3,238,409      $   4,044,487
                                                                                ------------      -------------
NET ASSETS:
Beginning of period                                                             $ 38,980,205      $  34,935,718
                                                                                ------------      -------------
End of period                                                                   $ 42,218,614      $  38,980,205
                                                                                ============      =============
Undistributed net investment income, end of period                              $    149,711      $      44,879
                                                                                ============      =============

12 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

The Pioneer Emerging Markets Portfolio (the Portfolio) is a Portfolio of the Pioneer Variable Contracts Trust (the Trust), a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-eight separate diversified portfolios fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
       (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The investment objective of Emerging Markets VCT Portfolio is to seek long-term capital growth.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the Portfolios are computed once daily, on each day the New York Stock Exchange ("NYSE") is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Portfolios determines their net asset values. Consequently, the Board of Trustees of the Trust has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Portfolios. The Portfolios may also take into consideration other significant events in determining the fair value of these securities.

     At June 30, 2005 there were no fair valued securities except as follows. All securities that trade in foreign markets whose closing prices are as of times prior to the close of the New York Stock Exchange (NYSE) and that are held by Emerging Markets Portfolio are fair valued using vendor-supplied pricing updates for each security to the time of the close of the NYSE. At June 30, 2005, the valuation of China Aviation Oil Singapore was determined by The Board of Trustees of the Trust. Thus, the Portfolio's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments and securities held by the Portfolio are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

     The Portfolio's investments in emerging markets or countries with limited or developing markets may subject the Portfolio to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Portfolio's investments and income generated by these investments, as well as the Portfolio's ability to repatriate such amounts.

B.   Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. (see note 8)

D.   Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2004, no such taxes were paid.

     In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     estimated reserve for taxes on capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding year of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. The estimated reserve for taxes on repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding year of such investments and the related tax rates and other such factors. As of June 30, 2005, the Portfolio had $41,230 in reserves related to taxes on the repatriation of foreign currencies.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of the current year distributions paid will be determined at the end of the fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004 and the distributions paid during the years ended December 31, 2004 and 2003 on a tax basis.

-------------------------------------------------------------------------------
                                                                     2004
--------------------------------------------------------------------------------
     Distributions paid from:
     Ordinary Income                                              $   261,408
     Long-Term capital gain                                                 -
                                                                  -----------
                                                                  $   261,408
     Return of Capital                                                      -
                                                                  -----------
      Total distributions                                         $   261,408
                                                                  ===========
     Distributable Earnings (Accumulated Losses):
     Undistributed ordinary income                                $   211,876
     Undistributed long-term gain/(capital loss carryforward)      (2,040,887)
     Unrealized appreciation (depreciation)                        10,207,117
                                                                  -----------
      Total                                                       $ 8,378,106
                                                                  ===========
--------------------------------------------------------------------------------

     For the fiscal year ending December 31, 2004, Emerging Markets Portfolio has elected to pass through foreign tax credits of $325,677. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and the tax basis adjustments on Passive Foreign Investment Company (PFIC) holdings and the mark to market on forward currency contracts.

E.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of the shares based on the respective percentage of adjusted net assets at the beginning of the day. Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

F.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 1.15% of the Portfolio's average daily net assets.

The portion of the Portfolio's expenses attributable to Class II will be reduced only to the extent such expenses are reduced for Class I shares (or Class II shares).

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $1,398 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $509 in transfer agent fees payable to PIMSS at June 30, 2005.

4.   Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $227 payable to PFD at June 30, 2005.

5.   Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------------------------
                                                                                         Net
                                                      Gross            Gross        Appreciation/
                                   Tax Cost       Appreciation     Depreciation     (Depreciation)
--------------------------------------------------------------------------------------------------

 Emerging Markets Portfolio      $34,905,128       $8,456,339       $ (568,409)       $7,887,930
                                 ===========       ==========       ==========        ==========
--------------------------------------------------------------------------------------------------

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.   Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $19,783,177 and $18,359,069, respectively.

7.   Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2005 and the fiscal year ended December 31, 2004:

-------------------------------------------------------------------------------------------------
Emerging Markets Portfolio          '05 Shares      '05 Amount      '04 Shares       '04 Amount
-------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                           21,854      $    459,899        72,945      $  1,305,983
 Reinvestment of distributions          2,300            49,529         3,952            63,595
 Shares repurchased                   (37,031)         (774,914)     (138,809)       (2,377,707)
                                 ----------------------------------------------------------------
  Net increase (decrease)             (12,877)     $   (265,486)      (61,912)     $ (1,008,129)
                                 ================================================================
 CLASS II:
 Shares sold                          305,893      $  6,427,599       468,119      $  8,281,285
 Reinvestment of distributions          7,548           161,235        12,278           196,317
 Shares repurchased                  (236,423)       (4,913,813)     (524,708)       (9,081,943)
                                 ----------------------------------------------------------------
  Net increase (decrease)              77,018      $  1,675,021       (44,311)     $   (604,341)
                                 ================================================================
-------------------------------------------------------------------------------------------------

8.   Forward Foreign Currency Contracts

During the six months ended June 30, 2005, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract. As of June 30, 2005, the Portfolio had no outstanding portfolio hedges.

Outstanding forward currency settlement contracts were as follows:

-------------------------------------------------------------------------------------------------
                                                                                  Net
                                    Gross       Settlement        Gross       Receivable/
                                 Receivable        Date          Payable       (Payable)
-------------------------------------------------------------------------------------------------

 Emerging Markets Portfolio        $4,476      7/1/05           $ (4,474)         $2
                                   ======      ======           ========          ==
-------------------------------------------------------------------------------------------------

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose,
(ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2004, the second quintile for the three years ended June 30, 2004, and the second quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio (before and after giving effect to the expense limitation) for the 12 months ended June 30, 2004 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) was in the fourth quintile of this peer group for the most recent fiscal year. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of most of the comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------

     realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a break point in management fee was not necessary. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17883-00-0805

                                                           [LOGO] PIONEER
                                                                  Investments(R)





                                                PIONEER VARIABLE CONTRACTS TRUST

                          Pioneer Equity Income VCT Portfolio -- Class II Shares




                                                               SEMIANNUAL REPORT

                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------


Pioneer Equity Income VCT Portfolio

  Portfolio and Performance Update                      2

  Comparing Ongoing Portfolio Expenses                  3

  Portfolio Management Discussion                       4

  Schedule of Investments                               5

  Financial Statements                                  8

  Notes to Financial Statements                        12

  Factors Considered by the Independent
    Trustees in Approving the Management Contract      16


Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------


Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks              94.1%
Temporary Cash Investments       5.1%
Convertible Preferred Stocks     0.8%


Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Financials                      20.5%
Utilities                       18.3%
Consumer Discretionary          10.3%
Industrials                      9.5%
Health Care                      9.0%
Telecommunication Services       9.0%
Energy                           8.5%
Consumer Staples                 7.0%
Materials                        5.9%
Information Technology           2.0%


Five Largest Holdings
(As a percentage of equity holdings)

  1.       PACCAR, Inc.                  3.64%
  2.       Exxon Mobil Corp.             3.15
  3.       ConocoPhillips                2.95
  4.       Questar Corp.                 2.94
  5.       Washington Mutual, Inc.       2.94

The Portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                                6/30/05       12/31/04
Net Asset Value per Share     $ 20.87       $ 20.68


Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.2000      $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
--------------------------------------------------------------------------------

The following chart shows the change in value of an investment made in Pioneer Equity Income VCT Portfolio at net asset value, compared to that of the Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA IS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                      Russell 1000        Pioneer Equity Income
                      Value Index              VCT Portfolio
 Jun-95                 10,000                   10,000
                        12,462                   11,691
 Jun-97                 16,599                   15,260
                        21,385                   19,325
 Jun-99                 24,887                   21,897
                        22,669                   20,748
 Jun-01                 25,012                   22,879
                        22,772                   20,893
 Jun-03                 22,541                   20,075
                        27,303                   23,597
 Jun-05                 31,138                   26,749


The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years            10.39%
5 Years              5.31%
1 Year              13.90%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005



Share Class                                        II
---------------------------------------------------------
       Beginning Account Value On 1/1/05       $ 1,000.00
       Ending Account Value On 6/30/05         $ 1,019.00
       Expenses Paid During Period*            $     4.91

* Expenses are equal to the Portfolio's annualized expense ratio of 0.98% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2005 through June 30, 2005


Share Class                                        II
---------------------------------------------------------
       Beginning Account Value On 1/1/05       $ 1,000.00
       Ending Account Value On 6/30/05         $ 1,019.93
       Expenses Paid During Period*            $     4.91

* Expenses are equal to the Portfolio's annualized expense ratio of 0.98% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

In the following discussion, John Carey, portfolio manager of Pioneer Equity Income VCT Portfolio, reviews the past six months of 2005 and gives an overview of the Portfolio's performance over that period.

Q: How did the Portfolio perform versus its benchmark, the Russell 1000 Value Index? To what do you attribute the Portfolio's relative performance?

A. For the six months ended June 30, 2005, Class II shares of Pioneer Equity Income VCT Portfolio rose in value by 1.90% at net asset value, versus 1.76% for the Russell 1000 Value Index. Overall, it was a quarter of modest gains for both the Portfolio and the market. Investors were troubled by high oil prices, rising short-term interest rates, and the continued violence in the Middle East. At the same time, corporate earnings were generally good, and companies continued to boost their dividends. Overseas investors also seemed more comfortable with the outlook for the United States economy, judging from the significant strengthening of the U.S. dollar versus the Euro. On balance, then, it was a positive period, though a period characterized by alternating bouts of optimism and pessimism.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     The relative outperformance of the Portfolio versus its benchmark was attributable principally to our overweighting of the utilities sector, which was one of the three top-performing sectors in our benchmark during the period. That overweighting, plus the good performance of the utility stocks we chose, particularly Questar, Constellation Energy, and Ameren, more than made up for our underweighting in energy and our weak stock selection in health care, the other two strong sectors in the first half of the year.

     Merger-and-acquisition activity continued at a brisk pace, as companies with large cash reserves and rich share prices used the opportunity to buy competitors and expand their market share. Our May Department Stores received a premium take-over bid from retailing rival Federated Department Stores. In this case, the projected deal is to include a combination of cash and Federated shares. Other notable performers in the portfolio were ConocoPhillips, beneficiary of the robust energy market, and Chubb, participant in the strong property-and-casualty insurance industry.

     Weak performers in the first half included some of our industrial, materials, and consumer-discretionary names. PACCAR, builder of heavy trucks, saw some profit taking in its shares. Roanoke Electric Steel saw its shares rise and fall with the volatile price of steel. Finally, Ford Motor and Johnson Controls both suffered with the soft market for domestic automobiles.

Q:   What changes did you make to the Portfolio?

A. We bought six new stocks and liquidated about the same number of positions. Among the depressed financials, we added Citigroup and Bank of America. The two "mega banks" appeared to us to be priced at levels adequately reflecting the risks in their operations, and both sported attractive dividend yields of about 4%. Citizens Communications, based in Connecticut, provides telephone service throughout the U.S. and pays a very generous dividend of about 7%. Deere, the premier name in agricultural equipment, is doing particularly well as farm incomes rise and farmers buy bright, spanking new tractors. We also purchased shares of Coca-Cola, which we thought was quite reasonably priced, and Genuine Parts, leading distributor of auto parts, which does well whether people are buying new cars or not.

     Eliminated during the period were several stocks we judged had reached full value, including Occidental Petroleum, Boeing, General Dynamics, and Simon Property Group. We also sold General Motors, Microsoft, and International Business Machines, in each case concluding that we had found preferable alternatives.

Q:   What is your outlook?

A. While we certainly share other investors' concerns about the spike in oil prices and the "tightening" by the Federal Reserve, we remain generally optimistic about the economy and the market. For sure, earnings growth will continue slowing as the economic cycle moves along, and we also tend to think that intermediate and long interest rates will sooner or later match part of the rise in short-term rates. As always, however, there are stocks that are relatively reasonably priced, and if one remembers to invest on the basis of the fundamental values there should still be plenty of good opportunities, we think, to make money over the long term. Thank you for your continued support.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

     Shares                                                  Value
               CONVERTIBLE PREFERRED STOCKS - 0.8%
               Automobiles & Components - 0.7%
               Automobile Manufacturers - 0.7%
     58,815    Ford Cap Trust, 6.5%, 1/15/32          $  2,370,245
                                                      ------------
               Total Automobiles & Components         $  2,370,245
                                                      ------------
               Pharmaceuticals & Biotechnology - 0.1%
               Pharmaceuticals - 0.1%
      4,255    Schering-Plough Corp., 6.0%, 9/14/07   $    215,941
                                                      ------------
               Total Pharmaceuticals &
               Biotechnology                          $    215,941
                                                      ------------
               TOTAL PREFERRED STOCKS
               (Cost $2,996,506)                      $  2,586,186
                                                      ------------
               COMMON STOCKS - 95.7%
               Energy - 8.2%
               Integrated Oil & Gas - 8.2%
    136,116    Chevron Corp.                          $  7,611,606
    162,043    ConocoPhillips                            9,315,852
    173,197    Exxon Mobil Corp.                         9,953,632
                                                      ------------
                                                      $ 26,881,090
                                                      ------------
               Total Energy                           $ 26,881,090
                                                      ------------
               Materials - 5.7%
               Construction Materials - 0.7%
     37,024    Vulcan Materials Co.                   $  2,406,190
                                                      ------------
               Diversified Chemical - 1.2%
     31,853    E.I. du Pont de Nemours & Co.          $  1,369,997
     42,789    PPG Industries, Inc.                      2,685,438
                                                      ------------
                                                      $  4,055,435
                                                      ------------
               Diversified Metals & Mining - 0.3%
     39,319    Compass Minerals International, Inc.   $    920,065
                                                      ------------
               Industrial Gases - 1.2%
     64,826    Air Products & Chemicals, Inc.         $  3,909,008
                                                      ------------
               Paper Products - 0.6%
     72,699    Meadwestvaco Corp.                     $  2,038,480
                                                      ------------
               Specialty Chemicals - 0.7%
     48,271    Valspar Corp.                          $  2,331,007
                                                      ------------
               Steel - 0.9%
     57,554    Nucor Corp.                            $  2,625,613
     22,668    Roanoke Electric Steel Corp.                374,475
                                                      ------------
                                                      $  3,000,088
                                                      ------------
               Total Materials                        $ 18,660,273
                                                      ------------
               Capital Goods - 8.2%
               Aerospace & Defense - 1.5%
     94,712    United Technologies Corp.              $  4,863,461
                                                      ------------

     Shares                                                  Value
               Construction, Farm Machinery &
               Heavy Trucks - 4.2%
     35,067    Deere & Co.                            $  2,296,538
    169,137    PACCAR, Inc.                             11,501,316
                                                      ------------
                                                      $ 13,797,854
                                                      ------------
               Electrical Component & Equipment - 1.6%
     83,366    Emerson Electric Co.                   $  5,221,213
                                                      ------------
               Industrial Machinery - 0.9%
     30,350    Gorman-Rupp Co.                        $    649,793
    107,418    The Timken Co.                            2,481,356
                                                      ------------
                                                      $  3,131,149
                                                      ------------
               Total Capital Goods                    $ 27,013,677
                                                      ------------
               Transportation - 0.9%
               Railroads - 0.9%
     66,411    Burlington Northern, Inc.              $  3,126,630
                                                      ------------
               Total Transportation                   $  3,126,630
                                                      ------------
               Automobiles & Components - 2.2%
               Auto Parts & Equipment - 1.4%
     85,242    Johnson Controls, Inc.                 $  4,801,682
                                                      ------------
               Automobile Manufacturers - 0.8%
    249,843    Ford Motor Corp.                       $  2,558,392
                                                      ------------
               Total Automobiles & Components         $  7,360,074
                                                      ------------
               Consumer Durables & Apparel - 0.8%
               Housewares & Specialties - 0.8%
    112,409    Tupperware Corp.                       $  2,626,998
                                                      ------------
               Total Consumer Durables &
               Apparel                                $  2,626,998
                                                      ------------
               Consumer Services - 2.2%
               Leisure Facilities - 1.7%
    168,393    Cedar Fair, L.P.                       $  5,420,571
                                                      ------------
               Specialized Consumer Services - 0.5%
    131,488    Servicemaster Co.                      $  1,761,939
                                                      ------------
               Total Consumer Services                $  7,182,510
                                                      ------------
               Media - 1.4%
               Publishing - 1.4%
    103,523    McGraw-Hill Co., Inc.                  $  4,580,892
                                                      ------------
               Total Media                            $  4,580,892
                                                      ------------
               Retailing - 2.5%
               Department Stores - 2.1%
    173,212    May Department Stores Co.              $  6,956,194
                                                      ------------
               Distributors - 0.4%
     32,918    Genuine Parts Co.                      $  1,352,601
                                                      ------------
               Total Retailing                        $  8,308,795
                                                      ------------

  The accompanying notes are an integral part of these financial statements.   5

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------


     Shares                                                  Value
               Food, Beverage & Tobacco - 5.5%
               Packaged Foods & Meats - 3.9%
    171,844    Campbell Soup Co.                      $  5,287,640
     70,338    General Mills, Inc.                       3,291,115
     85,864    H.J. Heinz Co., Inc.                      3,041,303
     54,641    Sara Lee Corp.                            1,082,438
                                                      ------------
                                                      $ 12,702,496
                                                      ------------
               Soft Drinks - 1.6%
     84,326    The Coca-Cola Co.                      $  3,520,611
     33,321    PepsiCo, Inc.                             1,797,002
                                                      ------------
                                                      $  5,317,613
                                                      ------------
               Total Food, Beverage & Tobacco         $ 18,020,109
                                                      ------------
               Household & Personal Products - 1.2%
               Household Products - 1.2%
     34,245    Clorox Co.                             $  1,908,131
     41,467    Colgate-Palmolive Co.                     2,069,618
                                                      ------------
                                                      $  3,977,749
                                                      ------------
               Total Household & Personal
               Products                               $  3,977,749
                                                      ------------
               Health Care Equipment & Services - 0.7%
               Health Care Equipment - 0.7%
     40,409    Becton, Dickinson & Co.                $  2,120,260
                                                      ------------
               Total Health Care Equipment &
               Services                               $  2,120,260
                                                      ------------
               Pharmaceuticals & Biotechnology - 8.0%
               Pharmaceuticals - 8.0%
    112,580    Abbott Laboratories                    $  5,517,546
    207,279    Bristol-Myers Squibb Co.                  5,177,828
     67,456    Eli Lilly & Co.                           3,757,974
     66,750    Johnson & Johnson                         4,338,750
    237,732    Merck & Co., Inc.                         7,322,146
                                                      ------------
                                                      $ 26,114,244
                                                      ------------
               Total Pharmaceuticals &
               Biotechnology                          $ 26,114,244
                                                      ------------
               Banks - 11.3%
               Diversified Banks - 4.4%
     16,994    Bank of America Corp.                  $    775,096
     28,656    Comerica, Inc.                            1,656,317
    100,311    U.S. Bancorp                              2,929,081
     93,864    Wachovia Corp.                            4,655,654
     68,274    Wells Fargo & Co.                         4,204,313
                                                      ------------
                                                      $ 14,220,461
                                                      ------------
               Regional Banks - 4.1%
     80,601    First Horizon National Corp.           $  3,401,362
    112,894    National City Corp.                       3,851,943
     86,260    SunTrust Banks, Inc.                      6,231,422
                                                      ------------
                                                      $ 13,484,727
                                                      ------------

     Shares                                                  Value
               Thrifts & Mortgage Finance - 2.8%
    228,189    Washington Mutual, Inc.                $  9,285,010
                                                      ------------
               Total Banks                            $ 36,990,198
                                                      ------------
               Diversified Financials - 5.1%
               Asset Management & Custody Banks - 3.9%
    139,304    Eaton Vance Corp.                      $  3,330,759
     31,364    State Street Corp.                        1,513,313
    127,500    T. Rowe Price Associates, Inc.            7,981,500
                                                      ------------
                                                      $ 12,825,572
                                                      ------------
               Investment Banking & Brokerage - 0.7%
     50,213    A.G. Edwards, Inc.                     $  2,267,117
                                                      ------------
               Diversified Financial Services - 0.5%
     34,521    Citigroup, Inc.                        $  1,595,906
                                                      ------------
               Total Diversified Financials           $ 16,688,595
                                                      ------------
               Insurance - 3.4%
               Property & Casualty Insurance - 3.4%
     64,911    Chubb Corp.                            $  5,557,030
    101,125    Safeco Corp.                              5,495,133
                                                      ------------
                                                      $ 11,052,163
                                                      ------------
               Total Insurance                        $ 11,052,163
                                                      ------------
               Software & Services - 0.6%
               Data Processing & Outsourced Services - 0.6%
     45,824    Automatic Data Processing, Inc.        $  1,923,233
                                                      ------------
               Total Software & Services              $  1,923,233
                                                      ------------
               Technology Hardware & Equipment - 1.4%
               Communications Equipment - 0.6%
    103,347    Motorola, Inc.                         $  1,887,116
                                                      ------------
               Computer Hardware - 0.8%
     58,880    Diebold, Inc.                          $  2,656,077
                                                      ------------
               Total Technology Hardware &
               Equipment                              $  4,543,193
                                                      ------------
               Telecommunication Services - 8.7%
               Integrated Telecommunication Services - 8.7%
     60,408    Alltel Corp.                           $  3,762,210
    102,825    AT&T Corp.                                1,957,788
    229,318    BellSouth Corp.                           6,092,979
    282,236    Citizens Utilities Co. (Class B) (a)      3,793,252
    197,826    SBC Communications, Inc.                  4,698,368
    232,145    Verizon Communications, Inc.              8,020,610
                                                      ------------
                                                      $ 28,325,207
                                                      ------------
               Total Telecommunication
               Services                               $ 28,325,207
                                                      ------------

6   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                   Value
               Utilities - 17.7%
               Electric Utilities - 8.6%
    89,534     Ameren Corp.                           $  4,951,230
    75,249     American Electric Power Co., Inc.         2,774,431
    86,352     Consolidated Edison, Inc.                 4,044,728
    76,895     FPL Group, Inc.                           3,234,204
   122,368     Great Plains Energy, Inc. (a)             3,902,316
   135,402     NSTAR                                     4,174,444
   143,822     Southern Co.                              4,986,309
                                                      ------------
                                                      $ 28,067,662
                                                      ------------
               Gas Utilities - 6.0%
    17,375     Atmos Energy Corp.                     $    500,400
    56,505     Equitable Resources, Inc.                 3,842,340
   144,595     KeySpan Energy Corp.                      5,885,017
   141,019     Questar Corp.                             9,293,152
                                                      ------------
                                                      $ 19,520,909
                                                      ------------
               Independent Power Producer & Energy
               Traders - 2.4%
   137,203     Constellation Energy Group             $  7,915,241
                                                      ------------
               Water Utilities - 0.7%
    82,718     Aqua America, Inc.                     $  2,460,033
                                                      ------------
               Total Utilities                        $ 57,963,845
                                                      ------------
               TOTAL COMMON STOCKS
               (Cost $251,069,104)                    $313,459,735
                                                      ------------

Principal
Amount
               TEMPORARY CASH INVESTMENTS - 5.2%
               Repurchase Agreement - 3.0%
$9,800,000     UBS Warburg, Inc., 2.75%, dated
               6/30/05, repurchase price of
               $9,800,000 plus accrued interest on
               7/1/05 collateralized by $9,959,000
               U.S. Treasury Note, 2.0%, 8/31/05      $  9,800,000
                                                      ------------

    Shares                                                   Value
               Security Lending Collateral - 2.2%
 7,334,929     Securities Lending
               Investment Fund, 3.29%                 $  7,334,929
                                                      ------------
               TOTAL TEMPORARY CASH
               INVESTMENTS
               (Cost $17,134,929)                     $ 17,134,929
                                                      ------------
               TOTAL INVESTMENT
               IN SECURITIES - 101.7%
               (Cost $271,200,539)                    $333,180,850
                                                      ------------
               OTHER ASSETS
               AND LIABILITIES - (1.7)%               $ (5,628,884)
                                                      ------------
               TOTAL NET ASSETS - 100.0%              $327,551,966
                                                      ============

(a)    At June 30, 2005, the following securities were out on loan:


    Shares   Security                            Market Value
   255,378   Citizens Utilities Co. (Class B)    $3,432,280
   116,250   Great Plains Energy, Inc.            3,707,213
                                                 ----------
             Total                               $7,139,493
                                                 ==========

   The accompanying notes are an integral part of these financial statements.  7

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                  Ended          Year
                                                                 6/30/05        Ended
Class II                                                       (unaudited)     12/31/04
Net asset value, beginning of period                            $ 20.68        $ 18.19
                                                                -------        -------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.19        $  0.36
 Net realized and unrealized gain (loss) on investments            0.20           2.53
                                                                -------        -------
  Net increase (decrease) from investment operations            $  0.39        $  2.89
Distributions to shareowners:
 Net investment income                                            (0.20)         (0.40)
 Net realized gain                                                   --             --
                                                                --------       -------
  Net increase (decrease) in net asset value                    $  0.19        $  2.49
                                                                --------       -------
Net asset value, end of period                                  $ 20.87        $ 20.68
                                                                =======        =======
Total return*                                                      1.90%         16.04%
Ratio of net expenses to average net assets+                       0.98%**        0.98%
Ratio of net investment income to average net assets+              2.10%**        2.16%
Portfolio turnover rate                                              17%**          19%
Net assets, end of period (in thousands)                        $114,814        $93,691
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                     0.98%**        0.98%
  Net investment income                                            2.10%**        2.16%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                     0.98%**        0.98%
  Net investment income                                            2.10%**        2.16%


                                                                 Year         Year         Year         Year
                                                                Ended        Ended         Ended       Ended
Class II                                                       12/31/03     12/31/02     12/31/01     12/31/00
Net asset value, beginning of period                           $ 15.18     $   18.49     $ 21.37     $ 20.82
                                                               -------     ---------     -------     -------
Increase (decrease) from investment operations:
 Net investment income                                         $  0.32     $    0.31     $  0.34     $  0.29
 Net realized and unrealized gain (loss) on investments           3.02         (3.25)      (1.84)       2.45
                                                               -------     ---------     -------     -------
  Net increase (decrease) from investment operations           $  3.34     $   (2.94)    $ (1.50)    $  2.74
Distributions to shareowners:
 Net investment income                                           (0.33)        (0.37)      (0.32)      (0.45)
 Net realized gain                                                  --            --       (1.06)      (1.74)
                                                               -------     ---------     -------     --------
  Net increase (decrease) in net asset value                   $  3.01     $   (3.31)    $ (2.88)    $  0.55
                                                               -------     ---------     -------     --------
Net asset value, end of period                                 $ 18.19     $   15.18     $ 18.49     $ 21.37
                                                               =======     =========     =======     =======
Total return*                                                    22.27%       (16.05)%     (7.15)%     14.49%
Ratio of net expenses to average net assets+                      1.02%         1.07%       1.02%       0.96%
Ratio of net investment income to average net assets+             2.29%         2.25%       1.77%       1.99%
Portfolio turnover rate                                             12%           12%         13%         13%
Net assets, end of period (in thousands)                       $60,355     $  27,084     $17,948     $ 8,456
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                    1.02%         1.07%       1.02%       0.96%
  Net investment income                                           2.29%         2.25%       1.77%       1.99%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                    1.02%         1.07%       1.02%       0.96%
  Net investment income                                           2.29%         2.25%       1.77%       1.99%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.
 +   Ratios with no reduction for fees paid indirectly.

8   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $7,139,493)
 (Cost $271,200,539)                                                                $333,180,850
 Receivables --
   Fund shares sold                                                                    1,644,772
   Dividends, interest and foreign taxes withheld                                        594,447
 Other                                                                                       848
                                                                                    ------------
   Total assets                                                                     $335,420,917
                                                                                    ------------
LIABILITIES:
 Payables --
   Fund shares repurchased                                                          $    201,742
   Upon return for securities loaned                                                   7,334,929
 Due to bank                                                                             217,611
 Due to affiliates                                                                         7,526
 Accrued expenses                                                                        107,143
                                                                                    ------------
   Total liabilities                                                                $  7,868,951
                                                                                    ------------
NET ASSETS:
 Paid-in capital                                                                    $271,604,704
 Undistributed net investment income (loss)                                            1,399,456
 Accumulated net realized gain (loss)                                                 (7,432,505)
 Net unrealized gain (loss) on:
   Investments                                                                        61,980,311
                                                                                    ------------
   Total net assets                                                                 $327,551,966
                                                                                    ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                       $212,737,473
 Shares outstanding                                                                   10,248,184
                                                                                    ------------
  Net asset value per share                                                         $      20.76
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                       $114,814,493
 Shares outstanding                                                                    5,502,731
                                                                                    ------------
   Net asset value per share                                                        $      20.87


  The accompanying notes are an integral part of these financial statements.   9

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------


                                                          Six Months
                                                             Ended
                                                            6/30/05
INVESTMENT INCOME:
 Dividends                                               $  4,400,669
 Interest                                                     161,165
 Income on securities loaned, net                                 386
                                                         ------------
  Total investment income                                $  4,562,220
                                                         ------------
EXPENSES:
 Management fees                                         $    964,185
 Transfer agent fees and expenses                               1,488
 Distribution fees (Class II)                                 128,140
 Administrative reimbursements                                 28,591
 Custodian fees                                                20,598
 Professional fees                                             20,550
 Printing expense                                              40,238
 Fees and expenses of nonaffiliated trustees                      115
 Miscellaneous                                                  8,196
                                                         ------------
  Total expenses                                         $  1,212,101
                                                         ------------
  Net expenses                                           $  1,212,101
                                                         ------------
    Net investment income (loss)                         $  3,350,119
                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) from:
   Investments                                           $  5,965,404
                                                         ------------
 Change in net unrealized gain or loss from:
   Investments                                           $ (3,267,633)
                                                         ------------
 Net gain (loss) on investments                          $  2,697,771
                                                         ============
 Net increase (decrease) in net assets resulting
   from operations                                       $  6,047,890
                                                         ============


10  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended              Year
                                                             6/30/05             Ended
                                                           (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income (loss)                              $   3,350,119     $   5,474,342
Net realized gain (loss) on investments                       5,965,404         2,001,864
Change in net unrealized gain or loss on investments         (3,267,633)       29,937,321
                                                          -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations                             $   6,047,890     $  37,413,527
                                                          -------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                  $  (2,137,713)    $  (3,809,792)
 Class II                                                    (1,040,999)       (1,595,526)
                                                          -------------     -------------
  Total distributions to shareowners                      $  (3,178,712)    $  (5,405,318)
                                                          -------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  55,925,809     $  63,295,941
Reinvestment of distributions                                 3,178,712         5,405,317
Cost of shares repurchased                                  (16,347,511)      (34,772,572)
                                                          -------------     -------------
 Net increase (decrease) in net assets resulting
  from Fund share transactions                            $  42,757,010     $  33,928,686
                                                          -------------     -------------
 Net increase (decrease) in net assets                    $  45,626,188     $  65,936,895
                                                          -------------     -------------
NET ASSETS:
Beginning of period                                       $ 281,925,778     $ 215,988,883
                                                          -------------     -------------
End of period                                             $ 327,551,966     $ 281,925,778
                                                          =============     =============
Undistributed net investment income (loss),
 end of period                                            $   1,399,456     $   1,228,049
                                                          =============     =============


  The accompanying notes are an integral part of these financial statements.  11

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Equity Income VCT Portfolio is a portfolio of the Pioneer Variable Contracts Trust (the Trust), a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty eight separate portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:


Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Conservative Allocation VCT Portfolio (Ibbotson
       Conservative Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The investment objective of Equity Income Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Portfolio's shares is based on the last sale price on the principal exchange where they traded. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/ amortized for financial reporting purposes.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Futures Contracts

   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2005, the portfolio had no open futures contracts.

C. Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The Portfolio elected to defer $229,369 in capital losses recognized between November 1, 2004 and December 31, 2004, to its fiscal year ending December 31, 2005.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2004, Equity Income VCT Portfolio had a net capital loss carryforward of $13,046,273, of which the following amounts will expire between 2009 and 2011 if not utilized: $3,961,413 in 2009, $6,407,206 in 2010 and $2,677,654 in 2011.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004 and the distributions paid during the year ended December 31, 2004 on a tax basis. The tax character of current year distributions will be determined at the end of the current fiscal year.

---------------------------------------------------
                                           2004
---------------------------------------------------
    Distributions paid from:
    Ordinary Income                   $   5,405,318
    Long-Term capital gain                       --
                                      -------------
                                      $   5,405,318
                                      -------------
    Return of Capital                            --
                                      -------------
       Total distributions            $   5,405,318
                                      =============
    Distributable Earnings
      (Accumulated Losses):
    Undistributed ordinary income     $          --
    Undistributed long-term gain/
       (capital loss carryforward)      (13,046,273)
    Post-October loss deferred             (229,369)
    Unrealized appreciation
       (depreciation)                    66,353,726
                                      -------------
       Total                          $  53,078,084
                                      =============
---------------------------------------------------

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.


D. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted-net assets at the beginning of the day. Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.


E. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolios. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $6,229 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $509 in transfer agent fees payable to PIMSS at June 30, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $788 payable to PFD at June 30, 2005.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

---------------------------------------------------------------------------------------------------
                                                                                         Net
                                                    Gross             Gross         Appreciation/
Portfolio                        Tax Cost       Appreciation      Depreciation      (Depreciation)
---------------------------------------------------------------------------------------------------
 Equity Income Portfolio      $270,094,757      $68,821,554       $ (5,735,461)      $63,086,093
                              ============      ===========       ============       ===========
---------------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $68,917,854 and $24,677,663, respectively.

7. Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

-------------------------------------------------------------------------------------------------
                                   '05 Shares     '05 Amount
Equity Income Portfolio           (unaudited)     (unaudited)      '04 Shares       '04 Amount
-------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                       1,632,023    $  33,558,634       1,757,096     $  33,474,454
 Reinvestment of distributions       103,814        2,137,713         198,654         3,809,791
 Shares repurchased                 (635,606)     (13,043,210)     (1,411,407)      (26,451,072)
                                   --------------------------------------------------------------
  Net increase (decrease)          1,100,231    $  22,653,137         544,343     $  10,833,173
                                   ==============================================================
 CLASS II:
 Shares sold                       1,081,873    $  22,367,175       1,571,139     $  29,821,487
 Reinvestment of distributions        50,295        1,040,999          82,473         1,595,526
 Shares repurchased                 (158,972)      (3,304,301)       (442,520)       (8,231,500)
                                   --------------------------------------------------------------
  Net increase                       973,196    $  20,103,873       1,211,092     $  23,095,513
                                   ==============================================================
-------------------------------------------------------------------------------------------------

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2004, the second quintile of the peer group for the three years ended June 30, 2004, and was in the second quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered that the yield to Fund Class I shareholders exceeded the yield of the Standard & Poor's 500 Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of most of the comparable.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels,

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                  (continued)
--------------------------------------------------------------------------------


     break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17875-00-0805

                                                           [LOGO] PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST

                     Pioneer Equity Opportunity VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Table of Contents
--------------------------------------------------------------------------------


Pioneer Equity Opportunity VCT Portfolio

  Portfolio and Performance Update                      2

  Comparing Ongoing Portfolio Expenses                  3

  Portfolio Management Discussion                       4

  Schedule of Investments                               6

  Financial Statements                                  8

  Notes to Financial Statements                        12

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

[The following data was represented as pie charts in the printed material]

Portfolio Diversification                         Sector Distribution
(As a percentage of total investment portfolio)   (As a percentage of equity holdings)
U.S. Common Stocks           89.2%                Materials                    25.1%
Temporary Cash Investments   10.8%                Financials                   23.7%
                                                  Health Care                  19.0%
                                                  Utilities                    14.4%
                                                  Industrials                  10.0%
                                                  Consumer Staples              2.9%
                                                  Energy                        2.5%
                                                  Consumer Discretionary        2.4%

 Five Largest Holdings
 (As a percentage of equity holdings)
 1. Equity Office Properties Trust  4.96%
 2. Atmos Energy Corp.              4.39
 3. The Scotts Miracle-Gro Co.      4.19
 4. Hartford Financial Services
      Group, Inc.                   4.02
 5. National Fuel Gas Co.           3.69


The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                                6/30/05       3/18/05
Net Asset Value per Share     $ 10.23       $ 10.00


Distributions per Share                  Short-Term        Long-Term
(3/18/05 - 6/30/05)        Dividends     Capital Gains     Capital Gains
                           $  -          $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Equity Opportunity VCT Portfolio at net asset value, compared to that of the Russell 2500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[The following data was represented as a line chart in the printed material]

          Pioneer Equity
            Opportunity      Russell
           VCT Portfolio    2500 Index
3/05         $10,000         $10,000
6/05         $10,396         $10,452

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Cumulative Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------

Life-of-Class       2.30%
(3/18/05)

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity VCT
Portfolio

Based on actual returns from March 18, 2005 through June 30, 2005.

Share Class                                        II
----------------------------------------------------------
Beginning Account Value on 3/18/05             $ 1,000.00
Ending Account Value on 6/30/05                $ 1,023.00
Expenses Paid During Period*                   $     3.64

* Expenses are equal to the Portfolio's annualized expense ratio of 1.25% for Class II shares multiplied by the average account value over the period, multiplied by 105/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity VCT
Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from March 18, 2005 through June 30, 2005.

Share Class                                        II
----------------------------------------------------------
Beginning Account Value on 3/18/05             $ 1,000.00
Ending Account Value on 6/30/05                $ 1,010.79
Expenses Paid During Period*                   $     3.62

* Expenses are equal to the Portfolio's annualized expense ratio of 1.25% for Class II shares multiplied by the average account value over the period, multiplied by 105/365 (to reflect the one-half year period).

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Markets were volatile over the first six months of the year as investors came to grips with rising energy costs and higher short-term interest rates. In the following discussion, portfolio manager Margie Patel explains the thinking behind her investment choices and gives her assessment of the period ahead.

For the abbreviated period from the Portfolio's inception on March 18, 2005 through June 30, 2005, Class II shares of the Portfolio returned 2.30% at net asset value. In comparison, the Portfolio's benchmark, the Russell 2500 Index, returned 4.52% for the three months ended June 30, 2005.

The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Please describe the investment background and how you built the initial portfolio.

A. Stocks declined in January when the year-end rally sputtered, then moved higher in March. Following another slump in April, a brisk rebound was underway as the period ended. Behind the volatility was investor anxiety over rising energy costs and hikes in short-term interest rates. With all this as background, we maintained our focus on identifying industries that we think can participate fully in the continued economic expansion that we believe is in place. As a result of that process, the Portfolio's largest sector allocations at the end of the period were in basic materials, financial services, health care and utilities. Stock selections in each sector reflect our analysis of which companies we believe are most attractively valued relative to their growth potential. We think there is currently a good balance between supply and demand in the basic materials industry. Also, years of under-investment have meant that little new capacity has come on-line, so many companies should be positioned to enjoy better operating results and have some ability to raise prices. In chemicals, Olin Corporation, which manufactures caustic soda and chlorine, is experiencing solid demand as business improves for its metals-producing customers. Some specialty chemical companies also appear well situated:
     Scott's Miracle-Gro holds a unique position in lawn and garden care products. Scott's, which is also restructuring to improve cash flow, is a conservatively run company with well-known brands, but we think it is still small enough to grow.

     Financial services holdings are chiefly in real estate. We believe well-diversified companies like Equity Office Properties and General Growth Properties will use the current expansion to work down vacancy rates, thus increasing income, while enhancing property values. Attractive long-term interest rates could also provide a boost, although there is some uncertainty as leases come up for renewal while vacancies persist.

     About half of our health-care holdings are companies that make equipment and supplies, with the balance in the biotech and pharmaceutical sectors. We think supply companies, especially those with good client relationships and unique products, stand to outpace the economy, thanks to favorable demographic trends. Demand for health care is also less economically sensitive than that for many other types of goods and services.

     We are avoiding industrial areas that are globally hyper-competitive and instead emphasizing companies with established and relatively secure niches. We also favor businesses that can benefit from the pick-up in capital spending that has accompanied economic growth.

Q.   Which areas had the most favorable impact on Portfolio results?

A. The Portfolio benefited from holdings in a variety of sectors. Results got a boost from the Portfolio's position in General Growth Properties (GGP), a real estate investment trust (REIT). GGP continued to perform well due to strong retail sales and the operating results of its mall properties. Two health-care equipment and services holdings also helped. Mentor's products are used in a range of medical and surgical specialties, as well as in consumer health-care applications. Bio-Rad Laboratories is a multinational manufacturer and distributor of life-science research products, clinical diagnostics, and analytical instrumentation. We think Bio-Rad's sales should continue to benefit with increased spending from health-research institutions. In energy, Kinder Morgan, one of America's largest energy transportation and storage companies contributed to the Portfolio's performance due to continued and historically strong operating results.

A Word About Risk:

At times, the Portfolio may focus its investments in one industry or on a group of related industries. To the extent the Portfolio emphasizes investments in a market segment, the Portfolio will be more susceptible to adverse economic, political or regulatory developments affecting those industries than a portfolio that invests more broadly and as a result may experience greater market fluctuation than a portfolio without the same focus. Investments in high yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Portfolio will generally rise. Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q.   What were some of the period's disappointments?

A. Valeant Pharmaceuticals, a specialty pharmaceutical company, declined due to competitive concerns over the timing of new product launches. Other holdings that detracted from performance were Donaldson and Kaydon. Donaldson, a manufacturer of filtration systems, declined due to short-term concerns over decreased demand in some of their end markets (e.g., automotive sector). Kaydon, a manufacturer of custom-engineered products, also detracted from performance over concerns about slower end markets.

Q. What is your outlook for the economy and how does the portfolio reflect that outlook?

A. We believe the U.S. economy will continue to expand in line with its long-term growth rate of three to three-and-a-half percent. Supporting that thesis are factors such as the nation's continuing population growth and the dynamic nature of our economy. A Federal Reserve Board policy that favors gradual and incremental changes in short-term rates also provides what we think is a fairly stable environment for business planning. We are comfortable with the current positioning of the portfolio against that backdrop. Our focus remains on industries with prospects to grow faster than the economy, while we are avoiding sectors that are unlikely to participate in the expansion or those that are burdened by excessive competition. Equity holdings are a mix of value and growth companies, with an average market capitalization between the small- and mid-cap ranges. We think that our companies are large enough to have defensible business positions and small enough to grow within their competitive universes. Some may also expand through acquisition or be potential targets of acquirers. In selecting stocks, we emphasize industry positions and the potential value of business franchises, not short-term earnings trends.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                                                             Value
                 COMMON STOCKS - 98.5%
                 Energy - 2.5%
                 Oil & Gas Storage & Transportation - 2.5%
       65        Kinder Morgan, Inc.                               $  5,409
                                                                   --------
                 Total Energy                                      $  5,409
                                                                   --------
                 Materials - 24.7%
                 Aluminum - 2.1%
      182        Novelis, Inc.                                     $  4,674
                                                                   --------
                 Commodity Chemicals - 3.7%
      201        Lyondell Petrochemicals Co.                       $  5,310
       91        NOVA Chemicals Corp.                                 2,781
                                                                   --------
                                                                   $  8,091
                                                                   --------
                 Diversified Chemical - 2.2%
      259        Olin Corp.                                        $  4,724
                                                                   --------
                 Fertilizers & Agricultural Chemicals - 4.1%
      127        The Scotts Miracle-Gro Co.*                       $  9,044
                                                                   --------
                 Metal & Glass Containers - 4.3%
      239        Crown Cork & Seal Co., Inc.*                      $  3,401
      244        Owens-Illinois, Inc.*                                6,112
                                                                   --------
                                                                   $  9,513
                                                                   --------
                 Paper Products - 2.4%
    1,181        Abitibi-Consolidated, Inc.                        $  5,291
                                                                   --------
                 Specialty Chemicals - 5.9%
       39        Cytec Industries, Inc.                            $  1,552
      322        RPM, Inc.                                            5,880
       96        Sigma-Aldrich Corp.                                  5,380
                                                                   --------
                                                                   $ 12,812
                                                                   --------
                 Total Materials                                   $ 54,149
                                                                   --------
                 Capital Goods - 9.8%
                 Building Products - 2.6%
      267        Lennox International, Inc.                        $  5,652
                                                                   --------
                 Electrical Component & Equipment - 2.9%
       89        Roper Industries, Inc.                            $  6,352
                                                                   --------
                 Industrial Machinery - 3.3%
      187        Donaldson Co., Inc.                               $  5,672
       62        Kaydon Corp.                                         1,727
                                                                   --------
                                                                   $  7,399
                                                                   --------
                 Trading Companies & Distributors - 1.0%
       69        Wesco International, Inc.*                        $  2,165
                                                                   --------
                 Total Capital Goods                               $ 21,568
                                                                   --------

   Shares                                                             Value
                 Media - 2.4%
                 Advertising - 2.4%
      426        The Interpublic Group of Companies, Inc.*         $  5,189
                                                                   --------
                 Total Media                                       $  5,189
                                                                   --------
                 Household & Personal Products - 2.8%
                 Personal Products - 2.8%
      140        Alberto-Culver Co. (Class B)                      $  6,066
                                                                   --------
                 Total Household & Personal
                 Products                                          $  6,066
                                                                   --------
                 Health Care Equipment & Services - 13.2%
                 Health Care Equipment - 13.2%
      125        Bio-Rad Laboratories, Inc.*                       $  7,401
      101        Fisher Scientific International, Inc.*               6,556
       62        Mentor Corp.                                         2,572
      242        Steris Corp.                                         6,236
      231        Thermo Electron Corp.*                               6,207
                                                                   --------
                                                                   $ 28,972
                                                                   --------
                 Total Health Care Equipment &
                 Services                                          $ 28,972
                                                                   --------
                 Pharmaceuticals & Biotechnology - 5.5%
                 Biotechnology - 3.4%
      364        Protein Design Labs, Inc.*                        $  7,356
                                                                   --------
                 Pharmaceuticals - 2.1%
      262        Valeant Pharmaceuticals International             $  4,619
                                                                   --------
                 Total Pharmaceuticals &
                 Biotechnology                                     $ 11,975
                                                                   --------
                 Banks - 2.7%
                 Thrifts & Mortgage Finance - 2.7%
      267        Sovereign Bancorp, Inc.                           $  5,965
                                                                   --------
                 Total Banks                                       $  5,965
                                                                   --------
                 Insurance - 4.0%
                 Multi-Line Insurance - 4.0%
      116        Hartford Financial Services Group, Inc. (a)       $  8,674
                                                                   --------
                 Total Insurance                                   $  8,674
                                                                   --------
                 Real Estate - 16.7%
                 Real Estate Management & Development - 1.5%
       46        Forest City Enterprises, Inc.                     $  3,266
                                                                   --------
                 Real Estate Investment Trusts - 15.2%
      323        Equity Office Properties Trust (a)                $ 10,691
      177        General Growth Properties, Inc. (a)                  7,273
      137        Mack-Cali Realty Corp.                               6,206
      271        MeriStar Hospitality Corp.*                          2,331
      187        Saul Centers, Inc.                                   6,797
                                                                   --------
                                                                   $ 33,298
                                                                   --------
                 Total Real Estate                                 $ 36,564
                                                                   --------

6     The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                             Value
                 Utilities - 14.2%
                 Gas Utilities - 11.1%
      329        Atmos Energy Corp.                                $  9,475
      275        National Fuel Gas Co.                                7,950
    1,167        SEMCO Energy, Inc.*                                  6,990
                                                                   --------
                                                                   $ 24,415
                                                                   --------
                 Independent Power Producer & Energy
                 Traders - 3.1%
      178        NRG Energy, Inc.*                                 $  6,693
                                                                   --------
                 Total Utilities                                   $ 31,108
                                                                   --------
                 TOTAL COMMON STOCKS
                 (Cost $211,563)                                   $215,639
                                                                   --------
                 TEMPORARY CASH INVESTMENTS - 11.9%
                 Security Lending Collateral - 11.9%
   26,074        Securities Lending Investment
                 Fund, 3.29%                                       $ 26,074
                                                                   --------
                 TOTAL TEMPORARY CASH
                 INVESTMENTS
                 (Cost $26,074)                                    $ 26,074
                                                                   --------
                 TOTAL INVESTMENT
                 IN SECURITIES - 110.4%
                 (Cost $237,637)                                   $241,713
                                                                   --------
                 OTHER ASSETS
                 AND LIABILITIES - (10.4)%                         $(22,831)
                                                                   --------
                 TOTAL NET ASSETS - 100.0%                         $218,882
                                                                   ========

*    Non-income producing security
(a)  At June 30, 2005, the following securities were out on loan:


  Shares   Security                               Market Value
  307      Equity Office Properties Trust        $10,162
  168      General Growth Properties, Inc.         6,903
  110      Hartford Financial Services Group,
           Inc.                                    8,226
                                                 -------
           Total                                 $25,291
                                                 =======

The accompanying notes are an integral part of these financial statements.     7

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                3/18/05 (a)
                                                                                                     to
                                                                                                  6/30/05
Class II                                                                                        (unaudited)
Net asset value, beginning of period                                                            $ 10.00
                                                                                                -------
Increase from investment operations:
 Net investment income                                                                          $  0.03
 Net realized and unrealized gain on investments                                                  0.20
                                                                                                -------
  Net increase from investment operations                                                       $  0.23
                                                                                                -------
Net increase in net asset value                                                                 $  0.23
                                                                                                -------
Net asset value, end of period                                                                  $ 10.23
                                                                                                =======
Total return*                                                                                      2.30%
Ratio of net expenses to average net assets+                                                       1.25%**
Ratio of net investment income to average net assets+                                              1.13%**
Portfolio turnover rate                                                                               0%**
Net assets, end of period (in thousands)                                                        $   219
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                     46.54%**
 Net investment loss                                                                             (44.16)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                      1.25%**
 Net investment income                                                                             1.13%**

(a)  Class II shares were first publicly offered on March 18, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.

8     The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $25,291)
   (cost $237,637)                                                                      $ 241,713
 Cash                                                                                         419
 Receivables -
 Fund shares sold                                                                          11,459
 Dividends, interest and foreign taxes withheld                                               293
 Due from Pioneer Investment Management, Inc.                                               8,655
                                                                                        ---------
   Total assets                                                                         $ 262,539
                                                                                        ---------
LIABILITIES:
 Payables -
 Upon return of securities loaned                                                       $  26,074
 Due to affiliates                                                                            337
 Accrued expenses                                                                          17,246
                                                                                        ---------
   Total liabilities                                                                    $  43,657
                                                                                        ---------
NET ASSETS:
 Paid-in capital                                                                        $ 214,157
 Undistributed net investment income                                                          649
 Net unrealized gain on:
 Investments                                                                                4,076
                                                                                        ---------
   Total net assets                                                                     $ 218,882
                                                                                        ---------
NET ASSET VALUE PER SHARE:
Class II:
(No par value, unlimited number of shares authorized)
 Net assets                                                                             $ 218,882
 Shares outstanding                                                                        21,404
                                                                                        ---------
 Net asset value per share                                                              $   10.23

The accompanying notes are an integral part of these financial statements.     9

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               3/18/05
                                                                                            (Commencement
                                                                                            of Operations)
                                                                                              to 6/30/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $6)                                              $   1,213
 Interest                                                                                           148
                                                                                              ---------
  Total investment income                                                                     $   1,361
                                                                                              ---------
EXPENSES:
 Management fees                                                                              $     417
 Transfer agent fees and expenses                                                                   451
 Distribution fees                                                                                  113
 Administrative reimbursements                                                                    4,761
 Custodian fees                                                                                   4,541
 Professional fees                                                                               11,374
 Printing expense                                                                                 4,718
 Fees and expenses of nonaffiliated trustees                                                        101
 Miscellaneous                                                                                      125
                                                                                              ---------
  Total expenses                                                                              $  26,601
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.       (25,889)
                                                                                              ---------
  Net expenses                                                                                $     712
                                                                                              ---------
    Net investment income                                                                     $     649
                                                                                              ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) from:
   Investments                                                                                $       -
                                                                                              ---------
 Change in net unrealized gain or loss from:
   Investments                                                                                $   4,076
                                                                                              ---------
 Net gain on investments                                                                      $   4,076
                                                                                              ---------
 Net increase in net assets resulting from operations                                         $   4,725
                                                                                              =========

10    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         3/18/05
                                                                      (Commencement
                                                                      of Operations)
                                                                        to 6/30/05
                                                                       (unaudited)
FROM OPERATIONS:
Net investment income                                                   $    649
Net realized gain (loss) on investments                                        -
Change in net unrealized gain or loss on investments                       4,076
                                                                        --------
  Net increase in net assets resulting from operations                  $  4,725
                                                                        --------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                        $218,837
Reinvestment of distributions                                                  -
Cost of shares repurchased                                                (4,680)
                                                                        --------
 Net increase in net assets resulting from Fund share transactions      $214,157
                                                                        --------
 Net increase in net assets                                             $218,882
                                                                        --------
NET ASSETS:
Beginning of period                                                            -
                                                                        --------
End of period                                                           $218,882
                                                                        ========
Undistributed net investment income, end of period                      $    649
                                                                        ========

The accompanying notes are an integral part of these financial statements.    11

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

The Pioneer Equity Opportunity VCT Portfolio (the Portfolio) is a portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-eight separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

The Equity Opportunity Portfolio commenced operations on March 18, 2005.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of Equity Opportunity Portfolio is to seek long-term capital growth.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B.   Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $525,089 in commissions on the sale of Trust shares for the period ended June 30, 2005. Distribution fees are calculated based on the average daily net asset values attributable to Class I and Class II shares of the Portfolio, respectively.

D.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $136 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

Through May 1, 2006, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.25% of the average daily net assets attributable to class II shares. As of June 30, 2005, there were no Class I shares outstanding.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

Included in due to affiliates is $201 in transfer agent fees payable to PIMSS at June 30, 2005.

4.   Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. There were no fees payable to PFD at June 30, 2005.

5.   Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

------------------------------------------------------------------------------------------------
                                                                                       Net
                                                    Gross            Gross        Appreciation/
                                   Tax Cost     Appreciation     Depreciation     (Depreciation)
------------------------------------------------------------------------------------------------
 Equity Opportunity Portfolio      $237,637        $12,151         $(8,075)           $4,076
                                   ========        =======         =======            ======
------------------------------------------------------------------------------------------------

6.   Portfolio Transactions

The cost of purchases of investments other than U.S. Government obligations and temporary cash investments for the period ended June 30, 2005, was $211,563.

7.   Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the period ended June 30, 2005:

--------------------------------------------------------------------------------
Equity Opportunity Portfolio        '05 Shares     '05 Amount
--------------------------------------------------------------------------------
 CLASS II:
 Shares sold                          21,868        $218,837
 Reinvestment of distributions            --              --
 Shares repurchased                     (464)         (4,680)
                               --------------------------------------
  Net increase                        21,404        $214,157
                               ======================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the Portfolios investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17886-00-0805

                        PIONEER VARIABLE CONTRACTS TRUST


                 Pioneer Europe VCT Portfolio -- Class II Shares










                                                               SEMIANNUAL REPORT
                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


Pioneer Europe VCT Portfolio
  Portfolio and Performance Update                                            2
  Comparing Ongoing Portfolio Expenses                                        3
  Portfolio Management Discussion                                             4
  Schedule of Investments                                                     5
  Financial Statements                                                        8
  Notes to Financial Statements                                              11
  Factors Considered by the Trustees in Approving the
    Management Contract                                                      16




Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Sector Distribution
(As a percentage of total investment portfolio)

(THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED DOCUMENT.)

International Common Stocks         98.5%
International Preferred Stocks       1.5%

Geographical Distribution
(As a percentage of equity holdings)

(THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED DOCUMENT.)

United Kingdom                      25.2%
Austria                              0.8%
Finland                              0.8%
United States                        1.0%
Ireland                              2.0%
Italy                                2.5%
Sweden                               2.5%
Netherlands                          6.0%
Spain                                6.3%
Germany                             13.0%
Switzerland                         14.8%
France                              25.1%

Five Largest Holdings
(As a percentage of equity holdings)

1.    Vodafone Group Plc          4.74%
2.    Total SA                    4.20
3.    Royal Bank of Scotland
        Group Plc                 4.03
4.    BNP Paribas SA              3.80
5.    Societe Generale            3.54

The Portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------
Prices and Distributions

                                6/30/05       12/31/04
Net Asset Value per Share       $10.23        $10.44

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.0511      $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Europe VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

(THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE PRINTED DOCUMENT.)

                Pioneer Europe VCT Portfolio            MSCI Europe Index
10/98           10,000                                  10,000
                10,403                                  10,728
                13,269                                  12,348
6/01             8,852                                   9,663
                 8,017                                   8,918
6/03             7,460                                   8,452
                 9,196                                  10,891
6/05            10,523                                  12,730

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)


--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                              0.84%
(10/30/98)
5 Years                                                                   -4.44
1 Year                                                                    15.00

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to the variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value / $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Europe VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005.

       Share Class                                 II
       --------------------------------------------------
       Beginning Account Value on 1/1/05       $ 1,000.00
       Ending Account Value on 6/30/05         $   984.80
       Expenses Paid During Period*            $     8.61

* Expenses are equal to the Portfolio's annualized expense ratio of 1.75% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Europe VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005.

       Share Class                                 II
       --------------------------------------------------
       Beginning Account Value on 1/1/05        $1,000.00
       Ending Account Value on 6/30/05          $1,016.12
       Expenses Paid During Period*             $    8.75

* Expenses are equal to the Portfolio's annualized expense ratio of 1.75% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

European stocks achieved solid gains early in 2005, but investors' concerns about high oil prices and corporate profitability this spring contributed to mixed performance results for the first half of the Europe VCT Portfolio's fiscal year. In the discussion below, Stan Pearson, who is responsible for the day-to-day management of the Portfolio, highlights these and other factors that influenced performance.

Q.   How did the Portfolio perform?

A. For the six months ended June 30, 2005, Class II shares returned -1.52% at net asset value. In comparison, the Morgan Stanley Capital International
     (MSCI) Europe Index, the Portfolio's benchmark, posted a return of -0.38%.

     Bank holdings, particularly Royal Bank of Scotland, were a major factor in the Portfolio's underperformance relative to its benchmark. Investments in Royal Bank of Scotland underperformed during the first quarter of the year as a result of investor concerns about a potential slowdown in consumer spending and the housing market in the United Kingdom. We continue to hold this stock, because we believe the company still offers strong growth potential, is benefiting from its diversified business and has attractive valuations supported by high dividend yield. Royal Bank of Scotland gained during the second quarter, erasing some of its first quarter losses.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q.   Did currency fluctuations have a material effect on performance?

A. Yes. The euro weakened versus the U.S. dollar over the six-month period. In the first quarter, the stronger dollar was supported by expectations that its decline in recent years would help reduce the U.S. current account deficit. The dollar also gained as investors began to price in a faster-than-expected pace of monetary tightening by the Federal Reserve to ward off inflationary pressures. In the second quarter, the rejection of the proposed European Union constitution by French and Dutch voters sparked uncertainty among market participants about future economic integration in Europe and put downward pressure on the euro versus the dollar.

     For U.S. investors investing in euro-denominated investments, the decline in the euro's value hurt Portfolio performance when returns were translated back into dollar-denominated terms.

Q.   Which stocks positively influenced the Portfolio's performance?

A. An overweight position and effective stock selection in the diversified financials sector proved positive. Deutsche Boerse (Germany) was a positive contributor. During the first quarter of 2005, the stock recovered strongly after withdrawing its bid for the London Stock Exchange. We sold the entire position in the company in March to profit from the price appreciation.

     Successful stock selection in the technology hardware sector also was a positive contributor. We added Ericsson (Sweden) to the Portfolio, which outperformed for the six months, and decided against owning the French stock Alcatel, which was favorable, since the stock lost ground for the six-month period. Ericsson, which is undervalued in our opinion, is the top telecommunications equipment producer for mobile phones and should benefit with the transition from second to third generation mobile telephony in Europe.

     Our positions in pharmaceutical companies Astrazeneca and Sanofi-Aventis outperformed thanks to some positive news on potential earnings growth. The energy sector was supported by high oil prices, which climbed to over $60 per barrel.

Q.   Did you add any new holdings?

A. We found several new investment opportunities. In the automobile sector, we added Continental (Germany) based on its compelling price valuation and our expectation that the company will increase earnings as its new car safety system, the Electronic Stability Program, penetrates the U.S. market. Synthes (Switzerland), which develops and produces medical products for orthopedic surgery, is well positioned to benefit from a growing market. We think Swiss Re (Switzerland), a reinsurance company, offers an attractive growth opportunity. The outlook for the stock is supported by our view that the reinsurance cycle appears relatively stable at this time. We also added Telekom Austria, as the company is creating attractive growth opportunities in Eastern Europe.

     Among the Portfolio's holdings sold were Allied Irish Banks and Depfa Bank (Germany), HSBC Holding (U.K.), Fortis (Benelux) and Assicurazioni Generali (Italy), because the stocks had reached the price targets set by the portfolio management team. In the telecoms sector, we sold Belgacom, which had been a good performer since its initial offering in March 2004.

Q.   What is your outlook?

A. Despite a challenging macroeconomic growth outlook, we remain upbeat about the European investment environment. Price valuations are quite reasonable and are already discounting the moderate economic outlook. Dividend yields are high and some have the potential to increase thanks to strong cash generation. We also think the supportive stance by the European Central Bank, which held interest rates at 2% during the period, is beneficial for equities and economic growth.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)

     Shares                                                   Value
                  PREFERRED STOCKS - 1.5%
                  Automobiles & Components - 1.5%
                  Automobile Manufacturers - 1.5%
        353       Porsche AG                            $   264,596
                                                        -----------
                  Total Automobiles & Components        $   264,596
                                                        -----------
                  TOTAL PREFERRED STOCKS
                  (Cost $159,038)                       $   264,596
                                                        -----------
                  COMMON STOCKS - 96.0%
                  Energy - 12.2%
                  Integrated Oil & Gas - 12.2%
     45,606       BP Amoco Plc                          $   474,755
     16,656       Eni S.p.A.                                426,766
     21,227       Repsol SA                                 538,462
      3,114       Total SA                                  729,153
                                                        -----------
                                                        $ 2,169,136
                                                        -----------
                  Total Energy                          $ 2,169,136
                                                        -----------
                  Materials - 8.7%
                  Construction Materials - 5.5%
     13,391       CRH Plc                               $   353,559
      4,347       Holcim, Ltd.                              263,743
      3,932       Lafarge Br                                356,769
                                                        -----------
                                                        $   974,071
                                                        -----------
                  Diversified Chemical - 1.9%
      5,031       BASF India, Ltd.                      $   333,413
                                                        -----------
                  Diversified Metals & Mining - 1.3%
      7,996       Rio Tinto Plc                         $   243,007
                                                        -----------
                  Total Materials                       $ 1,550,491
                                                        -----------
                  Capital Goods - 9.0%
                  Building Products - 1.9%
      6,078       Compagnie de Saint Gobain             $   335,842
                                                        -----------
                  Construction & Engineering - 2.8%
     11,478       ACS, Actividades de Construccion y
                  Servicios, SA                         $   319,945
      2,240       VINCI SA                                  186,315
                                                        -----------
                                                        $   506,260
                                                        -----------
                  Electrical Component & Equipment - 1.0%
      2,344       Schneider Electric SA                 $   176,159
                                                        -----------
                  Industrial Conglomerates - 2.6%
      6,284       Siemens                               $   456,775
                                                        -----------
                  Industrial Machinery - 0.7%
     12,288       AB SKF                                $   125,272
                                                        -----------
                  Total Capital Goods                   $ 1,600,308
                                                        -----------

     Shares                                                   Value
                  Commercial Services & Supplies - 1.0%
                  Office Services & Supplies - 1.0%
     17,713       Buhrmann NV                           $   174,772
                                                        -----------
                  Total Commercial Services &
                  Supplies                              $   174,772
                                                        -----------
                  Transportation - 1.7%
                  Air Freight & Couriers - 1.7%
     12,170       TNT Post Group NV                     $   308,117
                                                        -----------
                  Total Transportation                  $   308,117
                                                        -----------
                  Automobiles & Components - 3.1%
                  Tires & Rubber - 3.1%
      3,898       Compagnie Generale des
                  Etablissements Michelin               $   236,582
      4,318       Continental AG                            310,377
                                                        -----------
                                                        $   546,959
                                                        -----------
                  Total Automobiles & Components        $   546,959
                                                        -----------
                  Consumer Durables & Apparel - 2.8%
                  Apparel, Accessories & Luxury Goods - 1.5%
      1,599       Adidas-Salomon AG                     $   266,712
                                                        -----------
                  Consumer Electronics - 1.3%
      9,053       Philips Electronics NV                $   227,621
                                                        -----------
                  Total Consumer Durables & Apparel     $   494,333
                                                        -----------
                  Consumer Services - 0.9%
                  Restaurants - 0.9%
     38,560       Compass Group Plc                     $   161,681
                                                        -----------
                  Total Consumer Services               $   161,681
                                                        -----------
                  Media - 1.1%
                  Advertising - 0.5%
      2,942       Publicis SA                           $    86,548
                                                        -----------
                  Movies & Entertainment - 0.6%
      3,223       Vivendi Universal                     $   100,920
                                                        -----------
                  Total Media                           $   187,468
                                                        -----------
                  Retailing - 1.4%
                  Computer & Electronics Retail - 0.6%
     34,273       Dixons Group Plc                      $    95,921
                                                        -----------
                  Specialty Stores - 0.8%
     34,285       HMV Group Plc                         $   145,217
                                                        -----------
                  Total Retailing                       $   241,138
                                                        -----------
                  Food, Beverage & Tobacco - 1.8%
                  Packaged Foods & Meats - 1.8%
      1,229       Nestle SA (Registered Shares)         $   314,110
                                                        -----------
                  Total Food, Beverage & Tobacco        $   314,110
                                                        -----------

The accompanying notes are an integral part of these financial statements.     5

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)

      Shares                                                 Value
                  Health Care Equipment & Services - 0.9%
                  Health Care Equipment - 0.9%
       1,511      Synthes, Inc.                        $   165,596
                                                       -----------
                  Total Health Care Equipment &
                  Services                             $   165,596
                                                       -----------
                  Pharmaceuticals & Biotechnology - 8.9%
                  Biotechnology - 0.7%
       1,230      Actelion, Ltd.*                      $   127,690
                                                       -----------
                  Pharmaceuticals - 8.2%
      12,656      Astrazeneca Plc                      $   522,651
      14,214      GlaxoSmithKline Plc                      342,477
       1,628      Roche Holdings AG                        205,322
       3,172      Schering AG                              194,235
      17,765      Shire Pharmaceuticals Group Plc          194,225
                                                       -----------
                                                       $ 1,458,910
                                                       -----------
                  Total Pharmaceuticals &
                  Biotechnology                        $ 1,586,600
                                                       -----------
                  Banks - 13.7%
                  Diversified Banks - 13.7%
      46,711      Barclays Plc                         $   464,021
       9,640      BNP Paribas SA                           658,996
      23,171      Royal Bank of Scotland Group Plc         699,804
       6,064      Societe Generale                         614,167
                                                       -----------
                                                       $ 2,436,988
                                                       -----------
                  Total Banks                          $ 2,436,988
                                                       -----------
                  Diversified Financials - 7.0%
                  Diversified Capital Markets - 6.0%
      12,076      CS Group*                            $   473,815
       7,739      UBS AG                                   602,322
                                                       -----------
                                                       $ 1,076,137
                                                       -----------
                  Diversified Financial Services - 1.0%
       6,106      ING Groep NV                         $   171,762
                                                       -----------
                  Total Diversified Financials         $ 1,247,899
                                                       -----------
                  Insurance - 5.2%
                  Multi-Line Insurance - 3.9%
      13,601      AXA                                  $   338,208
       2,029      Zurich Financial Services*               348,492
                                                       -----------
                                                       $   686,700
                                                       -----------
                  Reinsurance - 1.3%
       3,860      Swiss Re                             $   236,596
                                                       -----------
                  Total Insurance                      $   923,296
                                                       -----------


      Shares                                                 Value
                  Technology Hardware & Equipment - 2.5%
                  Communications Equipment - 2.5%
      95,769      Telefonaktiebolaget LM Ericsson      $   305,958
       8,468      Nokia Oyj                                141,618
                                                       -----------
                                                       $   447,576
                                                       -----------
                  Total Technology Hardware &
                  Equipment                            $   447,576
                                                       -----------
                  Semiconductors - 0.9%
                  Semiconductor Equipment - 0.9%
      10,703      ASM Lithography Holding NV*          $   167,291
                                                       -----------
                  Total Semiconductors                 $   167,291
                                                       -----------
                  Telecommunication Services - 9.7%
                  Integrated Telecommunciation Services - 5.1%
      18,818      France Telecom SA                    $   546,630
      14,162      Telefonica SA                            231,887
       6,902      Telekom Austria AG                       134,144
                                                       -----------
                                                       $   912,661
                                                       -----------
                  Wireless Telecommunication Services - 4.6%
     336,929      Vodafone Group Plc                   $   822,692
                                                       -----------
                  Total Telecommunication Services     $ 1,735,353
                                                       -----------
                  Utilities - 3.5%
                  Electric Utilities - 2.4%
       4,834      E.On AG                              $   429,110
                                                       -----------
                  Gas Utilities - 1.1%
      48,966      Centrica Plc                         $   202,852
                                                       -----------
                  Total Utilities                      $   631,962
                                                       -----------
                  TOTAL COMMON STOCKS
                  (Cost $14,518,458)                   $17,091,074
                                                       -----------
                  TOTAL INVESTMENT
                  IN SECURITIES - 97.5%
                  (Cost $14,677,496)(a)                $17,355,670
                                                       -----------
                  OTHER ASSETS
                  AND LIABILITIES - 2.5%               $   452,121
                                                       -----------
                  TOTAL NET ASSETS - 100.0%            $17,807,791
                                                       -----------

*    Non-income producing security

(a) Distributions of investments by country of issue, as a percentage of total equity holdings (excluding temporary cash investments) is as follows:

     United Kingdom              25.2%
     France                      25.1
     Switzerland                 14.8
     Germany                     13.0
     Spain                        6.3
     Netherlands                  6.0
     Sweden                       2.5
     Italy                        2.5
     Ireland                      2.0
     United States                1.0
     Finland                      0.8
     Austria                      0.8
                                -----
                                100.0%
                                -----

6    The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  Six Months
                                                                    Ended
                                                                   6/30/05      Year Ended
Class II                                                         (unaudited)     12/31/04
Net asset value, beginning of period                             $   10.44       $   8.89
                                                                 ----------      ---------
Increase (decrease) from investment operations:
 Net investment income                                           $    0.09       $   0.04
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      (0.25)          1.57
                                                                 ----------      ---------
  Net increase (decrease) from investment operations             $   (0.16)      $   1.61
Distributions to shareowners:
 Net investment income                                               (0.05)         (0.06)
                                                                 ----------      ---------
 Net increase (decrease) in net asset value                      $   (0.21)      $   1.55
                                                                 ----------      ---------
 Net asset value, end of period                                  $   10.23       $  10.44
                                                                 ----------      ---------
Total return*                                                        (1.52)%        18.20%
Ratio of net expenses to average net assets+                          1.75%**        1.75%
Ratio of net investment income (loss) to average net assets+          1.99%**        0.61%
Portfolio turnover rate                                                 70%**          55%
Net assets, end of period (in thousands)                         $   9,080       $  8,252
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          1.94%**       2.20%
 Net investment income (loss)                                          1.80%**       0.17%

                                                                                           1/2/01 (a)
                                                                Year Ended   Year Ended        to
Class II                                                         12/31/03     12/31/02      12/31/01
Net asset value, beginning of period                             $  6.71      $   8.29      $  11.07
                                                                 -------      --------      --------
Increase (decrease) from investment operations:
 Net investment income                                           $  0.03      $   0.01      $   0.08
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     2.17         (1.59)        (2.71)
                                                                 -------      --------      ----------
  Net increase (decrease) from investment operations             $  2.20      $  (1.58)     $  (2.63)
Distributions to shareowners:
 Net investment income                                             (0.02)           --         (0.15)
                                                                 -------      --------      ----------
 Net increase (decrease) in net asset value                      $  2.18      $  (1.58)     $  (2.78)
                                                                 -------      --------      ----------
 Net asset value, end of period                                  $  8.89      $   6.71      $   8.29
                                                                 -------      --------      ----------
Total return*                                                      32.92%       (19.06)%      (23.44)%
Ratio of net expenses to average net assets+                        1.79%         1.86%         3.22%**
Ratio of net investment income (loss) to average net assets+        0.56%         0.25%        (2.56)%**
Portfolio turnover rate                                               52%           95%           73%
Net assets, end of period (in thousands)                         $ 5,005      $  1,829      $    398
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       2.75%         2.66%         4.57%**
 Net investment income (loss)                                      (0.40)%       (0.54)%       (3.90)%**

(a)  Class II shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.     7

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)

ASSETS:
 Investment in securities, at value (Cost $14,677,496)      $ 17,355,670
 Cash                                                            392,620
 Receivables --
 Fund shares sold                                                 50,910
 Dividends, interest and foreign taxes withheld                   50,605
 Other                                                               510
                                                            ------------
   Total assets                                             $ 17,850,315
                                                            ------------
LIABILITIES:
 Payables --
 Fund shares repurchased                                    $     13,672
 Due to affiliates                                                   995
 Accrued expenses                                                 27,857
                                                            ------------
   Total liabilities                                        $     42,524
                                                            ------------
NET ASSETS:
 Paid-in capital                                            $ 21,500,002
 Undistributed net investment income (loss)                      183,525
 Accumulated net realized gain (loss)                         (6,552,609)
 Net unrealized gain (loss) on:
 Investments                                                   2,678,174
 Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies               (1,301)
                                                            ------------
   Total net assets                                         $ 17,807,791
                                                            ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
 Net assets                                                 $  8,728,103
 Shares outstanding                                              837,800
                                                            ------------
 Net asset value per share                                  $      10.42
 Class II:
 (No par value, unlimited number of shares authorized)
 Net assets                                                 $  9,079,688
 Shares outstanding                                              887,595
                                                            ------------
 Net asset value per share                                  $      10.23


8    The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)

                                                                         Six Months
                                                                            Ended
                                                                           6/30/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $52,941)                   $    323,716
 Interest                                                                      3,017
                                                                        ------------
  Total investment income                                               $    326,733
                                                                        ------------
EXPENSES:
 Management fees                                                        $     88,245
 Transfer agent fees and expenses                                              1,488
 Distribution fees (Class II)                                                 10,757
 Administrative reimbursements                                                 9,326
 Custodian fees                                                               22,885
 Professional fees                                                            12,098
 Printing expense                                                              6,180
 Fees and expenses of nonaffiliated trustees                                      94
 Miscellaneous                                                                 8,906
                                                                        ------------
  Total expenses                                                        $    159,979
  Less management fees waived and expenses assumed
   by Pioneer Investment Management, Inc.                                    (16,838)
                                                                        ------------
  Net expenses                                                          $    143,141
                                                                        ------------
    Net investment income (loss)                                        $    183,592
                                                                        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
 Investments                                                            $  1,310,078
 Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                          (17,290)
                                                                        ------------
                                                                        $  1,292,788
                                                                        ------------
 Change in net unrealized gain or loss from:
 Investments                                                            $ (1,734,631)
 Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                           (3,887)
                                                                        ------------
                                                                        $ (1,738,518)
                                                                        ------------
 Net gain (loss) on investments and foreign currency transactions       $   (445,730)
                                                                        ------------
 Net increase (decrease) in net assets resulting
 from operations                                                        $   (262,138)
                                                                        ------------

The accompanying notes are an integral part of these financial statements.     9

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS 6/30/05
--------------------------------------------------------------------------------

                                                               Six Months
                                                                 Ended              Year
                                                                6/30/05            Ended
                                                              (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income (loss)                                 $    183,592      $    118,530
Net realized gain (loss) on investments                         1,292,788         1,154,559
Change in net unrealized gain or loss on investments and
 foreign currency transactions                                 (1,738,518)        1,402,807
                                                             ------------      ------------
  Net increase (decrease) in net assets
    resulting from operations                                $   (262,138)     $  2,675,896
                                                             ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                     $    (58,420)     $    (65,951)
 Class II                                                         (44,828)          (38,910)
                                                             ------------      ------------
  Total distributions to shareowners                         $   (103,248)     $   (104,861)
                                                             ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $  2,080,270      $  3,890,105
Reinvestment of distributions                                     103,248           104,862
Cost of shares repurchased                                     (1,735,979)       (3,175,336)
                                                             ------------      ------------
 Net increase (decrease) in net assets
  resulting from Fund share transactions                     $    447,539      $    819,631
                                                             ------------      ------------
 Net increase (decrease) in net assets                       $     82,153      $  3,390,666
                                                             ------------      ------------
NET ASSETS:
Beginning of period                                          $ 17,725,638      $ 14,334,972
                                                             ------------      ------------
End of period                                                $ 17,807,791      $ 17,725,638
                                                             ------------      ------------
Undistributed net investment income (loss),
 end of period                                               $    183,525      $    103,181
                                                             ------------      ------------

10   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Europe Portfolio (the Portfolio) is a Portfolio of the Pioneer Variable Contracts Trust (the Trust), a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty eight separate portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:


Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
     Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
     Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
     Pioneer Balanced VCT Portfolio (Balanced Portfolio)
     Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)

   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Conservative Allocation VCT Portfolio (Ibbotson
       Conservative Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The investment objective of Europe VCT Portfolio is to seek long-term capital growth.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation Security transactions are recorded as of trade date. Net asset values for the portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Portfolio determines its net asset value. Consequently, the Board of Trustees of the Portfolio has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Portfolio. The Portfolio may also take into consideration other significant events in determining the fair value of these securities. Thus, the Portfolio's securities valuations may differ from prices reported by the various local exchanges and markets.

     At June 30, 2005, there were no fair valued securities except as follows. All securities that trade in foreign markets whose closing prices are as of times prior to the close of the NYSE and that are held by Europe Portfolio are fair valued using vendor-supplied pricing updates for each security to the time of the close of the NYSE. Temporary cash investments and securities held by the Portfolio are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Foreign Currency Translation The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).

D. Taxes It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2004, Europe VCT Portfolio had a capital loss carryforward of $6,975,894 of which the following amounts will expire between 2009 and 2011 if not utilized: $4,296,563 in 2009, $1,896,288 in
     20010 and $783,043 in 2011.

     The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004, and the distributions paid during the year ended December 31, 2004. The tax character of current year distributions will be determined at the end of the current fiscal year.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                    2004
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                                 $   104,861
Long-Term capital gain                                                   --
                                                                -----------
                                                                $   104,861
                                                                -----------
Return of Capital                                                        --
 Total distributions                                            $   104,861
                                                                -----------
Distributable Earnings (Accumulated Losses):
Undistributed ordinary income                                   $   103,181
Undistributed long-term gain/(capital loss carryforward)         (6,975,894)
Unrealized appreciation (depreciation)                            3,545,888
                                                                -----------
Total                                                           $(3,326,825)
                                                                -----------
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

E. Portfolio Shares The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted-net assets at the beginning of the day. The Portfolio declares as daily dividends substantially all of its respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. Securities Lending The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

G. Repurchase Agreements With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolio. Management fees are calculated daily at the annual rate of 1.00% of the Portfolio's average daily net assets.

Through May 1, 2006, PIM has agreed not to impose a portion of its management fees and to limit other operating expenses to the extent required to limit expenses of Class I shares to 1.50% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $425 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $508 in transfer agent fees payable to PIMSS at June 30, 2005.

4. Distribution Plans
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $62 payable to PFD at June 30, 2005.

5. Aggregate Unrealized Appreciation and Depreciation
At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

----------------------------------------------------------------------------------------
                                                                               Net
                                            Gross            Gross        Appreciation/
Portfolio                Tax Cost       Appreciation     Depreciation     (Depreciation)
----------------------------------------------------------------------------------------
 Europe Portfolio      $15,546,999       $1,939,775       $ (131,104)       $1,808,671
----------------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $6,338,998 and $6,088,568, respectively.

7. Capital Shares
At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                '05 Shares     '05 Amount
Europe Portfolio                (unaudited)     (unaudited)  '04 Shares       '04 Amount
------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                      18,811        $  199,671      43,531       $   395,370
 Reinvestment of distributions     5,590            58,420       7,232            65,952
 Shares repurchased              (77,964)         (833,429)   (190,688)       (1,758,638)
                                 -------        ----------    --------       -----------
  Net increase (decrease)        (53,563)       $ (575,338)   (139,925)      $(1,297,316)
                                 -------        ----------    --------       -----------
 CLASS II:
 Shares sold                     179,362        $1,880,599     374,441       $ 3,494,736
 Reinvestment of distributions     4,369            44,828       4,343            38,910
 Shares repurchased              (86,536)         (902,550)   (151,264)       (1,416,699)
                                 -------        ----------    --------       -----------
  Net increase (decrease)         97,195        $1,022,877     227,520       $ 2,116,947
                                 -------        ----------    --------       -----------
------------------------------------------------------------------------------------------

8. Forward Foreign Currency Contracts
During the six months ended June 30, 2005, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract. As of June 30, 2005, the Portfolio had no outstanding portfolio or settlement hedges.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose,
(ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004, the second quintile for the three years ended June 30, 2004, and the second quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the fourth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio (before and after giving effect to the expense limitation) for the 12 months ended June 30, 2004 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) was in the fifth quintile of this peer group for the most recent fiscal year. The Trustees concluded that the Fund's overall expense ratio, although higher, was reasonable compared to that of most of the comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                  (continued)


     break point in the management fee was not necessary. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            This page for your notes.

Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17882-00-0805

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                                   Pioneer Fund VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Fund VCT Portfolio

  Portfolio and Performance Update                      2

  Comparing Ongoing Portfolio Expenses                  3

  Portfolio Management Discussion                       4

  Schedule of Investments                               5

  Financial Statements                                  9

  Notes to Financial Statements                        13

  Factors Considered by the Independent Trustees
    in Approving the Management Contract               18

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

[The following data was represented as pie charts in the printed material]

Portfolio Diversification                                   Sector Distribution
(As a percentage of total investment portfolio)             (As a percentage of equity holdings)
U.S. Common Stocks           95.2%                          Financials                   17.0%
Depositary Receipts for                                     Information Technology       15.1%
  International Stocks        3.2%                          Consumer Discretionary       14.1%
International Common Stocks   1.4%                          Health Care                  12.5%
Temporary Cash Investments    0.2%                          Industrials                  11.0%
                                                            Energy                        9.1%
                                                            Consumer Staples              9.0%
                                                            Materials                     6.3%
                                                            Telecommunication Services    3.9%
                                                            Utilities                     2.0%


Five Largest Holdings
(As a percentage of equity holdings)

1.      Exxon Mobil Corp.             2.45%
2.      Target Corp.                  2.34
3.      Chevron Corp.                 2.25
4.      United Technologies Corp.     2.10
5.      Johnson & Johnson             2.00

The Portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05       12/31/04
Net Asset Value per Share     $20.24        $20.51


Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $0.1100       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Fund VCT Portfolio at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[The following data was represented as a line chart in the printed material]

             Pioneer
             Fund VCT         S&P
             Portfolio        500
10/97        $10,000        $10,000
             $11,945        $12,527
6/99         $14,652        $15,380
             $15,994        $16,497
6/01         $14,709        $14,053
             $12,606        $11,529
6/03         $11,958        $11,558
             $14,056        $13,764
6/05         $15,133        $14,627

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------

Life-of-Class        5.59%
(10/31/97)
5 Years             -1.04%
1 Year               7.97%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005

   Share Class                                        II
   ---------------------------------------------------------
   Beginning Account Value on 1/1/05               $1,000.00
   Ending Account Value on 6/30/05                 $  992.20
   Expenses Paid During Period*                    $    4.69

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2005 through June 30, 2005

   Share Class                                         II
   ---------------------------------------------------------
   Beginning Account Value on 1/1/05               $1,000.00
   Ending Account Value on 6/30/05                 $1,020.08
   Expenses Paid During Period*                    $    4.76

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

In the following discussion, John Carey, portfolio manager of Pioneer Fund VCT Portfolio, reviews the past six months and gives an overview of the Portfolio's performance over that period.

Q: Please discuss the performance of Pioneer Fund VCT Portfolio versus its stock-market benchmark.

A. The first six months of 2005 were lack-luster ones for the blue-chip U.S. stock market. While many foreign markets did well, and in the U.S. even the small and mid-cap sectors generally produced modest gains, the large-cap market here was largely dead in the water. Through June 30, Class II shares of Pioneer Fund VCT Portfolio returned -0.78% at net asset value, versus a decline of 0.81% for the benchmark Standard & Poor's 500 Index. Hence we finished a hair ahead of the S&P, in a period characterized mainly by backing and filling, spurting, then sputtering, of performance. Given a result approximately the same as that of the market, there were no particular problems in the portfolio, nor any investments in particular stocks, industries, or sectors that did so well or so poorly as to throw the contest decisively one way or the other. On the whole, it would appear to have been a rather forgettable time. However, beneath the surface, changes were brewing and valuation trends were shifting.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     The most striking sector performance came from energy and utilities. The high oil price spurred investors to load up on everything related to energy. The utilities undoubtedly benefited from some of that indiscriminate buying and also from investors' avid interest in higher dividend-paying stocks. Otherwise, though, health care and consumer staples, sectors usually considered more "growth" in nature than "value," outperformed financials, industrials, and materials, value-oriented groups that had done very well earlier in the cycle and right down through the end of last year. While information technology, another growth sector, was weak overall, there were signs of life in some industries within it, most notably semiconductors. We suspect that investors were re-allocating assets in their portfolios, taking profits in stocks that had done well and purchasing shares that appeared undervalued. We shall see in the upcoming months whether the trends continue.

Q: Which sectors and stocks most affected investment results over the past six months?

A. Our stock selections in consumer discretionary, information technology, and consumer staples were the biggest positive contributors to relative performance, while our selections in health care and industrials, as well as our overweight in materials, proved the largest negative contributors to performance. Greatly assisting in consumer discretionary were our holdings in May Department Stores, recipient of a premium take-over bid from competitor Federated Department Stores, and John Wiley & Sons, successful publisher of scientific, technical, and medical books and journals as well as various consumer, or "trade," books. Steering clear of the troubled stock eBay also helped. In information technology, it was similarly what we did not own that helped, namely the weak performers QUALCOMM and International Business Machines; in the case of I.B.M. we sold our underweight position during the period. With respect to consumer staples, we had a large overweight position in top performer Walgreen and no shares of laggard Wal-Mart.

     On the negative side, we were unrepresented in the health-care providers and services industry within health care, one of the bright spots for that sector, and in industrials, several of our names "corrected" after having previously enjoyed very good performance. Norfolk Southern, PACCAR, Deere, and Johnson Controls, the culprits, all seemed, however, like good long-term investments, and so we held onto them despite the recent share-price disappointments. Finally, we maintained an overweight in the difficult materials sector because we thought that, too, would justify our confidence longer term.

Q:   What changes did you make to the Portfolio?

A. On the purchase side of the ledger, Weatherford International is an expert in oil services, particularly noted for its well-completion and "artificial lift" systems. CVS, a nationwide drugstore chain, Staples, the office-supply retailer, and Costco Wholesale, the operator of wholesale membership warehouses, extended the diversification of our portfolio in the consumer staples and consumer discretionary sectors. In finance, we invested in Bank of America and Citigroup, both of which were priced at levels we thought reflected the risks in their operations, and also in several new insurance names, including Hartford Financial Services and Montpelier Re Holdings. We enlarged our health-care investment with Bristol-Myers Squibb, a beleaguered pharmaceutical company, but one with recovery prospects, and Biomet, which we had earlier owned and sold profitably and now found selling again at a reasonable price.

     Among the liquidations were Illinois Tool Works, United Parcel Service, United Health Group, and American Electric Power, all of which we judged to be selling at fair values. We sold long-term holdings American International Group, Procter & Gamble, and International Business Machines at very significant profits, deciding in each case that we had attractive alternatives.

Q:   What is your outlook for the rest of the year?

A. While we certainly share other investors' concerns about the spike in oil prices and the "tightening" by the Federal Reserve, we remain generally optimistic about the economy and the stock market. For sure, earnings growth will continue slowing as the economic cycle moves along, and we also tend to think that intermediate and long interest rates will eventually match some of the rise in short-term rates. As always, however, there are stocks that are relatively reasonably priced, and if one remembers to invest on the basis of the fundamental values there should still be plenty of good opportunities to make money over the long term. Thank you for your continued support.


     Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                                                            Value
                  COMMON STOCKS - 99.6%
                  Energy - 9.1%
                  Integrated Oil & Gas - 6.2%
  213,764         Chevron Corp.                               $ 11,953,682
   72,566         ConocoPhillips                                 4,171,819
  226,314         Exxon Mobil Corp.                             13,006,265
   50,756         Occidental Petroleum Corp.                     3,904,659
                                                              ------------
                                                              $ 33,036,425
                                                              ------------
                  Oil & Gas Equipment & Services - 1.1%
   57,405         Schlumberger, Ltd.                          $  4,359,336
   25,100         Weatherford International, Inc.*               1,455,298
                                                              ------------
                                                              $  5,814,634
                                                              ------------
                  Oil & Gas Exploration & Production - 1.8%
   96,121         Apache Corp.                                $  6,209,417
   80,387         Pioneer Natural Resources Co.                  3,382,685
                                                              ------------
                                                              $  9,592,102
                                                              ------------
                  Total Energy                                $ 48,443,161
                                                              ------------
                  Materials - 6.3%
                  Aluminum - 0.4%
   86,600         Alcoa, Inc.                                 $  2,262,858
                                                              ------------
                  Diversified Chemical - 0.7%
   52,896         E.I. du Pont de Nemours & Co.               $  2,275,057
   23,887         PPG Industries, Inc.                           1,499,148
                                                              ------------
                                                              $  3,774,205
                                                              ------------
                  Diversified Metals & Mining - 3.3%
  107,769         BHP Billiton, Ltd. (A.D.R.)                 $  2,942,094
  101,586         Inco, Ltd.                                     3,834,872
   45,369         Phelps Dodge Corp.                             4,196,633
  224,013         Rio Tinto Plc                                  6,842,884
                                                              ------------
                                                              $ 17,816,483
                                                              ------------
                  Gold - 0.2%
   26,147         Newmont Mining Corp.                        $  1,020,517
                                                              ------------
                  Industrial Gases - 1.1%
   30,163         Air Products & Chemicals, Inc.              $  1,818,829
   82,709         Praxair, Inc.                                  3,854,239
                                                              ------------
                                                              $  5,673,068
                                                              ------------
                  Paper Products - 0.3%
   60,721         Meadwestvaco Corp.                          $  1,702,617
                                                              ------------
                  Specialty Chemicals - 0.3%
   44,629         Ecolab, Inc.                                $  1,444,193
                                                              ------------
                  Total Materials                             $ 33,693,941
                                                              ------------

   Shares                                                            Value
                  Capital Goods - 8.8%
                  Aerospace & Defense - 3.2%
   51,214         General Dynamics Corp.                      $  5,609,982
  216,651         United Technologies Corp.                     11,125,029
                                                              ------------
                                                              $ 16,735,011
                                                              ------------
                  Construction, Farm Machinery &
                  Heavy Trucks - 3.3%
   43,924         Caterpillar, Inc.                           $  4,186,396
   90,182         Deere & Co.                                    5,906,019
  108,616         PACCAR, Inc.                                   7,385,888
                                                              ------------
                                                              $ 17,478,303
                                                              ------------
                  Electrical Components & Equipment - 1.0%
   65,964         Emerson Electric Co.                        $  4,131,325
   27,500         Rockwell International Corp.                   1,339,525
                                                              ------------
                                                              $  5,470,850
                                                              ------------
                  Industrial Conglomerates - 1.3%
  201,363         General Electric Co.                        $  6,977,228
                                                              ------------
                  Total Capital Goods                         $ 46,661,392
                                                              ------------
                  Transportation - 2.2%
                  Airlines - 0.5%
  180,270         Southwest Airlines Co.                      $  2,511,161
                                                              ------------
                  Railroads - 1.7%
   57,842         Burlington Northern, Inc.                   $  2,723,201
  208,346         Norfolk Southern Corp.                         6,450,392
                                                              ------------
                                                              $  9,173,593
                                                              ------------
                  Total Transportation                        $ 11,684,754
                                                              ------------
                  Automobiles & Components - 2.2%
                  Auto Parts & Equipment - 1.3%
  120,984         Johnson Controls, Inc.                      $  6,815,029
                                                              ------------
                  Automobile Manufacturers - 0.9%
  477,615         Ford Motor Corp.                            $  4,890,778
                                                              ------------
                  Total Automobiles & Components              $ 11,705,807
                                                              ------------
                  Consumer Durables & Apparel - 0.2%
                  Apparel, Accessories & Luxury Goods - 0.2%
   28,441         Liz Claiborne, Inc.                         $  1,130,813
                                                              ------------
                  Total Consumer Durables & Apparel           $  1,130,813
                                                              ------------
                  Media - 4.9%
                  Advertising - 0.8%
   50,119         Omnicom Group                               $  4,002,503
                                                              ------------
                  Movies & Entertainment - 0.3%
   59,556         The Walt Disney Co.                         $  1,499,620
                                                              ------------

   The accompanying notes are an integral part of these financial statements.  5

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                            Value
                  Publishing - 3.8%
   48,893         Elsevier NV                                 $    681,530
   81,911         Gannett Co.                                    5,826,329
  149,146         John Wiley & Sons, Inc.                        5,925,571
  179,964         McGraw-Hill Co., Inc.                          7,963,407
                                                              ------------
                                                              $ 20,396,837
                                                              ------------
                  Total Media                                 $ 25,898,960
                                                              ------------
                  Retailing - 6.8%
                  Apparel Retail - 0.3%
   72,178         Gap, Inc.                                   $  1,425,516
                                                              ------------
                  Computer & Electronics Retail - 0.1%
   11,064         GameStop Corp.*                             $    330,814
                                                              ------------
                  Department Stores - 2.7%
  161,232         May Department Stores Co.                   $  6,475,077
  118,523         Nordstrom, Inc.                                8,056,008
                                                              ------------
                                                              $ 14,531,085
                                                              ------------
                  General Merchandise Stores - 2.5%
   38,426         Family Dollar Stores, Inc.                  $  1,002,918
  228,656         Target Corp.                                  12,441,173
                                                              ------------
                                                              $ 13,444,091
                                                              ------------
                  Home Improvement Retail - 0.8%
   27,800         Home Depot, Inc.                            $  1,081,420
   55,862         Lowe's Companies, Inc.                         3,252,286
                                                              ------------
                                                              $  4,333,706
                                                              ------------
                  Specialty Stores - 0.4%
   34,554         Barnes & Noble, Inc.*                       $  1,340,695
   47,400         Staples, Inc.                                  1,010,568
                                                              ------------
                                                              $  2,351,263
                                                              ------------
                  Total Retailing                             $ 36,416,475
                                                              ------------
                  Food & Drug Retailing - 2.6%
                  Drug Retail - 1.8%
   71,400         CVS Corp.                                   $  2,075,597
  159,643         Walgreen Co.                                   7,341,982
                                                              ------------
                                                              $  9,417,579
                                                              ------------
                  Food Distributors - 0.6%
   97,240         Sysco Corp.                                 $  3,519,116
                                                              ------------
                  Hypermarkets & Supercenters - 0.2%
   23,400         Costco Wholesale Corp.                      $  1,048,788
                                                              ------------
                  Total Food & Drug Retailing                 $ 13,985,483
                                                              ------------

   Shares                                                            Value
                  Food, Beverage & Tobacco - 4.6%
                  Packaged Foods & Meats - 2.9%
   99,139         Campbell Soup Co.                           $  3,050,507
   51,516         General Mills, Inc.                            2,410,434
   62,650         Hershey Foods Corp.                            3,890,564
   84,513         H.J. Heinz Co., Inc.                           2,993,450
   28,200         Kellogg Co.                                    1,253,208
   87,480         Sara Lee Corp.                                 1,732,979
                                                              ------------
                                                              $ 15,331,142
                                                              ------------
                  Soft Drinks - 1.7%
  174,649         PepsiCo, Inc.                               $  9,418,821
                                                              ------------
                  Total Food, Beverage & Tobacco              $ 24,749,963
                                                              ------------
                  Household & Personal Products - 1.6%
                  Household Products - 1.0%
   16,975         Clorox Co.                                  $    945,847
   94,894         Colgate-Palmolive Co.                          4,736,160
                                                              ------------
                                                              $  5,682,007
                                                              ------------
                  Personal Products - 0.6%
   80,030         Estee Lauder Co.                            $  3,131,574
                                                              ------------
                  Total Household & Personal
                  Products                                    $  8,813,581
                                                              ------------
                  Health Care Equipment & Services - 3.5%
                  Health Care Equipment - 3.5%
   84,671         Becton, Dickinson & Co.                     $  4,442,686
   64,700         Biomet, Inc.                                   2,241,208
   36,349         Guidant Corp.                                  2,446,288
   81,252         Medtronic, Inc.                                4,208,041
  116,180         Stryker Corp.                                  5,525,521
                                                              ------------
                                                              $ 18,863,744
                                                              ------------
                  Total Health Care Equipment &
                  Services                                    $ 18,863,744
                                                              ------------
                  Pharmaceuticals & Biotechnology - 8.9%
                  Biotechnology - 0.7%
   64,036         Amgen, Inc.*                                $  3,871,617
                                                              ------------

6  The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                            Value
                  Pharmaceuticals - 8.2%
  122,299         Abbott Laboratories                         $  5,993,874
   63,128         Barr Laboratorie, Inc.*                        3,076,859
   95,600         Bristol-Myers Squibb Co.                       2,388,088
   95,302         Eli Lilly & Co.                                5,309,274
  163,188         Johnson & Johnson                             10,607,220
  114,026         Merck & Co., Inc.                              3,512,001
  112,881         Mylan Laboratories, Inc.                       2,171,830
   66,289         Novartis AG (A.D.R.)                           3,144,750
   43,308         Roche Holdings AG (A.D.R.)                     2,740,530
  209,465         Schering-Plough Corp.                          3,992,403
   20,700         Teva Pharmaceutical Industries, Ltd.             644,598
                                                              ------------
                                                              $ 43,581,427
                                                              ------------
                  Total Pharmaceuticals &
                  Biotechnology                               $ 47,453,044
                                                              ------------
                  Banks - 9.0%
                  Diversified Banks - 4.6%
   79,100         Bank of America Corp.                       $  3,607,751
  280,577         U.S. Bancorp                                   8,192,848
   47,123         Wachovia Corp.                                 2,337,301
  167,860         Wells Fargo & Co.                             10,336,819
                                                              ------------
                                                              $ 24,474,719
                                                              ------------
                  Regional Banks - 3.1%
   98,868         First Horizon National Corp.                $  4,172,230
  160,746         National City Corp.                            5,484,654
   65,614         SunTrust Banks, Inc.                           4,739,955
   25,979         Zions Bancorporation                           1,910,236
                                                              ------------
                                                              $ 16,307,075
                                                              ------------
                  Thrifts & Mortgage Finance - 1.3%
  174,198         Washington Mutual, Inc.                     $  7,088,117
                                                              ------------
                  Total Banks                                 $ 47,869,911
                                                              ------------
                  Diversified Financials - 5.6%
                  Asset Management & Custody Banks - 2.8%
   61,775         The Bank of New York Co., Inc.              $  1,777,885
   52,351         Federated Investors, Inc.                      1,571,054
   89,314         State Street Corp.                             4,309,401
  116,947         T. Rowe Price Associates, Inc.                 7,320,882
                                                              ------------
                                                              $ 14,979,222
                                                              ------------
                  Consumer Finance - 1.4%
  134,224         American Express Co.                        $  7,144,744
                                                              ------------
                  Investment Banking & Brokerage - 0.7%
   69,596         Merrill Lynch & Co., Inc.                   $  3,828,476
                                                              ------------
                  Diversified Financial Services - 0.7%
   79,601         Citigroup, Inc.                             $  3,679,954
                                                              ------------
                  Total Diversified Financials                $ 29,632,396
                                                              ------------

   Shares                                                            Value
                  Insurance - 2.4%
                  Multi-Line Insurance - 0.2%
   16,100         Hartford Financial Services Group, Inc. (a) $  1,203,958
                                                              ------------
                  Property & Casualty Insurance - 2.0%
   24,800         ACE, Ltd.                                   $  1,112,280
   48,600         Axis Capital Holdings, Ltd.                    1,375,380
   65,620         Chubb Corp.                                    5,617,728
   40,581         Safeco Corp.                                   2,205,172
                                                              ------------
                                                              $ 10,310,560
                                                              ------------
                  Reinsurance - 0.2%
   33,136         Montpelier RE Holdings, Ltd.                $  1,145,843
                                                              ------------
                  Total Insurance                             $ 12,660,361
                                                              ------------
                  Software & Services - 5.3%
                  Data Processing & Outsourced Services - 2.7%
  107,497         Automatic Data Processing, Inc.             $  4,511,649
   43,129         Computer Sciences Corp.*                       1,884,737
   30,767         DST Systems, Inc.*                             1,439,896
   33,477         Fiserv, Inc.*                                  1,437,837
  152,686         SunGard Data Systems, Inc.*                    5,369,967
                                                              ------------
                                                              $ 14,644,086
                                                              ------------
                  Systems Software - 2.6%
  102,630         Adobe Systems, Inc.                         $  2,937,271
  259,781         Microsoft Corp.                                6,452,960
  112,323         Symantec Corp.*                                2,441,902
   82,800         Veritas Software Corp.*                        2,020,320
                                                              ------------
                                                              $ 13,852,453
                                                              ------------
                  Total Software & Services                   $ 28,496,539
                                                              ------------
                  Technology Hardware & Equipment - 5.9%
                  Communications Equipment - 1.8%
  252,407         Motorola, Inc.                              $  4,608,952
  326,377         Nokia Corp. (A.D.R.)                           5,430,913
                                                              ------------
                                                              $ 10,039,865
                                                              ------------
                  Computer Hardware - 3.0%
  198,996         Dell, Inc.*                                 $  7,862,332
   31,284         Diebold, Inc.                                  1,411,221
  210,170         Hewlett-Packard Co.                            4,941,097
  455,771         Sun Microsystems, Inc.*                        1,700,026
                                                              ------------
                                                              $ 15,914,676
                                                              ------------
                  Computer Storage & Peripherals - 0.4%
  160,000         EMC Corp.*                                  $  2,193,600
                                                              ------------
                  Office Electronics - 0.7%
   68,162         Canon, Inc. (A.D.R.)*                       $  3,587,366
                                                              ------------
                  Total Technology Hardware &
                  Equipment                                   $ 31,735,507
                                                              ------------

   The accompanying notes are an integral part of these financial statements.  7

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                            Value
                  Semiconductors - 3.8%
                  Semiconductor Equipment - 0.4%
  137,606         Applied Materials, Inc.                     $  2,226,465
                                                              ------------
                  Semiconductors - 3.4%
   24,815         Freescale Semico, Inc.*                     $    525,582
  344,010         Intel Corp.                                    8,964,901
  294,793         Texas Instruments, Inc.                        8,274,840
                                                              ------------
                                                              $ 17,765,323
                                                              ------------
                  Total Semiconductors                        $ 19,991,788
                                                              ------------
                  Telecommunication Services - 3.9%
                  Integrated Telecommunication Services - 3.9%
   27,644         Alltel Corp.                                $  1,721,668
  168,960         BellSouth Corp.                                4,489,267
   88,606         Century Telephone Enterprises, Inc.            3,068,426
  251,746         SBC Communications, Inc.                       5,978,968
  153,759         Verizon Communications, Inc.                   5,312,373
                                                              ------------
                                                              $ 20,570,702
                                                              ------------
                  Total Telecommunication Services            $ 20,570,702
                                                              ------------
                  Utilities - 2.0%
                  Electric Utilities - 1.6%
   41,563         Consolidated Edison, Inc.                   $  1,946,811
   83,985         Exelon Corp.                                   4,310,950
   66,886         Southern Co.                                   2,318,938
                                                              ------------
                                                              $  8,576,699
                                                              ------------
                  Gas Utilities - 0.3%
   31,560         KeySpan Energy Corp.                        $  1,284,492
                                                              ------------
                  Water Utilities - 0.1%
   21,833         Aqua America, Inc.                          $    649,313
                                                              ------------
                  Total Utilities                             $ 10,510,504
                                                              ------------
                  TOTAL COMMON STOCKS
                  (Cost $430,468,642)                         $530,968,826
                                                              ------------

   Shares                                                            Value
                  TEMPORARY CASH INVESTMENT - 0.2%
                  Security Lending Collateral - 0.2%
1,193,010         Securities Lending
                  Investment Fund, 3.29%                      $  1,193,010
                                                              ------------
                  TOTAL TEMPORARY CASH
                  INVESTMENT
                  (Cost $1,193,010)                           $  1,193,010
                                                              ------------
                  TOTAL INVESTMENT
                  IN SECURITIES - 99.8%
                  (Cost $431,661,652)                         $532,161,836
                                                              ------------
                  OTHER ASSETS
                  AND LIABILITIES - 0.2%                      $    829,120
                                                              ------------
                  TOTAL NET ASSETS - 100.0%                   $532,990,956
                                                              ============

(A.D.R.) American Depositary Receipt
*        Non-income producing security
(a)      At June 30, 2005, the following security was out on loan:

   Shares         Security                                    Market Value
   15,295         Hartford Financial Services
                  Group, Inc.                                   $1,143,760

8  The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                        Ended
                                                       6/30/05     Year Ended    Year Ended   Year Ended   Year Ended    5/1/00 to
Class II                                             (unaudited)    12/31/04      12/31/03     12/31/02     12/31/01    12/31/00 (a)
Net asset value, beginning of period                  $  20.51      $  18.66      $ 15.25       $ 19.05      $ 22.65      $23.28
                                                      --------      --------      -------       -------      -------      ------
Increase (decrease) from investment operations:
 Net investment income                                $   0.10      $   0.18      $  0.14       $  0.13      $  0.14      $ 0.12
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions          (0.26)         1.85         3.42         (3.78)       (2.59)      (0.45)
                                                      --------      --------      -------       -------      -------      ------
  Net increase (decrease) from investment
    operations                                        $  (0.16)     $   2.03      $  3.56       $ (3.65)     $ (2.45)     $(0.33)
Distributions to shareowners:
 Net investment income                                   (0.11)        (0.18)       (0.15)        (0.15)       (0.13)      (0.17)
 Net realized gain                                           -             -            -             -        (1.02)      (0.13)
                                                      --------      --------      -------       -------      -------      ------
  Net increase (decrease) in net asset value          $  (0.27)     $   1.85      $  3.41       $ (3.80)     $ (3.60)     $(0.63)
                                                      --------      --------      -------       -------      -------      ------
Net asset value, end of period                        $  20.24      $  20.51      $ 18.66       $ 15.25      $ 19.05      $22.65
                                                      ========      ========      =======       =======      =======      ======
Total return*                                            (0.78)%       10.93%       23.44%       (19.25)%     (11.09)%     (1.61)%
Ratio of net expenses to average net assets+              0.95%**       0.96%        1.00%         1.06%        1.04%       0.93%**
Ratio of net investment income to average net
  assets+                                                 1.03%**       1.00%        0.87%         0.84%        0.49%       0.47%**
Portfolio turnover rate                                     22%**         17%          11%           11%           7%         19%**
Net assets, end of period (in thousands)              $132,519      $133,627      $87,488       $36,218      $12,674      $2,894
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid
  indirectly:
  Net expenses                                            0.95%**       0.96%        1.00%         1.06%        1.04%       0.93%**
  Net investment income                                   1.03%**       1.00%        0.87%         0.84%        0.49%       0.47%**

(a)  Class II shares were first publicly offered on May 1, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.  9

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $1,143,760)           $ 532,161,836
   (cost $431,661,652)
 Receivables --
  Investment securities sold                                                                  4,778,241
  Fund shares sold                                                                              492,046
  Dividends, interest and foreign taxes withheld                                                663,377
 Other                                                                                              548
                                                                                          -------------
   Total assets                                                                           $ 538,096,048
                                                                                          -------------
LIABILITIES:
 Payables --
  Investment securities purchased                                                         $   1,181,829
  Upon return for securities loaned                                                           1,193,010
 Due to bank                                                                                  2,644,982
 Due to affiliates                                                                               11,166
 Accrued expenses                                                                                74,105
                                                                                          -------------
   Total liabilities                                                                      $   5,105,092
                                                                                          -------------
NET ASSETS:
 Paid-in capital                                                                          $ 488,926,764
 Undistributed net investment income (loss)                                                     397,459
 Accumulated net realized gain (loss)                                                       (56,833,451)
 Net unrealized gain (loss) on:
  Investments                                                                               100,500,184
                                                                                          -------------
   Total net assets                                                                       $ 532,990,956
                                                                                          -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                              $ 400,471,866
 Shares outstanding                                                                          19,728,266
                                                                                          -------------
  Net asset value per share                                                               $       20.30
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                              $ 132,519,090
 Shares outstanding                                                                           6,546,928
                                                                                          -------------
  Net asset value per share                                                               $       20.24

10 The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         Six Months
                                                                                           Ended
                                                                                          6/30/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $50,822)                                  $  5,372,334
 Interest                                                                                    63,949
 Income on securities loaned, net                                                            20,681
                                                                                       ------------
  Total investment income                                                              $  5,456,964
                                                                                       ------------
EXPENSES:
 Management fees                                                                       $  1,796,836
 Transfer agent fees and expenses                                                             1,488
 Distribution fees (Class II)                                                               162,601
 Administrative reimbursements                                                               55,890
 Custodian fees                                                                              23,121
 Professional fees                                                                           25,741
 Printing expense                                                                            37,460
 Fees and expenses of nonaffiliated trustees                                                  2,122
 Miscellaneous                                                                               11,216
                                                                                       ------------
  Total expenses                                                                       $  2,116,475
                                                                                       ------------
  Net expenses                                                                         $  2,116,475
                                                                                       ------------
    Net investment income                                                              $  3,340,489
                                                                                       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments                                                                          $ 13,226,255
  Forward foreign currency contracts and other assets and liabilities denominated
   in foreign currencies                                                                     (4,974)
                                                                                       ------------
                                                                                       $ 13,221,281
                                                                                       ------------
 Change in net unrealized gain or loss from:
  Investments                                                                          $(21,031,810)
                                                                                       ------------
 Net loss on investments and foreign currency transactions                             $ (7,810,529)
                                                                                       ============
 Net decrease in net assets resulting from operations                                  $ (4,470,040)
                                                                                       ============

   The accompanying notes are an integral part of these financial statements. 11

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS 6/30/05
--------------------------------------------------------------------------------

                                                                                           Six Months
                                                                                              Ended              Year
                                                                                             6/30/05            Ended
                                                                                           (unaudited)        12/31/04
FROM OPERATIONS:
Net investment income (loss)                                                              $   3,340,489     $   3,200,048
Net realized gain (loss) on investments                                                      13,221,281         1,084,379
Change in net unrealized gain or loss on investments and foreign currency transactions      (21,031,810)       30,978,376
                                                                                          -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations                                                             $  (4,470,040)    $  35,262,803
                                                                                          -------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                                  $  (2,640,280)    $  (1,685,576)
 Class II                                                                                      (736,503)       (1,069,680)
                                                                                          -------------     -------------
  Total distributions to shareowners                                                      $  (3,376,783)    $  (2,755,256)
                                                                                          -------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                          $  23,980,979     $  60,072,885
Class I shares issued in reorganization                                                            --         298,220,832
Reinvestment of distributions                                                                 3,376,534         2,755,256
Cost of shares repurchased                                                                  (74,283,563)      (48,119,744)
                                                                                          -------------     -------------
 Net increase (decrease) in net assets resulting from Fund share transactions             $ (46,926,050)    $ 312,929,229
                                                                                          -------------     -------------
 Net increase (decrease) in net assets                                                    $ (54,772,873)    $ 345,436,776
                                                                                          -------------     -------------
NET ASSETS:
Beginning of period                                                                       $ 587,763,829     $ 242,327,053
                                                                                          -------------     -------------
End of period                                                                             $ 532,990,956     $ 587,763,829
                                                                                          =============     =============
Undistributed net investment income (loss), end of period                                 $     397,459     $     433,753
                                                                                          =============     =============

12 The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

The Pioneer Fund VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty eight separate portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
       (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Conservative Allocation VCT Portfolio (Ibbotson
       Conservative Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of Fund Portfolio is to seek capital appreciation.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B.   Futures Contracts

     The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of At June 30, 2005, Fund Portfolio had no open contracts.

C.   Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

E.   Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2004, Fund VCT Portfolio had a capital loss carryforward of $69,351,655, of which the following amounts will expire between 2009 and 2011 if not utilized: $20,833,698 in 2009, $35,500,430 in
     2010 and $13,017,527 in 2011.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The Portfolio has elected to defer $23,515 in capital losses recognized between November 1, 2004 and December 31, 2004 to its fiscal year ended December 31, 2005.

     The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004 and the distributions paid during the year ended December 31, 2004 on a tax basis. The tax character of current year distributions will be determined at the end of the current fiscal year.

--------------------------------------------------------------------------------
                                                                        2004
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                     $ 2,755,256
 Long-Term capital gain                                                        -
                                                                     -----------
                                                                     $ 2,755,256
 Return of Capital                                                             -
                                                                     -----------
  Total distributions                                                $ 2,755,256
                                                                     ===========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                       $   433,753
 Undistributed long-term gain/ (capital loss carryforward)           (69,351,655)
 Post-October loss deferred                                              (23,515)
 Unrealized appreciation (depreciation)                              120,852,432
                                                                     -----------
  Total                                                              $51,911,015
                                                                     ===========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

F.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

     Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $9,744 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $507 in transfer agent fees payable to PIMSS at June 30, 2005.

4.   Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $915 payable to PFD at June 30, 2005.

5.   Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

------------------------------------------------------------------------------------------
                                                                                 Net
                                           Gross             Gross          Appreciation/
                        Tax Cost       Appreciation       Depreciation      (Depreciation)
------------------------------------------------------------------------------------------
 Fund Portfolio      $432,338,214      $120,160,272      $ (20,336,650)      $99,823,622
                     ============      ============      =============       ===========
------------------------------------------------------------------------------------------

6.   Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $60,619,869 and $103,002,160, respectively.

7.   Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

--------------------------------------------------------------------------------------------------------------
                                              '05 Shares      '05 Amount
Fund Portfolio                                (unaudited)      (unaudited)      '04 Shares       '04 Amount
--------------------------------------------------------------------------------------------------------------
  CLASS I:
  Shares sold                                     334,546    $   6,811,410         451,723     $   8,690,214
  Class I shares issued in reorganization              --               --      14,822,109       298,220,832
  Reinvestment of distributions                   130,147        2,640,280          87,609         1,685,576
  Shares repurchased                           (2,818,386)     (57,044,186)     (1,561,121)      (29,970,569)
                                     -------------------------------------------------------------------------
   Net increase (decrease)                     (2,353,693    $ (47,592,496)     13,800,320     $ 278,626,053
                                     =========================================================================
  CLASS II:
  Shares sold                                     851,031    $  17,169,569       2,721,468     $  51,382,671
  Reinvestment of distribution                     36,380          736,254          55,486         1,069,680
  Shares repurchased                             (854,451)     (17,239,377)       (952,397)      (18,149,175)
                                     -------------------------------------------------------------------------
   Net increase                                    32,960    $     666,446       1,824,557     $  34,303,176
                                     =========================================================================
--------------------------------------------------------------------------------------------------------------

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.   Merger Information

On December 8, 2004, beneficial owners of Safeco RST Core Equity Portfolio ("Core Equity"), Safeco RST Money Market Portfolio ("Money Market") and Safeco RST Multi-Cap Core Portfolio ("Multi-Cap"), three of the six portfolios that comprised Safeco Resource Series Trust, approved a proposed Agreement and Plan of Reorganization that provided for the mergers listed below. These tax-free reorganizations were accomplished on December 10, 2004 ("Closing Date"), by exchanging all of the Safeco's net assets for Class I shares as indicated below, based on Class I shares' ending net asset value on the Closing Date. The following charts show the details of the reorganizations as of that Closing
Date:

---------------------------------------------------------------------------------------------------
                              Pioneer Fund VCT          Safeco RST Core         Pioneer Fund VCT
                                  Portfolio            Equity Portfolio             Portfolio
                            (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------------
 Net Assets                     $281,591,969             $298,220,832             $879,147,352
 Shares Outstanding               13,990,134               12,804,673               28,812,243
                                ------------             ------------             ------------
 Class I Shares Issued                                                              14,822,109
                                                                                    ==========
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Unrealized          Realized
                                       Appreciation on       Gain/(Loss)
                                         Closing Date      on Closing Date
--------------------------------------------------------------------------------
 Safeco RST Core Equity Portfolio        $68,714,366         $20,662,968
--------------------------------------------------------------------------------

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose,
(ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2004, the first quintile of the peer group for the three years ended June 30, 2004, and the first quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current or anticipated asset levels, break points in the management fees were not necessary. As the assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17880-00-0805

                                                            [logo]PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST

                      Pioneer Global High Yield VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Table of Contents
--------------------------------------------------------------------------------

Pioneer Global High Yield VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      5

  Financial Statements                                                        10

  Notes to Financial Statements                                               14

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment in securities)

[The following data was represented as a pie chart in the printed material]

    U.S. Corporate Bonds                                93.9%
    Asset Backed Securities                              3.1%
    Foreign Government Bonds                             3.0%

Maturity Distribution
(As a percentage of total investment in securities)

[The following data was represented as a pie chart in the printed material]

     10-19 years                                        2.96%
      7-9  years                                       40.36%
      5-6  years                                       29.43%
      2-4  years                                       21.61%
      0-1  year                                         5.64%

Five Largest Holdings
(As a percentage of long-term holdings)

  1.  Vedenta Resources Plc, 6.625%, 2/22/10 (144A)     3.01%
  2.  Republic of Panama, 7.25%, 3/15/2015              2.49
  3.  Turanalem Finance BV, 8.5%, 2/10/15 (144A)        2.36
  4.  Sino Forest Corp., 9.125%, 8/17/11 (144A)         2.08
  5.  Tele Norte Leste Participacoes, 8.0%, 12/18/13    1.96

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05         3/18/05
Net Asset Value per Share     $ 10.02         $ 10.00

Distributions per Share                       Short-Term        Long-Term
(3/18/05 - 6/30/05)           Dividends       Capital Gains     Capital Gains
                              $ 0.16421       $   -             $   -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Global High Yield VCT Portfolio at net asset value, compared to that of Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[The following data was represented as a line chart in the printed material]

        Pioneer Global           ML Global High Yield
         High Yield              and Emerging Markets
        VCT Portfolio                Plus Index
3/05       10000                       10000
6/05       10238                       10280

Index comparisons begin on 4/30/00. The ML Global High Yield & Emerging Markets Plus Index tracks the performance of the below- and border-line investment-grade global debt markets denominated in the major developed market currencies. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Cumulative Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Fund
(3/18/05)                                                                  1.87%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield VCT Portfolio

Based on actual returns from March 18, 2005 through June 30, 2005.

       Share Class                                           II
       ------------------------------------------------------------
       Beginning Account Value on 3/18/05                $ 1,000.00
       Ending Account Value on 6/30/05                   $ 1,018.70
       Expenses Paid During Period*                      $     2.90

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 105/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from March 18, 2005 through June 30, 2005.

       Share Class                                           II
       ------------------------------------------------------------
       Beginning Account Value on 3/18/05                $ 1,000.00
       Ending Account Value on 6/30/05                   $ 1,011.51
       Expenses Paid During Period*                      $     2.89

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 105/365 (to reflect the one-half year period).

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Global High-yield investments experienced considerable volatility during the initial months of the Portfolio's operations, which began on March 18, 2005. Domestic high-yield bonds slumped during the period, especially in April and May, as investors were worried about relatively tight yield advantages of high-yield securities in the context of uncertainty about the durability of the economic recovery. At the same time, the downgrading of credit ratings of automotive giants General Motors and Ford added to the volatility in the high yield market. In contrast, emerging markets performed well. On international currency exchanges, the euro fell against the U.S. dollar, limiting the performance of European-based, high-grade investments. In the following discussion, Andrew D. Feltus, a member of the team managing Global High Yield VCT Portfolio, provides an update on the Portfolio and its operations from the Portfolio's inception on March 18, 2005 through June 30, 2005.

Q: How did the Portfolio perform?

A. The Portfolio outperformed our benchmark during the challenging period for high-yield investing. From the Portfolio's inception on March 18, 2005 through the end of the fiscal period on June 30, 2005 the Portfolio's Class II shares produced a total return of 1.87%. During the same period, the benchmark Merrill Lynch Global High Yield and Emerging Markets Plus Index returned 1.53%.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the factors that most influenced performance?

A. Against a volatile investment backdrop, we made two major decisions that helped performance. The first was to start out with a 50% cash position and then invest those assets gradually as valuations seemed reasonable and opportunities presented themselves. The second decision was to invest only 7% of Portfolio assets in euro-linked holdings. And, of that, about 2% of Portfolio assets were allocated to Norway, one of the better performing foreign markets.

   On the negative side, we underweighted emerging markets during the Portfolio's initial operations. Despite the good short-term performance in those markets, we were concerned about potential increased volatility in those markets, especially in those Latin American countries that were preparing for major national elections.

Q: What were some of the investments that most directly affected results?

A. Among our U.S. high-yield holdings, a stand-out performer was Intelsat, the satellite communications corporation whose bonds we were able to purchase at attractive prices after a correction in the high-yield market. Several emerging market investments also added to results. One was the new bond issue of ATF Bank, the fourth largest bank in Kazakhstan, which became available at an attractive price. Another was the Russian energy company Gazprom, which benefited from the sharp increases in oil prices. We were able to invest in a bond issued by the Republic of Panama at par value during the period and witnessed the price rise to a healthy premium.

   The most noteworthy disappointment for the quarter was the investment in Anchor Glass, a bottle maker whose bonds fell in a general draft in the high-yield market.

Q: What is your investment outlook?

A. We anticipate continued healthy growth in the global economy, although the U.S. high-yield bond market may be held back as the U.S. Federal Reserve Board maintains its policy of tightening money supply by raising short-term interest rates. Despite that concern, we think the economic and corporate fundamentals are positive, and overall bond valuations are reasonable - neither very high nor very low. In this environment, we expect to continue to seek to identify securities with attractive valuations issued by companies with good prospects.

   We intend to maintain a well diversified strategy going forward. Diversification is important in controlling risk. Our policy is to invest a minimum of one-third of Portfolio assets in the United States and a minimum of one-third of assets in international bonds. We have no minimum in the emerging markets, where we intend to invest as we find compelling values. While our process emphasizes fundamental research of securities, we also are very conscious of the macroeconomic and political factors that can influence the performance of individual securities independently of the strength of a company's underlying fundamentals.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in high yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Portfolio will generally rise. Because the Portfolio invests in a limited number of companies, a change in one security's value may have a more significant effect on the Portfolio's value. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Global High Yield VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                                Value
               CORPORATE BONDS - 88.9%
               Energy - 8.5%
               Coal & Consumable Fuels - 1.4%
$   20,000     Indocoal Exports Cayman, 7.134%, 7/6/12 (144A)                      $   19,926
                                                                                   ----------
               Oil & Gas Drilling - 1.8%
    25,000     Ocean Rig Norway AS, 8.375%, 7/1/13 (144A)                          $   25,313
                                                                                   ----------
               Oil & Gas Equipment & Services - 1.6%
    20,000     J Ray McDermott SA, 11.0%, 12/15/13 (144A)                          $   22,400
                                                                                   ----------
               Oil & Gas Exploration & Production - 3.7%
    15,000     Delta Petroleum Corp., 7.0%, 4/1/15 (144A)                          $   14,100
    20,000     Gazprom International SA, 7.201%, 2/1/20 (144A)                         21,550
    15,000     Petroquest Energy, Inc., 10.375%, 5/15/12 (144A)                        14,812
                                                                                   ----------
                                                                                   $   50,462
                                                                                   ----------
               Total Energy                                                        $  118,101
                                                                                   ----------
               Materials - 21.9%
               Aluminum - 1.8%
    25,000     Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)                       $   24,563
                                                                                   ----------
               Commodity Chemicals - 3.0%
    20,000     Aventine Renewable Energy, Floating Rate Note, 12/15/11 (144A)      $   19,200
    20,000     Invista, 9.25%, 5/1/12 (144A)                                           21,875
                                                                                   ----------
                                                                                   $   41,075
                                                                                   ----------
               Diversified Metals & Mining - 2.9%
    40,000     Vedenta Resources Plc, 6.625%, 2/22/10 (144A)                       $   39,470
                                                                                   ----------
               Forest Products - 2.3%
     5,000     Mandra Foresty, 12.0%, 5/15/13 (144A)                               $    5,000
    25,000     Sino Forest Corp., 9.125%, 8/17/11 (144A)                               27,312
                                                                                   ----------
                                                                                   $   32,312
                                                                                   ----------
               Metal & Glass Containers - 0.8%
    15,000     Anchor Glass Container, 11.0%, 2/15/13                              $   11,700
                                                                                   ----------
               Paper Packaging - 3.6%
    25,000     AEP Industries, Inc., 7.875%, 3/15/13 (144A)                        $   25,055
    25,000     Graham Packaging Co., 9.875%, 10/15/14 (144A)                           25,063
                                                                                   ----------
                                                                                   $   50,118
                                                                                   ----------
               Specialty Chemicals - 4.5%
    20,000     Braskem SA, 11.75%, 1/22/14                                         $   24,200
    30,000     Crystal US Holdings, Inc., Floating Rate Note, 10/1/14                  20,850
    15,000     Rhodia SA, 9.25%, 6/1/11                                                17,923
                                                                                   ----------
                                                                                   $   62,973
                                                                                   ----------
               Steel - 2.9%
    20,000     CSN Islands IX Corp., 10.0%, 1/15/15 (144A)                         $   21,600
    20,000     International Steel Group, 6.5%, 4/15/14                                19,200
                                                                                   ----------
                                                                                   $   40,800
                                                                                   ----------
               Total Materials                                                     $  303,011
                                                                                   ----------


The accompanying notes are an integral part of these financial statements.     5

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                                Value
                 Capital Goods - 3.7%
                 Building Products - 1.1%
$   15,000       Builders Firstsource, Inc., Floating Rate Note, 2/15/12           $   14,925
                                                                                   ----------
                 Construction & Farm Machinery & Heavy Trucks - 2.6%
    10,000       American Rock Salt Co., LLC, 9.5%, 3/15/14                        $   10,150
    25,000       Navistar International, 7.5%, 6/15/11                                 25,500
                                                                                   ----------
                                                                                   $   35,650
                                                                                   ----------
                 Total Capital Goods                                               $   50,575
                                                                                   ----------
                 Commercial Services & Supplies - 6.0%
                 Diversified Commercial Services - 3.4%
    15,000       Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)               $   13,875
    20,000       Park-Ohio Industries, Inc., 8.375%, 11/15/14 (144A)                   17,850
    15,000       United Rentals NA, Inc., 7.75%, 11/15/13                              14,738
                                                                                   ----------
                                                                                   $   46,463
                                                                                   ----------
                 Environmental & Facilities Services - 1.6%
    20,000       Clean Harbors, Inc., 11.25%, 7/15/12 (144A)                       $   22,200
                                                                                   ----------
                 Human Resource & Employment Services - 1.0%
    15,000       Knowlege Learning Center, 7.25%, 2/1/15 (144A)                    $   14,325
                                                                                   ----------
                 Total Commercial Services & Supplies                              $   82,988
                                                                                   ----------
                 Transportation - 6.3%
                 Airlines - 1.2%
    20,000       Continental Air, Inc., 7.568%, 12/1/06                            $   17,221
                                                                                   ----------
                 Marine - 1.6%
    25,000       Stena AB, 7.0%, 12/1/16                                           $   23,188
                                                                                   ----------
                 Railroads - 1.5%
    20,000       TFM SA DE CV, 9.375%, 5/1/12 (144A)                               $   20,800
                                                                                   ----------
                 Trucking - 1.8%
    25,000       Greenbrier Co., Inc., 8.375%, 5/15/15 (144A)                      $   25,438
                                                                                   ----------
                 Total Transportation                                              $   86,647
                 Automobiles & Components - 8.5%
                 Auto Parts & Equipment - 4.9%
     5,000       Commercial Vehicle Group, 8.0%, 7/1/13                            $    5,100
    20,000       Delphi Corp., 6.55%, 6/15/06                                          19,450
    25,000       Stanadyne Corp., 10.0%, 8/15/14                                       23,374
    20,000       Tenneco Automotive, Inc., 8.625%, 11/15/14                            20,100
                                                                                   ----------
                                                                                   $   68,024
                                                                                   ----------
                 Automobile Manufacturers - 0.7%
    10,000       Ford Motor Credit Corp., 7.375%, 10/28/09                         $    9,772
                                                                                   ----------
                 Tires & Rubber - 2.9%
    20,000       Cooper Standard Auto, 8.375%, 12/15/14                            $   15,800
    25,000       Goodyear Tire & Rubber, 9.0%, 7/1/15 (144A)                           24,812
                                                                                   ----------
                                                                                   $   40,612
                                                                                   ----------
                 Total Automobiles & Components                                    $  118,408
                                                                                   ----------

6  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
  Amount                                                                               Value
               Consumer Durables & Apparel - 3.0%
               Homebuilding - 3.0%
$   25,000     WCI Communities, Inc., 6.625%, 3/15/15                             $   22,875
    20,000     William Lyon Homes, 7.625%, 12/15/12                                   19,100
                                                                                  ----------
                                                                                  $   41,975
                                                                                  ----------
               Total Consumer Durables & Apparel                                  $   41,975
                                                                                  ----------
               Media - 3.6%
               Broadcasting & Cable Television - 2.5%
    15,000     Kabel Deutschland GMBH, 10.625%, 7/1/14                            $   16,275
    15,000     NTL Cable PLC, 8.75%, 4/15/14                                          19,148
                                                                                  ----------
                                                                                  $   35,423
                                                                                  ----------
               Movies & Entertainment - 1.1%
    15,000     Corp Interamer De Entret, 8.875%, 6/14/15 (144A)                   $   14,813
                                                                                  ----------
               Total Media                                                        $   50,236
                                                                                  ----------
               Food, Beverage & Tobacco - 1.8%
               Brewers - 1.8%
    25,000     Argentine Beverages, 7.375%, 3/22/12 (144A)                        $   25,438
                                                                                  ----------
               Total Food, Beverage & Tobacco                                     $   25,438
                                                                                  ----------
               Health Care Equipment & Services - 3.5%
               Health Care Equipment - 2.4%
    15,000     Hanger Orthpedic Group, 10.375% 2/15/09                            $   13,838
    20,000     Medical Services Co., Floating Rate Note, 10/15/11 (144A)              19,900
                                                                                  ----------
                                                                                  $   33,738
                                                                                  ----------
               Health Care Facilities - 1.1%
    15,000     Psychiatric Solutions, 7.75%, 7/15/15 (144A)                       $   15,000
                                                                                  ----------
               Total Health Care Equipment & Services                             $   48,738
                                                                                  ----------
               Pharmaceuticals & Biotechnology - 1.4%
               Pharmaceuticals -- 1.4%
    20,000     Warner Chilcott Corp., 8.75%, 2/1/15 (144A)                        $   19,450
                                                                                  ----------
               Total Pharmaceuticals & Biotechnology                              $   19,450
                                                                                  ----------
               Banks - 4.1%
               Diversified Banks - 4.1%
    25,000     ATF Bank JSC, 9.25%, 4/12/12 (144A)                                $   25,624
    30,000     Turanalem Finance BV, 8.5%, 2/10/15 (144A)                             30,900
                                                                                  ----------
                                                                                  $   56,524
                                                                                  ----------
               Total Banks                                                        $   56,524
                                                                                  ----------
               Diversified Financials - 3.2%
               Diversified Financial Services - 3.2%
    20,000     Dollar Financial Group, 9.75%, 11/15/11                            $   20,625
    25,000     Glencore Funding LLC, 6.0%, 4/15/14 (144A)                             23,972
                                                                                  ----------
                                                                                  $   44,597
                                                                                  ----------
               Total Diversified Financials                                       $   44,597
                                                                                  ----------

  The accompanying notes are an integral part of these financial statements.   7

Pioneer Global High Yield VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                                Value
                     Insurance - 3.3%
                     Life & Health Insurance - 1.8%
$   25,000           Presidential Life Corp., 7.875%, 2/15/09                      $   25,500
                                                                                   ----------
                     Reinsurance - 1.5%
    20,000           Platinum Underwriters Financial, 7.5%, 6/1/17 (144A)          $   20,280
                                                                                   ----------
                     Total Insurance                                               $   45,780
                                                                                   ----------
                     Telecommunication Services - 8.2%
                     Integrated Telecommunication Services - 3.5%
    20,000           Eschelon Operating Co., 8.375%, 3/15/10                       $   17,400
    15,000           Telecom Argent Stet Fran., 7.25%, 7/1/12                          18,421
    20,000           Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15 (144A)         13,350
                                                                                   ----------
                                                                                   $   49,171
                                                                                   ----------
                     Wireless Telecommunication Services - 4.7%
    15,000           Cell C Pty Ltd., 8.625%, 7/1/12 (144A)                        $   18,581
    25,000           Tele Norte Leste Participacoes, 8.0%, 12/18/13                    25,750
    20,000           UBS (Vimpelcom), 8.0%, 2/11/10 (144A)                             20,100
                                                                                   ----------
                                                                                   $   64,431
                                                                                   ----------
                     Total Telecommunication Services                              $  113,602
                                                                                   ----------
                     Utilities - 1.9%
                     Electric Utilities - 1.5%
    20,000           Tenaska Alabama II Part, 7.0%, 6/30/21 (144A)                 $   20,250
                                                                                   ----------
                     Multi-Utilities - 0.4%
     5,000           Reliant Energy, Inc., 6.75%, 12/15/14                         $    4,888
                                                                                   ----------
                     Total Utilities                                               $   25,138
                                                                                   ----------
                     TOTAL CORPORATE BONDS
                     (Cost $1,261,026)                                             $1,231,208
                                                                                   ----------
                     ASSET BACKED SECURITIES - 2.9%
                     Transportation - 1.5%
                     Airlines - 1.5%
    28,756           American Airline, 7.377%, 5/23/19                             $   20,575
                                                                                   ----------
                     Total Transportation                                          $   20,575
                                                                                   ----------
                     Utilities - 1.4%
                     Electric Utilities - 1.4%
    19,632           Ormat Funding Corp., 8.25%, 12/30/20                          $   19,829
                                                                                   ----------
                     Total Utilities                                               $   19,829
                                                                                   ----------
                     TOTAL ASSET BACKED SECURITIES
                     (Cost $39,044)                                                $   40,404
                                                                                   ----------
                     FOREIGN GOVERNMENT BONDS - 2.9%
                     Government - 2.9%
15,000,000 Euro      Republic of Columbia, 11.75%, 3/1/10                          $    6,865
    30,000           Republic of Panama, 7.25%, 3/15/15                                32,610
                                                                                   ----------
                                                                                   $   39,475
                                                                                   ----------
                     Total Government                                              $   39,475
                                                                                   ----------
                     TOTAL FOREIGN GOVERNMENT BONDS
                     (Cost $36,680)                                                $   39,475
                                                                                   ----------


 8  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                                 Value
                     RIGHTS/WARRANTS - 0.0%
                     Materials - 0.0%
                     Forest Products - 0.0%
         5           Mandra Forestry-CW13, Exp. 5/15/13*                           $        -
                                                                                   ----------
                     Total Materials                                               $        -
                                                                                   ----------
                     TOTAL RIGHTS/WARRANTS
                     (Cost $0)                                                     $        -
                                                                                   ----------
                     TOTAL INVESTMENT IN SECURITIES - 94.7%                        $1,311,087
                                                                                   ----------
                     (Cost $1,297,405)
                     OTHER ASSETS AND LIABILITIES - 5.3%                           $   74,061
                                                                                   ----------
                     TOTAL NET ASSETS - 100.0%                                     $1,385,148
                                                                                   ==========

*     Non-income producing security
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005, the value of these securities amounted to $734,197 or 53.0% of net assets.
Note: Principal amounts are denominated in US dollars unless otherwise denoted. EURO Euro dollar.


The accompanying notes are an integral part of these financial statements.     9

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                             3/18/05(a) to
                                                                                                6/30/05
Class II                                                                                      (unaudited)
Net asset value, beginning of period                                                            $ 10.00
                                                                                                -------
Increase from investment operations:
 Net investment income                                                                          $  0.17
 Net realized and unrealized gain on investments                                                   0.01
                                                                                                -------
  Net increase from investment operations                                                       $  0.19
Distributions to shareowners:
 Net investment income                                                                            (0.16)
 Net realized gain                                                                                    -
                                                                                                -------
 Net increase in net asset value                                                                $  0.02
                                                                                                -------
 Net asset value, end of period                                                                 $ 10.02
                                                                                                =======
Total return*                                                                                      1.87%
Ratio of net expenses to average net assets+                                                       1.00%**
Ratio of net investment income to average net assets+                                              6.18%**
Portfolio turnover rate                                                                              59%**
Net assets, end of period (in thousands)                                                        $ 1,385
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                     18.77%**
 Net investment loss                                                                             (11.60)%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                      1.00%**
 Net investment income                                                                             6.18%**

(a) Class II Shares were first publicly offered on March 18, 2005.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

10  The accompanying notes are an integral part of these financial statemnts.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (cost $1,297,405)                                   $1,311,087
 Cash                                                                                      110,156
 Foreign currencies, at value (cost $63,431)                                                60,413
 Receivables --
 Interest                                                                                   23,388
 Due from Pioneer Investment Management, Inc.                                               30,330
                                                                                        ----------
  Total assets                                                                          $1,535,374
                                                                                        ----------
LIABILITIES:
 Payables --
  Investment securities purchased                                                       $  133,066
  Dividends                                                                                  3,952
 Due to affiliates                                                                             588
 Accrued expenses                                                                           12,620
                                                                                        ----------
   Total liabilities                                                                    $  150,226
                                                                                        ----------
NET ASSETS:
 Paid-in capital                                                                        $1,371,724
 Undistributed net investment income                                                           277
 Accumulated undistributed net realized gain                                                 2,609
 Net unrealized gain (loss) on:
 Investments                                                                                13,682
 Forward foreign currency contracts and other assets and liabilities denominated in
  foreign currencies                                                                        (3,144)
                                                                                        ----------
  Total net assets                                                                      $1,385,148
                                                                                        ----------
NET ASSET VALUE PER SHARE:
Class II:
(No par value, unlimited number of shares authorized)
 Net assets                                                                             $1,385,148
 Shares outstanding                                                                        138,183
                                                                                        ----------
 Net asset value per share                                                              $    10.02


 The accompanying notes are an integral part of these financial statements.   11

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           For the period from
                                                                                         3/18/05 (Commencement of
                                                                                          Operations) to 6/30/05
INVESTMENT INCOME:
 Interest                                                                                        $  18,956
                                                                                                 ---------
 Total investment income                                                                         $  18,956
                                                                                                 ---------
EXPENSES:
 Management fees                                                                                 $   1,680
 Transfer agent fees                                                                                   451
 Distribution fees (Class II)                                                                          476
 Administrative fees                                                                                 4,761
 Custodian fees                                                                                      4,629
 Professional fees                                                                                   9,408
 Printing                                                                                           27,718
 Fees and expenses of nonaffiliated trustees                                                           108
 Miscellaneous                                                                                         361
                                                                                                 ---------
  Total expenses                                                                                 $  49,592
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.          (46,950)
                                                                                                 ---------
   Net expenses                                                                                  $   2,642
                                                                                                 ---------
   Net investment income                                                                         $  16,314
                                                                                                 ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain from:
  Investments                                                                                    $   2,017
  Forward foreign currency contracts and other assets and liabilities denominated in
   foreign currencies                                                                            $     592
                                                                                                 ---------
                                                                                                 $   2,609
                                                                                                 ---------
 Change in net unrealized gain (loss) from:
  Investments                                                                                    $  13,682
  Forward foreign currency contracts and other assets and liabilities denominated in             $  (3,144)
   foreign currencies
                                                                                                 ---------
                                                                                                 $  10,538
                                                                                                 ---------
  Net gain (loss) on investments and foreign currency transactions                               $  13,147
                                                                                                 ---------
  Net increase (decrease) in net assets resulting from operations                                $  29,461
                                                                                                 =========


12  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            For the period from
                                                                                           3/18/05 (Commencement
                                                                                         of Operations) to 6/30/05
                                                                                                (unaudited)
FROM OPERATIONS:
Net investment income                                                                           $   16,314
Net realized gain on investments                                                                     2,609
Change in net unrealized gain on investments and foreign currency transactions                      10,538
                                                                                                ----------
 Net increase in net assets resulting from operations                                           $   29,461
                                                                                                ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
 Class II                                                                                       $  (16,037)
                                                                                                ----------
  Total distributions to shareholders                                                           $  (16,037)
                                                                                                ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                                $1,368,757
Reinvestment of distributions                                                                        4,542
Cost of shares repurchased                                                                          (1,575)
                                                                                                ----------
 Net increase in net assets resulting from fund share transactions                              $1,371,724
                                                                                                ----------
 Net increase in net assets                                                                     $1,385,148
NET ASSETS:
Beginning of period                                                                                     --
                                                                                                ----------
End of period                                                                                   $1,385,148
                                                                                                ==========
Accumulated net investment income, end of period                                                $      277
                                                                                                ==========


The accompanying notes are an integral part of these financial statements.    13

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Global High Yield VCT Portfolio (the Portfolio) is a Portfolio of the Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-eight separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

The Global High Yield Portfolio commenced operations on March 18, 2005.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The investment objective of Global High Yield Portfolio seeks to maximize total return through a combination of income and capital appreciation.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Taxes
   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C. Portfolio Shares
   The Portfolio records sales and repurchases of its portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees are calculated based on the average daily net asset values attributable to Class I and Class II shares of the Portfolio, respectively.

D. Securities Lending
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

E. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $136 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $451 in transfer agent fees payable to PIMSS at June 30, 2005.

4. Distribution Plans
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $1 payable to PFD at June 30, 2005.

5. Aggregate Unrealized Appreciation and Depreciation
At June 30, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------------------------
                                                                                         Net
                                                      Gross            Gross        Appreciation/
                                    Tax Cost      Appreciation     Depreciation     (Depreciation)
--------------------------------------------------------------------------------------------------
 Global High Yield Portfolio      $1,297,405         $25,652          $11,970          $13,682
                                  ==========         =======          =======          =======
--------------------------------------------------------------------------------------------------

6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $1,424,027 and $129,906, respectively.

7. Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six month ended June 30, 2005:

--------------------------------------------------------------------------------
Global High Yield Portfolio         '05 Shares      '05 Amount
--------------------------------------------------------------------------------
 CLASS II:
 Shares sold                         137,869        $1,368,757
 Reinvestment of distributions           455             4,542
 Shares repurchased                     (141)           (1,575)
                                     -------------------------------------------
  Net increase                       138,183        $1,371,724
                                     ===========================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

[logo]PIONEER
      Investments(R)

Pioneer Variable Contracts Trust

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

                                                                   17887-00-0805

                                                            [logo]PIONEER
                                                                  Investments(R)


                                                                 [Logo]
                                                                 PIONEER
                                                                 Investments(R)










                        PIONEER VARIABLE CONTRACTS TRUST

             Pioneer Growth Shares VCT Portfolio -- Class II Shares










                                                               SEMIANNUAL REPORT

                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

Pioneer Growth Shares VCT Portfolio

  Portfolio and Performance Update                              2

  Comparing Ongoing Portfolio Expenses                          3

  Portfolio Management Discussion                               4

  Schedule of Investments                                       5

  Financial Statements                                          7

  Notes to Financial Statements                                11

  Factors Considered by the Independent Trustees

    in Approving the Management Contract                       15

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks                                      87.6%
Temporary Cash Investment                                5.3%
Depositary Receipts for International Stocks             7.1%

Sector Distribution
(As a percentage of equity holdings)

Energy                                                   1.6%
Telecommunication Services                               1.7%
Financials                                               6.7%
Industrials                                              7.8%
Consumer Staples                                        12.9%
Consumer Discretionary                                  15.2%
Health Care                                             21.0%
Information Technology                                  33.1%

Five Largest Holdings
(As a percentage of equity holdings)

1.       Microsoft Corp.              5.34%
2.       Cisco Systems, Inc.          4.05
3.       Symantec Corp.               3.70
4.       PepsiCo, Inc.                3.31
5.       Procter & Gamble Co.         3.15

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------
Prices and Distributions

                                6/30/05       12/31/04
Net Asset Value per Share      $ 12.50        $ 12.87


Distributions per Share                     Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends      Capital Gains     Capital Gains
                           $ 0.0772       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Growth Shares VCT Portfolio at net asset value, compared to that of the Russell 1000 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

----------------------------------------------------------
                     Growth of $10,000
----------------------------------------------------------
      Date            Value       S&P 500   Russell 1000
                                               Index
   10/31/1997        $10,000      $10,000     $10,000
                     $12,553      $12,527     $12,371
   6/30/1999         $14,890      $15,380     $15,084
                     $14,651      $16,497     $16,479
   6/30/2001         $12,310      $14,053     $14,016
                      $8,109      $11,529     $11,510
   6/30/2003          $7,999      $11,558     $11,620
                      $8,753      $13,764     $13,883
   6/30/2005          $9,148      $14,627     $14,980
----------------------------------------------------------

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------

Life-of-Class                                                           -1.08%
(10/31/97)
5 Years                                                                 -8.88%
1 Year                                                                   5.15%

All total returns shown assume reinvestment of distributions at net asset value.
The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Shares VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005

     Share Class                                                  II
     --------------------------------------------------------------------
     Beginning Account Value on 1/1/05                        $ 1,000.00
     Ending Account Value on 6/30/05                          $   977.20
     Expenses Paid During Period*                             $     5.98

* Expenses are equal to the Portfolio's annualized expense ratio of 1.22% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Shares VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2004 through December 31, 2004.



     Share Class                                                  II
     --------------------------------------------------------------------
     Beginning Account Value on 1/1/05                        $ 1,000.00
     Ending Account Value on 6/30/05                          $ 1,018.74
     Expenses Paid During Period*                             $     6.11

* Expenses are equal to the Portfolio's annualized expense ratio of 1.22% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05

Large company growth stocks slumped early in 2005 before staging a comeback in May and June. However, the comeback was not sufficient to avoid negative results for growth stocks for the six months ended June 30, 2005. In the following interview, Christopher Galizio discusses the factors that affected the performance of Pioneer Growth Shares VCT Portfolio during the six months ended June 30, 2005. Mr. Galizio is one of the co-managers responsible for day-to-day management of the Portfolio.

Q.   How did the Portfolio perform during the six months ended June 30, 2005?

A. Performance slightly lagged that of the large-cap growth universe, principally because of poor results from a few holdings. For the first six months of 2005, the Portfolio's Class II shares had a total return of -2.28%, while Russell 1000 Growth Index returned -1.72%, and the average return of the 670 funds in Lipper's Large Cap Growth Fund category was -1.72%.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What were the principal factors affecting the Portfolio's results for the period?

A. We made good sector allocations during the six months, helping to support Portfolio performance. We began 2005 with an emphasis on the cyclical sectors, notably the materials, industrials and energy areas. We saw that the economy was continuing to recover, and a number of shortages were occurring in commodity markets, including copper. After these stocks rallied in the early months of the year, we took profits and reduced our positions substantially, even eliminating the Portfolio's materials investments. We believe the share prices of many of these companies had gone higher than we thought the corporations' values merited, and we decided to sell into strong demand. We were concerned that market interest rates - which had been declining despite the tightening policies of the U.S. Federal Reserve Board - finally would begin to rise, adversely affecting cyclical stocks. Our worry about the risk of higher interest rates also prompted us to reduce our investments in consumer discretionary stocks, especially retailers. As we did this, we moved from cyclical stocks into less cyclical growth stocks, including information technology and health care. Both those sectors went from being underweighted to being emphasized over the course of the six months. In general, we believed it was time to move into companies with long-term growth prospects not dependent on cyclical movements.

Q. What were some of the individual investments that helped support performance?

A. Our investment in Texas Instruments was a major help to performance as it appreciated significantly, with improved earnings prospects of its semiconductors and wireless phones and the introduction of a new generation of wireless telecommunications technology.

     Two of our best decisions were to avoid or de-emphasize major companies that were significant parts of the Russell 1000 Growth Index. We completely avoided IBM stock, which declined by 20% during the six months. We also limited exposure to Internet auction company eBay, whose stock declined 41% over the period.

     Two generic drug manufacturers turned in stellar performance for the period. Both IVAX and Endo Pharmaceutical rose with the improving outlook for generic manufacturers as several major drugs were scheduled to lose their patent protection in the near future. Both firms also had company-specific issues that gave their share prices extra support. IVAX received FDA approval of a new technology for inhalers for asthma patients, while Endo won a court case challenging another company's claimed patent for the pain reliever oxycontin.

     Other strong performers included copper miners Phelps Dodge and Freeport-McMoRan, both of which we sold before the period ended, Altria Group, which won a court fight in a tobacco liability suit in which it was a defendant, and Hewlett-Packard, which gained on news of the appointment of a new chief executive.

Q.   What were some of the investments that held back performance?

A. The biggest disappointment was Avaya, the producer of enterprise telephone systems for large corporations and other major institutions, whose stock price declined by 50%. Avaya offers large enterprises both traditional phone equipment as well as a newer technology that helps institutions transition to Internet-based phone systems. However, sales of the traditional equipment lagged, while the new technology failed to meet expectations. Despite the disappointment, we have retained the position. We also continue to own another notable detractor, information technology consulting company Accenture. The company reported disappointing earnings, but we believe it has the potential to recover. Another disappointment was American International Group, the giant insurer, whose stock price plummeted in the midst of an SEC investigation into its finances that resulted in the forced resignation of its long-time chief executive.

Q.   What is your outlook for the coming months?

A. We believe the best opportunities will come from investments in secular, or long-term, growth companies, that are less sensitive to interest rates and the business cycle than are cyclical companies. We think interest rates are very low and are due to start rising, while oil and basic materials prices may be vulnerable to price corrections.

     We have seen particular value in the information technology and health care companies, which have the potential to produce more consistent earnings.


     Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------


      Shares                                                    Value
                  COMMON STOCKS - 98.2%
                  Energy - 1.6%
                  Integrated Oil & Gas - 1.6%
       4,300      Occidental Petroleum Corp.              $   330,799
       9,900      Repsol SA (A.D.R.)                          248,787
                                                          -----------
                                                          $   579,586
                                                          -----------
                  Total Energy                            $   579,586
                                                          -----------
                  Capital Goods - 7.0%
                  Aerospace & Defense - 1.7%
       3,400      L-3 Communications Holdings, Inc.       $   260,372
       7,000      United Technologies Corp.                   359,450
                                                          -----------
                                                          $   619,822
                                                          -----------
                  Building Products - 1.1%
      10,000      American Standard Co., Inc.             $   419,200
                                                          -----------
                  Construction, Farm Machinery &
                  Heavy Trucks - 1.7%
       9,300      Deere & Co.                             $   609,057
                                                          -----------
                  Industrial Conglomerates - 1.3%
      16,500      Tyco International, Ltd.                $   481,800
                                                          -----------
                  Industrial Machinery - 1.2%
       5,300      Illinois Tool Works, Inc.               $   422,304
                                                          -----------
                  Total Capital Goods                     $ 2,552,183
                                                          -----------
                  Commercial Services & Supplies - 0.7%
                  Diversified Commercial Services - 0.7%
       4,200      The Dun & Bradstreet Corp.*             $   258,930
                                                          -----------
                  Total Commercial Services &
                  Supplies                                $   258,930
                                                          -----------
                  Consumer Durables & Apparel - 0.8%
                  Apparel, Accessories & Luxury Goods - 0.8%
       7,100      Liz Claiborne, Inc.                     $   282,296
                                                          -----------
                  Total Consumer Durables & Apparel       $   282,296
                                                          -----------
                  Consumer Services - 1.8%
                  Education Services - 1.0%
       4,700      Apollo Group, Inc.*                     $   367,634
                                                          -----------
                  Hotels, Resorts & Cruise Lines - 0.8%
       5,100      Carnival Corp.                          $   278,205
                                                          -----------
                  Total Consumer Services                 $   645,839
                                                          -----------
                  Media - 4.7%
                  Advertising - 0.9%
       4,200      Omnicom Group                           $   335,412
                                                          -----------
                  Broadcasting & Cable Television - 2.1%
      76,100      Liberty Media Corp.*                    $   775,459
                                                          -----------
                  Movies & Entertainment - 1.7%
      24,400      The Walt Disney Co.                     $   614,392
                                                          -----------
                  Total Media                             $ 1,725,263
                                                          -----------

      Shares                                                    Value
                  Retailing - 7.6%
                  Apparel Retail - 1.8%
      27,400      TJX Co., Inc.                           $   667,190
                                                          -----------
                  Computer & Electronics Retail - 1.2%
       6,400      Best Buy Co., Inc.                      $   438,720
                                                          -----------
                  Home Improvement Retail - 4.6%
      17,700      Home Depot, Inc.                        $   688,530
      17,300      Lowe's Co., Inc.                          1,007,206
                                                          -----------
                                                          $ 1,695,736
                                                          -----------
                  Total Retailing                         $ 2,801,646
                                                          -----------
                  Food, Beverage & Tobacco - 7.4%
                  Soft Drinks - 4.8%
       9,700      Fomento Economico Mexicano SA de CV     $   577,829
      22,000      PepsiCo, Inc.                             1,186,460
                                                          -----------
                                                          $ 1,764,289
                                                          -----------
                  Tobacco - 2.6%
      14,700      Altria Group, Inc.                      $   950,502
                                                          -----------
                  Total Food, Beverage & Tobacco          $ 2,714,791
                                                          -----------
                  Household & Personal Products - 5.2%
                  Household Products - 3.1%
      21,400      Procter & Gamble Co.                    $ 1,128,850
                                                          -----------
                  Personal Products - 2.1%
      20,400      Avon Products, Inc.                     $   772,140
                                                          -----------
                  Total Household & Personal
                  Products                                $ 1,900,990
                                                          -----------
                  Health Care Equipment & Services - 8.2%
                  Health Care Distributors - 2.5%
      16,000      Cardinal Health, Inc.                   $   921,280
                                                          -----------
                  Health Care Equipment - 4.8%
      14,500      Biomet, Inc.                            $   502,280
      24,700      Boston Scientific Corp.*                    666,900
       8,600      Guidant Corp.                               578,780
                                                          -----------
                                                          $ 1,747,960
                                                          -----------
                  Health Care Services - 0.9%
      13,400      IMS Health, Inc.                        $   331,918
                                                          -----------
                  Total Health Care Equipment &
                  Services                                $ 3,001,158
                                                          -----------
                  Pharmaceuticals & Biotechnology - 12.4%
                  Biotechnology - 4.7%
      17,558      Amgen, Inc.*                            $ 1,061,557
       6,500      Biogen Idec, Inc.*                          223,925
       9,600      Gilead Sciences, Inc.*                      422,304
                                                          -----------
                                                          $ 1,707,786
                                                          -----------

The accompanying notes are an integral part of these financial statements.    5

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

      Shares                                                     Value
                  Pharmaceuticals - 7.7%
      12,300      Astrazeneca Plc (A.D.R.)                 $   507,498
      14,000      Bristol-Myers Squibb Co.                     349,720
      22,511      Endo Pharmaceuticals Holdings, Inc.*         591,589
      32,300      IVAX Corp.*                                  694,450
       7,000      Merck & Co., Inc.                            215,600
      15,092      Par Pharmaceutical Co., Inc.*                480,077
                                                           -----------
                                                           $ 2,838,934
                                                           -----------
                  Total Pharmaceuticals &
                  Biotechnology                            $ 4,546,720
                                                           -----------
                  Banks - 1.3%
                  Diversified Banks - 1.3%
       9,500      Wachovia Corp.                           $   471,200
                                                           -----------
                  Total Banks                              $   471,200
                                                           -----------
                  Diversified Financials - 3.1%
                  Consumer Finance - 0.8%
       3,500      Capital One Financial Corp.              $   280,035
                                                           -----------
                  Diversified Financial Services - 2.3%
      18,300      Citigroup, Inc.                          $   846,009
                                                           -----------
                  Total Diversified Financials             $ 1,126,044
                                                           -----------
                  Insurance - 2.2%
                  Multi-Line Insurance - 2.2%
      13,600      American International Group, Inc.       $   790,160
                                                           -----------
                  Total Insurance                          $   790,160
                                                           -----------
                  Software & Services - 12.4%
                  It Consulting & Other Services - 1.9%
      31,300      Accenture, Ltd.*                         $   709,571
                                                           -----------
                  Systems Software - 10.5%
      26,600      Macrovision Corp.*                       $   599,564
      77,100      Microsoft Corp.                            1,915,164
      61,000      Symantec Corp.*                            1,326,140
                                                           -----------
                                                           $ 3,840,868
                                                           -----------
                  Total Software & Services                $ 4,550,439
                                                           -----------
                  Technology, Hardware & Equipment - 17.2%
                  Communications Equipment - 8.7%
      78,300      Avaya, Inc.*                             $   651,456
      76,000      Cisco Systems, Inc.*                       1,452,360
      32,500      Qualcomm, Inc.                             1,072,825
                                                           -----------
                                                           $ 3,176,641
                                                           -----------
                  Computer Hardware - 4.8%
      21,800      Dell, Inc.*                              $   861,318
      37,500      Hewlett-Packard Co.                          881,625
                                                           -----------
                                                           $ 1,742,943
                                                           -----------
                  Computer Storage & Peripherals - 1.7%
      25,900      Sandisk Corp.*                           $   614,607
                                                           -----------


      Shares                                                     Value
                  Electronic Equipment & Instruments - 2.0%
       3,100      Samsung Electronics                      $   743,225
                                                           -----------
                  Total Technology, Hardware &
                  Equipment                                $ 6,277,416
                                                           -----------
                  Semiconductors - 2.9%
       5,300      Linear Technology Corp.                  $   194,457
      30,200      Texas Instruments, Inc.                      847,714
                                                           -----------
                                                           $ 1,042,171
                                                           -----------
                  Total Semiconductors                     $ 1,042,171
                                                           -----------
                  Telecommunication Services - 1.7%
                  Wireless Telecommunication Services - 1.7%
      25,100      Vodafone Group Plc (A.D.R.)              $   610,432
                                                           -----------
                  Total Telecommunication Services         $   610,432
                                                           -----------
                  TOTAL COMMON STOCKS
                  (Cost $35,042,319)                       $35,877,264
                                                           -----------
                  TEMPORARY CASH INVESTMENTS - 5.5%
                  Security Lending Collateral - 5.5%
   1,999,381      Securities Lending Investment
                  Fund, 3.29%                              $ 1,999,381
                                                           -----------
                  TOTAL TEMPORARY CASH
                  INVESTMENTS
                  (Cost $1,999,381)                        $ 1,999,381
                                                           -----------
                  TOTAL INVESTMENT
                  IN SECURITIES - 103.7%
                  (Cost $37,041,700) (a)                   $37,876,645
                                                           -----------
                  OTHER ASSETS
                  AND LIABILITIES - (3.7)%                 $(1,335,377)
                                                           -----------
                  TOTAL NET ASSETS - 100.0%                $36,541,268
                                                           -----------

*    Non-income producing security
(A.D.R.) American Depositary Receipt
(a)  At June 30, 2005, the following securities were out on loan:

 Shares      Security                        Market Value
  5,600      Biogen Idec, Inc.*              $  192,920
  3,325      Capital One Financial Corp.        266,033
 12,730      IMS Health, Inc.                   315,322
 17,765      Procter & Gamble Co.               937,104
  9,405      Repsol SA (A.D.R.)                 236,348
                                             ----------
             Total                           $1,947,727
                                             ----------

6    The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended        Year        Year
                                                                  6/30/05       Ended       Ended
Class II                                                        (unaudited)   12/31/04    12/31/03
Net asset value, beginning of period                              $ 12.87     $ 12.10     $  9.70
                                                                  -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $    --     $  0.06     $ (0.02)
 Net realized and unrealized gain (loss) on investments             (0.29)       0.71        2.42
                                                                  -------     -------     -------
  Net increase (decrease) from investment operations              $ (0.29)    $  0.77     $  2.40
Distributions to shareowners:
 Net investment income                                              (0.08)         --          --
 Net realized gain                                                     --          --          --
                                                                  -------     --------    -------
 Net increase (decrease) in net asset value                       $ (0.37)    $  0.77     $  2.40
                                                                  -------     --------    -------
 Net asset value, end of period                                   $ 12.50     $ 12.87     $ 12.10
                                                                  -------     --------    -------
Total return*                                                       (2.28)%      6.36%      24.74%
Ratio of net expenses to average net assets+                         1.22%       1.25%       1.44%
Ratio of net investment income (loss) to average net assets+         0.01%       0.74%      (0.40)%
Portfolio turnover rate                                                87%        206%        58%
Net assets, end of period (in thousands)                          $ 8,148     $ 7,749     $ 3,049
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for fees
 paid indirectly:
  Net expenses                                                       1.22%        1.26%      1.44%
  Net investment income (loss)                                       0.01%        0.73%    (0.40)%



                                                                    Year          Year       5/1/00(a)
                                                                   Ended         Ended          To
Class II                                                          12/31/02      12/31/01     12/31/00
Net asset value, beginning of period                             $   14.94     $   18.50     $ 21.68
                                                                 ---------     ---------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   (0.13)    $   (0.05)    $ (0.03)
 Net realized and unrealized gain (loss) on investments              (5.11)        (3.51)      (1.23)
                                                                 ---------     ---------     -------
  Net increase (decrease) from investment operations             $   (5.24)    $   (3.56)    $ (1.26)
Distributions to shareowners:
 Net investment income                                                  --            --          --
 Net realized gain                                                      --            --       (1.92)
                                                                 ---------     ---------     -------
 Net increase (decrease) in net asset value                      $   (5.24)    $   (3.56)    $ (3.18)
                                                                 ---------     ---------     -------
 Net asset value, end of period                                  $    9.70     $   14.94     $ 18.50
                                                                 ---------     ---------     -------
Total return*                                                       (35.07)%      (19.24)%     (6.36)%
Ratio of net expenses to average net assets+                          1.63%         1.58%       1.03%
Ratio of net investment income (loss) to average net assets+         (0.64)%       (0.61)%     (0.33)%
Portfolio turnover rate                                                 86%          111%         95%
Net assets, end of period (in thousands)                         $     263     $     658     $   203
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for fees
 paid indirectly:
  Net expenses                                                        1.63%         1.58%       0.73%
  Net investment income (loss)                                       (0.64)%       (0.61)%     (0.11)%

(a)  Class II shares were first publicly offered on May 1, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    7

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $1,947,727)
 (Cost $37,041,700)                                                                 $  37,876,645
 Cash                                                                                     478,279
 Receivables --
 Investment securities sold                                                               417,574
 Fund shares sold                                                                          10,477
 Dividends, interest and foreign taxes withheld                                            39,031
 Other                                                                                        968
                                                                                    -------------
   Total assets                                                                     $  38,822,974
                                                                                    -------------
LIABILITIES:
 Payables --
 Investment securities purchased                                                    $     225,834
 Fund shares repurchased                                                                    5,784
 Upon return of securities loaned                                                       1,999,381
 Due to affiliates                                                                          1,345
 Accrued expenses                                                                          49,362
                                                                                    -------------
   Total liabilities                                                                $   2,281,706
                                                                                    -------------
NET ASSETS:
 Paid-in capital                                                                    $  74,300,109
 Undistributed net investment income                                                       40,173
 Accumulated net realized gain (loss) on investments                                  (38,633,959)
 Net unrealized gain on investments                                                       834,945
                                                                                    -------------
   Total net assets                                                                 $  36,541,268
                                                                                    -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                         $  28,393,264
 Shares outstanding                                                                     2,243,980
                                                                                    -------------
 Net asset value per share                                                          $       12.65
 Class II:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                         $   8,148,004
 Shares outstanding                                                                       652,020
                                                                                    -------------
 Net asset value per share                                                          $       12.50

8  The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              6/30/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $2,900)       $    225,810
 Interest                                                         2,335
 Income on securities loaned, net                                 1,897
                                                           ------------
  Total investment income                                  $    230,042
                                                           ------------
EXPENSES:
 Management fees                                           $    131,298
 Transfer agent fees and expenses                                 1,488
 Distribution fees (Class II)                                     9,823
 Administrative reimbursements                                    9,326
 Custodian fees                                                  15,753
 Professional fees                                               16,938
 Printing expense                                                   983
 Fees and expenses of nonaffiliated trustees                        237
 Miscellaneous                                                    3,836
                                                           ------------
  Total expenses                                           $    189,682
                                                           ------------
  Net expenses                                             $    189,682
                                                           ------------
    Net investment income                                  $     40,360
                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from investments                        $  1,202,364
                                                           ------------
 Change in net unrealized loss from investments            $ (2,141,818)
                                                           ------------
 Net gain (loss) on investments                            $   (939,454)
                                                           ------------
 Net increase (decrease) in net assets resulting
 from operations                                           $   (899,094)
                                                           ------------

The accompanying notes are an integral part of these financial statements.    9

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     Six Months
                                                                                       Ended              Year
                                                                                      6/30/05            Ended
                                                                                    (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income (loss)                                                       $     40,360      $    271,723
Net realized gain (loss) on investments                                               1,202,364         1,562,700
Change in net unrealized gain or loss on investments                                 (2,141,818)          618,844
                                                                                   ------------      ------------
  Net increase (decrease) in net assets
    resulting from operations                                                      $   (899,094)     $  2,453,267
                                                                                   ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                           $   (221,887)     $         --
 Class II                                                                               (50,023)               --
                                                                                   ------------      ------------
  Total distributions to shareowners                                               $   (271,910)     $         --
                                                                                   ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                   $  1,335,660      $  5,638,676
Reinvestment of distributions                                                           271,910                --
Cost of shares repurchased                                                           (3,944,651)       (6,840,932)
                                                                                   ------------      ------------
 Net increase (decrease) in net assets resulting from Fund share transactions      $ (2,337,081)     $ (1,202,256)
                                                                                   ------------      ------------
 Net increase (decrease) in net assets                                             $ (3,508,085)     $  1,251,011
                                                                                   ------------      ------------
NET ASSETS:
Beginning of period                                                                $ 40,049,353      $ 38,798,342
                                                                                   ------------      ------------
End of period                                                                      $ 36,541,268      $ 40,049,353
                                                                                   ------------      ------------
Undistributed net investment income (loss), end of period                          $     40,173      $    271,723
                                                                                   ------------      ------------

10   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Growth Shares VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-eight separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
     Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
     Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
     Pioneer Balanced VCT Portfolio (Balanced Portfolio)
     Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)

   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The investment objective of Growth Shares Portfolio is to seek capital appreciation.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation
     Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange.

     At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B.   Taxes
     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of the current year distributions paid will be determined at the end of the fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004 and the distributions paid during the year ended December 31, 2004 on a tax basis.

                                                                    2004
--------------------------------------------------------------------------------
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                $    271,723
 Undistributed long-term gain/(capital loss carryforward)      (38,789,169)
 Unrealized appreciation (depreciation)                          2,318,941
 Post-October loss deferred                                       (389,332)
                                                              ------------
  Total                                                       $(36,587,837)
                                                              ------------
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

C.   Portfolio Shares
     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

     Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and the distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

D.   Securities Lending
     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

E.   Repurchase Agreements
     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $781 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $509 in transfer agent fees payable to PIMSS at June 30, 2005.

4.   Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $56 payable to PFD at June 30, 2005.

5.   Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

------------------------------------------------------------------------------------------------------
                                                                                        Net
                                                   Gross             Gross         Appreciation/
                                Tax Cost       Appreciation      Depreciation      (Depreciation)
------------------------------------------------------------------------------------------------------
 Growth Shares Portfolio      $37,699,522       $1,665,116       $ (1,487,993)        $177,123
                              -----------       ----------       ------------         --------
------------------------------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

6.   Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $16,141,361 and $19,103,736, respectively.

7.   Capital Shares
At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2005 and the fiscal year ended December 31, 2004:

Growth Shares Portfolio           '05 Shares     '05 Amount    '04 Shares      '04 Amount
-------------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                         21,290    $    269,594       66,360     $    806,587
 Reinvestment of distributions       17,362         221,887           --               --
 Shares repurchased                (271,806)     (3,456,905)    (515,053)      (6,176,527)
                                   --------    ------------     --------     ------------
  Net increase                     (233,154)   $ (2,965,424)    (448,693)    $ (5,369,940)
                                   --------    ------------     --------     ------------
 CLASS II:
 Shares sold                         84,954       1,066,066      406,516     $  4,832,089
 Reinvestment of distributions        3,964          50,023           --               --
 Shares repurchased                 (38,869)       (487,746)     (56,565)        (664,405)
                                   --------    ------------     --------     ------------
  Net increase                       50,049    $    628,343      349,951     $  4,167,684
                                   --------    ------------     --------     ------------
-------------------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                             (continued)
--------------------------------------------------------------------------------

     performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fifth quintile of the peer group for the 12 months ended June 30, 2004, the fifth quintile of the peer group for the three years ended June 30, 2004, and the fifth quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees noted that recently the Investment Adviser had changed the portfolio manager for the Fund. The Trustees concluded that the actions of the Investment Adviser in appointing a new portfolio manager with the objective of enhancing performance supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio, although higher than its peer group, was reasonable compared to that of comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels,

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     break points in the management fees were not necessary. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17878-00-0805



                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                             Pioneer High Yield VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT

                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer High Yield VCT Portfolio

  Portfolio and Performance Update                               2

  Comparing Ongoing Portfolio Expenses                           3

  Portfolio Management Discussion                                4

  Schedule of Investments                                        5

  Financial Statements                                          11

  Notes to Financial Statements                                 15

  Factors Considered by the Independent Trustees
    in Approving the Management Contract                        19


Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

[The following data was represented as pie charts in the printed material]

Portfolio Diversification                                    Maturity Distribution
(As a percentage of total investment portfolio)              (As a percentage of total investment in securities)
U.S. Corporate Bonds         67.9%                           0-1 year                     0.2%
Convertible Corporate Bonds  16.8%                           1-3 years                    9.4%
Temporary Cash Investments    6.1%                           3-4 years                   20.8%
U.S. Common Stocks            4.7%                           4-6 years                   47.4%
Convertible Preferred Stocks  2.9%                           6-8 years                   11.7%
Preferred Stocks              1.6%                           8+ years                    10.5%

Five Largest Holdings
(As a percentage of long-term holdings)

1.      Mueller Industries, Inc.,
          6.0%, 11/1/14               4.70%
2.      DRS Technologies, Inc.,
          6.875%, 11/1/13             3.08
3.      Allegheny Energy Supply,
          7.8%, 3/15/11               3.04
4.      Novelis, Inc., 7.25%,
          2/15/15, (144A)             3.02
5.      Valeant Pharmaceuticals,
          7.0%, 12/15/11              3.01

The Portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05       12/31/04
Net Asset Value per Share     $10.89        $11.67


Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $0.3000       $0.0579           $0.3211

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer High Yield VCT Portfolio at net asset value, compared to that of Merrill Lynch
(ML) High Yield Master II Index and of the ML Index of Convertible Bonds (Speculative Quality). Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[The following data was represented as a line chart in the printed material]

                                  ML Convertible
          Pioneer         ML            Bonds
           High        High Yield   (Speculative
         Yield VCT     Master II      Quality)
         Portfolio       Index         Index
5/00      $10,000       $10,000       $10,000
          $10,691       $10,193       $10,511
6/01      $11,851       $10,101       $8,074
          $12,403       $9,658        $7,377
6/03      $14,659       $11,804       $9,197
          $16,042       $13,006       $11,090
6/05      $17,120       $14,387       $11,243

Index comparisons begin on 4/30/00. The ML High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The ML Index of Convertible Bonds (speculative quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value

Life-of-Class       10.53%
(5/1/00)
5 Years              9.88%
1 Year               6.73%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Yield VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005.

      Share Class                                     II
      ------------------------------------------------------
      Beginning Account Value on 1/1/05            $1,000.00
      Ending Account Value on 6/30/05              $  991.70
      Expenses Paid During Period*                 $    5.19

* Expenses are equal to the Portfolio's annualized expense ratio of 1.05% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Yield VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005.

      Share Class                                    II
      ------------------------------------------------------
      Beginning Account Value on 1/1/05            $1,000.00
      Ending Account Value on 6/30/05              $1,019.59
      Expenses Paid During Period*                 $    5.26

* Expenses are equal to the Portfolio's annualized expense ratio of 1.05% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

The high-yield market posted a slightly positive return during the six months ended June 30, 2005, as the income provided by high-yield bonds offset their price depreciation. Portfolio manager Margaret Patel, in the interview that follows, explains the factors that influenced the high-yield market and the reasons behind the Portfolio's underperformance of its benchmark.

Q.   How did the Portfolio perform?

A. During the six months ended June 30, 2005, the Portfolio's Class II shares had a total return based on net asset value of -0.83%. By comparison, the Merrill Lynch High Yield Master II Index returned 1.13%.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q.   What was the environment like for the high-yield market during 2004?

A. The high-yield market was relatively stable, in spite of rising short-term interest rates. The yield spread, or advantage, offered by high-yield bonds relative to comparable U.S. Treasuries widened somewhat, indicating the slight underperformance of non-investment-grade issues. High-yield bond prices declined modestly during the period, but the higher income the securities provide offset their capital depreciation. The price declines resulted from outflows from high-yield bond mutual funds and because of concerns about credit quality. Investors sought a slightly lower risk profile due to the downgrades of General Motors' and Ford's debt, and because they thought the U.S. economy might slow in the aftermath of continued hikes in short-term interest rates by the Federal Reserve Board. The market efficiently absorbed the automakers' debt - which currently constitutes more than 10% of the Merrill Lynch index - but the activity created some momentary volatility.

Q. Why did the Portfolio's performance lag that of the Merrill Lynch High Yield Master II Index?

A. While the Portfolio's investments in convertible securities historically have helped its relative performance, that was not the case during the period. Convertibles underperformed conventional high-yield bonds because they, by their nature, were more sensitive than comparable high-yield issues to the short-term interest rate hikes implemented by the Fed. Lower-than-normal volatility in the equity markets also contributed to the underperformance of convertible securities, and hence the Portfolio. At the same time, Portfolio performance was bolstered by our moves to raise its average credit quality, as lower-quality issues underperformed during the period.

Q. Which investments proved to be some of the top performers during the fiscal year? Which disappointed?

A. LNR Properties went private by making a tender offer for its bonds at a substantial premium to its face value. We took advantage of this offer. The Portfolio's investments in convertible securities issued by industrial equipment manufacturer Roper Industries rose in concert with its stock price, because the company enjoyed better markets for its products. Mueller Industries, which offers metals products, also benefited from improving demand.

     On the down side, Lyondell Chemical declined due to soft prices for and excess inventories of its products. Advertising agency Interpublic Group fell as its turnaround stalled and because of the firm's delay in submitting its compliance reporting. Finally, newsprint company Bowater dipped in response to overcapacity and softening prices for pulp and paper products.

Q.   What is your outlook?

A. We are optimistic about the economy and the high-yield market, looking out over the balance of the Portfolio's fiscal year. After seeing their yield spreads widen during the period, high-yield issues should be more attractively valued relative to Treasuries at a time when the economy continues to grow. The default rate also remains well below its historical average. Therefore, prices for high-yield bonds - particularly those of higher credit quality - should offer attractive relative value if Treasury yields remain at current levels or move moderately higher as the Fed pursues its measured approach of raising short-term interest rates.


     Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Portfolio will generally rise. When concentrating on one issuer, the Portfolio is sensitive to changes in the value of these securities. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

                 S&P/Moody's
                 Ratings
   Shares        (unaudited)                                                                Value
                                 CONVERTIBLE PREFERRED STOCKS - 2.9%
                                 Materials - 2.5%
                                 Construction Materials - 0.1%
    1,750        B-/B3           TXI Capital Trust I, 5.5%, 6/30/28                  $     84,000
                                                                                     ------------
                                 Diversified Metals & Mining - 2.4%
    3,000        B+/B1           Freeport-McCorp., 5.5%, 12/31/49 (144A)             $  2,770,125
                                                                                     ------------
                                 Total Materials                                     $  2,854,125
                                                                                     ------------
                                 Banks - 0.4%
                                 Thrifts & Mortgage Finance - 0.4%
   10,000        BB-/Ba1         Sovereign Cap Trust IV, 4.375%, 3/1/34              $    440,000
                                                                                     ------------
                                 Total Banks                                         $    440,000
                                                                                     ------------
                                 TOTAL CONVERTIBLE PREFERRED STOCK
                                 (Cost $3,526,088)                                   $  3,294,125
                                                                                     ------------

Principal
   Amount
  USD ($)
                                 CONVERTIBLE CORPORATE BONDS - 17.2%
                                 Materials - 2.9%
                                 Commodity Chemicals - 0.4%
  200,000        B+/B1           Millennium Chemicals, Inc. 4.0%, 11/15/23           $    401,500
                                                                                     ------------
                                 Gold - 0.7%
1,000,000        B-/NR           Coeur D'Alene Mines Corp., 1.25%, 1/15/24           $    747,500
                                                                                     ------------
                                 Steel - 1.8%
3,000,000        CCC+/B2         Graftech International, 1.625%, 1/15/24 (144A)      $  1,987,500
                                                                                     ------------
                                 Total Materials                                     $  3,136,500
                                                                                     ------------
                                 Capital Goods - 3.3%
                                 Aerospace & Defense - 1.4%
1,500,000        B/B2            Alliant Techsystems, 2.75%, 2/15/24                 $  1,565,624
                                                                                     ------------
                                 Construction & Engineering - 0.7%
  875,000        NR/NR           Quanta Services, Inc., 4.0%, 7/1/07                 $    832,344
                                                                                     ------------
                                 Electrical Component & Equipment - 1.2%
2,595,000        NR/B1           Roper Industries, Inc., 1.4813%, 1/15/34            $  1,339,669
                                                                                     ------------
                                 Total Capital Goods                                 $  3,737,637
                                                                                     ------------
                                 Consumer Services - 1.9%
                                 Specialized Consumer Services - 1.9%
2,200,000        B+/Ba3          SCI Systems, Inc., 3.0%, 3/15/07                    $  2,068,000
                                                                                     ------------
                                 Total Consumer Services                             $  2,068,000
                                                                                     ------------
                                 Media - 1.9%
                                 Advertising - 1.9%
1,800,000        BB+/Baa3        Interpublic Group Co., 4.5%, 3/15/23                $  2,139,750
                                                                                     ------------
                                 Total Media                                         $  2,139,750
                                                                                     ------------
                                 Retailing - 1.3%
                                 Automotive Retail - 1.3%
1,500,000        B+/B3           Sonic Automotive, Inc., 5.25%, 5/7/09               $  1,455,000
                                                                                     ------------
                                 Total Retailing                                     $  1,455,000
                                                                                     ------------

   The accompanying notes are an integral part of these financial statements.  5

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
   Amount      Ratings
  USD ($)      (unaudited)                                                                    Value
                               Health Care Equipment & Services - 0.7%
                               Health Care Equipment - 0.7%
  375,000      NR/NR           Epix Medical, 3.0%, 6/15/24 (144A)                      $    293,438
  600,000      NR/NR           Wilson Greatbatch Technology, 2.25%, 6/15/13                 516,000
                                                                                       ------------
                                                                                       $    809,438
                                                                                       ------------
                               Total Health Care Equipment & Services                  $    809,438
                                                                                       ------------
                               Pharmaceuticals & Biotechnology - 1.4%
                               Biotechnology - 1.0%
  300,000      NR/NR           Cubist Pharmaceuticals, 5.5%, 11/1/08                   $    280,500
  850,000      NR/NR           CV Therapeutics, 4.75%, 3/7/07                               841,500
                                                                                       ------------
                                                                                       $  1,122,000
                                                                                       ------------
                               Pharmaceuticals - 0.4%
  400,000      NR/NR           Vertex Pharmaceuticals, Inc., 5.75%, 2/15/11 (144A)     $    471,000
                                                                                       ------------
                               Total Pharmaceuticals & Biotechnology                   $  1,593,000
                                                                                       ------------
                               Software & Services - 0.4%
                               Application Software - 0.2%
  200,000      NR/NR           Mentor Graphics, 6.875%, 6/15/07                        $    198,000
                                                                                       ------------
                               IT Consulting & Other Services - 0.2%
  400,000      NR/NR           Safeguard Scientifics, 2.625%, 3/15/24                  $    259,000
                                                                                       ------------
                               Total Software & Services                               $    457,000
                                                                                       ------------
                               Technology Hardware & Equipment - 2.5%
                               Communications Equipment - 0.9%
1,200,000      B-/NR           Adaptec, Inc., 0.75%, 12/22/23                          $    973,500
                                                                                       ------------
                               Electronic Equipment & Instruments - 1.2%
  300,000      B+/NR           Flir Systems, Inc., 3.0%, 6/1/23                        $    446,250
1,000,000      NR/NR           Veeco Instruments, 4.125%, 12/21/08                          893,750
                                                                                       ------------
                                                                                       $  1,340,000
                                                                                       ------------
                               Technology Distributors - 0.4%
  400,000      NR/NR           Bell Microproducts, Inc., 3.75%, 3/5/24                 $    421,000
                                                                                       ------------
                               Total Technology, Hardware & Equipment                  $  2,734,500
                                                                                       ------------
                               Semiconductors - 0.9%
                               Semiconductor Equipment - 0.9%
  600,000      B-/NR           Advanced Energy Industries, Inc., 5.25%, 11/15/06       $    586,500
  500,000      B-/NR           Cymer, Inc., 3.5%, 2/15/09                                   473,125
                                                                                       ------------
                               Total Semiconductors                                    $  1,059,625
                                                                                       ------------
                               TOTAL CONVERTIBLE CORPORATE BONDS
                               (Cost $20,740,597)                                      $ 19,190,450
                                                                                       ------------

6  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
                 Ratings
   Shares        (unaudited)                                                                Value
                                 PREFERRED STOCKS - 1.7%
                                 Real Estate - 1.7%
                                 Real Estate Management & Development - 1.7%
   75,000        BB-/Ba3         Forest City Enterprises, 7.375%, 2/1/34             $  1,916,250
                                                                                     ------------
                                 Total Real Estate                                   $  1,916,250
                                                                                     ------------
                                 TOTAL PREFERRED STOCKS
                                 (Cost $1,917,000)                                   $  1,916,250
                                                                                     ------------
                                 COMMON STOCKS - 4.8%
                                 Materials - 1.0%
                                 Specialty Chemicals - 1.0%
   63,100                        RPM, Inc.                                           $  1,152,206
                                                                                     ------------
                                 Total Materials                                     $  1,152,206
                                                                                     ------------
                                 Household & Personal Products - 1.0%
                                 Personal Products - 1.0%
   24,600                        Alberto-Culver Co. (Class B)                        $  1,065,918
                                                                                     ------------
                                 Total Household & Personal Products                 $  1,065,918
                                                                                     ------------
                                 Health Care Equipment & Services - 0.5%
                                 Health Care Equipment - 0.5%
    8,100                        Bio-Rad Laboratories, Inc.*                         $    479,601
                                                                                     ------------
                                 Total Health Care Equipment & Services              $    479,601
                                                                                     ------------
                                 Pharmaceuticals & Biotechnology - 1.3%
                                 Biotechnology - 0.2%
   11,900                        Protein Design Labs, Inc.*                          $    240,499
                                                                                     ------------
                                 Pharmaceuticals - 1.1%
   43,900                        Bristol-Myers Squibb Co.                            $  1,096,622
    4,500                        Merck & Co., Inc.                                        138,600
                                                                                     ------------
                                                                                     $  1,235,222
                                                                                     ------------
                                 Total Pharmaceuticals & Biotechnology               $  1,475,721
                                                                                     ------------
                                 Utilities - 1.0%
                                 Independent Power Producer & Energy Traders - 1.0%
   31,100                        NRG Energy, Inc.*                                   $  1,169,360
                                                                                     ------------
                                 Total Utilities                                     $  1,169,360
                                                                                     ------------
                                 TOTAL COMMON STOCK
                                 (Cost $5,303,635)                                   $  5,342,806
                                                                                     ------------

   The accompanying notes are an integral part of these financial statements.  7

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
   Amount      Ratings
  USD ($)      (unaudited)                                                                    Value
                               CORPORATE BONDS - 69.5%
                               Energy - 1.9%
                               Oil & Gas Equipment & Services - 0.9%
1,000,000      B+/Ba3          Holly Energy Partners LP, 6.25%, 3/1/15 (144A)          $    975,000
                                                                                       ------------
                               Oil & Gas Refining & Marketing - 1.0%
1,000,000      BB-/B2          Tesoro Petroleum Corp., 9.625%, 4/1/12                  $  1,106,250
                                                                                       ------------
                               Total Energy                                            $  2,081,250
                                                                                       ------------
                               Materials - 21.4%
                               Aluminum - 2.9%
3,235,000      B/B1            Novelis, Inc., 7.25%, 2/15/15 (144A)                    $  3,247,131
                                                                                       ------------
                               Commodity Chemicals - 6.1%
1,550,000      BB-/B1          Arco Chemical Co., 9.8%, 2/1/20                         $  1,736,000
2,650,000      BB+/Ba2         Nova Chemicals Corp., 7.4%, 4/1/09                         2,683,125
2,500,000      BB+/Ba2         Nova Chemicals Corp., 7.875%, 9/15/25                      2,500,000
                                                                                       ------------
                                                                                       $  6,919,125
                                                                                       ------------
                               Construction Materials - 1.0%
1,104,000      BB-/Ba3         Texas Industries, Inc., 7.25% 7/15/13 (144A)            $  1,131,600
                                                                                       ------------
                               Diversified Metals & Mining - 1.2%
1,375,000                      Freeport-McMoran Copper & Gold, 6.875%, 2/1/09          $  1,340,625
                                                                                       ------------
                               Fertilizers & Agricultural Chemicals - 0.5%
  500,000      B+/Ba2          Scotts Co., 6.625%, 11/15/13                            $    516,250
                                                                                       ------------
                               Metal & Glass Containers - 1.2%
1,500,000      B/B3            Crown Cork & Seal Co., Inc., 7.375%, 12/15/26           $  1,376,250
                                                                                       ------------
                               Paper Products - 5.8%
  200,000      BB-/Ba3         Abitibi-Consolidated, Inc., 6.0%, 6/20/13               $    184,000
2,250,000      BB-/Ba3         Abitibi-Consolidated, Inc., 8.55%, 8/1/10                  2,345,625
3,100,000      BB/Ba3          Bowater, Inc., 6.5%, 6/15/13                               3,061,250
  885,000      BB/Ba3          Bowater Canada Finance, 7.95%, 11/15/11                      936,994
                                                                                       ------------
                                                                                       $  6,527,869
                                                                                       ------------
                               Specialty Chemicals - 2.7%
1,950,000      BB-/B1          Millenium America, Inc., 7.625%, 11/15/26               $  1,818,375
1,000,000      BB-/B1          Millenium America, Inc., 9.25%, 6/15/08                    1,082,500
                                                                                       ------------
                                                                                       $  2,900,875
                                                                                       ------------
                               Total Materials                                         $ 23,959,725
                                                                                       ------------
                               Capital Goods - 14.1%
                               Aerospace & Defense - 5.7%
3,200,000      B/B2            DRS Technologies, Inc., 6.875%, 11/1/13                 $  3,312,000
1,525,000      B+/B1           Esterline Technology, 7.75%, 6/15/13                       1,616,500
  600,000      BB+/Ba3         L-3 Communications Corp., 6.125%, 1/15/14                    600,000
  850,000      BB+/Ba3         L-3 Communications Corp., 5.875%, 1/15/15                    824,500
                                                                                       ------------
                                                                                       $  6,353,000
                                                                                       ------------

8  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      S&P/Moody's
   Amount      Ratings
  USD ($)      (unaudited)                                                                    Value
                               Industrial Machinery - 8.4%
3,000,000      B/B2            Gardner Denver, Inc. 8.0%, 5/1/13 (144A)                $  3,034,980
  517,000      B/B3            JLG Industries, Inc., 8.375%, 6/15/12                        538,973
  800,000      B+/B1           Manitowoc Co., Inc., 7.125%, 11/1/13                         836,000
5,100,000                      Mueller Industries, Inc., 6.0%, 11/1/14                    5,049,000
                                                                                       ------------
                                                                                       $  9,458,953
                                                                                       ------------
                               Total Capital Goods                                     $ 15,811,953
                                                                                       ------------
                               Automobiles & Components - 0.3%
                               Tires & Rubber - 0.3%
  300,000      B-/B3           Goodyear Tire & Rubber, 7.857%, 8/15/11 (a)             $    292,500
                                                                                       ------------
                               Total Automobiles & Components                          $    292,500
                                                                                       ------------
                               Consumer Durables & Apparel - 0.2%
                               Homebuilding - 0.2%
  185,000      BB-/Ba3         Meritage Homes Corp., 6.25%, 3/15/15                    $    172,050
                                                                                       ------------
                               Total Consumer Durables & Apparel                       $    172,050
                                                                                       ------------
                               Consumer Services - 1.9%
                               Hotels, Resorts & Cruise Lines - 1.9%
2,000,000      CCC+/B2         Meristar Hospitality Corp., 9.125%, 1/15/11             $  2,100,000
                                                                                       ------------
                               Total Consumer Services                                 $  2,100,000
                                                                                       ------------
                               Media - 2.3%
                               Advertising - 2.3%
2,550,000      BB-/Baa3        Interpublic Group, Inc., 7.25%, 8/15/11                 $  2,570,423
                                                                                       ------------
                               Total Media                                             $  2,570,423
                                                                                       ------------
                               Retailing - 2.7%
                               Automotive Retail - 1.8%
2,290,000      B/B1            Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                 $  2,049,550
                                                                                       ------------
                               Department Stores - 0.9%
1,000,000      BB+/Ba1         J.C. Penney Co., Inc., 7.625%, 3/1/97                   $    995,000
                                                                                       ------------
                               Total Retailing                                         $  3,044,550
                                                                                       ------------
                               Health Care Equipment & Services - 2.0%
                               Health Care Facilities - 0.5%
  500,000      BB+/Ba2         HCA, Inc., 6.25%, 2/15/13                               $    511,057
                                                                                       ------------
                               Health Care Supplies - 1.5%
1,700,000      CCC+/Caa1       Inverness Medical Innovation, 8.75%, 2/15/12            $  1,687,250
                                                                                       ------------
                               Total Health Care Equipment & Services                  $  2,198,307
                                                                                       ------------
                               Pharmaceuticals & Biotechnology - 2.9%
                               Pharmaceuticals - 2.9%
3,300,000      BB-/B1          Valeant Pharmaceuticals, 7.0%, 12/15/11                 $  3,234,000
                                                                                       ------------
                               Total Pharmaceuticals & Biotechnology                   $  3,234,000
                                                                                       ------------
                               Real Estate - 6.2%
                               Real Estate Management & Development - 2.6%
2,735,000      BB-/Ba3         Forest City Enterprises, 7.625%, 6/1/15                 $  2,926,450
                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.  9

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
   Amount      Ratings
  USD ($)      (unaudited)                                                                             Value
                               Real Estate Investment Trusts - 3.6%
1,500,000      B+/B3           BF Saul Real Estate Investment Trust, 7.5%, 3/1/14               $  1,552,500
2,300,000      B+/B1           Crescent Real Estate, 9.25%, 4/15/09                                2,449,500
                                                                                                ------------
                                                                                                $  4,002,000
                                                                                                ------------
                               Total Real Estate                                                $  6,928,450
                                                                                                ------------
                               Technology Hardware & Equipment - 5.1%
                               Electronic Equipment & Instruments - 1.7%
1,835,000      B/B2            General Cable Corp, 9.5%, 11/15/10                               $  1,963,450
                                                                                                ------------
                               Technology Distributors - 3.4%
1,000,000      BB+/Ba1         Anixter International Corp., 5.95%, 3/1/15                       $    990,948
2,550,000      BBB-/Baa3       Arrow Electronic, Inc., 6.875%, 6/1/18                              2,796,418
                                                                                                ------------
                                                                                                $  3,787,366
                                                                                                ------------
                               Total Technology Hardware & Equipment                            $  5,750,816
                                                                                                ------------
                               Utilities - 8.5%
                               Electric Utilities - 5.6%
3,000,000      B/Ba3           Allegheny Energy Supply, 7.8%, 3/15/11 (a)                       $  3,270,000
1,750,000      B/Ba3           Allegheny Energy Supply, 8.25%, 4/15/12 (144A)                      1,960,000
1,000,000      B+/B1           CMS Energy Corp., 7.5%, 1/15/09                                     1,052,500
                                                                                                ------------
                                                                                                $  6,282,500
                                                                                                ------------
                               Multi-Utilities - 2.9%
3,000,000      B+/B1           CMS Energy Corp., 7.75%, 8/1/10                                  $  3,225,000
                                                                                                ------------
                               Total Utilities                                                  $  9,507,500
                                                                                                ------------
                               TOTAL CORPORATE BONDS
                               (Cost $76,226,505)                                               $ 77,651,524
                                                                                                ------------
                               TEMPORARY CASH INVESTMENTS - 6.2%
                               Repurchase Agreement - 5.0%
5,600,000                      UBS Warburg, Inc., 2.75%, dated 6/30/05, repurchase price
                               of $5,600,000 plus accrued interest on 7/1/05 collateralized
                               by $5,719,000 U.S. Treasury Bill, 1.875%, 1/31/06                $  5,600,000
                                                                                                ------------

   Shares
                               Security Lending Collateral - 1.2%
1,316,415                      Securities Lending Investment Fund, 3.29%                        $  1,316,415
                                                                                                ------------
                               TOTAL TEMPORARY CASH INVESTMENT
                               (Cost $6,916,415)                                                $  6,916,415
                                                                                                ------------
                               TOTAL INVESTMENTS IN SECURITIES - 102.3%
                               (Cost $114,630,240)                                              $114,311,570
                                                                                                ------------
                               OTHER ASSETS AND LIABILITIES - (2.3)%                            $ (2,553,165)
                                                                                                ------------
                               TOTAL NET ASSETS - 100.0%                                        $111,758,405
                                                                                                ============

NR   Not rated by either S&P or Moody's
*    Non-income producing security
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005, the value of these securities amounted to $15,870,774 or 14.2% of net assets.
(a)  At June 30, 2005, the following securities were out on loan:


Principal
   Amount        Security                                     Market Value
 $899,750        Allegheny Energy Supply, 7.8%, 3/15/11       $  980,728
  285,000        Goodyear Tire & Rubber, 7.857%, 8/15/11         277,875
                                                              ----------
                 Total                                        $1,258,603
                                                              ==========

10 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended           Year            Year            Year       5/1/01 (a)
                                                          6/30/05         Ended           Ended           Ended          to
Class II                                                (unaudited)      12/31/04        12/31/03        12/31/02     12/31/01
Net asset value, beginning of period                    $    11.67      $    11.46      $     9.28      $    10.33   $    10.51
                                                        ----------      ----------      ----------      ----------   ----------
Increase (decrease) from investment operations:
 Net investment income                                  $     0.30      $     0.58      $     0.76      $     0.80   $     0.60
 Net realized and unrealized gain (loss) on
  investments                                                (0.40)           0.27            2.17           (1.05)       (0.07)
                                                        ----------      ----------      ----------      ----------   ----------
 Net increase (decrease) from investment operations     $    (0.10)     $     0.85      $     2.93      $    (0.25)  $     0.53
Distributions to shareowners:
 Net investment income                                       (0.30)          (0.59)          (0.75)          (0.80)       (0.60)
 Net realized gain                                           (0.38)          (0.05)              -               -        (0.11)
                                                        ----------      ----------      ----------      ----------   ----------
 Net increase (decrease) in net asset value             $    (0.78)     $     0.21      $     2.18      $    (1.05)  $    (0.18)
                                                        ----------      ----------      ----------      ----------   ----------
 Net asset value, end of period                         $    10.89      $    11.67      $    11.46      $     9.28   $    10.33
                                                        ==========      ==========      ==========      ==========   ==========
Total return*                                                (0.83)%          7.76%          32.64%          (2.42)%       5.39%
Ratio of net expenses to average net assets+                  1.05%**         1.04%           1.09%           1.82%        1.39%**
Ratio of net investment income to average net assets+         5.33%**         5.12%           6.33%           8.67%        8.94%**
Portfolio turnover rate                                         43%**           42%             48%             42%          36%
Net assets, end of period (in thousands)                $   47,709      $   51,912      $   17,601     $       228  $        28
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
Net expenses                                                  1.05%**         1.04%           1.09%           1.82%        1.50%**
Net investment income                                         5.33%**         5.12%           6.33%           8.67%        8.83%**
Ratios with waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:
Net expenses                                                  1.05%**         1.04%           1.09%           0.97%        0.85%**
Net investment income                                         5.33%**         5.12%           6.33%           0.01%        0.07%**

(a)  Class II shares were first publicly offered on May 1, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements. 11

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $1,258,603)
   (Cost $114,630,240)                                                              $114,311,570
 Receivables --
   Fund shares sold                                                                      155,374
   Dividends, interest and foreign taxes withheld                                      1,529,652
 Other                                                                                     2,018
                                                                                    ------------
     Total assets                                                                   $115,998,614
                                                                                    ------------
LIABILITIES:
 Payables --
   Investment securities purchased                                                  $  2,645,042
   Fund shares repurchased                                                               132,792
   Upon return for securities loaned                                                   1,316,415
 Due to bank                                                                              70,275
 Due to affiliates                                                                         2,912
 Accrued expenses                                                                         72,773
                                                                                    ------------
     Total liabilities                                                              $  4,240,209
                                                                                    ------------
NET ASSETS:
 Paid-in capital                                                                    $110,259,417
 Undistributed net investment income (loss)                                               42,581
 Accumulated net realized gain (loss)                                                  1,775,077
 Net unrealized gain (loss) on:
   Investments                                                                          (318,670)
                                                                                    ------------
     Total net assets                                                               $111,758,405
                                                                                    ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                       $ 64,049,589
 Shares outstanding                                                                    5,879,994
                                                                                    ------------
   Net asset value per share                                                        $      10.89
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                       $ 47,708,816
 Shares outstanding                                                                    4,380,321
                                                                                    ------------
   Net asset value per share                                                        $      10.89

12 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    Six Months
                                                                      Ended
                                                                     6/30/05
INVESTMENT INCOME:
  Dividends                                                          $    49,269
  Interest                                                             3,537,094
  Income on securities loaned, net                                        10,009
                                                                     -----------
    Total investment income                                          $ 3,596,372
                                                                     -----------
EXPENSES:
  Management fees                                                    $   366,819
  Transfer agent fees and expenses                                         1,488
  Distribution fees (Class II)                                            58,997
  Administrative reimbursements                                           11,597
  Custodian fees                                                          10,907
  Professional fees                                                       23,945
  Printing expense                                                        29,617
  Fees and expenses of nonaffiliated trustees                                841
  Miscellaneous                                                            6,168
                                                                     -----------
    Total expenses                                                   $   510,379
                                                                     -----------
    Net expenses                                                     $   510,379
                                                                     -----------
      Net investment income (loss)                                   $ 3,085,993
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from:
    Investments                                                      $ 1,775,706
                                                                     -----------
  Change in net unrealized gain or loss from:
    Investments                                                      $(5,649,019)
                                                                     -----------
 Net gain (loss) on investments                                      $(3,873,313)
                                                                     ===========
 Net increase (decrease) in net assets resulting
   from operations                                                   $  (787,320)
                                                                     ===========

   The accompanying notes are an integral part of these financial statements. 13

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Six Months
                                                            Ended            Year
                                                           6/30/05           Ended
                                                         (unaudited)        12/31/04
FROM OPERATIONS:
Net investment income (loss)                            $   3,085,993     $   5,467,810
Net realized gain (loss) on investments                     1,775,706         3,746,873
Change in net unrealized gain or loss on investments       (5,649,019)       (1,480,061)
                                                        -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations                           $    (787,320)    $   7,734,622
                                                        -------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                $  (1,828,371)    $  (3,715,003)
 Class II                                                  (1,257,947)       (1,764,209)
Net realized gain
 Class I                                                   (2,147,727)         (265,040)
 Class II                                                  (1,587,624)         (135,300)
                                                        -------------     -------------
  Total distributions to shareowners                    $  (6,821,669)    $  (5,879,552)
                                                        -------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $  23,842,024     $  75,619,514
Reinvestment of distributions                               6,787,550         5,846,576
Cost of shares repurchased                                (34,063,642)      (44,707,455)
                                                        -------------     -------------
 Net increase (decrease) in net assets
  resulting from Fund share transactions                $  (3,434,068)    $  36,758,635
                                                        -------------     -------------
 Net increase (decrease) in net assets                  $ (11,043,057)    $  38,613,705
                                                        -------------     -------------
NET ASSETS:
Beginning of period                                     $ 122,801,462     $  84,187,757
                                                        -------------     -------------
End of period                                           $ 111,758,405     $ 122,801,462
                                                        =============     =============
Undistributed net investment income (loss),
 end of period                                          $      42,581     $      42,906
                                                        =============     =============


14 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

The Pioneer High Yield VCT Portfolio (The Portfolio) is a portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty eight separate portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
       (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Conservative Allocation VCT Portfolio (Ibbotson
       Conservative Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of High Yield Portfolio is to maximize total return through a combination of income and capital appreciation.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Trust's financial statements have been prepared in conformity with U.S. Generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     securities used in computing the net asset value of the Portfolio's shares is based on the last sale price on the principal exchange where they traded. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

     The High Yield Portfolio invests in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during years of economic uncertainty or change, than higher rated debt securities. The Portfolio is not diversified, which means that it can invest a higher percentage of its asset in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer.

     In addition, the non-diversified Portfolios have concentrations in certain asset types, which may subject the Portfolios to additional risks. Further description of these risks is included in the Trust's Prospectus.

B.   Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

D.   Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2004, the no such taxes were paid.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004 and the distributions paid during the year ended December 31, 2004. The tax character of current year distributions will be determined at the end of the current fiscal year.

--------------------------------------------------------------------------------
                                                                         2004
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                    $5,479,212
 Long-Term capital gain                                                400,340
                                                                    ----------
                                                                    $5,879,552
 Return of Capital                                                          --
                                                                    ----------
  Total distributions                                               $5,879,552
                                                                    ----------
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                      $  613,388
 Undistributed long-term gain/(capital loss carryforward)            3,164,280
 Unrealized appreciation (depreciation)                              5,330,309
                                                                    ----------
  Total                                                             $9,107,977
                                                                    ==========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, the recognition of unrealized gains or losses on certain futures contracts, and the tax treatment of premium amortization.

E.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees for Class II are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. The Portfolio declares as daily dividends substantially all of its respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     managed by Brown Brothers Harriman & Co., the Trust's custodian.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $2,084 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $505 in transfer agent fees payable to PIMSS at June 30, 2005.

4.   Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $323 payable to PFD at June 30, 2005.

5.   Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-----------------------------------------------------------------------------------------------
                                                                                      Net
                                                 Gross             Gross         Appreciation/
                              Tax Cost       Appreciation      Depreciation      (Depreciation)
-----------------------------------------------------------------------------------------------
 High Yield Portfolio      $114,630,279       $3,111,086       $ (3,429,795)      $ (318,709)
                           ============       ==========       ============       ==========
-----------------------------------------------------------------------------------------------

6.   Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $23,783,023 and $38,454,884, respectively.

7.   Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

--------------------------------------------------------------------------------------------------
                                    '05 Shares      '05 Amount
High Yield Portfolio                (unaudited)      (unaudited)     '04 Shares       '04 Amount
--------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                         1,068,551    $  12,094,305       2,699,382     $  30,852,667
 Reinvestment of distributions         356,883        3,942,019         346,267         3,947,046
 Shares repurchased                 (1,619,249)     (18,400,833)     (2,787,689)      (31,727,505)
                               -------------------------------------------------------------------
  Net increase (decrease)             (193,815)   $  (2,364,509)        257,960     $   3,072,208
                               ===================================================================
 CLASS II:
 Shares sold                         1,044,029    $  11,747,719       3,916,481     $  44,766,847
 Reinvestment of distributions         257,681        2,845,531         166,648         1,899,530
 Shares repurchased                 (1,369,303)     (15,662,809)     (1,171,662)      (12,979,950)
                               -------------------------------------------------------------------
  Net increase (decrease)              (67,593)   $  (1,069,559)      2,911,467     $  33,686,427
                               ===================================================================
--------------------------------------------------------------------------------------------------

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose,
(ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory require-

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

     ments. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2004 and the first quintile for the three years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund, particularly the Fund's longer-term performance, supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the third quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels,

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17881-00-0805

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

      Pioneer Ibbotson Asset Allocation Series VCT Portfolios -- Class II Shares


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------


Pioneer Ibbotson Asset Allocation Series VCT Portfolios

  Moderate Allocation Portfolio -- Portfolio and
    Performance Update                                           2

  Growth Allocation Portfolio -- Portfolio and
    Performance Update                                           3

  Aggressive Allocation Portfolio -- Portfolio
    and Performance Update                                       4

  Comparing Ongoing Portfolio Expenses                           5

  Market Overview and Strategy                                   8

  Portfolio Reviews                                              9

  Schedule of Investments                                       10

  Financial Statements                                          13

  Notes to Financial Statements                                 20

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Ibbotson Moderate Allocation VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Target Asset Allocations
Equity                    60%
Fixed Income              40%


Large Cap Growth Stocks                                       14.5%
--------------------------------------------------------------------------------
Large Cap Value Stocks                                        16.5
--------------------------------------------------------------------------------
Mid/Small Cap Growth Stocks                                    5.0
--------------------------------------------------------------------------------
Mid/Small Cap Value Stocks                                     7.0
--------------------------------------------------------------------------------
International Stocks                                          12.0
--------------------------------------------------------------------------------
Emerging Markets                                               2.0
--------------------------------------------------------------------------------
Real Estate (REITs)                                            3.0
--------------------------------------------------------------------------------
High Yield Bonds                                               8.0
--------------------------------------------------------------------------------
Bonds                                                         11.0
--------------------------------------------------------------------------------
Short Term Bonds                                              15.0
--------------------------------------------------------------------------------
Cash Equivalents                                               6.0
--------------------------------------------------------------------------------


Actual Portfolio Holdings
(Based on total portfolio)

U.S. Stocks                                 International Stocks
--------------------------------------------------------------------------------
Pioneer Fund                11.56%          Pioneer International Equity   10.55%
--------------------------------------------------------------------------------
Pioneer Research             7.33           Pioneer Emerging Markets        2.73
--------------------------------------------------------------------------------
Pioneer Oak Ridge Large
  Cap Growth                 8.44           Pioneer Real Estate             3.29
                                            ------------------------------------
                                            Bonds
--------------------------------------------------------------------------------
Pioneer Value                8.39           Pioneer High Yield              6.59%
--------------------------------------------------------------------------------
Pioneer Cullen Value Fund    3.25           Pioneer Bond                   14.33
--------------------------------------------------------------------------------
Pioneer Mid Cap Value        5.46           Pioneer ST Income              15.90
--------------------------------------------------------------------------------
Pioneer Small Cap Value      2.18
--------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05      3/18/05
Net Asset Value per Share     $10.06       $10.00


Distributions per Share                  Short-Term        Long-Term
(3/18/05 - 6/30/05)        Dividends     Capital Gains     Capital Gains
                           $  -          $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Ibbotson Moderate Allocation VCT Portfolio at net asset value, compared to that of the Standard & Poor's 500 Stock Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[The following data was represented as a line chart in the printed material]

             Pioneer
             Ibbotson
             Moderate
           Allocation VCT
             Portfolio          S&P 500
3/05          $10,000           $10,000
6/05          $10,111           $10,137

The Standard & Poor's Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)


--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------

Life-of-Class       0.60%
(3/18/05)

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Ibbotson Growth Allocation VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Target Asset Allocations
Equity                    75%
Fixed Income              25%


Large Cap Growth Stocks                                       15.0%
--------------------------------------------------------------------------------
Large Cap Value Stocks                                        19.0
--------------------------------------------------------------------------------
Mid/Small Cap Growth Stocks                                    7.0
--------------------------------------------------------------------------------
Mid/Small Cap Value Stocks                                    10.0
--------------------------------------------------------------------------------
International Stocks                                          16.0
--------------------------------------------------------------------------------
Emerging Markets                                               4.0
--------------------------------------------------------------------------------
Real Estate (REITs)                                            4.0
--------------------------------------------------------------------------------
High Yield Bonds                                               5.0
--------------------------------------------------------------------------------
Bonds                                                          9.5
--------------------------------------------------------------------------------
Short Term Bonds                                              10.5
--------------------------------------------------------------------------------
Cash Equivalents                                               0.0
--------------------------------------------------------------------------------


Actual Portfolio Holdings
(Based on total portfolio)

U.S. Stocks                                 International Stocks
--------------------------------------------------------------------------------
Pioneer Fund                11.94%          Pioneer International Equity   13.99%
--------------------------------------------------------------------------------
Pioneer Research             6.97           Pioneer Emerging Markets        5.01
--------------------------------------------------------------------------------
Pioneer Oak Ridge Large                     Pioneer Real Estate             4.00
Cap Growth                   7.97           ------------------------------------
                                            Bonds
--------------------------------------------------------------------------------
Pioneer Value                8.96           Pioneer High Yield              3.02%
--------------------------------------------------------------------------------
Pioneer Cullen Value Fund    3.99           Pioneer Bond                   11.08
--------------------------------------------------------------------------------
Pioneer Mid Cap Value       10.01           Pioneer ST Income              10.06
--------------------------------------------------------------------------------
Pioneer Small Cap Value      3.00
--------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                                6/30/05        3/18/05
Net Asset Value per Share       $10.07         $10.00


Distributions per Share                  Short-Term        Long-Term
(3/18/05 - 6/30/05)        Dividends     Capital Gains     Capital Gains
                           $  -          $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Ibbotson Growth Allocation VCT Portfolio at net asset value, compared to that of the Standard & Peer's 500 Stock Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[The following data was represented as a line chart in the printed material]

             Pioneer
             Ibbotson
              Growth
           Allocation VCT
             Portfolio          S&P 500
3/05          $10,000           $10,000
6/05          $10,181           $10,137

The Standard & Poor's Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)


--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------

Life-of-Class       0.70%
(3/18/05)

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Ibbotson Aggressive Allocation VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Target Asset Allocations
Equity                    90%
Fixed Income              10%


Large Cap Growth Stocks                                       17.0%
--------------------------------------------------------------------------------
Large Cap Value Stocks                                        21.0
--------------------------------------------------------------------------------
Mid/Small Cap Growth Stocks                                    8.5
--------------------------------------------------------------------------------
Mid/Small Cap Value Stocks                                    12.5
--------------------------------------------------------------------------------
International Stocks                                          21.0
--------------------------------------------------------------------------------
Emerging Markets                                               5.0
--------------------------------------------------------------------------------
Real Estate (REITs)                                            5.0
--------------------------------------------------------------------------------
High Yield Bonds                                               2.0
--------------------------------------------------------------------------------
Bonds                                                          8.0
--------------------------------------------------------------------------------
Short Term Bonds                                               0.0
--------------------------------------------------------------------------------
Cash Equivalents                                               0.0
--------------------------------------------------------------------------------


Actual Portfolio Holdings
(Based on total portfolio)

U.S. Stocks                                 International Stocks
--------------------------------------------------------------------------------
Pioneer Fund                11.95%          Pioneer International Equity   18.01%
--------------------------------------------------------------------------------
Pioneer Research             8.97           Pioneer Emerging Markets        6.02
--------------------------------------------------------------------------------
Pioneer Oak Ridge Large                     Pioneer Real Estate             5.01
Cap Growth                   7.98
                                            ------------------------------------
                                            Bonds
--------------------------------------------------------------------------------
Pioneer Value               11.96           Pioneer High Yield              0.00%
--------------------------------------------------------------------------------
Pioneer Cullen Value Fund    4.99           Pioneer Bond                   10.08
--------------------------------------------------------------------------------
Pioneer Mid Cap Value       12.03           Pioneer ST Income               0.00
--------------------------------------------------------------------------------
Pioneer Small Cap Value      3.00
--------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                                6/30/05       3/18/05
Net Asset Value per Share       $10.11        $10.00


Distributions per Share                  Short-Term        Long-Term
(3/18/05 - 6/30/05)        Dividends     Capital Gains     Capital Gains
                           $  -          $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Ibbotson Aggressive Allocation VCT Portfolio at net asset value, compared to that of the Standard & Poor's 500 Stock Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

             Pioneer
             Ibbotson
            Aggressive
           Allocation VCT
             Portfolio          S&P 500
3/05          $10,000           $10,000
6/05          $10,151           $10,137

The Standard & Poor's Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)


--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------

Life-of-Class       1.10%
(3/18/05)

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Ibbotson Moderate Allocation VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation VCT Portfolio

Based on actual returns from March 18, 2005 through June 30, 2005.

Share Class                                         II
------------------------------------------------------------
Beginning Account Value on 3/18/05              $1,000.00
Ending Account Value on 6/30/05                 $1,006.00
Expenses Paid During Period*                    $    2.14

* Expenses are equal to the Portfolio's annualized expense ratio of 0.74% multiplied by the average account value over the period, multiplied by 105/366 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from March 18, 2005 through June 30, 2005.

Share Class                                         II
------------------------------------------------------------
Beginning Account Value on 3/18/05              $1,000.00
Ending Account Value on 6/30/05                 $1,002.25
Expenses Paid During Period*                    $    2.14

* Expenses are equal to the Portfolio's annualized expense ratio of 0.74% multiplied by the average account value over the period, multiplied by 105/366 (to reflect the one-half year period).

Pioneer Ibbotson Growth Allocation VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation VCT Portfolio

Based on actual returns from March 18, 2005 through June 30, 2005.

Share Class                                         II
------------------------------------------------------------
Beginning Account Value on 3/18/05              $1,000.00
Ending Account Value on 6/30/05                 $1,007.00
Expenses Paid During Period*                    $    2.14

* Expenses are equal to the Portfolio's annualized expense ratio of 0.74% multiplied by the average account value over the period, multiplied by 105/366 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from March 18, 2005 through June 30, 2005.

Share Class                                         II
------------------------------------------------------------
Beginning Account Value on 3/18/05              $1,000.00
Ending Account Value on 6/30/05                 $1,012.25
Expenses Paid During Period*                    $    2.08

* Expenses are equal to the Portfolio's annualized expense ratio of 0.74% multiplied by the average account value over the period, multiplied by 105/366 (to reflect the one-half year period).

Pioneer Ibbotson Aggressive Allocation VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation VCT Portfolio

Based on actual returns from March 18, 2005 through June 30, 2005.

Share Class                                         II
------------------------------------------------------------
Beginning Account Value on 3/18/05              $1,000.00
Ending Account Value on 6/30/05                 $1,011.00
Expenses Paid During Period*                    $    2.14

* Expenses are equal to the Portfolio's annualized expense ratio of 0.74% multiplied by the average account value over the period, multiplied by 105/366 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from March 18, 2005 through June 30, 2005.

Share Class                                         II
------------------------------------------------------------
Beginning Account Value on 3/18/05              $1,000.00
Ending Account Value on 6/30/05                 $1,012.25
Expenses Paid During Period*                    $    2.14

* Expenses are equal to the Portfolio's annualized expense ratio of 0.74% multiplied by the average account value over the period, multiplied by 105/366 (to reflect the one-half year period).

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
MARKET OVERVIEW AND STRATEGY 6/30/05
--------------------------------------------------------------------------------

In the following interview, portfolio manager Peng Chang, Chief Investment Officer for Ibbotson Associates, discusses the market environment and investment strategies that applied to the three portfolios in the Pioneer Ibbotson Asset Allocation Series VCT Portfolios since they began operations on March 18, 2005.

Q. Could you characterize the economic backdrop against which the three Portfolios began investment operations?

A. The U.S. economy continued to grow at a healthy pace, if somewhat more slowly than in 2004. Inflation has picked up to a modest degree, driven primarily by high energy prices. On the interest rate front, the Federal Reserve began to raise short-term rates in 2004 and has maintained a policy of gradual tightening to keep economic growth in check. Surprisingly, long-term interest rates have been relatively stable throughout the cycle of Fed tightening, and even declined over the first half of 2005. In this environment, equity markets overall have basically fluctuated within a range, while long-term bonds and credit sensitive sectors of the bond market generally showed strength.

Q. What were the strategic considerations that you applied to the three Portfolios in allocating assets?

A. As the three Portfolios in the series were launched, assets were invested in keeping with the respective broad asset allocation and specific mutual fund targets established prior to the launch of the Portfolios. In addition, we implemented three strategies across all the Portfolios.

     First, within the U.S. stock portion of the Portfolios, we implemented a moderate emphasis on value stocks and a corresponding underweighting of more growth-oriented investments. We took these steps believing that the U.S. economy had entered into a decelerating growth cycle that would favor value equities with relatively stable earnings prospects. We also believed that the potential for higher inflation and interest rates favored the value investment style over growth. Our equity valuation and momentum models further supported this assessment, indicating an overweighting of value and an underweighting of growth equities. That said, value stocks have now outperformed growth over a period of approximately five years. If the economy starts to show signs of more rapid growth, an overweighting of more growth-oriented investments will be warranted. With respect to the other equity asset classes, the Portfolios' targeted exposure across large-, mid-, and small-cap equities remained unchanged. We have also maintained neutral target weightings in the non-U.S. equity market alternatives, both developed and emerging.

     The second emphasis has been within the bond portion of the Portfolios, where we implemented an underweighting of the long-term bond vehicle, with the difference allocated to the shorter-term fixed-income alternative. We believe that given the prospect of higher interest rates, shorter duration fixed-income investments are more attractive. (Duration is a measure of a bond's price sensitivity to changes in interest rates.) While this positioning has not helped our performance over the short term, we continue to believe that long-term rates will come under pressure and we are maintaining this allocation. Elsewhere within fixed-income, we have maintained neutral positions in the high-yield bond offering, as well as in the non-U.S. fixed-income option.

     Finally, we are underweighting REITs (real estate investment trusts) in view of their extended run of outperformance and the prospect of higher market interest rate levels. REITs have provided annualized returns in the 20% range over the past several years and are now fully valued in our view. In addition, REITs are traditionally most attractive to investors seeking income and have benefited from low interest rates. As rates eventually move up, that supporting factor will no longer be in place.

     Going forward, we will closely monitor economic indicators and interest rate movements to evaluate whether we need to make any adjustments to the views underlying these allocations. Given the significant level of uncertainty that continues to impact the financial markets, we believe that maintaining appropriate diversification across asset classes will be especially important in the months ahead.

     Please see Portfolio Reviews beginning on page 9 for information on specific weightings and performance for each of the three portfolios in the Pioneer Ibbotson Asset Allocation Series VCT Portfolios.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

The Portfolio's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying portfolios can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively. Before making an investment in the portfolio, you should consider all the risks associated with it.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS 6/30/05
--------------------------------------------------------------------------------

Moderate Allocation

The Portfolio's total return for the abbreviated fiscal period beginning March 18, 2005 and ending June 30, 2005 was 0.60% for Class II shares.

The Portfolio targeted an asset allocation of 60% equities, 40% fixed-income during the period. Within the equity portion of the Portfolio, Pioneer Fund was the largest holding at 11.6% of assets on June 30, 2005. Pioneer International Equity Fund was the next largest equity holding at 10.6% of assets. Within the fixed-income portion of the Portfolio, the largest holding at the end of the period was in a shorter duration bond fund, Pioneer Short Term Income Fund, at 15.9%.

Growth Allocation

The Portfolio's total return for the abbreviated fiscal period beginning March 18, 2005 and ending June 30, 2005 was 0.70% for Class II shares.

The Portfolio targeted an asset allocation of 75% equities, 25% fixed-income during the period. Within the equity portion of the Portfolio, Pioneer International Equity Fund was the largest holding at 14.0% of assets on June 30, 2005. The largest domestic equity allocation was to Pioneer Fund (11.9%) followed by Pioneer Mid Cap Value Fund (10.0%) and Pioneer Value Fund (9.0%). Overall, value holdings were weighted slightly above target as of the end of the period, reflecting management's view that value stocks were more attractive than their growth counterparts. Within the fixed-income portion of the Portfolio, the largest holding at the end of the period was in a long-term bond fund, Pioneer Bond Fund, at 11.1% of assets, while a shorter duration bond fund, Pioneer Short Term Income Fund represented 10.1% of assets.

Aggressive Allocation

The Portfolio's total return for the abbreviated fiscal period beginning March 18, 2005 and ending June 30, 2005 was 1.10% for Class II shares.

The Portfolio targeted an asset allocation of 90% equities, 10% fixed-income during the period. Within the equity portion of the Portfolio, Pioneer International Equity Fund was the largest holding at 18.0% of assets on June 30, 2005. On the domestic side, two value-oriented funds, Pioneer Value Fund (12.0%) and Pioneer Mid-Cap Value Fund (12.0%) were the largest holdings. Overall, the Portfolio's value exposure was slightly above target as of the end of the period, reflecting management's view that value stocks were more attractive than their growth counterparts. The fixed-income portion of the Portfolio was invested in a long-term bond fund, Pioneer Bond Fund, at 10.1% of assets.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

The Portfolio's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying portfolios can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively. Before making an investment in the portfolio, you should consider all the risks associated with it.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Ibbotson Moderate Allocation VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                          Value
               MUTUAL FUNDS - 92.1%
               PIONEER FUNDS - 92.1%
   40,011      Pioneer Bond Fund Class Y                     $   373,306
                                                             -----------
    5,234      Pioneer Cullen Value Fund Class Y                  84,798
                                                             -----------
    3,407      Pioneer Emerging Markets Fund Class Y              71,139
                                                             -----------
    7,240      Pioneer Fund Class Y                              300,973
                                                             -----------
   15,309      Pioneer High Yield Fund Class Y                   171,462
                                                             -----------
   13,404      Pioneer International Equity Fund Class Y         274,648
                                                             -----------
    5,316      Pioneer Mid-Cap Value Fund Class Y                142,035
                                                             -----------
   17,264      Pioneer Oak Ridge Large Cap Growth Fund
               Class Y                                           219,771
                                                             -----------
    3,323      Pioneer Real Estate Shares Fund Class Y            85,632
                                                             -----------
   20,703      Pioneer Research Fund Class Y                     190,880
                                                             -----------
   41,936      Pioneer Short Term Income Fund Class Y            413,913
                                                             -----------
    1,735      Pioneer Small Cap Value Fund Class Y               56,750
                                                             -----------
   12,277      Pioneer Value Fund Class Y                        218,154
                                                             -----------
               TOTAL INVESTMENTS IN SECURITIES - 92.1%
               (Cost $2,568,727)(a)                          $ 2,603,461
               OTHER ASSETS AND
               LIABILITIES - 7.9%                                224,400
                                                             -----------
               TOTAL NET ASSETS - 100.0%                     $ 2,827,861
                                                             ===========

(a) At June 30, 2005, the net unrealized gain on investments based on cost for federal tax purposes of $2,568,727 was as follows:

     Aggregate gross unrealized gain for all investments
        in which there is an excess of value over tax cost   $34,734
     Aggregate gross unrealized loss for all investments
        in which there is an excess of tax cost over value         -
                                                             -------
     Net unrealized gain                                     $34,734
                                                             =======

Purchases and sales of securities (excluding temporary cash investments) for the period ended June 30, 2005 aggregated $2,583,321 and $14,483, respectively.

10 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Growth Allocation VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                          Value
               MUTUAL FUNDS - 100.4%
               PIONEER FUNDS - 100.4%
   27,456      Pioneer Bond Fund Class Y                     $   256,162
                                                             -----------
    5,686      Pioneer Cullen Value Fund Class Y                  92,113
                                                             -----------
    5,550      Pioneer Emerging Markets Fund Class Y             115,883
                                                             -----------
    6,637      Pioneer Fund Class Y                              275,893
                                                             -----------
    6,233      Pioneer High Yield Fund Class Y                    69,813
                                                             -----------
   15,785      Pioneer International Equity Fund Class Y         323,442
                                                             -----------
    8,660      Pioneer Mid-Cap Value Fund Class Y                231,386
                                                             -----------
   14,476      Pioneer Oak Ridge Large Cap Growth Fund
               Class Y                                           184,279
                                                             -----------
    3,608      Pioneer Real Estate Shares Fund Class Y            92,983
                                                             -----------
   17,463      Pioneer Research Fund Class Y                     161,012
                                                             -----------
   23,546      Pioneer Short Term Income Fund Class Y            232,402
                                                             -----------
    2,120      Pioneer Small Cap Value Fund Class Y               69,340
                                                             -----------
   11,658      Pioneer Value Fund Class Y                        207,169
                                                             -----------
               TOTAL INVESTMENTS IN SECURITIES - 100.4%
               (Cost $2,279,933)(a)                          $ 2,311,877
               OTHER ASSETS AND
               LIABILITIES - (0.4%)                               (9,534)
                                                             -----------
               TOTAL NET ASSETS - 100.0%                     $ 2,302,343
                                                             ===========

(a) At June 30, 2005, the net unrealized gain on investments based on cost for federal tax purposes of $2,279,933 was as follows:

     Aggregate gross unrealized gain for all investments
        in which there is an excess of value over tax cost   $32,499
     Aggregate gross unrealized loss for all investments
        in which there is an excess of tax cost over value      (555)
                                                             -------
     Net unrealized gain                                     $31,944
                                                             =======

Purchases and sales of securities (excluding temporary cash investments) for the period ended June 30, 2005 aggregated $2,281,165 and $1,213 respectively.

   The accompanying notes are an integral part of these financial statements. 11

Pioneer Ibbotson Aggressive Allocation VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                        Value
               MUTUAL FUNDS - 101.3%
               PIONEER FUNDS - 101.3%
    6,619      Pioneer Bond Fund Class Y                     $  61,753
                                                             ---------
    1,884      Pioneer Cullen Value Fund Class Y                30,526
                                                             ---------
    1,766      Pioneer Emerging Markets Fund Class Y            36,874
                                                             ---------
    1,759      Pioneer Fund Class Y                             73,141
                                                             ---------
    5,381      Pioneer International Equity Fund Class Y       110,261
                                                             ---------
    2,755      Pioneer Mid-Cap Value Fund Class Y               73,624
                                                             ---------
    3,838      Pioneer Oak Ridge Large Cap Growth Fund
               Class Y                                          48,856
                                                             ---------
    1,196      Pioneer Real Estate Shares Fund Class Y          30,823
                                                             ---------
    5,952      Pioneer Research Fund Class Y                    54,882
                                                             ---------
      562      Pioneer Small Cap Value Fund Class Y             18,385
                                                             ---------
    4,121      Pioneer Value Fund Class Y                       73,231
                                                             ---------
               TOTAL INVESTMENTS IN SECURITIES - 101.3%
               (Cost $604,286)(a)                            $ 612,356
               OTHER ASSETS AND
               LIABILITIES - (1.3%)                             (8,022)
                                                             ---------
               TOTAL NET ASSETS - 100.0%                     $ 604,334
                                                             =========

(a) At June 30, 2005, the net unrealized gain on investments based on cost for federal tax purposes of $604,286 was as follows:

     Aggregate gross unrealized gain for all investments
        in which there is an excess of value over tax cost   $8,659
     Aggregate gross unrealized loss for all investments
        in which there is an excess of tax cost over value     (589)
                                                             ------
     Net unrealized gain                                     $8,070
                                                             ======

Purchases and sales of securities (excluding temporary cash investments) for the period ended June 30, 2005 aggregated $608,542 and $4,324, respectively.

12 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                     3/18/05(a)
                                                                        to
                                                                      6/30/05
                                                                    (unaudited)
                                                                    ----------
Moderate Allocation VCT Portfolio                                    Class II
Net asset value, beginning of period                                  $10.00
                                                                      ------
Increase from investment operations:
 Net investment income (b)                                            $ 0.05
 Net realized and unrealized gain on investments                        0.01
                                                                      ------
  Net increase from investment operations                             $ 0.06
                                                                      ------
Distributions to shareowners:
 Net investment income                                                     -
 Net realized gain                                                         -
                                                                      ------
Net increase in net asset value                                       $ 0.06
                                                                      ------
Net asset value, end of period                                        $10.06
                                                                      ======
Total return*                                                           0.60%
 Ratio of net expenses to average net assets**++                        0.74%
 Ratio of net investment income to average net assets **                1.61%
 Portfolio turnover rate                                                1.00%
 Net assets, end of period (in thousands)                             $2,828

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
++ In the absence of expense reimbursement, expenses on an annualized basis would have been 7.04% of average net assets for Class II shares.

   The accompanying notes are an integral part of these financial statements. 13

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    3/18/05(a)
                                                                        to
                                                                      6/30/05
                                                                    (unaudited)
                                                                    ----------
Growth Allocation VCT Portfolio                                      Class II
Net asset value, beginning of period                                  $10.00
                                                                      ------
Increase from investment operations:
Net investment income (b)                                             $ 0.03
 Net realized and unrealized gain on investments                        0.04
                                                                      ------
 Net increase from investment operations                              $ 0.07
                                                                      ------
Distributions to shareowners:
 Net investment income                                                     -
 Net realized gain                                                         -
                                                                      ------
Net increase in net asset value                                       $ 0.07
                                                                      ------
Net asset value, end of period                                        $10.07
                                                                      ======
Total return*                                                           0.70%
 Ratio of net expenses to average net assets**++                        0.74%
 Ratio of net investment income to average net assets**                 1.11%
 Portfolio turnover rate                                                0.00%
 Net assets, end of period (in thousands)                             $2,302

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
++ In the absence of expense reimbursement, expenses on an annualized basis would have been 8.51% of average net assets for Class II shares.

14 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                     3/18/05(a)
                                                                        to
                                                                      6/30/05
                                                                     (unaudited)
                                                                     -----------
Aggressive Allocation VCT Portfolio                                   Class II
Net asset value, beginning of period                                   $10.00
                                                                       ------
Increase from investment operations:
 Net investment income (b)                                             $ 0.02
 Net realized and unrealized gain on investments                         0.09
                                                                       ------
  Net increase from investment operations                              $ 0.11
                                                                       ------
Distributions to shareowners:
 Net investment income                                                      -
 Net realized gain                                                          -
                                                                       ------
Net increase in net asset value                                        $ 0.11
                                                                       ------
Net asset value, end of period                                         $10.11
                                                                       ======
Total return*                                                            1.10%
 Ratio of net expenses to average net assets**++                         0.74%
 Ratio of net investment income to average net assets**                  0.77%
 Portfolio turnover rate                                                 1.00%
 Net assets, end of period (in thousands)                              $  604

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
++ In the absence of expense reimbursement, expenses on an annualized basis would have been 28.96% of average net assets for Class II shares.

   The accompanying notes are an integral part of these financial statements. 15

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (unaudited)
--------------------------------------------------------------------------------

                                                                          Moderate          Growth         Aggressive
                                                                         Allocation       Allocation       Allocation
                                                                        VCT Portfolio    VCT Portfolio    VCT Portfolio
                                                                        -------------    -------------    -------------
ASSETS:
 Investments in securities of affiliated issuers,
 at value (at cost $2,568,727, $2,279,933 and $604,286 respectively)     $2,603,461        $2,311,877        $612,356
 Cash                                                                       257,897           164,929          31,708
 Receivable --
  Reimbursement from Adviser                                                  7,802             8,092           8,237
                                                                         ----------        ----------        --------
     Total assets                                                        $2,869,160        $2,484,898        $652,301
                                                                         ----------        ----------        --------
LIABILITIES:
 Payables --
  Securities purchased                                                   $   17,979        $  159,094        $ 25,963
  Due to affiliates                                                           1,087               900             383
 Accrued expenses and other liabilities                                      22,233            22,561          21,621
                                                                         ----------        ----------        --------
     Total liabilities                                                   $   41,299        $  182,555        $ 47,967
                                                                         ----------        ----------        --------
NET ASSETS:
 Paid-in capital                                                         $2,787,074        $2,266,896        $595,528
 Accumulated net investment income                                            6,165             3,522             668
 Accumulated net realized gain (loss) on investments                           (112)              (19)             68
 Net unrealized gain on investments                                          34,734            31,944           8,070
                                                                         ----------        ----------        --------
     Total net assets                                                    $2,827,861        $2,302,343        $604,334
                                                                         ==========        ==========        ========
NET ASSET VALUE PER SHARE:
 (No par value, unlimited number of shares authorized)
  Net Assets of Class II Shares                                          $2,827,861        $2,302,343        $604,334
 Class II Shares outstanding                                                281,222           228,577          59,763
                                                                         ----------        ----------        --------
 Net Asset Value--Class II Shares                                        $    10.06        $    10.07        $  10.11

16 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

For the Period 3/18/05* to 6/30/05

                                                             Moderate           Growth          Aggressive
                                                            Allocation        Allocation        Allocation
                                                           VCT Portfolio     VCT Portfolio     VCT Portfolio
                                                           -------------     -------------     -------------
INVESTMENT INCOME:
 Dividends                                                    $  7,555          $  5,160          $  1,122
 Interest                                                        1,443               711               190
                                                              --------          --------          --------
  Total investment income                                     $  8,998          $  5,871          $  1,312
                                                              --------          --------          --------
EXPENSES:
 Management fees                                              $    498          $    413          $    113
 Transfer agent fees                                               451               451               451
 Distribution fees                                                 957               793               218
 Custodian fees                                                  9,952            10,259             9,340
 Professional fees                                               9,064             9,064             9,064
 Printing fees                                                   5,416             5,416             5,416
 Fees and expenses of nonaffiliated trustees                        72                72                72
 Miscellaneous                                                     543               543               543
                                                              --------          --------          --------
  Total expenses                                              $ 26,953          $ 27,011          $ 25,217
                                                              --------          --------          --------
  Less fees paid indirectly and reimbursed by
    Pioneer Investment Management, Inc.                        (24,120)          (24,662)          (24,573)
                                                              --------          --------          --------
  Net expenses                                                $  2,833          $  2,349          $    644
                                                              --------          --------          --------
    Net investment income                                     $  6,165          $  3,522          $    668
                                                              --------          --------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments                      $   (112)         $    (19)         $     68
 Change in net unrealized gain on investments                   34,734            31,944             8,070
                                                              --------          --------          --------
  Net gain on investments                                     $ 34,622          $ 31,925          $  8,138
                                                              --------          --------          --------
 Net increase in net assets resulting from operations         $ 40,787          $ 35,447          $  8,806
                                                              ========          ========          ========

*    Commencement of operations.

   The accompanying notes are an integral part of these financial statements. 17

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------

For the Period 3/18/05* to 6/30/05

                                                                            Moderate              Growth             Aggressive
                                                                           Allocation           Allocation           Allocation
                                                                          VCT Portfolio        VCT Portfolio        VCT Portfolio
                                                                          -------------        -------------        -------------
FROM OPERATIONS:
Net investment income                                                       $    6,165           $    3,522            $    668
Net realized gain (loss) on investments                                           (112)                 (19)                 68
Change in net unrealized gain on investments                                    34,734               31,944               8,070
                                                                            ----------           ----------            --------
Net increase in net assets resulting from operations                        $   40,787           $   35,447            $  8,806
                                                                            ----------           ----------            --------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                            $2,712,362           $2,169,472            $496,061
Cost of shares repurchased                                                     (25,288)              (2,576)               (533)
                                                                            ----------           ----------            --------
 Net increase in net assets resulting from fund share transactions          $2,687,074           $2,166,896            $495,528
                                                                            ----------           ----------            --------
 Net increase in net assets                                                 $2,727,861           $2,202,343            $504,334
NET ASSETS:
Beginning of period (Initial capitalization - 10,000
 shares per fund)                                                           $  100,000           $  100,000            $100,000
                                                                            ----------           ----------            --------
End of period (including accumulated net investment income
 of $6,165, $3,522 and $668, respectively)                                  $2,827,861           $2,302,343            $604,334
                                                                            ==========           ==========            ========

*    Commencement of operations.

18 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------

                                Moderate Allocation               Growth Allocation                Aggressive Allocation
                                   VCT Portfolio                    VCT Portfolio                       VCT Portfolio
                            ----------------------------      ----------------------------      ----------------------------
                             Shares             Amount         Shares             Amount         Shares              Amount
Class II
Shares sold                 273,747           $2,712,362      218,836           $2,169,472      49,816              $496,061
Less shares repurchased      (2,525)             (25,288)        (259)              (2,576)        (53)                 (533)
                            -------           ----------      -------           ----------      ------              --------
Net increase                271,222           $2,687,074      218,577           $2,166,896      49,763              $495,528
                            =======           ==========      =======           ==========      ======              ========

   The accompanying notes are an integral part of these financial statements. 19

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

The Pioneer Ibbotson Moderate Allocation VCT Portfolio, Ibbotson Growth Allocation VCT Portfolio and Ibbotson Aggressive Allocation VCT Portfolio (the Portfolios) are Portfolios of the Pioneer Variable Contracts Trust (the Trust) which is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. Each of these Portfolios is a "fund of funds," which means that it seeks to achieve its investment objective by investing in other funds ("underlying funds") rather than direct investment in securities. The Portfolios indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Portfolios entails more direct and indirect expenses than direct investment in the underlying funds. The Trust consists of twenty eight separate portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
       (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of the Moderate VCT Portfolio is to seek a balance between long-term capital growth and current income. The Growth VCT Portfolio seeks a balance between long-term capital growth and current income. The Aggressive VCT Portfolio seeks long-term capital growth.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The financial statements have been prepared in accordance with United States generally accepted accounting principles that require the management of the Portfolios to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements, which are in conformity with those generally accepted in the investment company industry.

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.   Security Valuation

     Purchases and sales of mutual fund shares are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each Fund. Dividend income is recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Portfolios' policy to comply with the requirements of the Internal Revenue Service Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to its shareholders. Therefore, no Federal income tax provisions are required.

     The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist. The tax character of current year distributions paid will be determined at the end of the current fiscal year.

C.   Portfolio Shares

     The Portfolios record sales and repurchases of their shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
     (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of each Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted-net assets at the beginning of the day. Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

D.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolios the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of the purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolios' custodian, or subcustodians. The Portfolios' investment adviser, Pioneer Investment Management, Inc. (PIM) is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, is the Portfolios' investment adviser, and manages the Portfolios. Management fees are calculated daily at the following annual rates on Pioneer managed assets:

--------------------------------------------------------------------------------
                                              Management Fee as a Percentage
                                                  of each Fund's Average
Fund                                                 Daily Net Assets
--------------------------------------------------------------------------------
Moderate VCT Portfolio                                     0.13%
Growth VCT Portfolio                                       0.13%
Aggressive VCT Portfolio                                   0.13%
--------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                  (continued)
--------------------------------------------------------------------------------

For each Portfolio, management fees will be calculated daily at a 0.17% annual rate on Third Party managed assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, will be paid by the Portfolios. At June 30, 2005, the following fees were payable to PIM relating to management fees and certain other services and are included in due to affiliates:

--------------------------------------------------------------------------------
Fund                                                         Amount
--------------------------------------------------------------------------------
Moderate VCT Portfolio                                        $303
Growth VCT Portfolio                                          $239
Aggressive VCT Portfolio                                      $ 62
--------------------------------------------------------------------------------

From March 18, 2005 through June 30, 2005, PIM did not impose all or a portion of its management fees and assumed other operating expenses of the Portfolios to the extent necessary to limit Class II expenses to the following annual expense limitations:

--------------------------------------------------------------------------------
Fund                                                        Class II
--------------------------------------------------------------------------------
Moderate VCT Portfolio                                        .74%
Growth VCT Portfolio                                          .74%
Aggressive VCT Portfolio                                      .74%
--------------------------------------------------------------------------------

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Portfolios at negotiated rates. Included in due to affiliates are the following amounts of transfer agent fees payable to PIMSS at June 30, 2005:

--------------------------------------------------------------------------------
Fund                                                         Amount
--------------------------------------------------------------------------------
Moderate VCT Portfolio                                        $201
Growth VCT Portfolio                                          $201
Aggressive VCT Portfolio                                      $201
--------------------------------------------------------------------------------

4.   Distribution Plans

The Portfolios have adopted a Plan of Distribution with respect to Class II shares (Class II Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class II Plan, the Portfolios will pay PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class II shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class II shares. At June 30, 2005, the following fees were payable to PFD relating to service fees and are included in due to affiliates:

--------------------------------------------------------------------------------
Fund                                                         Amount
--------------------------------------------------------------------------------
Moderate VCT Portfolio                                        $583
Growth VCT Portfolio                                          $460
Aggressive VCT Portfolio                                      $120
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17936-00-0805
                                                           [logo]PIONEER
                                                                 Investments(R)



                        PIONEER VARIABLE CONTRACTS TRUST

          Pioneer International Value VCT Portfolio -- Class II Shares




                                                               SEMIANNUAL REPORT

                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer International Value VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      5

  Financial Statements                                                         9

  Notes to Financial Statements                                               13

  Factors Considered by the Independent Trustees
    in Approving the Management Contract                                      18

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Sector Distribution
(As a percentage of total investment portfolio)

 [The following data was represented as a pie chart in the original document.]

International Common Stocks                            88.6%
Temporary Cash Investment                               4.9%
Depositary Receipts for International Stocks            3.3%
U.S. Common Stocks                                      2.7%
International Preferred Stocks                          0.5%

Geographical Distribution
(As a percentage of equity holdings)

 [The following data was represented as a pie chart in the original document.]

Japan                                                  24.6%
France                                                 17.5%
United Kingdom                                         16.5%
Switzerland                                            10.4%
Germany                                                 6.3%
Spain                                                   5.5%
Italy                                                   3.7%
Netherlands                                             3.4%
South Korea                                             3.1%
Brazil                                                  1.2%
Mexico                                                  1.2%
United States                                           1.1%
Ireland                                                 1.0%
Singapore                                               1.0%
Other (individually less than 1%)                       3.5%

Five Largest Holdings
(As a percentage of equity holdings)

  1.      Total SA                                      2.82%
  2.      Vodafone Group Plc                            2.57
  3.      Toyota Motor Co.                              2.28
  4.      UBS AG                                        2.13
  5.      France Telecom SA                             2.05

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------
Prices and Distributions

                              6/30/05       12/31/04
Net Asset Value per Share     $ 11.36       $ 11.84

Distributions per Share                     Short-Term        Long-Term
(1/1/05 - 6/30/05)            Dividends     Capital Gains     Capital Gains
                              $ 0.0074      $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer International Value VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free (ACWF) ex. U.S. Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[The following data was represented as a mountain chart in the original document.]

                   Pioneer International              MSCI AC Wld Fr
                    Value VCT Portfolio                 USA Index
  Jun-95                   10000                          10000
                           11285                          11317
  Jun-97                   13052                          12917
                           11281                          13096
  Jun-99                   11338                          14343
                           14331                          16941
  Jun-01                    9850                          12905
                            9059                          11852
  Jun-03                    8431                          11354
                           10652                          15044
  Jun-05                   11722                          17598

The Morgan Stanley Capital International (MSCI) All Country World Free Index measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years                                                                    1.60%
5 Years                                                                    -3.94%
1 Year                                                                     10.04%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to the variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value / $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer International Value VCT
Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005.

       Share Class                                        II
       --------------------------------------------------------
       Beginning Account Value on 1/1/05             $ 1,000.00
       Ending Account Value on 6/30/05               $   960.10
       Expenses Paid During Period*                  $     8.99

* Expenses are equal to the Portfolio's annualized expense ratio of 1.85% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer International Value VCT
Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005.

       Share Class                                       II
       --------------------------------------------------------
       Beginning Account Value on 1/1/05             $ 1,000.00
       Ending Account Value on 6/30/05               $ 1,015.62
       Expenses Paid During Period*                  $     9.25

* Expenses are equal to the Portfolio's annualized expense ratio of 1.85% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

During the six months ended June 30, 2005, international stocks produced mixed results. Fears of higher interest rates sparked inflation worries and tempered investors' appetite for risk. In the following interview, Portfolio Manager Christopher Smart discusses the changing sentiment and other factors that influenced the Portfolio's performance.

Q. How did the Portfolio perform?

A. For the six months ended June 30, 2005, Class II shares returned -3.99%, at net asset value. Investments in Japan proved to be the biggest disappointment and contributed to the Portfolio's underperformance relative to the Morgan Stanley Capital International (MSCI) All Country World Free Index, which rose 0.32%. Not only did the Japanese market underperform other global markets, but our stock selection in Japan also detracted from the Portfolio's absolute return.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Economic data released this spring suggested that Japanese economic growth had slowed slightly, which prompted economists to postpone their outlook for a broader recovery to the second half of 2005. In addition, rising interest rates in the United States helped trigger an 8.1% weakening in the yen during the six-month period, which dealt a further blow to the value of some of our stocks in dollar terms. Holdings in banking groups Sumitomo Trust and Banking and UFJ Holdings suffered as a result, although we remain confident about their prospects, because we anticipate loan growth will climb as demand picks up again. Another investment, Kajima, which makes prefabricated homes, also lagged during the period, but we still think its exposure to the housing industry should improve as consumers start to spend again.

   Finally, a mixed picture for technology exporters hurt our holding in Konica Minolta, which sells cameras and other photography equipment worldwide. Their global sales prospects in addition to our growing concerns about the company's restructuring efforts led us to sell the stock.

   While several Japanese holdings lagged, some stocks proved quite rewarding. For instance, the Portfolio's investments in OSG, which sells drilling and machine tools to the automobile industry, did very well. OSG's future looks strong in our estimation, especially given its sales to Toyota, which is one of the fastest growing automobile manufacturers in the world.

Q. Has your view of investing in Europe changed in response to the French and Dutch rejection of the proposed European Union constitution?

A. No. It is true that the No vote in France and the Netherlands may well cause concern for the pace of European integration and the overall management of the European economy. However, we have always taken a company-by company approach to investing in the European continent. Political and economic issues play into our analysis on some level, but they generally take a back seat to a company's fundamentals and its strategy against its competition. ACS Actividades (Spain), Vinci (France) and Deutsche Boerse, (Germany) performed well during the six-month period.

Q. Did investments in emerging markets contribute positively to performance?

A. Yes. Three holdings were particularly noteworthy. Grupo Televisa is the dominant Mexican broadcaster and has successfully increased its advertising rates and sales volume amidst the Mexican economic recovery. Unibanco, Brazil's third largest bank, has one of the largest retail networks in the country and has experienced significant loan growth with the domestic economic recovery. Finally, Kookmin Bank is one of the largest banks in South Korea and has recovered nicely from the high default rate of credit card holders in 2003.

   While emerging market holdings proved to be a plus overall, they did encounter some headwind in March, when inflationary fears shook investors' confidence. In anticipation of some uncertainty ahead, we scaled back some of the Portfolio's emerging market holdings, which had appreciated considerably. Our outlook for Turkey was also affected by the voting on the European constitution, which raised doubts about its candidacy to join the European Union. We sold four holdings - Norilsk Nickel (Russia), Turkcell Iletism Hizmet (Turkey), Brazil Telecom and Unibanco - to lock in their strong price gains and reduce the Portfolio's risk exposure.

   While we limited investments in those more volatile markets, we continue to believe their low valuations and strong growth potential provide important opportunities. During the decline, many emerging market stocks became attractively priced relative to their long-term earnings potential. As a result, we added Petrobras, the Brazilian oil giant.

Q. What is your outlook?

A. We became somewhat more defensive earlier this year, most notably in emerging markets. While the current market sentiment remains nervous, we believe that inflationary fears are probably excessive, given the prospects this year of a muted growth outlook in the United States. While foreign stocks may face temporary headwinds in the face of a recovering U.S. dollar, the long-term outlook for international markets remains attractive, especially given their relatively low stock prices.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares                                                          Value
                  PREFERRED STOCKS - 0.4%
                  Health Care Equipment & Services - 0.4%
                  Health Care Equipment - 0.4%
       1,050      Fresenius AG                                  $   120,204
                                                                -----------
                  Total Health Care Equipment &
                  Services                                      $   120,204
                                                                -----------
                  TOTAL PREFERRED STOCKS
                  (Cost $112,283)                               $   120,204
                                                                -----------
                  COMMON STOCKS - 98.0%
                  Energy - 8.8%
                  Integrated Oil & Gas - 8.1%
      31,810      BP Amoco Plc                                  $   331,140
      16,300      Eni S.p.A. (a)                                    417,644
       3,400      Petrobras Brasileiro (A.D.R.)                     156,536
      16,500      Repsol SA (a)                                     418,553
       2,930      Total SA                                          686,068
                                                                -----------
                                                                $ 2,009,941
                                                                -----------
                  Oil & Gas Equipment & Services - 0.4%
       1,760      Technip*                                      $    81,824
                                                                -----------
                  Oil & Gas Refining & Marketing - 0.3%
      12,000      Nippon Mitsubishi*                            $    81,552
                                                                -----------
                  Total Energy                                  $ 2,173,317
                                                                -----------
                  Materials - 8.5%
                  Construction Materials - 2.6%
       9,600      CRH Plc                                       $   253,319
       1,600      Holcim, Ltd.                                       97,076
       1,600      Lafarge Br (a)                                    145,176
      16,900      Ultra Tech Cement, Ltd.                           137,058
                                                                -----------
                                                                $   632,629
                                                                -----------
                  Diversified Chemical - 1.5%
       4,600      BASF India, Ltd.                              $   304,850
       2,400      Bayer AG                                           79,812
                                                                -----------
                                                                $   384,662
                                                                -----------
                  Diversified Metals & Mining - 3.4%
      11,102      Broken Hill Proprietary Co., Ltd.             $   151,594
      36,800      Dowa Mining Co., Ltd.*                            243,562
       7,350      Freeport-McMoRan Copper & Gold, Inc.
                  (Class B)                                         275,184
       5,390      Rio Tinto Plc                                     163,808
                                                                -----------
                                                                $   834,148
                                                                -----------
                  Industrial Gases - 1.0%
      49,500      Taiyo Nippon Sanso Corp.                      $   251,413
                                                                -----------
                  Total Materials                               $ 2,102,852
                                                                -----------
                  Capital Goods - 12.0%
                  Building Products - 1.3%
       5,900      Compagnie de Saint Gobain                     $   326,007
                                                                -----------

      Shares                                                          Value
                  Construction, Farm Machinery &
                  Heavy Trucks - 2.0%
      13,700      Daewoo Heavy Industries & Machinery, Ltd.     $   261,342
       4,700      Hyundai Heavy Industries                          234,844
                                                                -----------
                                                                $   496,186
                                                                -----------
                  Construction & Engineering - 4.3%
       9,249      ACS, Actividades de Construccion y
                  Servicios, SA                                 $   257,813
      65,600      Kajima Corp.*                                     241,449
      52,800      Shimizu Corp.*                                    244,825
       3,960      VINCI SA                                          329,378
                                                                -----------
                                                                $ 1,073,465
                                                                -----------
                  Electrical Component & Equipment - 0.7%
       2,400      Schneider Electric SA                         $   180,367
                                                                -----------
                  Industrial Conglomerates - 1.4%
       5,562      KOC Holding AS                                $    24,454
       4,390      Siemens                                           319,103
                                                                -----------
                                                                $   343,557
                                                                -----------
                  Industrial Machinery - 1.5%
      11,400      Atlas Copco AB                                $   180,245
      13,600      Koyo Seiko Co., Ltd.*                             181,647
                                                                -----------
                                                                $   361,892
                                                                -----------
                  Trading Companies & Distributors - 0.8%
      20,000      Mitsui & Co. Ltd.*                            $   189,531
                                                                -----------
                  Total Capital Goods                           $ 2,971,005
                                                                -----------
                  Commercial Services & Supplies - 0.4%
                  Data Processing Services - 0.4%
       2,700      Trans Cosmos, Inc.*                           $   106,977
                                                                -----------
                  Total Commercial Services &
                  Supplies                                      $   106,977
                                                                -----------
                  Transportation - 2.4%
                  Air Freight & Couriers - 0.9%
       8,100      TNT Post Group NV                             $   205,074
                                                                -----------
                  Airport Services - 0.6%
      14,400      BAA Plc                                       $   159,699
                                                                -----------
                  Railroads - 0.9%
          28      Central Japan Railway Co.                     $   216,032
                                                                -----------
                  Total Transportation                          $   580,805
                                                                -----------
                  Automobiles & Components - 3.5%
                  Automobile Manufacturers - 2.3%
      15,500      Toyota Motor Co.                              $   554,712
                                                                -----------

  The accompanying notes are an integral part of these financial statements.   5

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

      Shares                                                         Value
                  Tires & Rubber - 1.2%
       3,500      Compagnie Generale des
                  Etablissements Michelin                      $   212,426
       1,300      Continental AG                                    93,444
                                                               -----------
                                                               $   305,870
                                                               -----------
                  Total Automobiles & Components               $   860,582
                                                               -----------
                  Consumer Durables & Apparel - 3.2%
                  Apparel, Accessories & Luxury Goods - 1.0%
       1,500      Adidas-Salomon AG                            $   250,199
                                                               -----------
                  Consumer Electronics - 2.2%
       9,500      Philips Electronics NV                       $   238,860
      20,000      Sharp Corp.*                                     312,996
                                                               -----------
                                                               $   551,856
                                                               -----------
                  Total Consumer Durables & Apparel            $   802,055
                                                               -----------
                  Consumer Services - 1.5%
                  Casinos & Gaming - 0.9%
       3,500      Sega Sammy Holdings, Inc.                    $   214,801
                                                               -----------
                  Restaurants - 0.6%
      37,200      Compass Group Plc                            $   155,979
                                                               -----------
                  Total Consumer Services                      $   370,780
                                                               -----------
                  Media - 4.6%
                  Broadcasting & Cable TV - 3.4%
      16,200      British Sky Broadcasting Plc                 $   152,428
       4,600      Grupo Televisa SA (A.D.R.)                       285,614
         280      Jupiter Telecommunications Co., Ltd.*            235,472
      14,100      Mediaset S.p.A                                   165,740
                                                               -----------
                                                               $   839,254
                                                               -----------
                  Movies & Entertainment - 0.6%
       4,900      Vivendi Universal                            $   153,430
                                                               -----------
                  Publishing - 0.6%
       1,800      Lagardere SCA                                $   132,747
                                                               -----------
                  Total Media                                  $ 1,125,431
                                                               -----------
                  Retailing - 0.8%
                  Catalog Retail - 0.8%
      12,000      GUS Plc                                      $   189,385
                                                               -----------
                  Total Retailing                              $   189,385
                                                               -----------
                  Food & Drug Retailing - 2.2%
                  Drug Retail - 0.3%
       6,500      Boots Company Plc                            $    70,699
                                                               -----------
                  Food Retail - 1.9%
       5,400      Lawson, Inc.                                 $   188,361
      51,400      Tesco Plc                                        292,813
                                                               -----------
                                                               $   481,174
                                                               -----------
                  Total Food & Drug Retailing                  $   551,873
                                                               -----------

      Shares                                                         Value
                  Food, Beverage & Tobacco - 2.4%
                  Packaged Foods & Meats - 1.8%
       1,700      Nestle SA (Registered Shares)                $   434,489
                                                               -----------
                  Tobacco - 0.6%
       7,720      British American Tobacco Plc                 $   149,300
                                                               -----------
                  Total Food, Beverage & Tobacco               $   583,789
                                                               -----------
                  Health Care Equipment & Services - 0.3%
                  Health Care Equipment - 0.3%
         400      Nobel Biocare Holding AG                     $    80,960
                                                               -----------
                  Total Health Care Equipment &
                  Services                                     $    80,960
                                                               -----------
                  Pharmaceuticals & Biotechnology - 8.1%
                  Biotechnology - 0.3%
         800      Actelion, Ltd.*                              $    83,050
                                                               -----------
                  Pharmaceuticals - 7.8%
       6,400      Astellas Pharma, Inc.                        $   218,625
       9,832      Astrazeneca Plc                                  406,029
      12,100      Chugai Pharmaceutical Co.*                       186,867
       8,590      GlaxoSmithKline Plc                              206,970
       3,800      Novartis                                         180,502
       3,538      Roche Holdings AG                                446,210
       1,380      Sanofi-Aventis (a)                               112,965
       4,900      Shire Pharmaceuticals Group Plc (A.D.R.)         160,720
                                                               -----------
                                                               $ 1,918,888
                                                               -----------
                  Total Pharmaceuticals &
                  Biotechnology                                $ 2,001,938
                                                               -----------
                  Banks - 12.7%
                  Diversified Banks - 12.7%
      16,200      Banco Bilbao Vizcaya Argentaria, SA          $   249,816
      32,825      Barclays Plc                                     326,079
       5,200      BNP Paribas SA                                   355,475
       8,145      Credit Agricole SA                               205,771
      28,900      Development Bank of Singapore, Ltd.              244,621
       2,800      Kookmin Bank (A.D.R.)                            127,624
      13,520      Royal Bank of Scotland Group Plc                 408,327
       4,119      Societe Generale                                 417,175
      45,500      Sumitomo Trust Bank*                             276,006
      22,700      Turkiye Is Bankasi                               132,031
          75      UFJ Holdings, Inc.*                              389,233
                                                               -----------
                                                               $ 3,132,158
                                                               -----------
                  Total Banks                                  $ 3,132,158
                                                               -----------
                  Diversified Financials - 4.9%
                  Diversified Capital Markets - 3.4%
       7,930      CS Group*                                    $   311,142
       6,650      UBS AG                                           517,566
                                                               -----------
                                                               $   828,708
                                                               -----------

6   The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                       Value
                  Diversified Financial Services - 1.5%
      13,400      ING Groep NV                               $   376,943
                                                             -----------
                  Total Diversified Financials               $ 1,205,651
                                                             -----------
                  Insurance - 4.5%
                  Life & Health Insurance - 0.5%
       4,900      China Life Insurance Co. (A.D.R.)*(a)      $   133,770
                                                             -----------
                  Multi-Line Insurance - 2.7%
       5,300      Assicurazioni Generali                     $   164,860
      10,900      AXA                                            271,043
       1,380      Zurich Financial Services*                     237,023
                                                             -----------
                                                             $   672,926
                                                             -----------
                  Property & Casualty Insurance - 0.7%
      20,000      Mitsui Sumitomo Insurance Co.*             $   179,459
                                                             -----------
                  Reinsurance - 0.6%
       2,200      Swiss Re                                   $   134,847
                                                             -----------
                  Total Insurance                            $ 1,121,002
                                                             -----------
                  Real Estate - 1.1%
                  Real Estate Management & Development - 1.1%
      25,000      Mitsui Fudosan Co.                         $   280,178
                                                             -----------
                  Total Real Estate                          $   280,178
                                                             -----------
                  Software & Services - 0.7%
                  IT Consulting & Other Services - 0.7%
       2,100      Atos Origin*                               $   132,776
         300      OBIC Co., Ltd.                                  50,813
                                                             -----------
                                                             $   183,589
                                                             -----------
                  Total Software & Services                  $   183,589
                                                             -----------
                  Technology Hardware & Equipment - 2.2%
                  Electronic Equipment & Instruments - 2.2%
         600      Keyence Corp.                              $   133,705
       3,300      Kyocera Corp.*                                 251,695
      10,000      Ricoh Co.*                                     156,408
                                                             -----------
                                                             $   541,808
                                                             -----------
                  Total Technology Hardware &
                  Equipment                                  $   541,808
                                                             -----------
                  Semiconductors - 0.7%
                  Semiconductor Equipment - 0.7%
       3,100      Tokyo Electron, Ltd.                       $   162,695
                                                             -----------
                  Total Semiconductors                       $   162,695
                                                             -----------

      Shares                                                       Value
                  Telecommunication Services - 9.0%
                  Integrated Telecommunication Services - 5.4%
       4,000      Brasil Telecom Participacoes SA*           $   144,400
      17,200      France Telecom SA                              499,630
          30      Nippon Telegraph & Telephone Corp.*            128,709
      46,486      Telecom Italia S.p.A.                          144,833
      25,823      Telefonica SA                                  422,824
                                                             -----------
                                                             $ 1,340,396
                                                             -----------
                  Wireless Telecommunication Services - 3.6%
       4,000      Mobile Telesystems (A.D.R.)*               $   134,600
       6,500      SK Telecom Co., Ltd.*(a)                       132,600
     256,211      Vodafone Group Plc                             625,600
                                                             -----------
                                                             $   892,800
                                                             -----------
                  Total Telecommunication Services           $ 2,233,196
                                                             -----------
                  Utilities - 3.5%
                  Electric Utilities - 2.6%
       4,033      E.On AG                                    $   358,006
      11,700      Tokyo Electric Power Co.*                      279,554
                                                             -----------
                                                             $   637,560
                                                             -----------
                  Multi-Utilities - 0.9%
      23,300      National Grid Transco Plc                  $   225,583
                                                             -----------
                  Total Utilities                            $   863,143
                                                             -----------
                  TOTAL COMMON STOCKS
                  (Cost $20,926,646)                         $24,225,169
                                                             -----------
                  TEMPORARY CASH INVESTMENT - 5.1%
                  Security Lending Collateral - 5.1%
   1,252,555      Securities Lending Investment
                  Fund, 3.29%                                $ 1,252,555
                                                             -----------
                  TOTAL TEMPORARY CASH
                  INVESTMENT
                  (Cost $1,252,555)                          $ 1,252,555
                                                             -----------
                  TOTAL INVESTMENT
                  IN SECURITIES - 103.5%
                  (Cost $22,291,484)(b)                      $25,597,928
                                                             -----------
                  OTHER ASSETS
                  AND LIABILITIES - (3.5)%                   $  (869,961)
                                                             -----------
                  TOTAL NET ASSETS - 100.0%                  $24,727,967
                                                             ===========

   The accompanying notes are an integral part of these financial statements.  7

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer International Value VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

(A.D.R.)  American Depositary Receipt
*         Non-income producing security
(a)       At June 30, 2005, the following securities were out on loan:

          Shares      Security                               Market Value
           4,580      China Life Insurance Co. (A.D.R.)*     $  125,034
          15,400      Eni S.p.A.                                394,583
           1,500      Lafarge Br                                136,102
          12,300      Repsol SA                                 312,012
           1,200      Sanofi-Aventis                             98,230
           6,175      SK Telecom Co., Ltd.*                     125,970
                                                             ----------
                      Total                                  $1,191,931
                                                             ==========

(b) Distributions of investments by country of issue, as a percentage of total equity holdings (excluding temporary cash investments) is as follows:

          Japan                                                    24.6%
          France                                                   17.5
          United Kingdom                                           16.5
          Switzerland                                              10.4
          Germany                                                   6.3
          Spain                                                     5.5
          Italy                                                     3.7
          Netherlands                                               3.4
          South Korea                                               3.1
          Brazil                                                    1.2
          Mexico                                                    1.2
          United States                                             1.1
          Ireland                                                   1.0
          Singapore                                                 1.0
          Other (individually less than 1%)                         3.5
                                                                  -----
                                                                  100.0%
                                                                  =====


8  The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                Six Months
                                                                                   Ended                          5/1/03 (a)
                                                                                  6/30/05       Year Ended          to
Class II                                                                        (unaudited)      12/31/04        12/31/03
Net asset value, beginning of period                                              $ 11.84         $ 10.04         $  7.76
                                                                                  -------         -------         -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                     $  0.08         $ (0.02)        $  0.05
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions                                                                     ( 0.55)           1.86            2.29
                                                                                  --------        -------         -------
    Net increase (decrease) from investment operations                            $ (0.47)        $  1.84         $  2.34
Distributions to shareowners:
 Net investment income                                                             ( 0.01)         ( 0.04)          (0.06)
                                                                                  --------        -------         --------
 Net increase (decrease) in net asset value                                       $ (0.48)        $  1.80         $  2.28
                                                                                  --------        -------         --------
 Net asset value, end of period                                                   $ 11.36         $ 11.84         $ 10.04
                                                                                  ========        =======         ========
Total return*                                                                      ( 3.99)%         18.42%          30.31%**
Ratio of net expenses to average net assets+                                         1.85%**         2.13%           2.02%**
Ratio of net investment income (loss) to average net assets+                         1.48%**       (0.11)%          (0.81)%**
Portfolio turnover rate                                                               103%**          129%             99%
Net assets, end of period (in thousands)                                         $  4,778         $ 4,133         $ 1,081
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                       1.85%**         2.13%           2.02%**
  Net investment income (loss)                                                       1.48%**       (0.11)%         ( 0.81)%**

(a) Class II shares were first publicly offered on May 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.   9

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $1,191,931)
 (Cost $22,291,484)                                                                 $  25,597,928
 Cash                                                                                     334,085
 Foreign currencies, at value (Cost $31,958)                                               31,536
 Receivables --
  Investment securities sold                                                            2,496,521
  Fund shares sold                                                                          2,647
  Dividends, interest and foreign taxes withheld                                           66,026
 Other                                                                                        402
                                                                                    -------------
   Total assets                                                                     $  28,529,145
                                                                                    -------------
LIABILITIES:
 Payables --
  Investment securities purchased                                                   $   2,476,021
  Fund shares repurchased                                                                     464
  Upon return of securities loaned                                                      1,252,555
  Forward foreign currency portfolio hedge contracts, net                                   1,276
 Due to affiliates                                                                          1,299
 Accrued expenses                                                                          69,563
                                                                                    -------------
   Total liabilities                                                                $   3,801,178
                                                                                    -------------
NET ASSETS:
 Paid-in capital                                                                    $  33,699,659
 Undistributed net investment income (loss)                                               201,860
 Accumulated net realized gain (loss)                                                 (12,474,265)
 Net unrealized gain (loss) on:
  Investments                                                                           3,306,444
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies                                       (5,731)
                                                                                    -------------
   Total net assets                                                                 $  24,727,967
                                                                                    -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                        $  19,950,192
 Shares outstanding                                                                     1,748,351
                                                                                    -------------
  Net asset value per share                                                         $       11.41
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                        $   4,777,775
 Shares outstanding                                                                       420,460
                                                                                    -------------
  Net asset value per share                                                         $       11.36


10  The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                            Ended
                                                                           6/30/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $53,476)                   $    397,070
 Interest                                                                      3,370
 Income on securities loaned, net                                             14,342
 Other                                                                            70
                                                                        ------------
  Total investment income                                               $    414,852
                                                                        ------------
EXPENSES:
 Management fees                                                        $    128,119
 Transfer agent fees and expenses                                              1,488
 Distribution fees (Class II)                                                  5,603
 Administrative reimbursements                                                 9,326
 Custodian fees                                                               23,087
 Professional fees                                                            25,084
 Printing expense                                                              8,002
 Fees and expenses of nonaffiliated trustees                                     181
 Miscellaneous                                                                 7,944
                                                                        ------------
  Total expenses                                                        $    208,834
                                                                        ------------
  Net expenses                                                          $    208,834
                                                                        ------------
    Net investment income (loss)                                        $    206,018
                                                                        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
 Investments                                                            $  1,647,560
 Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                          (13,839)
                                                                        ------------
                                                                        $  1,633,721
                                                                        ------------
 Change in net unrealized gain or loss from:
 Investments                                                            $ (2,844,618)
 Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                           (4,396)
                                                                        ------------
                                                                        $ (2,849,014)
                                                                        ------------
 Net gain (loss) on investments and foreign currency transactions       $ (1,215,293)
                                                                        ============
 Net increase (decrease) in net assets resulting
 from operations                                                        $ (1,009,275)
                                                                        ============


  The accompanying notes are an integral part of these financial statements.  11

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                 Ended             Year
                                                                6/30/05            Ended
                                                              (unaudited)        12/31/04
FROM OPERATIONS:
Net investment income (loss)                                 $    206,018      $     93,454
Net realized gain (loss) on investments                         1,633,721         2,810,326
Change in net unrealized gain or loss on investments and
 foreign currency transactions                                 (2,849,014)        1,310,186
                                                             ------------      ------------
  Net increase (decrease) in net assets
    resulting from operations                                $ (1,009,275)     $  4,213,966
                                                             ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                     $    (31,154)     $   (113,573)
 Class II                                                          (3,084)           (8,890)
                                                             ------------      ------------
  Total distributions to shareowners                         $    (34,238)     $   (122,463)
                                                             ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $  1,350,733      $  4,380,480
Reinvestment of distributions                                      34,238           122,460
Cost of shares repurchased                                     (2,605,824)       (5,189,620)
                                                             ------------      ------------
 Net increase (decrease) in net assets
  resulting from Fund share transactions                     $ (1,220,853)     $   (686,680)
                                                             ------------      ------------
 Net increase (decrease) in net assets                       $ (2,264,366)     $  3,404,823
                                                             ------------      ------------
NET ASSETS:
Beginning of period                                          $ 26,992,333      $ 23,587,510
                                                             ------------      ------------
End of period                                                $ 24,727,967      $ 26,992,333
                                                             ============      ============
Undistributed net investment income (loss),
 end of period                                               $    201,860      $     30,080
                                                             ============      ============


12  The accompanying notes are an integral part of thesefinancial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer International Value Portfolio (the Portfolio) is a Portfolio of the Pioneer Variable Contracts Trust (the Trust), a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty eight separate portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Conservative Allocation VCT Portfolio (Ibbotson
       Conservative Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

The Portfolio commenced operations on May 1, 2003.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The investment objective of International Value VCT Portfolio is to seek long-term capital growth.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

   securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Portfolio determines its net asset value. Consequently, the Board of Trustees of the Portfolio has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Portfolio. The Portfolio may also take into consideration other significant events in determining the fair value of these securities. Thus, the Portfolio's securities valuations may differ from prices reported by the various local exchanges and markets.

   At June 30, 2005, there were no fair valued securities except as follows. All securities that trade in foreign markets whose closing prices are as of times prior to the close of the NYSE and that are held by International Value Portfolio are fair valued using vendor-supplied pricing updates for each security to the time of the close of the NYSE. Temporary cash investments and securities held by the Portfolio are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   The Portfolio's investments in emerging markets or countries with limited or developing markets may subject the Portfolio to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Portfolio's investments and income generated by these investments, as well as the Portfolio's ability to repatriate such amounts.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Foreign Currency Translation

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
   (see Note 8)

D. Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2004, no such taxes were paid.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for taxes on capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding year of such securities and the related tax

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   rates, tax loss carryforward (if applicable) and other such factors. The estimated reserve for taxes on repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding year of such investments and the related tax rates and other such factors. As of December 31, 2004, the Portfolio had no reserves related to taxes on the repatriation of foreign currencies.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2004, International Value VCT Portfolio had a capital loss carryforward of $14,094,402 of which the following amounts will expire between 2009 and 2011 if not utilized: $6,653,888 in 2009, $5,309,516 in 2010 and $2,130,998 in 2011.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004 and the distributions paid during the year ended December 31, 2004. The tax character of current year distributions will be determined at the end of the current fiscal year.

--------------------------------------------------------------------------------
                                                                        2004
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                     $   122,463
 Long-Term capital gain                                                       --
                                                                     -----------
                                                                     $   122,463
 Return of Capital                                                            --
                                                                     -----------
  Total distributions                                                $   122,463
                                                                     ===========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                       $    34,169
 Undistributed long-term gain/(capital loss carryforward)            (14,094,402)
 Unrealized appreciation (depreciation)                                6,132,054
                                                                     -----------
 Total                                                               $(7,928,179)
                                                                     ===========
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, and the mark to market on forward currency contracts.

E. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June, 30, 2005. Distribution fees for Class I shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
   3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

F. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

   interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 1.00% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $757 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $509 in transfer agent fees payable to PIMSS at June 30, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $33 payable to PFD at June 30, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

------------------------------------------------------------------------------------------------------
                                                                                            Net
                                                         Gross            Gross        Appreciation/
                                      Tax Cost       Appreciation     Depreciation     (Depreciation)
------------------------------------------------------------------------------------------------------
 International Value Portfolio      $22,305,068       $3,629,029       $ (336,169)       $3,292,860
                                    ===========       ==========       ==========        ==========
------------------------------------------------------------------------------------------------------

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $13,030,416 and $14,299,558, respectively.

7. Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

--------------------------------------------------------------------------------------------
                                   '05 Shares     '05 Amount
International Value Portfolio     (unaudited)    (unaudited)    '04 Shares      '04 Amount
--------------------------------------------------------------------------------------------

 CLASS I:
 Shares sold                          30,107    $    350,932      125,954     $  1,319,269
 Reinvestment of distributions         2,721          31,154       10,994          113,572
 Shares repurchased                 (208,221)     (2,433,250)    (449,994)      (4,643,483)
                                    ------------------------------------------------------
 Net increase (decrease)            (175,393)   $ (2,051,164)    (313,046)    $ (3,210,642)
                                    ======================================================
 CLASS II:
 Shares sold                          85,781    $    999,801      294,244     $  3,061,211
 Reinvestment of distributions           270           3,804          862            8,888
 Shares repurchased                  (14,702)       (172,574)     (53,626)        (546,137)
                                    ------------------------------------------------------
 Net increase (decrease)              71,349    $    830,311      241,480     $  2,523,962
                                    ======================================================
--------------------------------------------------------------------------------------------

8. Forward Foreign Currency Contracts

During the six months ended June 30, 2005, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract. As of June 30, 2005, the Portfolio had no outstanding portfolio hedges.

Outstanding forward currency settlement contracts were as follows:

---------------------------------------------------------------------------------------------
                                                                                      Net
                                       Gross       Settlement        Gross        Receivable/
Portfolio                           Receivable        Date          Payable        (Payable)
---------------------------------------------------------------------------------------------
 International Value Portfolio        $25,351        7/1/05       $ (26,627)      $ (1,276)

---------------------------------------------------------------------------------------------

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose,
(ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004, the second quintile for the three years ended June 30, 2004, and the second quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the fourth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2004 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio was in the fifth quintile of this peer group for the most recent fiscal year. The Trustees concluded that the Fund's overall expense ratio, although higher than its peer group, was reasonable compared to that of most of the comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee are not necessary. As assets increase, the Trustees will continue to evaluate annually the appropriateness of the break points.

Pioneer International Value VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            This page for your notes.

[logo]PIONEER
      Investments(R)

Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17872-00-0805



                                                           [LOGO] PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST

                          Pioneer Mid Cap Value VCT Portfolio -- Class II Shares



                                                               SEMIANNUAL REPORT

                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Mid Cap Value VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      5

  Financial Statements                                                         9

  Notes to Financial Statements                                               13

  Factors Considered by the Independent Trustees
    in Approving the Management Contract                                      18

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.


The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment portfolio)

 [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                         84.7%
Temporary Cash Investment                                  14.7%
Depositary Receipts for International Stocks                0.6%

Sector Distribution
(As a percentage of equity holdings)

 [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Consumer Discretionary                                     20.7%
Financials                                                 19.3%
Health Care                                                10.3%
Industrials                                                 9.9%
Utilities                                                   8.6%
Information Technology                                      8.4%
Materials                                                   8.1%
Consumer Staples                                            6.9%
Energy                                                      6.0%
Telecommunication Services                                  1.8%

Five Largest Holdings
(As a percentage of equity holdings)

 1.   Foot Locker, Inc.                                    2.35%
 2.   BJ's Wholesale Club, Inc.                            1.94
 3.   Safeway, Inc.                                        1.92
 4.   Republic Services, Inc.                              1.89
 5.   The PMI Group, Inc.                                  1.88

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------
Prices and Distributions

                              6/30/05       12/31/04
Net Asset Value per Share     $ 23.93       $ 24.44

Distributions per Share                     Short-Term        Long-Term
(1/1/05 - 6/30/05)            Dividends     Capital Gains     Capital Gains
                              $ 0.0519      $ 0.1221          $ 1.3647

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Mid Cap Value VCT Portfolio at net asset value, compared to that of the Russell Midcap Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

               Pioneer Mid Cap          Russell Midcap
              Value VCT Portfolio         Value Index
              -------------------         -----------
"6/95"               10000                   10000
                     12487                   12144
"6/97"               14052                   15537
                     15517                   19536
"6/99"               15975                   20637
                     15964                   19006
"6/01"               19934                   23557
                     19235                   24009
"6/03"               19611                   23853
                     25864                   31202
"6/05"               28365                   38006

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years                                                                  11.68%
5 Years                                                                   13.59%
1 Year                                                                    16.71%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005

          Share Class                                            II
          -------------------------------------------------------------
          Beginning Account Value on 1/1/05                  $ 1,000.00
          Ending Account Value on 6/30/05                    $ 1,042.00
          Expenses Paid During Period*                       $     4.80

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2005 through June 30, 2005

          Share Class                                            II
          -------------------------------------------------------------
          Beginning Account Value on 1/1/05                  $ 1,000.00
          Ending Account Value on 6/30/05                    $ 1,020.03
          Expenses Paid During Period*                       $     4.75

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

While stocks prices showed significant short-term volatility during the first six months of 2005, mid-cap value stocks tended to outperform the overall market and value stocks outpaced the performance of growth-oriented styles. In the following discussion, Rod Wright, leader of the team that manages Pioneer Mid Cap Value VCT Portfolio, discusses the factors that affected performance over the past six months.

Q: How did the Portfolio perform?

A. Pioneer Mid Cap Value VCT Portfolio had reasonably good performance, despite trailing its benchmark index. During the six months ended June 30, 2005, the Portfolio's Class II shares had a total return of 4.20% at net asset value, while the Russell Midcap Value Index returned 5.51%.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors affecting Portfolio performance?

A. In a generally positive period for mid-cap value stocks, performance was helped substantially by several holdings which were the subjects of merger or buyout proposals at premiums to their stock prices. Our stocks selections within the consumer staples were particularly successful, followed by our holdings in information technology, industrials and the health-care sectors.

   Among our consumer staples holding, retail pharmaceutical company CVS performed especially well as it surpassed earnings forecasts and successfully integrated the operations of stores acquired from the former Eckerd chain.

   In information technology, SunGard Data Systems was acquired by private equity investors, adding to Portfolio results. Imation, which produces data storage tapes, also contributed to performance. Avoiding any investment in Xerox turned out to be a good decision as its stock price fell. In health care, the top contributors included Triad Hospitals, whose stock appreciated from a low valuation after it showed evidence that it had strengthened its management controls, and IVAX, a generic pharmaceutical manufacturer.

   Although we overweighted energy stocks, which were the best-performing part of the market, performance was held back because we no longer had a position in Valero Energy, an independent oil refiner that continued to appreciate in a strong rally for the sector. We had sold our position and taken profits in Valero in 2004, but the stock continued to rise in the new year. Energy stocks that helped performance included Occidental Petroleum and Devon Energy.

   Among Portfolio holdings that disappointed was Symbol Technologies, which produces bar code scanners and hand-held devices used in inventory controls. Although its earnings failed to meet expectations, a new management team has taken over and we continued to hold the company because of its long-term prospects.

   Ball, which produces packaging such as aluminum cans for the beverage industry, was another holding that detracted from results.

   The biggest drags on performance, however, were our underweighting in utilities and our lack of investments in real estate investment trusts (REITs.). Both industries performed very well, benefiting from the decline in long-term interest rates. We de-emphasized utilities because we thought they were overvalued, had few growth prospects, and offered low dividend yields compared to their long-term averages. We generally avoid the REIT industry.

Q: What is your investment outlook?

A. We think mid-cap value companies continue to be a very attractive part of the market in which to be invested. Many of these corporations have big-company strengths with the dynamic growth of smaller firms. We make our investment decisions based on our analysis of individual companies, rather than focusing on sector and industry allocations. We expect to continue to follow our long-term discipline and emphasize strong companies with attractive stock valuations, and we will maintain our focus on managing for both capital preservation and price appreciation.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investing in mid-sized companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                                                        Value
            COMMON STOCKS - 99.4%
            Energy - 6.0%
            Integrated Oil & Gas - 1.4%
  164,840   Occidental Petroleum Corp.                  $   12,681,141
                                                        --------------
            Oil & Gas Drilling - 1.8%
  158,615   ENSCO International, Inc.                   $    5,670,486
   89,630   Nabors Industries, Inc.*(a)                      5,433,371
  100,830   Transocean Offshore, Inc.*                       5,441,795
                                                        --------------
                                                        $   16,545,652
                                                        --------------
            Oil & Gas Equipment & Services - 0.6%
   88,435   Weatherford International, Inc.*            $    5,127,461
                                                        --------------
            Oil & Gas Exploration & Production - 2.2%
  191,522   Devon Energy Corp.
  232,885   Pioneer Natural Resources Co.               $    9,706,335
                                                             9,799,801
                                                        --------------
                                                        $   19,506,136
            Total Energy                                --------------
                                                        $   53,860,390
            Materials - 8.0%                            --------------
            Diversified Chemical - 2.4%
  106,000   Ashland, Inc. (a)
  228,620   PPG Industries, Inc.                        $    7,618,220
                                                            14,348,191
                                                        --------------
                                                        $   21,966,411
            Diversified Metals & Mining - 1.3%          --------------
  190,900   Freeport-McMoRan Copper & Gold, Inc.
            (Class B)                                   $    7,147,296
   46,485   Phelps Dodge Corp.                               4,299,863
                                                        --------------
                                                        $   11,447,159
                                                        --------------
            Industrial Gases - 1.6%
  233,445   Air Products & Chemicals, Inc.              $   14,076,734
                                                        --------------
            Metal & Glass Containers - 1.5%
  388,420   Ball Corp.                                  $   13,967,583
                                                        --------------
            Paper Products - 1.2%
  387,300   Meadwestvaco Corp.                          $   10,859,892
                                                        --------------
            Total Materials                             $   72,317,779
                                                        --------------
            Capital Goods - 4.2%
            Building Products - 1.1%
  239,580   American Standard Companies, Inc.           $   10,043,194
                                                        --------------
            Industrial Machinery - 2.0%
  285,867   Flowserve Corp.*                            $    8,650,335
   98,520   ITT Industries, Inc.                             9,618,508
                                                        --------------
                                                        $   18,268,843
                                                        --------------
            Trading Companies & Distributors - 1.1%
  168,580   W.W. Grainger, Inc.                         $    9,236,498
                                                        --------------
            Total Capital Goods                         $   37,548,535
                                                        --------------

   Shares                                                        Value
            Commercial Services & Supplies - 4.4%
            Commercial Printing - 1.6%
  405,140   R.R. Donnelly & Sons Co.                    $   13,981,381
                                                        --------------
            Diversified Commercial Services - 0.9%
  137,200   The Dun & Bradstreet Corp.*                 $    8,458,380
                                                        --------------
            Environmental & Facilities Services - 1.9%
  472,435   Republic Services, Inc.                     $   17,012,384
                                                        --------------
            Total Commercial Services
            & Supplies                                  $   39,452,145
                                                        --------------
            Transportation - 1.3%
            Airlines - 0.5%
  326,110   Southwest Airlines Co.                      $    4,542,712
                                                        --------------
            Railroads - 0.8%
  120,620   Canadian National Railway Co.               $    6,953,743
                                                        --------------
            Total Transportation                        $   11,496,455
                                                        --------------
            Consumer Durables & Apparel - 6.2%
            Apparel, Accessories & Luxury Goods - 1.0%
  215,300   Liz Claiborne, Inc.                         $    8,560,328
                                                        --------------
            Household Appliances - 1.1%
  146,800   Whirlpool Corp. (a)                         $   10,292,148
                                                        --------------
            Housewares & Specialties - 1.2%
  212,700   American Greetings Corp.                    $    5,636,550
  169,400   Yankee Candle Co.                                5,437,740
                                                        --------------
                                                        $   11,074,290
                                                        --------------
            Leisure Products - 1.7%
  861,230   Mattel, Inc.                                $   15,760,509
                                                        --------------
            Photographic Products - 1.2%
  402,600   Eastman Kodak Co. (a)                       $   10,809,810
                                                        --------------
            Total Consumer Durables
            & Apparel                                   $   56,497,085
                                                        --------------
            Consumer Services - 2.3%
            Restaurants - 1.0%
  348,600   Ruby Tuesday, Inc. (a)                      $    9,028,740
                                                        --------------
            Specialized Consumer Services - 1.3%
  194,510   H & R Block, Inc.                           $   11,349,659
                                                        --------------
            Total Consumer Services                     $   20,378,399
                                                        --------------
            Media - 4.2%
            Advertising - 1.2%
  897,800   The Interpublic Group
            of Companies, Inc.*(a)                      $   10,935,204
                                                        --------------
            Broadcasting & Cable Television - 1.3%
  363,300   Entercom Communications Corp.*              $   12,094,257
                                                        --------------
            Movies & Entertainment - 0.8%
  386,560   Regal Entertainment Group (a)               $    7,298,253
                                                        --------------

  The accompanying notes are an integral part of these financial statements.   5

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                        Value
             Publishing - 0.9%
  219,800    Tribune Co.                                $    7,732,564
                                                        --------------
             Total Media                                $   38,060,278
                                                        --------------
             Retailing - 7.8%
             Apparel Retail - 2.3%
  774,930    Foot Locker, Inc. (a)                      $   21,093,595
                                                        --------------
             Department Stores - 1.8%
  220,700    Federated Department Stores, Inc. (a)      $   16,172,896
                                                        --------------
             Internet Retail - 1.7%
  625,300    InterActiveCorp.*(a)                       $   15,038,465
                                                        --------------
             Specialty Stores - 2.0%
1,059,600    Blockbuster, Inc. (a)                      $    9,663,552
  271,300    Tiffany & Co. (a)                               8,887,788
                                                        --------------
                                                        $   18,551,340
                                                        --------------
             Total Retailing                            $   70,856,296
                                                        --------------
             Food & Drug Retailing - 5.3%
             Drug Retail - 1.4%
  442,740    CVS Corp. (a)                              $   12,870,452
                                                        --------------
             Food Retail - 1.9%
  764,000    Safeway, Inc.                              $   17,258,760
                                                        --------------
             Hypermarkets & Supercenters - 2.0%
  537,470    BJ'S Wholesale Club, Inc.*(a)              $   17,462,400
                                                        --------------
             Total Food & Drug Retailing                $   47,591,612
                                                        --------------
             Food, Beverage & Tobacco - 1.6%
             Brewers - 0.6%
   89,000    Molson Coors Brewing Co. (Class B)*        $    5,518,000
                                                        --------------
             Packaged Foods & Meats - 1.0%
   19,190    ConAgra, Inc.                              $      444,440
  248,818    Dean Foods Co.*                                 8,768,346
        1    TreeHouse Foods, Inc.*                                 17
                                                        --------------
                                                        $    9,212,803
                                                        --------------
             Total Food, Beverage & Tobacco             $   14,730,803
                                                        --------------
             Health Care Equipment & Services - 6.7%
             Health Care Distributors - 0.7%
  140,300    McKesson Corp.                             $    6,284,037
                                                        --------------
             Health Care Equipment - 1.0%
  335,200    Boston Scientific Corp.*                   $    9,050,400
                                                        --------------
             Health Care Facilities - 3.1%
1,167,800    Tenet Healthcare Corp.*(a)                 $   14,293,872
  246,260    Triad Hospitals, Inc.*                         13,455,646
                                                        --------------
                                                        $   27,749,518
                                                        --------------
             Health Care Services - 0.6%
  120,230    Laboratory Corporation of America
             Holdings*                                  $    5,999,477
                                                        --------------

   Shares                                                        Value
             Managed Health Care - 1.3%
  109,300    CIGNA Corp.                                $   11,698,379
                                                        --------------
             Total Health Care Equipment &
             Services                                   $   60,781,811
                                                        --------------
             Pharmaceuticals & Biotechnology - 3.5%
             Pharmaceuticals - 3.5%
  712,100    IVAX Corp.*(a)                             $   15,310,150
  299,900    Mylan Laboratories, Inc.                        5,770,076
  178,300    Par Pharmaceutical Co., Inc.*                   5,671,723
  347,400    Perrigo Co.                                     4,842,756
                                                        --------------
                                                        $   31,594,705
                                                        --------------
             Total Pharmaceuticals &
             Biotechnology                              $   31,594,705
                                                        --------------
             Banks - 7.1%
             Regional Banks - 4.2%
  117,000    City National Corp.                        $    8,390,070
  220,330    KeyCorp                                         7,303,940
  179,465    Marshall & Ilsley Corp.                         7,977,219
  196,056    North Fork Bancorporation, Inc.                 5,507,213
      739    Washington Banking Co.                             11,196
  116,600    Zions Bancorporation                            8,573,598
                                                        --------------
                                                        $   37,763,236
                                                        --------------
             Thrifts & Mortgage Finance - 2.9%
  459,200    Hudson City Bancorp, Inc.*                 $    5,239,472
  433,660    The PMI Group, Inc.                            16,904,067
  201,700    Sovereign Bancorp, Inc.                         4,505,978
                                                        --------------
                                                        $   26,649,517
                                                        --------------
             Total Banks                                $   64,412,753
                                                        --------------
             Diversified Financials - 5.5%
             Asset Management & Custody Banks - 1.6%
  486,690    Federated Investors, Inc.                  $   14,605,567
                                                        --------------
             Consumer Finance - 1.7%
  851,100    Providian Financial Corp.*(a)              $   15,004,893
                                                        --------------
             Investment Banking & Brokerage - 2.2%
  302,800    A.G. Edwards, Inc.                         $   13,671,420
  308,650    Investment Technology Group, Inc.*              6,487,823
                                                        --------------
                                                        $   20,159,243
                                                        --------------
             Total Diversified Financials               $   49,769,703
                                                        --------------
             Insurance - 6.5%
             Insurance Brokers - 1.0%
  282,340    Willis Group Holdings, Ltd.                $    9,238,165
                                                        --------------
             Life & Health Insurance - 1.4%
  675,900    UNUM Corp. (a)                             $   12,382,488
                                                        --------------
             Multi-Line Insurance - 0.7%
  186,450    Assurant, Inc.                             $    6,730,845
                                                        --------------

6  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                        Value
               Property & Casualty Insurance - 2.4%
  168,100      Safeco Corp.                             $    9,134,554
   19,814      White Mountains Insurance Group, Ltd.        12,500,653
                                                        --------------
                                                        $   21,635,207
                                                        --------------
               Reinsurance - 1.0%
  287,710      Platinum Underwriter Holdings, Ltd.      $    9,154,932
                                                        --------------
               Total Insurance                          $   59,141,637
                                                        --------------
               Software & Services - 3.5%
               Data Processing & Outsourced Services - 1.5%
  928,930      The BISYS Group, Inc.*                   $   13,878,214
                                                        --------------
               IT Consulting & Other Services - 0.5%
  677,000      Unisys Corp.*                            $    4,285,410
                                                        --------------
               Systems Software - 1.5%
  255,800      Symantec Corp.*                          $    5,561,092
  314,500      Veritas Software Corp.*                       7,673,800
                                                        --------------
                                                        $   13,234,892
                                                        --------------
               Total Software & Services                $   31,398,516
                                                        --------------
               Technology Hardware & Equipment - 5.0%
               Communications Equipment - 1.4%
  203,900      Scientific-Atlanta, Inc.                 $    6,783,753
  678,121      Tellabs, Inc.*                                5,899,653
                                                        --------------
                                                        $   12,683,406
                                                        --------------
               Computer Storage & Peripherals - 2.6%
  327,200      Imation Corp.                            $   12,692,088
  300,600      Storage Technology Corp.*                    10,908,774
                                                        --------------
                                                        $   23,600,862
                                                        --------------
               Electronic Equipment & Instruments - 1.0%
  878,890      Symbol Technologies, Inc.                $    8,674,644
                                                        --------------
               Total Technology Hardware &
               Equipment                                $   44,958,912
                                                        --------------
               Telecommunication Services - 1.8%
               Integrated Telecommunication Services - 1.8%
  715,800      Cincinnati Bell, Inc.*                   $    3,077,940
  370,800      Century Telephone Enterprises, Inc.          12,840,804
                                                        --------------
                                                        $   15,918,744
                                                        --------------
               Total Telecommunication Services         $   15,918,744
                                                        --------------
               Utilities - 8.5%
               Electric Utilities - 5.9%
  177,100      Edison International                     $    7,181,405
  128,015      Entergy Corp.                                 9,671,533
  342,600      NSTAR                                        10,562,358
  326,500      PG&E Corp.                                   12,256,810
1,110,100      Reliant Energy*(a)                           13,743,038
                                                        --------------
                                                        $   53,415,144
                                                        --------------

   Shares                                                        Value
               Gas Utilities - 0.4%
  133,900      Atmos Energy Corp. (a)                   $    3,856,320
                                                        --------------
               Independent Power Producer
               & Energy Traders - 2.2%
  176,775      Constellation Energy Group               $   10,198,151
  120,054      NRG Energy, Inc.*                             4,514,030
   61,600      TXU Corp.                                     5,118,344
                                                        --------------
                                                        $   19,830,525
                                                        --------------
               Total Utilities                          $   77,101,989
                                                        --------------
               TOTAL COMMON STOCKS
               (Cost $764,234,576)                      $  897,868,547
                                                        --------------

Principal
 Amount
               TEMPORARY CASH INVESTMENTS - 17.1%
               Repurchase Agreement - 0.7%
$ 6,400,000    UBS Warburg, Inc., 2.75%, dated
               6/30/05, repurchase price of
               $6,400,000 plus accrued interest on
               7/1/05 collateralized by $6,536,000
               U.S. Treasury Bill, 1.875%, 1/31/06      $    6,400,000
                                                        --------------
    Shares
               Security Lending Collateral - 16.4%
148,443,233    Securities Lending Investment
               Fund, 3.29%                              $  148,443,233
                                                        --------------
               TOTAL TEMPORARY CASH
               INVESTMENTS
               (Cost $154,843,233)                      $  154,843,233
                                                        --------------
               TOTAL INVESTMENT
               IN SECURITIES - 116.5%
               (Cost $919,077,809)                      $1,052,711,780
                                                        --------------
               OTHER ASSETS
               AND LIABILITIES - (16.5)%                $ (149,226,586)
                                                        --------------
               TOTAL NET ASSETS - 100.0%                $  903,485,194
                                                        ==============

  The accompanying notes are an integral part of these financial statements.   7

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

*   Non-income producing security
(a) At June 30, 2005, the following securities were out on loan:


       Shares     Security                            Market Value
       23,400     Ashland, Inc.                       $  1,681,758
      106,875     Atmos Energy Corp.                     3,078,000
       86,005     BJ'S Wholesale Club, Inc. *            2,794,302
    1,049,465     Blockbuster, Inc.                      9,571,121
      223,600     CVS Corp.                              6,500,052
      277,730     Eastman Kodak Co.                      7,457,051
      174,000     Federated Department Stores, Inc.     12,750,720
      310,700     Foot Locker, Inc.                      8,457,254
      599,280     InterActiveCorp. *                    14,412,684
      788,400     The Interpublic Group of
                  Companies, Inc. *                      9,602,712
      227,800     IVAX Corp. *                           4,897,700
       49,400     Nabors Industries, Inc. *              2,994,628
      332,100     Providian Financial Corp. *            5,854,923
      356,972     Regal Entertainment Group              6,739,631
      221,100     Reliant Energy *                       2,737,218
      331,170     Ruby Tuesday, Inc.                     8,577,303
      817,200     Tenet Healthcare Corp. *              10,002,528
      257,735     Tiffany & Co.                          8,443,399
      370,840     UNUM Corp.                             6,793,789
      139,460     Whirlpool Corp.                        9,777,541
                                                      ------------
                  Total                               $143,124,314
                                                      ============

8  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                 Ended          Year
                                                                6/30/05         Ended
Class II (a)                                                  (unaudited)     12/31/04
Net asset value, beginning of period                           $  24.44       $  20.32
                                                               --------       --------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.03       $   0.01
 Net realized and unrealized gain (loss) on investments            1.00           4.38
                                                               --------       --------
    Net increase (decrease) from investment operations         $   1.03       $   4.39
Distributions to shareowners:
 Net investment income                                            (0.05)         (0.06)
 Net realized gain                                                (1.49)         (0.21)
                                                               --------       --------
Net increase (decrease) in net asset value                     $  (0.51)      $   4.12
                                                               --------       --------
Net asset value, end of period                                 $  23.93       $  24.44
                                                               ========       ========
Total return*                                                      4.20%         21.77%
Ratio of net expenses to average net assets+                       0.95%**        0.97%
Ratio of net investment income to average net assets+              0.26%**        0.29%
Portfolio turnover rate                                              58%**          55%
Net assets, end of period (in thousands)                       $576,573       $536,837
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                     0.95%**        0.97%
  Net investment income                                            0.26%**        0.29%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                     0.95%**        0.97%
  Net investment income                                            0.26%**        0.29%

                                                                 Year          Year         Year       5/1/00(b)
                                                                 Ended         Ended        Ended         to
Class II (a)                                                   12/31/03      12/31/02     12/31/01     12/31/00
Net asset value, beginning of period                           $  14.86       $ 17.28      $ 17.75      $16.89
                                                               --------       -------      -------      ------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.06       $  0.04      $  0.14      $ 0.07
 Net realized and unrealized gain (loss) on investments            5.44         (1.96)        0.94        2.01
                                                               --------       -------      -------      ------
    Net increase (decrease) from investment operations         $   5.50       $ (1.92)     $  1.08      $ 2.08
Distributions to shareowners:
 Net investment income                                            (0.04)        (0.04)       (0.08)      (0.13)
 Net realized gain                                                    -         (0.46)       (1.47)      (1.09)
                                                               --------       -------      -------      ------
Net increase (decrease) in net asset value                     $   5.46       $ (2.42)     $ (0.47)     $ 0.86
                                                               --------       -------      -------      ------
Net asset value, end of period                                 $  20.32       $ 14.86      $ 17.28      $17.75
                                                               ========       =======      =======      ======
Total return*                                                     37.09%       (11.38)%       6.22%      13.35%
Ratio of net expenses to average net assets+                       1.00%         1.07%        1.11%       1.01%**
Ratio of net investment income to average net assets+              0.60%         0.24%        0.10%       0.37%**
Portfolio turnover rate                                              52%           68%          95%         85%**
Net assets, end of period (in thousands)                       $211,120       $61,038      $10,195      $1,943
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                     1.00%         1.07%        1.11%       1.01%**
  Net investment income                                            0.60%         0.24%        0.10%       0.37%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                     1.00%         1.07%        1.11%       1.01%**
  Net investment income                                            0.60%         0.24%        0.10%       0.37%**

(a) The Per share data presented above is based upon the average shares outstanding for the period presented.
(b) Class II shares were first publicly offered on May 1, 2000.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.   9

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $143,124,314)
  (Cost $919,077,809)                                                                $ 1,052,711,780
 Receivables --
  Investment securities sold                                                              21,282,802
  Fund shares sold                                                                           439,445
  Dividends, interest and foreign taxes withheld                                             847,621
 Other                                                                                           613
                                                                                     ---------------
   Total assets                                                                      $ 1,075,282,261
                                                                                     ---------------
LIABILITIES:
 Payables --
  Investment securities purchased                                                    $    17,077,745
  Fund shares repurchased                                                                  5,535,046
  Upon return of securities loaned                                                       148,443,233
 Due to bank                                                                                 622,722
 Due to affiliates                                                                            21,805
 Accrued expenses                                                                             96,516
                                                                                     ---------------
   Total liabilities                                                                 $   171,797,067
                                                                                     ---------------
NET ASSETS:
 Paid-in capital                                                                     $   729,691,981
 Undistributed net investment income (loss)                                                1,516,021
 Accumulated net realized gain (loss)                                                     38,643,221
 Net unrealized gain (loss) on:
  Investments                                                                            133,633,971
                                                                                     ---------------
   Total net assets                                                                  $   903,485,194
                                                                                     ---------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                         $   326,912,435
 Shares outstanding                                                                       13,525,350
                                                                                     ---------------
  Net asset value per share                                                          $         24.17
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                         $   576,572,759
 Shares outstanding                                                                       24,097,349
                                                                                     ---------------
  Net asset value per share                                                          $         23.93


10  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                              6/30/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $7,200)       $   4,982,762
 Interest                                                        211,841
 Income on securities loaned, net                                 49,491
                                                           -------------
  Total investment income                                  $   5,244,094
                                                           -------------
EXPENSES:
 Management fees                                           $   2,803,181
 Transfer agent fees and expenses                                  1,488
 Distribution fees (Class II)                                    697,649
 Administrative reimbursements                                    83,917
 Custodian fees                                                   39,877
 Professional fees                                                37,475
 Printing expense                                                 39,309
 Fees and expenses of nonaffiliated trustees                       5,899
 Miscellaneous                                                    17,420
                                                           -------------
  Total expenses                                           $   3,726,215
                                                           -------------
  Net expenses                                             $   3,726,215
                                                           -------------
    Net investment income (loss)                           $   1,517,879
                                                           -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) from:
  Investments                                              $  45,761,817
                                                           -------------
 Change in net unrealized gain or loss from:
  Investments                                              $ (10,521,594)
                                                           -------------
 Net gain (loss) on investments                            $  35,240,223
                                                           =============
 Net increase (decrease) in net assets resulting
  from operations                                          $  36,758,102
                                                           =============


 The accompanying notes are an integral part of these financial statements.   11

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     Six Months
                                                                                        Ended             Year
                                                                                       6/30/05            Ended
                                                                                     (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income (loss)                                                       $   1,517,879      $   2,164,987
Net realized gain (loss) on investments                                               45,761,817         53,898,712
Change in net unrealized gain or loss on investments                                 (10,521,594)        70,310,429
                                                                                   -------------      -------------
  Net increase (decrease) in net assets
    resulting from operations                                                      $  36,758,102      $ 126,374,128
                                                                                   -------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                           $    (980,182)     $    (711,725)
 Class II                                                                             (1,186,576)        (1,067,643)
Net realized gain
 Class I                                                                             (18,901,870)        (1,863,831)
 Class II                                                                            (33,992,323)        (3,740,321)
                                                                                   -------------      -------------
  Total distributions to shareowners                                               $ (55,060,951)     $  (7,383,520)
                                                                                   -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                   $ 106,359,054      $ 331,791,818
Class I shares issued in reorganization                                                       --         49,670,328
Reinvestment of distributions                                                         55,060,951          7,383,520
Cost of shares repurchased                                                           (79,607,898)       (49,217,509)
                                                                                   -------------      -------------
 Net increase (decrease) in net assets resulting from Fund share transactions      $  81,812,107      $ 339,628,157
                                                                                   -------------      -------------
 Net increase (decrease) in net assets                                             $  63,509,258      $ 458,618,765
                                                                                   -------------      -------------
NET ASSETS:
Beginning of period                                                                $ 839,975,936      $ 381,357,171
                                                                                   -------------      -------------
End of period                                                                      $ 903,485,194      $ 839,975,936
                                                                                   =============      =============
Undistributed net investment income (loss),
 end of period                                                                     $   1,516,021      $   2,164,900
                                                                                   =============      =============


12  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Mid Cap Value VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty eight separate portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Conservative Allocation VCT Portfolio (Ibbotson
       Conservative Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of Mid Cap Value Portfolio is to seek capital appreciation.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

   Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Futures Contracts
   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2005, Mid Cap Value Portfolio had no open contracts.

C. Foreign Currency Translation
   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. Forward Foreign Currency Contracts
   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

E. Taxes
   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2004, Mid Cap Value VCT Portfolio had a capital loss carryforward of $5,981,262, of which the following amounts will expire between 2009 and 2010 if not utilized: $3,451,474 in 2009 and $2,529,788 in
   2010.

   The following chart shows the components of distributable earnings (accumulated losses) as of

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   December 31, 2004 and the distributions paid during the year ended December 31, 2004 on a tax basis. The tax character of current year distributions will be determined at the end of the current fiscal year.

--------------------------------------------------------------------------------
                                                                        2004
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                    $  3,095,474
 Long-Term capital gain                                                4,288,046
                                                                    ------------
                                                                    $  7,383,520
                                                                              --
 Return of Capital
                                                                   -------------
  Total distributions                                               $  7,383,520
                                                                   -------------
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                      $  6,505,614
 Capital loss carryforward from merger                                48,549,164
 Undistributed long-term gain/(capital loss carryforward)             (5,981,262)
 Unrealized appreciation (depreciation)                              143,022,546
                                                                   -------------
  Total                                                             $192,096,062
                                                                   -------------
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

F. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

   Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G. Securities Lending
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

H. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

   that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $17,057 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $758 in transfer agent fees payable to PIMSS at June 30, 2005.

4. Distribution Plans
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $3,990 payable to PFD at June 30, 2005.

5. Aggregate Unrealized Appreciation and Depreciation
At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

---------------------------------------------------------------------------------------------------
                                                                                          Net
                                                    Gross             Gross          Appreciation/
                                Tax Cost        Appreciation       Depreciation      (Depreciation)
 Mid Cap Value Portfolio      $920,210,828      $143,180,509      $ (10,679,557)     $132,500,952
                              ============      ============      =============      ============
---------------------------------------------------------------------------------------------------

6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $268,454,902 and $244,131,823, respectively.

7. Capital Shares
At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

-----------------------------------------------------------------------------------------------------------
                                              '05 Shares     '05 Amount
Mid Cap Value Portfolio                      (unaudited)     (unaudited)       '04 Shares       '04 Amount
-----------------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                                   1,471,944    $  36,359,356       3,133,632     $  68,612,090
 Class I shares issued in reorganization              --               --       2,087,866        49,670,328
 Reinvestment of distributions                   821,233       19,882,052         117,982         2,575,556
 Shares repurchased                           (1,057,623)     (26,040,234)     (1,365,569)      (29,591,496)
                                              -------------------------------------------------------------
  Net increase                                 1,235,554    $  32,201,174       3,973,911     $  91,266,478
                                              =============================================================
 CLASS II:
 Shares sold                                   2,866,070    $  69,999,698      12,236,512     $ 263,179,728
 Reinvestment of distributions                 1,468,234       35,178,899         221,974         4,807,964
 Shares repurchased                           (2,203,219)     (53,567,664)       (881,455)      (19,626,013)
                                              -------------------------------------------------------------
  Net increase                                 2,131,085    $  51,610,933      11,577,031     $ 248,361,679
                                              =============================================================
-----------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8. Merger Information
On December 8, 2004, beneficial owners of Safeco RST Core Equity Portfolio ("Core Equity"), Safeco RST Money Market Portfolio ("Money Market") and Safeco RST Multi-Cap Core Portfolio ("Multi-Cap"), three of the six portfolios that comprised Safeco Resource Series Trust, approved a proposed Agreement and Plan of Reorganization that provided for the mergers listed below. These tax-free reorganizations were accomplished on December 10, 2004 ("Closing Date"), by exchanging all of the Safeco's net assets for Class I shares as indicated below, based on Class I shares' ending net asset value on the Closing Date. The following charts show the details of the reorganizations as of that Closing
Date:

Pioneer Mid Cap Value VCT Portfolio

---------------------------------------------------------------------------------------------------
                                  Pioneer
                               Mid Cap Value          Safeco RST Multi-         Pioneer Mid Cap
                               VCT Portfolio         Cap Core Portfolio       Value VCT Portfolio
                           (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------------
 Net Assets                     $757,206,652              $49,670,328             $858,922,877
 Shares Outstanding               32,072,498                2,399,533               34,160,364
 Class I Shares Issued                                                               2,087,866
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                   Unrealized Appreciation     Realized Gain (Loss)
                                                       on Closing Date           on Closing Date
---------------------------------------------------------------------------------------------------
 Safeco RST Multi-Cap Core Portfolio                      $5,550,191                $7,992,587
---------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2004, the first quintile of the peer group for the three years ended June 30, 2004, and the first quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the consistent out performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the first quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee were not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

[LOGO]PIONEER
      Investments(R)


Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com. 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17870-00-0805

                                                           [LOGO] PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST

             Pioneer Oak Ridge Large Cap Growth VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------


Pioneer Oak Ridge Large Cap Growth VCT Portfolio

  Portfolio and Performance Update                           2

  Comparing Ongoing Portfolio Expenses                       3

  Portfolio Management Discussion                            4

  Schedule of Investments                                    5

  Financial Statements                                       7

  Notes to Financial Statements                             11

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

[The following data was represented as pie charts in the printed material]

Portfolio Diversification                         Sector Distribution                       Five Largest Holdings
(As a percentage of total investment portfolio)   (As a percentage of equity holdings)      (As a percentage of equity holdings)
U.S. Common Stocks           92.3%                Health Care                  27.3%        1. XTO Energy, Inc.                4.61%
Temporary Cash Investments    5.3%                Information Technology       21.7%        2. Genentech, Inc.                 4.44
Depositary Receipts for                           Industrials                  14.1%        3. Apache Corp.                    3.38
  International Stocks        2.4%                Consumer Discretionary       13.9%        4. Alcon, Inc.                     3.29
                                                  Financials                   10.4%        5. Staples, Inc.                   3.01
                                                  Energy                        8.0%
                                                  Consumer Staples              4.6%

The Portfolio is actively managed and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05       12/31/04
Net Asset Value per Share     $10.98        $11.09


Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $0.0156       $    -            $    -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Oak Ridge Large Cap Growth VCT Portfolio at net asset value, compared to that of the Russell 1000 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[The following data was represented as a line chart in the printed material]

            Pioneer
           Oak Ridge
           Large Cap
           Growth VCT      Russell 1000
           Portfolio*      Growth Index
3/04        $10,000         $10,000
6/04        $10,147         $10,194
6/05        $10,759         $10,365

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------

Life-of-Class       7.62%
(3/15/04)
1 Year              6.03%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005

Share Class                                        II
----------------------------------------------------------
Beginning Account Value on 1/1/05              $1,000.00
Ending Account Value on 6/30/05                $  991.50
Expenses Paid During Period*                   $    4.69

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2005 through June 30, 2005

Share Class                                        II
----------------------------------------------------------
Beginning Account Value on 1/1/05              $1,000.00
Ending Account Value on 6/30/05                $1,020.08
Expenses Paid During Period*                   $    4.76

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

In the following interview, David Klaskin, Pioneer Oak Ridge Large Cap Growth VCT Portfolio's Lead Portfolio Manager, discusses the factors that influenced performance during the six months ended June 30, 2005.

Q:   How did the market and the Portfolio perform during the past six months?

A: After posting robust returns in December, stocks took a breather in the first six months of 2005. While the global economy and corporate earnings growth both remained steady, investors grew concerned about the potential emergence of headwinds such as rising inflation, slowing growth or a longer than expected series of interest rate increases by the U.S. Federal Reserve. The result was that areas of the market perceived to be higher-risk - such as growth stocks and stocks in the technology sector - underperformed. Conversely, value stocks and the more defensive areas of the market did well as investors looked for potential "safe havens."

     Given our emphasis on individual stock selection, we ordinarily would welcome a potentially challenging environment such as this. However, the Portfolio finished slightly behind its benchmark for the period. Class II shares of the Portfolio produced a total return of -0.85% at net asset value for the six-month period ended June 30, 2005, underperforming the 3.65% return of the Russell 1000 Growth Index.

Q: Health care is the Portfolio's largest sector weighting. How did your positioning within this industry affect performance?

A: Our positioning in the health-care sector was the largest positive contributor to performance. Health-care stocks represent over 27% of the Portfolio's assets - substantially more than the benchmark - and this overweight was beneficial to performance given the sector's strong returns relative to the broader market. Performance also was helped by our strong stock selection in health care. One of our top contributors was Genentech, which is a somewhat atypical investment for us since it has a high valuation compared with the sector as a whole. However, we believed the stock was worth its relatively high price due to its strong earnings prospects. Earnings came in above expectations, due in part to the strong sales of the firm's cancer drug Avastin, and the stock price rose correspondingly. We also generated strong gains within health care through holdings in Teva Pharmaceuticals, Alcon, and Caremark Rx. Overall, we continue to hold a positive view on the health-care sector, which we believe is home to a large number of companies with good earnings visibility and attractive valuations.

Q: What other elements of the Portfolio's positioning helped and hurt its return?

A: Performance was boosted by both an overweight in the energy sector as well as our strong stock selection in the group. The Portfolio is invested not in the most well-known large-caps, but in companies that our research indicates have the ability to outperform even if the price of oil weakens. The Portfolio's two holdings within energy, Apache and XTO Energy, both have an impressive history of earnings and reserve growth. Although short-term "momentum players" have contributed to the strong performance of energy stocks, our view is that the sector's earnings growth is poised to remain strong for at least the next several years. We believe Apache and XTO are well positioned to benefit from this trend.

     The outperformance we generated in health care, energy, and technology was offset by underperformance in three other sectors: financials, industrials, and consumer stocks. In financials, we were negatively impacted by a position in Banco Popular, which serves Hispanic customers both in the United States and throughout Latin America. Within industrials, we were hurt by a position in Tyco, which dropped sharply in early May after the company stated that rising cost pressures are likely to weigh on its bottom line over the remainder of this year. And in the consumer area, positions in eBay and International Game Technology detracted from performance. Both have been sold out of the Portfolio. Fortunately, we made up for some of the resulting performance shortfall within the consumer sector through our ownership of the retailers Lowe's, Staples, and Target.

Q:   What is your outlook for the stock market?

A: In the past three years, the stock market has risen at a much faster pace than the underlying economy and in the process has reached what we believe to be a fair valuation level. This means future gains are likely to be attained by a narrower group of stocks. As a result, we expect that the return of individual stocks will be more closely correlated with their own specific fundamental trends. We therefore believe investors will have to be especially selective when it comes to both sector allocation and individual stock picking. Specifically, it will be necessary to analyze the quality of each company's earnings in order to determine how much of its growth is the result of cost cutting, currency gains, or one-time factors, and how much comes from underlying sales growth. Companies that are unable to generate growth organically may be vulnerable to underperformance. With this as a backdrop, we believe our focus on using fundamental research to find companies with strong growth trends and reasonable valuations will help the Portfolio pursue strong performance relative to both its peers and the market as a whole.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of portfolios holding more securities.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                                                             Value
                   COMMON STOCKS - 94.9%
                   Energy - 7.6%
                   Oil & Gas Exploration & Production - 7.6%
    3,775          Apache Corp.                                  $  243,865
    9,775          XTO Energy, Inc.                                 332,252
                                                                 ----------
                                                                 $  576,117
                                                                 ----------
                   Total Energy                                  $  576,117
                                                                 ----------
                   Capital Goods - 10.9%
                   Aerospace & Defense - 2.2%
    2,210          L-3 Communications Holdings, Inc.             $  169,242
                                                                 ----------
                   Industrial Conglomerates - 4.9%
    6,190          General Electric Co.                          $  214,484
    5,410          Tyco International, Ltd.                         157,971
                                                                 ----------
                                                                 $  372,455
                                                                 ----------
                   Industrial Machinery - 3.8%
    2,700          Danaher Corp.                                 $  141,318
    1,990          Ingersoll-Rand Co.                               141,987
                                                                 ----------
                                                                 $  283,305
                                                                 ----------
                   Total Capital Goods                           $  825,002
                                                                 ----------
                   Transportation - 2.5%
                   Air Freight & Couriers - 2.5%
    2,375          FedEx Corp.                                   $  192,399
                                                                 ----------
                   Total Transportation                          $  192,399
                                                                 ----------
                   Consumer Durables & Apparel - 2.3%
                   Apparel, Accessories & Luxury Goods - 2.3%
    5,140          Coach, Inc.*                                  $  172,550
                                                                 ----------
                   Total Consumer Durables & Apparel             $  172,550
                                                                 ----------
                   Consumer Services - 2.1%
                   Hotels, Resorts & Cruise Lines - 2.1%
    2,980          Carnival Corp.                                $  162,559
                                                                 ----------
                   Total Consumer Services                       $  162,559
                                                                 ----------
                   Media - 1.7%
                   Broadcasting & Cable Television - 1.7%
    4,720          Univision Communications, Inc.*(a)            $  130,036
                                                                 ----------
                   Total Media                                   $  130,036
                                                                 ----------
                   Retailing - 7.0%
                   General Merchandise Stores - 2.1%
    2,905          Target Corp.                                  $  158,061
                                                                 ----------
                   Home Improvement Retail - 2.1%
    2,750          Lowe's Co., Inc.                              $  160,105
                                                                 ----------
                   Specialty Stores - 2.8%
   10,172          Staples, Inc.                                 $  216,867
                                                                 ----------
                   Total Retailing                               $  535,033
                                                                 ----------
                   Food, Beverage & Tobacco - 2.0%
                   Soft Drinks - 2.0%
    2,845          PepsiCo, Inc.                                 $  153,431
                                                                 ----------
                   Total Food, Beverage & Tobacco                $  153,431
                                                                 ----------

   Shares                                                             Value
                   Household & Personal Products - 2.4%
                   Household Products - 2.4%
    3,425          Procter & Gamble Co. (a)                      $  180,669
                                                                 ----------
                   Total Household & Personal
                   Products                                      $  180,669
                                                                 ----------
                   Health Care Equipment & Services - 12.7%
                   Health Care Equipment - 2.1%
    2,130          Zimmer Holdings, Inc.*                        $  162,242
                                                                 ----------
                   Health Care Services - 5.0%
    4,635          Caremark Rx, Inc.*                            $  206,350
    3,305          Quest Diagnostics, Inc.                          176,057
                                                                 ----------
                                                                 $  382,407
                                                                 ----------
                   Health Care Supplies - 3.1%
    2,170          Alcon, Inc.                                   $  237,290
                                                                 ----------
                   Managed Health Care - 2.5%
    3,570          United Healthcare Group, Inc.                 $  186,140
                                                                 ----------
                   Total Health Care Equipment &
                   Services                                      $  968,079
                                                                 ----------
                   Pharmaceuticals & Biotechnology - 13.2%
                   Biotechnology - 6.2%
    2,445          Amgen, Inc.*                                  $  147,824
    3,985          Genentech, Inc.*                                 319,916
                                                                 ----------
                                                                 $  467,740
                                                                 ----------
                   Pharmaceuticals - 7.0%
    3,400          Abbott Laboratories                           $  166,634
    2,830          Johnson & Johnson                                183,950
    5,830          Teva Pharmaceutical Industries, Ltd.             181,546
                                                                 ----------
                                                                 $  532,130
                                                                 ----------
                   Total Pharmaceuticals &
                   Biotechnology                                 $  999,870
                                                                 ----------
                   Banks - 2.3%
                   Diversified Banks - 2.3%
    6,105          U.S. Bancorp                                  $  178,266
                                                                 ----------
                   Total Banks                                   $  178,266
                                                                 ----------
                   Diversified Financials - 5.5%
                   Consumer Financials - 4.0%
    2,750          American Express Co.                          $  146,382
    3,045          SLM Corp.                                        154,686
                                                                 ----------
                                                                 $  301,068
                                                                 ----------
                   Diversified Financial Services - 1.5%
    2,500          Citigroup, Inc.                               $  115,575
                                                                 ----------
                   Total Diversified Financials                  $  416,643
                                                                 ----------
                   Insurance - 2.1%
                   Life & Health Insurance - 2.1%
    3,610          Aflac, Inc.                                   $  156,241
                                                                 ----------
                   Total Insurance                               $  156,241
                                                                 ----------

 The accompanying notes are an integral part of these financial statements.   5

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                             Value
                   Software & Services - 6.0%
                   Internet Software & Services - 1.4%
      364          Google, Inc.*(a)                              $  107,071
                                                                 ----------
                   Systems Software - 4.6%
    7,470          Microsoft Corp.                               $  185,555
   12,395          Oracle Corp.*                                    163,614
                                                                 ----------
                                                                 $  349,169
                                                                 ----------
                   Total Software & Services                     $  456,240
                                                                 ----------
                   Technology, Hardware & Equipment - 10.0%
                   Communications Equipment - 4.4%
    6,265          Comverse Technology, Inc.*                    $  148,166
    5,730          Qualcomm, Inc.                                   189,147
                                                                 ----------
                                                                 $  337,313
                                                                 ----------
                   Computer Hardware - 2.9%
    5,460          Dell, Inc.*                                   $  215,725
                                                                 ----------
                   Technology Distributors - 2.7%
    3,115          Fisher Scientific International, Inc.*        $  202,164
                                                                 ----------
                   Total Technology, Hardware &
                   Equipment                                     $  755,202
                                                                 ----------
                   Semiconductors - 4.6%
    5,025          Marvell Technology Group, Ltd.*               $  191,151
    5,650          Texas Instruments, Inc.                          158,596
                                                                 ----------
                                                                 $  349,747
                                                                 ----------
                   Total Semiconductors                          $  349,747
                                                                 ----------
                   TOTAL COMMON STOCKS
                   (Cost $6,726,478)                             $7,208,084
                                                                 ----------

   Shares                                                             Value
                   TEMPORARY CASH INVESTMENTS - 5.3%
                   Security Lending Collateral - 5.3%
  404,261          Securities Lending Investment
                   Fund - 3.29%                                  $  404,261
                                                                 ----------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $404,261)                               $  404,261
                                                                 ----------
                   TOTAL INVESTMENT IN
                   SECURITIES - 100.2%                           $7,612,345
                                                                 ----------
                   (Cost $7,130,739) (a)
                   OTHER ASSETS AND
                   LIABILITIES - (0.2)%                          $  (12,690)
                                                                 ----------
                   TOTAL NET ASSETS - 100.0%                     $7,599,655
                                                                 ==========

*    Non-income producing security

(a)  At June 30, 2005, the following securities were out on loan:


    Shares   Security                             Market Value
     341     Google, Inc.*                       $100,305
   3,211     Procter & Gamble Co.                 169,380
   4,365     Univision Communications, Inc.*      120,256
                                                 --------
             Total                               $389,941
                                                 ========

6   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     Six Months
                                                                                    Ended 6/30/05         3/15/04(a)
Class II                                                                             (unaudited)          to 12/31/04
Net asset value, beginning of period                                                    $11.09              $10.00
                                                                                        ------              ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                           $(0.01)             $ 0.03
 Net realized and unrealized gain (loss) on investments                                  (0.08)               1.06
                                                                                        ------              ------
  Net increase (decrease) from investment operations                                    $(0.10)             $ 1.09
                                                                                        ------              ------
Distributions to shareowners:
 Net investment income                                                                   (0.02)                  -
                                                                                        ------              ------
 Net increase (decrease) in net asset value                                             $(0.11)             $ 1.09
                                                                                        ------              ------
 Net asset value, end of period                                                         $10.98              $11.09
                                                                                        ======              ======
Total return*                                                                            (0.85)%             10.90%
Ratio of net expenses to average net assets+                                              0.95%**             0.95%**
Ratio of net investment income to average net assets+                                     0.11%**             0.79%**
Portfolio turnover rate                                                                     42%**               21%**
Net assets, end of period (in thousands)                                                $7,600              $4,397
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                             2.54%**             6.22%**
 Net investment loss                                                                     (1.48)%**           (4.48)%**

(a)  Class II shares were first publicly offered on March 15, 2004
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.  7

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $389,941)
 (cost $7,130,739)                                                                $7,612,345
 Cash                                                                                518,503
 Receivables -
 Dividends, interest and foreign taxes withheld                                        4,708
 Due from Pioneer Investment Management, Inc.                                          3,392
 Other                                                                                   501
                                                                                  ----------
  Total assets                                                                    $8,139,449
                                                                                  ----------
LIABILITIES:
 Payables -
 Investment securities purchased                                                  $  109,535
 Upon return of securities loaned                                                    404,261
 Due to affiliates                                                                       382
 Accrued expenses                                                                     25,616
                                                                                  ----------
  Total liabilities                                                               $  539,794
                                                                                  ----------
NET ASSETS:
 Paid-in capital                                                                  $7,270,640
 Undistributed net investment income                                                   3,135
 Accumulated undistributed net realized loss                                        (155,726)
 Net unrealized gain on investments                                                  481,606
                                                                                  ----------
  Total net assets                                                                $7,599,655
                                                                                  ----------
NET ASSET VALUE PER SHARE:
Class II:
(No par value, unlimited number of shares authorized)
 Net assets                                                                       $7,599,655
 Shares outstanding                                                                  692,400
                                                                                  ----------
 Net asset value per share                                                        $    10.98

8  The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               Six Months
                                                                                                  Ended
                                                                                                 6/30/05
                                                                                               (unaudited)
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $535)                                             $   26,405
 Interest                                                                                           5,446
 Income on securities loaned, net                                                                      48
                                                                                               ----------
  Total investment income                                                                      $   31,899
                                                                                               ----------
EXPENSES:
 Management fees                                                                               $   22,699
 Transfer agent fees                                                                                  744
 Distribution fees (Class II)                                                                       7,566
 Administrative fees                                                                                9,326
 Custodian fees                                                                                    15,205
 Professional fees                                                                                 15,551
 Printing                                                                                           4,168
 Fees and expenses of nonaffiliated trustees                                                           62
 Miscellaneous                                                                                      1,418
                                                                                               ----------
  Total expenses                                                                               $   76,739
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.         (48,010)
                                                                                               ----------
  Net expenses                                                                                 $   28,729
                                                                                               ----------
   Net investment income (loss)                                                                $    3,170
                                                                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss from investments                                                            $ (106,457)
                                                                                               ----------
 Change in net unrealized gain from investments                                                $  134,190
                                                                                               ----------
 Net gain on investments                                                                       $   27,733
                                                                                               ==========
 Net increase in net assets resulting from operations                                          $   30,903
                                                                                               ==========

   The accompanying notes are an integral part of these financial statements.  9

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           Six Months            3/15/04
                                                                              Ended           (Commencement
                                                                             6/30/05          of Operations)
                                                                           (unaudited)         to 12/31/04
FROM OPERATIONS:
Net investment income                                                       $    3,170           $   10,490
Net realized gain (loss) on investments                                       (106,457)             (49,269)
Change in net unrealized gain (loss) on investments                            134,190              347,416
                                                                            ----------           ----------
  Net increase (decrease) in net assets resulting from operations           $   30,903           $  308,637
                                                                            ----------           ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
 Class II                                                                   $  (10,689)          $        -
                                                                            ----------           ----------
  Total distributions to shareholders                                       $  (10,689)          $        -
                                                                            ----------           ----------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                            $3,358,414           $4,148,102
Reinvestment of distributions                                                   10,533                    -
Cost of shares repurchased                                                    (186,181)             (60,064)
                                                                            ----------           ----------
  Net increase in net assets resulting from fund share transactions         $3,182,766           $4,088,038
                                                                            ----------           ----------
  Net increase in net assets                                                $3,202,980           $4,396,675

NET ASSETS:
Beginning of period                                                          4,396,675                    -
                                                                            ----------           ----------
End of period                                                               $7,599,655           $4,396,675
                                                                            ==========           ==========
Accumulated net investment income (loss), end of period                     $    3,135           $   10,654
                                                                            ==========           ==========


10  The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

The Pioneer Oak Ridge Large Cap Growth VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-eight separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Md Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

The Oak Ridge Large Cap Growth VCT Portfolio commenced operations on March 15, 2004.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The investment objective of Oak Ridge Large Cap Growth Portfolio is capital appreciation.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B.   Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of the current year distributions paid will be determined at the end of the fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004, on a tax basis. There were no distributions paid during the fiscal year ended December 31, 2004.

--------------------------------------------------------------------------------
                                               2004
--------------------------------------------------------------------------------
  Distributable Earnings
    (Accumulated Losses):
  Undistributed ordinary income            $ 10,654
  Undistributed long-term gain/
    (capital loss carryforward)             (16,924)
  Post-October loss deferred                (27,697)
  Unrealized appreciation (depreciation)    342,768
                                           --------
    Total                                  $308,801
                                           ========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

C.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

D.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $76 as payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $254 in transfer agent fees payable to PIMSS at June 30, 2005.

4.   Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $52 payable to PFD at June 30, 2005.

5.   Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-----------------------------------------------------------------------------------------------------------
                                                                                                  Net
                                                               Gross            Gross        Appreciation/
                                             Tax Cost      Appreciation     Depreciation     (Depreciation)
-----------------------------------------------------------------------------------------------------------
 Oak Ridge Large Cap Growth Portfolio      $7,135,387        $603,532        $(126,574)         $476,958
                                           ==========        ========        =========          ========
-----------------------------------------------------------------------------------------------------------

6.   Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $4,201,625 and $1,173,771, respectively.

7.   Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2005 and the fiscal year ended December 31, 2004:

-----------------------------------------------------------------------------------------------------------
Oak Ridge Large Cap Growth Portfolio      '05 Shares      '05 Amount      '04 Shares      '04 Amount
-----------------------------------------------------------------------------------------------------------

 CLASS II:
 Shares sold                                312,576       $3,358,414       402,048       $4,148,102
 Reinvestment of distributions                  957           10,533             -                -
 Shares repurchased                         (17,427)        (186,181)       (5,754)         (60,064)
                                            -------       ----------       -------       ----------
  Net increase                              296,106       $3,182,766       396,294       $4,088,038
                                            =======       ==========       =======       ==========
-----------------------------------------------------------------------------------------------------------

[LOGO] PIONEER
       Investments(R)


Pioneer Variable Contracts Trust

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

                                                                   17873-00-0805
                                                                  [LOGO]
                                                                  PIONEER
                                                                  Investments(R)


                        PIONEER VARIABLE CONTRACTS TRUST


           Pioneer Real Estate Shares VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT

                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
T a b l e   o f   C o n t e n t s
--------------------------------------------------------------------------------


Pioneer Real Estate Shares VCT Portfolio
  Portfolio and Performance Update                    2
  Comparing Ongoing Portfolio Expenses                3
  Portfolio Management Discussion                     4
  Schedule of Investments                             5
  Financial Statements                                6
  Notes to Financial Statements                      10
  Factors Considered by the Independent Trustees
    in Approving the Management Contract             15

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks              82.0%
Temporary Cash Investment       18.0%


Sector Distribution
(As a percentage of equity holdings)

Office                                        19.0%
Apartment                                     18.1%
Regional Mall                                 13.6%
Shopping Center                               12.1%
Industrial                                    11.5%
Hotel                                          9.7%
Diversified                                    7.5%
Self Storage                                   4.0%
Cash & Cash Equivalents                        1.9%
Triple-Net                                     1.8%
Manufactured Homes                             0.4%
Health Care                                    0.4%


Five Largest Holdings
(As a percentage of equity holdings)

1.  Simon DeBartolo Group, Inc.      7.11%
2.  Boston Properties, Inc.          5.41
3.  AvalonBay Communities, Inc.      4.85
4.  Equity Residential
    Property Trust                   4.24
5.  Catellus Development Corp.       4.00

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                                6/30/05       12/31/04
Net Asset Value per Share     $ 24.65       $ 24.26


Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.3200      $  -              $ 0.886

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer Real Estate Shares VCT Portfolio at net asset value, compared to that of the Wilshire Real Estate Securities Index. Portfolio returns are based on net asset value and do not reflect applicable insurance fees and surrender charges.

         Pioneer Real                      Wilshire Real
         Estate Shares                   Estate Securities
         VCT Portfolio     S&P 500             Index

"6/95"       10000          10000              10000
             11459          12596              11845
"6/97"       15511          16962              15818
             16514          22075              16846
"6/99"       14809          27103              15687
             15458          29070              16386
"6/01"       18660          24764              20410
             21313          20317              23219
"6/03"       21758          20367              23905
             27978          24255              30882
"6/05"       36130          25787              41593

The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of real estate investment trusts (equity and hybrid) and real estate operating companies. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years            14.19%
5 Years             19.51%
1 Year              34.70%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to the variable product's semiannual report for performance that reflects the deduction of the variable product's fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares VCT
Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005.

      Share Class                                      II
      ------------------------------------------------------
      Beginning Account Value on 1/1/05            $1,000.00
      Ending Account Value on 6/30/05              $1,066.90
      Expenses Paid During Period*                 $    6.30

* Expenses are equal to the Portfolio's annualized expense ratio of 1.23% for Class II shares, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares VCT
Portfolio

Based on a hypothetical 5% return per year return before expenses, reflecting the period from January 1, 2005 through June 30, 2005.


      Share Class                                  II
      --------------------------------------------------
      Beginning Account Value on 1/1/05       $ 1,000.00
      Ending Account Value on 6/30/05         $ 1,018.70
      Expenses Paid During Period*            $     6.16

* Expenses are equal to the Portfolio's annualized expense ratio of 1.23% for Class II shares, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Despite a sharp but brief pullback in prices during the first quarter, real estate stocks delivered positive results for the six months ended June 30, 2005. As Matthew Troxell of AEW Capital Management, L.P., explains in the following interview, investors may be concerned about higher interest rates and the pace of economic growth, but real estate investments continue to offer an attractive mix of income, growth and diversification benefits.

Q: The rally in real estate stocks has entered its sixth year. Was the momentum evenly spread across the sector's different property types?

A: During the first half of 2005, we began to see some differentiation among the sub sectors as investors began to discern relative value and absorb concerns about higher interest rates, the strength of the economy and, quite frankly, the fact that real estate stocks have delivered five years of outperformance relative to the broader stock market. We continue to see improvement in the underlying fundamentals across the real estate sector and will rely on our bottom-up, company-focused strategy of selecting stocks in an effort to avoid overvalued or troubled companies.

Q: How did the Portfolio perform in this environment?

A: For the six months ended June 30, 2005, the Portfolio's Class II shares increased 6.69% at net asset value. This performance was slightly ahead of the Wilshire Real Estate Securities Index, which rose 6.79% for the same period.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What investments had the most impact on performance?

A: The office sector was a major contributor to performance. Despite an underweight position in office holdings relative to the benchmark, the Portfolio's selection of office investments outperformed both the office sub sector within the Wilshire Real Estate Securities Index as well as the index as a whole. In effect, our stock selection more than made up for the Portfolio's smaller exposure to office investments relative to this benchmark. Brookfield Properties was a standout performer. This Canadian operating company owns high-quality office buildings in New York City and other major markets. Our decision to overweight the position was significant, because the stock outperformed--making its impact on the Portfolio even more significant.

   In the lodging sector, hotel investments delivered mixed results. Although performance was positive overall, this sector of the real estate market lagged the benchmark. Starwood Hotels and Resorts, a sizable holding (but not to the degree that it is in the benchmark), was a disappointment. Several factors may have contributed to the stock's weakness, including profit taking after strong performance in 2004 or investor concerns that a slowing economy might dampen the lodging recovery that had been priced into the stock. On the other hand, Strategic Hotel Capital proved rewarding. This relatively young company, which acquired two hotels during the period, is gaining wider appeal among investors. A significant management change also may have acted as a catalyst for the company's appreciating stock price.

   Finally, the mall sector contributed positively to performance. Strong operating fundamentals at the property level and healthy consumer spending patterns continue to favorably impact the returns of the mall REITs.

Q: Any notable sales or additions in the Portfolio?

A: During the six months, we continued to reduce the Portfolio's exposure to Equity Office Properties because we have concerns about the price of its stock relative to its future earnings prospects. Our decision to limit the Portfolio's exposure to that REIT was a drawback, since it performed well. However, we were able to sell into that strength as we pared back the position.

   We initiated a new position in Brandywine Realty Trust, an office REIT focused on properties in the Mid-Atlantic States. In addition to its attractive valuation, this REIT is developing a large office tower in Philadelphia, which we think will be a catalyst for continued growth and value over time.

Q: What is your outlook?

A: With the real estate market posting total returns in excess of 30% in 2003 and 2004, finding bargain investment opportunities has become more challenging. However, paying close attention to our valuation metrics, we think our investment process, which relies more heavily on stock selection rather than sector allocation strategies, will help discern the most attractive companies, which might be overlooked or undervalued by the market. We think our analysis will help ensure that we are not paying too much for future income and growth opportunities.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

       Shares                                                      Value
                  COMMON STOCKS - 98.1%
                  Consumer Services - 5.3%
                  Hotels, Resorts & Cruise Lines - 5.3%
       96,300     Hilton Hotels Corp.*                      $  2,296,755
       53,000     Starwood Hotels & Resorts                    3,104,210
                                                            ------------
                                                            $  5,400,965
                                                            ------------
                  Total Consumer Services                   $  5,400,965
                                                            ------------
                  Real Estate - 92.8%
                  Real Estate Management & Development - 3.6%
      127,500     Brookfield Properties Corp.               $  3,672,000
                                                            ------------
                  Real Estate Investment Trusts - 89.3%
       47,000     AMB Property Corp. (a)                    $  2,041,210
       38,000     Apartment Investment & Management Co.        1,554,960
      102,000     Archstone Communities Trust                  3,939,240
       24,000     Arden Realty Group, Inc.                       863,520
       60,000     AvalonBay Communities, Inc.                  4,848,000
       34,100     BioMed Property Trust, Inc.                    813,285
       77,200     Boston Properties, Inc.                      5,404,000
       38,500     Brandywine Realty Trust                      1,180,025
       46,000     Camden Property Trust                        2,472,500
       14,100     Capital Automotive (a)                         538,197
       16,000     Carramerica Realty Corp.                       578,880
      122,000     Catellus Development Corp.                   4,001,600
       21,000     Corporate Office Properties                    618,450
       73,000     Developers Diversifies Realty Corp.          3,355,080
       36,500     Duke Realty Investments, Inc.                1,155,590
       11,300     Equity Lifestyle Properties, Inc.              449,288
       53,500     Equity Office Properties Trust (a)           1,770,850
      115,000     Equity Residential Property Trust            4,234,300
       38,500     Federal Realty Investment Trust              2,271,500
       12,100     First Potomac Realty Trust                     300,080
       72,000     General Growth Properties (a)                2,958,480
       10,000     Healthcare Realty Trust, Inc.                  386,100
       52,600     Highwoods Properties, Inc.                   1,565,376
       14,500     Hospitality Properties Trust                   639,015
      196,800     Host Marriott Corp. (a)                      3,444,000
       24,100     iStar Financial, Inc.                        1,002,319
       12,000     Kilroy Realty Corp.                            569,880
       29,700     Kimco Realty Corp. (a)                       1,749,627
       28,700     Kite Realty Group Trust                        430,500
       86,500     Liberty Property Trust                       3,832,815
       23,300     Pan Pacific Retail Properties, Inc.          1,546,654

       Shares                                                      Value
       45,500     Prentiss Properties Trust                 $  1,658,020
       81,500     ProLogis Trust                               3,279,560
       25,000     PS Business Parks, Inc.*                     1,111,250
       43,000     Public Storage, Inc.                         2,719,750
       51,400     Regency Centers Corp. (a)                    2,940,080
       30,500     Shurgard Storage Centers, Inc.               1,401,780
       98,000     Simon DeBartolo Group, Inc. (a)              7,104,020
       27,000     Spirit Finance Corp.                           317,250
       22,700     Strategic Hotel Capital, Inc.                  408,600
       68,000     Taubman Centers, Inc.                        2,318,120
       21,500     The Macerich Co.                             1,441,575
       71,500     Trizec Properties, Inc.                      1,470,755
       57,000     United Dominion Realty Trust                 1,370,850
       35,000     Vornado Realty Trust                         2,814,000
                                                            ------------
                  Total Real Estate                         $ 90,870,931
                                                            ------------
                  TOTAL COMMON STOCKS
                  (Cost $64,521,886)                        $ 99,943,896
                                                            ------------
                  TEMPORARY CASH INVESTMENT - 21.5%
                  Security Lending Collateral - 21.5%
   21,916,656     Securities Lending
                  Investment Fund, 3.29%                    $ 21,916,656
                                                            ------------
                  TOTAL TEMPORARY CASH
                  INVESTMENT
                  (Cost $21,916,656)                        $ 21,916,656
                                                            ------------
                  TOTAL INVESTMENT
                  IN SECURITIES - 119.6%
                  (Cost $86,438,542) (a)                    $121,860,552
                                                            ------------
                  OTHER ASSETS
                  AND LIABILITIES - (19.6)%                 $(19,994,964)
                                                            ------------
                  TOTAL NET ASSETS - 100.0%                 $101,865,588
                                                            ============

*    Non-income producing security
(a)  At June 30, 2005, the following securities were out on loan:


     Shares Security                          Market Value
   44,650   AMB Property Corp.               $ 1,939,150
   13,395   Capital Automotive                   511,287
   50,825   Equity Office Properties Trust     1,682,308
   68,400   General Growth Properties          2,810,556
  186,960   Host Marriott Corp.                3,271,800
   25,175   Kimco Realty Corp.                 1,483,059
   52,150   Regency Centers Corp.              2,982,980
   93,100   Simon DeBartolo Group, Inc.        6,748,819
                                             -----------
            Total                            $21,429,959
                                             ===========



The accompanying notes are an integral part of these financial statements.     5

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                            Ended            Year
                                                           6/30/05           Ended
Class II                                                 (unaudited)       12/31/04
Net asset value, beginning of period                       $  24.26        $  18.55
                                                           --------        --------
Increase from investment operations:
 Net investment income                                     $   0.33        $   0.44
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                            1.27            6.00
                                                           --------        --------
  Net increase from investment operations                  $   1.60        $   6.44
Distributions to shareholders:
 Net income                                                   (0.32)          (0.40)
 Net realized gain                                            (0.89)          (0.33)
 Tax Return of Capital                                           --              --
                                                           --------        --------
 Net increase (decrease) in net asset value                $   0.39        $   5.71
                                                           --------        --------
 Net asset value, end of period                            $  24.65        $  24.26
                                                           ========        ========
Total return*                                                  6.69%          35.39%
Ratio of net expenses to average net assets+                   1.23%**         1.23%
Ratio of net investment income to average net assets+          2.88%**         2.20%
Portfolio turnover rate                                          12%**           35%
Net assets, end of period (in thousands)                   $ 68,081        $ 61,799
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                  1.23%**         1.23%
 Net investment income                                         2.88%**         2.20%


                                                             Year         Year         Year         Year
                                                             Ended        Ended        Ended       Ended
Class II                                                   12/31/03     12/31/02     12/31/01     12/31/00
Net asset value, beginning of period                       $  14.45     $  14.75     $  14.40     $  14.55
                                                           --------     --------     --------     --------
Increase from investment operations:
 Net investment income                                     $   0.68     $   0.55     $   0.41     $   0.32
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                            4.18        (0.20)        0.63        (0.28)
                                                           --------     --------     --------     --------
  Net increase from investment operations                  $   4.86     $   0.35     $   1.04     $   0.04
Distributions to shareholders:
 Net income                                                   (0.56)       (0.65)       (0.52)       (0.09)
 Net realized gain
 Tax Return of Capital                                        (0.20)          --        (0.17)       (0.10)
                                                           --------     --------     --------     --------
 Net increase (decrease) in net asset value                $   4.10    $   (0.30)    $   0.35     $  (0.15)
                                                           --------    ---------     --------     --------
 Net asset value, end of period                            $  18.55    $   14.45     $  14.75     $  14.40
                                                           ========    =========     ========     ========
Total return*                                                 34.45%        2.28%        7.52%        1.32%
Ratio of net expenses to average net assets+                   1.28%        1.32%        1.52%        1.63%**
Ratio of net investment income to average net assets+          4.26%        4.21%        4.36%        7.54%**
Portfolio turnover rate                                          20%          29%          34%          31%**
Net assets, end of period (in thousands)                   $ 39,892    $  31,985     $ 11,972     $  1,770
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                  1.28%        1.32%        1.52%        1.63%**
 Net investment income                                         4.26%        4.21%        4.36%        7.54%**

(a) Class 2 shares were first publicly offered on August 1, 2000.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.)
**  Annualized.
 +  Ratios assuming no reduction for fees paid indirectly.

6    The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $21,429,959) (Cost      $ 121,860,552
  $86,438,542)
 Cash                                                                                           1,592,680
 Receivables --
 Investment securities sold                                                                       192,656
 Fund shares sold                                                                                  71,379
 Dividends, interest and foreign taxes withheld                                                   466,997
 Other                                                                                                485
                                                                                            -------------
   Total assets                                                                             $ 124,184,749
                                                                                            -------------
LIABILITIES:
 Payables --
 Investment securities purchased                                                            $     280,721
 Fund shares repurchased                                                                           36,891
 Upon return for securities loaned                                                             21,916,656
 Due to affiliates                                                                                  3,274
 Accrued expenses                                                                                  81,619
                                                                                            -------------
   Total liabilities                                                                        $  22,319,161
                                                                                            -------------
NET ASSETS:
 Paid-in capital                                                                            $  64,521,827
 Undistributed net investment income                                                              279,770
 Accumulated net realized gain                                                                  1,641,981
 Net unrealized gain on investments                                                            35,422,010
                                                                                            -------------
   Total net assets                                                                         $ 101,865,588
                                                                                            -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                                 $  33,784,790
 Shares outstanding                                                                             1,368,635
                                                                                            -------------
 Net asset value per share                                                                  $       24.69
 Class II:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                                 $  68,080,799
 Shares outstanding                                                                             2,762,191
                                                                                            -------------
 Net asset value per share                                                                  $       24.65

The accompanying notes are an integral part of these financial statements.     7

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          Six Months
                                                                                            Ended
                                                                                           6/30/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $3,443)                                      $1,898,904
 Interest                                                                                     11,247
 Income on securities loaned, net                                                              7,675
                                                                                          ----------
  Total investment income                                                                 $1,917,826
                                                                                          ----------
EXPENSES:
 Management fees                                                                          $  375,728
 Transfer agent fees and expenses                                                              1,488
 Distribution fees (Class II)                                                                 76,650
 Administrative reimbursements                                                                 9,326
 Custodian fees                                                                               15,905
 Professional fees                                                                            22,831
 Printing expense                                                                             32,568
 Fees and expenses of nonaffiliated trustees                                                     358
 Miscellaneous                                                                                 4,297
                                                                                          ----------
  Total expenses                                                                          $  539,151
                                                                                          ----------
  Net expenses                                                                            $  539,151
                                                                                          ----------
    Net investment income                                                                 $1,378,675
                                                                                          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain from investments                                                       $1,885,132
                                                                                          ----------
 Change in net unrealized gain from investments                                           $3,040,365
                                                                                          ----------
 Net gain (loss) on investments, futures contracts and foreign currency transactions      $4,925,497
                                                                                          ==========
 Net increase (decrease) in net assets resulting from operations                          $6,304,172
                                                                                          ==========


8   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          Six Months
                                                                                            Ended              Year
                                                                                           6/30/05            Ended
                                                                                         (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income (loss)                                                            $   1,378,675     $   1,806,090
Net realized gain (loss) on investments                                                     1,885,132         7,508,438
Change in net unrealized gain or loss on investments, futures contracts and foreign
 currency transactions                                                                      3,040,365        15,633,552
                                                                                        -------------     -------------
  Net increase (decrease) in net assets resulting from operations                       $   6,304,172     $  24,948,080
                                                                                        -------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                                $    (488,135)    $    (707,216)
 Class II                                                                                    (850,075)         (916,414)
Net realized gain
 Class I                                                                                   (1,168,583)         (493,376)
 Class II                                                                                  (2,348,726)         (803,210)
                                                                                        -------------     -------------
  Total distributions to shareowners                                                    $  (4,855,519)    $  (2,920,216)
                                                                                        -------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                        $   9,387,520     $  20,027,996
Reinvestment of distributions                                                               4,855,519         2,920,216
Cost of shares repurchased                                                                (12,072,272)      (18,513,875)
                                                                                        -------------     -------------
 Net increase (decrease) in net assets resulting from Fund share transactions           $   2,170,767     $   4,434,337
                                                                                        -------------     -------------
 Net increase (decrease) in net assets                                                  $   3,619,420     $  26,462,201
                                                                                        -------------     -------------
NET ASSETS:
Beginning of period                                                                     $  98,246,168     $  71,783,967
                                                                                        -------------     -------------
End of period                                                                           $ 101,865,588     $  98,246,168
                                                                                        =============     =============
Undistributed net investment income (loss), end of period                               $     279,770     $     286,854
                                                                                        =============     =============


The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Real Estate Shares VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-eight separate portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
     Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small
       Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth
       Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
     Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity
       Income Portfolio)
     Pioneer Balanced VCT Portfolio (Balanced Portfolio)
     Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America
       Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)

   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The investment objective of Real Estate Shares Portfolio pursues long-term capital growth, with current income as a secondary objective.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

   Because Real Estate Shares Portfolio invests a substantial portion of its assets in real estate investment trusts (REITs), the Portfolio may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and return of capital distributions may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

B. Futures Contracts

   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2005, Real Estate Shares had no open contracts.

C. Foreign Currency Translation

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. Forward Foreign Currency Contracts

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

E. Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

   its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   A portion of the dividend income recorded by Real Estate Shares Portfolio is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital.

   The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Trust as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the statement of operations.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004 and the distributions paid during the year ended December 31, 2004 on a tax basis. The tax character of current year distributions paid will be determined at the end of the current fiscal year.

--------------------------------------------------------------------------------
                                                                     2004
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                $ 2,449,917
 Long-Term capital gain                                             470,299
                                                                -----------
 Return of Capital                                                2,920,216
   Total distributions                                                   --
                                                                -----------
                                                                $ 2,920,216
                                                                ===========
 Distributable Earnings (Accumulated Losses):
 Undistributed long-term gain/(capital loss carryforward)       $ 3,564,562
 REIT Dividend Payable                                              286,584
 Unrealized appreciation (depreciation)                          32,043,692
                                                                -----------
   Total                                                        $35,895,108
                                                                ===========
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

   * Included in the Portfolio's distributions from 2003 ordinary income is $192,564 in excess of investment company taxable income, which, in accordance with U.S. tax law, is taxable to shareowners as ordinary income distributions.

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts, and the tax treatment of premium amortization.

F. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees for Class II Shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

   Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio
--------------------------------------------------------------------------------

   shares can bear different transfer agent and distribution fees.

G. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.80% of the Portfolio's average daily net assets. In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $2,301 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $508 in transfer agent fees payable to PIMSS at June 30, 2005.

4. Distribution Plans
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $465 payable to PFD at June 30, 2005.

5. Aggregate Unrealized Appreciation and Depreciation
At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-----------------------------------------------------------------------------------------------------
                                                                                           Net
                                                        Gross            Gross        Appreciation/
                                     Tax Cost       Appreciation     Depreciation     (Depreciation)
-----------------------------------------------------------------------------------------------------
 Real Estate Shares Portfolio      $86,729,006      $35,131,546         $    --        $35,131,546
                                   -----------      -----------         -------        -----------
-----------------------------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $5,564,970 and $6,602,925, respectively.

7. Capital Shares
At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2005 and the fiscal year ended December 31, 2004.

-------------------------------------------------------------------------------------------
Real Estate Shares Portfolio      '05 Shares     '05 Amount    '04 Shares      '04 Amount
-------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                         31,427    $    750,133      151,466     $   3,192,487
 Reinvestment of distributions       68,403       1,656,718       56,986         1,200,592
 Shares repurchased                (230,942)     (5,395,622)    (425,846)       (8,497,885)
                                   --------------------------------------------------------
  Net increase                     (131,112)   $ (2,988,771)    (217,394)    $  (4,104,806)
                                   ========================================================
 CLASS II:
 Shares sold                        369,033    $  8,637,387      820,863     $  16,835,509
 Reinvestment of distributions      132,001       3,198,801       81,377         1,719,624
 Shares repurchased                (286,633)     (6,676,650)    (505,041)      (10,015,990)
                                   --------------------------------------------------------
  Net increase                      214,401    $  5,159,538      397,199     $   8,539,143
                                   ========================================================
-------------------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                (continued)
--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004, the first quintile of the peer group for the three years ended June 30, 2004 and the second quintile of the peer group for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline, including members of the sub-adviser's team. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group, as well as senior management of the sub-adviser. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's and sub-adviser's investment staffs, their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser as well as the sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing their duties under the Management Contract and the Sub-Advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of most of the comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels,

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

[LOGO]
PIONEER
Investments(R)

Pioneer Variable Contracts Trust

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

                                                                   17877-00-0805

                                                           [LOGO] PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST
        Pioneer Small and Mid Cap Growth VCT Portfolio -- Class II Shares
         (Formerly Pioneer Papp Small and Mid Cap Growth VCT Portfolio.
                       Name change effective May 1, 2005.)


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

T a b l e   o f   C o n t e n t s
--------------------------------------------------------------------------------


Pioneer Small and Mid Cap Growth VCT Portfolio

  Portfolio and Performance Update                   2

  Comparing Ongoing Portfolio Expenses               3

  Portfolio Management Discussion                    4

  Schedule of Investments                            6

  Financial Statements                               8

  Notes to Financial Statements                     12

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Portfolio Diversification                         Sector Distribution                       Five Largest Holdings
(As a percentage of total investment portfolio)   (As a percentage of equity holdings)      (As a percentage of equity holdings)
U.S. Common Stocks           94.6%                Health Care                  29.3%        1. Techne Corp.                    3.54%
Depositary Receipts for                           Information Technology       24.9%        2. Harte-Hanks, Inc.               3.19
  International Stocks        2.9%                Consumer Discretionary       19.8%        3. Express Scripts, Inc.           3.03
Temporary Cash Investment     2.5%                Financials                   10.1%        4. Federated Investors, Inc.       2.97
                                                  Industrials                   9.2%        5. O'Reilly Automotive, Inc.       2.95
                                                  Consumer Staples              5.3%
                                                  Materials                     1.4%

The Portfolio is actively managed and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05

Prices and Distributions

                                6/30/05       12/31/04
Net Asset Value per Share     $ 10.62       $ 10.87


Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $  -          $    -            $    -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Small and Mid Cap Growth VCT Portfolio at net asset value, compared to that of the Russell 2500 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.


[The following data was represented as a line chart in the printed material]

Pioneer
          Pioneer Small
           and Mid Cap
           Growth VCT       Russell 2500
           Portfolio          Growth
3/04         $10,000         $10,000
6/04         $10,742         $10,014
6/05         $10,504         $10,761

The Russell 2500 Growth Index measures the performance of U.S. small- and mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------

Life-of-Class        4.76%
(3/15/04)
1 Year              -2.21%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small and Mid Cap Growth VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005

Share Class                                        II
----------------------------------------------------------
Beginning Account Value on 1/1/05              $ 1,000.00
Ending Account Value on 6/30/05                $   977.00
Expenses Paid During Period*                   $     4.90

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small and Mid Cap Growth VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2005 through June 30, 2005

Share Class                                        II
----------------------------------------------------------
Beginning Account Value on 1/1/05              $ 1,000.00
Ending Account Value on 6/30/05                $ 1,019.84
Expenses Paid During Period*                   $     5.01

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Equity markets exhibited considerable volatility during the first six months of 2005, generally declining in the first three months of the year before recovering somewhat during the second quarter. The volatility was exacerbated by rising energy costs, which affected energy-related stocks positively, while other industries were hurt. Despite numerous increases in short-term interest rates, the yields of longer-maturity bonds declined, helping many interest-rate sensitive stocks outperform stable growth stocks. In the following interview, Rose Papp of L. Roy Papp & Associates, which is responsible for the Portfolio's management, discusses the factors that influenced the performance of Pioneer Small and Mid Cap Growth VCT Portfolio during the six-month period ended June 30, 2005.

Q:   How did the Portfolio perform?

A. In a challenging environment, Pioneer Small and Mid Cap Growth VCT Portfolio (formerly Pioneer Papp Small and Mid Cap Growth VCT Portfolio) underperformed its benchmark, primarily because of its de-emphasis of oil and interest-rate sensitive stocks, which tended to do well. For the six months ended June 30, 2005, the Portfolio returned -2.30% at net asset value. During the same six months, the benchmark Russell 2500 Growth Index returned -0.92%.

Q:   What factors affected performance?

A. We maintained our emphasis on what we believe are industry-leading, stable growth companies with superior long-term earnings prospects. That focus held back results for the six months because we de-emphasized two areas that performed particularly well. The first group was composed of oil stocks, whose valuations soared as the price of oil rose above $60 per barrel. The second group was in interest-rate sensitive industries such as utilities, home builders and real estate investment trusts. They gained in an unusual environment in which long-term yields fell even as short-term interest rates rose. We normally avoid these sectors because we can't predict commodity price movements or interest rate changes in the short-term.

Q:   What were some of the individual holdings that contributed to performance?

A. One of our persistent themes has been to emphasize companies that have the potential to benefit from new demands for products and services, especially in the health-care sector, that the aging baby boomer generation will create. During the six months, two companies that reflect that theme and specialize in managing pharmacy benefit plans - Medco and Express Scripts - appreciated substantially. A third health care position that performed very well was Techne, which produces proteins and laboratory instruments used by the biotechnology industry.

     SunGard, an information technology position that provides specialized information systems for financial institutions, was acquired during the period at a substantial premium to its stock price, adding to results. While information technology in general was weak during the six months, Microchip Technology did well as demand grew for its semiconductors, which are used in a variety of consumer products, from automobiles to digital cameras.

     Also contributing positively was a relatively new holding, O'Reilly Auto Parts, which operates a chain of retail auto parts stores concentrating in the Southeastern states. With a strong management team and excellent cost controls, it was able to flourish in a growing market. Among our consumer discretionary positions, Brinker International, which operates several casual dining chains, performed very well as restaurant traffic increased.

A Word About Risk:

The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance a portfolio holding more securities. Investing in small and mid-sized companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What were some of the investments that had disappointing results for the six months?

A. The information technology industry tended to slump, with a few notable exceptions, especially in the first three months of 2005, amid concerns that rising energy costs would cut into economic growth. Among our tech holdings that fell, several were tied to the semiconductor industry, including KLA-Tencor, National Instruments and Linear Technology. Rising oil prices also took their toll on Family Dollar, a retail chain whose lower-income customers saw their family budgets restricted by the cost of fuel oil and gasoline. Polaris, the manufacturer of all-terrain recreational vehicles and snow mobiles, struggled during the period because of rising oil and steel prices.

Q:   What is your investment outlook?

A. In the coming months, we think technology stocks should do well, as should consistent growth companies. We also continue to favor the health-care sector, which we believe should benefit from the inevitably greater demand for health care products and services as the baby boomer generation ages. We think our portfolio, with its focus on stable growth companies, is very well positioned.

     We believe the outlook is improving for the stable growth companies in which we invest. Two of the trends that heavily influenced market trends over the past six months are, in our opinion, likely to change. We think oil prices have reached unsustainably high levels and that long-term interest rates eventually will begin to rise.

     At the same time, the economy continues to show strength, and we think growth in gross domestic product (GDP) should persist at the recent annualized rate of about 3.5%. In this environment, corporate profitability also should improve. Meanwhile, interest rates and inflationary pressures remain relatively low by historical standards. In this environment, we think stocks - trading at about 18 times 2005 estimated earnings - are undervalued, especially in relation to other assets, including bonds and real estate.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                                                            Value
                   COMMON STOCKS - 97.4%
                   Materials - 1.4%
                   Specialty Chemicals - 1.4%
      900          Sigma-Aldrich Corp.                          $   50,436
                                                                ----------
                   Total Materials                              $   50,436
                                                                ----------
                   Capital Goods - 2.4%
                   Building Products - 2.4%
    2,900          Simpson Manufacturing Co., Inc.              $   88,595
                                                                ----------
                   Total Capital Goods                          $   88,595
                                                                ----------
                   Commercial Services & Supplies - 3.9%
                   Diversified Commercial Services - 3.9%
    1,250          ChoicePoint, Inc.*                           $   50,063
    2,498          Cintas Corp.                                     96,423
                                                                ----------
                                                                $  146,486
                                                                ----------
                   Total Commercial Services &
                   Supplies                                     $  146,486
                                                                ----------
                   Transportation - 2.7%
                   Air Freight & Couriers - 2.7%
    2,000          Expeditors International of
                   Washington, Inc.                             $   99,620
                                                                ----------
                   Total Transportation                         $   99,620
                                                                ----------
                   Consumer Durables & Apparel - 2.3%
                   Leisure Products - 2.3%
    1,600          Polaris Industries, Inc.                     $   86,400
                                                                ----------
                   Total Consumer Durables & Apparel            $   86,400
                                                                ----------
                   Consumer Services - 5.6%
                   Education Services - 3.6%
    1,050          Apollo Group, Inc.*                          $   82,131
    2,700          DeVry, Inc.*                                     53,730
                                                                ----------
                                                                $  135,861
                                                                ----------
                   Restaurants - 2.0%
    1,900          Brinker International, Inc.*                 $   76,095
                                                                ----------
                   Total Consumer Services                      $  211,956
                                                                ----------
                   Media - 6.7%
                   Advertising - 6.0%
    3,900          Harte-Hanks, Inc.                            $  115,947
    2,100          WPP Group Plc (A.D.R.)                          107,205
                                                                ----------
                                                                $  223,152
                                                                ----------
                   Broadcasting & Cable Television - 0.7%
    1,800          Saga Communications, Inc.*                   $   25,200
                                                                ----------
                   Total Media                                  $  248,352
                                                                ----------
                   Retailing - 4.6%
                   Automotive Retail - 2.9%
    3,600          O'Reilly Automotive, Inc.*                   $  107,316
                                                                ----------
                   General Merchandise Stores - 1.7%
    2,500          Family Dollar Stores, Inc.                   $   65,250
                                                                ----------
                   Total Retailing                              $  172,566
                                                                ----------

   Shares                                                            Value
                   Household & Personal Products - 5.2%
                   Household Products - 2.4%
    1,600          Clorox Co.                                   $   89,152
                                                                ----------
                   Personal Products - 2.8%
    2,400          Alberto-Culver Co. (Class B)                 $  103,992
                                                                ----------
                   Total Household & Personal
                   Products                                     $  193,144
                                                                ----------
                   Health Care Equipment & Services - 25.1%
                   Health Care Distributors - 2.4%
    2,000          Patterson Co.*                               $   90,160
                                                                ----------
                   Health Care Equipment - 12.3%
    1,550          C. R. Bard, Inc.                             $  103,091
    4,200          Molecular Devices Corp.*                         90,846
    1,600          ResMed, Inc.*                                   105,584
    2,000          Stryker Corp.                                    95,120
    1,700          Waters Corp.*                                    63,189
                                                                ----------
                                                                $  457,830
                                                                ----------
                   Health Care Services - 7.8%
    2,200          Express Scripts, Inc.*                       $  109,956
    1,600          Medco Health Solutions, Inc.*                    85,376
    3,790          IMS Health, Inc. (a)                             93,878
                                                                ----------
                                                                $  289,210
                                                                ----------
                   Health Care Supplies - 2.6%
    1,800          Dentsply International, Inc.                 $   97,200
                                                                ----------
                   Total Health Care Equipment &
                   Services                                     $  934,400
                                                                ----------
                   Pharmaceuticals & Biotechnology - 3.4%
                   Biotechnology - 3.4%
    2,800          Techne Corp.*                                $  128,548
                                                                ----------
                   Total Pharmaceuticals &
                   Biotechnology                                $  128,548
                                                                ----------
                   Banks - 2.5%
                   Regional Banks - 2.5%
    5,700          UCBH Holdings, Inc.                          $   92,568
                                                                ----------
                   Total Banks                                  $   92,568
                                                                ----------
                   Diversified Financials - 7.4%
                   Asset Management & Custody Banks - 7.4%
    3,600          Federated Investors, Inc.                    $  108,036
    1,800          Investors Financial Services Corp.               68,076
    1,600          T. Rowe Price Associates, Inc.                  100,160
                                                                ----------
                                                                $  276,272
                                                                ----------
                   Total Diversified Financials                 $  276,272
                                                                ----------
                   Software & Services - 8.0%
                   Data Processing & Outsourced Services - 7.2%
    1,800          DST Systems, Inc.*                           $   84,240
    2,400          Fiserv, Inc.*                                   103,080
    2,300          SunGard Data Systems, Inc.*                      80,891
                                                                ----------
                                                                $  268,211
                                                                ----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

   Shares                                                            Value
                   IT Consulting & Other Services - 0.8%
    1,700          Forrester Research, Inc.*                    $   30,311
                                                                ----------
                   Total Software & Services                    $  298,522
                                                                ----------
                   Technology, Hardware & Equipment - 6.4%
                   Communications Equipment - 2.1%
    2,200          Plantronics, Inc.                            $   79,992
                                                                ----------
                   Electronic Equipment & Instruments - 2.7%
    1,650          Mettler-Toledo International, Inc.*          $   76,857
    1,100          National Instruments Corp.                       23,320
                                                                ----------
                                                                $  100,177
                                                                ----------
                   Electronic Manufacturing Services - 1.6%
    2,600          Molex, Inc.                                  $   61,048
                                                                ----------
                   Total Technology, Hardware &
                   Equipment                                    $  241,217
                                                                ----------
                   Semiconductors - 9.8%
                   Semiconductor Equipment - 3.5%
    1,900          KLA-Tencor Corp.                             $   83,030
    1,900          Novellus Systems, Inc.*                          46,949
                                                                ----------
                                                                $  129,979
                                                                ----------
                   Semiconductors - 6.3%
    2,600          Linear Technology Corp.                      $   95,394
    3,600          Microchip Technology                            106,631
    2,000          Semtech Corp.*                                   33,300
                                                                ----------
                                                                $  235,325
                                                                ----------
                   Total Semiconductors                         $  365,304
                                                                ----------

   Shares                                                            Value
               TOTAL COMMON STOCKS
               (Cost $3,528,198)                                $3,634,386
                                                                ----------
               TEMPORARY CASH INVESTMENTS - 2.5%
               Security Lending Collateral - 2.5%
   93,600      Securities Lending Investment
               Fund - 3.29%                                     $   93,600
                                                                ----------
               TOTAL TEMPORARY CASH
               INVESTMENTS
               (Cost $93,600)                                   $   93,600
                                                                ----------
               TOTAL INVESTMENT IN
               SECURITIES - 99.9%
               (Cost $3,621,798) (a)                            $3,727,986
                                                                ----------
               OTHER ASSETS AND
               LIABILITIES - 0.1%                               $    2,005
                                                                ----------
               TOTAL NET ASSETS - 100.0%                        $3,729,991
                                                                ==========

*        Non-income producing security

(A.D.R.) American Depositary Receipt

(a)      At June 30, 2005, the following securities were out on loan:


   Shares   Security              Market Value
  3,600     IMS Health, Inc.     $89,172
                                 -------
            Total                $89,172
                                 =======

   The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                Six Months
                                                                                               Ended 6/30/05          3/15/04 to
Class II (a)                                                                                   (unaudited)            12/31/04 (a)
Net asset value, beginning of period                                                             $   10.87            $   10.00
                                                                                                 ---------            ---------
Increase from investment operations:
 Net investment loss                                                                             $   (0.02)           $   (0.02)
 Net realized and unrealized gain (loss) on investments                                              (0.23)                0.89
                                                                                                 ---------            ---------
  Net increase (decrease) from investment operations                                             $   (0.25)           $    0.87
                                                                                                 ---------            ---------
 Net increase (decrease) in net asset value                                                      $   (0.25)           $    0.87
                                                                                                 ---------            ---------
 Net asset value, end of period                                                                  $   10.62            $   10.87
                                                                                                 ---------            ---------
Total return*                                                                                        (2.30)%               8.70%
Ratio of net expenses to average net assets+                                                          1.00%**              1.00%**
Ratio of net investment loss to average net assets+                                                  (0.39)%**            (0.51)%**
Portfolio turnover rate                                                                                 10%**                44%
Net assets, end of period (in thousands)                                                         $   3,730            $   2,579
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                                                         3.60%**              7.50%**
 Net investment loss                                                                                 (2.99)%**            (7.01)%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for
 fees paid indirectly:
 Net expenses                                                                                         1.00%**              1.00%**
 Net investment loss                                                                                 (0.39)%**            (0.51)%**


(a)  Class II shares were fist publicly offered on March 15, 2004.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.

**   Annualized.

+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $89,172)
  (cost $3,621,798)                                                                    $3,727,986
 Cash                                                                                     159,276
 Receivables -
 Dividends, interest and foreign taxes withheld                                             1,790
 Due from Pioneer Investment Management, Inc.                                               4,876
 Other                                                                                        477
                                                                                       ----------
   Total assets                                                                        $3,894,405
                                                                                       ----------
LIABILITIES:
 Payables -
 Investment securities purchased                                                       $   42,231
 Upon return of securities loaned                                                          93,600
 Due to affiliates                                                                            355
 Accrued expenses                                                                          28,228
                                                                                       ----------
   Total liabilities                                                                   $  164,414
                                                                                       ----------
NET ASSETS:
 Paid-in capital                                                                       $3,715,540
 Undistributed net investment loss                                                         (6,392)
 Accumulated undistributed net realized loss                                              (85,345)
 Net unrealized gain on investments                                                       106,188
                                                                                       ----------
   Total net assets                                                                    $3,729,991
                                                                                       ----------
NET ASSET VALUE PER SHARE:
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                           $3,729,991
 Shares outstanding                                                                       351,179
                                                                                       ----------
  Net asset value per share                                                            $    10.62

   The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               Six Months
                                                                                                 Ended
                                                                                                6/30/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $93)                                              $   8,626
 Interest                                                                                          1,186
                                                                                               ---------
  Total investment income                                                                      $   9,812
                                                                                               ---------
EXPENSES:
 Management fees                                                                               $  12,165
 Transfer agent fees                                                                                 744
 Distribution fees (Class II)                                                                      4,055
 Administrative fees                                                                               9,326
 Custodian fees                                                                                    6,262
 Professional fees                                                                                17,390
 Printing                                                                                          6,819
 Fees and expenses of nonaffiliated trustees                                                          61
 Miscellaneous                                                                                     1,613
                                                                                               ---------
  Total expenses                                                                               $  58,435
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.        (42,231)
                                                                                               ---------
  Net expenses                                                                                 $  16,204
                                                                                               ---------
    Net investment income (loss)                                                               $  (6,392)
                                                                                               ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss from investments                                                            $ (32,609)
                                                                                               ---------
 Change in net unrealized loss from investments                                                $ (38,934)
                                                                                               ---------
 Net gain (loss) on investments                                                                $ (71,543)
                                                                                               ---------
 Net increase (decrease) in net assets resulting from operations                               $ (77,935)
                                                                                               =========

   The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 For the
                                                                                                 period
                                                                            Six Months           3/15/04
                                                                              Ended           (Commencement
                                                                             6/30/05          of operations)
                                                                           (unaudited)         to 12/31/04
FROM OPERATIONS:
Net investment loss                                                        $    (6,392)        $    (5,372)
Net realized gain (loss) on investments                                        (32,609)            (52,736)
Change in net unrealized gain or loss on investments                           (38,934)            145,122
                                                                           -----------         -----------
  Net increase (decrease) in net assets resulting from operations          $   (77,935)        $    87,014
                                                                           -----------         -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                           $ 1,419,209         $ 3,211,433
Cost of shares repurchased                                                    (189,807)           (719,923)
                                                                           -----------         -----------
  Net increase in net assets resulting from fund share transactions        $ 1,229,402         $ 2,491,510
                                                                           -----------         -----------
  Net increase in net assets                                               $ 1,151,467         $ 2,578,524
NET ASSETS:
Beginning of period                                                        $ 2,578,524         $      --
                                                                           -----------         -----------
End of period                                                              $ 3,729,991         $ 2,578,524
                                                                           ===========         ===========
Accumulated net investment income (loss), end of period                    $    (6,392)        $      --
                                                                           ===========         ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

The Pioneer Papp Small and Mid Cap Growth VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-eight separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
     Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
     Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
     Pioneer Balanced VCT Portfolio (Balanced Portfolio)
     Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
     Pioneer Value VCT Portfolio (Value Portfolio)
       (Class II shares only)
   Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio)
       (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio)
       (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
     Pioneer Bond VCT Portfolio (Bond Portfolio)
       (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio)
       (Class II shares only)

The Papp Small and Mid Cap Growth VCT Portfolio commenced operations on March 15, 2004.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The investment objective of Papp Small and Mid Cap Growth Portfolio is long term capital growth.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

     Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B.   Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of the current year distributions paid will be determined at the end of the fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004, on a tax basis. There were no distributions paid during the fiscal year ended December 31, 2004.

--------------------------------------------------------------------------------
                                                 2004
--------------------------------------------------------------------------------
     Distributable Earnings
        (Accumulated Losses):
  Undistributed ordinary income              $    --
  Undistributed long-term gain/
     (capital loss carryforward)             (25,641)
  Post-October loss deferred                  (8,778)
  Unrealized appreciation (depreciation)     126,805
                                             -------
     Total                                   $92,356
                                             =======
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

C.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees are calculated based on the average daily net asset values attributable to Class I and Class II shares of the Portfolio, respectively.

D.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $76 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $254 in transfer agent fees payable to PIMSS at June 30, 2005.

4.   Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $26 payable to PFD at June 30, 2005.

5.   Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

---------------------------------------------------------------------------------------------------------------
                                                                                                     Net
                                                                  Gross            Gross        Appreciation/
                                                Tax Cost      Appreciation     Depreciation     (Depreciation)
---------------------------------------------------------------------------------------------------------------
 Papp Small and Mid Cap Growth Portfolio      $3,640,115        $246,907        $ (159,036)        $87,871
                                              ==========        ========        ==========         =======
---------------------------------------------------------------------------------------------------------------

6.   Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $1,326,952 and $155,925, respectively.

7.   Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2005 and the fiscal year ended December 31, 2004:

---------------------------------------------------------------------------------------------------------------
Papp Small & Mid Cap Growth Portfolio      '05 Shares      '05 Amount      '04 Shares      '04 Amount
---------------------------------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                                 131,626       $1,419,209        308,301      $3,211,433
 Shares repurchased                          (17,704)        (189,807)       (71,044)       (719,923)
                                             -------       ----------        -------      ----------
  Net increase                               113,922       $1,229,402        237,257      $2,491,510
                                             =======       ==========        =======      ==========
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17874-00-0805

                                                           [LOGO] PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST

                        Pioneer Small Cap Value VCT Portfolio -- Class II Shares




                                                               SEMIANNUAL REPORT

                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
-------------------------------------------------------

Pioneer Small Cap Value VCT Portfolio

  Portfolio and Performance Update                    2

  Comparing Ongoing Portfolio Expenses                3

  Portfolio Management Discussion                     4

  Schedule of Investments                             5

  Financial Statements                                9

  Notes to Financial Statements                      13

  Factors Considered by the Independent Trustees
    in Approving the Management Contract             17

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

[The data is a representation of 2 pie charts in the printed material]

Portfolio Diversification                          Sector Distribution                     Five Largest Holdings
(As a percentage of total investment portfolio)    (As a percentage of equity holdings)    (As a percentage of equity holdings)

U.S. Common Stocks                      75.7%      Financials                  28.8%       1. Insight Enterprises, Inc.      2.11%
Temporary Cash Investment               19.2%      Industrials                 18.7%       2. Sterling Bancshares, Inc.      1.84
Depositary Receipts for                            Energy                      13.8%       3. Southwestern Energy Co.        1.83
  International Stocks                   2.6%      Consumer Discretionary      10.3%       4. Nu Skin Enterprises, Inc.      1.82
International Common Stocks              1.9%      Health Care                 10.0%       5. Texas Capital Bancshares, Inc. 1.79
Exchange Traded Fund                     0.6%      Information Technology       8.4%
                                                   Consumer Staples             3.8%       The Portfolio is actively managed, and
                                                   Materials                    3.3%       current holdings may be different.
                                                   Utilities                    2.7%
                                                   Telecommunication Services   0.2%

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05       12/31/04
Net Asset Value per Share      $14.69        $14.95

Distributions per Share                     Short-Term        Long-Term
(1/1/05 - 6/30/05)            Dividends     Capital Gains     Capital Gains
                              $  -          $  -              $ 0.4861

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Small Cap Value VCT Portfolio at net asset value, compared to that of the Russell 2000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

                Pioneer                  Russell
            Small Cap Value               2000
             VCT Portfolio             Value Index
11/01           $10,000                 $10,000
                $11,062                 $11,383
6/03            $10,070                 $10,950
                $13,086                 $14,802
6/05            $14,292                 $16,930

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                             12.16%
(11/8/01)
1 Year                                                                    12.88%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005.

       Share Class                                                II
       -----------------------------------------------------------------
       Beginning Account Value on 1/1/05                       $1,000.00
       Ending Account Value on 6/30/05                         $1,015.60
       Expenses Paid During Period*                            $    7.35

* Expenses are equal to the Portfolio's annualized expense ratio of 1.47% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005.

      Share Class                                                 II
      ------------------------------------------------------------------
      Beginning Account Value on 1/1/05                        $1,000.00
      Ending Account Value on 6/30/05                          $1,017.50
      Expenses Paid During Period*                             $    7.35

* Expenses are equal to the Portfolio's annualized expense ratio of 1.47% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

In the following discussion, portfolio manager David Adams and assistant portfolio manager Jack McPherson review the economic background and describe some of the factors that influenced Pioneer Small Cap Value VCT Portfolio's performance.

Q.   How did the Portfolio perform over this period?

A. For the six months ended June 30, 2005, Class II shares of the Portfolio returned 1.56% at net asset value. In comparison, the Russell 2000 Value Index, the Portfolio's benchmark returned 0.90%.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Please describe market conditions for the period and how they affected small-company stocks.

A. After a strong rally in last year's fourth quarter, U.S. equity markets ran into stiff headwinds during the first weeks of 2005. Trends were erratic for the rest of the period, with declines in January and April offsetting upswings in March and May. The changing environment for equities, with interest rates rising and oil prices setting records, led investors to favor larger-cap issues. That more cautious approach interrupted a long stretch of small-cap outperformance. Within the small-cap universe, value issues continued to prevail over growth.

Q.   Which areas of the Portfolio had a favorable impact on results?

A. As has been true for some time, holdings in the health care, energy and financial services sectors contributed positively to Fund returns. Chemed, best-known for its Roto-Rooter business, rose sharply, thanks to strong results at its Vitas division, the nation's largest hospice care company; new regulations favor home-based hospice treatment for terminally ill patients. PacifiCare also played a big role in performance, as the government moved more Medicare beneficiaries to managed care plans. We trimmed holdings of Chemed and PacifiCare as valuations rose. The June acquisition of Provident Senior Living by Ventas, another senior living real estate investment trust, also boosted results. Pediatrix, which specializes in care for premature and very ill newborns, continued to perform well.

     Shares of the NASDAQ Stock Market rose in anticipation of its purchase of Instinet, an electronic exchange serving institutional investors. NASDAQ, led by an effective new CEO, continues to trim costs and take market share from competitors, including the New York Stock Exchange. Apollo Investment also added to returns. Apollo offers specialized financing for small- to mid-sized businesses that face difficulty in raising capital from traditional sources during periods of higher interest rates.

     Rising energy prices and favorable drilling developments extended the run of good results at Southwestern Energy. Gulfmark Offshore, which runs supply vessels for drillers in the North Sea, also benefited from increased energy demand. TODCO, whose contract rigs operate in the Gulf of Mexico, took advantage of higher oil prices to raise fees. We sold out of our position in Joy Global Equipment, which manufactures machinery and equipment for coal mining and other extractive industries.

     Jarden, a niche consumer products company, also delivered solid returns. Jarden acquires and refurbishes consumer brands - examples include First Alert, Coleman Outdoor and Mr. Coffee - that have been poorly managed or marketed, then distributes them through its well-established network.

Q.   What areas held back performance?

A. Reluctance by corporations to invest in technology pressured Borland Software, as disappointing earnings brought a sharp decline in the company's shares. Borland, which designs enterprise software applications, enjoys strong brand recognition and continues to generate cash. Any recovery in tech spending would present an opportunity for Borland to implement its new business strategies.

     Hancock Fabrics has suffered from slow sales of sewing and home decor products as well as from unsuccessful merchandising strategies. A dividend reduction and poor year-over-year sales comparisons also drove down shares. We are awaiting evidence of a possible turnaround as a new management team works to address shortcomings.

     Two financial companies also disappointed. Quanta Capital, a start-up property and casualty insurance company, was hit by exceptionally large claims during last year's Florida hurricanes. The cost of building corporate infrastructure was another negative. Shares recently traded below book value, and we believe valuation will improve as the business matures and Quanta puts early losses behind it. Minneapolis-based brokerage Piper Jaffray's shares fell when first quarter earnings showed the impact of sluggishness in capital markets. Piper is working to bring costs in line and may restructure by consolidating divisions or selling business units.

     Slowing demand and weak pricing for newsprint drove down shares of Domtar, a Canadian paper company. In addition, the strong Canadian dollar hurt sales to the United States. Shares of GrafTech International were negatively impacted when the company increased prices for their graphite electrodes and volumes fell, disappointing investors.

Q. What is your outlook for the economy and the markets, and how have you positioned the Portfolio?

A. Although we anticipate continued economic expansion, repeated hikes in interest rates and mounting energy costs may be slowing the rate of U.S. economic growth. For that reason, we remain focused on companies that we think can do well without the impetus of a rapidly growing economy. We continue to see positive long-term prospects for the health care and energy sectors, but are attuned to expanded valuations in both areas. A moderating economy is not ideal for technology, but we are emphasizing solidly grounded companies in that sector that can perform well under a slower-growth scenario. Among financial issues, we favor diversified financial companies as well as commercial banks that stand to benefit from increased business activity.

     Our selection process often leads us to good companies that the market has ignored. The process also allows us to be patient in challenging times and to take advantage of undervalued equities when we find them.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investing in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                      Value
            COMMON STOCKS - 81.2%
            Energy - 11.3%
            Coal & Consumable Fuels - 1.4%
 4,900      Alpha Natural Resources, Inc.*            $   117,012
10,814      Massey Energy Co.                             407,904
                                                      -----------
                                                      $   524,916
                                                      -----------
            Oil & Gas Drilling - 2.4%
 1,625      Atwood Oceanics, Inc.*                    $   100,035
15,800      Todco*                                        405,586
 8,469      Unit Corp.*                                   372,721
                                                      -----------
                                                      $   878,342
                                                      -----------
            Oil & Gas Equipment & Services - 3.0%
15,400      Gulfmark Offshore, Inc.*                  $   420,574
29,036      Key Energy Services, Inc.*                    351,336
11,140      Maverick Tube Corp.*                          331,972
                                                      -----------
                                                      $ 1,103,882
                                                      -----------
            Oil & Gas Exploration & Production - 4.3%
 3,300      Forest Oil Corp.*                         $   138,600
14,600      Parallel Petroleum Corp.*                     129,210
 6,400      Penn Virginia Corp.                           285,888
16,900      Rosetta Resources, Inc., (144A)*              270,062
 5,895      Swift Energy Co.*                             211,159
11,698      Southwestern Energy Co.*                      549,572
                                                      -----------
                                                      $ 1,584,491
                                                      -----------
            Oil & Gas Storage & Transportation - 0.2%
 2,700      Arlington Tankers, Ltd.                   $    58,833
                                                      -----------
            Total Energy                              $ 4,150,464
                                                      -----------
            Materials - 2.7%
            Gold - 1.0%
30,625      Cambior, Inc.*                            $    66,763
 7,950      Glamis Gold, Ltd.*(a)                         136,820
26,400      IAMGOLD Corp.                                 180,048
                                                      -----------
                                                      $   383,631
                                                      -----------
            Paper Products - 0.5%
24,693      Domtar, Inc.                              $   182,481
                                                      -----------
            Specialty Chemicals - 0.4%
 4,175      Great Lakes Chemical Corp.                $   131,387
                                                      -----------
            Steel - 0.8%
 3,875      Carpenter Technology                      $   200,725
 8,496      NN, Inc.                                      107,729
                                                      -----------
                                                      $   308,454
                                                      -----------
            Total Materials                           $ 1,005,953
                                                      -----------

Shares                                                      Value
            Capital Goods - 7.3%
            Construction & Farm Machinery &
            Heavy Trucks - 2.9%
11,295      Federal Signal Corp.                      $   176,202
 5,130      Joy Global, Inc.                              172,317
 2,094      Nacco Industries, Inc.                        224,519
23,475      Wabtec Corp.                                  504,243
                                                      -----------
                                                      $ 1,077,281
                                                      -----------
            Construction & Engineering - 1.2%
 9,100      Dycom Industries, Inc.*                   $   180,271
16,625      Insituform Technologies, Inc.*                266,499
                                                      -----------
                                                      $   446,770
                                                      -----------
            Electrical Component & Equipment - 1.3%
50,193      Graftech International, Ltd.*(a)          $   215,830
42,279      Power-One, Inc.*                              266,780
                                                      -----------
                                                      $   482,610
                                                      -----------
            Industrial Machinery - 1.4%
14,200      Flowserve Corp.*                          $   429,692
 3,425      Kaydon Corp.                                   95,386
                                                      -----------
                                                      $   525,078
                                                      -----------
            Trading Companies & Distributors - 0.5%
 5,229      Applied Industrial Technologies, Inc.     $   168,844
                                                      -----------
            Total Capital Goods                       $ 2,700,583
                                                      -----------
            Commercial Services & Supplies - 5.3%
            Diversified Commercial Services - 2.9%
22,560      Cornell Co., Inc.*                        $   303,658
 4,175      Corrections Corp. of America*                 163,869
    35      Profit Recovery Group International*               99
10,975      Providence Service Corp.*                     272,509
 6,948      School Specialty, Inc.*                       323,082
                                                      -----------
                                                      $ 1,063,217
                                                      -----------
            Environmental & Facilities Services - 0.7%
20,000      Central Parking Corp.                     $   275,000
                                                      -----------
            Human Resource & Employment Services - 1.7%
48,600      On Assignment, Inc.*                      $   242,028
 6,170      Korn/Ferry International*                     109,518
10,400      Watson Wyatt & Co., Holdings                  266,552
                                                      -----------
                                                      $   618,098
                                                      -----------
            Total Commercial Services &
            Supplies                                  $ 1,956,315
                                                      -----------
            Transportation - 2.6%
            Air Freight & Couriers - 0.4%
 4,600      Forward Air Corp.                         $   130,042
                                                      -----------

   The accompanying notes are an integral part of these financial statements.  5

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

Shares                                                    Value
            Marine - 0.6%
 5,800      Dryships, Inc.                          $    95,758
 7,600      Excel Maritime Carriers, Ltd.*              113,620
                                                    -----------
                                                    $   209,378
                                                    -----------
            Railroads - 1.0%
14,143      Genesee & Wyoming, Inc.*                $   383,982
                                                    -----------
            Trucking - 0.6%
 4,268      Dollar Thrifty Automotive Group*        $   162,099
 3,800      Universal Truckload Services, Inc.*          64,182
                                                    -----------
                                                    $   226,281
                                                    -----------
            Total Transportation                    $   949,683
                                                    -----------
            Automobiles & Components - 0.6%
            Auto Parts & Equipment - 0.6%
11,900      Commercial Vehicle Group, Inc.*         $   211,225
                                                    -----------
            Total Automobiles & Components          $   211,225
                                                    -----------
            Consumer Durables & Apparel - 0.8%
            Apparel, Accessories & Luxury Goods - 0.3%
 4,650      Kellwood Co.                            $   125,084
                                                    -----------
            Housewares & Specialties - 0.5%
 3,137      Jarden Corp.*                           $   169,147
                                                    -----------
            Total Consumer Durables & Apparel       $   294,231
                                                    -----------
            Consumer Services - 0.8%
            Casinos & Gaming - 0.3%
 8,600      Alliance Gaming Corp.*(a)               $   120,572
                                                    -----------
            Restaurants - 0.5%
10,419      O'Charley's, Inc.*                      $   184,000
                                                    -----------
            Total Consumer Services                 $   304,572
                                                    -----------
            Media - 0.0%
            Advertising - 0.0%
 7,166      EMAK Worldwide, Inc.*                   $    77,321
                                                    -----------
            Total Media                             $    77,321
                                                    -----------
            Retailing - 6.0%
            Apparel Retail - 1.2%
18,968      Charming Shoppes, Inc.*                 $   176,971
 5,795      Stage Stores, Inc.*                         252,662
                                                    -----------
                                                    $   429,633
                                                    -----------
            Catalog Retail - 1.7%
31,475      Insight Enterprises, Inc.*              $   635,166
                                                    -----------
            Computer & Electronics Retail - 0.1%
19,250      Tweeter Home Entertainment Group,
            Inc.*(a)                                $    48,125
                                                    -----------
            Distributors - 0.1%
 7,940      Advanced Marketing Services, Inc.*      $    39,700
                                                    -----------

Shares                                                    Value
            General Merchandise Stores - 0.6%
13,800      Fred's, Inc. (a)                        $   228,804
                                                    -----------
            Homefurnishing Retail - 0.3%
 4,300      Cost Plus, Inc.*                        $   107,242
                                                    -----------
            Specialty Stores - 2.0%
 7,675      Claire's Stores, Inc.                   $   184,584
25,407      Hancock Fabrics, Inc.                       168,702
36,755      Rent-Way, Inc.*                             361,669
                                                    -----------
                                                    $   714,955
                                                    -----------
            Total Retailing                         $ 2,203,625
                                                    -----------
            Food, Beverage & Tobacco - 1.3%
            Agricultural Products - 0.8%
10,008      Fresh Del Monte Produce, Inc. (a)       $   269,415
                                                    -----------
            Packaged Foods & Meats - 0.5%
13,050      B & G Foods, Inc.                       $   191,052
                                                    -----------
            Total Food, Beverage & Tobacco          $   460,467
                                                    -----------
            Household & Personal Products - 1.9%
            Personal Products - 1.9%
 5,225      NBTY, Inc.*                             $   135,537
23,479      Nu Skin Enterprises, Inc.                   547,061
                                                    -----------
                                                    $   682,598
                                                    -----------
            Total Household & Personal
            Products                                $   682,598
                                                    -----------
            Health Care Equipment & Services - 7.7%
            Health Care Equipment - 1.1%
 7,900      Analogic Corp.                          $   397,528
                                                    -----------
            Health Care Facilities - 1.0%
 3,650      Sunrise Senior Living, Inc.*(a)         $   197,027
 2,983      Triad Hospitals, Inc.*                      162,991
                                                    -----------
                                                    $   360,018
                                                    -----------
            Health Care Services - 3.6%
21,525      Cross Country Healthcares, Inc.*        $   365,925
11,556      Chemed Corp.                                472,409
 6,427      Pediatrix Medical Group, Inc.*              472,642
                                                    -----------
                                                    $ 1,310,976
                                                    -----------
            Health Care Supplies - 0.0%
   700      Merit Medical Systems, Inc.*            $    10,787
                                                    -----------
            Managed Health Care - 2.0%
 9,970      Amerigroup Corp.*                       $   400,794
 4,730      PacifiCare Health Systems*                  337,959
                                                    -----------
                                                    $   738,753
                                                    -----------
            Total Health Care Equipment &
            Services                                $ 2,818,062
                                                    -----------

6  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                       Value
            Pharmaceuticals & Biotechnology - 0.5%
            Biotechnology - 0.5%
11,055      Kendle International, Inc.*                $   167,483
                                                       -----------
            Total Pharmaceuticals &
            Biotechnology                              $   167,483
                                                       -----------
            Banks - 8.7%
            Regional Banks - 6.5%
 7,000      Alliance Bankshares Corp.*                 $   106,750
 4,531      Banner Corp.                                   126,913
29,825      Cardinal Financial Corp.*                      280,057
 4,175      City National Corp.                            299,389
 6,375      Irwin Financial Corp.                          141,461
35,650      Sterling Bancshares, Inc.                      554,714
 3,500      Signature Bank*                                 85,400
27,225      Texas Capital Bancshares, Inc.*                537,422
 2,400      Trustmark Corp.                                 70,224
 5,707      Whitney Holding Corp.                          186,219
                                                       -----------
                                                       $ 2,388,549
                                                       -----------
            Thrifts & Mortgage Finance - 2.2%
16,530      BankAtlantic Bancorp, Inc.                 $   313,244
 4,575      BankUnited Financial Corp. (a)                 123,708
10,275      First Niagara Financial Group, Inc.            149,810
12,050      Provident Financial Services, Inc.             211,719
                                                       -----------
                                                       $   798,481
                                                       -----------
            Total Banks                                $ 3,187,030
                                                       -----------
            Diversified Financials - 6.2%
            Asset Management & Custody Banks - 1.2%
24,329      Apollo Investment Corp.                    $   448,383
                                                       -----------
            Consumer Finance - 1.7%
 7,625      Advanta Corp.                              $   196,115
 8,178      Advanta Corp. (Class B)                        230,292
 7,100      Cash America International, Inc.               142,852
 9,200      Rewards Network, Inc.*                          49,680
                                                       -----------
                                                       $   618,939
                                                       -----------
            Investment Banking & Brokerage - 1.8%
 6,700      A.G. Edwards, Inc.                         $   302,505
10,100      OptionsXpress Holdings, Inc.*(a)               153,520
 6,550      Piper Jaffray Co.*                             199,317
                                                       -----------
                                                       $   655,342
                                                       -----------
            Specialized Finance - 1.5%
 6,343      Financial Federal Corp.                    $   245,094
15,700      Nasdaq Stock Market, Inc.*                     296,102
                                                       -----------
                                                       $   541,196
                                                       -----------
            Total Diversified Financials               $ 2,263,860
                                                       -----------

Shares                                                       Value
            Insurance - 4.5%
            Multi-Line Insurance - 0.7%
40,675      Quanta Capital Holdings (144A)*            $   253,405
                                                       -----------
            Property & Casualty Insurance - 2.1%
19,175      Assured Guaranty, Ltd.                     $   447,928
 3,800      American Safety Insurance Group, Ltd.*          57,836
 4,200      National Interstate Corp.*                      84,294
 1,300      RLI Corp.                                       57,980
 2,725      Selective Insurance Group, Inc.                135,024
                                                       -----------
                                                       $   783,062
                                                       -----------
            Reinsurance - 1.7%
 8,826      IPC Holdings, Ltd.                         $   349,686
 7,550      Odyssey Re Holdings, Corp. (a)                 186,334
 2,075      Platinum Underwriter Holdings, Ltd.             66,027
                                                       -----------
                                                       $   602,047
                                                       -----------
            Total Insurance                            $ 1,638,514
                                                       -----------
            Real Estate - 3.7%
            Real Estate Investment Trusts - 3.7%
12,813      BioMed Property Trust, Inc.                $   305,590
11,550      Capital Trust, Inc.                            385,886
 2,128      Entertainment Properties Trust                  97,887
23,425      Feldman Mall Properties, Inc.                  326,779
11,450      Saxon Capital, Inc.                            195,452
 1,536      Universal Health Realty, Inc.                   58,537
                                                       -----------
                                                       $ 1,370,131
                                                       -----------
            Total Real Estate                          $ 1,370,131
                                                       -----------
            Software & Services - 3.8%
            Application Software - 1.1%
14,979      SPSS, Inc.*                                $   287,747
16,800      TIBCO Software, Inc.*                          109,872
                                                       -----------
                                                       $   397,619
                                                       -----------
            Data Processing & Outsourced Services - 0.7%
17,542      Pegusus Systems, Inc.*(a)                  $   195,593
 5,275      Intrado, Inc.*                                  78,913
                                                       -----------
                                                       $   274,506
                                                       -----------
            IT Consulting & Other Services - 0.3%
10,900      Gartner Group, Inc.*(a)                    $   115,758
                                                       -----------
            Systems Software - 1.7%
39,250      Borland Software Corp.*                    $   269,255
10,425      Internet Security Systems, Inc.*               211,523
 7,625      Sybase, Inc.*                                  139,919
                                                       -----------
                                                       $   620,697
                                                       -----------
            Total Software & Services                  $ 1,408,580
                                                       -----------

   The accompanying notes are an integral part of these financial statements.  7

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

     Shares                                                      Value
                    Technology, Hardware & Equipment - 2.3%
                    Communications Equipment - 1.3%
      9,275         Black Box Corp.                        $   328,335
     22,929         Remec, Inc.*(a)                            146,746
                                                           -----------
                                                           $   475,081
                                                           -----------
                    Computer Storage & Peripherals - 0.3%
      4,985         Electronics for Imagine, Inc.*         $   104,884
                                                           -----------
                    Electronic Equipment & Instruments - 0.7%
     15,025         Planar Systems, Inc.*(a)               $   110,433
     11,000         Technitrol, Inc.*                          155,430
                                                           -----------
                                                           $   265,863
                                                           -----------
                    Total Technology, Hardware &
                    Equipment                              $   845,828
                                                           -----------
                    Semiconductors - 0.8%
                    Semiconductor Equipment - 0.2%
      3,893         Advanced Energy Industries, Inc.*      $    30,599
      3,037         Brooks Automation, Inc.*                    45,099
                                                           -----------
                                                           $    75,698
                                                           -----------
                    Semiconductors - 0.6%
     10,170         HI/FN, Inc.*                           $    61,122
     33,100         Lattice Semiconductor Corp.*               146,964
                                                           -----------
                                                           $   208,086
                                                           -----------
                    Total Semiconductors                   $   283,784
                                                           -----------
                    Telecommunication Services - 0.2%
                    Integrated Telecommunication Services - 0.2%
      1,300         Neustar, Inc.*                         $    33,280
                                                           -----------
                    Wireless Telecommunication Services - 0.0%
      8,003         Boston Communications Group, Inc.*     $    16,486
                                                           -----------
                    Total Telecommunication Services       $    49,766
                                                           -----------
                    Utilities - 2.2%
                    Gas Utilities - 2.2%
      6,100         AGL Resources, Inc.                    $   235,765
      5,100         Energen Corp.                              178,754
      7,105         People's Energy Corp.                      308,783
      3,550         UGI Corp.                                   99,045
                                                           -----------
                                                           $   822,347
                                                           -----------
                    Total Utilities                        $   822,347
                                                           -----------
                    TOTAL COMMON STOCKS
                    (Cost $25,276,347)                     $29,852,422
                                                           -----------
                    EXCHANGE TRADED FUND - 0.6%
      3,450         iShares Russell 2000 Value (a)         $   221,318
                                                           -----------
                    TOTAL EXCHANGE TRADED FUND
                    (Cost $162,579)                        $   221,318
                                                           -----------

  Principal
    Amount                                                       Value
                    TEMPORARY CASH INVESTMENTS - 19.4%
                    Repurchase Agreement - 13.9%
$ 5,100,000         UBS Warburg, Inc., 2.75%, dated
                    6/30/05, repurchase price of
                    $5,100,000 plus accrued interest on
                    7/1/05 collateralized by $5,261,000
                    U.S. Treasury Bill, 2.0%, 5/15/06.     $ 5,100,000
                                                           -----------
     Shares
                    Security Lending Collateral - 5.5%
  2,023,358         Securities Lending Investment
                    Fund, 3.29%                            $ 2,023,358
                                                           -----------
                    TOTAL TEMPORARY CASH
                    INVESTMENTS
                    (Cost $7,123,358)                      $ 7,123,358
                                                           -----------
                    TOTAL INVESTMENT
                    IN SECURITIES - 101.2%
                    (Cost $32,562,284) (a)                 $37,197,098
                                                           -----------
                    OTHER ASSETS
                    AND LIABILITIES - (1.2)%               $  (418,286)
                                                           -----------
                    TOTAL NET ASSETS - 100.0%              $36,778,812
                                                           ===========

*     Non-income producing security
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005, the value of these securities amounted to $523,467 or 1.42% of net assets.
(a)   At June 30, 2005, the following securities were out on loan:

 Shares      Security                          Market Value
  8,170      Alliance Gaming Corp. *            $  114,543
  4,346      BankUnited Financial Corp.            117,516
  9,975      Fred's, Inc.                          165,385
 10,355      Gartner Group, Inc. *                 109,970
  6,895      Glamis Gold, Ltd. *                   118,663
 25,380      Graftech International, Ltd. *        109,134
  3,276      isharesRussell 2000 Value             210,156
  7,172      Odyssey Re Holdings, Corp.            177,005
  4,728      OptionsXpress Holdings, Inc. *         71,866
 14,301      Pegusus Systems, Inc. *               159,456
 10,830      Planar Systems, Inc. *                 79,601
 16,250      Remec, Inc. *                         104,000
  3,465      Sunrise Senior Living, Inc. *         187,041
    690      Tweeter Home Entertainment
             Group, Inc. *                           1,725
  8,260      Fresh Del Monte Produce, Inc.         222,359
                                                ----------
             Total                              $1,948,420
                                                ==========


8  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                        Ended             Year
                                                                       6/30/05            Ended       5/1/03(a) to
Class II                                                             (unaudited)         12/31/04       12/31/03
Net asset value, beginning of period                                   $ 14.95           $ 12.47         $ 9.11
                                                                       -------           --------        ------
Increase (decrease) from investment operations:
  Net investment loss                                                  $ (0.00)(b)       $ (0.03)        $(0.00)(b)
  Net realized and unrealized gain on investments and foreign
   currency transactions                                                  0.23              2.51           3.37
                                                                       -------           -------         ------
  Net increase from investment operations                              $  0.23           $  2.48         $ 3.36
Distributions to shareowners:
  Net realized gain                                                      (0.49)               --             --
                                                                       -------           -------         ------
  Net increase (decrease) in net asset value                           $ (0.26)          $  2.48         $ 3.36
                                                                       -------           -------         ------
  Net asset value, end of period                                       $ 14.69           $ 14.95         $12.47
                                                                       =======           =======         ======
Total return*                                                             1.56%            19.89%         36.88%
Ratio of net expenses to average net assets+                              1.47%**           1.54%          1.58%**
Ratio of net investment income (loss) to average net assets+              0.01%**          (0.41)%        (0.15)%**
Portfolio turnover rate                                                     34%**             36%            74%
Net assets, end of period (in thousands)                               $15,762           $10,845         $2,760
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                            1.47%**           1.59%          2.65%**
  Net investment income (loss)                                            0.01%**          (0.46)%        (1.22)%**
Ratios with waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                            1.47%**           1.54%          1.58%**
  Net investment income (loss)                                            0.01%**          (0.41)%        (0.15)%**

(a)  Class II shares were first publicly offered May 1, 2003.
(b)  Amount rounds to less than one cent per share.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the net asset value at the end of each period.
 **  Annualized
  +  Ratios with no reduction for fee paid indirectly

  The accompanying notes are an integral part of these financial statements.   9

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including $1,948,420) (Cost $32,562,284)       $37,197,098
 Cash                                                                                    16,556
 Receivables --
   Investment securities sold                                                           465,149
   Fund shares sold                                                                   1,972,705
   Dividends, interest and foreign taxes withheld                                        46,043
 Other                                                                                      864
                                                                                    -----------
       Total assets                                                                 $39,698,415
                                                                                    -----------
LIABILITIES:
 Payables --
   Investment securities purchased                                                  $   824,422
   Fund shares repurchased                                                               10,063
   Upon return of securities loaned                                                   2,023,358
   Variation Margin                                                                       2,875
 Due to affiliates                                                                        1,400
 Accrued expenses                                                                        57,485
                                                                                    -----------
       Total liabilities                                                            $ 2,919,603
                                                                                    -----------
NET ASSETS:
 Paid-in capital                                                                    $31,368,860
 Undistributed net investment income                                                     19,527
 Accumulated net realized gain                                                          700,521
 Net unrealized gain on:
   Investments                                                                        4,634,814
   Futures contracts                                                                     55,090
                                                                                    -----------
       Total net assets                                                             $36,778,812
                                                                                    -----------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                       $21,017,142
 Shares outstanding                                                                   1,421,949
                                                                                    -----------
   Net asset value per share                                                        $     14.78
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                       $15,761,670
 Shares outstanding                                                                   1,072,898
                                                                                    -----------
   Net asset value per share                                                        $     14.69


10  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended
                                                             6/30/05
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $194)        $  165,732
  Interest                                                     54,429
  Income on securities loaned, net                              2,211
                                                           ----------
   Total investment income                                 $  222,372
                                                           ----------
EXPENSES:
  Management fees                                          $  115,053
  Transfer agent fees and expenses                              1,488
  Distribution fees (Class II)                                 16,377
  Administrative reimbursements                                 9,326
  Custodian fees                                               18,311
  Professional fees                                            22,509
  Printing expense                                             17,079
  Fees and expenses of nonaffiliated trustees                     243
  Miscellaneous                                                 2,719
                                                           ----------
   Total expenses                                          $  203,105
                                                           ----------
   Net expenses                                            $  203,105
                                                           ----------
     Net investment income (loss)                          $   19,267
                                                           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments                                            $1,137,201
    Futures contracts                                         (58,940)
                                                           ----------
                                                           $1,078,261
                                                           ----------
 Change in net unrealized gain or loss from:
   Investments                                             $ (466,213)
   Futures contracts                                           21,925
                                                           ----------
                                                           $ (444,288)
                                                           ----------
 Net gain (loss) on investments, futures contracts
   and foreign currency transactions                       $  633,973
                                                           ==========
 Net increase (decrease) in net assets resulting
   from operations                                         $  653,240
                                                           ==========

  The accompanying notes are an integral part of these financial statements.  11

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 Six Months
                                                                                    Ended            Year
                                                                                   6/30/05          Ended
                                                                                 (unaudited)       12/31/04
FROM OPERATIONS:
Net investment income (loss)                                                     $    19,267      $   (55,495)
Net realized gain (loss) on investments                                            1,078,261        1,744,190
Change in net unrealized gain or loss on investments, futures contracts and
  foreign currency transactions                                                     (444,288)       2,532,121
                                                                                 -----------      -----------
    Net increase (decrease) in net assets
      resulting from operations                                                  $   653,240      $ 4,220,816
                                                                                 -----------      -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain
  Class I                                                                        $  (593,880)     $        --
  Class II                                                                          (497,417)              --
                                                                                 -----------      -----------
    Total distributions to shareowners                                           $(1,091,297)     $        --
                                                                                 -----------      -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                 $10,551,393      $14,302,057
Reinvestment of distributions                                                      1,086,410               --
Cost of shares repurchased                                                        (3,258,953)      (4,493,153)
                                                                                 -----------      -----------
  Net increase (decrease) in net assets
    resulting from Fund share transactions                                       $ 8,378,850      $ 9,808,904
                                                                                 -----------      -----------
  Net increase (decrease) in net assets                                          $ 7,940,793      $14,029,720
                                                                                 -----------      -----------
NET ASSETS:
Beginning of period                                                              $28,838,019      $14,808,299
                                                                                 -----------      -----------
End of period                                                                    $36,778,812      $28,838,019
                                                                                 ===========      ===========
Undistributed net investment income (loss),
  end of period                                                                  $    19,527      $       260
                                                                                 ===========      ===========


12  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Small Cap Value VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-eight separate portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
     Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
     Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
     Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
     (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
     (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
     shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
     (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
     (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
     Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

The Portfolio commenced operations on May 1, 2003. Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Small Cap Value Portfolio is to seek capital appreciation.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of,

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

   the Board of Trustees. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes withheld on capital gains at the applicable country rates.

   Small capitalization stocks, while offering the potential for higher returns, such as those held by the portfolio may be subject to greater short-term price fluctuations than securities of larger companies.

B. Futures Contracts

   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2005, Small Cap Value Portfolio had the following open contracts:

----------------------------------------------------------------------------------------------------------------
                                                   Number of
                                                   Contracts        Settlement          Market      Unrealized
Future Contracts                    Type         Long/(Short)          Month            Value       Gain/(Loss)
----------------------------------------------------------------------------------------------------------------
 Small Cap Value Portfolio     Russell 2000           5            September 2005     $1,607,750      $55,090
----------------------------------------------------------------------------------------------------------------

C. Foreign Currency Translation

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. Forward Foreign Currency Contracts

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E. Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004. There were no distributions paid during the year ended December 31, 2004. The tax character of current year distributions paid will be determined at the end of the current fiscal year.

--------------------------------------------------------------------------------
                                                                        2004
--------------------------------------------------------------------------------
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                      $       --
 Undistributed long-term gain/(Capital loss carryforward)            1,086,729
 Unrealized appreciation (depreciation)                              4,761,280
                                                                    ----------
  Total                                                             $5,848,009
                                                                    ==========
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

F. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

   Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

G. Securities Leading

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

   agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolios. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets. In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $787 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $505 in transfer agent fees payable to PIMSS at June 30, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $108 payable to PFD at June 30, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-------------------------------------------------------------------------------------------------
                                                                                        Net
                                                   Gross             Gross         Appreciation/
                                Tax Cost       Appreciation      Depreciation      (Depreciation)
-------------------------------------------------------------------------------------------------
 Small Cap Value Portfolio    $32,902,031       $5,703,044       $(1,407,977)        $4,295,067
                              ===========       ==========       ===========         ==========
-------------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $7,751,722 and $4,593,649, respectively.

7. Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2005 and the fiscal year ended December 31, 2004.

-------------------------------------------------------------------------------------------------
 Small Cap Value Portfolio         '05 Shares       '05 Amount     '04 Shares       '04 Amount
-------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                          361,402      $ 5,301,386        510,952      $ 6,774,823
 Reinvestment of distributions         40,427          589,019             --               --
 Shares repurchased                  (177,578)      (2,570,590)      (277,189)      (3,672,701)
                                     ------------------------------------------------------------
  Net increase                        224,251      $ 3,319,815        233,763      $ 3,102,122
                                     ============================================================
 CLASS II:
 Shares sold                          360,679      $ 5,250,007        566,136      $ 7,527,234
 Reinvestment of distributions         34,350          497,391             --               --
 Shares repurchased                   (47,609)        (688,363)       (61,897)        (820,452)
                                     ------------------------------------------------------------
  Net increase                        347,420      $ 5,059,035        504,239      $ 6,706,782
                                     ============================================================
-------------------------------------------------------------------------------------------------

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------

     performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that, given the absolute performance record of the Fund (30.31%), the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the first quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) for the 12 months ended June 30, 2004 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a break point in the management fee was not necessary. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17879-00-0805

                                                                  [LOGO] PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST

                          Pioneer Small Company VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


T a b l e   o f   C o n t e n t s
--------------------------------------------------------------------------------

Pioneer Small Company VCT Portfolio

  Portfolio and Performance Update                       2

  Comparing Ongoing Portfolio Expenses                   3

  Portfolio Management Discussion                        4

  Schedule of Investments                                5

  Financial Statements                                   9

  Notes to Financial Statements                         13

  Factors Considered by the Independent Trustees in
    Approving the Management Contract                   17

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Portfolio Diversification                         Sector Distribution                       Five Largest Holdings
(As a percentage of total investment portfolio)   (As a percentage of equity holdings)      (As a percentage of equity holdings)
U.S. Common Stocks           89.2%                Financials                   21.0%        1. Swift Transportation Co., Inc.  1.63%
Temporary Cash Investment    10.3%                Information Technology       16.1%        2. Forest Oil Corp.                1.47
International Common Stocks   0.5%                Industrials                  14.8%        3. Ruby Tuesday, Inc.              1.36
                                                  Health Care                  14.2%        4. Stage Stores, Inc.              1.31
                                                  Consumer Discretionary       14.1%        5. Arris Group, Inc.               1.18
                                                  Energy                        7.0%
                                                  Materials                     5.9%
                                                  Staples                       3.1%
                                                  Utilities Consumer            3.0%
                                                  Telecommunication Services    0.8%

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                               6/30/05      12/31/04
Net Asset Value per Share     $ 11.15       $ 12.85

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $   -         $    -            $ 1.2777

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Small Company VCT Portfolio at net asset value, compared to that of the Russell 2000 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[The following data was represented as a line chart in the printed material]

             Pioneer Small
             Company VCT     Russell
             Portfolio       2000 Index
1/01         $10,000         $10,000
             $11,204         $10,156
             $10,540          $9,283
6/03          $9,295          $9,132
             $11,526         $12,177
6/05         $10,674         $13,328

The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------

Life-of-Class       5.03%
(1/19/01)
1 Year              3.30%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fee and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all porfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Company VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005.

Share Class                                        II
----------------------------------------------------------
Beginning Account Value on 1/1/05              $ 1,000.00
Ending Account Value on 6/30/05                $ 1,032.20
Expenses Paid During Period*                   $     7.51

* Expenses are equal to the Portfolio's annualized expense ratio of 1.49% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Company VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005.

Share Class                                        II
----------------------------------------------------------
Beginning Account Value on 1/1/05              $ 1,000.00
Ending Account Value on 6/30/05                $ 1,017.41
Expenses Paid During Period*                   $     7.45

* Expenses are equal to the Portfolio's annualized expense ratio of 1.49% for Class II shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05

Co-managers Diego Franzin and Michael Rega describe conditions in the small-company universe for the first half of the year, and the stocks that affected the Portfolio's performance.

Q.   How did Pioneer Small Company VCT Portfolio perform over this period?

A. For the six months ended June 30, 2005, Class II shares of the Portfolio returned -3.22% at net asset value. The result trailed the Portfolio's benchmark, the Russell 2000 Index, which returned -3.22% over the same period.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q.   Please describe the background for small-company stocks over this period.

A. Small-capitalization issues, after a long climb during which they outperformed large-cap issues, reached valuation levels that many found uncomfortable at a time of moderating economic growth. As a result, small caps took a breather during the first half of the year, with growth issues declining more than value, based on the performance of Russell 2000 Value and Growth indices, respectively.

Q.   What stocks or sectors contributed to performance?

A. Our style is to keep sector allocations closely aligned with those of our benchmark. For that reason, sector over- and underweightings play little role in the Portfolio's relative performance. In energy, the market's strongest sector, Forest Oil is restructuring successfully as new leadership moves to dispose of high risk/high reward properties and replace them with properties where risk is more favorably balanced with potential rewards. Benefits of the new strategy are evident in strong operating results.

     Administaff provides human-resources software to small and medium-sized businesses, relieving managers of burdensome administrative and regulatory paperwork. We had acquired shares at favorable valuations and took profits when our goals for the holding were largely realized. We also took profits in Netflix, an online DVD rental service. In our opinion, the entry of Blockbuster into the market, with its ability to integrate video stores and mail-in service, poses a serious competitive threat to Netflix.

     A rise in shares of Aeropostale also contributed to results. The retailer provides branded merchandise to fashion-conscious 11-18 year olds. We expect continued favorable earnings in upcoming quarters. In addition, the company is testing a new store concept, targeting customers as they move into their early twenties.

     Stage Stores continues to rebound after emerging from bankruptcy and rehiring a former CEO. The company, which operates Bealls, Peebles and other retail chains, sells quality, nationally branded goods in smaller cities where Wal-Mart (not in the portfolio) has not succeeded with its lower-tier offerings. Growth is now proceeding at a controlled pace.

Q.   Which of the Portfolio's holdings hurt results?

A. Boston Communications Group fell dramatically when a court ordered it to pay sizeable damages to a competitor. At issue was an allegation of patent infringement in BCGI's online service for adding minutes to pay-as-you-go mobile phones. We exited the stock, a long-time holding, at a loss, and shares have declined substantially since.

     We also took a loss in Able Laboratories, which fell sharply when the company found deviations from standardized procedures in the manufacture of its products. Able has recalled all outstanding inventory and ceased manufacturing operations pending review. And we eliminated Rewards Network, a marketer of discount dining and hotel programs and another long-standing holding. Subscriber losses continue, and investor confidence in the company has waned.

Q.   What is your outlook for the rest of 2005?

A. While higher interest rates and energy prices may eventually press harder on the economic brakes, for now the U.S. economy is expanding, albeit at a moderating pace. A slow-growth economy poses challenges to small-cap investors because small stocks have historically thrived when the economy is coming out of recession or growing rapidly. Nevertheless, as we move out of stocks that have reached our targets, we are still finding attractively valued companies with growth prospects offering above-market appreciation potential.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investing in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                Value
              COMMON STOCKS - 96.5%
              Energy - 6.6%
              Oil & Gas Equipment & Services - 2.5%
  3,500       Maverick Tube Corp.*                              $   104,300
  4,200       NS Group, Inc.*                                       136,542
  3,100       Offshore Logistics, Inc.*                             101,804
                                                                -----------
                                                                $   342,646
                                                                -----------
              Oil & Gas Exploration & Production - 3.5%
  4,525       Forest Oil Corp.*                                 $   190,050
  2,000       Houston Exploration Co.*                              106,100
  2,103       Spinnaker Exploration Co.*                             74,635
  2,100       Stone Energy Corp.*                                   102,690
                                                                -----------
                                                                $   473,475
                                                                -----------
              Oil & Gas Storage & Transportation - 0.6%
  1,300       Overseas Shipholding Group, Inc.                  $    77,545
                                                                -----------
              Total Energy                                      $   893,666
                                                                -----------
              Materials - 5.7%
              Aluminum - 0.7%
  4,500       Century Aluminum Co.*                             $    91,800
                                                                -----------
              Construction Materials - 0.9%
  2,950       Mega Bloks Inc. (144A)*                           $    57,716
  1,200       Texas Industries, Inc.                                 67,476
                                                                -----------
                                                                $   125,192
                                                                -----------
              Diversified Chemical - 0.9%
  2,100       FMC Corp.*                                        $   117,894
                                                                -----------
              Diversified Metals & Mining - 0.5%
  4,900       Brush Engineered Materials, Inc.*                 $    69,874
                                                                -----------
              Specialty Chemicals - 1.3%
  3,300       H.B. Fuller Co.                                   $   112,398
  9,700       PolyOne Corp.*                                         64,214
                                                                -----------
                                                                $   176,612
                                                                -----------
              Steel - 1.4%
  1,600       Carpenter Technology                              $    82,880
  7,300       Ryerson Tull, Inc. (a)                                104,171
                                                                -----------
                                                                $   187,051
                                                                -----------
              Total Materials                                   $   768,423
                                                                -----------
              Capital Goods - 7.4%
              Aerospace & Defense - 1.3%
  5,600       Hexcel Corp.*                                     $    94,752
  7,300       Orbital Sciences Corp.* (a)                            72,270
                                                                -----------
                                                                $   167,022
                                                                -----------

Shares                                                                Value
              Construction, Farm Machinery &
              Heavy Trucks - 2.6%
  4,500       AGCO Corp.*                                       $    86,040
  2,000       Terex Corp.*                                           78,800
  2,400       The Toro Co.                                           92,664
  4,400       Wabtec Corp.                                           94,512
                                                                -----------
                                                                $   352,016
                                                                -----------
              Construction & Engineering - 0.8%
  6,400       Perini Corp.*                                     $   105,088
                                                                -----------
              Electrical Component & Equipment - 0.5%
  2,500       Thomas & Betts Corp.*                             $    70,600
                                                                -----------
              Industrial Machinery - 2.2%
  3,200       Albany International Corp.                        $   102,752
  3,100       Flowserve Corp.*                                       93,806
  2,175       Kennametal, Inc.                                       99,724
                                                                -----------
                                                                $   296,282
                                                                -----------
              Total Capital Goods                               $   991,008
                                                                -----------
              Commercial Services & Supplies - 3.5%
              Commercial Printing - 1.3%
  1,800       Consolidated Graphics, Inc.*                      $    73,386
  2,575       John H. Harland Co.                                    97,850
                                                                -----------
                                                                $   171,236
                                                                -----------
              Diversified Commercial Services - 0.6%
  2,301       The Brinks Co.                                    $    82,836
                                                                -----------
              Human Resource & Employment Services - 1.6%
  5,800       Administaff, Inc.                                 $   137,808
  4,400       Korn/Ferry International*                              78,100
                                                                -----------
                                                                $   215,908
                                                                -----------
              Total Commercial Services &
              Supplies                                          $   469,980
                                                                -----------
              Transportation - 3.4%
              Railroads - 1.3%
  3,400       Genesee & Wyoming, Inc.*                          $    92,310
  6,900       RailAmerica, Inc.*                                     82,110
                                                                -----------
                                                                $   174,420
                                                                -----------
              Trucking - 2.1%
  2,300       Arkansas Best Corp.                               $    73,163
  9,100       Swift Transportation Co., Inc.*                       211,939
                                                                -----------
                                                                $   285,102
                                                                -----------
              Total Transportation                              $   459,522
                                                                -----------
              Automobiles & Components - 1.3%
              Auto Parts & Equipment - 0.7%
  5,400       Aftermarket Technology Corp.*                     $    94,122
                                                                -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

Shares                                                                Value
                  Automobile Manufacturers - 0.6%
       2,300      Winnebago Industries, Inc. (a)                $    75,325
                                                                -----------
                  Total Automobiles & Components                $   169,447
                                                                -----------
                  Consumer Durables & Apparel - 3.3%
                  Footwear - 1.8%
       7,500      Skechers U.S.A.*                              $   106,950
       5,450      Wolverine World Wide, Inc.                        130,855
                                                                -----------
                                                                $   237,805
                                                                -----------
                  Housewares & Specialties - 1.4%
       3,000      American Greetings Corp.                      $    79,500
       3,375      Yankee Candle Co.                                 108,338
                                                                -----------
                                                                $   187,838
                                                                -----------
                  Leisure Products - 0.1%
         625      Mega Blocks*                                  $    12,228
                                                                -----------
                  Total Consumer Durables & Apparel             $   437,871
                                                                -----------
                  Consumer Services - 3.5%
                  Casinos & Gaming - 0.8%
       3,900      Scientific Games Corp.*                       $   105,027
                                                                -----------
                  Restaurants - 2.7%
       5,000      O'Charley's, Inc.*                            $    88,300
       3,400      Rare Hospitality International, Inc.*             103,598
       6,800      Ruby Tuesday, Inc. (a)                            176,120
                                                                -----------
                                                                $   368,018
                                                                -----------
                  Total Consumer Services                       $   473,045
                                                                -----------
                  Media - 1.0%
                  Advertising - 0.8%
       1,800      R.H. Donnelley Corp.*                         $   111,564
                                                                -----------
                  Broadcasting & Cable TV - 0.2%
       1,198      Alliance Atlantis Communications, Inc.*       $    28,213
                                                                -----------
                  Total Media                                   $   139,777
                                                                -----------
                  Retailing - 4.5%
                  Apparel Retail - 3.8%
       4,500      Aeropostale, Inc.*                            $   151,200
       5,400      Charming Shoppes, Inc.*                            50,382
       8,600      Guess?, Inc.*                                     142,588
       3,900      Stage Stores, Inc.*                               170,040
                                                                -----------
                                                                $   514,210
                                                                -----------
                  Specialty Stores - 0.7%
       1,500      Guitar Center, Inc.*                          $    87,555
                                                                -----------
                  Total Retailing                               $   601,765
                                                                -----------

Shares                                                                Value
                  Food, Beverage & Tobacco - 2.1%
                  Packaged Foods & Meats - 2.1%
       2,400      Lancaster Colony Corp.                        $   103,008
       1,900      Ralcorp Holdings, Inc.                             78,185
       2,139      The J.M. Smucker Co.                              100,405
                                                                -----------
                                                                $   281,598
                                                                -----------
                  Total Food, Beverage & Tobacco                $   281,598
                                                                -----------
                  Household & Personal Products - 0.9%
                  Personal Products - 0.9%
       5,050      Nu Skin Enterprises, Inc.                     $   117,665
                                                                -----------
                  Total Household & Personal
                  Products                                      $   117,665
                                                                -----------
                  Health Care Equipment & Services - 10.2%
                  Health Care Equipment - 0.8%
       4,300      Steris Corp.                                  $   110,811
                                                                -----------
                  Health Care Facilities - 3.4%
       2,500      Kindred Healthcare, Inc.*(a)                  $    99,025
       2,500      Lifepoint Hospitals, Inc.*                        126,300
       1,902      Sunrise Senior Living, Inc.*(a)                   102,670
       2,100      Universal Health Services, Inc. (Class B)         130,578
                                                                -----------
                                                                $   458,573
                                                                -----------
                  Health Care Services - 3.6%
       2,000      Cerner Corp.*(a)                              $   135,940
       9,000      eResearch Technology, Inc.*                       120,510
       3,900      Lifeline Systems, Inc.*                           125,268
       1,325      Pediatrix Medical Group, Inc.*                     97,441
                                                                -----------
                                                                $   479,159
                                                                -----------
                  Health Care Supplies - 1.9%
       1,975      Haemonetics Corp.*                            $    80,263
       5,800      Merit Medical Systems, Inc.*                       89,378
       2,575      PolyMedica Corp.                                   91,825
                                                                -----------
                                                                $   261,466
                                                                -----------
                  Managed Health Care - 0.5%
         904      Coventry Health Care, Inc*                    $    63,958
                                                                -----------
                  Total Health Care Equipment &
                  Services                                      $ 1,373,967
                                                                -----------
                  Pharmaceuticals & Biotechnology - 3.5%
                  Biotechnology - 2.8%
       9,825      Cubist Pharmaceuticals, Inc.*                 $   129,395
       7,300      InterMune, Inc.*(a)                                95,192
       7,100      Serologicals Corp.*(a)                            150,875
                                                                -----------
                                                                $   375,462
                                                                -----------
                  Pharmaceuticals - 0.7%
       5,100      Connetics Corp.*                              $    89,964
                                                                -----------
                  Total Pharmaceuticals &
                  Biotechnology                                 $   465,426
                                                                -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                              Value
              Banks - 9.0%
              Regional Banks - 4.1%
    3,700     BancorpSouth, Inc.                              $    87,320
    3,400     Banner Corp.                                         95,234
    4,100     Community Bank System, Inc.                          99,999
    4,400     Irwin Financial Corp.                                97,636
    2,600     Provident Bankshares Corp.                           82,966
    3,600     Susquehanna Bancshares, Inc.                         88,524
                                                              -----------
                                                              $   551,679
                                                              -----------
              Thrifts & Mortgage Finance - 4.9%
    3,100     BankUnited Financial Corp. (a)                  $    83,824
    4,500     Charter Municipal Mortgage
              Acceptance Co.                                       98,820
    5,000     Commercial Capital Bankcorp, Inc.                    83,550
    3,025     Commercial Federal Corp.                            101,882
    6,800     First Niagara Financial Group, Inc.                  99,144
    4,800     Provident Financial Services, Inc.                   84,336
    2,125     Webster Financial Corp.                              99,216
                                                              -----------
                                                              $   650,772
                                                              -----------
              Total Banks                                     $ 1,202,451
                                                              -----------
              Diversified Financials - 1.7%
              Asset Management & Custody Banks - 0.8%
    6,078     Apollo Investment Corp.                         $   112,017
                                                              -----------
              Consumer Finance - 0.9%
    4,078     Advanta Corp. (Class B)                         $   114,836
                                                              -----------
              Total Diversified Financials                    $   226,853
                                                              -----------
              Insurance - 2.8%
              Life & Health Insurance - 0.7%
    2,100     AmerUs Group Co. (a)                            $   100,905
                                                              -----------
              Property & Casualty Insurance - 1.4%
    4,600     Bristol West Holdings, Inc.                     $    84,180
    2,900     Infinity Property & Casualty Corp.                  101,152
                                                              -----------
                                                              $   185,332
                                                              -----------
              Reinsurance - 0.7%
    3,000     Platinum Underwriter Holdings, Ltd.             $    95,460
                                                              -----------
              Total Insurance                                 $   381,697
                                                              -----------

Shares                                                              Value
              Real Estate - 6.8%
              Real Estate Investment Trusts - 6.8%
    8,500     Anworth Mortgage Asset Corp.                    $    83,640
    4,577     BioMed Property Trust, Inc.                         109,161
    2,800     Brandywine Realty Trust                              85,820
    2,550     Capital Trust, Inc.                                  85,196
    2,900     Cousins Properties, Inc.                             85,782
    2,800     Heritage Property Investment Trust (a)               98,056
   10,000     MFA Mortgage Investments, Inc.                       74,500
    2,800     Newcastle Investment Corp.                           84,420
    1,600     Redwood Trust, Inc. (a)                              82,560
    4,057     Ventas, Inc.*                                       122,521
                                                              -----------
                                                              $   911,656
                                                              -----------
              Total Real Estate                               $   911,656
                                                              -----------
              Software & Services - 6.2%
              Application Software - 2.9%
    4,300     Advent Software, Inc.*                          $    87,118
   16,600     Parametric Technology Co.*                          105,908
   12,375     Plato Learning, Inc.*                                91,328
    5,000     SPSS, Inc.*                                          96,050
                                                              -----------
                                                              $   380,404
                                                              -----------
              Data Processing & Outsourced Services - 0.6%
    5,700     The BISYS Group, Inc.*                          $    85,158
                                                              -----------
              Internet Software & Services - 1.1%
    7,000     Earthlink, Inc.*                                $    60,620
    7,100     Valueclick, Inc.*                                    87,543
                                                              -----------
                                                              $   148,163
                                                              -----------
              Systems Software - 1.6%
    3,500     Macrovision Corp.*                              $    78,890
    8,900     Wind River Systems*                                 139,552
                                                              -----------
                                                              $   218,442
                                                              -----------
              Total Software & Services                       $   832,167
                                                              -----------
              Technology Hardware & Equipment - 7.0%
              Communications Equipment - 3.0%
   17,600     Arris Group, Inc.*                              $   153,296
    4,800     CommScope, Inc.*(a)                                  83,568
   13,900     Extreme Networks, Inc.*                              56,990
   10,200     Symmetricom, Inc.*                                  105,774
                                                              -----------
                                                              $   399,628
                                                              -----------
              Computer Hardware - 1.1%
    4,100     Intergraph Corp.*                               $   141,286
                                                              -----------
              Computer Storage & Peripherals - 1.1%
   14,700     Brocade Communications Systems, Inc.*           $    57,036
   28,500     Quantum Corp.*                                       84,645
                                                              -----------
                                                              $   141,681
                                                              -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

Shares                                                              Value
              Electronic Equipment & Instruments - 0.9%
    7,575     Aeroflex, Inc.*                                 $    63,630
   12,400     Identix, Inc.*                                       62,371
                                                              -----------
                                                              $   126,001
                                                              -----------
              Electronic Manufacturing Services - 0.4%
    7,800     TTM Technologies, Inc.*                         $    59,358
                                                              -----------
              Technology Distributors - 0.5%
    4,400     Agilysys, Inc.                                  $    69,080
                                                              -----------
              Total Technology Hardware &
              Equipment                                       $   937,034
                                                              -----------
              Semiconductors - 2.4%
              Semiconductor Equipment - 2.3%
   14,000     Axcelis Technologies, Inc.*                     $    96,040
    9,300     Entegris, Inc.*                                      92,070
    5,246     Photronics, Inc.*                                   122,442
                                                              -----------
                                                              $   310,552
                                                              -----------
              Semiconductors - 0.1%
      500     PortalPlayer, Inc.*(a)                          $    10,410
                                                              -----------
              Total Semiconductors                            $   320,962
                                                              -----------
              Telecommunication Services - 0.8%
              Integrated Telecommunication Services - 0.8%
    8,059     CT Communications, Inc.                         $   105,170
                                                              -----------
              Total Telecommunication Services                $   105,170
                                                              -----------
              Utilities - 2.9%
              Electric Utilities - 1.4%
    2,100     CH Energy Group, Inc. (a)                       $   102,123
    3,100     IDACORP, Inc.                                        94,953
                                                              -----------
                                                              $   197,076
                                                              -----------
              Gas Utilities - 1.5%
    4,600     Atmos Energy Corp.                              $   132,480
    1,500     People's Energy Corp.                                65,190
                                                              -----------
                                                              $   197,670
                                                              -----------
              Total Utilities                                 $   394,746
                                                              -----------
              TOTAL COMMON STOCKS
              (Cost $12,375,468)                              $12,955,896
                                                              -----------
              WARRANTS - 0.1%
              Energy - 0.1%
              Oil & Gas Exploration & Production - 0.1%
    1,850     Arena Resources Warrants EXP 8/9/08*            $     9,343
                                                              -----------
              TOTAL WARRANTS
              (Cost $1,885)                                   $     9,343
                                                              -----------

Shares                                                              Value
              TEMPORARY CASH INVESTMENT - 11.1%
              Security Lending Collateral - 11.1%
1,485,682     Securities Lending Investment
              Fund, 3.29%                                     $ 1,485,682
                                                              -----------
              TOTAL TEMPORARY CASH
              INVESTMENT
              (Cost $1,485,682)                               $ 1,485,682
                                                              -----------
              TOTAL INVESTMENT
              IN SECURITIES - 107.7%
              (Cost $13,863,035)                              $14,450,921
                                                              -----------
              OTHER ASSETS
              AND LIABILITIES - (7.7)%                        $(1,030,944)
                                                              -----------
              TOTAL NET ASSETS - 100.0%                       $13,419,977
                                                              ===========

*    Non-income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005, the value of these securities amounted to $57,716 or 0.4% of net assets.

(a)  At June 30, 2005, the following securities were out on loan:

   Shares   Security                                Market Value
  1,995     AmerUs Group Co.                       $   95,860
  2,945     BankUnited Financial Corp.                 79,633
  1,900     Cerner Corp. *                            129,143
  4,560     CommScope, Inc. *                          79,390
  1,995     CH Energy Group, Inc.                      97,017
  2,660     Heritage Property Investment Trust         93,153
  6,935     InterMune, Inc. *                          90,432
  2,375     Kindred Healthcare, Inc. *                 94,074
  6,935     Orbital Sciences Corp. *                   68,657
    475     PortalPlayer, Inc. *                        9,890
  1,520     Redwood Trust, Inc.                        78,432
  6,460     Ruby Tuesday, Inc.                        167,314
  6,080     Ryerson Tull, Inc.                         86,762
  4,370     Serologicals Corp. *                       92,863
  1,807     Sunrise Senior Living, Inc. *              97,542
  2,185     Winnebago Industries, Inc.                 71,559
                                                   ----------
            Total                                  $1,431,721
                                                   ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended                                                  8/1/01 (a)
                                                               6/30/05        Year Ended    Year Ended   Year Ended        to
Class II                                                     (unaudited)       12/31/04      12/31/03     12/31/02      12/31/01
                                                               -------         -------       -------       -------      -------
Net asset value, beginning of period                           $ 12.85         $ 11.35       $  9.07       $ 10.95      $ 11.18
                                                               -------         -------       -------       -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $ (0.01)        $ (0.05)      $ (0.01)      $ (0.01)     $    --
 Net realized and unrealized gain (loss) on investments          (0.41)           1.55          2.29          1.87)       (0.23)
                                                               -------         -------       -------       -------      -------
  Net increase (decrease) from investment operations           $ (0.42)        $  1.50       $  2.28       $ (1.88)     $ (0.23)
Distributions to shareowners:
 Net realized gain                                               (1.28)             --            --            --           --
                                                               -------         -------       -------       -------      -------
 Net increase (decrease) in net asset value                    $ (1.70)        $  1.50       $  2.28       $ (1.88)     $ (0.23)
                                                               -------         -------       -------       -------      -------
 Net asset value, end of period                                $ 11.15         $ 12.85       $ 11.35       $  9.07      $ 10.95
                                                               =======         =======       =======       =======      =======
Total return*                                                     3.22%          13.22%        25.14%       (17.14)%      (2.06)%
Ratio of net expenses to average net assets+                      1.49%**         1.48%         1.52%         1.58%        1.68%**
Ratio of net investment income (loss) to average net assets+     (0.20)%**       (0.44)%       (0.23)%       (0.18)%       0.01%**
Portfolio turnover rate                                             78%**          114%           38%           53%          72%
Net assets, end of period (in thousands)                       $10,095         $10,086       $ 7,095       $ 3,419      $   938
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.80%**         1.76%         2.67%         2.98%        6.71%**
 Net investment income (loss)                                    (0.51)%**       (0.72)%       (1.38)%       (1.58)%       5.02%**

(a)  Class II shares were first publicly offered on August 1, 2001.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $1,431,721)
  (Cost $13,863,035)                                                                $14,450,921
 Cash                                                                                   444,579
 Receivables --
  Investment securities sold                                                             24,441
  Fund shares sold                                                                       49,265
  Dividends, interest and foreign taxes withheld                                         12,384
 Other                                                                                      649
                                                                                    -----------
     Total assets                                                                   $14,982,239
                                                                                    -----------
LIABILITIES:
 Payables --
  Fund shares repurchased                                                           $    28,968
  Upon return of securities loaned                                                    1,485,682
 Due to affiliates                                                                        3,058
 Accrued expenses                                                                        44,554
                                                                                    -----------
     Total liabilities                                                              $ 1,562,262
                                                                                    -----------
NET ASSETS:
 Paid-in capital                                                                    $13,031,415
 Undistributed net investment income (loss)                                              (9,927)
 Accumulated net realized gain (loss)                                                  (189,397)
 Net unrealized gain (loss) on:
  Investments                                                                           587,886
                                                                                    -----------
     Total net assets                                                               $13,419,977
                                                                                    -----------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                        $ 3,325,190
 Shares outstanding                                                                     294,597
                                                                                    -----------
  Net asset value per share                                                         $     11.29
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                        $10,094,787
 Shares outstanding                                                                     904,964
                                                                                    -----------
  Net asset value per share                                                         $     11.15

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          Six Months
                                                             Ended
                                                            6/30/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $74)         $   69,117
 Interest                                                      7,795
 Income on securities loaned, net                              6,457
                                                          ----------
  Total investment income                                 $   83,369
                                                          ----------
EXPENSES:
 Management fees                                          $   49,107
 Transfer agent fees and expenses                              1,488
 Distribution fees (Class II)                                 12,162
 Administrative reimbursements                                 9,326
 Custodian fees                                               13,439
 Professional fees                                            18,941
 Printing expense                                              6,746
 Fees and expenses of nonaffiliated trustees                     117
 Miscellaneous                                                 2,400
                                                          ----------
  Total expenses                                          $  113,726
  Less management fees waived and expenses assumed
   by Pioneer Investment Management, Inc.                    (20,430)
                                                          ----------
  Net expenses                                            $   93,296
                                                          ----------
    Net investment income (loss)                          $   (9,927)
                                                          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) from:
  Investments                                             $ (127,957)
                                                          ----------
 Change in net unrealized gain or loss from:
  Investments                                             $ (312,888)
                                                          ----------
 Net gain (loss) on investments                           $ (440,845)
                                                          ==========
 Net increase (decrease) in net assets resulting
  from operations                                         $ (450,772)
                                                          ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended              Year
                                                             6/30/05            Ended
                                                           (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income (loss)                              $     (9,927)     $    (46,684)
Net realized gain (loss) on investments                       (127,957)        2,015,360
Change in net unrealized gain or loss on investments          (312,888)         (384,806)
                                                          ------------      ------------
  Net increase (decrease) in net assets
    resulting from operations                             $   (450,772)     $  1,583,870
                                                          ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain
 Class I                                                  $   (336,596)     $         --
 Class II                                                   (1,039,487)               --
                                                          ------------      ------------
  Total distributions to shareowners                      $ (1,376,083)     $         --
                                                          ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  1,284,843      $  4,450,765
Reinvestment of distributions                                1,363,307                --
Cost of shares repurchased                                  (1,271,434)       (3,135,048)
                                                          ------------      ------------
 Net increase (decrease) in net assets
  resulting from Fund share transactions                  $  1,376,716      $  1,315,717
                                                          ------------      ------------
 Net increase (decrease) in net assets                    $   (450,139)     $  2,899,587
                                                          ------------      ------------
NET ASSETS:
Beginning of period                                       $ 13,870,116      $ 10,970,529
                                                          ------------      ------------
End of period                                             $ 13,419,977      $ 13,870,116
                                                          ============      ============
Undistributed net investment income (loss),
 end of period                                            $     (9,927)     $         --
                                                          ============      ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

The Pioneer Small Company VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty eight separate portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Conservative Allocation VCT Portfolio (Ibbotson
       Conservative Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

The investment objective of Small Company Portfolio is to seek capital appreciation.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes withheld on capital gains at the applicable country rates.

     Small capitalization stocks, while offering the potential for higher returns, such as those in the portfolio may be subject to greater short-term price fluctuations than securities of larger companies.

B.   Futures Contracts

     The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2005, Small Company Portfolio had no open contracts.

C.   Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

E.   Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004 on a tax basis. There were no distributions paid during the year ended December 31, 2004. The tax character of current year distributions will be determined at the end of the current fiscal year.

--------------------------------------------------------------------------------
                                                                       2004
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                                    $       --
Long-Term capital gain                                             $       --
                                                                   ----------
 Return of Capital                                                 $       --
                                                                   ----------
   Total distributions                                             $       --
                                                                   ==========
Distributable Earnings (Accumulated Losses):
Undistributed ordinary income                                      $       --
Undistributed long-term gain/(capital loss carryforward)            1,364,989
Unrealized appreciation (depreciation)                                850,428
                                                                   ----------
   Total                                                           $2,215,417
                                                                   ==========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

F.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees for Class II Shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

     Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses(excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

Through May 1, 2006, PIM has agreed not to impose a portion of its management fees and to limit other operating expenses to the extent required to limit expenses of Class I shares to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $244 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $506 in transfer agent fees payable to PIMSS at June 30, 2005.

4.   Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $2,308 payable to PFD at June 30, 2005.

5.   Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-----------------------------------------------------------------------------------------------
                                                                                      Net
                                                   Gross            Gross        Appreciation/
                                Tax Cost       Appreciation     Depreciation     (Depreciation)
-----------------------------------------------------------------------------------------------
Small Company Portfolio      $13,913,382      $ 1,208,630       $  (671,091)    $   537,539
                             ===========      ===========       ===========     ===========
-----------------------------------------------------------------------------------------------

6.   Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $4,907,059 and $5,164,631, respectively.

7.   Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

-----------------------------------------------------------------------------------------------
                                   '05 Shares    '05 Amount
Small Company Portfolio           (unaudited)    (unaudited)   '04 Shares      '04 Amount
-----------------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                         15,334      $  186,274       56,890     $    670,369
 Reinvestment of distributions       28,887         323,820           --               --
 Shares repurchased                 (41,394)       (508,999)    (103,931)      (1,215,329)
                                  ---------------------------------------------------------
  Net increase                        2,827      $    1,095      (47,041)    $   (544,960)
                                  =========================================================
 CLASS II:
 Shares sold                         90,132      $1,098,569      320,212     $  3,780,396
 Reinvestment of distributions       93,901       1,039,487           --               --
 Shares repurchased                 (63,797)       (762,435)    (160,864)      (1,919,719)
                                  ---------------------------------------------------------
  Net increase                      120,236      $1,375,621      159,348     $  1,860,677
                                  =========================================================
-----------------------------------------------------------------------------------------------

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose,
(ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------

     the Fund's performance compared to both the performance of a peer group and two relevant indices, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fifth quintile of the peer group for the 12 months ended June 30, 2004 and the fourth quintile for the three year period ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be fifth quintile.) The Trustees concluded that the actions of the Investment Adviser in appointing a new portfolio manager with the objective of enhancing performance supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (before and after giving effect to the expense limitation) for the 12 months ended June 30, 2004 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio, although higher than its peer group, was reasonable compared to that comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     levels, break points in the management fees were not necessary. As assets increase, the Trustees would continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

[LOGO] PIONEER
Investments(R)

Pioneer Variable Contracts Trust

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17876-00-0805
                                                                  [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                       Pioneer Strategic Income VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Table of Contents
----------------------------------------------------------

Pioneer Strategic Income VCT Portfolio

  Portfolio and Performance Update                       2

  Comparing Ongoing Portfolio Expenses                   3

  Portfolio Management Discussion                        4

  Schedule of Investments                                5

  Financial Statements                                  15

  Notes to Financial Statements                         19

  Factors Considered by the Independent Trustees in
    Approving the Management Contract                   25

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Corporate Bonds                                                       54.0%
U.S. Government Securities                                                 31.8%
Foreign Government Bonds                                                    6.7%
Asset Backed Securities                                                     3.7%
Temporary Cash Investment                                                   1.7%
Municipal Bonds                                                             1.0%
Collateralized Mortgage Obligations                                         0.8%
Convertible Corporate Bonds                                                 0.3%

Maturity Distribution
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

0-1 year                                                                    5.8%
1-3 years                                                                  27.3%
3-4 years                                                                  17.5%
4-6 years                                                                  26.6%
6-8 years                                                                  17.1%
8+ years                                                                    5.7%

Five Largest Holdings
(As a percentage of long-term holdings)

1.      Federal Home Loan Mortgage Corp., 4.5%, 4/1/20                     1.62%
2.      Federal Home Loan Mortgage Corp., 6.0%, 8/1/34                     1.54
3.      Federal Home Loan Mortgage Corp., 5.5%, 11/1/34                    1.26
4.      U.S. Treasury Strip, 0.0%, 2/15/11                                 1.21
5.      Federal National Mortgage Association, 6.375%, 8/15/07             1.12

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                                6/30/05       12/31/04
Net Asset Value per Share       $ 10.97        $ 11.26

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 12/31/05)        Dividends     Capital Gains     Capital Gains
                           $ 0.3022      $ 0.0045          $ 0.1523

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Strategic Income VCT Portfolio at net asset value, compared to that of the Lehman Brothers U.S. Universal Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

              Pioneer Strategic            Lehman U.S.
            Income VCT Portfolio         Universal Index
7/99               $10,000                   $10,000
                   $10,157                   $10,521
6/01               $10,861                   $11,654
                   $11,694                   $12,553
6/03               $14,204                   $13,999
                   $15,102                   $14,140
6/05               $16,829                   $15,186

Index comparison begins July 31, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded from the Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class        9.19%
(7/29/99)
5 Year              10.63
1 Year              11.43

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income VCT Portfolio

Based on actual returns from January 1, 2005 through June 30, 2005.

       Share Class                                              II
       ----------------------------------------------------------------
       Beginning Account Value on 1/1/05                     $ 1,000.00
       Ending Account Value on 6/30/05                       $ 1,015.40
       Expenses Paid During Period*                          $     5.70

* Expenses are equal to the Portfolio's annualized expense ratio of 1.14% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005.

       Share Class                                              II
       ----------------------------------------------------------------
       Beginning Account Value on 1/1/05                     $ 1,000.00
       Ending Account Value on 6/30/05                       $ 1,019.14
       Expenses Paid During Period*                          $     5.71

* Expenses are equal to the Portfolio's annualized expense ratio of 1.14% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Prices of high-yield and foreign-denominated securities tended to slip in the first six months of 2005. While the Federal Reserve Board continued to raise short-term interest rates in the U.S. during the period, the yields of longer-term bonds declined for the period, leading to price appreciation of longer-maturity, high-quality bonds, which outperformed high-yield corporate debts. On international currency markets, the U.S. dollar strengthened for the six months, limiting the returns U.S.-based investors could realize in foreign, fixed-income securities. In the following interview, Kenneth J. Taubes discusses the factors that influenced the performance of Strategic Income VCT Portfolio during the six months. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Portfolio.

Q. How did the Portfolio perform during the first half of 2005?

A. In a challenging environment for fixed-income investing, Strategic Income VCT Portfolio produced a positive return, although it underperformed its benchmark. For the six months ended June 30, 2005, the Portfolio's Class II shares had a total return of 1.54%, while the Lehman U.S. Universal Bond Index returned 2.51%. The Portfolio continued to produce a high level of income. On June 30, 2005, the standardized SEC yield for Class I shares was 7.02%.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What type of investment environment affected the Portfolio during the six months?

A. The Portfolio weathered a challenging environment of diverse and sometimes conflicting factors that influenced the global fixed-income markets. Domestically, corporate high-yield bonds underperformed investment-grade and high-grade debt, especially in the first three months of 2005. Although economic growth and corporate profits appeared to be growing steadily, investors were worried about the possibility that short-term interest rate hikes by the Federal Reserve, combined with rising energy prices, might slow the economy. The fears receded somewhat during the next three months, and high- yield bonds recovered some of their price losses and finished the period with positive performance, despite lagging the results of high-grade securities. Long-term interest rates backed up a bit in the first months of the year, adversely affecting the performance of long-term, higher-rated bonds, which are highly sensitive to interest-rate changes. But long-term rates declined in the final months of the six-month period, helping the performance of longer-maturity high-quality bonds. Additionally, one of the best-performing parts of the domestic fixed-income market was the mortgage sector.

   Internationally, one of the most influential factors affecting fixed-income markets was the strengthening of the U.S. dollar, which had been steadily weakening before the period began. Bonds denominated in non-dollar currencies declined in value as the dollar strengthened, undermining the performance of non-dollar investments.

Q. What were your principal strategies during the six months, and what was the impact on performance?

A. We reduced our exposure to foreign-denominated bonds. By June 30, 2005, our currency exposure to non-dollar denominated bonds had been cut from about 20% of Portfolio assets in late 2004 to 12.9%. We concentrated our foreign investments in countries with currencies in which we had the most confidence, including Norway, Canada and Australia.

   Domestically, we emphasized the mortgage sector, which accounted for 26.9% of total Portfolio assets by June 30, 2005. At the same time, we have been steadily upgrading the overall credit quality of our investments. Average credit quality of the Portfolio rose from BBB- to BBB over the six months as we reduced our below-investment grade, higher-yielding investments and reduced our exposure to lower-rated securities within the high-yield sector. On June 30, 2005 about 32% of Portfolio assets were invested in domestic high-yield bonds.

   As the yield curve flattened - the difference between yields of short-term and long-term securities grew tighter - we reduced the Portfolio's overall sensitivity to changes in interest rates, as measured by duration. At the end of the six months, the Portfolio's effective duration was 4.3 years, down from 4.6 years at the beginning of the year.

   The emphasis on mortgage-backed securities was a major positive contributor to Portfolio performance as the mortgage sector outperformed other parts of the market. Individual holdings that performed well included bonds of Shaw Group, a construction company that announced a tender offer to buy back its debt, and of Metro PCS, a wireless telecommunications company which provides services in several urban areas in the Western and Southeastern states. Bonds of Refco, a securities firm specializing in derivatives trading, also rose on news that the company planned an initial public stock offering.

   While our reduction of investments in foreign bonds and lower-quality, domestic high-yield bonds helped during a volatile period, our positions in both foreign bonds and high-yield bonds underperformed other parts of the Portfolio. Other disappointing investments included bonds issued by Northwest Airlines, which faced challenges in negotiating new labor agreements and in addressing its pension obligations, and Duane Reade, the New York-based retail pharmaceutical chain.

Q. What is your investment outlook?

A. We expect that the Federal Reserve will continue to raise short-term rates, at least until monetary policy is seen as neutral. How far the rate hikes go will depend upon the strength of the economy. However, we have seen increased stability in the bond market in the final weeks of the six-month period, and we have adopted a more conservative asset allocation policy in recognition of the relatively narrow spreads in yields between securities of different credit risk. In this environment, we expect to maintain a relatively short duration - to control the risk of a rise in interest rates - and we anticipate continuing to maintain a well diversified portfolio of investments from different fixed-income sectors. Domestically, we expect to maintain an emphasis on mortgage securities. We also think that currency fluctuations are less likely to have an influence on performance of foreign investments, and we expect that bonds of countries such as Norway and Sweden should fare well.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie Mac) is neither guaranteed nor issued by the U.S. Government.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

         Principal   S&P/Moody's
            Amount   Ratings
           USD ($)   (unaudited)                                                                         Value
                                     CONVERTIBLE CORPORATE BONDS - 0.3%
                                     Semiconductors - 0.3%
         170,000     NR/NR           Brooks Automation, Inc., 4.75%, 6/1/08                        $   161,500
                                                                                                   -----------
                                     Total Semiconductors                                          $   161,500
                                                                                                   -----------
                                     TOTAL CONVERTIBLE CORPORATE BONDS
                                     (Cost $152,488)                                               $   161,500
                                                                                                   -----------
                                     ASSET BACKED SECURITIES - 2.5%
                                     Diversified Financials - 0.7%
                                     Consumer Finance - 0.0%
  DKK     42,226     AA+/Aa1         Realkredit Danmark, 7.0%, 10/1/32                             $     7,320
                                                                                                   -----------
                                     Diversified Financial Services - 0.7%
         205,766     BBB-/Baa2       PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)      $   210,999
         161,346     BBB/Baa2        Power Receivables Finance, 6.29%, 1/1/12 (144A)                   167,626
                                                                                                   -----------
                                     Total Diversified Financials                                  $   378,625
                                                                                                   -----------
                                     Utilities - 1.8%
         228,250     BBB-/Baa3       Empresa Electric, 8.625%, 4/30/13 (144A)                      $   252,537
         391,950     BB-/Ba2         FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                   396,359
         392,644     NR/NR           Ormat Funding Corp., 8.25%, 12/30/20                              396,571
                                                                                                   -----------
                                     Total Utilities                                               $ 1,045,467
                                                                                                   -----------
                                     TOTAL ASSET BACKED SECURITIES
                                     (Cost $1,416,079)                                             $ 1,431,412
                                                                                                   -----------
                                     COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
                                     Diversified Financials - 0.7%
         160,000     BBB-/Baa3       Tower 2004-1A E, 5.395%, 1/15/34                              $   157,270
         265,000     NR/Ba2          Tower 2004-2A F, 6.376%, 12/15/14                                 265,769
                                                                                                   -----------
                                     Total Diversified Financials                                  $   423,039
                                                                                                   -----------
                                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                     (Cost $425,000)                                               $   423,039
                                                                                                   -----------
                                     CORPORATE BONDS - 51.7%
                                     Energy - 6.8%
                                     Coal & Consumable Fuels - 0.5%
         310,000     BBB-/NR         Indocoal Exports Cayman, 7.134%, 7/6/12 (144A)                $   308,852
                                                                                                   -----------
                                     Oil & Gas Equipment and Services - 2.1%
         370,000     B+/Ba3          Holly Energy Partners LP, 6.25%, 3/1/15 (144A)                $   360,750
         350,000     CCC+/Caa1       J Ray McDermott SA, 11.0%, 12/15/13 (144A)                        392,000
  NOK     60,000     NR/NR           Kvaerner ASA, 0.0%, 10/30/11                                       50,400
  NOK  3,200,000     NR/NR           Kvaerner ASA, 0.0%, 10/30/11                                      411,358
                                                                                                   -----------
                                                                                                   $ 1,214,508
                                                                                                   -----------
                                     Oil & Gas Exploration & Production - 3.4%
         300,000     B-/B3           Baytex Energy, Ltd., 9.625%, 7/15/10                          $   311,624
          55,000     B/B2            Comstock Resources, Inc., 6.875%, 3/1/12                           55,550
          75,000     B-/B3           Delta Petroleum Corp., 7.0%, 4/1/15 (144A)                         70,500
         500,000     BBB-/Baa3       Gazprom International SA, 7.201%, 2/1/20 (144A)                   538,750
         300,000     CCC+/Caa1       Petroquest Energy, Inc., 10.375%, 5/15/12 (144A)                  296,250
  ITL 275,000,000    BBB-/Baa2       Petroleos Mexicanos, 7.375%, 8/13/07                              192,147
         260,000     B+/B2           Stone Energy Corp., 6.75%, 12/15/14                               252,850
         225,000     BBB-/Baa3       Tengizchevroil LLP, 6.124%, 11/15/14 (144A)                       230,063
                                                                                                   -----------
                                                                                                   $ 1,947,734
                                                                                                   -----------

   The accompanying notes are an integral part of these financial statements.  5

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal   S&P/Moody's
     Amount   Ratings
    USD ($)   (unaudited)                                                                               Value
                              Oil & Gas Storage & Transportation - 0.8%
  380,000     B-/B1           Colorado Interstate Gas, 5.95%, 3/15/15 (144A)                      $   374,636
   76,000     B/B3            Transmontaigne, Inc., 9.125%, 6/1/10                                     79,040
                                                                                                  -----------
                                                                                                  $   453,676
                                                                                                  -----------
                              Total Energy                                                        $ 3,924,770
                                                                                                  -----------
                              Materials - 9.1%
                              Aluminum - 1.0%
  435,000     BB/Ba3          Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)                       $   427,388
  140,000     B/B1            Novelis, Inc., 7.25%, 2/15/15 (144A)                                    140,525
                                                                                                  -----------
                                                                                                  $   567,913
                                                                                                  -----------
                              Commodity Chemicals - 1.2%
  110,000     BB-/B1          Arco Chemical Co., 9.8%, 2/1/20                                     $   123,200
  145,000     CCC+/B3         Aventine Renewable Energy, Floating Rate Note, 12/15/11 (144A)          139,200
  370,000     B+/B1           Invista, 9.25%, 5/1/12 (144A)                                           404,687
                                                                                                  -----------
                                                                                                  $   667,087
                                                                                                  -----------
                              Construction Materials - 0.1%
   53,000     BB-/Ba3         Texas Industries, Inc., 7.25%, 7/15/13 (144A)                       $    54,325
                                                                                                  -----------
                              Diversified Chemical - 0.3%
  100,000     BB-/Ba3         Braskem International, Ltd., 9.375%, 6/1/15 (144A)                  $   107,750
   79,000     B/Caa1          Huntsman International LLC, 10.125%, 7/1/09                              99,175
                                                                                                  -----------
                                                                                                  $   206,925
                                                                                                  -----------
                              Diversified Metals & Mining - 1.7%
  200,000     B+/B1           Freeport-McMoran Copper & Gold, 6.875%, 2/1/09                      $   195,000
  400,000     NR/Ba1          Vale Overseas, Ltd., 8.25%, 1/17/34                                     440,000
  340,000     BB+/Ba2         Vedenta Resources Plc., 6.625%, 2/22/10 (144A)                          335,496
                                                                                                  -----------
                                                                                                  $   970,496
                                                                                                  -----------
                              Forest Products - 0.6%
  300,000     BB-/Ba2         Sino Forest Corp., 9.125%, 8/17/11 (144A)                           $   327,750
                                                                                                  -----------
                              Metal & Glass Containers - 0.6%
  100,000     B+/NR           Crown Holdings, 10.25%, 3/1/11                                      $   137,638
  130,000     BB-/B1          Greif Brothers Corp., 8.875%, 8/1/12                                    139,750
   75,000     B+/B2           Vitro Envases Norteamerica, 10.75%, 7/23/11 (144A)                       72,750
                                                                                                  -----------
                                                                                                  $   350,138
                                                                                                  -----------
                              Paper Packaging - 0.4%
  210,000     CCC+/Caa2       Graham Packaging Co., 9.875%, 10/15/14 (144A)                       $   210,525
                                                                                                  -----------
                              Paper Products - 0.8%
  100,000     BB-/Ba3         Abitibi-Consolidated, Inc., 6.0%, 6/20/13                           $    92,000
  200,000     BB/Ba3          Bowater, Inc., 6.5%, 6/15/13                                            197,500
  240,000     B/Caa1          Mercer International, Inc., 9.25%, 2/15/13                              192,000
                                                                                                  -----------
                                                                                                  $   481,500
                                                                                                  -----------

6   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


         Principal   S&P/Moody's
            Amount   Ratings
           USD ($)   (unaudited)                                                                       Value
                                     Specialty Chemicals - 2.0%
         260,000     BBB-/Baa3       Basell Finance Co., 8.1%, 3/15/27 (144A)                     $  258,663
         275,000     B-/Caa2         Crystal US Holdings, Inc., Floating Rate Note, 10/1/14          191,125
         300,000     BB/Ba1          Ferro Corp., 7.125%, 4/1/28                                     316,761
          25,000     BB/Ba1          Ferro Corp., 7.625%, 5/1/13                                      26,241
         110,000     B-/Caa1         OM Group, Inc., 9.25%, 12/15/11                                 110,000
  EUR    140,000     CCC+/B3         Rhodia SA, 8.0%, 6/1/10                                         168,892
  EUR     45,000     CCC+/Caa1       Rhodia SA, 9.25%, 6/1/11                                         53,769
                                                                                                  ----------
                                                                                                  $1,125,451
                                                                                                  ----------
                                     Steel - 0.4%
         115,000     BB/Ba2          International Steel Group, 6.5%, 4/15/14                     $  110,400
         135,000     BBB/Ba1         Ispat Inland ULC, Floating Rate Note, 4/1/10 (b)                143,775
                                                                                                  ----------
                                                                                                  $  254,175
                                                                                                  ----------
                                     Total Materials                                              $5,216,285
                                                                                                  ----------
                                     Capital Goods - 3.0%
                                     Building Products - 1.1%
         355,000     B-/B3           Builders Firstsource, Inc., Floating Rate Note, 2/15/12      $  353,225
         195,000     B+/B2           Resolution Perform Production, 8.0%, 12/15/09                   202,800
          50,000     B-/B3           US Concrete, Inc., 8.375%, 4/1/14                                47,000
                                                                                                  ----------
                                                                                                  $  603,025
                                                                                                  ----------
                                     Construction & Farm Machinery & Heavy Trucks - 0.4%
         140,000     B-/B3           American Rock Salt Co., LLC, 9.5%, 3/15/14                   $  142,100
         115,000     BB-/Ba3         Navistar International, 7.5%, 6/15/11                           117,300
                                                                                                  ----------
                                                                                                  $  259,400
                                                                                                  ----------
                                     Industrial Machinery - 0.6%
          50,000     B-/B3           Dresser-Rand Group, Inc., 7.375%, 11/1/14 (144A)             $   52,000
         150,000     B/B2            Gardner Denver, Inc., 8.0%, 5/1/13 (144A)                       151,749
         113,000     B/B3            JLG Industries, Inc., 8.375%, 6/15/12                           117,803
                                                                                                  ----------
                                                                                                  $  321,552
                                                                                                  ----------
                                     Trading Companies & Distributors - 0.9%
         550,000     BB+/Ba1         Noble Group, Ltd., 6.625%, 3/17/15 (144A)                    $  507,779
                                                                                                  ----------
                                     Total Capital Goods                                          $1,691,756
                                                                                                  ----------
                                     Commercial Services & Supplies - 1.9%
                                     Diversified Commercial Services - 1.5%
         115,000     CCC+/B3         Cornell Co's, Inc., 10.75%, 7/1/12                           $  119,313
         240,000     B-/Caa1         Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)             222,000
         290,000     CCC+/Caa1       Park-Ohio Industries, Inc., 8.375%, 11/15/14 (144A)             258,825
         275,000     B+/B2           United Rentals, Inc., 7.75%, 11/15/13 (a)                       270,188
                                                                                                  ----------
                                                                                                  $  870,326
                                                                                                  ----------

  The accompanying notes are an integral part of these financial statements.   7

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal   S&P/Moody's
     Amount   Ratings
    USD ($)   (unaudited)                                                                 Value
                              Environmental & Facilities Services - 0.4%
  200,000     B/B3            Clean Harbors, Inc., 11.25%, 7/15/12 (144A)           $   222,000
                                                                                    -----------
                              Total Commercial Services & Supplies                  $ 1,092,326
                                                                                    -----------
                              Transportation - 3.4%
                              Air Freight & Couriers - 0.2%
  130,000     BB-/B1          Petroleum Helicopters, 9.375%, 5/1/09                 $   136,825
                                                                                    -----------
                              Airlines - 0.6%
   35,000     CCC/Caa2        AMR Corp., 9.0%, 8/1/12 (a)                           $    27,475
   50,000     CCC/Caa2        AMR Corp., 9.0%, 9/15/16                                   38,750
   85,000     CCC/Caa2        AMR Corp., 9.8%, 10/1/21                                   56,525
  150,000     B/B3            Continental Air, Inc., 7.568%, 12/1/06                    129,158
   25,000     CCC-/Caa3       Northwest Airlines, Inc., 8.7%, 3/15/07                    12,250
  150,000     CCC-/Caa3       Northwest Airlines, Inc. 9.88%, 3/15/07                    75,000
                                                                                    -----------
                                                                                    $   339,158
                                                                                    -----------
                              Marine - 1.4%
  325,000     B/B2            Ship Finance International, Ltd., 8.5%, 12/15/13      $   309,156
  375,000     BB-/Ba3         Stena AB, 7.0%, 12/1/16                                   347,812
  145,000     B-/B3           Trailer Bridge, Inc., 9.25%, 11/15/11                     145,906
                                                                                    -----------
                                                                                    $   802,874
                                                                                    -----------
                              Railroads - 0.6%
  210,000     CCC+/B3         Atlantic Express Transport, 12.25%, 4/15/08           $   201,600
  130,000     B+/B2           TFM SA De CV, 9.375%, 5/1/12 (144A)                       135,200
                                                                                    -----------
                                                                                    $   336,800
                                                                                    -----------
                              Trucking - 0.6%
  320,000     B+/B1           Greenbrier Co., Inc., 8.375%, 5/15/15 (144A)          $   325,600
                                                                                    -----------
                              Total Transportation                                  $ 1,941,257
                                                                                    -----------
                              Automobiles & Components - 2.8%
                              Auto Parts & Equipment - 2.0%
   80,000     B+/Ba3          Commercial Vehicle Group, 8.0%, 7/1/13                $    81,600
  460,000     B-/B3           Delphi Corp., 6.55%, 6/15/06 (a)                          447,350
  250,000     B+/Ba2          Sun Sage BV, 8.25%, 3/26/09 (144A)                        265,625
  360,000     B-/B3           Tenneco Automotive, Inc., 8.625%, 11/15/14                361,800
                                                                                    -----------
                                                                                    $ 1,156,375
                                                                                    -----------
                              Automobile Manufacturers - 0.5%
  340,000     BB+/Baa2        Ford Motor Credit Co., 5.7%, 1/15/10                  $   313,596
                                                                                    -----------
                              Tires & Rubber - 0.3%
  150,000     B-/B3           Goodyear Tire & Rubber, 9.0%, 7/1/15 (144A)           $   148,875
                                                                                    -----------
                              Total Automobiles & Components                        $ 1,618,846
                                                                                    -----------
                              Consumer Durables & Apparel - 1.3%
                              Footwear - 0.3%
  183,000     BB-/B1          Brown Shoe Co., Inc., 8.75%, 5/1/12                   $   190,778
                                                                                    -----------

8  The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal   S&P/Moody's
     Amount   Ratings
    USD ($)   (unaudited)                                                                       Value
                              Homebuilding - 1.0%
  208,000     BB-/Ba3         Meritage Homes Corp., 6.25%, 3/15/15                        $   193,440
  400,000     B+/Ba3          WCI Communities, Inc., 6.625%, 3/15/15                          366,000
                                                                                          -----------
                                                                                          $   559,440
                                                                                          -----------
                              Total Consumer Durables & Apparel                           $   750,218
                                                                                          -----------
                              Consumer Services - 0.2%
                              Hotels, Resorts & Cruise Lines - 0.2%
  100,000     B-/Caa1         Trump Entertainment Resorts, 8.5%, 6/1/15                   $    97,625
                                                                                          -----------
                              Total Consumer Services                                     $    97,625
                                                                                          -----------
                              Media - 2.2%
                              Broadcasting & Cable Television - 1.4%
  145,000     B-/B3           Innova S De R.L., 9.375%, 9/19/13                           $   163,488
  200,000     B-/B2           Kabel Deutschland GMBH, 10.625%, 7/1/14                         217,000
  100,000     B-/B2           Kabel Deutschland, 10.75%, 7/1/14 (144A)                        140,360
  230,000     B-/B3           NTL Cable PLC, 8.75%, 4/15/14                                   293,607
                                                                                          -----------
                                                                                          $   814,455
                                                                                          -----------
                              Movies & Entertainment - 0.4%
  225,000     B+/Ba2          Corp Interamer De Entret, 8.875%, 6/14/15 (144A)            $   222,188
                                                                                          -----------
                              Publishing - 0.4%
  200,000     B/B1            Sheridan Acquisition Corp., 10.25%, 8/15/11                 $   207,750
                                                                                          -----------
                              Total Media                                                 $ 1,244,393
                                                                                          -----------
                              Retailing - 0.4%
                              Automotive Retail - 0.0%
   35,000     B/B3            Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                     $    31,325
                                                                                          -----------
                              Specialty Stores - 0.4%
  145,000     B/B3            Asbury Automotive Group, 8.0%, 3/15/14                      $   139,925
  100,000     BB/Ba2          Toys R Us, 7.375%, 10/15/18                                      81,000
                                                                                          -----------
                                                                                          $   220,925
                                                                                          -----------
                              Total Retailing                                             $   252,250
                                                                                          -----------
                              Food & Drug Retailing - 0.4%
                              Drug Retail - 0.4%
  170,000     CCC+/Caa1       Duane Reade, Inc., 9.75%, 8/1/11 (a)                        $   137,700
  110,000     B-/B2           Duane Reade, Inc., Floating Rate Note, 12/15/10 (144A)          107,250
                                                                                          -----------
                                                                                          $   244,950
                                                                                          -----------
                              Total Food & Drug Retailing                                 $   244,950
                                                                                          -----------
                              Food, Beverage & Tobacco - 1.0%
                              Brewers - 0.8%
  202,000     B-/B3           Argentine Beverages, 7.375%, 3/22/12 (144A)                 $   205,535
  220,000     BBB-/Baa3       Cia Brasileira de Bebida, 8.75%, 9/15/13                        254,375
                                                                                          -----------
                                                                                          $   459,910
                                                                                          -----------
                              Soft Drinks - 0.2%
   80,000     BBB-/Baa3       Cia Brasileira de Bebida, 10.5%, 12/15/11                   $    98,800
                                                                                          -----------
                              Total Food, Beverage & Tobacco                              $   558,710
                                                                                          -----------

  The accompanying notes are an integral part of these financial statements.   9

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

 Principal   S&P/Moody's
    Amount   Ratings
   USD ($)   (unaudited)                                                                   Value
                             Health Care Equipment & Services - 0.7%
                             Health Care Distributors - 0.1%
   60,000    BB+/Ba2         Omnicare, Inc., 6.125%, 6/1/13                          $    59,100
                                                                                     -----------
                             Health Care Services - 0.4%
  235,000    CCC+/Caa1       Rural/Metro Corp., 9.875%, 3/15/15 (144A)               $   232,650
                                                                                     -----------
                             Health Care Supplies - 0.2%
  125,000    CCC+/Caa1       Inverness Medical Innovation, 8.75%, 2/15/12            $   124,063
                                                                                     -----------
                             Total Health Care Equipment & Services                  $   415,813
                                                                                     -----------
                             Pharmaceuticals & Biotechnology - 0.8%
  235,000    BB/Ba1          Mayne Group, Ltd., 5.875%, 12/1/11 (144A)               $   236,175
  240,000    CCC+/Caa1       Warner Chilcott Corp., 8.75%, 2/1/15 (144A)                 233,400
                                                                                     -----------
                                                                                     $   469,575
                                                                                     -----------
                             Total Pharmaceuticals & Biotechnology                   $   469,575
                                                                                     -----------
                             Banks - 1.2%
                             Diversified Banks - 1.2%
  185,000    B/Ba1           ATF Bank JSC, 9.25%, 4/12/12 (144A)                     $   189,624
  200,000    B+/Baa2         Halyk Savings Bank Kazaktn, 8.125%, 10/7/09 (144A)          210,000
   15,000    BBB+/A1         Skandinaviska Enskilda Bank, 8.125%, 9/6/49 (144A)           15,668
  235,000    NR/Baa2         Turanalem Finance BV, 8.5%, 2/10/15 (144A)                  242,050
                                                                                     -----------
                             Total Banks                                             $   657,342
                                                                                     -----------
                             Diversified Financials - 3.2%
                             Consumer Finance - 0.6%
   35,000    BB+/Baa2        Ford Motor Credit Co., 5.8%, 1/12/09                    $    33,225
  320,000    A/A2            SLM Corp., Floating Rate Note, 7/25/14                      317,002
                                                                                     -----------
                                                                                     $   350,227
                                                                                     -----------
                             Investment Banking & Brokerage - 1.3%
  325,000    B+/B1           E*Trade Financial Corp., 8.0%, 6/15/11                  $   342,063
  375,000    B/B3            Refco Finance Holdings, 9.0%, 8/1/12                        397,500
                                                                                     -----------
                                                                                     $   739,563
                                                                                     -----------
                             Diversified Financial Services - 1.2%
  260,000    B/B3            Dollar Financial Group, 9.75%, 11/15/11                 $   268,124
  425,000    BBB-/Baa3       Glencore Funding LLC, 6.0%, 4/15/14 (144A)                  407,531
                                                                                     -----------
                                                                                     $   675,655
                                                                                     -----------
                             Specialized Finance - 0.1%
   55,000    B-/Caa1         K&F Acquisition, Inc., 7.75%, 11/15/14                  $    56,238
                                                                                     -----------
                             Total Diversified Financials                            $ 1,821,683
                                                                                     -----------
                             Insurance - 3.8%
                             Life & Health Insurance - 1.2%
  365,000    B-/B2           Presidential Life Corp., 7.875%, 2/15/09                $   372,300
  300,000    BB+/Ba1         Provident Co., Inc., 7.0%, 7/15/18                          302,696
                                                                                     -----------
                                                                                     $   674,996
                                                                                     -----------
                             Multi-Line Insurance - 0.4%
  210,000    BB/Ba1          Allmerica Financial Corp., 7.625%, 10/15/25             $   230,869
                                                                                     -----------

10 The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal   S&P/Moody's
     Amount   Ratings
    USD ($)   (unaudited)                                                                          Value
                              Property & Casualty Insurance - 1.2%
  285,000     BBB-/NR         Kingsway America, Inc., 7.5%, 2/1/14                           $   302,521
  350,000     BB/Baa3         Ohio Casualty Corp., 7.3%, 6/15/14                                 384,928
                                                                                             -----------
                                                                                             $   687,449
                                                                                             -----------
                              Reinsurance - 1.0%
  200,000     BBB-/Baa3       Odyssey Re Holdings, 7.65%, 11/1/13                            $   215,906
  365,000     BBB/Baa2        Platinum Underwriters Financial, 7.5%, 6/1/17 (144A)               370,112
                                                                                             -----------
                                                                                             $   586,018
                                                                                             -----------
                              Total Insurance                                                $ 2,179,332
                                                                                             -----------
                              Real Estate - 2.4%
                              Real Estate Management & Development - 0.4%
  185,000     BB-/Ba3         Forest City Enterprises, 7.625%, 6/1/15                        $   197,950
                                                                                             -----------
                              Real Estate Investment Trusts - 2.0%
  120,000     B+/B3           BF Saul Real Estate Investment Trust, 7.5%, 3/1/14             $   124,200
  155,000     B+/B1           Crescent Real Estate, 9.25%, 4/15/09                               165,074
  374,000     B+/Ba3          Host Marriot LP, 6.375%, 3/15/15 (144A)                            370,260
  300,000     B+/B1           Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)                    306,750
  180,000     BB/Ba3          Ventas Realty LP/Cap Corp., 7.125%, 6/1/15 (144A)                  187,200
                                                                                             -----------
                                                                                             $ 1,153,484
                                                                                             -----------
                              Total Real Estate                                              $ 1,351,434
                                                                                             -----------
                              Software & Services - 0.7%
                              Application Software - 0.2%
  100,000     B-/B3           Riverdeep Group, Ltd., 9.25%, 4/15/11 (144A)                   $   130,983
                                                                                             -----------
                              Internet Software & Services - 0.5%
  250,000     BB/Ba2          Hanarotelecom, Inc., 7.0%, 2/1/12 (144A)                       $   248,120
                                                                                             -----------
                              Total Software & Services                                      $   379,103
                                                                                             -----------
                              Technology, Hardware & Equipment - 0.7%
                              Communications Equipment - 0.1%
   50,000     BBB-/Ba2        Corning, Inc., 5.9%, 3/15/14                                   $    51,383
                                                                                             -----------
                              Electronic Manufacturing Services - 0.2%
  125,000     B/B1            Sanmina-Sci Corp., 6.75%, 3/1/13 (144A)                        $   119,375
                                                                                             -----------
                              Technology Distributors - 0.4%
  256,000     BB+/Ba1         Anixter International Corp., 5.95%, 3/1/15                     $   253,683
                                                                                             -----------
                              Total Technology, Hardware & Equipment                         $   424,441
                                                                                             -----------
                              Telecommunication Services - 3.5%
                              Integrated Telecommunication Services - 0.9%
  325,000     B+/B2           GCI, Inc., 7.25%, 2/15/14                                      $   312,000
  315,000     B/B3            Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15 (144A)          210,263
                                                                                             -----------
                                                                                             $   522,263
                                                                                             -----------

  The accompanying notes are an integral part of these financial statements.  11

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal   S&P/Moody's
     Amount   Ratings
    USD ($)   (unaudited)                                                                     Value
                              Wireless Telecommunication Services - 2.6%
  150,000     CCC+/Caa1       Alamosa Delaware, 8.5%, 1/31/12                           $   157,312
  200,000     B-/B2           Inmarsat Finance Plc., 7.625%, 6/3/12                         211,000
  115,000     BB-/Ba3         Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)           119,313
  240,000     BB/Ba3          Rogers Cantel, Inc., 10.5%, 6/1/06                            206,431
  200,000     BB/Ba3          Rogers Wireless, Inc., 7.625%, 12/15/11                       175,267
  285,000     NR/Baa3         Tele Norte Leste Participacoes, 8.0%, 12/18/13                293,550
  275,000     CCC/Caa1        Ubiquitel Operating Co., 9.875%, 3/1/11                       301,813
                                                                                        -----------
                                                                                        $ 1,464,686
                                                                                        -----------
                              Total Telecommunication Services                          $ 1,986,949
                                                                                        -----------
                              Utilities - 2.2%
                              Electric Utilities - 1.6%
  350,000     NR/NR           Juniper Generation, 6.79%, 12/31/14 (144A)                $   348,397
  250,000     BBB-/Baa3       Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)              255,265
  250,000     BB-/Ba3         MSW Energy Holdings, 7.375%, 9/1/10                           256,250
   85,000     B+/B1           Tenaska Alabama II Part, 7.0%, 6/30/21 (144A)                  86,063
                                                                                        -----------
                                                                                        $   945,975
                                                                                        -----------
                              Multi-Utilities - 0.5%
  290,000     B+/B1           Reliant Energy, Inc., 6.75%, 12/15/14                     $   283,475
                                                                                        -----------
                              Total Utilities                                           $ 1,229,450
                                                                                        -----------
                              TOTAL CORPORATE BONDS
                              (Cost $28,837,481)                                        $29,548,508
                                                                                        -----------
                              U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.5%
  894,128     AAA/Aaa         Federal Home Loan Mortgage Corp., 4.5%, 4/1/20            $   890,741
   47,185     AAA/Aaa         Federal Home Loan Mortgage Corp., 5.0%, 5/1/34                 47,244
  149,893     AAA/Aaa         Federal Home Loan Mortgage Corp., 5.0%, 6/1/35                150,084
   63,854     AAA/Aaa         Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                65,575
  188,546     AAA/Aaa         Federal Home Loan Mortgage Corp., 5.5%, 11/1/34               191,304
  682,247     AAA/Aaa         Federal Home Loan Mortgage Corp., 5.5%, 11/1/34               692,648
  385,752     AAA/Aaa         Federal Home Loan Mortgage Corp., 5.5%, 1/1/35                391,394
  307,767     AAA/Aaa         Federal Home Loan Mortgage Corp., 6.0%, 6/1/17                318,245
   17,424     AAA/Aaa         Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                 17,884
   12,601     AAA/Aaa         Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                 12,934
   77,881     AAA/Aaa         Federal Home Loan Mortgage Corp., 6.0%, 11/1/33                79,911
  233,597     AAA/Aaa         Federal Home Loan Mortgage Corp., 6.0% 11/1/33                239,686
  308,897     AAA/Aaa         Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                316,944
  822,349     AAA/Aaa         Federal Home Loan Mortgage Corp., 6.0%, 8/1/34                843,773
  159,251     AAA/Aaa         Federal National Mortgage Association, 4.5%, 3/1/35           155,830
  320,000     AAA/Aaa         Federal National Mortgage Association, 4.5%, 7/1/20           318,500
  195,138     AAA/Aaa         Federal National Mortgage Association, 5.0%, 2/1/20           197,447
   55,834     AAA/Aaa         Federal National Mortgage Association, 5.5%, 3/1/18            57,349
  103,548     AAA/Aaa         Federal National Mortgage Association, 5.5%, 12/1/18          106,360
  112,847     AAA/Aaa         Federal National Mortgage Association, 5.5%, 4/1/19           115,921
  196,646     AAA/Aaa         Federal National Mortgage Association, 5.5%, 5/1/34           199,451
  104,457     AAA/Aaa         Federal National Mortgage Association, 6.0%, 7/1/17           108,039
    9,825     AAA/Aaa         Federal National Mortgage Association, 6.0% 12/1/31            10,086
   12,002     AAA/Aaa         Federal National Mortgage Association, 6.0% 2/1/32             12,320
    9,625     AAA/Aaa         Federal National Mortgage Association, 6.0% 11/1/32             9,874
  403,084     AAA/Aaa         Federal National Mortgage Association, 6.0%, 11/1/33          413,405

12  The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal   S&P/Moody's
     Amount   Ratings
    USD ($)   (unaudited)                                                                         Value
                              U.S. Government and Agency Obligations - (Cont.)
  117,833     AAA/Aaa         Federal National Mortgage Association, 6.0%, 12/1/33          $   120,850
  147,085     AAA/Aaa         Federal National Mortgage Association, 6.0%, 12/1/33              150,851
  142,818     AAA/Aaa         Federal National Mortgage Association, 6.0%, 1/1/34               146,470
  800,000     AAA/Aaa         Federal National Mortgage Association, 6.375%, 8/15/07            615,845
    2,081     AAA/Aaa         Federal National Mortgage Association, 6.5% 7/1/31                  2,160
    4,914     AAA/Aaa         Federal National Mortgage Association, 6.5%, 10/1/31                5,097
   10,477     AAA/Aaa         Federal National Mortgage Association, 6.5% 2/1/32                 10,867
    1,411     AAA/Aaa         Federal National Mortgage Association, 7.0%, 9/1/29                 1,489
      457     AAA/Aaa         Federal National Mortgage Association, 7.5%, 6/1/30                   488
  244,741     AAA/Aaa         Government National Mortgage Association, 4.5%, 9/15/33           242,147
  187,370     AAA/Aaa         Government National Mortgage Association, 4.5%, 5/15/34           185,326
  199,454     AAA/Aaa         Government National Mortgage Association, 4.5%, 4/15/35           197,276
  498,693     AAA/Aaa         Government National Mortgage Association, 4.5%, 4/15/35           493,249
  498,362     AAA/Aaa         Government National Mortgage Association, 4.5%, 4/15/35           492,921
  241,682     AAA/Aaa         Government National Mortgage Association, 5.0%, 12/15/34          243,849
  249,367     AAA/Aaa         Government National Mortgage Association, 5.0%, 4/15/35           251,606
  249,709     AAA/Aaa         Government National Mortgage Association, 5.0%, 4/15/35           251,951
  440,902     AAA/Aaa         Government National Mortgage Association, 5.5%, 10/15/19          455,343
  260,384     AAA/Aaa         Government National Mortgage Association, 5.5%, 1/15/34           266,170
  500,050     AAA/Aaa         Government National Mortgage Association, 5.5%, 4/15/34           511,163
  166,815     AAA/Aaa         Government National Mortgage Association, 5.5%, 4/20/34           170,157
   63,958     AAA/Aaa         Government National Mortgage Association, 5.5%, 7/15/34            65,379
  480,894     AAA/Aaa         Government National Mortgage Association, 5.5%, 10/15/34          491,582
  400,000     AAA/Aaa         Government National Mortgage Association, 5.5%, 6/15/35           408,883
  568,666     AAA/Aaa         Government National Mortgage Association, 6.0%, 8/15/16           590,562
   34,615     AAA/Aaa         Government National Mortgage Association, 6.0%, 5/15/17            35,949
   31,580     AAA/Aaa         Government National Mortgage Association, 6.0%, 6/15/17            32,796
  249,890     AAA/Aaa         Government National Mortgage Association, 6.0%, 6/15/17           259,516
  295,877     AAA/Aaa         Government National Mortgage Association, 6.0%, 2/15/18           307,270
  193,775     AAA/Aaa         Government National Mortgage Association, 6.0%, 8/15/19           201,241
   38,515     AAA/Aaa         Government National Mortgage Association, 6.0%, 2/15/33            39,758
   16,507     AAA/Aaa         Government National Mortgage Association, 6.0%, 3/15/33            17,039
   58,894     AAA/Aaa         Government National Mortgage Association, 6.0%, 3/15/33            60,817
   69,127     AAA/Aaa         Government National Mortgage Association, 6.0% 3/15/33             71,358
   76,450     AAA/Aaa         Government National Mortgage Association, 6.0%, 6/15/33            78,917
   61,303     AAA/Aaa         Government National Mortgage Association, 6.0%, 6/15/33            63,281
   92,050     AAA/Aaa         Government National Mortgage Association, 6.0%, 7/15/33            95,020
   53,582     AAA/Aaa         Government National Mortgage Association, 6.0%, 7/15/33            55,311
   42,512     AAA/Aaa         Government National Mortgage Association, 6.0%, 9/15/33            43,883
  119,728     AAA/Aaa         Government National Mortgage Association, 6.0%, 9/15/33           123,591
   85,841     AAA/Aaa         Government National Mortgage Association, 6.0%, 10/15/33           88,611
  325,960     AAA/Aaa         Government National Mortgage Association, 6.0%, 11/20/33          335,765
  423,137     AAA/Aaa         Government National Mortgage Association, 6.0%, 10/15/34          436,750
   38,212     AAA/Aaa         Government National Mortgage Association, 6.5% 3/15/29             39,973
   10,934     AAA/Aaa         Government National Mortgage Association, 6.5%, 1/15/30            11,436
    2,095     AAA/Aaa         Government National Mortgage Association, 6.5%, 6/15/31             2,191
   27,167     AAA/Aaa         Government National Mortgage Association, 6.5%, 2/15/32            28,404
   31,407     AAA/Aaa         Government National Mortgage Association, 6.5% 3/15/32             32,836
   38,469     AAA/Aaa         Government National Mortgage Association, 6.5%, 11/15/32           40,223
   35,320     AAA/Aaa         Government National Mortgage Association, 6.5%, 1/15/33            36,917
   55,943     AAA/Aaa         Government National Mortgage Association, 6.5%, 5/15/33            58,472

  The accompanying notes are an integral part of these financial statements.  13

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

           Principal   S&P/Moody's
              Amount   Ratings
             USD ($)   (unaudited)                                                                                   Value
                                       U.S. Government and Agency Obligations - (Cont.)
             120,688   AAA/Aaa         Government National Mortgage Association, 6.5%, 1/15/34                 $   126,142
               1,988   AAA/Aaa         Government National Mortgage Association, 7.0%, 3/15/31                       2,105
               4,109   AAA/Aaa         Government National Mortgage Association, 7.0%, 3/15/31                       4,353
              24,892   AAA/Aaa         Government National Mortgage Association, 7.5% 5/15/23                       26,484
             159,735   AAA/Aaa         Government National Mortgage Association II, 5.5%, 3/20/34                  162,935
             290,000   AAA/Aaa         U.S. Treasury Bonds, 5.25%, 11/15/28                                        331,223
             255,000   AAA/Aaa         U.S. Treasury Bonds, 5.25%, 2/15/29                                         291,646
             150,000   AAA/Aaa         U.S. Treasury Bonds, 5.375%, 2/15/31                                        177,000
             400,000   AAA/Aaa         U.S. Treasury Notes, 4.0%, 2/15/15                                          401,423
             275,000   AAA/Aaa         U.S. Treasury Notes, 4.25%, 11/15/14                                        281,456
             815,000   AAA/Aaa         U.S. Treasury Strip, 0.0%, 2/15/11                                          660,637
                                                                                                               -----------
                                       Total Government                                                        $17,397,359
                                                                                                               -----------
                                       TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                                       (Cost $17,186,671)                                                      $17,397,359
                                                                                                               -----------
                                       FOREIGN GOVERNMENT BONDS - 9.3%
ITL      530,000,000   B+/B1           Banco Nac De Desen Econo, 8.0% 4/28/10                                  $   359,550
CAD           27,000   AAA/Aaa         Canadian Government, 4.25%, 9/1/08                                           22,796
CAD          659,000   AAA/Aaa         Canadian Government 4.25%, 9/1/09                                           559,347
CAD          315,000   AAA/Aaa         Canadian Government, 5.25%, 6/1/12                                          282,134
EUR          343,000   AAA/Aaa         Government of France, 3.0%, 7/25/09                                         505,983
SEK        1,665,000   TSY/Aaa         Government of Sweden, 5.25%, 3/15/11                                        243,898
NOK        1,500,000   AAA/Aaa         Norwegian Government, 5.5%, 5/15/09                                         252,169
NOK        1,320,000   TSY/Aaa         Norwegian Government, 6.0%, 5/16/11                                         232,852
NOK        3,410,000   TSY/Aaa         Norwegian Government, 6.75%, 1/15/07                                        555,651
AUD          532,000   AA/Aa2          Ontario Province, 5.5%, 4/23/13                                             401,823
AUD          207,000   NR/Aaa          Queensland Treasury, 6.0%, 8/14/13                                          164,885
474,815                BB+/Ba2         Republic of Columbia, 9.75%, 4/9/11                                         542,239
250,000                BB/Ba1          Republic of Panama, 7.25%, 3/15/15                                          271,750
SEK        2,955,000   TSY/Aaa         Swedish Government, 5.5%, 10/8/12                                           447,012
SEK        2,150,000   TSY/Aaa         Swedish Government, 8.0%, 8/15/07                                           310,182
DEM          180,000   BBB-/Baa3       United Mexican States, 8.25%, 2/24/09                                       130,636
                                                                                                               -----------
                                       TOTAL FOREIGN GOVERNMENT BONDS
                                       (Cost $4,652,043)                                                       $ 5,282,907
                                                                                                               -----------
                                       MUNICIPAL BONDS - 1.0%
                                       Government - 1.0%
                                       Muni Airport - 0.5%
             175,000   B/Caa2          New Jersey Economic Development Authority Special Facility Revenue,
                                       7.0%, 11/15/30                                                          $   162,323
              50,000   B/Caa2          New Jersey Economic Development Authority, 6.25%, 9/15/29                    43,462
             100,000   NR/NR           Wayne Charter County SPL, 6.75%, 12/1/15                                     89,748
                                                                                                               -----------
                                                                                                               $   295,533
                                                                                                               -----------

14  The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Principal   S&P/Moody's
        Amount   Ratings
       USD ($)   (unaudited)                                                                          Value
                                 Muni Tobacco - 0.5%
     90,000      BBB/Baa3        Golden State Tobacco Securitization, 6.75%, 6/1/39           $   101,287
     60,000      BBB/Baa3        Tobacco Settlement Financing Corp., 7.0%, 6/1/41                  68,545
    105,000      BBB/Baa3        Tobacco Settlement Authority Washington, 6.625%, 6/1/32          114,144
                                                                                              -----------
                                                                                              $   283,976
                                                                                              -----------
                                 Total Government                                             $   579,509
                                                                                              -----------
                                 TOTAL MUNICIPAL BONDS
                                 (Cost $481,486)                                              $   579,509
                                                                                              -----------
      Shares                     TEMPORARY CASH INVESTMENT - 1.7%
                                 Security Lending Collateral - 1.7%                           $   949,383
                                                                                              -----------
    949,383                      Security Lending Investment Fund, 3.29%
                                 TOTAL TEMPORARY CASH INVESTMENT
                                 (Cost $949,383)                                              $   949,383
                                                                                              -----------
                                 TOTAL INVESTMENTS IN SECURITIES - 97.7%
                                 (Cost $54,100,632)                                           $55,773,617
                                                                                              -----------
                                 OTHER ASSETS AND LIABILITIES - 2.3%                          $ 1,316,689
                                                                                              -----------
                                 TOTAL NET ASSETS - 100.%                                     $57,090,306
                                                                                              ===========

(A.D.R.) American Depositary Receipt
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005 the value of these securities amounted to $13,562,566 or 23.8% of net assets.
N/R      Not rated by either S&P or Moody's
TSY      Treasury Security
(a)      At June 30, 2005 the following securities were out on loan:

   Principal
      Amount   Security                                       Market Value
    33,250     AMR Corp., 9.0%, 8/1/12                          $ 26,101
   437,000     Delphi Corp., 6.55%, 6/15/06                      424,983
   161,500     Duane Reade, Inc., 9.75%, 8/1/11                  130,815
   142,500     Northwest Airlines, Inc., 9.875%, 3/15/07          71,250
   261,250     United Rentals, Inc., 7.75%, 11/15/13             256,678
                                                                --------
               Total                                            $909,827
                                                                ========

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
NOTE: Principal amounts are denominated in U.S. dollars unless otherwise noted.
DEM   Deutsche Marks.
EURO  Euro dollar.
SEK   Swedish Krona.
NOK   Norwegian Kroner.
ITL   Italian Lira.
CAD   Canadian Dollar.
AUD   Australian Dollar.

  The accompanying notes are an integral part of these financial statements.  15

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            Six Months                         5/1/03
                                                                          Ended 6/30/05       Year Ended         to
Class II (a)                                                               (unaudited)         12/31/04       12/31/03
 Net asset value, beginning of period                                        $  11.26          $  11.01       $  10.41
                                                                             --------          --------       --------
 Increase from investment operations:
  Net investment income                                                      $   0.27          $   0.55       $   0.41
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                               (0.10)             0.49           0.62
                                                                             --------          --------       --------
     Net increase from investment operations                                 $   0.17          $   1.04       $   1.03
 Distributions to shareholders:
  Net investment income                                                         (0.30)            (0.63)         (0.43)
  Net realized gain                                                             (0.16)              --              --
  Tax return of capital                                                            --             (0.16)            --
                                                                             --------          --------       --------
  Net increase (decrease) in net asset value                                 $  (0.29)         $   0.25       $   0.60
                                                                             --------          --------       --------
  Net asset value, end of period                                             $  10.97          $  11.26       $  11.01
                                                                             ========          ========       ========
 Total return*                                                                   1.54%             9.95%         10.90%
 Ratio of net expenses to average net assets+                                    1.14%**           1.29%          1.49%**
 Ratio of net investment income to average net assets+                           5.31%**           5.49%          5.08%**
 Portfolio turnover rate                                                           46%**             53%            68%
 Net assets, end of period (in thousands)                                    $ 35,102          $ 25,027       $   3,663
 Ratios with no waiver of management fees and assumption of expenses by
  PIM and no reduction for fees paid indirectly:
     Net expenses                                                                1.14%**           1.29%          1.49%**
     Net investment income                                                       5.31%**           5.49%          5.08%**

(a) Class 2 shares were first publicly offered on May 1, 2003.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges.
    Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.

16  The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $909,827)
 (Cost $54,100,632)                                                               $55,773,617
 Cash                                                                                 989,821
 Foreign currencies, at value                                                       1,194,032
 Receivables --
  Investment securities sold                                                          162,149
  Fund shares sold                                                                     86,531
  Dividends, interest and foreign taxes withheld                                      779,088
  Forward foreign currency settlement contracts, net                                    2,601
  Forward foreign currency portfolio hedge contracts, net                              29,205
 Other                                                                                    488
                                                                                  -----------
   Total assets                                                                   $59,017,532
                                                                                  -----------
LIABILITIES:
 Payables --
  Investment securities purchased                                                 $   926,421
  Dividends                                                                             2,900
  Upon return for securities loaned                                                   949,383
 Due to affiliates                                                                      1,830
 Accrued expenses                                                                      46,692
                                                                                  -----------
   Total liabilities                                                              $ 1,927,226
                                                                                  -----------
NET ASSETS:
 Paid-in capital                                                                  $54,480,483
 Undistributed net investment income                                                  265,575
 Accumulated net realized gain                                                        682,845
 Net unrealized gain (loss) on:
 Investments                                                                        1,672,985
 Forward foreign currency contracts and other assets and
  liabilities denominated in foreign currencies                                       (11,582)
                                                                                  -----------
   Total net assets                                                               $57,090,306
                                                                                  -----------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                      $21,988,129
 Shares outstanding                                                                 2,004,720
                                                                                  -----------
  Net asset value per share                                                       $     10.97
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                      $35,102,177
 Shares outstanding                                                                 3,200,225
                                                                                  -----------
  Net asset value per share                                                       $     10.97


  The accompanying notes are an integral part of these financial statements.  17

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                             6/30/05
INVESTMENT INCOME:
 Interest (net of foreign taxes withheld of $851)         $  1,651,584
 Income on securities loaned, net                                4,693
                                                          ------------
  Total investment income                                 $  1,656,277
                                                          ------------
EXPENSES:
 Management fees                                          $    166,734
 Transfer agent fees and expenses                                1,488
 Distribution fees (Class II)                                   37,914
 Administrative reimbursements                                   9,326
 Custodian fees                                                 10,829
 Professional fees                                              24,818
 Printing expense                                               11,403
 Fees and expenses of nonaffiliated trustees                       417
 Miscellaneous                                                   3,213
                                                          ------------
  Total expenses                                          $    266,142
                                                          ------------
  Net expenses                                            $    266,142
                                                          ------------
    Net investment income                                 $  1,390,135
                                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain from:
 Investments                                              $    584,915
 Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies             99,257
                                                          ------------
                                                          $    684,172
                                                          ------------
 Change in net unrealized gain or loss from:
  Investments                                             $ (1,256,663)
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies            55,806
                                                          ------------
                                                          $ (1,200,857)
                                                          ------------
 Net gain (loss) on investments, futures contracts
  and foreign currency transactions                       $   (516,685)
                                                          ------------
 Net increase (decrease) in net assets resulting
  from operations                                         $    873,450
                                                          ============

18  The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                 Ended              Year
                                                                6/30/05             Ended
                                                              (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income (loss)                                 $  1,390,135       $  1,817,102
Net realized gain (loss) on investments                           684,172          1,081,207
Change in net unrealized gain or loss on investments and
 foreign currency transactions                                 (1,200,857)           767,697
                                                             ------------       ------------
  Net increase (decrease) in net assets
    resulting from operations                                $    873,450       $  3,666,006
                                                             ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                     $   (601,687)      $ (1,210,066)
 Class II                                                        (834,415)          (733,628)
Net realized gain
 Class I                                                         (308,226)          (294,736)
 Class II                                                        (487,951)          (171,204)
                                                             ------------       ------------
  Total distributions to shareowners                         $ (2,232,279)      $ (2,409,634)
                                                             ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $ 12,178,985       $ 25,764,732
Reinvestment of distributions                                   2,207,841          2,367,418
Cost of shares repurchased                                     (1,778,583)        (6,523,479)
                                                             ------------       ------------
 Net increase (decrease) in net assets
  resulting from Fund share transactions                     $ 12,608,243       $ 21,608,671
                                                             ------------       ------------
 Net increase (decrease) in net assets                       $ 11,249,414       $ 22,865,043
NET ASSETS:
Beginning of period                                          $ 45,840,892       $ 22,975,849
                                                             ------------       ------------
End of period                                                $ 57,090,306       $ 45,840,892
                                                             ------------       ------------
Undistributed net investment income (loss),
 end of period                                               $    265,574       $    311,542
                                                             ============       ============

  The accompanying notes are an integral part of these financial statements.  19

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Strategic Income VCT Portfolio (The Portfolio) is a portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-eight separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

The portfolio commenced operations on May 1, 2003. Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Strategic Income Portfolio is to produce a high level of current income.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the Portfolios are computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Portfolio's shares is based on the last sale price on the principal exchange where they traded. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange.

   At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Discounts and premiums on fixed income securities are accreted and amortized, respectively, on a yield-to-maturity basis and are included in interest income. Dividend and interest income from foreign securities are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/ amortized for financial reporting purposes.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Foreign Currency Translation

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

D. Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2004, no such taxes were paid.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

   The tax character of the current year distributions paid will be determined at the end of the fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004 and the distributions paid during the year ended December 31, 2004 on a tax basis.

--------------------------------------------------------------------------------

                                                                       2004
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                    $2,196,847
 Long-Term gain capital                                                212,787
                                                                    ----------
                                                                    $2,409,634
 Return of Capital                                                          --
                                                                    ----------
  Total distributions                                               $2,409,634
                                                                    ==========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                      $  218,814
 Undistributed long-term gain/(capital loss carryforward)              773,272
 Unrealized appreciation (depreciation)                              2,976,566
                                                                    ----------
  Total                                                             $3,968,652
                                                                    ==========
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and the mark to market of foreign currency contracts.

E. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. The Portfolio declares as daily dividends substantially all of its respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

The portion of the Portfolios' expenses attributable to Class II will be reduced only to the extent such expenses are reduced for Class I shares (or Class II shares).

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $1,083 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

(PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $509 in transfer agent fees payable to PIMSS at June 30, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $238 payable to PFD at June 30, 2005.


5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------------------------
                                                                                         Net
                                                      Gross            Gross        Appreciation/
                                   Tax Cost       Appreciation     Depreciation     (Depreciation)
--------------------------------------------------------------------------------------------------
 Strategic Income Portfolio      $53,963,177       $2,005,875       $ (195,435)       $1,810,440
                                 ===========       ==========       ==========        ==========
--------------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $13,745,048 and $8,655,996, respectively. The cost of purchases and the proceeds from sales of U.S. Government obligations were $8,874,563 and $2,644,466, respectively.

7. Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2005 and the fiscal year ended December 31, 2004:

---------------------------------------------------------------------------------------------
Strategic Income Portfolio         '05 Shares     '05 Amount     '04 Shares      '04 Amount
--------------------------------- ------------ --------------- -------------  ---------------
  CLASS I:
  Shares sold                        179,239       1,986,324       453,590        4,955,590
  Reinvestment of distributions       80,230         885,497       134,927        1,462,624
  Shares repurchased                (103,176)     (1,150,506)     (494,192)      (5,414,640)
                                    -------------------------------------------------------
   Net increase                      156,293    $  1,721,315        94,325     $  1,003,574
                                    =======================================================
  CLASS II:
  Shares sold                        914,308    $ 10,192,661     1,907,997     $ 20,809,730
  Reinvestment of distributions      119,896       1,322,344        83,281          904,794
  Shares repurchased                 (56,555)       (628,077)     (101,494)      (1,108,839)
                                    -------------------------------------------------------
   Net increase                      977,649    $ 10,886,928     1,889,784     $ 20,605,685
                                    =======================================================
---------------------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

8. Forward Foreign Currency Contracts

During the six months ended June 30, 2005, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract.

Outstanding forward portfolio hedge contracts were as follows:

-----------------------------------------------------------------------------------------------------------
                                                                                                    Net
                                    Contracts to    In Exchange   Settlement                    Unrealized
 Portfolio                             Deliver          For          Date           Value       Gain (Loss)
-----------------------------------------------------------------------------------------------------------
 Strategic Income Portfolio AUD      (831,000)      $  641,532     9/22/05      $   (628,626)    $ 12,906
 Strategic Income Portfolio EURO   (1,300,000)      $1,572,025      8/1/05      $ (1,574,968)    $ (2,943)
 Strategic Income Portfolio EURO   (1,400,000)      $1,713,712      7/5/05      $ (1,694,470)    $ 19,242
-----------------------------------------------------------------------------------------------------------

Outstanding forward currency settlement contracts were as follows:

--------------------------------------------------------------------------------------------
                                                                                     Net
                                    Gross       Settlement          Gross         Receivable
                                 Receivable        Date            Payable        (Payable)
--------------------------------------------------------------------------------------------
 Strategic Income Portfolio     $1,573,001     7/1/05           $ (1,570,400)       $2,601
--------------------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose,
(ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                  (continued)
--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and two relevant indices, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004 and the first quintile for the three years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) Further, the Trustees also considered that the yield to Fund Class 1 shareholders significantly exceeded the yield of the Lehman Aggregate Bond Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (before and after giving effect to any expense limitation) for the 12 months ended June 30, 2004 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio (before giving effect to any expense limitation), although higher, was reasonable compared to that of most comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels,

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Offering Legend
Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17871-00-0805
                                                   [Logo]Pioneer Investements(R)


                        PIONEER VARIABLE CONTRACTS TRUST

                 Pioneer Value VCT Portfolio -- Class II Shares










                                                               SEMIANNUAL REPORT

                                                                   June 30, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


T a b l e   o f   C o n t e n t s
--------------------------------------------------------------------------------


Pioneer Value VCT Portfolio
  Portfolio and Performance Update                       2
  Comparing Ongoing Portfolio Expenses                   3
  Portfolio Management Discussion                        4
  Schedule of Investments                                5
  Financial Statements                                   8
  Notes to Financial Statements                         12
  Factors Considered by the Independent Trustees in
    Approving the Management Contract                   16

Please consider a Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------


Portfolio Diversification
(As a percentage of total investment portfolio)
U.S Common Stocks                                96.8%
International Common Stocks                       0.4%
Depositary Receipts for International Stocks      2.8%


Sector Distribution
(As a percentage of equity holdings)
Financials                                       27.4%
Utilities                                         1.2%
Materials                                         5.2%
Consumer Staples                                  5.3%
Telecommnication Services                         5.7%
Information Technology                            8.6%
Industrials                                       9.5%
Health Care                                       9.8%
Consumer Discretionary                           12.0%
Energy                                           15.3%

Five Largest Holdings
(As a percentage of equity holdings)

1.   Citigroup, Inc.                4.66%
2.   Bank of America Corp.          3.98
3.   ConocoPhillips                 3.06
4.   General Electric Co.           2.50
5.   Merrill Lynch & Co., Inc.      2.28

The Portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------
Prices and Distributions

                              6/30/05     12/31/04
Net Asset Value per Share     $13.30       $13.40


Distributions per Share                  Short-Term       Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains    Capital Gains
                           $0.0119       $0.0073          $0.0828

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Value VCT Portfolio at net asset value, compared to that of the Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

      Pioneer Value VCT Portfolio~Russell 1000 Value Index"
5/03            10000            10000
6/03            10193            10125
6/04            12002            12265
6/05            12960            13989



The Russell 1000 Value Index measures the performance of the value-oriented stocks in the Russell 1000 Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

Net Asset Value
Life-of-Class       14.53%
(5/1/03)
1 Year               7.98

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charge. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

 (1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

 (2) transaction costs, including sales charges (loads) on purchase payments.

 This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.


 Using the Tables

 Actual Expenses

 The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

 1. Divide your account value by $1,000
    Example: an $8,600 account value - $1,000 = 8.6

 2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Expenses Paid on a $1,000 Investment in Pioneer Value VCT Portfolio

 Based on actual returns from January 1, 2005 through June 30, 2005.



Share Class                                              II
--------------------------------------------------------------
       Beginning Account Value on 1/1/05             $1,000.00
       Ending Account Value on 6/30/05               $1,000.10
       Expenses Paid During Period*                  $    7.44

* Expenses are equal to the Portfolio's annualized expense ratio of 1.50% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Value VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005.



Share Class                                              II
--------------------------------------------------------------
       Beginning Account Value on 1/1/05             $1,000.00
       Ending Account Value on 6/30/05               $1,017.36
       Expenses Paid During Period*                  $    7.50

* Expenses are equal to the Portfolio's annualized expense ratio of 1.50% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Portfolio Manager J. Rodman Wright describes the economic background and investment strategies that affected results for Pioneer Value VCT Portfolio through the first half of 2005.

Q. What was the investment background like and how did the Portfolio perform during the period?
A. Stocks rose and fell in a narrow range through the first half of the year, as investors pondered the impact of rising short-term interest rates and wondered how soon and how much high energy prices might affect the U.S. economy. For the six months ended June 30, 2005, the Portfolio returned 0.01% at net asset value. In comparison, the Portfolio's benchmark, the Russell 1000 Value Index returned 1.76% over the same period.

Q. Which sectors or stocks had the greatest impact on results?
A. The Portfolio's healthcare holdings were a significant contributor to the period's return. We were overweight compared to our benchmark among stocks of large pharmaceutical manufacturers; Pfizer, among others, has begun to show improved performance after a period of decline. Generic drug maker
   IVAX rose based on FDA approvals of some new products. Shares of HCA moved higher as the hospital industry made strides to resolve issues, including uncollectable patient bills, which have plagued it.
   We were also overweight in the energy sector, the market's strongest segment during the period. Portfolio holdings Conoco, Occidental Petroleum, Devon Energy and Suncor all rode the wave of soaring oil prices. In telecommunications, Nextel's acquisition by Sprint aided returns. Relative returns also benefited because we did not own weak-performing Verizon. Similarly, in technology, our decision to avoid IBM was rewarded when its shares fell. We enjoyed a series of small gains in the materials sector and avoided disappointing performance by major chemical companies such as Dow and DuPont. Shares of industrial conglomerate Tyco fell back, after a long rebound, when first-quarter earnings lagged expectations.
   Among financial issues, we were underweight commercial banks; bank margins tend to be squeezed when short-term interest rates rise and long-term rates remain low, as has been the case this year. Citigroup, the Portfolio's largest holding, was down slightly. Results were hurt when insurance giant AIG come under intense regulatory scrutiny and because we were underweight in the strong REIT sector. The proposed acquisition of credit card provider Providian by Washington Mutual pushed shares moderately higher.
   Inadequate participation in the utilities sector was another barrier to performance. Utilities prices appear overextended to us, and yields are down sharply in this traditional income sector. Among consumer discretionary companies, failure to own Altria, formerly known as Philip Morris, also penalized results as shares moved up. Media stocks, including Time Warner and Comcast, made up another disappointing sector; investors were focused on specific weaknesses, while giving little weight to broader corporate strengths.

Q. What is your outlook for the months ahead?
A. Although its pace may be moderating, the economy continues to expand. Unemployment and inflation are both low, and favorable long-term interest rates are encouraging construction and holding down corporate borrowing costs. Balance sheets are generally healthy, aided by disciplined cost management at many companies. Reductions in the twin deficits - the federal budget and the nation's trade imbalances - are additional positive signs. Given those circumstances, the equity market does not appear especially expensive. However, some slowing of the expansion is certainly possible, as interest-rate hikes and record prices for gasoline and other fuels begin to move through the economy. And terrorism remains on everyone's mind.
   Signs from the Federal Reserve Board that interest-rate increases are nearing an end or a slackening in world demand for energy would be powerful psychological stimuli for investors. But on balance, we see the environment as favorable and the glass as half full.







Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------




Shares                                                      Value
             COMMON STOCKS - 97.7%
             Energy - 14.9%
             Integrated Oil & Gas - 9.5%
  4,444      Chevron Corp.                           $   248,508
  7,386      ConocoPhillips                              424,621
  4,710      Exxon Mobil Corp.                           270,684
  3,781      Occidental Petroleum Corp.                  290,872
  2,581      Suncor Energy, Inc.                         122,133
                                                     -----------
                                                     $ 1,356,818
                                                     -----------
             Oil & Gas Drilling - 2.0%
  2,690      ENSCO International, Inc.               $    96,167
  1,452      Nabors Industries, Inc.*                     88,020
  1,855      Transocean Offshore, Inc.*                  100,114
                                                     -----------
                                                     $   284,301
                                                     -----------
             Oil & Gas Exploration & Production - 3.4%
  1,407      Anadarko Petroleum Corp.                $   115,585
  2,180      Apache Corp.                                140,828
  4,432      Devon Energy Corp.                          224,614
                                                     -----------
                                                     $   481,027
                                                     -----------
             Total Energy                            $ 2,122,146
                                                     -----------
             Materials - 5.1%
             Diversified Chemical - 0.9%
  2,100      PPG Industries, Inc.                    $   131,796
                                                     -----------
             Diversified Metals & Mining - 1.0%
  3,867      Freeport-McMoRan Copper & Gold, Inc.
             (Class B)                               $   144,780
                                                     -----------
             Forest Products - 1.3%
  2,820      Weyerhaeuser Co.                        $   179,493
                                                     -----------
             Industrial Gases - 1.2%
  3,684      Praxair, Inc.                           $   171,674
                                                     -----------
             Metal & Glass Containers - 0.7%
  2,620      Ball Corp.                              $    94,215
                                                     -----------
             Total Materials                         $   721,958
                                                     -----------
             Capital Goods - 7.9%
             Aerospace & Defense - 2.4%
  2,780      Northrop Grumman Corp.                  $   153,595
  3,800      United Technologies Corp.                   195,130
                                                     -----------
                                                     $   348,725
                                                     -----------
             Construction, Farm Machinery &
             Heavy Trucks - 1.4%
  3,020      Deere & Co.                             $   197,780
                                                     -----------
             Industrial Conglomerates - 4.1%
 10,030      General Electric Co.                    $   347,540
  7,833      Tyco International, Ltd.                    228,724
                                                     -----------
                                                     $   576,264
                                                     -----------
             Total Capital Goods                     $ 1,122,769
                                                     -----------



Shares                                                     Value
             Transportation - 1.4%
             Air Freight & Couriers - 0.7%
  1,489      United Parcel Service                   $   102,979
                                                     -----------
             Airlines - 0.7%
  6,479      Southwest Airlines Co.                  $    90,252
                                                     -----------
             Total Transportation                    $   193,231
                                                     -----------
             Consumer Durables & Apparel - 1.1%
             Photographic Products - 1.1%
  5,590      Eastman Kodak Co.                       $   150,092
                                                     -----------
             Total Consumer Durables & Apparel       $   150,092
                                                     -----------
             Media - 9.0%
             Broadcasting & Cable TV - 4.2%
  9,270      Clear Channel Communications, Inc.      $   286,721
  9,904      Comcast Corp.*                              304,053
                                                     -----------
                                                     $   590,774
                                                     -----------
             Movies & Entertainment - 3.8%
 18,923      Time Warner, Inc.*                      $   316,203
  6,977      Viacom, Inc. (Class B)                      223,404
                                                     -----------
                                                     $   539,607
                                                     -----------
             Publishing - 1.0%
  2,082      Gannett Co.                            $   148,093
                                                     -----------
             Total Media                            $ 1,278,474
                                                     -----------
             Retailing - 1.6%
             Apparel Retail - 1.6%
  6,140      Foot Locker, Inc.                      $   167,131
  3,400      Gap, Inc.                                   67,150
                                                    -----------
                                                    $   234,281
                                                    -----------
             Total Retailing                        $   234,281
                                                    -----------
             Food & Drug Retailing - 1.3%
             Food Retail - 1.3%
  9,843      Kroger Co.*                             $   187,312
                                                     -----------
             Total Food & Drug Retailing             $   187,312
                                                     -----------
             Food, Beverage & Tobacco - 3.6%
             Soft Drinks - 2.2%
  3,385      The Coca-Cola Co.                       $   141,324
  3,033      PepsiCo, Inc.                               163,570
                                                     -----------
                                                     $   304,894
                                                     -----------
             Tobacco - 1.4%
  3,140      Altria Group, Inc.                      $   203,032
                                                     -----------
             Total Food, Beverage & Tobacco          $   507,926
                                                     -----------
             Household & Personal Products - 0.2%
             Household Products - 0.2%
  578        Kimberly-Clark Corp.                    $    36,176
                                                     -----------
             Total Household & Personal
             Products                                $    36,176
                                                     -----------

The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------




Shares                                                      Value
             Health Care Equipment & Services - 4.8%
             Health Care Distributors - 1.6%
  3,860      Cardinal Health, Inc.                   $   222,259
                                                     -----------
             Health Care Equipment - 0.8%
  4,380      Boston Scientific Corp.*                $   118,260
                                                     -----------
             Health Care Facilities - 2.4%
  2,627      HCA, Inc.                               $   148,872
 15,651      Tenet Healthcare Corp.*                     191,568
                                                     -----------
                                                     $   340,440
                                                     -----------
             Total Health Care Equipment &
             Services                                $   680,959
                                                     -----------
             Pharmaceuticals & Biotechnology - 4.8%
             Pharmaceuticals - 4.8%
  5,890      Bristol-Myers Squibb Co.                $   147,132
  6,000      IVAX Corp.*                                 129,000
  4,635      Merck & Co., Inc.                           142,758
  4,976      Pfizer, Inc.                                137,238
  2,810      Wyeth                                       125,045
                                                     -----------
                                                     $   681,173
                                                     -----------
             Total Pharmaceuticals &
             Biotechnology                           $   681,173
                                                     -----------
             Banks - 8.3%
             Diversified Banks - 5.1%
 12,114      Bank of America Corp.                   $   552,520
  3,350      Wachovia Corp.                              166,160
                                                     -----------
                                                     $   718,680
                                                     -----------
             Regional Banks - 1.3%
  4,550      Fifth Third Bancorp                     $   187,506
                                                     -----------
             Thrifts & Mortgage Finance - 1.9%
  4,137      Freddie Mac                             $   269,857
                                                     -----------
             Total Banks                             $ 1,176,043
                                                     -----------
             Diversified Financials - 12.6%
             Asset Management & Custody Banks - 1.5%
  7,343      The Bank of New York Co., Inc.          $   211,332
                                                     -----------
             Consumer Finance - 2.0%
  16,346     Providian Financial Corp.*              $   288,180
                                                     -----------
             Investment Banking & Brokerage - 4.6%
  1,545      Goldman Sachs Group, Inc.               $   157,621
  1,744      Lehman Brothers Holdings, Inc.              173,144
  5,760      Merrill Lynch & Co., Inc.                   316,858
                                                     -----------
                                                     $   647,623
                                                     -----------
             Diversified Financial Services - 4.5%
 13,984      Citigroup, Inc.                         $   646,480
                                                     -----------
             Total Diversified Financials            $ 1,793,615
                                                     -----------


Shares                                                      Value
             Insurance - 5.9%
             Life & Health Insurance - 1.1%
  8,745      UNUM Corp.                              $   160,208
                                                     -----------
             Multi-Line Insurance - 2.2%
  5,358      American International Group, Inc.      $   311,300
                                                     -----------
             Property & Casualty Insurance - 2.6%
  2,739      Allstate Corp.                          $   163,655
     73      Berkshire Hathaway, Inc. (Class B)*         203,196
                                                     -----------
                                                     $   366,851
                                                     -----------
             Total Insurance                         $   838,359
                                                     -----------
             Software & Services - 5.1%
             Data Processing & Outsourced Services - 2.0%
  6,976      First Data Corp.                        $   280,017
                                                     -----------
             Systems Software - 3.1%
 10,770      Microsoft Corp.                         $   267,527
  7,150      Veritas Software Corp.*                     174,460
                                                     -----------
                                                     $   441,987
                                                     -----------
             Total Software & Services               $   722,004
                                                     -----------
             Technology Hardware & Equipment - 2.6%
             Communications Equipment - 1.5%
  4,493      Motorola, Inc.                          $    82,042
  8,308      Nokia Corp. (A.D.R.)                        138,244
                                                     -----------
                                                     $   220,286
                                                     -----------
             Computer Hardware - 1.1%
  6,600      Hewlett-Packard Co.                     $   155,166
                                                     -----------
             Total Technology Hardware &
             Equipment                               $   375,452
                                                     -----------
             Semiconductors - 0.7%
             Semiconductors - 0.7%
  3,575      Intel Corp.                             $    93,165
                                                     -----------
             Total Semiconductors                    $    93,165
                                                     -----------
             Telecommunication Services - 5.6%
             Integrated Telecommunication Services - 2.4%
  2,223      Alltel Corp.                            $   138,448
  7,549      BellSouth Corp.                             200,577
                                                     -----------
                                                     $   339,025
                                                     -----------
             Wireless Telecommunication Services - 3.2%
  8,210      Nextel Communications, Inc.*            $   265,265
  5,215      Vodafone Group Plc (A.D.R.)                 126,829
 25,451      Vodafone Group Plc                           62,319
                                                     -----------
                                                     $   454,413
                                                     -----------
             Total Telecommunication Services        $   793,438
                                                     -----------
             Utilities - 1.2%
             Electric Utilities - 1.2%
  3,250      Exelon Corp.                            $   166,823
                                                     -----------
             Total Utilities                         $   166,823
                                                     -----------

6
   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Shares                                       Value
        TOTAL COMMON STOCKS
        (Cost $13,051,368)            $13,875,396
                                      -----------
        TOTAL INVESTMENT IN SECURITIES - 97.7%
        (Cost $13,051,368)            $13,875,396
                                      -----------
        OTHER ASSETS
        AND LIABILITIES - 2.3%        $   328,975
                                      -----------
        TOTAL NET ASSETS - 100.0%     $14,204,371
                                      -----------

(A.D.R.) American Depositary Receipt
*        Non-Income producing security

The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                                Six Months
                                                                                                  Ended
                                                                                                 6/30/05
Class II                                                                                       (unaudited)
Net asset value, beginning of period                                                           $   13.40
                                                                                               ---------
Increase from investment operations:
  Net investment income                                                                        $    0.02
  Net realized and unrealized gain (loss) on investments and foreign currency transactions         (0.02)
                                                                                              ----------
  Net increase from investment operations                                                      $      --
                                                                                              ----------
Distributions to shareowners:
  Net investment income                                                                        $   (0.01)
  Net realized gain                                                                                (0.09)
                                                                                              ----------
  Net increase (decrease) in net asset value                                                   $   (0.10)
                                                                                              ----------
  Net asset value, end of period                                                               $   13.30
                                                                                              ----------
Total return*                                                                                       0.01%
Ratio of net expenses to average net assets+                                                        1.50%**
Ratio of net investment income to average net assets+                                               0.40%**
Portfolio turnover rate                                                                               36%**
Net assets, end of period (in thousands)                                                       $  14,204
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                                      1.92%**
  Net investment loss                                                                              (0.02)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                                      1.50%**
  Net investment income                                                                             0.40%**


                                                                                                           5/1/03 (a)
                                                                                            Year Ended         to
Class II                                                                                     12/31/04       12/31/03
Net asset value, beginning of period                                                         $ 12.04       $ 10.00
                                                                                             -------       -------
Increase from investment operations:
  Net investment income                                                                      $  0.02       $  0.01
  Net realized and unrealized gain (loss) on investments and foreign currency transactions      1.36          2.03
                                                                                             -------       -------
  Net increase from investment operations                                                    $  1.38       $  2.04
                                                                                             -------       -------
Distributions to shareowners:
  Net investment income                                                                      $ (0.01)      $    --
  Net realized gain                                                                            (0.01)           --
                                                                                             -------       -------
  Net increase (decrease) in net asset value                                                 $  1.36       $  2.04
                                                                                             -------       -------
  Net asset value, end of period                                                             $ 13.40       $ 12.04
                                                                                             -------       -------
Total return*                                                                                  11.40%        20.40%
Ratio of net expenses to average net assets+                                                    1.50%         1.50%**
Ratio of net investment income to average net assets+                                           0.27%         0.27%**
Portfolio turnover rate                                                                           52%           24%
Net assets, end of period (in thousands)                                                     $10,879       $ 1,695
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                                  3.61%        10.93%**
  Net investment loss                                                                          (1.85)%       (9.16)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                                  1.50%         1.50%**
  Net investment income                                                                         0.27%         0.27%**

(a) Class II shares were first publicly offered on May 1, 2003.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

8
   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS:
 Investment in securities, at value (cost $13,051,368)                                  $13,875,396
 Cash                                                                                       353,842
 Receivables -
  Fund shares sold                                                                              169
  Dividends, interest and foreign taxes withheld                                              24,644
 Other                                                                                        1,035
                                                                                        -----------
      Total assets                                                                      $14,255,086
                                                                                        -----------
LIABILITIES:
 Due to affiliates                                                                      $       712
 Accrued expenses                                                                            50,003
                                                                                        -----------
      Total liabilities                                                                 $    50,715
                                                                                        -----------
NET ASSETS:
 Paid-in capital                                                                        $13,266,674
 Undistributed net investment income                                                         25,323
 Accumulated net realized gain                                                               88,359
 Net unrealized gain on:
  Investments                                                                               824,028
  Forward foreign currency contracts and other assets and liabilities denominated in foreign
     currencies                                                                                 (13)
                                                                                        -----------
       Total net assets                                                                 $14,204,371
                                                                                        -----------
NET ASSET VALUE PER SHARE:
 Class II:
(No par value, unlimited number of shares authorized)
 Net assets                                                                             $14,204,371
 Shares outstanding                                                                       1,067,639
                                                                                        -----------
 Net asset value per share                                                              $     13.30


                                                                               9
   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                               Six Months
                                                                                                  Ended
                                                                                                 6/30/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $630)                                             $  116,159
 Interest                                                                                           4,289
                                                                                               ----------
    Total investment income                                                                    $  120,448
                                                                                               ----------
EXPENSES:
 Management fees                                                                               $   47,479
 Transfer agent fees and expenses                                                                     744
 Distribution fees                                                                                 15,826
 Administrative reimbursements                                                                      9,325
 Custodian fees                                                                                    21,138
 Professional fees                                                                                 16,736
 Printing expense                                                                                   8,356
 Fees and expenses of nonaffiliated trustees                                                          106
 Miscellaneous                                                                                      1,761
                                                                                               ----------
    Total expenses                                                                             $  121,471
    Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.       (26,442)
                                                                                               ----------
    Net expenses                                                                               $   95,029
                                                                                               ----------
     Net investment income                                                                     $   25,419
                                                                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain from:
  Investments                                                                                  $  129,826
  Forward foreign currency contracts and other assets and liabilities denominated in                  609
                                                                                               ----------
  foreign currencies
                                                                                               $  130,435
                                                                                               ----------
 Change in net unrealized gain or loss from:
  Investments                                                                                  $ (121,885)
  Forward foreign currency contracts and other assets and liabilities denominated in                  (60)
                                                                                               ----------
  foreign currencies
                                                                                               $ (121,945)
                                                                                               ----------
  Net gain on investments and foreign currency transactions                                    $    8,490
                                                                                               ----------
  Net increase in net assets resulting from operations                                         $   33,909
                                                                                               ----------


10
   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                             Six Months
                                                                                                Ended            Year
                                                                                               6/30/05           Ended
                                                                                             (unaudited)       12/31/04
FROM OPERATIONS:
Net investment income                                                                       $    25,419      $    14,601
Net realized gain on investments                                                                130,435           56,068
Change in net unrealized gain or loss on investments and foreign currency transactions         (121,945)         807,158
                                                                                            -----------      -----------
    Net increase in net assets resulting from operations                                    $    33,909      $   877,827
                                                                                            -----------      -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class II                                                                                 $   (12,531)     $    (2,607)
Net realized gain
   Class II                                                                                     (94,867)          (2,047)
                                                                                            -----------      -----------
    Total distributions to shareowners                                                      $  (107,398)     $    (4,654)
                                                                                            -----------      -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                            $ 3,475,509      $ 8,460,112
Reinvestment of distributions                                                                   104,862            4,364
Cost of shares repurchased                                                                     (181,496)        (154,122)
                                                                                            -----------      -----------
    Net increase in net assets resulting from Fund share transactions                       $ 3,398,875      $ 8,310,354
                                                                                            -----------      -----------
    Net increase in net assets                                                              $ 3,325,386      $ 9,183,527

NET ASSETS:
Beginning of period                                                                         $10,878,985      $ 1,695,458
                                                                                            -----------      -----------
End of period                                                                               $14,204,371      $10,878,985
                                                                                            -----------      -----------
Undistributed net investment income, end of period                                          $    25,323      $    12,435
                                                                                            -----------      -----------


   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Value VCT Portfolio (the Portfolio), is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment diversified company. The Trust consists of twenty-eight separate portfolios, fourteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging
      Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International
      Value Portfolio)
   Pioneer Small Cap Value VCT Portfolio (Small Cap
      Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small
      Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap
      Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth
      Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate
      Shares Portfolio)
   Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity
      Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic
      Income Portfolio)
   Pioneer America Income VCT Portfolio (America
      Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market
      Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio)(Class II
      shares only)
   Pioneer Papp America-Pacific Rim VCT Portfolio (Papp
      America-Pacific Rim Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio
      (Papp Small and Mid Cap Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio
      (Oak Ridge Large Cap Growth Portfolio)(Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth
      Opportunities Portfolio) (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap
      Value II Portfolio)(Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)

   Pioneer Cullen Value VCT Portfolio (Cullen Value
      Portfolio) (Class II shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity
      Opportunity Portfolio)(Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High
      Yield Portfolio)(Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio
      (Ibbotson Aggressive Allocation Portfolio)(Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio
      (Ibbotson Moderate Allocation Portfolio)(Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio
      (Ibbotson Growth Allocation Portfolio)(Class II shares only)

The Value VCT Portfolio commenced operations on
May 1, 2003.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of Value Portfolio is to seek capital appreciation.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Foreign Currency Translation

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At June 30, 2005, there were no open forward foreign currency contracts.

D. Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004, and the distributions paid during the year ended December 31, 2004 on a tax basis. The tax character of current year distributions will be determined at the end of the current fiscal year.
--------------------------------------------------------------------------------

                                          2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                    $    4,654
  Long-Term capital gain                     --
  Return of Capital                          --
                                     ----------
     Total distributions             $    4,654
                                     ----------
  Distributable Earnings
     (Accumulated Losses):
  Undistributed ordinary income      $   20,095
  Undistributed long-term gain/
     (capital loss carryforward)         87,163
  Unrealized appreciation
     (depreciation)                     903,928
                                     ----------
     Total                           $1,011,186
                                     ----------


   The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

E. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

   underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

F. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2005, $361 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

Through May 1, 2006, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to class II shares. As of June 30, 2005, there were no Class I shares outstanding.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $254 in transfer agent fees payable to PIMSS at June 30, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $97 payable to PFD at June 30, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:
--------------------------------------------------------------------------------


                                                                              Net
                                           Gross            Gross        Appreciation/
                        Tax Cost       Appreciation     Depreciation     (Depreciation)
---------------------------------------------------------------------------------------------
 Value Portfolio      $13,093,400       $1,089,146       $(307,150)         $781,996
                      -----------       ----------       ----------         --------

--------------------------------------------------------------------------------


6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were $5,433,142 and $2,226,577, respectively.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:
--------------------------------------------------------------------------------

                                   '05 Shares    '05 Amount
 Value Portfolio                   (unaudited)   (unaudited)   '04 Shares     '04 Amount
---------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                        261,442     $3,475,509      683,440     $8,460,112
 Reinvestment of distributions        7,797        104,862          353          4,364
 Shares repurchased                 (13,661)      (181,496)     (12,576)      (154,122)
                                    -------     ----------      -------     ----------
 Net increase                       255,578     $3,398,875      671,217     $8,310,354
                                    -------     ----------      -------     ----------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management
Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one year and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT
CONTRACT                                                          (continued)
--------------------------------------------------------------------------------


  compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance record was too short to compare the fund's performance record on a quintile basis to a peer group. While strong in absolute terms, the Fund had underperformed relative to the index and peer group during the life of the Fund period. The Trustees concluded that, given the short performance record of the Fund, the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee was in the fifth quintile for the 12 months ended June 30, 2004 relative to the management fees paid by the other funds in that peer group for the comparable period. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also evaluated the fee relative to the median fee of the peer group. In light of the tight range of fees in the peer group, the Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio (both before and after expense limitation) for the 12 months ended June 30, 2004 and expense ratios for the comparable period of an applicable peer group of funds. The Fund's expense ratio (both before and after expense limitation) was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group. The Trustees concluded that the Fund's overall expense ratio, although higher than the peer group, was reasonable compared to that of most of the comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   break point in the management fee was not necessary. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[Logo] Pioneer Investments(R)



Pioneer Variable Contracts Trust


Of f icers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary
Christopher J. Kelley, Assistant Secretary
David C. Phelan, Assistant Secretary
Mark E. Bradley, Assistant Treasurer
Luis I. Presutti, Assistant Treasurer
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Offering Legend
Please consider the Portfolio's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                            [LOGO} PIONEER
                                                                   Investment(R)



                                                       PIONEER
                                                       VARIABLE
                                                       CONTRACTS
                                                       TRUST

Pioneer Variable Contracts Trust -- Class I Shares

Pioneer Emerging Markets VCT Portfolio

Pioneer Europe VCT Portfolio

Pioneer International Value VCT Portfolio

Pioneer Small Cap Value VCT Portfolio

Pioneer Small Company VCT Portfolio

Pioneer Mid Cap Value VCT Portfolio

Pioneer Growth Shares VCT Portfolio

Pioneer Real Estate Shares VCT Portfolio

Pioneer Fund VCT Portfolio

Pioneer Equity Income VCT Portfolio                            SEMIANNUAL REPORT

Pioneer Balanced VCT Portfolio                                     June 30, 2005

Pioneer High Yield VCT Portfolio

Pioneer Strategic Income VCT Portfolio

Pioneer America Income VCT Portfolio

Pioneer Money Market VCT Portfolio

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Table of Contents
Letter to Shareowners                                                                      1
Comparing Ongoing Portfolio Expenses                                                       2
Pioneer Emerging Markets VCT Portfolio
  Portfolio and Performance Update                                                         4
  Portfolio Management Discussion                                                          5
Pioneer Europe VCT Portfolio
  Portfolio and Performance Update                                                         6
  Portfolio Management Discussion                                                          7
Pioneer International Value VCT Portfolio
  Portfolio and Performance Update                                                         8
  Portfolio Management Discussion                                                          9
Pioneer Small Cap Value VCT Portfolio
  Portfolio and Performance Update                                                        10
  Portfolio Management Discussion                                                         11
Pioneer Small Company VCT Portfolio
  Portfolio and Performance Update                                                        12
  Portfolio Management Discussion                                                         13
Pioneer Mid Cap Value VCT Portfolio
  Portfolio and Performance Update                                                        14
  Portfolio Management Discussion                                                         15
Pioneer Growth Shares VCT Portfolio
  Portfolio and Performance Update                                                        16
  Portfolio Management Discussion                                                         17
Pioneer Real Estate Shares VCT Portfolio
  Portfolio and Performance Update                                                        18
  Portfolio Management Discussion                                                         19
Pioneer Fund VCT Portfolio
  Portfolio and Performance Update                                                        20
  Portfolio Management Discussion                                                         21
Pioneer Equity Income VCT Portfolio
  Portfolio and Performance Update                                                        22
  Portfolio Management Discussion                                                         23
Pioneer Balanced VCT Portfolio
  Portfolio and Performance Update                                                        24
  Portfolio Management Discussion                                                         25
Pioneer High Yield VCT Portfolio
  Portfolio and Performance Update                                                        26
  Portfolio Management Discussion                                                         27
Pioneer Strategic Income VCT Portfolio
  Portfolio and Performance Update                                                        28
  Portfolio Management Discussion                                                         29
Pioneer America Income VCT Portfolio
  Portfolio and Performance Update                                                        30
  Portfolio Management Discussion                                                         31
Pioneer Money Market VCT Portfolio
  Portfolio and Performance Update                                                        32
Schedules of Investments
  Pioneer Emerging Markets VCT Portfolio                                                  33
  Pioneer Europe VCT Portfolio                                                            37
  Pioneer International Value VCT Portfolio                                               39
  Pioneer Small Cap Value VCT Portfolio                                                   43
  Pioneer Small Company VCT Portfolio                                                     47
  Pioneer Mid Cap Value VCT Portfolio                                                     51
  Pioneer Growth Shares VCT Portfolio                                                     55
  Pioneer Real Estate Shares VCT Portfolio                                                57
  Pioneer Fund VCT Portfolio                                                              58
  Pioneer Equity Income VCT Portfolio                                                     62
  Pioneer Balanced VCT Portfolio                                                          65
  Pioneer High Yield VCT Portfolio                                                        73
  Pioneer Strategic Income VCT Portfolio                                                  79
  Pioneer America Income VCT Portfolio                                                    90
  Pioneer Money Market VCT Portfolio                                                      95
Financial Statements                                                                     106
Notes to Financial Statements                                                            120
Factors Considered by the Independent Trustees in Approving the Management Contract      137

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/05
--------------------------------------------------------------------------------

Dear Shareowner,

The U.S. economy has expanded at an annualized rate of at least three percent for eight straight quarters, a feat it last achieved in the 1980s. Job conditions are strengthening as well: by mid-year, the unemployment rate had fallen to 5.0% for the first time since September 11, 2001. Retail sales trends
- apart from automobiles - were upbeat as sunnier employment prospects sent consumers to the malls. And with the economy expanding, corporate profits have been moving ahead smartly.

But equity investors were unconvinced by this evidence and instead brooded about the possibility of slowing growth later in the year. For one thing, expectations were for a moderating pace of profit growth. For another, the Federal Reserve Board has raised short-term interest rates nine times. And some areas of the economy are feeling the impact of record high energy prices. So investors were lukewarm toward stocks, with modest losses in the S&P 500 Stock Index and the Dow Jones Industrials the result. The technology-heavy NASDAQ Composite also slid, as did small-company stocks, as measured by the Russell 2000 Index. Value stocks, viewed as less vulnerable to declines in a less robust economy, held up better than growth.

Corporate bonds felt the sting of ratings downgrades in the automobile sector. Treasury issues fared better, as yields fell and prices rose among intermediate and longer-term issues, which were little affected by rising short-term rates. Low long-term yields may signal investor confidence that the Fed will succeed in dousing inflationary fires; they also brought more affordable mortgages, further boosting home construction. Municipal revenue bonds edged upward as healthier economic conditions bolstered tax collections.

The dollar's rebound positively affected foreign markets. Europe's stock markets performed better than business and political conditions might suggest, and Japan's market inched higher.

Pioneer's analysts believe that, although the rate of growth may slow, carefully selected, good quality stocks and bonds have the potential to deliver solid results. Our global investment experts are well positioned to discover what we believe are attractive opportunities in the world's markets.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Much of your long-term return will depend on the kinds of investments you own, not just the individual items in your portfolio. For an analysis of your holdings and some ideas to help bring your investments in line with your aspirations, talk to your financial professional.

Please consider a portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information, contact your financial advisor, call 1-800-688-9915 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolios' historical or future performance are statements of the opinion of portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a beneficial owner of one or more Portfolios, you incur two types of costs:
(1) transactions costs, including sales charges (loads) at the time of purchase and redemption fees upon redemption of your shares, and (2) ongoing costs including management fees and other Portfolio expenses.

The examples below are based on investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2005 - June 30, 2005). These examples are intended to help you understand your ongoing costs (in dollars), of investing in a Portfolio and to compare these costs to investing in other variable annuity portfolios.

Actual Expenses

The first line of the table below for each Portfolio provides information about the actual account values and actual expenses. You may use the information in the line, together with amount you invested, to estimate the expenses that you paid over the period. Simply divide you account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiple the result by the number in the first line for a Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each Portfolio provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuities.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

                                                                Class I Shares
                                               ---------------------------------------------------
                                                Beginning         Ending
                                                 Account          Account         Expenses Paid
                                                  Value            Value          During Period
                                                 1/1/05           6/30/05       (1/1/05 - 6/30/05)
--------------------------------------------------------------------------------------------------
Pioneer Emerging Markets VCT Portfolio
 Actual                                        $ 1,000.00       $ 1,054.40           $ 8.86
 Hypothetical (a)                              $ 1,000.00       $ 1,016.17           $ 8.70

Pioneer Europe VCT Portfolio
 Actual                                        $ 1,000.00       $   985.90           $ 7.39
 Hypothetical (a)                              $ 1,000.00       $ 1,017.36           $ 7.50

Pioneer International Value VCT Portfolio
 Actual                                        $ 1,000.00       $   961.90           $ 7.69
 Hypothetical (a)                              $ 1,000.00       $ 1,016.96           $ 7.90

Pioneer Small Cap Value VCT Portfolio
 Actual                                        $ 1,000.00       $ 1,016.80           $ 6.10
 Hypothetical (a)                              $ 1,000.00       $ 1,018.74           $ 6.11

Pioneer Small Company VCT Portfolio
 Actual                                        $ 1,000.00       $   969.70           $ 6.10
 Hypothetical (a)                              $ 1,000.00       $ 1,018.60           $ 6.26

Pioneer Mid Cap Value VCT Portfolio
 Actual                                        $ 1,000.00       $ 1,043.00           $ 3.54
 Hypothetical (a)                              $ 1,000.00       $ 1,021.27           $ 3.50

Pioneer Growth Shares VCT Portfolio
 Actual                                        $ 1,000.00       $   977.60           $ 4.71
 Hypothetical (a)                              $ 1,000.00       $ 1,020.03           $ 4.81

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               Class I Shares
                                              ---------------------------------------------------
                                               Beginning         Ending
                                                Account          Account         Expenses Paid
                                                 Value            Value          During Period
                                                1/1/05           6/30/05       (1/1/05 - 6/30/05)
-------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares VCT Portfolio
 Actual                                       $ 1,000.00       $ 1,068.60           $ 5.08
 Hypothetical (a)                             $ 1,000.00       $ 1,019.89           $ 4.96

Pioneer Fund VCT Portfolio
 Actual                                       $ 1,000.00       $   993.20           $ 3.51
 Hypothetical (a)                             $ 1,000.00       $ 1,021.27           $ 3.56

Pioneer Equity Income VCT Portfolio
 Actual                                       $ 1,000.00       $ 1,019.60           $ 3.66
 Hypothetical (a)                             $ 1,000.00       $ 1,021.17           $ 3.66

Pioneer Balanced VCT Portfolio
 Actual                                       $ 1,000.00       $ 1,000.70           $ 4.66
 Hypothetical (a)                             $ 1,000.00       $ 1,020.13           $ 4.71

Pioneer High Yield VCT Portfolio
 Actual                                       $ 1,000.00       $   992.90           $ 3.95
 Hypothetical (a)                             $ 1,000.00       $ 1,020.83           $ 4.01

Pioneer Strategic Income VCT Portfolio
 Actual                                       $ 1,000.00       $ 1,016.70           $ 4.45
 Hypothetical (a)                             $ 1,000.00       $ 1,020.38           $ 4.46

Pioneer America Income VCT Portfolio
 Actual                                       $ 1,000.00       $ 1,019.40           $ 4.06
 Hypothetical (a)                             $ 1,000.00       $ 1,020.78           $ 4.06

Pioneer Money Market VCT Portfolio
 Actual                                       $ 1,000.00       $ 1,009.60           $ 3.59
 Hypothetical (a)                             $ 1,000.00       $ 1,021.22           $ 3.61

(a) reflecting a 5% return per year before expenses

Expenses are equal to the annualized expense ratio of a Portfolio's Class I shares (as indicated in the table below), multiplied by 181/365 (to reflect the one-half year period.)

                                                Annualized
                                               Expense Ratio
------------------------------------------------------------
Pioneer Emerging Markets VCT Portfolio            1.74%
Pioneer Europe VCT Portfolio                      1.50%
Pioneer International Value VCT Portfolio         1.58%
Pioneer Small Cap Value VCT Portfolio             1.22%
Pioneer Small Company VCT Portfolio               1.25%
Pioneer Mid Cap Value VCT Portfolio               0.70%
Pioneer Growth Shares VCT Portfolio               0.96%
Pioneer Real Estate Shares VCT Portfolio          0.99%
Pioneer Fund VCT Portfolio                        0.71%
Pioneer Equity Income VCT Portfolio               0.73%
Pioneer Balanced VCT Portfolio                    0.94%
Pioneer High Yield VCT Portfolio                  0.80%
Pioneer Strategic Income VCT Portfolio            0.89%
Pioneer America Income VCT Portfolio              0.81%
Pioneer Money Market VCT Portfolio                0.72%

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

International Common Stocks                                                66.4%
Depositary Receipts for International Stocks                               23.2%
Temporary Cash Investment                                                   5.1%
U.S. Common Stocks                                                          3.3%
International Preferred Stocks                                              2.0%

Geographical Distribution
(As a percentage of equity holdings)

       {DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

South Korea                                                                21.1%
Brazil                                                                     14.7%
Taiwan                                                                     12.3%
India                                                                       8.9%
South Africa                                                                8.9%
People's Republic of China                                                  4.0%
Turkey                                                                      3.9%
Mexico                                                                      3.8%
Russia                                                                      3.4%
Thailand                                                                    3.1%
Indonesia                                                                   3.0%
Malaysia                                                                    2.7%
Israel                                                                      1.5%
Peru                                                                        1.3%
Hong Kong                                                                   1.1%
Argentina                                                                   1.0%
Other (individually less than 1%)                                           5.3%

Five Largest Holdings
(As a percentage of equity holdings)

-------------------------------------------------------------
1.    Petrobras Brasileiro (A.D.R.)                     5.37%
-------------------------------------------------------------
2.    Samsung Electronics                               4.12
-------------------------------------------------------------
3.    Fomento Economico Mexicano SA de CV               1.73
-------------------------------------------------------------
4.    Anglogold Ashanti, Ltd. (A.D.R.)                  1.72
-------------------------------------------------------------
5.    Anglo American Platinum Corp., Ltd.               1.57
-------------------------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05       12/31/04
Net Asset Value per Share     $ 21.47       $ 20.48

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.1249      $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Emerging Markets VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

              Pioneer           MSCI
              Emerging        Emerging
            Markets VCT       Markets
             Portfolio         Index
10/98          10,000          10,000
               14,120          14,931
               17,323          16,347
 6/01          11,777          12,127
               12,194          12,287
 6/03          13,062          13,141
               17,019          17,540
 6/05          22,451          23,659

The Morgan Stanley Capital International (MSCI) Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                             12.90%
(10/30/98)
5 Years                                                                    5.32%
1 Year                                                                    31.91%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

In the following interview, Christopher Smart and Sam Polyak, Pioneer Emerging Market VCT Portfolio's portfolio managers, discuss the factors that influenced performance during the six months ended June 30, 2005.

Q. How did emerging markets equities perform during the Portfolio's semiannual reporting period?

A. The asset class outpaced the developed markets amid an environment of steady worldwide growth, falling long-term interest rates, and strong commodity prices. Emerging markets equities performed very well in the first two months of the reporting period, but the investment environment turned more challenging in March. As continued high oil prices triggered fears of rising inflation and more aggressive interest rate hikes by the U.S. Federal Reserve, heightened risk aversion among investors led to a decline in most global equities markets. Emerging markets stocks quickly recovered, however, posting a strong return in the April through June period.

Q. How did the Portfolio perform?

A. For the six months ended June 30, 2005, Class I shares returned 5.44% at net asset value. We are pleased to report that the Portfolio outpaced the 4.24% return of the Morgan Stanley Capital International (MSCI) Emerging Markets Index during the period.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Did this shifting environment affect the way you managed the Portfolio?

A. On the margin, yes. Although we generally buy stocks with a 12-18 month time horizon, we will sell them if we think that market excesses have driven them much above their intrinsic values. We therefore established a more conservative positioning in late February following several months of strong performance for emerging markets stocks. We reduced exposure to more volatile markets, such as India and Brazil, which helped performance when the global stock markets weakened during March and April. When the sell-off caused many of our favored companies to fall back into more attractive valuation ranges, we took advantage of the situation by adding them to the Portfolio. Specifically, we increased exposure to stocks that can benefit from the recovery of domestic consumption in countries such as Korea. We also increased our holdings in select technology stocks that were showing signs of improving sales growth.

Q. What elements of the Portfolio's positioning affected performance?

A. Our stock selection in Korea and Brazil, which are among the Portfolio's top country weightings, was helpful to performance. In Brazil, we benefited from positions in Natura Comesticos, which sells cosmetics door-to-door, and the retail banking concern Unibanco, which enjoyed a strong resurgence in lending. Our holdings in Korean shipbuilding stocks such as Daewoo Shipbuilding and Samsung Heavy were helpful as the demand for new ships continued to grow. Two utilities also contributed to performance: Samchully, which distributes natural gas to a growing number of households in Korea, and Korean Electric Power, which benefited as a recovery in the Korean currency helped reduce its foreign debt burden.

   Our position in Russian oil stocks was the largest detractor from performance. While the Russian economy continues to grow rapidly and benefit from high global oil prices, the government's aggressive efforts to dismantle the oil giant Yukos dealt a severe blow to investor sentiment. This led to a drop in Russian stocks, and the Portfolio's positions in Gazprom, Lukoil, and Surgutneftegaz underperformed. Performance also was hurt by our holdings in Thailand, which suffered from rising interest rates and a subsequent slowdown in the economy, affecting holdings such as Siam Cement and Siam Commercial Bank.

Q. What is your overall view of the asset class, and where are you finding the most compelling opportunities?

A. We retain a positive view on emerging markets. We believe the U.S. Federal Reserve will continue to raise interest rates, but not fast enough to significantly dampen growth in our markets. We also believe growth in China, while likely to slow somewhat, will not suffer the collapse that some investors fear. Additionally, the price-to-earnings (p/e) ratio of the MSCI Emerging Markets Index is about 60% of the developed markets p/e ratio, despite the fact that earnings growth is actually stronger in many emerging markets. These factors, in combination, should provide a positive underpinning for the asset class. Overall, we remain confident that our disciplined investment approach, which incorporates the analysis of both countries and individual companies, will help the Portfolio to take advantage of the positive long-term trends unfolding in many emerging markets.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Sector Distribution
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

International Common Stocks                                                98.5%
International Preferred Stocks                                              1.5%

Geographical Distribution
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

United Kingdom                                                             25.2%
France                                                                     25.1%
Switzerland                                                                14.8%
Germany                                                                    13.0%
Spain                                                                       6.3%
Netherlands                                                                 6.0%
Sweden                                                                      2.5%
Italy                                                                       2.5%
Ireland                                                                     2.0%
United States                                                               1.0%
Finland                                                                     0.8%
Austria                                                                     0.8%

Five Largest Holdings
(As a percentage of equity holdings)

----------------------------------------------------------------
1.      Vodafone Group Plc                                 4.74%
----------------------------------------------------------------
2.      Total SA                                           4.20
----------------------------------------------------------------
3.      Royal Bank of Scotland Group Plc                   4.03
----------------------------------------------------------------
4.      BNP Paribas SA                                     3.80
----------------------------------------------------------------
5.      Societe Generale                                   3.54
----------------------------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05      12/31/04
Net Asset Value per Share     $ 10.42       $ 10.64

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.0703      $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Europe VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

              Pioneer           MSCI
             Europe VCT        Europe
             Portfolio         Index
10/98          10,000          10,000
               10,426          10,728
               13,341          12,348
 6/01           8,883           9,663
                8,179           8,918
 6/03           7,589           8,452
                9,393          10,891
 6/05          10,827          12,730

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                              1.20%
(10/30/98)
5 Years                                                                   -4.09%
1 Year                                                                    15.28%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

European stocks achieved solid gains early in 2005, but investors' concerns about high oil prices and corporate profitability this spring contributed to mixed performance results for the first half of the Europe VCT Portfolio's fiscal year. In the discussion below, Stan Pearson, who is responsible for the day-to-day management of the Portfolio, highlights these and other factors that influenced performance.

Q. How did the Portfolio perform?

A. For the six months ended June 30, 2005, Class I shares returned -1.41% at net asset value. In comparison, the Morgan Stanley Capital International (MSCI) Europe Index, the Portfolio's benchmark, posted a return of -0.38%.

   Bank holdings, particularly Royal Bank of Scotland, were a major factor in the Portfolio's underperformance relative to its benchmark. Investments in Royal Bank of Scotland underperformed during the first quarter of the year as a result of investor concerns about a potential slowdown in consumer spending and the housing market in the United Kingdom. We continue to hold this stock, because we believe the company still offers strong growth potential, is benefiting from its diversified business and has attractive valuations supported by high dividend yield. Royal Bank of Scotland gained during the second quarter, erasing some of its first quarter losses.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Did currency fluctuations have a material effect on performance?

A. Yes. The euro weakened versus the U.S. dollar over the six-month period. In the first quarter, the stronger dollar was supported by expectations that its decline in recent years would help reduce the U.S. current account deficit. The dollar also gained as investors began to price in a faster-than-expected pace of monetary tightening by the Federal Reserve to ward off inflationary pressures. In the second quarter, the rejection of the proposed European Union constitution by French and Dutch voters sparked uncertainty among market participants about future economic integration in Europe and put downward pressure on the euro versus the dollar.

   For U.S. investors investing in euro-denominated investments, the decline in the euro's value hurt Portfolio performance when returns were translated back into dollar-denominated terms.

Q. Which stocks positively influenced the Portfolio's performance?

A. An overweight position and effective stock selection in the diversified financials sector proved positive. Deutsche Boerse (Germany) was a positive contributor. During the first quarter of 2005, the stock recovered strongly after withdrawing its bid for the London Stock Exchange. We sold the entire position in the company in March to profit from the price appreciation.

   Successful stock selection in the technology hardware sector also was a positive contributor. We added Ericsson (Sweden) to the Portfolio, which outperformed for the six months, and decided against owning the French stock Alcatel, which was favorable, since the stock lost ground for the six-month period. Ericsson, which is undervalued in our opinion, is the top telecommunications equipment producer for mobile phones and should benefit with the transition from second to third generation mobile telephony in Europe.

   Our positions in pharmaceutical companies Astrazeneca and Sanofi-Aventis outperformed thanks to some positive news on potential earnings growth. The energy sector was supported by high oil prices, which climbed to over $60 per barrel.

Q. Did you add any new holdings?

A. We found several new investment opportunities. In the automobile sector, we added Continental (Germany) based on its compelling price valuation and our expectation that the company will increase earnings as its new car safety system, the Electronic Stability Program, penetrates the U.S. market. Synthes (Switzerland), which develops and produces medical products for orthopedic surgery, is well positioned to benefit from a growing market. We think Swiss Re (Switzerland), a reinsurance company, offers an attractive growth opportunity. The outlook for the stock is supported by our view that the reinsurance cycle appears relatively stable at this time. We also added Telekom Austria, as the company is creating attractive growth opportunities in Eastern Europe.

   Among the Portfolio's holdings sold were Allied Irish Banks and Depfa Bank (Germany), HSBC Holding (U.K.), Fortis (Benelux) and Assicurazioni Generali (Italy), because the stocks had reached the price targets set by the portfolio management team. In the telecoms sector, we sold Belgacom, which had been a good performer since its initial offering in March 2004.

Q. What is your outlook?

A. Despite a challenging macroeconomic growth outlook, we remain upbeat about the European investment environment. Price valuations are quite reasonable and are already discounting the moderate economic outlook. Dividend yields are high and some have the potential to increase thanks to strong cash generation. We also think the supportive stance by the European Central Bank, which held interest rates at 2% during the period, is beneficial for equities and economic growth.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

International Common Stocks                                                88.6%
Temporary Cash Investment                                                   4.9%
Depositary Receipts for International Stocks                                3.3%
U.S. Common Stocks                                                          2.7%
International Preferred Stocks                                              0.5%

Geographical Distribution
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Japan                                                                      24.6%
France                                                                     17.5%
United Kingdom                                                             16.5%
Switzerland                                                                10.4%
Germany                                                                     6.3%
Spain                                                                       5.5%
Italy                                                                       3.7%
Netherlands                                                                 3.4%
South Korea                                                                 3.1%
Brazil                                                                      1.2%
Mexico                                                                      1.2%
United States                                                               1.1%
Ireland                                                                     1.0%
Singapore                                                                   1.0%
Other (individually less than 1%)                                           3.5%

Five Largest Holdings
(As a percentage of equity holdings)

------------------------------------
1.      Total SA               2.82%
------------------------------------
2.      Vodafone Group Plc     2.57
------------------------------------
3.      Toyota Motor Co.       2.28
------------------------------------
4.      UBS AG                 2.13
------------------------------------
5.      France Telecom SA      2.05
------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05      12/31/04
Net Asset Value per Share     $ 11.41       $ 11.88

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.0178      $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer International Value VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free (ACWF) ex. U.S. Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

             Pioneer
          International       MSCI AC
            Value VCT        Wld FR USA
             Portfolio         Index
6/95          10,000          10,000
              11,433          11,317
6/97          13,405          12,917
              12,437          13,096
6/99          12,531          14,343
              15,879          16,941
6/01          10,941          12,905
              10,088          11,852
6/03           9,229          11,354
              11,692          15,044
6/05          12,897          17,598

The Morgan Stanley Capital International (MSCI) All Country World Free Index measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years                                                                   2.58%
5 Years                                                                   -4.07%
1 Year                                                                    10.31%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

During the six months ended June 30, 2005, international stocks produced mixed results. Fears of higher interest rates sparked inflation worries and tempered investors' appetite for risk. In the following interview, Portfolio Manager Christopher Smart discusses the changing sentiment and other factors that influenced the Portfolio's performance.

Q. How did the Portfolio perform?

A. For the six months ended June 30, 2005, Class I shares returned -3.81%, at net asset value. Investments in Japan proved to be the biggest disappointment and contributed to the Portfolio's underperformance relative to the Morgan Stanley Capital International (MSCI) All Country World Free Index, which rose 0.32%. Not only did the Japanese market underperform other global markets, but our stock selection in Japan also detracted from the Portfolio's absolute return.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Economic data released this spring suggested that Japanese economic growth had slowed slightly, which prompted economists to postpone their outlook for a broader recovery to the second half of 2005. In addition, rising interest rates in the United States helped trigger an 8.1% weakening in the yen during the six-month period, which dealt a further blow to the value of some of our stocks in dollar terms. Holdings in banking groups Sumitomo Trust and Banking and UFJ Holdings suffered as a result, although we remain confident about their prospects, because we anticipate loan growth will climb as demand picks up again. Another investment, Kajima, which makes prefabricated homes, also lagged during the period, but we still think its exposure to the housing industry should improve as consumers start to spend again.

   Finally, a mixed picture for technology exporters hurt our holding in Konica Minolta, which sells cameras and other photography equipment worldwide. Their global sales prospects in addition to our growing concerns about the company's restructuring efforts led us to sell the stock.

   While several Japanese holdings lagged, some stocks proved quite rewarding. For instance, the Portfolio's investments in OSG, which sells drilling and machine tools to the automobile industry, did very well. OSG's future looks strong in our estimation, especially given its sales to Toyota, which is one of the fastest growing automobile manufacturers in the world.

Q. Has your view of investing in Europe changed in response to the French and Dutch rejection of the proposed European Union constitution?

A. No. It is true that the No vote in France and the Netherlands may well cause concern for the pace of European integration and the overall management of the European economy. However, we have always taken a company-by company approach to investing in the European continent. Political and economic issues play into our analysis on some level, but they generally take a back seat to a company's fundamentals and its strategy against its competition. ACS Actividades (Spain), Vinci (France) and Deutsche Boerse, (Germany) performed well during the six-month period.

Q. Did investments in emerging markets contribute positively to performance?

A. Yes. Three holdings were particularly noteworthy. Grupo Televisa is the dominant Mexican broadcaster and has successfully increased its advertising rates and sales volume amidst the Mexican economic recovery. Unibanco, Brazil's third largest bank, has one of the largest retail networks in the country and has experienced significant loan growth with the domestic economic recovery. Finally, Kookmin Bank is one of the largest banks in South Korea and has recovered nicely from the high default rate of credit card holders in 2003.

   While emerging market holdings proved to be a plus overall, they did encounter some headwind in March, when inflationary fears shook investors' confidence. In anticipation of some uncertainty ahead, we scaled back some of the Portfolio's emerging market holdings, which had appreciated considerably. Our outlook for Turkey was also affected by the voting on the European constitution, which raised doubts about its candidacy to join the European Union. We sold four holdings - Norilsk Nickel (Russia), Turkcell Iletism Hizmet (Turkey), Brazil Telecom and Unibanco - to lock in their strong price gains and reduce the Portfolio's risk exposure.

   While we limited investments in those more volatile markets, we continue to believe their low valuations and strong growth potential provide important opportunities. During the decline, many emerging market stocks became attractively priced relative to their long-term earnings potential. As a result, we added Petrobras, the Brazilian oil giant.

Q. What is your outlook?

A. We became somewhat more defensive earlier this year, most notably in emerging markets. While the current market sentiment remains nervous, we believe that inflationary fears are probably excessive, given the prospects this year of a muted growth outlook in the United States. While foreign stocks may face temporary headwinds in the face of a recovering U.S. dollar, the long-term outlook for international markets remains attractive, especially given their relatively low stock prices.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         75.7%
Temporary Cash Investment                                                  19.2%
Depositary Receipts for International Stocks                                2.6%
International Common Stocks                                                 1.9%
Exchange Traded Fund                                                        0.6%

Sector Distribution
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Financials                                                                 28.8%
Industrials                                                                18.7%
Energy                                                                     13.8%
Consumer Discretionary                                                     10.3%
Health Care                                                                10.0%
Information Technology                                                      8.4%
Consumer Staples                                                            3.8%
Materials                                                                   3.3%
Utilities                                                                   2.7%
Telecommunication Services                                                  0.2%

Five Largest Holdings
(As a percentage of equity holdings)

-------------------------------------------------
1.      Insight Enterprises, Inc.           2.11%
-------------------------------------------------
2.      Sterling Bancshares, Inc.           1.84
-------------------------------------------------
3.      Southwestern Energy Co.             1.83
-------------------------------------------------
4.      Nu Skin Enterprises, Inc.           1.82
-------------------------------------------------
5.      Texas Capital Bancshares, Inc.      1.79
-------------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05      12/31/04
Net Asset Value per Share     $ 14.78       $ 15.02

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $  -          $  -              $ 0.4861

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Small Cap Value VCT Portfolio at net asset value, compared to that of the Russell 2000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

              Pioneer
             Small Cap         Russell
             Value VCT        2000 Value
             Portfolio          Index
11/05          10,000          10,000
               11,061          11,383
 6/01          10,078          10,950
               13,133          14,802
 6/03          14,858          16,930

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                             12.35%
(11/8/01)
1 Year                                                                    13.13%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

In the following discussion, portfolio manager David Adams and assistant portfolio manager Jack McPherson review the economic background and describe some of the factors that influenced Pioneer Small Cap Value VCT Portfolio's performance.

Q. How did the Portfolio perform over this period?

A. For the six months ended June 30, 2005, Class I shares of the Portfolio returned 1.68% at net asset value. In comparison, the Russell 2000 Value Index, the Portfolio's benchmark returned 0.90%.

   The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Please describe market conditions for the period and how they affected small-company stocks.

A. After a strong rally in last year's fourth quarter, U.S. equity markets ran into stiff headwinds during the first weeks of 2005. Trends were erratic for the rest of the period, with declines in January and April offsetting upswings in March and May. The changing environment for equities, with interest rates rising and oil prices setting records, led investors to favor larger-cap issues. That more cautious approach interrupted a long stretch of small-cap outperformance. Within the small-cap universe, value issues continued to prevail over growth.

Q. Which areas of the Portfolio had a favorable impact on results?

A. As has been true for some time, holdings in the health care, energy and financial services sectors contributed positively to Fund returns. Chemed, best-known for its Roto-Rooter business, rose sharply, thanks to strong results at its Vitas division, the nation's largest hospice care company; new regulations favor home-based hospice treatment for terminally ill patients. PacifiCare also played a big role in performance, as the government moved more Medicare beneficiaries to managed care plans. We trimmed holdings of Chemed and PacifiCare as valuations rose. The June acquisition of Provident Senior Living by Ventas, another senior living real estate investment trust, also boosted results. Pediatrix, which specializes in care for premature and very ill newborns, continued to perform well.

   Shares of the NASDAQ Stock Market rose in anticipation of its purchase of Instinet, an electronic exchange serving institutional investors. NASDAQ, led by an effective new CEO, continues to trim costs and take market share from competitors, including the New York Stock Exchange. Apollo Investment also added to returns. Apollo offers specialized financing for small- to mid-sized businesses that face difficulty in raising capital from traditional sources during periods of higher interest rates.

   Rising energy prices and favorable drilling developments extended the run of good results at Southwestern Energy. Gulfmark Offshore, which runs supply vessels for drillers in the North Sea, also benefited from increased energy demand. TODCO, whose contract rigs operate in the Gulf of Mexico, took advantage of higher oil prices to raise fees. We sold out of our position in Joy Global Equipment, which manufactures machinery and equipment for coal mining and other extractive industries.

   Jarden, a niche consumer products company, also delivered solid returns. Jarden acquires and refurbishes consumer brands - examples include First Alert, Coleman Outdoor and Mr. Coffee - that have been poorly managed or marketed, then distributes them through its well-established network.

Q. What areas held back performance?

A. Reluctance by corporations to invest in technology pressured Borland Software, as disappointing earnings brought a sharp decline in the company's shares. Borland, which designs enterprise software applications, enjoys strong brand recognition and continues to generate cash. Any recovery in tech spending would present an opportunity for Borland to implement its new business strategies.

   Hancock Fabrics has suffered from slow sales of sewing and home decor products as well as from unsuccessful merchandising strategies. A dividend reduction and poor year-over-year sales comparisons also drove down shares. We are awaiting evidence of a possible turnaround as a new management team works to address shortcomings.

   Two financial companies also disappointed. Quanta Capital, a start-up property and casualty insurance company, was hit by exceptionally large claims during last year's Florida hurricanes. The cost of building corporate infrastructure was another negative. Shares recently traded below book value, and we believe valuation will improve as the business matures and Quanta puts earlier losses behind it. Minneapolis-based brokerage Piper Jaffray's shares fell when first quarter earnings showed the impact of sluggishness in capital markets. Piper is working to bring costs in line and may restructure by consolidating divisions or selling business units.

   Slowing demand and weak pricing for newsprint drove down shares of Domtar, a Canadian paper company. In addition, the strong Canadian dollar hurt sales to the United States. Shares of GrafTech International were negatively impacted when the company increased prices for their graphite electrodes and volumes fell, disappointing investors.

Q. What is your outlook for the economy and the markets, and how have you positioned the Portfolio?

A. Although we anticipate continued economic expansion, repeated hikes in interest rates and mounting energy costs may be slowing the rate of U.S. economic growth. For that reason, we remain focused on companies that we think can do well without the impetus of a rapidly growing economy. We continue to see positive long-term prospects for the health care and energy sectors, but are attuned to expanded valuations in both areas. A moderating economy is not ideal for technology, but we are emphasizing solidly grounded companies in that sector that can perform well under a slower-growth scenario. Among financial issues, we favor diversified financial companies as well as commercial banks that stand to benefit from increased business activity.

   Our selection process often leads us to good companies that the market has ignored. The process also allows us to be patient in challenging times and to take advantage of undervalued equities when we find them.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investing in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         89.2%
Temporary Cash Investment                                                  10.3%
International Common Stocks                                                 0.5%

Sector Distribution
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Financials                                                                 21.0%
Information Technology                                                     16.1%
Industrials                                                                14.8%
Health Care                                                                14.2%
Consumer Discretionary                                                     14.1%
Energy                                                                      7.0%
Materials                                                                   5.9%
Consumer Staples                                                            3.1%
Utilities                                                                   3.0%
Telecommunication Services                                                  0.8%

Five Largest Holdings
(As a percentage of equity holdings)

-------------------------------------------------
1.      Swift Transportation Co., Inc.      1.63%
-------------------------------------------------
2.      Forest Oil Corp.                    1.47
-------------------------------------------------
3.      Ruby Tuesday, Inc.                  1.36
-------------------------------------------------
4.      Stage Stores, Inc.                  1.31
-------------------------------------------------
5.      Arris Group, Inc.                   1.18
-------------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05

Prices and Distributions

                              6/30/05      12/31/04
Net Asset Value per Share     $ 11.29       $ 12.97

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $  -          $  -              $ 1.2777

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Small Company VCT Portfolio at net asset value, compared to that of the Russell 2000 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

              Pioneer         Russell
           Small Company       2000
           VCT Portfolio       Index
1/01          10,000          10,000
              11,215          10,156
              10,577           9,283
6/03           9,362           9,132
              11,630          12,177
6/05          12,039          13,328

Index comparison begins 1/31/01. The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                              5.30%
(1/19/01)
1 Year                                                                     3.51%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Co-managers Diego Franzin and Michael Rega describe conditions in the small-company universe for the first half of the year, and the stocks that affected the Portfolio's performance.

Q. How did Pioneer Small Company VCT Portfolio perform over this period?

A. For the six months ended June 30, 2005, the Portfolio returned -3.03% at net asset value. The result trailed the Portfolio's benchmark, the Russell 2000 Index, which returned -1.25% over the same period.

   The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Please describe the background for small-company stocks over this period.

A. Small-capitalization issues, after a long climb during which they outperformed large-cap issues, reached valuation levels that many found uncomfortable at a time of moderating economic growth. As a result, small caps took a breather during the first half of the year, with growth issues declining more than value, based on the performance of Russell 2000 Value and Growth indices, respectively.

Q. What stocks or sectors contributed to performance?

A. Our style is to keep sector allocations closely aligned with those of our benchmark. For that reason, sector over- and underweightings play little role in the Portfolio's relative performance. In energy, the market's strongest sector, Forest Oil is restructuring successfully as new leadership moves to dispose of high risk/high reward properties and replace them with properties where risk is more favorably balanced with potential rewards. Benefits of the new strategy are evident in strong operating results.

   Administaff provides human-resources software to small and medium-sized businesses, relieving managers of burdensome administrative and regulatory paperwork. We had acquired shares at favorable valuations and took profits when our goals for the holding were largely realized. We also took profits in Netflix, an online DVD rental service. In our opinion, the entry of Blockbuster into the market, with its ability to integrate video stores and mail-in service, poses a serious competitive threat to Netflix.

   A rise in shares of Aeropostale also contributed to results. The retailer provides branded merchandise to fashion-conscious 11-18 year olds. We expect continued favorable earnings in upcoming quarters. In addition, the company is testing a new store concept, targeting customers as they move into their early twenties.

   Stage Stores continues to rebound after emerging from bankruptcy and rehiring a former CEO. The company, which operates Bealls, Peebles and other retail chains, sells quality, nationally branded goods in smaller cities where Wal-Mart (not in the portfolio) has not succeeded with its lower-tier offerings. Growth is now proceeding at a controlled pace.

Q. Which of the Portfolio's holdings hurt results?

A. Boston Communications Group fell dramatically when a court ordered it to pay sizeable damages to a competitor. At issue was an allegation of patent infringement in BCGI's online service for adding minutes to pay-as-you-go mobile phones. We exited the stock, a long-time holding, at a loss, and shares have declined substantially since.

   We also took a loss in Able Laboratories, which fell sharply when the company found deviations from standardized procedures in the manufacture of its products. Able has recalled all outstanding inventory and ceased manufacturing operations pending review. And we eliminated Rewards Network, a marketer of discount dining and hotel programs and another long-standing holding. Subscriber losses continue, and investor confidence in the company has waned.

Q. What is your outlook for the rest of 2005?

A. While higher interest rates and energy prices may eventually press harder on the economic brakes, for now the U.S. economy is expanding, albeit at a moderating pace. A slow-growth economy poses challenges to small-cap investors because small stocks have historically thrived when the economy is coming out of recession or growing rapidly. Nevertheless, as we move out of stocks that have reached our targets, we are still finding attractively valued companies with growth prospects offering above-market appreciation potential.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investing in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         84.7%
Temporary Cash Investment                                                  14.7%
Depositary Receipts for International Stocks                                0.6%

Sector Distribution
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Consumer Discretionary                                                     20.7%
Financials                                                                 19.3%
Health Care                                                                10.3%
Industrials                                                                 9.9%
Utilities                                                                   8.6%
Information Technology                                                      8.4%
Materials                                                                   8.1%
Consumer Staples                                                            6.9%
Energy                                                                      6.0%
Telecommunication Services                                                  1.8%

Five Largest Holdings
(As a percentage of equity holdings)

-------------------------------------------
1.      Foot Locker, Inc.             2.35%
-------------------------------------------
2.      BJ's Wholesale Club, Inc.     1.94
-------------------------------------------
3.      Safeway, Inc.                 1.92
-------------------------------------------
4.      Republic Services, Inc.       1.89
-------------------------------------------
5.      The PMI Group, Inc.           1.88
-------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05      12/31/04
Net Asset Value per Share     $ 24.17       $ 24.67

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.0771      $ 0.1221          $ 1.3647

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Mid Cap Value VCT Portfolio at net asset value, compared to that of the Russell Midcap Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

              Pioneer
              Mid Cap         Russell
             Value VCT        Midcap
             Portfolio      Value Index
6/95          10,000          10,000
              12,702          12,144
6/97          14,593          15,537
              17,115          19,536
6/99          17,665          20,637
              17,474          19,006
6/01          21,870          23,557
              21,157          24,009
6/03          21,626          23,853
              28,597          31,202
6/05          33,463          38,006

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years                                                                  12.84%
5 Years                                                                   13.88%
1 Year                                                                    17.01%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

While stocks prices showed significant short-term volatility during the first six months of 2005, mid-cap value stocks tended to outperform the overall market and value stocks outpaced the performance of growth-oriented styles. In the following discussion, Rod Wright, leader of the team that manages Pioneer Mid Cap Value VCT Portfolio, discusses the factors that affected performance over the past six months.

Q: How did the Portfolio perform?

A. Pioneer Mid Cap Value VCT Portfolio had reasonably good performance, despite trailing its benchmark index. During the six months ended June 30, 2005, the Portfolio's Class I shares had a total return of 4.30% at net asset value, while the Russell Midcap Value Index returned 5.51%.

   The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors affecting Portfolio performance?

A. In a generally positive period for mid-cap value stocks, performance was helped substantially by several holdings which were the subjects of merger or buyout proposals at premiums to their stock prices. Our stocks selections within consumer staples were particularly successful, followed by our holdings in information technology, industrials and the health-care sectors.

   Among our consumer staples holdings, retail pharmaceutical company CVS performed especially well as it surpassed earnings forecasts and successfully integrated the operations of stores acquired from the former Eckerd chain.

   In information technology, SunGard Data Systems was acquired by private equity investors, adding to Portfolio results. Imation, which produces data storage tapes, also contributed to performance. Avoiding any investment in Xerox turned out to be a good decision as its stock price fell. In health care, the top contributors included Triad Hospitals, whose stock appreciated from a low valuation after it showed evidence that it had strengthened its management controls, and IVAX, a generic pharmaceutical manufacturer.

   Although we overweighted energy stocks, which were the best-performing part of the market, performance was held back because we no longer had a position in Valero Energy, an independent oil refiner that continued to appreciate in a strong rally for the sector. We had sold our position and taken profits in Valero in 2004, but the stock continued to rise in the new year. Energy stocks that helped performance included Occidental Petroleum and Devon Energy.

   Among Portfolio holdings that disappointed was Symbol Technologies, which produces bar code scanners and hand-held devices used in inventory controls. Although its earnings failed to meet expectations, a new management team has taken over and we continued to hold the company because of its long-term prospects. Ball, which produces packaging such as aluminum cans for the beverage industry, was another holding that detracted from results.

   The biggest drags on performance, however, were our underweighting in utilities and our lack of investments in real estate investment trusts (REITs). Both industries performed very well, benefiting from the decline in long-term interest rates. We de-emphasized utilities because we thought they were overvalued, had few growth prospects, and offered low dividend yields compared to their long-term averages. We generally avoid the REIT industry.

Q: What is your investment outlook?

A. We think mid-cap value companies continue to be a very attractive part of the market in which to be invested. Many of these corporations have big-company strengths with the dynamic growth of smaller firms. We make our investment decisions based on our analysis of individual companies, rather than focusing on sector and industry allocations. We expect to continue to follow our long-term discipline and emphasize strong companies with attractive stock valuations, and we will maintain our focus on managing for both capital preservation and price appreciation.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in mid-sized companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         87.6%
Depositary Receipts for International Stocks                                7.1%
Temporary Cash Investment                                                   5.3%

Sector Distribution
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Information Technology                                                     33.1%
Health Care                                                                21.0%
Consumer Discretionary                                                     15.2%
Consumer Staples                                                           12.9%
Industrials                                                                 7.8%
Financials                                                                  6.7%
Telecommunication Services                                                  1.7%
Energy                                                                      1.6%

Five Largest Holdings
(As a percentage of equity holdings)

---------------------------------------
1.      Microsoft Corp.           5.34%
---------------------------------------
2.      Cisco Systems, Inc.       4.05
---------------------------------------
3.      Symantec Corp.            3.70
---------------------------------------
4.      PepsiCo, Inc.             3.31
---------------------------------------
5.      Procter & Gamble Co.      3.15
---------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05

Prices and Distributions

                              6/30/05      12/31/04
Net Asset Value per Share     $ 12.65       $ 13.04

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.0994      $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Growth Shares VCT Portfolio at net asset value, compared to that of the Russell 1000 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

               Pioneer
            Growth Shares      Russell
            VCT Portfolio    1000 Index
10/97          10,000          10,000
               12,574          12,371
 6/99          14,970          15,084
               14,576          16,479
 6/01          12,281          14,016
                8,155          11,510
 6/03           8,083          11,620
                8,883          13,883
 6/05           9,359          14,980

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                             -0.86%
(10/31/97)
5 Years                                                                   -8.48%
1 Year                                                                     5.36%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Large company growth stocks slumped early in 2005 before staging a comeback in May and June. However, the comeback was not sufficient to avoid negative results for growth stocks for the six months ended June 30, 2005. In the following interview, Christopher Galizio discusses the factors that affected the performance of Pioneer Growth Shares VCT Portfolio during the six months ended June 30, 2005. Mr. Galizio is one of the co-managers responsible for day-to-day management of the Portfolio.

Q. How did the Portfolio perform during the six months ended June 30, 2005?

A. Performance slightly lagged that of the large-cap growth universe, principally because of poor results from a few holdings. For the first six months of 2005, the Portfolio's Class I shares had a total return of -2.24%, while Russell 1000 Growth Index returned -1.72%, and the average return of the 670 funds in Lipper's Large Cap Growth Fund category was -1.72%.

   The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What were the principal factors affecting the Portfolio's results for the period?

A. We made good sector allocations during the six months, helping to support Portfolio performance. We began 2005 with an emphasis on the cyclical sectors, notably the materials, industrials and energy areas. We saw that the economy was continuing to recover, and a number of shortages were occurring in commodity markets, including copper. After these stocks rallied in the early months of the year, we took profits and reduced our positions substantially, even eliminating the Portfolio's materials investments. We believe the share prices of many of these companies had gone higher than we thought the corporations' values merited, and we decided to sell into strong demand. We were concerned that market interest rates - which had been declining despite the tightening policies of the U.S. Federal Reserve Board - finally would begin to rise, adversely affecting cyclical stocks. Our worry about the risk of higher interest rates also prompted us to reduce our investments in consumer discretionary stocks, especially retailers. As we did this, we moved from cyclical stocks into less cyclical growth stocks, including information technology and health care. Both those sectors went from being underweighted to being emphasized over the course of the six months. In general, we believed it was time to move into companies with long-term growth prospects not dependent on cyclical movements.

Q. What were some of the individual investments that helped support performance?

A. Our investment in Texas Instruments was a major help to performance as it appreciated significantly, with improved earnings prospects of its semiconductors and wireless phones and the introduction of a new generation of wireless telecommunications technology.

   Two of our best decisions were to avoid or de-emphasize major companies that were significant parts of the Russell 1000 Growth Index. We completely avoided IBM stock, which declined by 20% during the six months. We also limited exposure to Internet auction company eBay, whose stock declined 41% over the period.

   Two generic drug manufacturers turned in stellar performance for the period. Both IVAX and Endo Pharmaceutical rose with the improving outlook for generic manufacturers as several major drugs were scheduled to lose their patent protection in the near future. Both firms also had company-specific issues that gave their share prices extra support. IVAX received FDA approval of a new technology for inhalers for asthma patients, while Endo won a court case challenging another company's claimed patent for the pain reliever oxycontin.

   Other strong performers included copper miners Phelps Dodge and Freeport-McMoRan, both of which we sold before the period ended, Altria Group, which won a court fight in a tobacco liability suit in which it was a defendant, and Hewlett-Packard, which gained on news of the appointment of a new chief executive.

Q. What were some of the investments that held back performance?

A. The biggest disappointment was Avaya, the producer of enterprise telephone systems for large corporations and other major institutions, whose stock price declined by 50%. Avaya offers large enterprises both traditional phone equipment as well as a newer technology that helps institutions transition to Internet-based phone systems. However, sales of the traditional equipment lagged, while the new technology failed to meet expectations. Despite the disappointment, we have retained the position. We also continue to own another notable detractor, information technology consulting company Accenture. The company reported disappointing earnings, but we believe it has the potential to recover. Another disappointment was American International Group, the giant insurer, whose stock price plummeted in the midst of an SEC investigation into its finances that resulted in the forced resignation of its long-time chief executive.

Q. What is your outlook for the coming months?

A. We believe the best opportunities will come from investments in secular, or long-term, growth companies, that are less sensitive to interest rates and the business cycle than are cyclical companies. We think interest rates are very low and are due to start rising, while oil and basic materials prices may be vulnerable to price corrections.

   We have seen particular value in the information technology and health care companies, which have the potential to produce more consistent earnings.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         82.0%
Temporary Cash Investment                                                  18.0%

Sector Distribution
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Office                                                                     19.0%
Apartment                                                                  18.1%
Regional Mall                                                              13.6%
Shopping Center                                                            12.1%
Industrial                                                                 11.5%
Hotel                                                                       9.7%
Diversified                                                                 7.5%
Self Storage                                                                4.0%
Cash & Cash Equivalents                                                     1.9%
Triple-Net                                                                  1.8%
Manufactured Homes                                                          0.4%
Health Care                                                                 0.4%

Five Largest Holdings
(As a percentage of equity holdings)

---------------------------------------------------------
1.      Simon DeBartolo Group, Inc.                 7.11%
---------------------------------------------------------
2.      Boston Properties, Inc.                     5.41
---------------------------------------------------------
3.      AvalonBay Communities, Inc.                 4.85
---------------------------------------------------------
4.      Equity Residential Property Trust           4.24
---------------------------------------------------------
5.      Catellus Development Corp.                  4.00
---------------------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05

Prices and Distributions

                              6/30/05      12/31/04
Net Asset Value per Share     $ 24.69       $ 24.30

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.3600      $  -              $ 0.886

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Real Estate Shares VCT Portfolio at net asset value, compared to that of the Wilshire Real Estate Securities Index. Portfolio returns are based on net asset value and do not reflect applicable insurance fees and surrender charges.

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

             Pioneer         Wilshire
           Real Estate      Real Estate
           Shares VCT       Securities
            Portfolio          Index
6/95          10,000          10,000
              11,488          11,845
6/97          15,741          15,818
              16,886          16,846
6/99          15,311          15,687
              16,023          16,386
6/05          19,161          20,410
              21,938          23,219
6/05          22,454          23,905
              28,944          30,882
6/05          39,091          41,593

The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of real estate investment trusts (equity and hybrid) and real estate operating companies. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years                                                                  14.61%
5 Years                                                                   19.53%
1 Year                                                                    35.06%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Despite a sharp but brief pullback in prices during the first quarter, real estate stocks delivered positive results for the six months ended June 30, 2005. As Matthew Troxell of AEW Capital Management, L.P., explains in the following interview, investors may be concerned about higher interest rates and the pace of economic growth, but real estate investments continue to offer an attractive mix of income, growth and diversification benefits.

Q. The rally in real estate stocks has entered its sixth year. Was the momentum evenly spread across the sector's different property types?

A. During the first half of 2005, we began to see some differentiation among the sub sectors as investors began to discern relative value and absorb concerns about higher interest rates, the strength of the economy and, quite frankly, the fact that real estate stocks have delivered five years of outperformance relative to the broader stock market. We continue to see improvement in the underlying fundamentals across the real estate sector and will rely on our bottom-up, company-focused strategy of selecting stocks in an effort to avoid overvalued or troubled companies.

Q. How did the Portfolio perform in this environment?

A. For the six months ended June 30, 2005, the Portfolio's Class I shares returned 6.86% at net asset value. This performance was slightly ahead of the Wilshire Real Estate Securities Index, which rose 6.79% for the same period.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What investments had the most impact on performance?

A. The office sector was a major contributor to performance. Despite an underweight position in office holdings relative to the benchmark, the Portfolio's selection of office investments outperformed both the office sub sector within the Wilshire Real Estate Securities Index as well as the index as a whole. In effect, our stock selection more than made up for the Portfolio's smaller exposure to office investments relative to this benchmark. Brookfield Properties was a standout performer. This Canadian operating company owns high-quality office buildings in New York City and other major markets. Our decision to overweight the position was significant, because the stock outperformed - making its impact on the Portfolio even more significant.

   In the lodging sector, hotel investments delivered mixed results. Although performance was positive overall, this sector of the real estate market lagged the benchmark. Starwood Hotels and Resorts, a sizable holding (but not to the degree that it is in the benchmark), was a disappointment. Several factors may have contributed to the stock's weakness, including profit taking after strong performance in 2004 or investor concerns that a slowing economy might dampen the lodging recovery that had been priced into the stock. On the other hand, Strategic Hotel Capital proved rewarding. This relatively young company, which acquired two hotels during the period, is gaining wider appeal among investors. A significant management change also may have acted as a catalyst for the company's appreciating stock price.

   Finally, the mall sector contributed positively to performance. Strong operating fundamentals at the property level and healthy consumer spending patterns continue to favorably impact the returns of the mall REITs.

Q. Any notable sales or additions in the Portfolio?

A. During the six months, we continued to reduce the Portfolio's exposure to Equity Office Properties because we have concerns about the price of its stock relative to its future earnings prospects. Our decision to limit the Portfolio's exposure to that REIT was a drawback, since it performed well. However, we were able to sell into that strength as we pared back the position.

   We initiated a new position in Brandywine Realty Trust, an office REIT focused on properties in the Mid-Atlantic States. In addition to its attractive valuation, this REIT is developing a large office tower in Philadelphia, which we think will be a catalyst for continued growth and value over time.

Q. What is your outlook?

A. With the real estate market posting total returns in excess of 30% in 2003 and 2004, finding bargain investment opportunities has become more challenging. However, paying close attention to our valuation metrics, we think our investment process, which relies more heavily on stock selection rather than sector allocation strategies, will help identify the most attractive companies, which might be overlooked or undervalued by the market. We think our analysis will help ensure that we are not paying too much for future income and growth opportunities.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         95.2%
Depositary Receipts for International Stocks                                3.2%
International Common Stocks                                                 1.4%
Temporary Cash Investments                                                  0.2%

Sector Distribution
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Financials                                                                 17.0%
Information Technology                                                     15.1%
Consumer Discretionary                                                     14.1%
Health Care                                                                12.5%
Industrials                                                                11.0%
Energy                                                                      9.1%
Consumer Staples                                                            9.0%
Materials                                                                   6.3%
Telecommunication Services                                                  3.9%
Utilities                                                                   2.0%

Five Largest Holdings
(As a percentage of equity holdings)

-------------------------------------------
1.      Exxon Mobil Corp.             2.45%
-------------------------------------------
2.      Target Corp.                  2.34
-------------------------------------------
3.      Chevron Corp.                 2.25
-------------------------------------------
4.      United Technologies Corp.     2.10
-------------------------------------------
5.      Johnson & Johnson             2.00
-------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05      12/31/04
Net Asset Value per Share     $ 20.30       $ 20.57

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.1300      $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Fund VCT Portfolio at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

              Pioneer
             Fund VCT
             Portfolio        S&P 500
10/97          10,000          10,000
               11,964          12,527
 6/99          14,728          15,380
               16,018          16,497
 6/01          14,760          14,053
               12,688          11,529
 6/03          12,067          11,558
               14,220          13,764
 6/05          15,399          14,627

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                              5.80%
(10/31/97)
5 Years                                                                   -0.78%
1 Year                                                                     8.29%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

In the following discussion, John Carey, portfolio manager of Pioneer Fund VCT Portfolio, reviews the past six months and gives an overview of the Portfolio's performance over that period.

Q: Please discuss the performance of Pioneer Fund VCT Portfolio versus its stock-market benchmark.

A. The first six months of 2005 were lackluster ones for the blue-chip U.S. stock market. While many foreign markets did well, and in the U.S. even the small and mid-cap sectors generally produced modest gains, the large-cap market here was largely dead in the water. Through June 30, Class I shares of Pioneer Fund VCT Portfolio returned -0.68% at net asset value, versus a decline of 0.81% for the benchmark Standard & Poor's 500 Index. Hence we finished a hair ahead of the S&P, in a period characterized mainly by backing and filling, spurting, then sputtering, of performance. Given a result approximately the same as that of the market, there were no particular problems in the portfolio, nor any investments in particular stocks, industries, or sectors that did so well or so poorly as to throw the contest decisively one way or the other. On the whole, it would appear to have been a rather forgettable time. However, beneath the surface, changes were brewing and valuation trends were shifting.

   The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   The most striking sector performance came from energy and utilities. The high oil price spurred investors to load up on everything related to energy. The utilities undoubtedly benefited from some of that indiscriminate buying and also from investors' avid interest in higher dividend-paying stocks. Otherwise, though, health care and consumer staples, sectors usually considered more "growth" in nature than "value," outperformed financials, industrials, and materials, value-oriented groups that had done very well earlier in the cycle and right down through the end of last year. While information technology, another growth sector, was weak overall, there were signs of life in some industries within it, most notably semiconductors. We suspect that investors were re-allocating assets in their portfolios, taking profits in stocks that had done well and purchasing shares that appeared undervalued. We shall see in the upcoming months whether the trends continue.

Q: Which sectors and stocks most affected investment results over the past six months?

A. Our stock selections in consumer discretionary, information technology, and consumer staples were the biggest positive contributors to relative performance, while our selections in health care and industrials, as well as our overweight in materials, proved the largest negative contributors to performance. Greatly assisting in consumer discretionary were our holdings in May Department Stores, recipient of a premium take-over bid from competitor Federated Department Stores, and John Wiley & Sons, successful publisher of scientific, technical, and medical books and journals as well as various consumer, or "trade," books. Steering clear of the troubled stock eBay also helped. In information technology, it was similarly what we did not own that helped, namely the weak performers QUALCOMM and International Business Machines; in the case of I.B.M. we sold our underweight position during the period. With respect to consumer staples, we had a large overweight position in top performer Walgreen and no shares of laggard Wal-Mart.

   On the negative side, we were unrepresented in the health-care providers and services industry within health care, one of the bright spots for that sector, and in industrials, several of our names "corrected" after having previously enjoyed very good performance. Norfolk Southern, PACCAR, Deere, and Johnson Controls, the culprits, all seemed, however, like good long-term investments, and so we held onto them despite the recent share-price disappointments. Finally, we maintained an overweight in the difficult materials sector because we thought that, too, would justify our confidence longer term.

Q: What changes did you make to the Portfolio?

A. On the purchase side of the ledger, Weatherford International is an expert in oil services, particularly noted for its well-completion and "artificial lift" systems. CVS, a nationwide drugstore chain, Staples, the office-supply retailer, and Costco Wholesale, the operator of wholesale membership warehouses, extended the diversification of our portfolio in the consumer staples and consumer discretionary sectors. In finance, we invested in Bank of America and Citigroup, both of which were priced at levels we thought reflected the risks in their operations, and also in several new insurance names, including Hartford Financial Services and Montpelier Re Holdings. We enlarged our health-care investment with Bristol-Myers Squibb, a beleaguered pharmaceutical company, but one with recovery prospects, and Biomet, which we had earlier owned and sold profitably and now found selling again at a reasonable price.

   Among the liquidations were Illinois Tool Works, United Parcel Service, United Health Group, and American Electric Power, all of which we judged to be selling at fair values. We sold long-term holdings American International Group, Procter & Gamble, and International Business Machines at very significant profits, deciding in each case that we had attractive alternatives.

Q: What is your outlook for the rest of the year?

A. While we certainly share other investors' concerns about the spike in oil prices and the "tightening" by the Federal Reserve, we remain generally optimistic about the economy and the stock market. For sure, earnings growth will continue slowing as the economic cycle moves along, and we also tend to think that intermediate and long interest rates will eventually match some of the rise in short-term rates. As always, however, there are stocks that are relatively reasonably priced, and if one remembers to invest on the basis of the fundamental values there should still be plenty of good opportunities to make money over the long term. Thank you for your continued support.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         94.1%
Temporary Cash Investments                                                  5.1%
Convertible Preferred Stocks                                                0.8%

Sector Distribution
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Financials                                                                 20.5%
Utilities                                                                  18.3%
Consumer Discretionary                                                     10.3%
Industrials                                                                 9.5%
Health Care                                                                 9.0%
Telecommunication Services                                                  9.0%
Energy                                                                      8.5%
Consumer Staples                                                            7.0%
Materials                                                                   5.9%
Information Technology                                                      2.0%

Five Largest Holdings
(As a percentage of equity holdings)

------------------------------------------
1.      PACCAR, Inc.                 3.64%
------------------------------------------
2.      Exxon Mobil Corp.            3.15
------------------------------------------
3.      ConocoPhillips               2.95
------------------------------------------
4.      Questar Corp.                2.94
------------------------------------------
5.      Washington Mutual, Inc.      2.94
------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05      12/31/04
Net Asset Value per Share     $ 20.76       $ 20.58

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.2200      $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Equity Income VCT Portfolio at net asset value, compared to that of the Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

              Pioneer         Russell
           Equity Income    1000 Value
           VCT Portfoio        Index
6/95        10,000            10,000
            11,721            12,462
6/97        15,348            16,599
            19,687            21,385
6/99        22,937            24,887
            21,545            22,669
6/01        23,819            25,012
            21,818            22,772
6/03        21,014            22,541
            24,761            27,303
6/05        28,266            31,138

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years                                                                  10.95%
5 Years                                                                    5.58%
1 Year                                                                    14.16%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

In the following discussion, John Carey, portfolio manager of Pioneer Equity Income VCT Portfolio, reviews the past six months of 2005 and gives an overview of the Portfolio's performance over that period.

Q: How did the Portfolio perform versus its benchmark, the Russell 1000 Value
   Index? To what do you attribute the Portfolio's relative performance?

A. For the six months ended June 30, 2005, Pioneer Equity Income VCT Portfolio rose in value by 1.96% at net asset value, versus 1.76% for the Russell 1000 Value Index. Overall, it was a quarter of modest gains for both the Portfolio and the market. Investors were troubled by high oil prices, rising short-term interest rates, and the continued violence in the Middle East. At the same time, corporate earnings were generally good, and companies continued to boost their dividends. Overseas investors also seemed more comfortable with the outlook for the United States economy, judging from the significant strengthening of the U.S. dollar versus the Euro. On balance, then, it was a positive period, though a period characterized by alternating bouts of optimism and pessimism.

   The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   The relative outperformance of the Portfolio versus its benchmark was attributable principally to our overweighting of the utilities sector, which was one of the three top-performing sectors in our benchmark during the period. That overweighting, plus the good performance of the utility stocks we chose, particularly Questar, Constellation Energy, and Ameren, more than made up for our underweighting in energy and our weak stock selection in health care, the other two strong sectors in the first half of the year.

   Merger-and-acquisition activity continued at a brisk pace, as companies with large cash reserves and rich share prices used the opportunity to buy competitors and expand their market share. Our May Department Stores received a premium take-over bid from retailing rival Federated Department Stores. In this case, the projected deal is to include a combination of cash and Federated shares. Other notable performers in the portfolio were ConocoPhillips, beneficiary of the robust energy market, and Chubb, participant in the strong property-and-casualty insurance industry.

   Weak performers in the first half included some of our industrial, materials, and consumer-discretionary names. PACCAR, builder of heavy trucks, saw some profit taking in its shares. Roanoke Electric Steel saw its shares rise and fall with the volatile price of steel. Finally, Ford Motor and Johnson Controls both suffered with the soft market for domestic automobiles.

Q: What changes did you make to the Portfolio?

A. We bought six new stocks and liquidated about the same number of positions. Among the depressed financials, we added Citigroup and Bank of America. The two "mega banks" appeared to us to be priced at levels adequately reflecting the risks in their operations, and both sported attractive dividend yields of about 4%. Citizens Communications, based in Connecticut, provides telephone service throughout the U.S. and pays a very generous dividend of about 7%. Deere, the premier name in agricultural equipment, is doing particularly well as farm incomes rise and farmers buy bright, spanking new tractors. We also purchased shares of Coca-Cola, which we thought was quite reasonably priced, and Genuine Parts, leading distributor of auto parts, which does well whether people are buying new cars or not.

   Eliminated during the period were several stocks we judged had reached full value, including Occidental Petroleum, Boeing, General Dynamics, and Simon Property Group. We also sold General Motors, Microsoft, and International Business Machines, in each case concluding that we had found preferable alternatives.

Q: What is your outlook?

A. While we certainly share other investors' concerns about the spike in oil prices and the "tightening" by the Federal Reserve, we remain generally optimistic about the economy and the market. For sure, earnings growth will continue slowing as the economic cycle moves along, and we also tend to think that intermediate and long interest rates will sooner or later match part of the rise in short-term rates. As always, however, there are stocks that are relatively reasonably priced, and if one remembers to invest on the basis of the fundamental values there should still be plenty of good opportunities, we think, to make money over the long term. Thank you for your continued support.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.} Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         61.7%
U.S. Government Securities                                                 23.4%
U.S. Corporate Bonds                                                       10.9%
Depositary Receipts for International Stocks                                1.8%
Temporary Cash Investments                                                  1.0%
Asset Backed Securities                                                     0.5%
U.S. Government Agency Obligations                                          0.4%
Collateralized Mortgage Obligations                                         0.3%

Sector Distribution
(As a percentage of long-term holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Government Obligations                                                     24.0%
Consumer Staples                                                           12.5%
Financials                                                                 11.2%
Information Technology                                                     10.9%
Health Care                                                                10.8%
Consumer Discretionarly                                                     9.7%
Energy                                                                      6.6%
Materials                                                                   5.9%
Industrials                                                                 5.7%
Telecommunication Services                                                  2.2%
Utilities                                                                   0.5%

Five Largest Holdings
(As a percentage of long-term holdings)

------------------------------------------------------
1.      Berkshire Hathaway, Inc. (Class B)     3.24%
------------------------------------------------------
2.      Northrop Grumman Corp.                 3.12
------------------------------------------------------
3.      Microsoft Corp.                        3.01
------------------------------------------------------
4.      PepsiCo, Inc.                          2.86
------------------------------------------------------
5.      CVS Corp.                              2.80
------------------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05      12/31/04
Net Asset Value per Share     $ 14.29       $ 14.40

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.1200      $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Balanced VCT Portfolio at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index and the Lehman Brothers Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

             Pioneer                      Lehman Brothers
          Balanced VCT                    Aggregate Bond
            Portfolio        S&P 500           Index
6/95         10,000           10,000          10,000
             11,736           12,596          10,501
6/97         14,043           16,962          11,358
             15,966           22,075          12,554
6/99         15,852           27,103          12,947
             16,229           29,070          13,536
6/01         16,779           24,764          15,057
             15,165           20,317          16,357
6/03         15,952           20,367          18,058
             17,394           24,255          18,118
6/05         17,896           25,787          19,353

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years                                                                   5.99%
5 Years                                                                    1.97%
1 Year                                                                     2.88%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

In the following interview, Timothy Mulrenan, who is responsible for the equity portfolio of Pioneer Balanced VCT Portfolio, and Richard Schlanger, who is responsible for the fixed-income component of the Portfolio, discuss the markets and the factors that affected performance.

Throughout the six months, the Portfolio retained stable allocations to equities and bonds, with about 64% of assets in stocks and 36% in fixed-income securities.

Q: How did the Portfolio perform?

A. Pioneer Balanced VCT Portfolio had a total return of 0.07% at net asset value during the six months ended June 30, 2005.

   The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What general factors affected fixed income performance during the six months?

A. Over the period, as the economy expanded and new jobs were created, the Federal Reserve Board raised the short-term Federal Funds rate from 2.25% to 3.25%. However, in a phenomenon that Fed Chairman Alan Greenspan referred to as a "conundrum," the yields of longer-maturity bonds resisted the upward pressure and actually declined, and the yield curve - which reflects the difference in yields of short- and long-term investments - flattened. During the six months, for example, the difference between the yields of two-year and 10-year Treasuries narrowed from 116 basis points (a basis point is one-hundredth of one percentage point) to 28 basis points. This led to additional stimulus in some parts of the economy, notably housing, where mortgage rates are highly influenced by 10-year Treasuries. There was considerable volatility in the corporate bond market, however, especially in the early spring when major credit agencies announced they were downgrading the debt of automotive giants General Motors and Ford from investment grade to below-investment grade. While we held some General Motors and Ford debt, the Fund was not significantly affected by the downgrade.

   It was an environment in which longer-maturity investments had a performance advantage over shorter-term securities, especially among high-quality securities. Treasuries outperformed mortgages, and investment-grade corporates outperformed high-yield corporates.

   The performance of the fixed-income portfolio, while consistent with that of the Lehman Brothers Aggregate Bond Index, was held back somewhat by our de-emphasis of long-term Treasuries. We also had cut our exposure to mortgage-backed securities, although we subsequently increased it again by investing in bonds with less prepayment risk. At the end of the six-month period, mortgages accounted for slightly less than 50% of fixed-income assets. Industrial and utility bonds represented the next largest sector weighting.

   Average credit quality was AA - on June 30, while duration - a measure of sensitivity to changes in interest rates - was 4.13 years.

Q: What factors affected equity performance during the period?

A. Equity investors struggled to detect an underlying trend for the six months, and most equity indexes ended the period close to where they started. The lackluster results came despite a healthy corporate profit picture. Investors were concerned about a variety of issues, including the effects of rising oil prices, higher short-term interest rates and even the possibility of a steep correction in real estate prices. Because of these factors influencing sentiment, stock prices did not keep pace with corporate earnings growth. In the overall stock market, small- and mid-cap stocks outdistanced large-company stocks, and value stocks performed better than growth stocks. Within the large-cap S&P 500 universe of stocks, only three of 10 sectors had positive performance - energy, utilities and health care.

   The portfolio's investments in the consumer staples sector helped performance. Two stocks from that sector did particularly well: Gillette, which announced it is being acquired by Proctor & Gamble at a 15% premium to its stock price; and CVS, the pharmacy chain which has successfully integrated the acquisition of the former Eckerd's stores. Within the energy sector, investments in EnCana, a Canadian oil and natural gas producer, and National Oil Well Barco, a leading provider of oil-field equipment and services, both benefited from rising commodity prices. In the health-care area, one of the top performers was the pharmaceutical company IVAX, which appreciated both because of the excellent prospects for generic drug products, and because of opportunities for some of its branded pharmaceuticals.

   Holding back results, however, was the portfolio's investment in Avaya, which provides telecommunications systems for large organizations. Its sales of traditional telephone equipment slumped, while newer equipment designed for the Internet did not meet growth expectations. UPS declined because of disappointing earnings linked to heightened competition in the domestic ground business, while Newmont Mining, a gold mining company, underperformed as the price of gold stopped rising. Not owning any utilities stocks also held back results. We avoided the sector because of the poor growth prospects of utilities companies, but their stock valuations rose as longer-term interest rates declined.

Q: What is your outlook for equities?

A. We think that equity prices in 2005 should rise consistent with corporate earnings growth. Even though profit growth may continue to decelerate, that should imply moderate positive performance from equity investments, especially as the Federal Reserve Board nears the end of its round of short-term interest-rate hikes. Although value stocks have outperformed growth stocks recently, we think the performance of growth stocks should be close to that of value issues in the coming months. We also think the performance of large-company stocks should improve relative to smaller company equities. This should be an environment that favors our strategy of emphasizing higher-quality, large-company growth stocks.

Q: What is your outlook for bonds?

A. At least in the near term, we anticipate that the Federal Reserve will keep raising short-term interest rates, while the economy should continue to grow at an annual rate in the range of 3% to 3.5%. Overall, we anticipate moderate, positive returns from fixed-income investments.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment in securities)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Corporate Bonds                                                       67.9%
Convertible Corporate Bonds                                                16.8%
Temporary Cash Investments                                                  6.1%
U.S. Common Stocks                                                          4.7%
Convertible Preferred Stocks                                                2.9%
Preferred Stocks                                                            1.6%

Maturity Distribution
(As a percentage of total investment in securities)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

0-1 year                                                                    0.2%
1-3 years                                                                   9.4%
3-4 years                                                                  20.8%
4-6 years                                                                  47.4%
6-8 years                                                                  11.7%
8+ years                                                                   10.5%

Five Largest Holdings
(As a percentage of long-term holdings)

--------------------------------------------------------------
1.      Mueller Industries, Inc., 6.0%, 11/1/14          4.70%
--------------------------------------------------------------
2.      DRS Technologies, Inc., 6.875%, 11/1/13          3.08
--------------------------------------------------------------
3.      Allegheny Energy Supply, 7.8%, 3/15/11           3.04
--------------------------------------------------------------
4.      Novelis, Inc., 7.25%, 2/15/15, (144A)            3.02
--------------------------------------------------------------
5.      Valeant Pharmaceuticals, 7.0%, 12/15/11          3.01
--------------------------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05      12/31/04
Net Asset Value per Share     $ 10.89       $ 11.67

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.3136      $ 0.0579          $ 0.3211

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer High Yield VCT Portfolio at net asset value, compared to that of Merrill Lynch
(ML) High Yield Master II Index and of the ML Index of Convertible Bonds (Speculative Quality). Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

             Pioneer          ML High       ML Convertible
           High Yield      Yield Master   Bonds (Speculative
          VCT Portfolio      II Index       Quality) Index
5/00          10,000          10,000            10,000
              10,692          10,193            10,511
6/01          11,854          10,101             8,074
              12,499           9,658             7,377
6/03          14,804          11,804             9,197
              16,254          13,006            11,090
6/05          17,393          14,387            11,243

Index comparisons begin on 4/30/00. The ML High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The ML Index of Convertible Bonds (speculative quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                             10.88%
(5/1/00)
5 Years                                                                   10.22%
1 Year                                                                     7.00%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05

The high-yield market posted a slightly positive return during the six months ended June 30, 2005, as the income provided by high-yield bonds offset their price depreciation. Portfolio manager Margaret Patel, in the interview that follows, explains the factors that influenced the high-yield market and the reasons behind the Portfolio's underperformance of its benchmark.

Q. How did the Portfolio perform?

A. During the six months ended June 30, 2005, the Portfolio's Class I shares had a total return based on net asset value of -0.71%. By comparison, the Merrill Lynch High Yield Master II Index returned 1.13%.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What was the environment like for the high-yield market during 2004?

A. The high-yield market was relatively stable, in spite of rising short-term interest rates. The yield spread, or advantage, offered by high-yield bonds relative to comparable U.S. Treasuries widened somewhat, indicating the slight underperformance of non-investment-grade issues. High-yield bond prices declined modestly during the period, but the higher income the securities provide offset their capital depreciation. The price declines resulted from outflows from high-yield bond mutual funds and because of concerns about credit quality. Investors sought a slightly lower risk profile due to the downgrades of General Motors' and Ford's debt, and because they thought the U.S. economy might slow in the aftermath of continued hikes in short-term interest rates by the Federal Reserve Board. The market efficiently absorbed the automakers' debt - which currently constitutes more than 10% of the Merrill Lynch index - but the activity created some momentary volatility.

Q. Why did the Portfolio's performance lag that of the Merrill Lynch High Yield Master II Index?

A. While the Portfolio's investments in convertible securities historically have helped its relative performance, that was not the case during the period. Convertibles underperformed conventional high-yield bonds because they, by their nature, were more sensitive than comparable high-yield issues to the short-term interest rate hikes implemented by the Fed. Lower-than-normal volatility in the equity markets also contributed to the underperformance of convertible securities, and hence the Portfolio. At the same time, Portfolio performance was bolstered by our moves to raise its average credit quality, as lower-quality issues underperformed during the period.

Q. Which investments proved to be some of the top performers during the fiscal period? Which disappointed?

A. LNR Properties went private by making a tender offer for its bonds at a substantial premium to its face value. We took advantage of this offer. The Portfolio's investments in convertible securities issued by industrial equipment manufacturer Roper Industries rose in concert with its stock price, because the company enjoyed better markets for its products. Mueller Industries, which offers metals products, also benefited from improving demand.

   On the down side, Lyondell Chemical declined due to soft prices for and excess inventories of its products. Advertising agency Interpublic Group fell as its turnaround stalled and because of the firm's delay in submitting its compliance reporting. Finally, newsprint company Bowater dipped in response to overcapacity and softening prices for pulp and paper products.

Q. What is your outlook?

A. We are optimistic about the economy and the high-yield market, looking out over the balance of the Portfolio's fiscal year. After seeing their yield spreads widen during the period, high-yield issues should be more attractively valued relative to Treasuries at a time when the economy continues to grow. The default rate also remains well below its historical average. Therefore, prices for high-yield bonds - particularly those of higher credit quality - should offer attractive relative value if Treasury yields remain at current levels or move moderately higher as the Fed pursues its measured approach of raising short-term interest rates.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Portfolio will generally rise. When concentrating on one issuer, the Portfolio is sensitive to changes in the value of these securities. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Corporate Bonds                                                       54.0%
U.S. Government Securities                                                 31.8%
Foreign Government Bonds                                                    6.7%
Asset Backed Securities                                                     3.7%
Temporary Cash Investment                                                   1.7%
Municipal Bonds                                                             1.0%
Collateralized Mortgage Obligations                                         0.8%
Convertible Corporate Bonds                                                 0.3%

Maturity Distribution
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

0-1 year                                                                    5.8%
1-3 years                                                                  27.3%
3-4 years                                                                  17.5%
4-6 years                                                                  26.6%
6-8 years                                                                  17.1%
8+ years                                                                    5.7%

Five Largest Holdings
(As a percentage of long-term holdings)

--------------------------------------------------------------------------------
1.      Federal Home Loan Mortgage Corp., 4.5%, 4/1/20                1.62%
--------------------------------------------------------------------------------
2.      Federal Home Loan Mortgage Corp., 6.0%, 8/1/34                1.54
--------------------------------------------------------------------------------
3.      Federal Home Loan Mortgage Corp., 5.5%, 11/1/34               1.26
--------------------------------------------------------------------------------
4.      U.S. Treasury Strip, 0.0%, 2/15/11                            1.21
--------------------------------------------------------------------------------
5.      Federal National Mortgage Association, 6.375%, 8/15/07        1.12
--------------------------------------------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05      12/31/04
Net Asset Value per Share     $ 10.97       $ 11.26

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.3160      $ 0.0045          $ 0.1523

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Strategic Income VCT Portfolio at net asset value, compared to that of the Lehman Brothers U.S. Universal Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

             Pioneer
            Strategic
           Income VCT        Lehman U.S.
            Portfolio      Universal Index
7/99          10,000          10,000
              10,180          10,521
6/01          10,913          11,654
              11,780          12,553
6/03          14,225          13,999
              15,152          14,140
6/05          16,929          15,186

Index comparison begins July 31, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded from the Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                              9.30%
(7/29/99)
5 Years                                                                   10.71%
1 Year                                                                    11.73%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Prices of high-yield and foreign-denominated securities tended to slip in the first six months of 2005. While the Federal Reserve Board continued to raise short-term interest rates in the U.S. during the period, the yields of longer-term bonds declined for the period, leading to price appreciation of longer-maturity, high-quality bonds, which outperformed high-yield corporate debts. On international currency markets, the U.S. dollar strengthened for the six months, limiting the returns U.S.-based investors could realize in foreign, fixed-income securities. In the following interview, Kenneth J. Taubes discusses the factors that influenced the performance of Strategic Income VCT Portfolio during the six months. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Portfolio.

Q. How did the Portfolio perform during the first half of 2005?

A. In a challenging environment for fixed-income investing, Strategic Income VCT Portfolio produced a positive return, although it underperformed its benchmark. For the six months ended June 30, 2005, the Portfolio's Class I shares had a total return of 1.67%, while the Lehman U.S. Universal Bond Index returned 2.51%. The Portfolio continued to produce a high level of income. On June 30, 2005, the standardized SEC yield for Class I shares was 7.36%.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What type of investment environment affected the Portfolio during the six months?

A. The Portfolio weathered a challenging environment of diverse and sometimes conflicting factors that influenced the global fixed-income markets. Domestically, corporate high-yield bonds underperformed investment-grade and high-grade debt, especially in the first three months of 2005. Although economic growth and corporate profits appeared to be growing steadily, investors were worried about the possibility that short-term interest rate hikes by the Federal Reserve, combined with rising energy prices, might slow the economy. The fears receded somewhat during the next three months, and high- yield bonds recovered some of their price losses and finished the period with positive performance, despite lagging the results of high-grade securities. Long-term interest rates backed up a bit in the first months of the year, adversely affecting the performance of long-term, higher-rated bonds, which are highly sensitive to interest-rate changes. But long-term rates declined in the final months of the six-month period, helping the performance of longer-maturity high-quality bonds. Additionally, one of the best-performing parts of the domestic fixed-income market was the mortgage sector.

   Internationally, one of the most influential factors affecting fixed-income markets was the strengthening of the U.S. dollar, which had been steadily weakening before the period began. Bonds denominated in non-dollar currencies declined in value as the dollar strengthened, undermining the performance of non-dollar investments.

Q. What were your principal strategies during the six months, and what was the impact on performance?

A. We reduced our exposure to foreign-denominated bonds. By June 30, 2005, our currency exposure to non-dollar denominated bonds had been cut from about 20% of Portfolio assets in late 2004 to 12.9%. We concentrated our foreign investments in countries with currencies in which we had the most confidence, including Norway, Canada and Australia.

   Domestically, we emphasized the mortgage sector, which accounted for 26.9% of total Portfolio assets by June 30, 2005. At the same time, we have been steadily upgrading the overall credit quality of our investments. Average credit quality of the Portfolio rose from BBB- to BBB over the six months as we reduced our below-investment grade, higher-yielding investments and reduced our exposure to lower-rated securities within the high-yield sector. On June 30, 2005 about 32% of Portfolio assets were invested in domestic high-yield bonds.

   As the yield curve flattened - the difference between yields of short-term and long-term securities grew tighter - we reduced the Portfolio's overall sensitivity to changes in interest rates, as measured by duration. At the end of the six months, the Portfolio's effective duration was 4.3 years, down from 4.6 years at the beginning of the year.

   The emphasis on mortgage-backed securities was a major positive contributor to Portfolio performance as the mortgage sector outperformed other parts of the market. Individual holdings that performed well included bonds of Shaw Group, a construction company that announced a tender offer to buy back its debt, and of Metro PCS, a wireless telecommunications company which provides services in several urban areas in the Western and Southeastern states. Bonds of Refco, a securities firm specializing in derivatives trading, also rose on news that the company planned an initial public stock offering.

   While our reduction of investments in foreign bonds and lower-quality, domestic high-yield bonds helped during a volatile period, our positions in both foreign bonds and high-yield bonds underperformed other parts of the Portfolio. Other disappointing investments included bonds issued by Northwest Airlines, which faced challenges in negotiating new labor agreements and in addressing its pension obligations, and Duane Reade, the New York-based retail pharmaceutical chain.

Q. What is your investment outlook?

A. We expect that the Federal Reserve will continue to raise short-term rates, at least until monetary policy is seen as neutral. How far the rate hikes go will depend upon the strength of the economy. However, we have seen increased stability in the bond market in the final weeks of the six-month period, and we have adopted a more conservative asset allocation policy in recognition of the relatively narrow spreads in yields between securities of different credit risk. In this environment, we expect to maintain a relatively short duration - to control the risk of a rise in interest rates - and we anticipate continuing to maintain a well diversified portfolio of investments from different fixed-income sectors. Domestically, we expect to maintain an emphasis on mortgage securities. We also think that currency fluctuations are less likely to have an influence on performance of foreign investments, and we expect that bonds of countries such as Norway and Sweden should fare well.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie Mac) is neither guaranteed nor issued by the U.S. Government.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Government Securities                                                 92.3%
U.S. Government Agency Obligations                                          5.5%
Temporary Cash Investment                                                   1.7%
U.S. Corporate Bonds                                                        0.5%

Maturity Distribution
(As a percentage of total investment portfolio)

        [DATA BELOW IS REPRESENTED BY A PIE CHART INTHE ORIGINAL REPORT]

0-1 year                                                                    3.5%
1-3 years                                                                  64.1%
3-4 years                                                                  16.2%
4-6 years                                                                   2.6%
6-8 years                                                                   5.8%
8+ years                                                                    7.8%

Five Largest Holdings
(As a percentage of long-term holdings)

---------------------------------------------------------------------
1.     U.S. Treasury Notes, 6.5%, 2/15/10                     11.40%
---------------------------------------------------------------------
2.     U.S. Treasury Notes, 6.25%, 8/15/23                     5.25
---------------------------------------------------------------------
3.     U.S. Treasury Notes, 6.375%, 8/15/27                    2.59
---------------------------------------------------------------------
4.     Federal Home Loan Mortgage Corp., 6.0%, 3/1/33          2.24
---------------------------------------------------------------------
5.     Federal Home Loan Bank, 5.875%, 11/15/07                1.94
---------------------------------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/05      12/31/04
Net Asset Value per Share     $ 10.07       $ 10.11

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                           $ 0.2332      $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer America Income VCT Portfolio at net asset value, compared to that of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index and of Lehman Brothers Government Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

             Pioneer      Lehman Brothers  Lehman Brothers
         America Income     Government       Fixed Rate
          VCT Portfolio     Bond Index     Mortgage Index
6/95          10,000          10,000          10,000
              10,228          10,450          10,586
6/97          10,849          11,222          11,549
              11,861          12,486          12,579
6/99          12,109          12,865          13,084
              12,612          13,507          13,743
6/01          13,880          14,905          15,293
              15,031          16,217          16,667
6/03          16,211          18,057          17,618
              16,222          17,815          18,009
6/05          17,075          19,000          19,117

The Lehman Brothers Government Bond Index measures the performance of the U.S. government bond market. The Lehman Brothers Fixed Rate Mortgage Index measures the performance of the government and mortgage securities markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years                                                                   5.50%
5 Years                                                                    6.25%
1 Year                                                                     5.26%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Despite rising interest-rates, investors in U.S. Government and agency securities were rewarded with positive total returns during the first half of 2005. In the interview below, Richard Schlanger, a member of the Pioneer fixed-income team, discusses the factors that affected the fixed-income market and Pioneer American Income VCT Portfolio over the past six months.

Q. How did the Portfolio perform during the period?

A. For the six-month period ended June 30, 2005, Class I shares of the Portfolio produced a total return of 1.94% at net asset value. The Portfolio underperformed its benchmark, the Lehman Brothers Government Bond Index, which returned 2.93% for the same period. The Portfolio also fell short of the Lehman Brothers Fixed-Rate Mortgage-Backed Index, which returned 2.15%. At the end of the period, the 30-day SEC yield for Class I shares was 3.72%.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What was the investment environment like during the period?

A. Despite rising oil prices, the economy continued to grow at a steady pace, buoyed by job creation, a high level of consumer spending and escalating real estate prices. Along with this positive economic backdrop, the Federal Reserve continued to reverse its accommodative monetary policy by boosting the Federal funds rate four times during the six-month period, each time by one-quarter percentage point. The Federal funds rate, which is the rate that banks charge for overnight loans, moved from 2.25% to 3.25%. The Fed's actions resulted in rising yields and falling prices on short-term securities; however, yields on longer-term securities declined and prices rose. For example, the yield on the 10-year Treasury bond declined 0.31% and the yield on the 30-year Treasury bond went down 0.64%. Despite the general decline in long-term yields, long-term U.S. Treasury yields were among the highest of the developed economies, making the securities attractive to foreign investors. U.S. Treasuries were favored by overseas investors for another reason. In order to keep their currency values relatively low, overseas market participants invested substantial assets in Treasury securities. During the period, General Motors and Ford reported disappointing earnings, and credit agencies downgraded the companies' debt. As a result, we saw a flight to quality in the fixed-income markets, with investors moving assets into Treasury securities because they had no credit risk and the full faith and credit backing of the U.S. Government. All of these factors benefited government bonds.

Q. What were the principal strategies used in managing the Portfolio in this environment?

A. The Portfolio was divided among mortgage-backed, Treasury, agency securities and cash. While we trimmed exposure to mortgage securities, we continued to emphasize the sector relative to the benchmark. All of the mortgages in the Portfolio were issued by government sponsored enterprises, including the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corpoation (Freddie Mac), and the Government National Mortgage Association (Ginnie Mae). Ginnie Mae securities are backed by the full faith and credit of the U.S. Government, however, a full faith and credit backing applies to underlying Portfolio securities, not to Portfolio shares. In selecting mortgages, we emphasized those with coupons in the 4.5% to 5.0% range, which carried less prepayment risk. When interest rates rose and yields on Treasuries moved higher, we opportunistically purchased longer-duration Treasury securities in the 7-to-15-year maturity range. At the end of the six-month period, the Portfolio's assets were allocated as follows: U.S. Treasury/agency securities, 33.2%; pass-through securities, 65.0%; cash, 1.8%.

Q. What detracted from performance?

A. We attribute the Portfolio's performance shortfall relative to the Lehman Brothers Fixed-Rate Mortgage Index to the defensive nature of our duration strategy. To limit the price volatility that usually accompanies rising interest rates, we kept the Portfolio's duration shorter than the index. (Stated in years, duration measures a bond's price sensitivity to interest-rate changes. A shorter duration can protect the Portfolio from price declines as yields rise.) Performance also suffered because of our relatively small exposure to long-term Treasury bonds, as we were skeptical that prices would continue to rise as the Fed continued to raise interest rates. Even Federal Reserve Chairman Alan Greenspan called the rally in long-term Treasuries a "conundrum." Ginnie Maes also had a negative impact on performance because the decline in long-term Treasury yields raised concerns about the potential for refinance risk that is associated with mortgages.

Q. What contributed most to performance?

A. Although we had less exposure (relative to the Portfolio's benchmark) in long-term Treasury securities, our position in the sector contributed to results. Conventional mortgages - those issued by Freddie Mac and Fannie Mae
   - also enhanced performance, as they outperformed Ginnie Maes. Minimizing prepayment risk by selecting specific mortgage pools was also helpful.

Q. What is your outlook for the rest of 2005?

A. Data associated with the economy continues to indicate that economic growth will keep improving at a steady rate, despite the fact that oil has now passed the $60-a-barrel level. Although inflation remains in check, there are indications that it is beginning to pick up. For example, rising global demand for commodities and industrial products has resulted in higher prices. We have also begun to see an upturn in airline, railroad and trucking prices, as companies pass along the cost of energy to consumers and businesses. Escalating real estate values are also a source of concern. Given these factors, the Fed has stated that it will continue raising interest rates in the near term in an effort to keep inflation from accelerating. As the Fed hikes rates, we expect to see longer-term yields drift higher. As we move into the second half of 2005, the Portfolio should continue to provide a relatively safe haven for investors who want to avoid the risk associated with the more volatile areas of the fixed-income market and with equities.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Government guarantees apply to the underlying securities only and not to the prices and yields of the Portfolio. When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Portfolio will generally rise. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed--income securities. Mortgage-backed securities are also subject to pre-payments. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

The domestic economy expanded at a healthy pace during the first half of 2005. The U.S. Federal Reserve Board, continued its effort to restrain the pace of growth and avert any increase in inflationary threats, by raising the most influential short-term interest rate - the Federal Funds rate - four different times during the period. The rate climbed over the six months from 2.25% to 3.25%. As the Fed acted, yields of shorter-term securities, including money market instruments, rose. The Portfolio invests exclusively in high-quality money market instruments issued by the U.S. government and corporations and banks. All issues have the highest ratings from the two nationally recognized ratings organizations: A1 by Standard & Poor's Investors Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Portfolio shares.)

In the following discussion, Andrew D. Feltus reviews the investment environment and the strategies that affected Pioneer Money Market VCT Portfolio over the six months ended June 30, 2005. Mr. Feltus is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Portfolio.

Q: How did the Portfolio perform during the first six months of 2005?

A. For the six months ended June 30, 2005, Pioneer Money Market VCT Portfolio had a total return of 0.96% at net asset value. On June 30, 2005, the Portfolio's seven-day effective yield for Class I shares was 2.63%.

   The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that influenced Portfolio performance?

A. The U.S. Federal Reserve Board continued to raise short-term rates in a gradual, measured manner persistent over the six months. The Fed began raising rates on June 29, 2004, and since then the rate has climbed from 1.00% to 3.25% on June 30, 2005. As the Fed acted, yields on the shorter-maturity securities in which we invest gradually went up, adding to the Fund's income. However, the yields of Treasuries with maturities of five years and beyond actually declined over the six months.

   Although some doubts about the sustainability of the economic recovery arose periodically, the economy continued to grow at a healthy rate throughout the first six months. Gross Domestic Product (GDP) grew at an annualized rate of 3.8% during the first quarter and was expected to approach that rate for the second quarter of the year. As this occurred, unemployment fell in June to the lowest level in four years.

Q: What were your principal strategies during the period?

A. We maintained to our policy of investing in only very high-quality securities and so we faced no credit issues over the period. We held a relatively neutral policy with respect to sensitivity to interest rate changes, maintaining an average portfolio maturity of between 60 and 70 days.

   To capture additional yield, we also invested in some extendable, floating-rate notes issued by high-quality, blue chip corporations. These notes reset their interest rates either every month or every quarter and give investors the option of extending their positions. The notes typically pay yields of about one-tenth of one percentage point above market rates.

Q: What is your investment outlook?

A. We expect economic growth to continue to proceed at a healthy pace. While we think general financial conditions finally have moved close to being neutral, we think that the Federal Reserve Board may continue to raise short-term rates, perhaps to 3.75% or 4.00%. In this environment, we plan to take advantage of opportunities to capture additional yield without taking risks incompatible with the Portfolio's charter.

Prices and Distributions

                             6/30/05    12/31/04
Net Asset Value per Share     $ 1.00      $ 1.00

Distributions per Share                  Short-Term        Long-Term
(1/1/05 - 6/30/05)         Dividends     Capital Gains     Capital Gains
                            $ 0.0096           $  -             $  -

A Word About Risk:
Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Portfolio shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

----------------------------
Average Annual Total Returns
(As of June 30, 2005)

----------------------------
Net Asset Value
----------------------------
10 Years               3.31%
5 Years                1.94%
1 Year                 1.36%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares                                                    Value
             PREFERRED STOCKS - 2.8%
             Capital Goods - 0.1%
             Industrial Conglomerates - 0.1%
      3,445  LG Corp.                                     $    52,236
                                                          -----------
             Total Capital Goods                          $    52,236
                                                          -----------
             Media - 0.8%
             Broadcasting & Cable Television - 0.8%
  1,283,300  Net Servicos de Comunicacao SA*              $   351,513
                                                          -----------
             Total Media                                  $   351,513
                                                          -----------
             Banks - 1.1%
             Diversified Banks - 1.1%
      2,393  Banco Itau Holding Financeira                $   444,751
                                                          -----------
             Total Banks                                  $   444,751
                                                          -----------
             Telecommunication Services - 0.8%
             Integrated Telecommunication Services - 0.8%
     19,601  Tele Norte Leste Participacoes (A.D.R.)      $   326,357
                                                          -----------
             Total Telecommunication Services             $   326,357
                                                          -----------
             TOTAL PREFERRED STOCKS
             (Cost $958,020)                              $ 1,174,857
                                                          -----------
             COMMON STOCKS - 93.4%
             Energy - 13.4%
             Coal & Consumable Fuels - 0.4%
    235,200  Yanzhou Coal Mining                          $   183,474
                                                          -----------
             Integrated Oil & Gas - 10.4%
    485,600  Chine Petroleum & Chemical                   $   189,909
     11,700  Gazprom (A.D.R.)                                 423,657
      3,100  Mol Magyar Olaj                                  259,701
     47,400  Petrobras Brasileiro (A.D.R.)                  2,182,296
    540,000  PetroChina Co., Ltd.                             397,621
     48,500  PTT Public Co., Ltd.                             255,850
      7,800  Repsol SA (A.D.R.)                               196,014
     12,800  Surgutneftegaz (A.D.R.)*(b)                      478,080
                                                          -----------
                                                          $ 4,383,128
                                                          -----------
             Oil & Gas Exploration & Production - 0.8%
     14,600  Oil & Natural Gas Commission, Ltd.*          $   342,553
                                                          -----------
             Oil & Gas Refining & Marketing - 1.2%
  2,066,400  Petron Corp.                                 $   108,666
     14,300  Reliance Industries, Ltd. (144A)                 416,273
                                                          -----------
                                                          $   524,939
                                                          -----------
             Oil & Gas Storage & Transportation - 0.6%
 13,811,500  Ultrapar Participacoes SA                    $   242,536
                                                          -----------
             Total Energy                                 $ 5,676,630
                                                          -----------
             Materials - 11.0%
             Commodity Chemicals - 0.5%
    128,076  CA Formosa Plastic Corp.*                    $   208,703
                                                          -----------

      Shares                                                    Value
             Construction Materials - 2.5%
      6,450  Asia Cement Co., Ltd.                        $   216,080
     28,000  CA Siam Cement Co., Ltd.*                        163,686
      2,530  Hanil Cement Co., Ltd.                           150,126
    721,100  Lafarge Malayan Cement Bhd                       114,886
    460,000  PT Indocement Tunggal Prakarsa TBK*              161,764
     31,500  Ultra Tech Cement, Ltd.                          255,464
                                                          -----------
                                                          $ 1,062,006
                                                          -----------
             Diversified Metals & Mining - 1.0%
      6,000  Freeport-McMoRan Copper & Gold, Inc.
             (Class B)                                    $   224,640
    899,000  PT Aneka Tambang TBK                             219,886
                                                          -----------
                                                          $   444,526
                                                          -----------
             Fertilizers & Agricultural Chemicals - 0.6%
     44,000  Makhteshim-Agan Industries, Ltd.             $   240,527
                                                          -----------
             Gold - 2.7%
     19,500  Anglogold Ashanti, Ltd. (A.D.R.) (b)         $   696,735
     36,100  IAMGOLD Corp.                                    246,202
    952,000  Zijin Mining Group Co., Ltd.                     208,228
                                                          -----------
                                                          $ 1,151,165
                                                          -----------
             Paper Products - 0.4%
      5,270  Aracruz Cellulose SA (A.D.R.) (b)            $   183,133
                                                          -----------
             Precious Metals & Minerals - 2.8%
     14,200  Anglo American Platinum Corp., Ltd.          $   638,758
     23,200  Compania de Minas Buenaventura SA                533,368
                                                          -----------
                                                          $ 1,172,126
                                                          -----------
             Steel - 0.5%
      7,900  Companhia Vale do Rio Doce (A.D.R.)          $   200,660
                                                          -----------
             Total Materials                              $ 4,662,846
                                                          -----------
             Capital Goods - 12.7%
             Aerospace & Defense - 0.5%
      9,100  Elbit Systems, Ltd.*                         $   202,075
                                                          -----------
             Building Products - 0.5%
     59,500  Trakya Cam Sanayii                           $   201,062
                                                          -----------
             Construction, Farm Machinery &
             Heavy Trucks - 3.3%
     21,400  Daewoo Heavy Industries & Machinery, Ltd.    $   408,228
      8,030  Hyundai Heavy Industries                         401,233
     46,200  Samsung Heavy Industries Co., Ltd.               415,922
     17,499  Tata Motors                                      170,869
                                                          -----------
                                                          $ 1,396,252
                                                          -----------

  The accompanying notes are an integral part of these financial statements.  33

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

     Shares                                                     Value
            Construction & Engineering - 4.8%
  116,200   Aveng, Ltd.                                   $   217,072
  442,435   CTCI Corp.                                        242,383
    3,869   Daelim Industrial Co.                             206,490
  543,400   Empressa ICA Sociedad Controladora
            SA de CV*                                         220,827
   11,900   GS Engineering & Construction Corp.               391,185
   12,840   Kyeryong Construction Industrial Co., Ltd.        294,347
   16,800   Larsen & Toubro, Ltd.                             437,901
                                                          -----------
                                                          $ 2,010,205
                                                          -----------
            Heavy Electrical Equipment - 0.7%
   14,900   Bharat Heavy Electricals (Demat Shares)*      $   296,173
                                                          -----------
            Industrial Conglomerates - 2.0%
   20,956   Bidvest Group, Ltd.                           $   226,136
   29,000   Copec-Compania Petroleos                          233,405
   45,075   KOC Holding AS                                    198,182
    6,825   LG Corp.                                          171,984
                                                          -----------
                                                          $   829,707
                                                          -----------
            Industrial Machinery - 0.9%
  336,000   Yungtay Engineering Co., Ltd.                 $   186,962
   23,300   Doosan Heavy Industries & Construction Co.        203,393
                                                          -----------
                                                          $   390,355
                                                          -----------
            Total Capital Goods                           $ 5,325,829
                                                          -----------
            Transportation - 1.0%
            Marine - 1.0%
  256,000   China Shipping Development Co., Ltd.*         $   193,000
   45,300   Malaysia International Shipping Bhd               213,240
                                                          -----------
                                                          $   406,240
                                                          -----------
            Total Transportation                          $   406,240
                                                          -----------
            Automobiles & Components - 2.0%
            Automobile Manufacturers - 1.4%
   11,100   Hyundai Motor Co., Ltd.                       $   613,115
                                                          -----------
            Motorcycle Manufacturers - 0.6%
    7,900   Bajaj Auto, Ltd. (Demat Shares)               $   249,071
                                                          -----------
            Total Automobiles & Components                $   862,186
                                                          -----------
            Consumer Durables & Apparel - 0.6%
            Household Appliances - 0.6%
   44,940   Arcelik AS                                    $   267,388
                                                          -----------
            Total Consumer Durables & Apparel             $   267,388
                                                          -----------
            Consumer Services - 0.7%
            Hotels, Resorts & Cruise Lines - 0.7%
   21,300   Indian Hotels Co., Ltd.                       $   305,026
                                                          -----------
            Total Consumer Services                       $   305,026
                                                          -----------

     Shares                                                     Value
            Media - 4.9%
            Advertising - 0.4%
    9,200   G II R, Inc.                                  $   161,430
                                                          -----------
            Broadcasting & Cable Television - 3.4%
  459,000   Bec World Public Co., Ltd.                    $   128,842
    6,947   Grupo Televisa SA (A.D.R.)                        431,339
  890,200   Media Prima Bhd*                                  385,807
   39,000   Television Broadcasts, Ltd.                       220,237
   79,000   Zee Telefilms, Ltd.                               282,660
                                                          -----------
                                                          $ 1,448,885
                                                          -----------
            Movies & Entertainment - 0.1%
   97,300   Grammy Entertainment Plc                      $    29,667
                                                          -----------
            Publishing - 1.0%
  173,916   Hurriyet Gazetecilik ve Matbaacilik AS        $   412,770
                                                          -----------
            Total Media                                   $ 2,052,752
                                                          -----------
            Retailing - 0.7%
            Department Stores - 0.7%
    6,300   Hyundai Department Store Co., Ltd.            $   289,643
                                                          -----------
            Total Retailing                               $   289,643
                                                          -----------
            Food & Drug Retailing - 2.5%
            Food Retail - 0.7%
  143,000   President Chain Store Corp.                   $   281,045
                                                          -----------
            Hypermarkets & Supercenters - 1.8%
   13,300   Brasil Distr Pao Acu (A.D.R.)*(b)             $   264,537
   29,700   Massmart Holdings, Ltd.                           199,407
      900   Shinsegae Co., Ltd.*                              283,393
                                                          -----------
                                                          $   747,337
                                                          -----------
            Total Food & Drug Retailing                   $ 1,028,382
                                                          -----------
            Food, Beverage & Tobacco - 4.0%
            Brewers - 1.1%
    6,850   Efes Breweries International
            (G.D.R.) (144A)*                              $   231,119
   68,500   Grupo Modelo SA de CV                             214,033
                                                          -----------
                                                          $   445,152
                                                          -----------
            Packaged Foods & Meats - 0.9%
    5,380   CJ Corp.                                      $   398,616
                                                          -----------
            Soft Drinks - 1.7%
   11,800   Fomento Economico Mexicano SA de CV           $   702,926
   61,900   Sermsuk Public Co., Ltd.                           30,246
                                                          -----------
                                                          $   733,172
                                                          -----------
            Tobacco - 0.3%
   97,200   PT Gudang Garam Public Co., Ltd.              $   125,857
                                                          -----------
            Total Food, Beverage & Tobacco                $ 1,702,797
                                                          -----------

34  The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                                Value
             Household & Personal Products - 0.6%
             Personal Products - 0.6%
     7,650   Natura Cosmeticos SA                                     $   243,562
                                                                      -----------
             Total Household & Personal
             Products                                                 $   243,562
                                                                      -----------
             Pharmaceuticals & Biotechnology - 0.3%
             Pharmaceuticals - 0.3%
   175,800   PT Tempo Scan Pacific                                    $   127,895
                                                                      -----------
             Total Pharmaceuticals &
             Biotechnology                                            $   127,895
                                                                      -----------
             Banks - 15.0%
             Diversified Banks - 15.0%
    11,966   Banco Bradesco SA (b)                                    $   423,477
    25,000   Banco do Brasil SA*                                          337,043
    53,500   Bangkok Bank, Ltd. (Foreign Shares)                          139,221
    61,200   Bank Hapoalim, Ltd.*                                         191,745
 1,017,200   Bank Mandiri                                                 155,868
    18,563   Bank of Baroda*                                               83,910
   808,344   China Development Financial*                                 321,828
   264,950   Chinatrust Financial Holding Co., Ltd.                       288,213
   163,800   Commerce Asset Holdings Bhd                                  217,525
   263,000   E.Sun Financial Holding Co., Ltd.                            210,660
   218,000   First Financial Holding*                                     180,117
   144,606   FirstRand, Ltd.                                              301,185
    26,000   Grupo Financiero Galicia (A.D.R.)*                           209,820
    10,700   Hana Bank                                                    285,475
   131,600   Kasikornbank                                                 181,036
     1,900   Kookmin Bank                                                  86,477
    12,000   Kookmin Bank (A.D.R.)                                        546,960
   221,500   Metropolitan Bank & Trust Co.                                114,697
   407,500   PT Bank Central Asia TBK                                     150,130
 2,514,576   PT Lippo Bank*                                               303,696
   331,500   RHB Capital Bhd*                                             183,057
   123,700   Siam Commercial Bank Plc                                     139,191
   353,234   Sinopac Holdings Co.                                         176,842
    25,549   Standard Bank Group, Ltd.                                    246,479
    13,600   State Bank of India                                          213,349
    35,354   Turkiye Is Bankasi (Isbank)                                  205,631
    11,762   Uniao de Bancos Brasileiros SA
             (Unibanco) (G.D.R.) (144A)                                   454,248
                                                                      -----------
                                                                      $ 6,347,880
                                                                      -----------
             Total Banks                                              $ 6,347,880
                                                                      -----------
             Diversified Financials - 1.6%
             Investment Banking & Brokerage - 0.6%
     8,800   Samsung Securities Co., Ltd.                             $   233,799
                                                                      -----------
             Multi-Sector Holding - 0.6%
    16,800   Remgro, Ltd.                                             $   265,974
                                                                      -----------

      Shares                                                                Value
             Diversified Financial Services - 0.4%
   184,000   Fubon Group                                              $   178,839
                                                                      -----------
             Total Diversified Financials                             $   678,612
                                                                      -----------
             Insurance - 4.0%
             Life & Health Insurance - 2.5%
    11,900   Cathay Financial Holding Co., Ltd.,
             (G.D.R.) (144A)                                          $   239,547
   334,000   China Life Insurance Co., Ltd.*                              227,368
   130,500   Ping An Insurance (Group) Co. of China, Ltd.*                209,197
   208,500   Sanlam, Ltd.                                                 364,722
                                                                      -----------
                                                                      $ 1,040,834
                                                                      -----------
             Property & Casualty Insurance - 1.5%
     4,100   Samsung Fire & Marine Insurance                          $   331,423
    76,267   Aksigorta AS                                                 319,187
                                                                      -----------
                                                                      $   650,610
                                                                      -----------
             Total Insurance                                          $ 1,691,444
                                                                      -----------
             Real Estate - 0.9%
             Real Estate Management &
             Development - 0.9%
   103,200   MCL Ladn, Ltd.                                           $    81,113
 1,095,400   SM Prime Holdings                                            146,582
    98,200   Wheelock Properties (Singapore), Ltd.                        163,028
                                                                      -----------
                                                                      $   390,723
                                                                      -----------
             Total Real Estate                                        $   390,723
                                                                      -----------
             Software & Services - 0.6%
             It Consulting & Other Services - 0.6%
     4,732   Infosys Technologies, Ltd.                               $   256,024
                                                                      -----------
             Total Software & Services                                $   256,024
                                                                      -----------
             Technology, Hardware & Equipment - 2.5%
             Computer Hardware - 1.5%
   104,000   ACER Sertek, Inc.                                        $   204,292
   218,000   Quanta Computer, Inc.                                        413,988
                                                                      -----------
                                                                      $   618,280
                                                                      -----------
             Electronic Manufacturing Services - 1.0%
    80,269   Hon Hai Precision Industry                               $   415,461
                                                                      -----------
             Total Technology, Hardware &
             Equipment                                                $ 1,033,741
                                                                      -----------
             Semiconductors - 6.6%
             Semiconductors - 6.6%
     3,530   Samsung Electronics                                      $ 1,672,488
   235,205   Taiwan Semiconductor Manufacturing Co.                       406,421
    31,500   Taiwan Semiconductor Manufacturing Co.
             (A.D.R.)                                                     287,279
   554,870   United Microelectronics Corp., Ltd.                          401,113
                                                                      -----------
                                                                      $ 2,767,301
                                                                      -----------
             Total Semiconductors                                     $ 2,767,301
                                                                      -----------

  The accompanying notes are an integral part of these financial statements.  35

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

      Shares                                                Value
             Telecommunication Services - 6.6%
             Integrated Telecommunication Services - 2.5%
     8,900   Brasil Telecom Participacoes SA*         $   321,290
    49,287   Mahanagar Telephone Nigam, Ltd.              311,987
    17,400   Telecom Argentina Stet-France Telecom
             SA (A.D.R.)                                  207,756
    36,100   Telekomunikacja Polska SA                    221,952
                                                      -----------
                                                      $ 1,062,985
                                                      -----------
             Wireless Telecommunication Services - 4.1%
    10,800   Korea Telecom Freetel Co.                $   249,575
     7,500   Mobile Telesystems (A.D.R.)*                 252,374
    29,700   MTN Group, Ltd.                              197,253
   207,100   Shinawatra Computer Co., Plc                 187,931
    10,037   SK Telecom Co., Ltd.*(b)                     204,755
   146,000   Taiwan Mobile Co., Ltd.                      150,285
    65,400   Venfin, Ltd.                                 281,234
     6,200   Vimpel-Communications (A.D.R.)*              210,986
                                                      -----------
                                                      $ 1,734,393
                                                      -----------
             Total Telecommunication Services         $ 2,797,378
                                                      -----------
             Utilities - 1.2%
             Gas Utilities - 1.2%
     3,600   Samchully Co., Ltd.                      $   293,892
   514,000   Panva Gas Holdings, Ltd.*                    215,332
                                                      -----------
                                                      $   509,224
                                                      -----------
             Total Utilities                          $   509,224
                                                      -----------
             TOTAL COMMON STOCKS
             (Cost $31,297,972)                       $39,423,503
                                                      -----------
             WARRANTS - 0.0%
             Commercial Services & Supplies - 0.0%
             Diversified Commercial Services - 0.0%
     1,580   Bidvest Group, Ltd. 12/8/06*             $     3,584
                                                      -----------
             TOTAL WARRANTS
             (Cost $0)                                $     3,584
                                                      -----------
             TEMPORARY CASH INVESTMENT - 5.2%
             Security Lending Collateral - 5.2%
 2,191,114   Securities Lending Investment
             Fund, 3.29%                              $ 2,191,114
                                                      -----------
             TOTAL TEMPORARY CASH
             INVESTMENT
             (Cost $2,191,114)                        $ 2,191,114
                                                      -----------
             TOTAL INVESTMENT IN
             SECURITIES - 101.4%
             (Cost $34,447,106) (a)                   $42,793,058
                                                      -----------
             OTHER ASSETS
             AND LIABILITIES - (1.4)%                 $  (574,444)
                                                      -----------
             TOTAL NET ASSETS - 100.0%                $42,218,614
                                                      ===========

*        Non-income producing security
(A.D.R.) American Depositary Receipt
(G.D.R.) Global Depositary Receipt
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005, the value of these securities amounted to $1,341,187 or 3.18% of net assets.
(a) Distributions of investments by country of issue, as percentage of total equity holdings (excluding temporary cash investments) is as follows:

         South Korea                                         21.1%
         Brazil                                              14.7
         Taiwan                                              12.3
         India                                                8.9
         South Africa                                         8.9
         People's Republic of China                           4.0
         Turkey                                               3.9
         Mexico                                               3.8
         Russia                                               3.4
         Thailand                                             3.1
         Indonesia                                            3.0
         Malaysia                                             2.7
         Israel                                               1.5
         Peru                                                 1.3
         Hong Kong                                            1.1
         Argentina                                            1.0
         Other (Individually less than 1%)                    5.3
                                                            -----
                                                            100.0%
                                                            =====

(b)      At June 30, 2005, the following securities were out on loan:

Shares       Security                                 Market Value
 18,500      Anglogold Ashanti, Ltd. (A.D.R.)          $   661,005
  4,985      Aracruz Cellulose SA (A.D.R.)                 173,229
 11,323      Banco Bradesco SA                             400,721
  1,400      Centrais Eletricas Bra (A.D.R.)+                8,922
 12,635      Brasil Distr Pao Acu (A.D.R.)*                251,310
  9,500      SK Telecom Co., Ltd. *                        193,800
 10,640      Surgutneftegaz (A.D.R.)*                      397,404
                                                       -----------
             Total                                     $ 2,086,391
                                                       ===========

+        Pending sale for security Centrais Eletricas Bra (A.D.R.) as of 6/30/05

36  The accompanying notes are an integral part of these financial statements.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

         Shares                                               Value
                  PREFERRED STOCKS - 1.5%
                  Automobiles & Components - 1.5%
                  Automobile Manufacturers - 1.5%
        353       Porsche AG                            $   264,596
                                                        -----------
                  Total Automobiles & Components        $   264,596
                                                        -----------
                  TOTAL PREFERRED STOCKS
                  (Cost $159,038)                       $   264,596
                                                        -----------
                  COMMON STOCKS - 96.0%
                  Energy - 12.2%
                  Integrated Oil & Gas - 12.2%
     45,606       BP Amoco Plc                          $   474,755
     16,656       Eni S.p.A.                                426,766
     21,227       Repsol SA                                 538,462
      3,114       Total SA                                  729,153
                                                        -----------
                                                        $ 2,169,136
                                                        -----------
                  Total Energy                          $ 2,169,136
                                                        -----------
                  Materials - 8.7%
                  Construction Materials - 5.5%
     13,391       CRH Plc                               $   353,559
      4,347       Holcim, Ltd.                              263,743
      3,932       Lafarge Br                                356,769
                                                        -----------
                                                        $   974,071
                                                        -----------
                  Diversified Chemical - 1.9%
      5,031       BASF India, Ltd.                      $   333,413
                                                        -----------
                  Diversified Metals & Mining - 1.3%
      7,996       Rio Tinto Plc                         $   243,007
                                                        -----------
                  Total Materials                       $ 1,550,491
                                                        -----------
                  Capital Goods - 9.0%
                  Building Products - 1.9%
      6,078       Compagnie de Saint Gobain             $   335,842
                                                        -----------
                  Construction & Engineering - 2.8%
     11,478       ACS, Actividades de Construccion y
                  Servicios, SA                         $   319,945
      2,240       VINCI SA                                  186,315
                                                        -----------
                                                        $   506,260
                                                        -----------
                  Electrical Component & Equipment - 1.0%
      2,344       Schneider Electric SA                 $   176,159
                                                        -----------
                  Industrial Conglomerates - 2.6%
      6,284       Siemens                               $   456,775
                                                        -----------
                  Industrial Machinery - 0.7%
     12,288       AB SKF                                $   125,272
                                                        -----------
                  Total Capital Goods                   $ 1,600,308
                                                        -----------

         Shares                                               Value
                  Commercial Services & Supplies - 1.0%
                  Office Services & Supplies - 1.0%
     17,713       Buhrmann NV                           $   174,772
                                                        -----------
                  Total Commercial Services &
                  Supplies                              $   174,772
                                                        -----------
                  Transportation - 1.7%
                  Air Freight & Couriers - 1.7%
     12,170       TNT Post Group NV                     $   308,117
                                                        -----------
                  Total Transportation                  $   308,117
                                                        -----------
                  Automobiles & Components - 3.1%
                  Tires & Rubber - 3.1%
      3,898       Compagnie Generale des
                  Etablissements Michelin               $   236,582
      4,318       Continental AG                            310,377
                                                        -----------
                                                        $   546,959
                                                        -----------
                  Total Automobiles & Components        $   546,959
                                                        -----------
                  Consumer Durables & Apparel - 2.8%
                  Apparel, Accessories & Luxury Goods - 1.5%
      1,599       Adidas-Salomon AG                     $   266,712
                                                        -----------
                  Consumer Electronics - 1.3%
      9,053       Philips Electronics NV                $   227,621
                                                        -----------
                  Total Consumer Durables & Apparel     $   494,333
                                                        -----------
                  Consumer Services - 0.9%
                  Restaurants - 0.9%
     38,560       Compass Group Plc                     $   161,681
                                                        -----------
                  Total Consumer Services               $   161,681
                                                        -----------
                  Media - 1.1%
                  Advertising - 0.5%
      2,942       Publicis SA                           $    86,548
                                                        -----------
                  Movies & Entertainment - 0.6%
      3,223       Vivendi Universal                     $   100,920
                                                        -----------
                  Total Media                           $   187,468
                                                        -----------
                  Retailing - 1.4%
                  Computer & Electronics Retail - 0.6%
     34,273       Dixons Group Plc                      $    95,921
                                                        -----------
                  Specialty Stores - 0.8%
     34,285       HMV Group Plc                         $   145,217
                                                        -----------
                  Total Retailing                       $   241,138
                                                        -----------
                  Food, Beverage & Tobacco - 1.8%
                  Packaged Foods & Meats - 1.8%
      1,229       Nestle SA (Registered Shares)         $   314,110
                                                        -----------
                  Total Food, Beverage & Tobacco        $   314,110
                                                        -----------

  The accompanying notes are an integral part of these financial statements.  37

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

         Shares                                              Value
                  Health Care Equipment & Services - 0.9%
                  Health Care Equipment - 0.9%
       1,511      Synthes, Inc.                        $   165,596
                                                       -----------
                  Total Health Care Equipment &
                  Services                             $   165,596
                                                       -----------
                  Pharmaceuticals & Biotechnology - 8.9%
                  Biotechnology - 0.7%
       1,230      Actelion, Ltd.*                      $   127,690
                                                       -----------
                  Pharmaceuticals - 8.2%
      12,656      Astrazeneca Plc                      $   522,651
      14,214      GlaxoSmithKline Plc                      342,477
       1,628      Roche Holdings AG                        205,322
       3,172      Schering AG                              194,235
      17,765      Shire Pharmaceuticals Group Plc          194,225
                                                       -----------
                                                       $ 1,458,910
                                                       -----------
                  Total Pharmaceuticals &
                  Biotechnology                        $ 1,586,600
                                                       -----------
                  Banks - 13.7%
                  Diversified Banks - 13.7%
      46,711      Barclays Plc                         $   464,021
       9,640      BNP Paribas SA                           658,996
      23,171      Royal Bank of Scotland Group Plc         699,804
       6,064      Societe Generale                         614,167
                                                       -----------
                                                       $ 2,436,988
                                                       -----------
                  Total Banks                          $ 2,436,988
                                                       -----------
                  Diversified Financials - 7.0%
                  Diversified Capital Markets - 6.0%
      12,076      CS Group*                            $   473,815
       7,739      UBS AG                                   602,322
                                                       -----------
                                                       $ 1,076,137
                                                       -----------
                  Diversified Financial Services - 1.0%
       6,106      ING Groep NV                         $   171,762
                                                       -----------
                  Total Diversified Financials         $ 1,247,899
                                                       -----------
                  Insurance - 5.2%
                  Multi-Line Insurance - 3.9%
      13,601      AXA                                  $   338,208
       2,029      Zurich Financial Services*               348,492
                                                       -----------
                                                       $   686,700
                                                       -----------
                  Reinsurance - 1.3%
       3,860      Swiss Re                             $   236,596
                                                       -----------
                  Total Insurance                      $   923,296
                                                       -----------

         Shares                                              Value
                  Technology Hardware & Equipment - 2.5%
                  Communications Equipment - 2.5%
      95,769      Telefonaktiebolaget LM Ericsson      $   305,958
       8,468      Nokia Oyj                                141,618
                                                       -----------
                                                       $   447,576
                                                       -----------
                  Total Technology Hardware &
                  Equipment                            $   447,576
                                                       -----------
                  Semiconductors - 0.9%
                  Semiconductor Equipment - 0.9%
      10,703      ASM Lithography Holding NV*          $   167,291
                                                       -----------
                  Total Semiconductors                 $   167,291
                                                       -----------
                  Telecommunication Services - 9.7%
                  Integrated Telecommunication Services - 5.1%
      18,818      France Telecom SA                    $   546,630
      14,162      Telefonica SA                            231,887
       6,902      Telekom Austria AG                       134,144
                                                       -----------
                                                       $   912,661
                                                       -----------
                  Wireless Telecommunication Services - 4.6%
     336,929      Vodafone Group Plc                   $   822,692
                                                       -----------
                  Total Telecommunication Services     $ 1,735,353
                                                       -----------
                  Utilities - 3.5%
                  Electric Utilities - 2.4%
       4,834      E.On AG                              $   429,110
                                                       -----------
                  Gas Utilities - 1.1%
      48,966      Centrica Plc                         $   202,852
                                                       -----------
                  Total Utilities                      $   631,962
                                                       -----------
                  TOTAL COMMON STOCKS
                  (Cost $14,518,458)                   $17,091,074
                                                       -----------
                  TOTAL INVESTMENT
                  IN SECURITIES - 97.5%
                  (Cost $14,677,496)(a)                $17,355,670
                                                       -----------
                  OTHER ASSETS
                  AND LIABILITIES - 2.5%               $   452,121
                                                       -----------
                  TOTAL NET ASSETS - 100.0%            $17,807,791
                                                       ===========

*   Non-income producing security
(a) Distributions of investments by country of issue, as a percentage of total equity holdings (excluding temporary cash investments) is as follows:

    United Kingdom           25.2%
    France                   25.1
    Switzerland              14.8
    Germany                  13.0
    Spain                     6.3
    Netherlands               6.0
    Sweden                    2.5
    Italy                     2.5
    Ireland                   2.0
    United States             1.0
    Finland                   0.8
    Austria                   0.8
                            -----
                            100.0%
                            =====

38  The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares                                                          Value
                  PREFERRED STOCKS - 0.4%
                  Health Care Equipment & Services - 0.4%
                  Health Care Equipment - 0.4%
       1,050      Fresenius AG                                  $   120,204
                                                                -----------
                  Total Health Care Equipment &
                  Services                                      $   120,204
                                                                -----------
                  TOTAL PREFERRED STOCKS
                  (Cost $112,283)                               $   120,204
                                                                -----------
                  COMMON STOCKS - 98.0%
                  Energy - 8.8%
                  Integrated Oil & Gas - 8.1%
      31,810      BP Amoco Plc                                  $   331,140
      16,300      Eni S.p.A. (a)                                    417,644
       3,400      Petrobras Brasileiro (A.D.R.)                     156,536
      16,500      Repsol SA (a)                                     418,553
       2,930      Total SA                                          686,068
                                                                -----------
                                                                $ 2,009,941
                                                                -----------
                  Oil & Gas Equipment & Services - 0.4%
       1,760      Technip*                                      $    81,824
                                                                -----------
                  Oil & Gas Refining & Marketing - 0.3%
      12,000      Nippon Mitsubishi*                            $    81,552
                                                                -----------
                  Total Energy                                  $ 2,173,317
                                                                -----------
                  Materials - 8.5%
                  Construction Materials - 2.6%
       9,600      CRH Plc                                       $   253,319
       1,600      Holcim, Ltd.                                       97,076
       1,600      Lafarge Br (a)                                    145,176
      16,900      Ultra Tech Cement, Ltd.                           137,058
                                                                -----------
                                                                $   632,629
                                                                -----------
                  Diversified Chemical - 1.5%
       4,600      BASF India, Ltd.                              $   304,850
       2,400      Bayer AG                                           79,812
                                                                -----------
                                                                $   384,662
                                                                -----------
                  Diversified Metals & Mining - 3.4%
      11,102      Broken Hill Proprietary Co., Ltd.             $   151,594
      36,800      Dowa Mining Co., Ltd.*                            243,562
       7,350      Freeport-McMoRan Copper & Gold, Inc.
                  (Class B)                                         275,184
       5,390      Rio Tinto Plc                                     163,808
                                                                -----------
                                                                $   834,148
                                                                -----------
                  Industrial Gases - 1.0%
      49,500      Taiyo Nippon Sanso Corp.                      $   251,413
                                                                -----------
                  Total Materials                               $ 2,102,852
                                                                -----------
                  Capital Goods - 12.0%
                  Building Products - 1.3%
       5,900      Compagnie de Saint Gobain                     $   326,007
                                                                -----------

      Shares                                                          Value
                  Construction, Farm Machinery &
                  Heavy Trucks - 2.0%
      13,700      Daewoo Heavy Industries & Machinery, Ltd.     $   261,342
       4,700      Hyundai Heavy Industries                          234,844
                                                                -----------
                                                                $   496,186
                                                                -----------
                  Construction & Engineering - 4.3%
       9,249      ACS, Actividades de Construccion y
                  Servicios, SA                                 $   257,813
      65,600      Kajima Corp.*                                     241,449
      52,800      Shimizu Corp.*                                    244,825
       3,960      VINCI SA                                          329,378
                                                                -----------
                                                                $ 1,073,465
                                                                -----------
                  Electrical Component & Equipment - 0.7%
       2,400      Schneider Electric SA                         $   180,367
                                                                -----------
                  Industrial Conglomerates - 1.4%
       5,562      KOC Holding AS                                $    24,454
       4,390      Siemens                                           319,103
                                                                -----------
                                                                $   343,557
                                                                -----------
                  Industrial Machinery - 1.5%
      11,400      Atlas Copco AB                                $   180,245
      13,600      Koyo Seiko Co., Ltd.*                             181,647
                                                                -----------
                                                                $   361,892
                                                                -----------
                  Trading Companies & Distributors - 0.8%
      20,000      Mitsui & Co. Ltd.*                            $   189,531
                                                                -----------
                  Total Capital Goods                           $ 2,971,005
                                                                -----------
                  Commercial Services & Supplies - 0.4%
                  Data Processing Services - 0.4%
       2,700      Trans Cosmos, Inc.*                           $   106,977
                                                                -----------
                  Total Commercial Services &
                  Supplies                                      $   106,977
                                                                -----------
                  Transportation - 2.4%
                  Air Freight & Couriers - 0.9%
       8,100      TNT Post Group NV                             $   205,074
                                                                -----------
                  Airport Services - 0.6%
      14,400      BAA Plc                                       $   159,699
                                                                -----------
                  Railroads - 0.9%
          28      Central Japan Railway Co.                     $   216,032
                                                                -----------
                  Total Transportation                          $   580,805
                                                                -----------
                  Automobiles & Components - 3.5%
                  Automobile Manufacturers - 2.3%
      15,500      Toyota Motor Co.                              $   554,712
                                                                -----------

  The accompanying notes are an integral part of these financial statements.  39

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

      Shares                                                         Value
                  Tires & Rubber - 1.2%
       3,500      Compagnie Generale des
                  Etablissements Michelin                      $   212,426
       1,300      Continental AG                                    93,444
                                                               -----------
                                                               $   305,870
                                                               -----------
                  Total Automobiles & Components               $   860,582
                                                               -----------
                  Consumer Durables & Apparel - 3.2%
                  Apparel, Accessories & Luxury Goods - 1.0%
       1,500      Adidas-Salomon AG                            $   250,199
                                                               -----------
                  Consumer Electronics - 2.2%
       9,500      Philips Electronics NV                       $   238,860
      20,000      Sharp Corp.*                                     312,996
                                                               -----------
                                                               $   551,856
                                                               -----------
                  Total Consumer Durables & Apparel            $   802,055
                                                               -----------
                  Consumer Services - 1.5%
                  Casinos & Gaming - 0.9%
       3,500      Sega Sammy Holdings, Inc.                    $   214,801
                                                               -----------
                  Restaurants - 0.6%
      37,200      Compass Group Plc                            $   155,979
                                                               -----------
                  Total Consumer Services                      $   370,780
                                                               -----------
                  Media - 4.6%
                  Broadcasting & Cable TV - 3.4%
      16,200      British Sky Broadcasting Plc                 $   152,428
       4,600      Grupo Televisa SA (A.D.R.)                       285,614
         280      Jupiter Telecommunications Co., Ltd.*            235,472
      14,100      Mediaset S.p.A                                   165,740
                                                               -----------
                                                               $   839,254
                                                               -----------
                  Movies & Entertainment - 0.6%
       4,900      Vivendi Universal                            $   153,430
                                                               -----------
                  Publishing - 0.6%
       1,800      Lagardere SCA                                $   132,747
                                                               -----------
                  Total Media                                  $ 1,125,431
                                                               -----------
                  Retailing - 0.8%
                  Catalog Retail - 0.8%
      12,000      GUS Plc                                      $   189,385
                                                               -----------
                  Total Retailing                              $   189,385
                                                               -----------
                  Food & Drug Retailing - 2.2%
                  Drug Retail - 0.3%
       6,500      Boots Company Plc                            $    70,699
                                                               -----------
                  Food Retail - 1.9%
       5,400      Lawson, Inc.                                 $   188,361
      51,400      Tesco Plc                                        292,813
                                                               -----------
                                                               $   481,174
                                                               -----------
                  Total Food & Drug Retailing                  $   551,873
                                                               -----------

      Shares                                                        Value
                  Food, Beverage & Tobacco - 2.4%
                  Packaged Foods & Meats - 1.8%
       1,700      Nestle SA (Registered Shares)                $   434,489
                                                               -----------
                  Tobacco - 0.6%
       7,720      British American Tobacco Plc                 $   149,300
                                                               -----------
                  Total Food, Beverage & Tobacco               $   583,789
                                                               -----------
                  Health Care Equipment & Services - 0.3%
                  Health Care Equipment - 0.3%
         400      Nobel Biocare Holding AG                     $    80,960
                                                               -----------
                  Total Health Care Equipment &
                  Services                                     $    80,960
                                                               -----------
                  Pharmaceuticals & Biotechnology - 8.1%
                  Biotechnology - 0.3%
         800      Actelion, Ltd.*                              $    83,050
                                                               -----------
                  Pharmaceuticals - 7.8%
       6,400      Astellas Pharma, Inc.                        $   218,625
       9,832      Astrazeneca Plc                                  406,029
      12,100      Chugai Pharmaceutical Co.*                       186,867
       8,590      GlaxoSmithKline Plc                              206,970
       3,800      Novartis                                         180,502
       3,538      Roche Holdings AG                                446,210
       1,380      Sanofi-Aventis (a)                               112,965
       4,900      Shire Pharmaceuticals Group Plc (A.D.R.)         160,720
                                                               -----------
                                                               $ 1,918,888
                                                               -----------
                  Total Pharmaceuticals &
                  Biotechnology                                $ 2,001,938
                                                               -----------
                  Banks - 12.7%
                  Diversified Banks - 12.7%
      16,200      Banco Bilbao Vizcaya Argentaria, SA          $   249,816
      32,825      Barclays Plc                                     326,079
       5,200      BNP Paribas SA                                   355,475
       8,145      Credit Agricole SA                               205,771
      28,900      Development Bank of Singapore, Ltd.              244,621
       2,800      Kookmin Bank (A.D.R.)                            127,624
      13,520      Royal Bank of Scotland Group Plc                 408,327
       4,119      Societe Generale                                 417,175
      45,500      Sumitomo Trust Bank*                             276,006
      22,700      Turkiye Is Bankasi                               132,031
          75      UFJ Holdings, Inc.*                              389,233
                                                               -----------
                                                               $ 3,132,158
                                                               -----------
                  Total Banks                                  $ 3,132,158
                                                               -----------
                  Diversified Financials - 4.9%
                  Diversified Capital Markets - 3.4%
       7,930      CS Group*                                    $   311,142
       6,650      UBS AG                                           517,566
                                                               -----------
                                                               $   828,708
                                                               -----------

40  The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                       Value
                  Diversified Financial Services - 1.5%
      13,400      ING Groep NV                               $   376,943
                                                             -----------
                  Total Diversified Financials               $ 1,205,651
                                                             -----------
                  Insurance - 4.5%
                  Life & Health Insurance - 0.5%
       4,900      China Life Insurance Co. (A.D.R.)*(a)      $   133,770
                                                             -----------
                  Multi-Line Insurance - 2.7%
       5,300      Assicurazioni Generali                     $   164,860
      10,900      AXA                                            271,043
       1,380      Zurich Financial Services*                     237,023
                                                             -----------
                                                             $   672,926
                                                             -----------
                  Property & Casualty Insurance - 0.7%
      20,000      Mitsui Sumitomo Insurance Co.*             $   179,459
                                                             -----------
                  Reinsurance - 0.6%
       2,200      Swiss Re                                   $   134,847
                                                             -----------
                  Total Insurance                            $ 1,121,002
                                                             -----------
                  Real Estate - 1.1%
                  Real Estate Management & Development - 1.1%
      25,000      Mitsui Fudosan Co.                         $   280,178
                                                             -----------
                  Total Real Estate                          $   280,178
                                                             -----------
                  Software & Services - 0.7%
                  IT Consulting & Other Services - 0.7%
       2,100      Atos Origin*                               $   132,776
         300      OBIC Co., Ltd.                                  50,813
                                                             -----------
                                                             $   183,589
                                                             -----------
                  Total Software & Services                  $   183,589
                                                             -----------
                  Technology Hardware & Equipment - 2.2%
                  Electronic Equipment & Instruments - 2.2%
         600      Keyence Corp.                              $   133,705
       3,300      Kyocera Corp.*                                 251,695
      10,000      Ricoh Co.*                                     156,408
                                                             -----------
                                                             $   541,808
                                                             -----------
                  Total Technology Hardware &
                  Equipment                                  $   541,808
                                                             -----------
                  Semiconductors - 0.7%
                  Semiconductor Equipment - 0.7%
       3,100      Tokyo Electron, Ltd.                       $   162,695
                                                             -----------
                  Total Semiconductors                       $   162,695
                                                             -----------

      Shares                                                       Value
                  Telecommunication Services - 9.0%
                  Integrated Telecommunication Services - 5.4%
       4,000      Brasil Telecom Participacoes SA*           $   144,400
      17,200      France Telecom SA                              499,630
          30      Nippon Telegraph & Telephone Corp.*            128,709
      46,486      Telecom Italia S.p.A.                          144,833
      25,823      Telefonica SA                                  422,824
                                                             -----------
                                                             $ 1,340,396
                                                             -----------
                  Wireless Telecommunication Services - 3.6%
       4,000      Mobile Telesystems (A.D.R.)*               $   134,600
       6,500      SK Telecom Co., Ltd.*(a)                       132,600
     256,211      Vodafone Group Plc                             625,600
                                                             -----------
                                                             $   892,800
                                                             -----------
                  Total Telecommunication Services           $ 2,233,196
                                                             -----------
                  Utilities - 3.5%
                  Electric Utilities - 2.6%
       4,033      E.On AG                                    $   358,006
      11,700      Tokyo Electric Power Co.*                      279,554
                                                             -----------
                                                             $   637,560
                                                             -----------
                  Multi-Utilities - 0.9%
      23,300      National Grid Transco Plc                  $   225,583
                                                             -----------
                  Total Utilities                            $   863,143
                                                             -----------
                  TOTAL COMMON STOCKS
                  (Cost $20,926,646)                         $24,225,169
                                                             -----------
                  TEMPORARY CASH INVESTMENT - 5.1%
                  Security Lending Collateral - 5.1%
   1,252,555      Securities Lending Investment
                  Fund, 3.29%                                $ 1,252,555
                                                             -----------
                  TOTAL TEMPORARY CASH
                  INVESTMENT
                  (Cost $1,252,555)                          $ 1,252,555
                                                             -----------
                  TOTAL INVESTMENT
                  IN SECURITIES - 103.5%
                  (Cost $22,291,484)(b)                      $25,597,928
                                                             -----------
                  OTHER ASSETS
                  AND LIABILITIES - (3.5)%                   $  (869,961)
                                                             -----------
                  TOTAL NET ASSETS - 100.0%                  $24,727,967
                                                             -----------

  The accompanying notes are an integral part of these financial statements.  41

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt
*        Non-income producing security
(a)      At June 30, 2005, the following securities were out on loan:


 Shares  Security                                        Market Value
  4,580  China Life Insurance Co. (A.D.R.)*               $  125,034
 15,400  Eni S.p.A.                                          394,583
  1,500  Lafarge Br                                          136,102
 12,300  Repsol SA                                           312,012
  1,200  Sanofi-Aventis                                       98,230
  6,175  SK Telecom Co., Ltd. *                              125,970
                                                          ----------
         Total                                            $1,191,931
                                                          ==========

(b) Distributions of investments by country of issue, as a percentage of total equity holdings (excluding temporary cash investments) is as follows:

         Japan                                                  24.6%
         France                                                 17.5
         United Kingdom                                         16.5
         Switzerland                                            10.4
         Germany                                                 6.3
         Spain                                                   5.5
         Italy                                                   3.7
         Netherlands                                             3.4
         South Korea                                             3.1
         Brazil                                                  1.2
         Mexico                                                   1.2
         United States                                           1.1
         Ireland                                                 1.0
         Singapore                                               1.0
         Other (individually less than 1%)                       3.5
                                                               -----
                                                               100.0%
                                                               =====

42  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares                                                      Value
                  COMMON STOCKS - 81.2%
                  Energy - 11.3%
                  Coal & Consumable Fuels - 1.4%
       4,900      Alpha Natural Resources, Inc.*            $   117,012
      10,814      Massey Energy Co.                             407,904
                                                            -----------
                                                            $   524,916
                                                            -----------
                  Oil & Gas Drilling - 2.4%
       1,625      Atwood Oceanics, Inc.*                    $   100,035
      15,800      Todco*                                        405,586
       8,469      Unit Corp.*                                   372,721
                                                            -----------
                                                            $   878,342
                                                            -----------
                  Oil & Gas Equipment & Services - 3.0%
      15,400      Gulfmark Offshore, Inc.*                  $   420,574
      29,036      Key Energy Services, Inc.*                    351,336
      11,140      Maverick Tube Corp.*                          331,972
                                                            -----------
                                                            $ 1,103,882
                                                            -----------
                  Oil & Gas Exploration & Production - 4.3%
       3,300      Forest Oil Corp.*                         $   138,600
      14,600      Parallel Petroleum Corp.*                     129,210
       6,400      Penn Virginia Corp.                           285,888
      16,900      Rosetta Resources, Inc., (144A)*              270,062
       5,895      Swift Energy Co.*                             211,159
      11,698      Southwestern Energy Co.*                      549,572
                                                            -----------
                                                            $ 1,584,491
                                                            -----------
                  Oil & Gas Storage & Transportation - 0.2%
       2,700      Arlington Tankers, Ltd.                   $    58,833
                                                            -----------
                  Total Energy                              $ 4,150,464
                                                            -----------
                  Materials - 2.7%
                  Gold - 1.0%
      30,625      Cambior, Inc.*                            $    66,763
       7,950      Glamis Gold, Ltd.*(a)                         136,820
      26,400      IAMGOLD Corp.                                 180,048
                                                            -----------
                                                            $   383,631
                                                            -----------
                  Paper Products - 0.5%
      24,693      Domtar, Inc.                              $   182,481
                                                            -----------
                  Specialty Chemicals - 0.4%
       4,175      Great Lakes Chemical Corp.                $   131,387
                                                            -----------
                  Steel - 0.8%
       3,875      Carpenter Technology                      $   200,725
       8,496      NN, Inc.                                      107,729
                                                            -----------
                                                            $   308,454
                                                            -----------
                  Total Materials                           $ 1,005,953
                                                            -----------

      Shares                                                      Value
                  Capital Goods - 7.3%
                  Construction & Farm Machinery &
                  Heavy Trucks - 2.9%
      11,295      Federal Signal Corp.                      $   176,202
       5,130      Joy Global, Inc.                              172,317
       2,094      Nacco Industries, Inc.                        224,519
      23,475      Wabtec Corp.                                  504,243
                                                            -----------
                                                            $ 1,077,281
                                                            -----------
                  Construction & Engineering - 1.2%
       9,100      Dycom Industries, Inc.*                   $   180,271
      16,625      Insituform Technologies, Inc.*                266,499
                                                            -----------
                                                            $   446,770
                                                            -----------
                  Electrical Component & Equipment - 1.3%
      50,193      Graftech International, Ltd.*(a)          $   215,830
      42,279      Power-One, Inc.*                              266,780
                                                            -----------
                                                            $   482,610
                                                            -----------
                  Industrial Machinery - 1.4%
      14,200      Flowserve Corp.*                          $   429,692
       3,425      Kaydon Corp.                                   95,386
                                                            -----------
                                                            $   525,078
                                                            -----------
                  Trading Companies & Distributors - 0.5%
       5,229      Applied Industrial Technologies, Inc.     $   168,844
                                                            -----------
                  Total Capital Goods                       $ 2,700,583
                                                            -----------
                  Commercial Services & Supplies - 5.3%
                  Diversified Commercial Services - 2.9%
      22,560      Cornell Co., Inc.*                        $   303,658
       4,175      Corrections Corp. of America*                 163,869
          35      Profit Recovery Group International*               99
      10,975      Providence Service Corp.*                     272,509
       6,948      School Specialty, Inc.*                       323,082
                                                            -----------
                                                            $ 1,063,217
                                                            -----------
                  Environmental & Facilities Services - 0.7%
      20,000      Central Parking Corp.                     $   275,000
                                                            -----------
                  Human Resource & Employment Services - 1.7%
      48,600      On Assignment, Inc.*                      $   242,028
       6,170      Korn/Ferry International*                     109,518
      10,400      Watson Wyatt & Co., Holdings                  266,552
                                                            -----------
                                                            $   618,098
                                                            -----------
                  Total Commercial Services &
                  Supplies                                  $ 1,956,315
                                                            -----------
                  Transportation - 2.6%
                  Air Freight & Couriers - 0.4%
       4,600      Forward Air Corp.                         $   130,042
                                                            -----------

  The accompanying notes are an integral part of these financial statements.  43

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

      Shares                                                    Value
                  Marine - 0.6%
       5,800      Dryships, Inc.                          $    95,758
       7,600      Excel Maritime Carriers, Ltd.*              113,620
                                                          -----------
                                                          $   209,378
                                                          -----------
                  Railroads - 1.0%
      14,143      Genesee & Wyoming, Inc.*                $   383,982
                                                          -----------
                  Trucking - 0.6%
       4,268      Dollar Thrifty Automotive Group*        $   162,099
       3,800      Universal Truckload Services, Inc.*          64,182
                                                          -----------
                                                          $   226,281
                                                          -----------
                  Total Transportation                    $   949,683
                                                          -----------
                  Automobiles & Components - 0.6%
                  Auto Parts & Equipment - 0.6%
      11,900      Commercial Vehicle Group, Inc.*         $   211,225
                                                          -----------
                  Total Automobiles & Components          $   211,225
                                                          -----------
                  Consumer Durables & Apparel - 0.8%
                  Apparel, Accessories & Luxury Goods - 0.3%
       4,650      Kellwood Co.                            $   125,084
                                                          -----------
                  Housewares & Specialties - 0.5%
       3,137      Jarden Corp.*                           $   169,147
                                                          -----------
                  Total Consumer Durables & Apparel       $   294,231
                                                          -----------
                  Consumer Services - 0.8%
                  Casinos & Gaming - 0.3%
       8,600      Alliance Gaming Corp.*(a)               $   120,572
                                                          -----------
                  Restaurants - 0.5%
      10,419      O'Charley's, Inc.*                      $   184,000
                                                          -----------
                  Total Consumer Services                 $   304,572
                                                          -----------
                  Media - 0.0%
                  Advertising - 0.0%
       7,166      EMAK Worldwide, Inc.*                   $    77,321
                                                          -----------
                  Total Media                             $    77,321
                                                          -----------
                  Retailing - 6.0%
                  Apparel Retail - 1.2%
      18,968      Charming Shoppes, Inc.*                 $   176,971
       5,795      Stage Stores, Inc.*                         252,662
                                                          -----------
                                                          $   429,633
                                                          -----------
                  Catalog Retail - 1.7%
      31,475      Insight Enterprises, Inc.*              $   635,166
                                                          -----------
                  Computer & Electronics Retail - 0.1%
      19,250      Tweeter Home Entertainment Group,
                  Inc.*(a)                                $    48,125
                                                          -----------
                  Distributors - 0.1%
       7,940      Advanced Marketing Services, Inc.*      $    39,700
                                                          -----------

      Shares                                                    Value
                  General Merchandise Stores - 0.6%
      13,800      Fred's, Inc. (a)                        $   228,804
                                                          -----------
                  Homefurnishing Retail - 0.3%
       4,300      Cost Plus, Inc.*                        $   107,242
                                                          -----------
                  Specialty Stores - 2.0%
       7,675      Claire's Stores, Inc.                   $   184,584
      25,407      Hancock Fabrics, Inc.                       168,702
      36,755      Rent-Way, Inc.*                             361,669
                                                          -----------
                                                          $   714,955
                                                          -----------
                  Total Retailing                         $ 2,203,625
                                                          -----------
                  Food, Beverage & Tobacco - 1.3%
                  Agricultural Products - 0.8%
      10,008      Fresh Del Monte Produce, Inc. (a)       $   269,415
                                                          -----------
                  Packaged Foods & Meats - 0.5%
      13,050      B & G Foods, Inc.                       $   191,052
                                                          -----------
                  Total Food, Beverage & Tobacco          $   460,467
                                                          -----------
                  Household & Personal Products - 1.9%
                  Personal Products - 1.9%
       5,225      NBTY, Inc.*                             $   135,537
      23,479      Nu Skin Enterprises, Inc.                   547,061
                                                          -----------
                                                          $   682,598
                                                          -----------
                  Total Household & Personal
                  Products                                $   682,598
                                                          -----------
                  Health Care Equipment & Services - 7.7%
                  Health Care Equipment - 1.1%
       7,900      Analogic Corp.                          $   397,528
                                                          -----------
                  Health Care Facilities - 1.0%
       3,650      Sunrise Senior Living, Inc.*(a)         $   197,027
       2,983      Triad Hospitals, Inc.*                      162,991
                                                          -----------
                                                          $   360,018
                                                          -----------
                  Health Care Services - 3.6%
      21,525      Cross Country Healthcares, Inc.*        $   365,925
      11,556      Chemed Corp.                                472,409
       6,427      Pediatrix Medical Group, Inc.*              472,642
                                                          -----------
                                                          $ 1,310,976
                                                          -----------
                  Health Care Supplies - 0.0%
         700      Merit Medical Systems, Inc.*            $    10,787
                                                          -----------
                  Managed Health Care - 2.0%
       9,970      Amerigroup Corp.*                       $   400,794
       4,730      PacifiCare Health Systems*                  337,959
                                                          -----------
                                                          $   738,753
                                                          -----------
                  Total Health Care Equipment &
                  Services                                $ 2,818,062
                                                          -----------

44  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                      Value
                  Pharmaceuticals & Biotechnology - 0.5%
                  Biotechnology - 0.5%
      11,055      Kendle International, Inc.*                $   167,483
                                                             -----------
                  Total Pharmaceuticals &
                  Biotechnology                              $   167,483
                                                             -----------
                  Banks - 8.7%
                  Regional Banks - 6.5%
       7,000      Alliance Bankshares Corp.*                 $   106,750
       4,531      Banner Corp.                                   126,913
      29,825      Cardinal Financial Corp.*                      280,057
       4,175      City National Corp.                            299,389
       6,375      Irwin Financial Corp.                          141,461
      35,650      Sterling Bancshares, Inc.                      554,714
       3,500      Signature Bank*                                 85,400
      27,225      Texas Capital Bancshares, Inc.*                537,422
       2,400      Trustmark Corp.                                 70,224
       5,707      Whitney Holding Corp.                          186,219
                                                             -----------
                                                             $ 2,388,549
                                                             -----------
                  Thrifts & Mortgage Finance - 2.2%
      16,530      BankAtlantic Bancorp, Inc.                 $   313,244
       4,575      BankUnited Financial Corp. (a)                 123,708
      10,275      First Niagara Financial Group, Inc.            149,810
      12,050      Provident Financial Services, Inc.             211,719
                                                             -----------
                                                             $   798,481
                                                             -----------
                  Total Banks                                $ 3,187,030
                                                             -----------
                  Diversified Financials - 6.2%
                  Asset Management & Custody Banks - 1.2%
      24,329      Apollo Investment Corp.                    $   448,383
                                                             -----------
                  Consumer Finance - 1.7%
       7,625      Advanta Corp.                              $   196,115
       8,178      Advanta Corp. (Class B)                        230,292
       7,100      Cash America International, Inc.               142,852
       9,200      Rewards Network, Inc.*                          49,680
                                                             -----------
                                                             $   618,939
                                                             -----------
                  Investment Banking & Brokerage - 1.8%
       6,700      A.G. Edwards, Inc.                         $   302,505
      10,100      OptionsXpress Holdings, Inc.*(a)               153,520
       6,550      Piper Jaffray Co.*                             199,317
                                                             -----------
                                                             $   655,342
                                                             -----------
                  Specialized Finance - 1.5%
       6,343      Financial Federal Corp.                    $   245,094
      15,700      Nasdaq Stock Market, Inc.*                     296,102
                                                             -----------
                                                             $   541,196
                                                             -----------
                  Total Diversified Financials               $ 2,263,860
                                                             -----------

      Shares                                                       Value
                  Insurance - 4.5%
                  Multi-Line Insurance - 0.7%
      40,675      Quanta Capital Holdings (144A)*            $   253,405
                                                             -----------
                  Property & Casualty Insurance - 2.1%
      19,175      Assured Guaranty, Ltd.                     $   447,928
       3,800      American Safety Insurance Group, Ltd.*          57,836
       4,200      National Interstate Corp.*                      84,294
       1,300      RLI Corp.                                       57,980
       2,725      Selective Insurance Group, Inc.                135,024
                                                             -----------
                                                             $   783,062
                                                             -----------
                  Reinsurance - 1.7%
       8,826      IPC Holdings, Ltd.                         $   349,686
       7,550      Odyssey Re Holdings, Corp. (a)                 186,334
       2,075      Platinum Underwriter Holdings, Ltd.             66,027
                                                             -----------
                                                             $   602,047
                                                             -----------
                  Total Insurance                            $ 1,638,514
                                                             -----------
                  Real Estate - 3.7%
                  Real Estate Investment Trusts - 3.7%
      12,813      BioMed Property Trust, Inc.                $   305,590
      11,550      Capital Trust, Inc.                            385,886
       2,128      Entertainment Properties Trust                  97,887
      23,425      Feldman Mall Properties, Inc.                  326,779
      11,450      Saxon Capital, Inc.                            195,452
       1,536      Universal Health Realty, Inc.                   58,537
                                                             -----------
                                                             $ 1,370,131
                                                             -----------
                  Total Real Estate                          $ 1,370,131
                                                             -----------
                  Software & Services - 3.8%
                  Application Software - 1.1%
      14,979      SPSS, Inc.*                                $   287,747
      16,800      TIBCO Software, Inc.*                          109,872
                                                             -----------
                                                             $   397,619
                                                             -----------
                  Data Processing & Outsourced Services - 0.7%
      17,542      Pegusus Systems, Inc.*(a)                  $   195,593
       5,275      Intrado, Inc.*                                  78,913
                                                             -----------
                                                             $   274,506
                                                             -----------
                  IT Consulting & Other Services - 0.3%
      10,900      Gartner Group, Inc.*(a)                    $   115,758
                                                             -----------
                  Systems Software - 1.7%
      39,250      Borland Software Corp.*                    $   269,255
      10,425      Internet Security Systems, Inc.*               211,523
       7,625      Sybase, Inc.*                                  139,919
                                                             -----------
                                                             $   620,697
                                                             -----------
                  Total Software & Services                  $ 1,408,580
                                                             -----------

  The accompanying notes are an integral part of these financial statements.  45

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                   Value
              Technology, Hardware & Equipment - 2.3%
              Communications Equipment - 1.3%
   9,275      Black Box Corp.                        $   328,335
  22,929      Remec, Inc.*(a)                            146,746
                                                     -----------
                                                     $   475,081
                                                     -----------
              Computer Storage & Peripherals - 0.3%
   4,985      Electronics for Imagine, Inc.*         $   104,884
                                                     -----------
              Electronic Equipment & Instruments - 0.7%
  15,025      Planar Systems, Inc.*(a)               $   110,433
  11,000      Technitrol, Inc.*                          155,430
                                                     -----------
                                                     $   265,863
                                                     -----------
              Total Technology, Hardware &
              Equipment                              $   845,828
                                                     -----------
              Semiconductors - 0.8%
              Semiconductor Equipment - 0.2%
   3,893      Advanced Energy Industries, Inc.*      $    30,599
   3,037      Brooks Automation, Inc.*                    45,099
                                                     -----------
                                                     $    75,698
                                                     -----------
              Semiconductors - 0.6%
  10,170      HI/FN, Inc.*                           $    61,122
  33,100      Lattice Semiconductor Corp.*               146,964
                                                     -----------
                                                     $   208,086
                                                     -----------
              Total Semiconductors                   $   283,784
                                                     -----------
              Telecommunication Services - 0.2%
              Integrated Telecommunication Services - 0.2%
   1,300      Neustar, Inc.*                         $    33,280
                                                     -----------
              Wireless Telecommunication Services - 0.0%
   8,003      Boston Communications Group, Inc.*     $    16,486
                                                     -----------
              Total Telecommunication Services       $    49,766
                                                     -----------
              Utilities - 2.2%
              Gas Utilities - 2.2%
   6,100      AGL Resources, Inc.                    $   235,765
   5,100      Energen Corp.                              178,754
   7,105      People's Energy Corp.                      308,783
   3,550      UGI Corp.                                   99,045
                                                     -----------
                                                     $   822,347
                                                     -----------
              Total Utilities                        $   822,347
                                                     -----------
              TOTAL COMMON STOCKS
              (Cost $25,276,347)                     $29,852,422
                                                     -----------
              EXCHANGE TRADED FUND - 0.6%
   3,450      iShares Russell 2000 Value (a)         $   221,318
                                                     -----------
              TOTAL EXCHANGE TRADED FUND
              (Cost $162,579)                        $   221,318
                                                     -----------

  Principal
    Amount                                                       Value
                    TEMPORARY CASH INVESTMENTS - 19.4%
                    Repurchase Agreement - 13.9%
$ 5,100,000         UBS Warburg, Inc., 2.75%, dated
                    6/30/05, repurchase price of
                    $5,100,000 plus accrued interest on
                    7/1/05 collateralized by $5,261,000
                    U.S. Treasury Bill, 2.0%, 5/15/06.     $ 5,100,000
                                                           -----------
      Shares
                    Security Lending Collateral - 5.5%
  2,023,358         Securities Lending Investment
                    Fund, 3.29%                            $ 2,023,358
                                                           -----------
                    TOTAL TEMPORARY CASH
                    INVESTMENTS
                    (Cost $7,123,358)                      $ 7,123,358
                                                           -----------
                    TOTAL INVESTMENT
                    IN SECURITIES - 101.2%
                    (Cost $32,562,284) (a)                 $37,197,098
                                                           -----------
                    OTHER ASSETS
                    AND LIABILITIES - (1.2)%               $  (418,286)
                                                           -----------
                    TOTAL NET ASSETS - 100.0%              $36,778,812
                                                           ===========

*    Non-income producing security
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005, the value of these securities amounted to $523,467 or 1.42% of net assets.
(a)  At June 30, 2005, the following securities were out on loan:

    Shares   Security                         Market Value
  8,170      Alliance Gaming Corp. *            $  114,543
  4,346      BankUnited Financial Corp.            117,516
  9,975      Fred's, Inc.                          165,385
 10,355      Gartner Group, Inc. *                 109,970
  6,895      Glamis Gold, Ltd. *                   118,663
 25,380      Graftech International, Ltd. *        109,134
  3,276      isharesRussell 2000 Value             210,156
  7,172      Odyssey Re Holdings, Corp.            177,005
  4,728      OptionsXpress Holdings, Inc. *         71,866
 14,301      Pegusus Systems, Inc. *               159,456
 10,830      Planar Systems, Inc. *                 79,601
 16,250      Remec, Inc. *                         104,000
  3,465      Sunrise Senior Living, Inc. *         187,041
    690      Tweeter Home Entertainment
             Group, Inc. *                           1,725
  8,260      Fresh Del Monte Produce, Inc.         222,359
                                                ----------
             Total                              $1,948,420
                                                ==========

46  The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                   Value
              COMMON STOCKS - 96.5%
              Energy - 6.6%
              Oil & Gas Equipment & Services - 2.5%
  3,500       Maverick Tube Corp.*                  $   104,300
  4,200       NS Group, Inc.*                           136,542
  3,100       Offshore Logistics, Inc.*                 101,804
                                                    -----------
                                                    $   342,646
                                                    -----------
              Oil & Gas Exploration & Production - 3.5%
  4,525       Forest Oil Corp.*                     $   190,050
  2,000       Houston Exploration Co.*                  106,100
  2,103       Spinnaker Exploration Co.*                 74,635
  2,100       Stone Energy Corp.*                       102,690
                                                    -----------
                                                    $   473,475
                                                    -----------
              Oil & Gas Storage & Transportation - 0.6%
  1,300       Overseas Shipholding Group, Inc.      $    77,545
                                                    -----------
              Total Energy                          $   893,666
                                                    -----------
              Materials - 5.7%
              Aluminum - 0.7%
  4,500       Century Aluminum Co.*                 $    91,800
                                                    -----------
              Construction Materials - 0.9%
  2,950       Mega Bloks Inc. (144A)*               $    57,716
  1,200       Texas Industries, Inc.                     67,476
                                                    -----------
                                                    $   125,192
                                                    -----------
              Diversified Chemical - 0.9%
  2,100       FMC Corp.*                            $   117,894
                                                    -----------
              Diversified Metals & Mining - 0.5%
  4,900       Brush Engineered Materials, Inc.*     $    69,874
                                                    -----------
              Specialty Chemicals - 1.3%
  3,300       H.B. Fuller Co.                       $   112,398
  9,700       PolyOne Corp.*                             64,214
                                                    -----------
                                                    $   176,612
                                                    -----------
              Steel - 1.4%
  1,600       Carpenter Technology                  $    82,880
  7,300       Ryerson Tull, Inc. (a)                    104,171
                                                    -----------
                                                    $   187,051
                                                    -----------
              Total Materials                       $   768,423
                                                    -----------
              Capital Goods - 7.4%
              Aerospace & Defense - 1.3%
  5,600       Hexcel Corp.*                         $    94,752
  7,300       Orbital Sciences Corp.* (a)                72,270
                                                    -----------
                                                    $   167,022
                                                    -----------

 Shares                                                   Value
              Construction, Farm Machinery &
              Heavy Trucks - 2.6%
  4,500       AGCO Corp.*                           $    86,040
  2,000       Terex Corp.*                               78,800
  2,400       The Toro Co.                               92,664
  4,400       Wabtec Corp.                               94,512
                                                    -----------
                                                    $   352,016
                                                    -----------
              Construction & Engineering - 0.8%
  6,400       Perini Corp.*                         $   105,088
                                                    -----------
              Electrical Component & Equipment - 0.5%
  2,500       Thomas & Betts Corp.*                 $    70,600
                                                    -----------
              Industrial Machinery - 2.2%
  3,200       Albany International Corp.            $   102,752
  3,100       Flowserve Corp.*                           93,806
  2,175       Kennametal, Inc.                           99,724
                                                    -----------
                                                    $   296,282
                                                    -----------
              Total Capital Goods                   $   991,008
                                                    -----------
              Commercial Services & Supplies - 3.5%
              Commercial Printing - 1.3%
  1,800       Consolidated Graphics, Inc.*          $    73,386
  2,575       John H. Harland Co.                        97,850
                                                    -----------
                                                    $   171,236
                                                    -----------
              Diversified Commercial Services - 0.6%
  2,301       The Brinks Co.                        $    82,836
                                                    -----------
              Human Resource & Employment Services - 1.6%
  5,800       Administaff, Inc.                     $   137,808
  4,400       Korn/Ferry International*                  78,100
                                                    -----------
                                                    $   215,908
                                                    -----------
              Total Commercial Services &
              Supplies                              $   469,980
                                                    -----------
              Transportation - 3.4%
              Railroads - 1.3%
  3,400       Genesee & Wyoming, Inc.*              $    92,310
  6,900       RailAmerica, Inc.*                         82,110
                                                    -----------
                                                    $   174,420
                                                    -----------
              Trucking - 2.1%
  2,300       Arkansas Best Corp.                   $    73,163
  9,100       Swift Transportation Co., Inc.*           211,939
                                                    -----------
                                                    $   285,102
                                                    -----------
              Total Transportation                  $   459,522
                                                    -----------
              Automobiles & Components - 1.3%
              Auto Parts & Equipment - 0.7%
  5,400       Aftermarket Technology Corp.*         $    94,122
                                                    -----------

  The accompanying notes are an integral part of these financial statements.  47

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

      Shares                                                          Value
                  Automobile Manufacturers - 0.6%
       2,300      Winnebago Industries, Inc. (a)                $    75,325
                                                                -----------
                  Total Automobiles & Components                $   169,447
                                                                -----------
                  Consumer Durables & Apparel - 3.3%
                  Footwear - 1.8%
       7,500      Skechers U.S.A.*                              $   106,950
       5,450      Wolverine World Wide, Inc.                        130,855
                                                                -----------
                                                                $   237,805
                                                                -----------
                  Housewares & Specialties - 1.4%
       3,000      American Greetings Corp.                      $    79,500
       3,375      Yankee Candle Co.                                 108,338
                                                                -----------
                                                                $   187,838
                                                                -----------
                  Leisure Products - 0.1%
         625      Mega Blocks*                                  $    12,228
                                                                -----------
                  Total Consumer Durables & Apparel             $   437,871
                                                                -----------
                  Consumer Services - 3.5%
                  Casinos & Gaming - 0.8%
       3,900      Scientific Games Corp.*                       $   105,027
                                                                -----------
                  Restaurants - 2.7%
       5,000      O'Charley's, Inc.*                            $    88,300
       3,400      Rare Hospitality International, Inc.*             103,598
       6,800      Ruby Tuesday, Inc. (a)                            176,120
                                                                -----------
                                                                $   368,018
                                                                -----------
                  Total Consumer Services                       $   473,045
                                                                -----------
                  Media - 1.0%
                  Advertising - 0.8%
       1,800      R.H. Donnelley Corp.*                         $   111,564
                                                                -----------
                  Broadcasting & Cable TV - 0.2%
       1,198      Alliance Atlantis Communications, Inc.*       $    28,213
                                                                -----------
                  Total Media                                   $   139,777
                                                                -----------
                  Retailing - 4.5%
                  Apparel Retail - 3.8%
       4,500      Aeropostale, Inc.*                            $   151,200
       5,400      Charming Shoppes, Inc.*                            50,382
       8,600      Guess?, Inc.*                                     142,588
       3,900      Stage Stores, Inc.*                               170,040
                                                                -----------
                                                                $   514,210
                                                                -----------
                  Specialty Stores - 0.7%
       1,500      Guitar Center, Inc.*                          $    87,555
                                                                -----------
                  Total Retailing                               $   601,765
                                                                -----------

      Shares                                                          Value
                  Food, Beverage & Tobacco - 2.1%
                  Packaged Foods & Meats - 2.1%
       2,400      Lancaster Colony Corp.                        $   103,008
       1,900      Ralcorp Holdings, Inc.                             78,185
       2,139      The J.M. Smucker Co.                              100,405
                                                                -----------
                                                                $   281,598
                                                                -----------
                  Total Food, Beverage & Tobacco                $   281,598
                                                                -----------
                  Household & Personal Products - 0.9%
                  Personal Products - 0.9%
       5,050      Nu Skin Enterprises, Inc.                     $   117,665
                                                                -----------
                  Total Household & Personal
                  Products                                      $   117,665
                                                                -----------
                  Health Care Equipment & Services - 10.2%
                  Health Care Equipment - 0.8%
       4,300      Steris Corp.                                  $   110,811
                                                                -----------
                  Health Care Facilities - 3.4%
       2,500      Kindred Healthcare, Inc.*(a)                  $    99,025
       2,500      Lifepoint Hospitals, Inc.*                        126,300
       1,902      Sunrise Senior Living, Inc.*(a)                   102,670
       2,100      Universal Health Services, Inc. (Class B)         130,578
                                                                -----------
                                                                $   458,573
                                                                -----------
                  Health Care Services - 3.6%
       2,000      Cerner Corp.*(a)                              $   135,940
       9,000      eResearch Technology, Inc.*                       120,510
       3,900      Lifeline Systems, Inc.*                           125,268
       1,325      Pediatrix Medical Group, Inc.*                     97,441
                                                                -----------
                                                                $   479,159
                                                                -----------
                  Health Care Supplies - 1.9%
       1,975      Haemonetics Corp.*                            $    80,263
       5,800      Merit Medical Systems, Inc.*                       89,378
       2,575      PolyMedica Corp.                                   91,825
                                                                -----------
                                                                $   261,466
                                                                -----------
                  Managed Health Care - 0.5%
         904      Coventry Health Care, Inc*                    $    63,958
                                                                -----------
                  Total Health Care Equipment &
                  Services                                      $ 1,373,967
                                                                -----------
                  Pharmaceuticals & Biotechnology - 3.5%
                  Biotechnology - 2.8%
       9,825      Cubist Pharmaceuticals, Inc.*                 $   129,395
       7,300      InterMune, Inc.*(a)                                95,192
       7,100      Serologicals Corp.*(a)                            150,875
                                                                -----------
                                                                $   375,462
                                                                -----------
                  Pharmaceuticals - 0.7%
       5,100      Connetics Corp.*                              $    89,964
                                                                -----------
                  Total Pharmaceuticals &
                  Biotechnology                                 $   465,426
                                                                -----------

48  The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                      Value
              Banks - 9.0%
              Regional Banks - 4.1%
    3,700     BancorpSouth, Inc.                         $    87,320
    3,400     Banner Corp.                                    95,234
    4,100     Community Bank System, Inc.                     99,999
    4,400     Irwin Financial Corp.                           97,636
    2,600     Provident Bankshares Corp.                      82,966
    3,600     Susquehanna Bancshares, Inc.                    88,524
                                                         -----------
                                                         $   551,679
                                                         -----------
              Thrifts & Mortgage Finance - 4.9%
    3,100     BankUnited Financial Corp. (a)             $    83,824
    4,500     Charter Municipal Mortgage
              Acceptance Co.                                  98,820
    5,000     Commercial Capital Bankcorp, Inc.               83,550
    3,025     Commercial Federal Corp.                       101,882
    6,800     First Niagara Financial Group, Inc.             99,144
    4,800     Provident Financial Services, Inc.              84,336
    2,125     Webster Financial Corp.                         99,216
                                                         -----------
                                                         $   650,772
                                                         -----------
              Total Banks                                $ 1,202,451
                                                         -----------
              Diversified Financials - 1.7%
              Asset Management & Custody Banks - 0.8%
    6,078     Apollo Investment Corp.                    $   112,017
                                                         -----------
              Consumer Finance - 0.9%
    4,078     Advanta Corp. (Class B)                    $   114,836
                                                         -----------
              Total Diversified Financials               $   226,853
                                                         -----------
              Insurance - 2.8%
              Life & Health Insurance - 0.7%
    2,100     AmerUs Group Co. (a)                       $   100,905
                                                         -----------
              Property & Casualty Insurance - 1.4%
    4,600     Bristol West Holdings, Inc.                $    84,180
    2,900     Infinity Property & Casualty Corp.             101,152
                                                         -----------
                                                         $   185,332
                                                         -----------
              Reinsurance - 0.7%
    3,000     Platinum Underwriter Holdings, Ltd.        $    95,460
                                                         -----------
              Total Insurance                            $   381,697
                                                         -----------

   Shares                                                      Value
              Real Estate - 6.8%
              Real Estate Investment Trusts - 6.8%
    8,500     Anworth Mortgage Asset Corp.               $    83,640
    4,577     BioMed Property Trust, Inc.                    109,161
    2,800     Brandywine Realty Trust                         85,820
    2,550     Capital Trust, Inc.                             85,196
    2,900     Cousins Properties, Inc.                        85,782
    2,800     Heritage Property Investment Trust (a)          98,056
   10,000     MFA Mortgage Investments, Inc.                  74,500
    2,800     Newcastle Investment Corp.                      84,420
    1,600     Redwood Trust, Inc. (a)                         82,560
    4,057     Ventas, Inc.*                                  122,521
                                                         -----------
                                                         $   911,656
                                                         -----------
              Total Real Estate                          $   911,656
                                                         -----------
              Software & Services - 6.2%
              Application Software - 2.9%
    4,300     Advent Software, Inc.*                     $    87,118
   16,600     Parametric Technology Co.*                     105,908
   12,375     Plato Learning, Inc.*                           91,328
    5,000     SPSS, Inc.*                                     96,050
                                                         -----------
                                                         $   380,404
                                                         -----------
              Data Processing & Outsourced Services - 0.6%
    5,700     The BISYS Group, Inc.*                     $    85,158
                                                         -----------
              Internet Software & Services - 1.1%
    7,000     Earthlink, Inc.*                           $    60,620
    7,100     Valueclick, Inc.*                               87,543
                                                         -----------
                                                         $   148,163
                                                         -----------
              Systems Software - 1.6%
    3,500     Macrovision Corp.*                         $    78,890
    8,900     Wind River Systems*                            139,552
                                                         -----------
                                                         $   218,442
                                                         -----------
              Total Software & Services                  $   832,167
                                                         -----------
              Technology Hardware & Equipment - 7.0%
              Communications Equipment - 3.0%
   17,600     Arris Group, Inc.*                         $   153,296
    4,800     CommScope, Inc.*(a)                             83,568
   13,900     Extreme Networks, Inc.*                         56,990
   10,200     Symmetricom, Inc.*                             105,774
                                                         -----------
                                                         $   399,628
                                                         -----------
              Computer Hardware - 1.1%
    4,100     Intergraph Corp.*                          $   141,286
                                                         -----------
              Computer Storage & Peripherals - 1.1%
   14,700     Brocade Communications Systems, Inc.*      $    57,036
   28,500     Quantum Corp.*                                  84,645
                                                         -----------
                                                         $   141,681
                                                         -----------

  The accompanying notes are an integral part of these financial statements.  49

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

      Shares                                                     Value
                  Electronic Equipment & Instruments - 0.9%
       7,575      Aeroflex, Inc.*                          $    63,630
      12,400      Identix, Inc.*                                62,371
                                                           -----------
                                                           $   126,001
                                                           -----------
                  Electronic Manufacturing Services - 0.4%
       7,800      TTM Technologies, Inc.*                  $    59,358
                                                           -----------
                  Technology Distributors - 0.5%
       4,400      Agilysys, Inc.                           $    69,080
                                                           -----------
                  Total Technology Hardware &
                  Equipment                                $   937,034
                                                           -----------
                  Semiconductors - 2.4%
                  Semiconductor Equipment - 2.3%
      14,000      Axcelis Technologies, Inc.*              $    96,040
       9,300      Entegris, Inc.*                               92,070
       5,246      Photronics, Inc.*                            122,442
                                                           -----------
                                                           $   310,552
                                                           -----------
                  Semiconductors - 0.1%
         500      PortalPlayer, Inc.*(a)                   $    10,410
                                                           -----------
                  Total Semiconductors                     $   320,962
                                                           -----------
                  Telecommunication Services - 0.8%
                  Integrated Telecommunication Services - 0.8%
       8,059      CT Communications, Inc.                  $   105,170
                                                           -----------
                  Total Telecommunication Services         $   105,170
                                                           -----------
                  Utilities - 2.9%
                  Electric Utilities - 1.4%
       2,100      CH Energy Group, Inc. (a)                $   102,123
       3,100      IDACORP, Inc.                                 94,953
                                                           -----------
                                                           $   197,076
                                                           -----------
                  Gas Utilities - 1.5%
       4,600      Atmos Energy Corp.                       $   132,480
       1,500      People's Energy Corp.                         65,190
                                                           -----------
                                                           $   197,670
                                                           -----------
                  Total Utilities                          $   394,746
                                                           -----------
                  TOTAL COMMON STOCKS
                  (Cost $12,375,468)                       $12,955,896
                                                           -----------
                  WARRANTS - 0.1%
                  Energy - 0.1%
                  Oil & Gas Exploration & Production - 0.1%
       1,850      Arena Resources Warrants EXP 8/9/08*     $     9,343
                                                           -----------
                  TOTAL WARRANTS
                  (Cost $1,885)                            $     9,343
                                                           -----------

      Shares                                                     Value
                  TEMPORARY CASH INVESTMENT - 11.1%
                  Security Lending Collateral -11.1%
   1,485,682      Securities Lending Investment
                  Fund, 3.29%                              $ 1,485,682
                                                           -----------
                  TOTAL TEMPORARY CASH
                  INVESTMENT
                  (Cost $1,485,682)                        $ 1,485,682
                                                           -----------
                  TOTAL INVESTMENT
                  IN SECURITIES - 107.7%
                  (Cost $13,863,035)                       $14,450,921
                                                           -----------
                  OTHER ASSETS
                  AND LIABILITIES - (7.7)%                 $(1,030,944)
                                                           -----------
                  TOTAL NET ASSETS - 100.0%                $13,419,977
                                                           ===========

*     Non-income producing security
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005, the value of these securities amounted to $57,716 or 0.4% of net assets.
(a)   At June 30, 2005, the following securities were out on loan:

     Shares     Security                              Market Value
      1,995     AmerUs Group Co.                       $   95,860
      2,945     BankUnited Financial Corp.                 79,633
      1,900     Cerner Corp. *                            129,143
      4,560     CommScope, Inc. *                          79,390
      1,995     CH Energy Group, Inc.                      97,017
      2,660     Heritage Property Investment Trust         93,153
      6,935     InterMune, Inc. *                          90,432
      2,375     Kindred Healthcare, Inc. *                 94,074
      6,935     Orbital Sciences Corp. *                   68,657
        475     PortalPlayer, Inc. *                        9,890
      1,520     Redwood Trust, Inc.                        78,432
      6,460     Ruby Tuesday, Inc.                        167,314
      6,080     Ryerson Tull, Inc.                         86,762
      4,370     Serologicals Corp. *                       92,863
      1,807     Sunrise Senior Living, Inc. *              97,542
      2,185     Winnebago Industries, Inc.                 71,559
                                                       ----------
                Total                                  $1,431,721
                                                       ==========


50  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares                                                   Value
                COMMON STOCKS - 99.4%
                Energy - 6.0%
                Integrated Oil & Gas - 1.4%
     164,840    Occidental Petroleum Corp.            $   12,681,141
                                                      --------------
                Oil & Gas Drilling - 1.8%
     158,615    ENSCO International, Inc.             $    5,670,486
      89,630    Nabors Industries, Inc.*(a)                5,433,371
     100,830    Transocean Offshore, Inc.*                 5,441,795
                                                      --------------
                                                      $   16,545,652
                                                      --------------
                Oil & Gas Equipment & Services - 0.6%
      88,435    Weatherford International, Inc.*      $    5,127,461
                                                      --------------
                Oil & Gas Exploration & Production - 2.2%
     191,522    Devon Energy Corp.                    $    9,706,335
     232,885    Pioneer Natural Resources Co.              9,799,801
                                                      --------------
                                                      $   19,506,136
                                                      --------------
                Total Energy                          $   53,860,390
                                                      --------------
                Materials - 8.0%
                Diversified Chemical - 2.4%
     106,000    Ashland, Inc. (a)                     $    7,618,220
     228,620    PPG Industries, Inc.                      14,348,191
                                                      --------------
                                                      $   21,966,411
                                                      --------------
                Diversified Metals & Mining - 1.3%
     190,900    Freeport-McMoRan Copper & Gold, Inc.
                (Class B)                             $    7,147,296
      46,485    Phelps Dodge Corp.                         4,299,863
                                                      --------------
                                                      $   11,447,159
                                                      --------------
                Industrial Gases - 1.6%
     233,445    Air Products & Chemicals, Inc.        $   14,076,734
                                                      --------------
                Metal & Glass Containers - 1.5%
     388,420    Ball Corp.                            $   13,967,583
                                                      --------------
                Paper Products - 1.2%
     387,300    Meadwestvaco Corp.                    $   10,859,892
                                                      --------------
                Total Materials                       $   72,317,779
                                                      --------------
                Capital Goods - 4.2%
                Building Products - 1.1%
     239,580    American Standard Companies, Inc.     $   10,043,194
                                                      --------------
                Industrial Machinery - 2.0%
     285,867    Flowserve Corp.*                      $    8,650,335
      98,520    ITT Industries, Inc.                       9,618,508
                                                      --------------
                                                      $   18,268,843
                                                      --------------
                Trading Companies & Distributors - 1.1%
     168,580    W.W. Grainger, Inc.                   $    9,236,498
                                                      --------------
                Total Capital Goods                   $   37,548,535
                                                      --------------

      Shares                                                   Value
                Commercial Services & Supplies - 4.4%
                Commercial Printing - 1.6%
     405,140    R.R. Donnelly & Sons Co.              $   13,981,381
                                                      --------------
                Diversified Commercial Services - 0.9%
     137,200    The Dun & Bradstreet Corp.*           $    8,458,380
                                                      --------------
                Environmental & Facilities Services - 1.9%
     472,435    Republic Services, Inc.               $   17,012,384
                                                      --------------
                Total Commercial Services &
                Supplies                              $   39,452,145
                                                      --------------
                Transportation - 1.3%
                Airlines - 0.5%
     326,110    Southwest Airlines Co.                $    4,542,712
                                                      --------------
                Railroads - 0.8%
     120,620    Canadian National Railway Co.         $    6,953,743
                                                      --------------
                Total Transportation                  $   11,496,455
                                                      --------------
                Consumer Durables & Apparel - 6.2%
                Apparel, Accessories & Luxury Goods - 1.0%
     215,300    Liz Claiborne, Inc.                   $    8,560,328
                                                      --------------
                Household Appliances - 1.1%
     146,800    Whirlpool Corp. (a)                   $   10,292,148
                                                      --------------
                Housewares & Specialties - 1.2%
     212,700    American Greetings Corp.              $    5,636,550
     169,400    Yankee Candle Co.                          5,437,740
                                                      --------------
                                                      $   11,074,290
                                                      --------------
                Leisure Products - 1.7%
     861,230    Mattel, Inc.                          $   15,760,509
                                                      --------------
                Photographic Products - 1.2%
     402,600    Eastman Kodak Co. (a)                 $   10,809,810
                                                      --------------
                Total Consumer Durables & Apparel     $   56,497,085
                                                      --------------
                Consumer Services - 2.3%
                Restaurants - 1.0%
     348,600    Ruby Tuesday, Inc. (a)                $    9,028,740
                                                      --------------
                Specialized Consumer Services - 1.3%
     194,510    H & R Block, Inc.                     $   11,349,659
                                                      --------------
                Total Consumer Services               $   20,378,399
                                                      --------------
                Media - 4.2%
                Advertising - 1.2%
     897,800    The Interpublic Group of Companies,
                Inc.*(a)                              $   10,935,204
                                                      --------------
                Broadcasting & Cable Television - 1.3%
     363,300    Entercom Communications Corp.*        $   12,094,257
                                                      --------------
                Movies & Entertainment - 0.8%
     386,560    Regal Entertainment Group (a)         $    7,298,253
                                                      --------------

  The accompanying notes are an integral part of these financial statements.  51

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                        Value
                Publishing - 0.9%
  219,800       Tribune Co.                             $    7,732,564
                                                        --------------
                Total Media                             $   38,060,278
                                                        --------------
                Retailing - 7.8%
                Apparel Retail - 2.3%
  774,930       Foot Locker, Inc. (a)                   $   21,093,595
                                                        --------------
                Department Stores - 1.8%
  220,700       Federated Department Stores, Inc. (a)   $   16,172,896
                                                        --------------
                Internet Retail - 1.7%
  625,300       InterActiveCorp.*(a)                    $   15,038,465
                                                        --------------
                Specialty Stores - 2.0%
1,059,600       Blockbuster, Inc. (a)                   $    9,663,552
  271,300       Tiffany & Co. (a)                            8,887,788
                                                        --------------
                                                        $   18,551,340
                                                        --------------
                Total Retailing                         $   70,856,296
                                                        --------------
                Food & Drug Retailing - 5.3%
                Drug Retail - 1.4%
  442,740       CVS Corp. (a)                           $   12,870,452
                                                        --------------
                Food Retail - 1.9%
  764,000       Safeway, Inc.                           $   17,258,760
                                                        --------------
                Hypermarkets & Supercenters - 2.0%
  537,470       BJ'S Wholesale Club, Inc.*(a)           $   17,462,400
                                                        --------------
                Total Food & Drug Retailing             $   47,591,612
                                                        --------------
                Food, Beverage & Tobacco - 1.6%
                Brewers - 0.6%
   89,000       Molson Coors Brewing Co. (Class B)*     $    5,518,000
                                                        --------------
                Packaged Foods & Meats - 1.0%
   19,190       ConAgra, Inc.                           $      444,440
  248,818       Dean Foods Co.*                              8,768,346
        1       TreeHouse Foods, Inc.*                              17
                                                        --------------
                                                        $    9,212,803
                                                        --------------
                Total Food, Beverage & Tobacco          $   14,730,803
                                                        --------------
                Health Care Equipment & Services - 6.7%
                Health Care Distributors - 0.7%
  140,300       McKesson Corp.                          $    6,284,037
                                                        --------------
                Health Care Equipment - 1.0%
  335,200       Boston Scientific Corp.*                $    9,050,400
                                                        --------------
                Health Care Facilities - 3.1%
1,167,800       Tenet Healthcare Corp.*(a)              $   14,293,872
  246,260       Triad Hospitals, Inc.*                      13,455,646
                                                        --------------
                                                        $   27,749,518
                                                        --------------
                Health Care Services - 0.6%
  120,230       Laboratory Corporation of America
                Holdings*                               $    5,999,477
                                                        --------------

   Shares                                                        Value
                Managed Health Care - 1.3%
  109,300       CIGNA Corp.                             $   11,698,379
                                                        --------------
                Total Health Care Equipment &
                Services                                $   60,781,811
                                                        --------------
                Pharmaceuticals & Biotechnology - 3.5%
                Pharmaceuticals - 3.5%
  712,100       IVAX Corp.*(a)                          $   15,310,150
  299,900       Mylan Laboratories, Inc.                     5,770,076
  178,300       Par Pharmaceutical Co., Inc.*                5,671,723
  347,400       Perrigo Co.                                  4,842,756
                                                        --------------
                                                        $   31,594,705
                                                        --------------
                Total Pharmaceuticals &
                Biotechnology                           $   31,594,705
                                                        --------------
                Banks - 7.1%
                Regional Banks - 4.2%
  117,000       City National Corp.                     $    8,390,070
  220,330       KeyCorp                                      7,303,940
  179,465       Marshall & Ilsley Corp.                      7,977,219
  196,056       North Fork Bancorporation, Inc.              5,507,213
      739       Washington Banking Co.                          11,196
  116,600       Zions Bancorporation                         8,573,598
                                                        --------------
                                                        $   37,763,236
                                                        --------------
                Thrifts & Mortgage Finance - 2.9%
  459,200       Hudson City Bancorp, Inc.*              $    5,239,472
  433,660       The PMI Group, Inc.                         16,904,067
  201,700       Sovereign Bancorp, Inc.                      4,505,978
                                                        --------------
                                                        $   26,649,517
                                                        --------------
                Total Banks                             $   64,412,753
                                                        --------------
                Diversified Financials - 5.5%
                Asset Management & Custody Banks - 1.6%
  486,690       Federated Investors, Inc.               $   14,605,567
                                                        --------------
                Consumer Finance - 1.7%
  851,100       Providian Financial Corp.*(a)           $   15,004,893
                                                        --------------
                Investment Banking & Brokerage - 2.2%
  302,800       A.G. Edwards, Inc.                      $   13,671,420
  308,650       Investment Technology Group, Inc.*           6,487,823
                                                        --------------
                                                        $   20,159,243
                                                        --------------
                Total Diversified Financials            $   49,769,703
                                                        --------------
                Insurance - 6.5%
                Insurance Brokers - 1.0%
  282,340       Willis Group Holdings, Ltd.             $    9,238,165
                                                        --------------
                Life & Health Insurance - 1.4%
  675,900       UNUM Corp. (a)                          $   12,382,488
                                                        --------------
                Multi-Line Insurance - 0.7%
  186,450       Assurant, Inc.                          $    6,730,845
                                                        --------------

52  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                     Value
                Property & Casualty Insurance - 2.4%
    168,100     Safeco Corp.                            $   9,134,554
     19,814     White Mountains Insurance Group, Ltd.      12,500,653
                                                        -------------
                                                        $  21,635,207
                                                        -------------
                Reinsurance - 1.0%
    287,710     Platinum Underwriter Holdings, Ltd.     $   9,154,932
                                                        -------------
                Total Insurance                         $  59,141,637
                                                        -------------
                Software & Services - 3.5%
                Data Processing & Outsourced Services - 1.5%
    928,930     The BISYS Group, Inc.*                  $  13,878,214
                                                        -------------
                IT Consulting & Other Services - 0.5%
    677,000     Unisys Corp.*                           $   4,285,410
                                                        -------------
                Systems Software - 1.5%
    255,800     Symantec Corp.*                         $   5,561,092
    314,500     Veritas Software Corp.*                     7,673,800
                                                        -------------
                                                        $  13,234,892
                                                        -------------
                Total Software & Services               $  31,398,516
                                                        -------------
                Technology Hardware & Equipment - 5.0%
                Communications Equipment - 1.4%
    203,900     Scientific-Atlanta, Inc.                $   6,783,753
    678,121     Tellabs, Inc.*                              5,899,653
                                                        -------------
                                                        $  12,683,406
                                                        -------------
                Computer Storage & Peripherals - 2.6%
    327,200     Imation Corp.                           $  12,692,088
    300,600     Storage Technology Corp.*                  10,908,774
                                                        -------------
                                                        $  23,600,862
                                                        -------------
                Electronic Equipment & Instruments - 1.0%
    878,890     Symbol Technologies, Inc.               $   8,674,644
                                                        -------------
                Total Technology Hardware &
                Equipment                               $  44,958,912
                                                        -------------
                Telecommunication Services - 1.8%
                Integrated Telecommunication Services - 1.8%
    715,800     Cincinnati Bell, Inc.*                  $   3,077,940
    370,800     Century Telephone Enterprises, Inc.        12,840,804
                                                        -------------
                                                        $  15,918,744
                                                        -------------
                Total Telecommunication Services        $  15,918,744
                                                        -------------
                Utilities - 8.5%
                Electric Utilities - 5.9%
    177,100     Edison International                    $   7,181,405
    128,015     Entergy Corp.                               9,671,533
    342,600     NSTAR                                      10,562,358
    326,500     PG&E Corp.                                 12,256,810
  1,110,100     Reliant Energy*(a)                         13,743,038
                                                        --------------
                                                        $  53,415,144
                                                        --------------

     Shares                                                     Value
                Gas Utilities - 0.4%
    133,900     Atmos Energy Corp. (a)                  $   3,856,320
                                                        -------------
                Independent Power Producer
                & Energy Traders - 2.2%
    176,775     Constellation Energy Group              $  10,198,151
    120,054     NRG Energy, Inc.*                           4,514,030
     61,600     TXU Corp.                                   5,118,344
                                                        -------------
                                                        $  19,830,525
                                                        -------------
                Total Utilities                         $  77,101,989
                                                        -------------
                TOTAL COMMON STOCKS
                (Cost $764,234,576)                     $ 897,868,547
                                                        -------------

  Principal
    Amount
                TEMPORARY CASH INVESTMENTS - 17.1%
                Repurchase Agreement - 0.7%
$ 6,400,000     UBS Warburg, Inc., 2.75%, dated
                6/30/05, repurchase price of
                $6,400,000 plus accrued interest on
                7/1/05 collateralized by $6,536,000
                U.S. Treasury Bill, 1.875%, 1/31/06     $   6,400,000
                                                        -------------
     Shares
                Security Lending Collateral - 16.4%
148,443,233     Securities Lending Investment
                Fund, 3.29%                             $ 148,443,233
                                                        -------------
                TOTAL TEMPORARY CASH
                INVESTMENTS
                (Cost $154,843,233)                     $ 154,843,233
                                                        -------------
                TOTAL INVESTMENT
                IN SECURITIES - 116.5%
                (Cost $919,077,809)                     $1,052,711,78
                                                        -------------
                OTHER ASSETS
                AND LIABILITIES - (16.5)%               $(149,226,586)
                                                        --------------
                TOTAL NET ASSETS - 100.0%               $ 903,485,194
                                                        =============

  The accompanying notes are an integral part of these financial statements.  53

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

*   Non-income producing security
(a) At June 30, 2005, the following securities were out on loan:


       Shares     Security                            Market Value
       23,400     Ashland, Inc.                       $  1,681,758
      106,875     Atmos Energy Corp.                     3,078,000
       86,005     BJ'S Wholesale Club, Inc. *            2,794,302
    1,049,465     Blockbuster, Inc.                      9,571,121
      223,600     CVS Corp.                              6,500,052
      277,730     Eastman Kodak Co.                      7,457,051
      174,000     Federated Department Stores, Inc.     12,750,720
      310,700     Foot Locker, Inc.                      8,457,254
      599,280     InterActiveCorp. *                    14,412,684
      788,400     The Interpublic Group of
                  Companies, Inc. *                      9,602,712
      227,800     IVAX Corp. *                           4,897,700
       49,400     Nabors Industries, Inc. *              2,994,628
      332,100     Providian Financial Corp. *            5,854,923
      356,972     Regal Entertainment Group              6,739,631
      221,100     Reliant Energy *                       2,737,218
      331,170     Ruby Tuesday, Inc.                     8,577,303
      817,200     Tenet Healthcare Corp. *              10,002,528
      257,735     Tiffany & Co.                          8,443,399
      370,840     UNUM Corp.                             6,793,789
      139,460     Whirlpool Corp.                        9,777,541
                                                      ------------
                  Total                               $143,124,314
                                                      ============


54  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares                                                    Value
                  COMMON STOCKS - 98.2%
                  Energy - 1.6%
                  Integrated Oil & Gas - 1.6%
       4,300      Occidental Petroleum Corp.              $   330,799
       9,900      Repsol SA (A.D.R.)                          248,787
                                                          -----------
                                                          $   579,586
                                                          -----------
                  Total Energy                            $   579,586
                                                          -----------
                  Capital Goods - 7.0%
                  Aerospace & Defense - 1.7%
       3,400      L-3 Communications Holdings, Inc.       $   260,372
       7,000      United Technologies Corp.                   359,450
                                                          -----------
                                                          $   619,822
                                                          -----------
                  Building Products - 1.1%
      10,000      American Standard Co., Inc.             $   419,200
                                                          -----------
                  Construction, Farm Machinery &
                  Heavy Trucks - 1.7%
       9,300      Deere & Co.                             $   609,057
                                                          -----------
                  Industrial Conglomerates - 1.3%
      16,500      Tyco International, Ltd.                $   481,800
                                                          -----------
                  Industrial Machinery - 1.2%
       5,300      Illinois Tool Works, Inc.               $   422,304
                                                          -----------
                  Total Capital Goods                     $ 2,552,183
                                                          -----------
                  Commercial Services & Supplies - 0.7%
                  Diversified Commercial Services - 0.7%
       4,200      The Dun & Bradstreet Corp.*             $   258,930
                                                          -----------
                  Total Commercial Services &
                  Supplies                                $   258,930
                                                          -----------
                  Consumer Durables & Apparel - 0.8%
                  Apparel, Accessories & Luxury Goods - 0.8%
       7,100      Liz Claiborne, Inc.                     $   282,296
                                                          -----------
                  Total Consumer Durables & Apparel       $   282,296
                                                          -----------
                  Consumer Services - 1.8%
                  Education Services - 1.0%
       4,700      Apollo Group, Inc.*                     $   367,634
                                                          -----------
                  Hotels, Resorts & Cruise Lines - 0.8%
       5,100      Carnival Corp.                          $   278,205
                                                          -----------
                  Total Consumer Services                 $   645,839
                                                          -----------
                  Media - 4.7%
                  Advertising - 0.9%
       4,200      Omnicom Group                           $   335,412
                                                          -----------
                  Broadcasting & Cable Television - 2.1%
      76,100      Liberty Media Corp.*                    $   775,459
                                                          -----------
                  Movies & Entertainment - 1.7%
      24,400      The Walt Disney Co.                     $   614,392
                                                          -----------
                  Total Media                             $ 1,725,263
                                                          -----------

      Shares                                                    Value
                  Retailing - 7.6%
                  Apparel Retail - 1.8%
      27,400      TJX Co., Inc.                           $   667,190
                                                          -----------
                  Computer & Electronics Retail - 1.2%
       6,400      Best Buy Co., Inc.                      $   438,720
                                                          -----------
                  Home Improvement Retail - 4.6%
      17,700      Home Depot, Inc.                        $   688,530
      17,300      Lowe's Co., Inc.                          1,007,206
                                                          -----------
                                                          $ 1,695,736
                                                          -----------
                  Total Retailing                         $ 2,801,646
                                                          -----------
                  Food, Beverage & Tobacco - 7.4%
                  Soft Drinks - 4.8%
       9,700      Fomento Economico Mexicano SA de CV     $   577,829
      22,000      PepsiCo, Inc.                             1,186,460
                                                          -----------
                                                          $ 1,764,289
                                                          -----------
                  Tobacco - 2.6%
      14,700      Altria Group, Inc.                      $   950,502
                                                          -----------
                  Total Food, Beverage & Tobacco          $ 2,714,791
                                                          -----------
                  Household & Personal Products - 5.2%
                  Household Products - 3.1%
      21,400      Procter & Gamble Co.                    $ 1,128,850
                                                          -----------
                  Personal Products - 2.1%
      20,400      Avon Products, Inc.                     $   772,140
                                                          -----------
                  Total Household & Personal
                  Products                                $ 1,900,990
                                                          -----------
                  Health Care Equipment & Services - 8.2%
                  Health Care Distributors - 2.5%
      16,000      Cardinal Health, Inc.                   $   921,280
                                                          -----------
                  Health Care Equipment - 4.8%
      14,500      Biomet, Inc.                            $   502,280
      24,700      Boston Scientific Corp.*                    666,900
       8,600      Guidant Corp.                               578,780
                                                          -----------
                                                          $ 1,747,960
                                                          -----------
                  Health Care Services - 0.9%
      13,400      IMS Health, Inc.                        $   331,918
                                                          -----------
                  Total Health Care Equipment &
                  Services                                $ 3,001,158
                                                          -----------
                  Pharmaceuticals & Biotechnology - 12.4%
                  Biotechnology - 4.7%
      17,558      Amgen, Inc.*                            $ 1,061,557
       6,500      Biogen Idec, Inc.*                          223,925
       9,600      Gilead Sciences, Inc.*                      422,304
                                                          -----------
                                                          $ 1,707,786
                                                          -----------

  The accompanying notes are an integral part of these financial statements.  55

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

      Shares                                                     Value
                  Pharmaceuticals - 7.7%
      12,300      Astrazeneca Plc (A.D.R.)                 $   507,498
      14,000      Bristol-Myers Squibb Co.                     349,720
      22,511      Endo Pharmaceuticals Holdings, Inc.*         591,589
      32,300      IVAX Corp.*                                  694,450
       7,000      Merck & Co., Inc.                            215,600
      15,092      Par Pharmaceutical Co., Inc.*                480,077
                                                           -----------
                                                           $ 2,838,934
                                                           -----------
                  Total Pharmaceuticals &
                  Biotechnology                            $ 4,546,720
                                                           -----------
                  Banks - 1.3%
                  Diversified Banks - 1.3%
       9,500      Wachovia Corp.                           $   471,200
                                                           -----------
                  Total Banks                              $   471,200
                                                           -----------
                  Diversified Financials - 3.1%
                  Consumer Finance - 0.8%
       3,500      Capital One Financial Corp.              $   280,035
                                                           -----------
                  Diversified Financial Services - 2.3%
      18,300      Citigroup, Inc.                          $   846,009
                                                           -----------
                  Total Diversified Financials             $ 1,126,044
                                                           -----------
                  Insurance - 2.2%
                  Multi-Line Insurance - 2.2%
      13,600      American International Group, Inc.       $   790,160
                                                           -----------
                  Total Insurance                          $   790,160
                                                           -----------
                  Software & Services - 12.4%
                  It Consulting & Other Services - 1.9%
      31,300      Accenture, Ltd.*                         $   709,571
                                                           -----------
                  Systems Software - 10.5%
      26,600      Macrovision Corp.*                       $   599,564
      77,100      Microsoft Corp.                            1,915,164
      61,000      Symantec Corp.*                            1,326,140
                                                           -----------
                                                           $ 3,840,868
                                                           -----------
                  Total Software & Services                $ 4,550,439
                                                           -----------
                  Technology, Hardware & Equipment - 17.2%
                  Communications Equipment - 8.7%
      78,300      Avaya, Inc.*                             $   651,456
      76,000      Cisco Systems, Inc.*                       1,452,360
      32,500      Qualcomm, Inc.                             1,072,825
                                                           -----------
                                                           $ 3,176,641
                                                           -----------
                  Computer Hardware - 4.8%
      21,800      Dell, Inc.*                              $   861,318
      37,500      Hewlett-Packard Co.                          881,625
                                                           -----------
                                                           $ 1,742,943
                                                           -----------
                  Computer Storage & Peripherals - 1.7%
      25,900      Sandisk Corp.*                           $   614,607
                                                           -----------

      Shares                                                     Value
                  Electronic Equipment & Instruments - 2.0%
       3,100      Samsung Electronics                      $   743,225
                                                           -----------
                  Total Technology, Hardware &
                  Equipment                                $ 6,277,416
                                                           -----------
                  Semiconductors - 2.9%
       5,300      Linear Technology Corp.                  $   194,457
      30,200      Texas Instruments, Inc.                      847,714
                                                           -----------
                                                           $ 1,042,171
                                                           -----------
                  Total Semiconductors                     $ 1,042,171
                                                           -----------
                  Telecommunication Services - 1.7%
                  Wireless Telecommunication Services - 1.7%
      25,100      Vodafone Group Plc (A.D.R.)              $   610,432
                                                           -----------
                  Total Telecommunication Services         $   610,432
                                                           -----------
                  TOTAL COMMON STOCKS
                  (Cost $35,042,319)                       $35,877,264
                                                           -----------
                  TEMPORARY CASH INVESTMENTS - 5.5%
                  Security Lending Collateral - 5.5%
   1,999,381      Securities Lending Investment
                  Fund, 3.29%                              $ 1,999,381
                                                           -----------
                  TOTAL TEMPORARY CASH
                  INVESTMENTS
                  (Cost $1,999,381)                        $ 1,999,381
                                                           -----------
                  TOTAL INVESTMENT
                  IN SECURITIES - 103.7%
                  (Cost $37,041,700) (a)                   $37,876,645
                                                           -----------
                  OTHER ASSETS
                  AND LIABILITIES - (3.7)%                 $(1,335,377)
                                                           -----------
                  TOTAL NET ASSETS - 100.0%                $36,541,268
                                                           ===========

*        Non-income producing security
(A.D.R.) American Depositary Receipt
(a)      At June 30, 2005, the following securities were out on loan:


         Shares      Security                             Market Value
          5,600      Biogen Idec, Inc.*                    $  192,920
          3,325      Capital One Financial Corp.              266,033
         12,730      IMS Health, Inc.                         315,322
         17,765      Procter & Gamble Co.                     937,104
          9,405      Repsol SA (A.D.R.)                       236,348
                                                           ----------
                     Total                                 $1,947,727
                                                           ==========

56  The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

       Shares                                                      Value
                  COMMON STOCKS - 98.1%
                  Consumer Services - 5.3%
                  Hotels, Resorts & Cruise Lines - 5.3%
       96,300     Hilton Hotels Corp.*                      $  2,296,755
       53,000     Starwood Hotels & Resorts                    3,104,210
                                                            ------------
                                                            $  5,400,965
                                                            ------------
                  Total Consumer Services                   $  5,400,965
                                                            ------------
                  Real Estate - 92.8%
                  Real Estate Management & Development - 3.6%
      127,500     Brookfield Properties Corp.               $  3,672,000
                                                            ------------
                  Real Estate Investment Trusts - 89.3%
       47,000     AMB Property Corp. (a)                    $  2,041,210
       38,000     Apartment Investment & Management Co.        1,554,960
      102,000     Archstone Communities Trust                  3,939,240
       24,000     Arden Realty Group, Inc.                       863,520
       60,000     AvalonBay Communities, Inc.                  4,848,000
       34,100     BioMed Property Trust, Inc.                    813,285
       77,200     Boston Properties, Inc.                      5,404,000
       38,500     Brandywine Realty Trust                      1,180,025
       46,000     Camden Property Trust                        2,472,500
       14,100     Capital Automotive (a)                         538,197
       16,000     Carramerica Realty Corp.                       578,880
      122,000     Catellus Development Corp.                   4,001,600
       21,000     Corporate Office Properties                    618,450
       73,000     Developers Diversifies Realty Corp.          3,355,080
       36,500     Duke Realty Investments, Inc.                1,155,590
       11,300     Equity Lifestyle Properties, Inc.              449,288
       53,500     Equity Office Properties Trust (a)           1,770,850
      115,000     Equity Residential Property Trust            4,234,300
       38,500     Federal Realty Investment Trust              2,271,500
       12,100     First Potomac Realty Trust                     300,080
       72,000     General Growth Properties (a)                2,958,480
       10,000     Healthcare Realty Trust, Inc.                  386,100
       52,600     Highwoods Properties, Inc.                   1,565,376
       14,500     Hospitality Properties Trust                   639,015
      196,800     Host Marriott Corp. (a)                      3,444,000
       24,100     iStar Financial, Inc.                        1,002,319
       12,000     Kilroy Realty Corp.                            569,880
       29,700     Kimco Realty Corp. (a)                       1,749,627
       28,700     Kite Realty Group Trust                        430,500
       86,500     Liberty Property Trust                       3,832,815
       23,300     Pan Pacific Retail Properties, Inc.          1,546,654

       Shares                                                      Value
       45,500     Prentiss Properties Trust                 $  1,658,020
       81,500     ProLogis Trust                               3,279,560
       25,000     PS Business Parks, Inc.*                     1,111,250
       43,000     Public Storage, Inc.                         2,719,750
       51,400     Regency Centers Corp. (a)                    2,940,080
       30,500     Shurgard Storage Centers, Inc.               1,401,780
       98,000     Simon DeBartolo Group, Inc. (a)              7,104,020
       27,000     Spirit Finance Corp.                           317,250
       22,700     Strategic Hotel Capital, Inc.                  408,600
       68,000     Taubman Centers, Inc.                        2,318,120
       21,500     The Macerich Co.                             1,441,575
       71,500     Trizec Properties, Inc.                      1,470,755
       57,000     United Dominion Realty Trust                 1,370,850
       35,000     Vornado Realty Trust                         2,814,000
                                                            ------------
                  Total Real Estate                         $ 90,870,931
                                                            ------------
                  TOTAL COMMON STOCKS
                  (Cost $64,521,886)                        $ 99,943,896
                                                            ------------
                  TEMPORARY CASH INVESTMENT - 21.5%
                  Security Lending Collateral - 21.5%
   21,916,656     Securities Lending
                  Investment Fund, 3.29%                    $ 21,916,656
                                                            ------------
                  TOTAL TEMPORARY CASH
                  INVESTMENT
                  (Cost $21,916,656)                        $ 21,916,656
                                                            ------------
                  TOTAL INVESTMENT
                  IN SECURITIES - 119.6%
                  (Cost $86,438,542) (a)                    $121,860,552
                                                            ------------
                  OTHER ASSETS
                  AND LIABILITIES - (19.6)%                 $(19,994,964)
                                                            ------------
                  TOTAL NET ASSETS - 100.0%                 $101,865,588
                                                            ============


*      Non-income producing security
(a)    At June 30, 2005, the following securities were out on loan:


          Shares Security                                   Market Value
        44,650   AMB Property Corp.                          $ 1,939,150
        13,395   Capital Automotive                              511,287
        50,825   Equity Office Properties Trust                1,682,308
        68,400   General Growth Properties                     2,810,556
       186,960   Host Marriott Corp.                           3,271,800
        25,175   Kimco Realty Corp.                            1,483,059
        52,150   Regency Centers Corp.                         2,982,980
        93,100   Simon DeBartolo Group, Inc.                   6,748,819
                                                             -----------
            Total                                            $21,429,959
                                                             ===========

  The accompanying notes are an integral part of these financial statements.  57

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares                                                   Value
                  COMMON STOCKS - 99.6%
                  Energy - 9.1%
                  Integrated Oil & Gas - 6.2%
     213,764      Chevron Corp.                         $ 11,953,682
      72,566      ConocoPhillips                           4,171,819
     226,314      Exxon Mobil Corp.                       13,006,265
      50,756      Occidental Petroleum Corp.               3,904,659
                                                        ------------
                                                        $ 33,036,425
                                                        ------------
                  Oil & Gas Equipment & Services - 1.1%
      57,405      Schlumberger, Ltd.                    $  4,359,336
      25,100      Weatherford International, Inc.*         1,455,298
                                                        ------------
                                                        $  5,814,634
                                                        ------------
                  Oil & Gas Exploration & Production - 1.8%
      96,121      Apache Corp.                          $  6,209,417
      80,387      Pioneer Natural Resources Co.            3,382,685
                                                        ------------
                                                        $  9,592,102
                                                        ------------
                  Total Energy                          $ 48,443,161
                                                        ------------
                  Materials - 6.3%
                  Aluminum - 0.4%
      86,600      Alcoa, Inc.                           $  2,262,858
                                                        ------------
                  Diversified Chemical - 0.7%
      52,896      E.I. du Pont de Nemours & Co.         $  2,275,057
      23,887      PPG Industries, Inc.                     1,499,148
                                                        ------------
                                                        $  3,774,205
                                                        ------------
                  Diversified Metals & Mining - 3.3%
     107,769      BHP Billiton, Ltd. (A.D.R.)           $  2,942,094
     101,586      Inco, Ltd.                               3,834,872
      45,369      Phelps Dodge Corp.                       4,196,633
     224,013      Rio Tinto Plc                            6,842,884
                                                        ------------
                                                        $ 17,816,483
                                                        ------------
                  Gold - 0.2%
      26,147      Newmont Mining Corp.                  $  1,020,517
                                                        ------------
                  Industrial Gases - 1.1%
      30,163      Air Products & Chemicals, Inc.        $  1,818,829
      82,709      Praxair, Inc.                            3,854,239
                                                        ------------
                                                        $  5,673,068
                                                        ------------
                  Paper Products - 0.3%
      60,721      Meadwestvaco Corp.                    $  1,702,617
                                                        ------------
                  Specialty Chemicals - 0.3%
      44,629      Ecolab, Inc.                          $  1,444,193
                                                        ------------
                  Total Materials                       $ 33,693,941
                                                        ------------

      Shares                                                   Value
                  Capital Goods - 8.8%
                  Aerospace & Defense - 3.2%
      51,214      General Dynamics Corp.                $  5,609,982
     216,651      United Technologies Corp.               11,125,029
                                                        ------------
                                                        $ 16,735,011
                                                        ------------
                  Construction, Farm Machinery &
                  Heavy Trucks - 3.3%
      43,924      Caterpillar, Inc.                     $  4,186,396
      90,182      Deere & Co.                              5,906,019
     108,616      PACCAR, Inc.                             7,385,888
                                                        ------------
                                                        $ 17,478,303
                                                        ------------
                  Electrical Components & Equipment - 1.0%
      65,964      Emerson Electric Co.                  $  4,131,325
      27,500      Rockwell International Corp.             1,339,525
                                                        ------------
                                                        $  5,470,850
                                                        ------------
                  Industrial Conglomerates - 1.3%
     201,363      General Electric Co.                  $  6,977,228
                                                        ------------
                  Total Capital Goods                   $ 46,661,392
                                                        ------------
                  Transportation - 2.2%
                  Airlines - 0.5%
     180,270      Southwest Airlines Co.                $  2,511,161
                                                        ------------
                  Railroads - 1.7%
      57,842      Burlington Northern, Inc.             $  2,723,201
     208,346      Norfolk Southern Corp.                   6,450,392
                                                        ------------
                                                        $  9,173,593
                                                        ------------
                  Total Transportation                  $ 11,684,754
                                                        ------------
                  Automobiles & Components - 2.2%
                  Auto Parts & Equipment - 1.3%
     120,984      Johnson Controls, Inc.                $  6,815,029
                                                        ------------
                  Automobile Manufacturers - 0.9%
     477,615      Ford Motor Corp.                      $  4,890,778
                                                        ------------
                  Total Automobiles & Components        $ 11,705,807
                                                        ------------
                  Consumer Durables & Apparel - 0.2%
                  Apparel, Accessories & Luxury Goods - 0.2%
      28,441      Liz Claiborne, Inc.                   $  1,130,813
                                                        ------------
                  Total Consumer Durables & Apparel     $  1,130,813
                                                        ------------
                  Media - 4.9%
                  Advertising - 0.8%
      50,119      Omnicom Group                         $  4,002,503
                                                        ------------
                  Movies & Entertainment - 0.3%
      59,556      The Walt Disney Co.                   $  1,499,620
                                                        ------------

58  The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                Value
                  Publishing - 3.8%
      48,893      Elsevier NV                        $    681,530
      81,911      Gannett Co.                           5,826,329
     149,146      John Wiley & Sons, Inc.               5,925,571
     179,964      McGraw-Hill Co., Inc.                 7,963,407
                                                     ------------
                                                     $ 20,396,837
                                                     ------------
                  Total Media                        $ 25,898,960
                                                     ------------
                  Retailing - 6.8%
                  Apparel Retail - 0.3%
      72,178      Gap, Inc.                          $  1,425,516
                                                     ------------
                  Computer & Electronics Retail - 0.1%
      11,064      GameStop Corp.*                    $    330,814
                                                     ------------
                  Department Stores - 2.7%
     161,232      May Department Stores Co.          $  6,475,077
     118,523      Nordstrom, Inc.                       8,056,008
                                                     ------------
                                                     $ 14,531,085
                                                     ------------
                  General Merchandise Stores - 2.5%
      38,426      Family Dollar Stores, Inc.         $  1,002,918
     228,656      Target Corp.                         12,441,173
                                                     ------------
                                                     $ 13,444,091
                                                     ------------
                  Home Improvement Retail - 0.8%
      27,800      Home Depot, Inc.                   $  1,081,420
      55,862      Lowe's Companies, Inc.                3,252,286
                                                     ------------
                                                     $  4,333,706
                                                     ------------
                  Specialty Stores - 0.4%
      34,554      Barnes & Noble, Inc.*              $  1,340,695
      47,400      Staples, Inc.                         1,010,568
                                                     ------------
                                                     $  2,351,263
                                                     ------------
                  Total Retailing                    $ 36,416,475
                                                     ------------
                  Food & Drug Retailing - 2.6%
                  Drug Retail - 1.8%
      71,400      CVS Corp.                          $  2,075,597
     159,643      Walgreen Co.                          7,341,982
                                                     ------------
                                                     $  9,417,579
                                                     ------------
                  Food Distributors - 0.6%
      97,240      Sysco Corp.                        $  3,519,116
                                                     ------------
                  Hypermarkets & Supercenters - 0.2%
      23,400      Costco Wholesale Corp.             $  1,048,788
                                                     ------------
                  Total Food & Drug Retailing        $ 13,985,483
                                                     ------------

      Shares                                                Value
                  Food, Beverage & Tobacco - 4.6%
                  Packaged Foods & Meats - 2.9%
      99,139      Campbell Soup Co.                  $  3,050,507
      51,516      General Mills, Inc.                   2,410,434
      62,650      Hershey Foods Corp.                   3,890,564
      84,513      H.J. Heinz Co., Inc.                  2,993,450
      28,200      Kellogg Co.                           1,253,208
      87,480      Sara Lee Corp.                        1,732,979
                                                     ------------
                                                     $ 15,331,142
                                                     ------------
                  Soft Drinks - 1.7%
     174,649      PepsiCo, Inc.                      $  9,418,821
                                                     ------------
                  Total Food, Beverage & Tobacco     $ 24,749,963
                                                     ------------
                  Household & Personal Products - 1.6%
                  Household Products - 1.0%
      16,975      Clorox Co.                         $    945,847
      94,894      Colgate-Palmolive Co.                 4,736,160
                                                     ------------
                                                     $  5,682,007
                                                     ------------
                  Personal Products - 0.6%
      80,030      Estee Lauder Co.                   $  3,131,574
                                                     ------------
                  Total Household & Personal
                  Products                           $  8,813,581
                                                     ------------
                  Health Care Equipment & Services - 3.5%
                  Health Care Equipment - 3.5%
      84,671      Becton, Dickinson & Co.            $  4,442,686
      64,700      Biomet, Inc.                          2,241,208
      36,349      Guidant Corp.                         2,446,288
      81,252      Medtronic, Inc.                       4,208,041
     116,180      Stryker Corp.                         5,525,521
                                                     ------------
                                                     $ 18,863,744
                                                     ------------
                  Total Health Care Equipment &
                  Services                           $ 18,863,744
                                                     ------------
                  Pharmaceuticals & Biotechnology - 8.9%
                  Biotechnology - 0.7%
      64,036      Amgen, Inc.*                       $  3,871,617
                                                     ------------

  The accompanying notes are an integral part of these financial statements.  59

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

      Shares                                                             Value
                  Pharmaceuticals - 8.2%
     122,299      Abbott Laboratories                             $  5,993,874
      63,128      Barr Laboratorie, Inc.*                            3,076,859
      95,600      Bristol-Myers Squibb Co.                           2,388,088
      95,302      Eli Lilly & Co.                                    5,309,274
     163,188      Johnson & Johnson                                 10,607,220
     114,026      Merck & Co., Inc.                                  3,512,001
     112,881      Mylan Laboratories, Inc.                           2,171,830
      66,289      Novartis AG (A.D.R.)                               3,144,750
      43,308      Roche Holdings AG (A.D.R.)                         2,740,530
     209,465      Schering-Plough Corp.                              3,992,403
      20,700      Teva Pharmaceutical Industries, Ltd.                 644,598
                                                                  ------------
                                                                  $ 43,581,427
                                                                  ------------
                  Total Pharmaceuticals &
                  Biotechnology                                   $ 47,453,044
                                                                  ------------
                  Banks - 9.0%
                  Diversified Banks - 4.6%
      79,100      Bank of America Corp.                           $  3,607,751
     280,577      U.S. Bancorp                                       8,192,848
      47,123      Wachovia Corp.                                     2,337,301
     167,860      Wells Fargo & Co.                                 10,336,819
                                                                  ------------
                                                                  $ 24,474,719
                                                                  ------------
                  Regional Banks - 3.1%
      98,868      First Horizon National Corp.                    $  4,172,230
     160,746      National City Corp.                                5,484,654
      65,614      SunTrust Banks, Inc.                               4,739,955
      25,979      Zions Bancorporation                               1,910,236
                                                                  ------------
                                                                  $ 16,307,075
                                                                  ------------
                  Thrifts & Mortgage Finance - 1.3%
     174,198      Washington Mutual, Inc.                         $  7,088,117
                                                                  ------------
                  Total Banks                                     $ 47,869,911
                                                                  ------------
                  Diversified Financials - 5.6%
                  Asset Management & Custody Banks - 2.8%
      61,775      The Bank of New York Co., Inc.                  $  1,777,885
      52,351      Federated Investors, Inc.                          1,571,054
      89,314      State Street Corp.                                 4,309,401
     116,947      T. Rowe Price Associates, Inc.                     7,320,882
                                                                  ------------
                                                                  $ 14,979,222
                                                                  ------------
                  Consumer Finance - 1.4%
     134,224      American Express Co.                            $  7,144,744
                                                                  ------------
                  Investment Banking & Brokerage - 0.7%
      69,596      Merrill Lynch & Co., Inc.                       $  3,828,476
                                                                  ------------
                  Diversified Financial Services - 0.7%
      79,601      Citigroup, Inc.                                 $  3,679,954
                                                                  ------------
                  Total Diversified Financials                    $ 29,632,396
                                                                  ------------

      Shares                                                             Value
                  Insurance - 2.4%
                  Multi-Line Insurance - 0.2%
      16,100      Hartford Financial Services Group, Inc. (a)     $  1,203,958
                                                                  ------------
                  Property & Casualty Insurance - 2.0%
      24,800      ACE, Ltd.                                       $  1,112,280
      48,600      Axis Capital Holdings, Ltd.                        1,375,380
      65,620      Chubb Corp.                                        5,617,728
      40,581      Safeco Corp.                                       2,205,172
                                                                  ------------
                                                                  $ 10,310,560
                                                                  ------------
                  Reinsurance - 0.2%
      33,136      Montpelier RE Holdings, Ltd.                    $  1,145,843
                                                                  ------------
                  Total Insurance                                 $ 12,660,361
                                                                  ------------
                  Software & Services - 5.3%
                  Data Processing & Outsourced Services - 2.7%
     107,497      Automatic Data Processing, Inc.                 $  4,511,649
      43,129      Computer Sciences Corp.*                           1,884,737
      30,767      DST Systems, Inc.*                                 1,439,896
      33,477      Fiserv, Inc.*                                      1,437,837
     152,686      SunGard Data Systems, Inc.*                        5,369,967
                                                                  ------------
                                                                  $ 14,644,086
                                                                  ------------
                  Systems Software - 2.6%
     102,630      Adobe Systems, Inc.                             $  2,937,271
     259,781      Microsoft Corp.                                    6,452,960
     112,323      Symantec Corp.*                                    2,441,902
      82,800      Veritas Software Corp.*                            2,020,320
                                                                  ------------
                                                                  $ 13,852,453
                                                                  ------------
                  Total Software & Services                       $ 28,496,539
                                                                  ------------
                  Technology Hardware & Equipment - 5.9%
                  Communications Equipment - 1.8%
     252,407      Motorola, Inc.                                  $  4,608,952
     326,377      Nokia Corp. (A.D.R.)                               5,430,913
                                                                  ------------
                                                                  $ 10,039,865
                                                                  ------------
                  Computer Hardware - 3.0%
     198,996      Dell, Inc.*                                     $  7,862,332
      31,284      Diebold, Inc.                                      1,411,221
     210,170      Hewlett-Packard Co.                                4,941,097
     455,771      Sun Microsystems, Inc.*                            1,700,026
                                                                  ------------
                                                                  $ 15,914,676
                                                                  ------------
                  Computer Storage & Peripherals - 0.4%
     160,000      EMC Corp.*                                      $  2,193,600
                                                                  ------------
                  Office Electronics - 0.7%
      68,162      Canon, Inc. (A.D.R.)*                           $  3,587,366
                                                                  ------------
                  Total Technology Hardware &
                  Equipment                                       $ 31,735,507
                                                                  ------------

60  The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                     Value
                  Semiconductors - 3.8%
                  Semiconductor Equipment - 0.4%
     137,606      Applied Materials, Inc.                 $  2,226,465
                                                          ------------
                  Semiconductors - 3.4%
      24,815      Freescale Semico, Inc.*                 $    525,582
     344,010      Intel Corp.                                8,964,901
     294,793      Texas Instruments, Inc.                    8,274,840
                                                          ------------
                                                          $ 17,765,323
                                                          ------------
                  Total Semiconductors                    $ 19,991,788
                                                          ------------
                  Telecommunication Services - 3.9%
                  Integrated Telecommunication Services - 3.9%
      27,644      Alltel Corp.                            $  1,721,668
     168,960      BellSouth Corp.                            4,489,267
      88,606      Century Telephone Enterprises, Inc.        3,068,426
     251,746      SBC Communications, Inc.                   5,978,968
     153,759      Verizon Communications, Inc.               5,312,373
                                                          ------------
                                                          $ 20,570,702
                                                          ------------
                  Total Telecommunication Services        $ 20,570,702
                                                          ------------
                  Utilities - 2.0%
                  Electric Utilities - 1.6%
      41,563      Consolidated Edison, Inc.               $  1,946,811
      83,985      Exelon Corp.                               4,310,950
      66,886      Southern Co.                               2,318,938
                                                          ------------
                                                          $  8,576,699
                                                          ------------
                  Gas Utilities - 0.3%
      31,560      KeySpan Energy Corp.                    $  1,284,492
                                                          ------------
                  Water Utilities - 0.1%
      21,833      Aqua America, Inc.                      $    649,313
                                                          ------------
                  Total Utilities                         $ 10,510,504
                                                          ------------
                  TOTAL COMMON STOCKS
                  (Cost $430,468,642)                     $530,968,826
                                                          ------------

      Shares                                                     Value
                  TEMPORARY CASH INVESTMENT - 0.2%
                  Security Lending Collateral - 0.2%
   1,193,010      Securities Lending
                  Investment Fund, 3.29%                  $  1,193,010
                                                          ------------
                  TOTAL TEMPORARY CASH
                  INVESTMENT
                  (Cost $1,193,010)                       $  1,193,010
                                                          ------------
                  TOTAL INVESTMENT
                  IN SECURITIES - 99.8%
                  (Cost $431,661,652)                     $532,161,836
                                                          ------------
                  OTHER ASSETS
                  AND LIABILITIES - 0.2%                  $    829,120
                                                          ------------
                  TOTAL NET ASSETS - 100.0%               $532,990,956
                                                          ============

(A.D.R.) American Depositary Receipt
*        Non-income producing security
(a)      At June 30, 2005, the following security was out on loan:


         Shares    Security                                Market Value
         15,295    Hartford Financial Services
                   Group, Inc.                              $1,143,760

  The accompanying notes are an integral part of these financial statements.  61

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

     Shares                                                  Value
               CONVERTIBLE PREFERRED STOCKS - 0.8%
               Automobiles & Components - 0.7%
               Automobile Manufacturers - 0.7%
     58,815    Ford Cap Trust, 6.5%, 1/15/32          $  2,370,245
                                                      ------------
               Total Automobiles & Components         $  2,370,245
                                                      ------------
               Pharmaceuticals & Biotechnology - 0.1%
               Pharmaceuticals - 0.1%
      4,255    Schering-Plough Corp., 6.0%, 9/14/07   $    215,941
                                                      ------------
               Total Pharmaceuticals &
               Biotechnology                          $    215,941
                                                      ------------
               TOTAL PREFERRED STOCKS
               (Cost $2,996,506)                      $  2,586,186
                                                      ------------
               COMMON STOCKS - 95.7%
               Energy - 8.2%
               Integrated Oil & Gas - 8.2%
    136,116    Chevron Corp.                          $  7,611,606
    162,043    ConocoPhillips                            9,315,852
    173,197    Exxon Mobil Corp.                         9,953,632
                                                      ------------
                                                      $ 26,881,090
                                                      ------------
               Total Energy                           $ 26,881,090
                                                      ------------
               Materials - 5.7%
               Construction Materials - 0.7%
     37,024    Vulcan Materials Co.                   $  2,406,190
                                                      ------------
               Diversified Chemical - 1.2%
     31,853    E.I. du Pont de Nemours & Co.          $  1,369,997
     42,789    PPG Industries, Inc.                      2,685,438
                                                      ------------
                                                      $  4,055,435
                                                      ------------
               Diversified Metals & Mining - 0.3%
     39,319    Compass Minerals International, Inc.   $    920,065
                                                      ------------
               Industrial Gases - 1.2%
     64,826    Air Products & Chemicals, Inc.         $  3,909,008
                                                      ------------
               Paper Products - 0.6%
     72,699    Meadwestvaco Corp.                     $  2,038,480
                                                      ------------
               Specialty Chemicals - 0.7%
     48,271    Valspar Corp.                          $  2,331,007
                                                      ------------
               Steel - 0.9%
     57,554    Nucor Corp.                            $  2,625,613
     22,668    Roanoke Electric Steel Corp.                374,475
                                                      ------------
                                                      $  3,000,088
                                                      ------------
               Total Materials                        $ 18,660,273
                                                      ------------
               Capital Goods - 8.2%
               Aerospace & Defense - 1.5%
     94,712    United Technologies Corp.              $  4,863,461
                                                      ------------

     Shares                                                  Value
               Construction, Farm Machinery &
               Heavy Trucks - 4.2%
     35,067    Deere & Co.                            $  2,296,538
    169,137    PACCAR, Inc.                             11,501,316
                                                      ------------
                                                      $ 13,797,854
                                                      ------------
               Electrical Component & Equipment - 1.6%
     83,366    Emerson Electric Co.                   $  5,221,213
                                                      ------------
               Industrial Machinery - 0.9%
     30,350    Gorman-Rupp Co.                        $    649,793
    107,418    The Timken Co.                            2,481,356
                                                      ------------
                                                      $  3,131,149
                                                      ------------
               Total Capital Goods                    $ 27,013,677
                                                      ------------
               Transportation - 0.9%
               Railroads - 0.9%
     66,411    Burlington Northern, Inc.              $  3,126,630
                                                      ------------
               Total Transportation                   $  3,126,630
                                                      ------------
               Automobiles & Components - 2.2%
               Auto Parts & Equipment - 1.4%
     85,242    Johnson Controls, Inc.                 $  4,801,682
                                                      ------------
               Automobile Manufacturers - 0.8%
    249,843    Ford Motor Corp.                       $  2,558,392
                                                      ------------
               Total Automobiles & Components         $  7,360,074
                                                      ------------
               Consumer Durables & Apparel - 0.8%
               Housewares & Specialties - 0.8%
    112,409    Tupperware Corp.                       $  2,626,998
                                                      ------------
               Total Consumer Durables &
               Apparel                                $  2,626,998
                                                      ------------
               Consumer Services - 2.2%
               Leisure Facilities - 1.7%
    168,393    Cedar Fair, L.P.                       $  5,420,571
                                                      ------------
               Specialized Consumer Services - 0.5%
    131,488    Servicemaster Co.                      $  1,761,939
                                                      ------------
               Total Consumer Services                $  7,182,510
                                                      ------------
               Media - 1.4%
               Publishing - 1.4%
    103,523    McGraw-Hill Co., Inc.                  $  4,580,892
                                                      ------------
               Total Media                            $  4,580,892
                                                      ------------
               Retailing - 2.5%
               Department Stores - 2.1%
    173,212    May Department Stores Co.              $  6,956,194
                                                      ------------
               Distributors - 0.4%
     32,918    Genuine Parts Co.                      $  1,352,601
                                                      ------------
               Total Retailing                        $  8,308,795
                                                      ------------

62  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                  Value
               Food, Beverage & Tobacco - 5.5%
               Packaged Foods & Meats - 3.9%
    171,844    Campbell Soup Co.                      $  5,287,640
     70,338    General Mills, Inc.                       3,291,115
     85,864    H.J. Heinz Co., Inc.                      3,041,303
     54,641    Sara Lee Corp.                            1,082,438
                                                      ------------
                                                      $ 12,702,496
                                                      ------------
               Soft Drinks - 1.6%
     84,326    The Coca-Cola Co.                      $  3,520,611
     33,321    PepsiCo, Inc.                             1,797,002
                                                      ------------
                                                      $  5,317,613
                                                      ------------
               Total Food, Beverage & Tobacco         $ 18,020,109
                                                      ------------
               Household & Personal Products - 1.2%
               Household Products - 1.2%
     34,245    Clorox Co.                             $  1,908,131
     41,467    Colgate-Palmolive Co.                     2,069,618
                                                      ------------
                                                      $  3,977,749
                                                      ------------
               Total Household & Personal
               Products                               $  3,977,749
                                                      ------------
               Health Care Equipment & Services - 0.7%
               Health Care Equipment - 0.7%
     40,409    Becton, Dickinson & Co.                $  2,120,260
                                                      ------------
               Total Health Care Equipment &
               Services                               $  2,120,260
                                                      ------------
               Pharmaceuticals & Biotechnology - 8.0%
               Pharmaceuticals - 8.0%
    112,580    Abbott Laboratories                    $  5,517,546
    207,279    Bristol-Myers Squibb Co.                  5,177,828
     67,456    Eli Lilly & Co.                           3,757,974
     66,750    Johnson & Johnson                         4,338,750
    237,732    Merck & Co., Inc.                         7,322,146
                                                      ------------
                                                      $ 26,114,244
                                                      ------------
               Total Pharmaceuticals &
               Biotechnology                          $ 26,114,244
                                                      ------------
               Banks - 11.3%
               Diversified Banks - 4.4%
     16,994    Bank of America Corp.                  $    775,096
     28,656    Comerica, Inc.                            1,656,317
    100,311    U.S. Bancorp                              2,929,081
     93,864    Wachovia Corp.                            4,655,654
     68,274    Wells Fargo & Co.                         4,204,313
                                                      ------------
                                                      $ 14,220,461
                                                      ------------
               Regional Banks - 4.1%
     80,601    First Horizon National Corp.           $  3,401,362
    112,894    National City Corp.                       3,851,943
     86,260    SunTrust Banks, Inc.                      6,231,422
                                                      ------------
                                                      $ 13,484,727
                                                      ------------

     Shares                                                  Value
               Thrifts & Mortgage Finance - 2.8%
    228,189    Washington Mutual, Inc.                $  9,285,010
                                                      ------------
               Total Banks                            $ 36,990,198
                                                      ------------
               Diversified Financials - 5.1%
               Asset Management & Custody Banks - 3.9%
    139,304    Eaton Vance Corp.                      $  3,330,759
     31,364    State Street Corp.                        1,513,313
    127,500    T. Rowe Price Associates, Inc.            7,981,500
                                                      ------------
                                                      $ 12,825,572
                                                      ------------
               Investment Banking & Brokerage - 0.7%
     50,213    A.G. Edwards, Inc.                     $  2,267,117
                                                      ------------
               Diversified Financial Services - 0.5%
     34,521    Citigroup, Inc.                        $  1,595,906
                                                      ------------
               Total Diversified Financials           $ 16,688,595
                                                      ------------
               Insurance - 3.4%
               Property & Casualty Insurance - 3.4%
     64,911    Chubb Corp.                            $  5,557,030
    101,125    Safeco Corp.                              5,495,133
                                                      ------------
                                                      $ 11,052,163
                                                      ------------
               Total Insurance                        $ 11,052,163
                                                      ------------
               Software & Services - 0.6%
               Data Processing & Outsourced Services - 0.6%
     45,824    Automatic Data Processing, Inc.        $  1,923,233
                                                      ------------
               Total Software & Services              $  1,923,233
                                                      ------------
               Technology Hardware & Equipment - 1.4%
               Communications Equipment - 0.6%
    103,347    Motorola, Inc.                         $  1,887,116
                                                      ------------
               Computer Hardware - 0.8%
     58,880    Diebold, Inc.                          $  2,656,077
                                                      ------------
               Total Technology Hardware &
               Equipment                              $  4,543,193
                                                      ------------
               Telecommunication Services - 8.7%
               Integrated Telecommunication Services - 8.7%
     60,408    Alltel Corp.                           $  3,762,210
    102,825    AT&T Corp.                                1,957,788
    229,318    BellSouth Corp.                           6,092,979
    282,236    Citizens Utilities Co. (Class B) (a)      3,793,252
    197,826    SBC Communications, Inc.                  4,698,368
    232,145    Verizon Communications, Inc.              8,020,610
                                                      ------------
                                                      $ 28,325,207
                                                      ------------
               Total Telecommunication
               Services                               $ 28,325,207
                                                      ------------

  The accompanying notes are an integral part of these financial statements.  63

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

    Shares                                                   Value
               Utilities - 17.7%
               Electric Utilities - 8.6%
    89,534     Ameren Corp.                           $  4,951,230
    75,249     American Electric Power Co., Inc.         2,774,431
    86,352     Consolidated Edison, Inc.                 4,044,728
    76,895     FPL Group, Inc.                           3,234,204
   122,368     Great Plains Energy, Inc. (a)             3,902,316
   135,402     NSTAR                                     4,174,444
   143,822     Southern Co.                              4,986,309
                                                      ------------
                                                      $ 28,067,662
                                                      ------------
               Gas Utilities - 6.0%
    17,375     Atmos Energy Corp.                     $    500,400
    56,505     Equitable Resources, Inc.                 3,842,340
   144,595     KeySpan Energy Corp.                      5,885,017
   141,019     Questar Corp.                             9,293,152
                                                      ------------
                                                      $ 19,520,909
                                                      ------------
               Independent Power Producer & Energy
               Traders - 2.4%
   137,203     Constellation Energy Group             $  7,915,241
                                                      ------------
               Water Utilities - 0.7%
    82,718     Aqua America, Inc.                     $  2,460,033
                                                      ------------
               Total Utilities                        $ 57,963,845
                                                      ------------
               TOTAL COMMON STOCKS
               (Cost $251,069,104)                    $313,459,735
                                                      ------------
 Principal
   Amount
               TEMPORARY CASH INVESTMENTS - 5.2%
               Repurchase Agreement - 3.0%
$9,800,000     UBS Warburg, Inc., 2.75%, dated
               6/30/05, repurchase price of
               $9,800,000 plus accrued interest on
               7/1/05 collateralized by $9,959,000
               U.S. Treasury Note, 2.0%, 8/31/05      $  9,800,000
                                                      ------------

    Shares                                                   Value
               Security Lending Collateral - 2.2%
 7,334,929     Securities Lending
               Investment Fund, 3.29%                 $  7,334,929
                                                      ------------
               TOTAL TEMPORARY CASH
               INVESTMENTS
               (Cost $17,134,929)                     $ 17,134,929
                                                      ------------
               TOTAL INVESTMENT
               IN SECURITIES - 101.7%
               (Cost $271,200,539)                    $333,180,850
                                                      ------------
               OTHER ASSETS
               AND LIABILITIES - (1.7)%               $ (5,628,884)
                                                      ------------
               TOTAL NET ASSETS - 100.0%              $327,551,966
                                                      ============

(a)    At June 30, 2005, the following securities were out on loan:

       Shares Security                              Market Value
       255,378   Citizens Utilities Co. (Class B)    $3,432,280
       116,250   Great Plains Energy, Inc.            3,707,213
                                                     ----------
                 Total                               $7,139,493
                                                     ==========

64  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares                                                  Value
                  COMMON STOCKS - 63.3%
                  Energy - 5.9%
                  Integrated Oil & Gas - 0.6%
       3,900      Exxon Mobil Corp.                     $   224,133
                                                        -----------
                  Oil & Gas Drilling - 1.9%
      23,800      ENSCO International, Inc.             $   850,850
                                                        -----------
                  Oil & Gas Equipment & Services - 1.7%
      16,798      National-Oilwell Varco, Inc.*         $   798,577
                                                        -----------
                  Oil & Gas Exploration & Production - 1.7%
      17,400      Encana Corp.                          $   688,865
       1,900      Pioneer Natural Resources Co.              79,952
                                                        -----------
                                                        $   768,817
                                                        -----------
                  Total Energy                          $ 2,642,377
                                                        -----------
                  Materials - 4.2%
                  Gold - 2.0%
      23,000      Newmont Mining Corp.                  $   897,690
                                                        -----------
                  Industrial Gases - 2.2%
      21,600      Praxair, Inc.                         $ 1,006,560
                                                        -----------
                  Total Materials                       $ 1,904,250
                                                        -----------
                  Capital Goods - 3.1%
                  Aerospace & Defense - 3.1%
      25,000      Northrop Grumman Corp.                $ 1,381,250
                                                        -----------
                  Total Capital Goods                   $ 1,381,250
                                                        -----------
                  Commercial Services & Supplies - 0.4%
                  Diversified Commercial Services - 0.4%
       4,600      Cintas Corp.                          $   177,560
                                                        -----------
                  Total Commercial Services &
                  Supplies                              $   177,560
                                                        -----------
                  Transportation - 1.7%
                  Air Freight & Couriers - 1.7%
      11,200      United Parcel Service                 $   774,592
                                                        -----------
                  Total Transportation                  $   774,592
                                                        -----------
                  Consumer Durables & Apparel - 1.7%
                  Apparel, Accessories & Luxury Goods - 1.7%
      19,300      Liz Claiborne, Inc.                   $   767,368
                                                        -----------
                  Total Consumer Durables & Apparel     $   767,368
                                                        -----------
                  Media - 2.9%
                  Broadcasting & Cable TV - 0.9%
      12,400      Comcast Corp.*                        $   371,380
                                                        -----------
                  Movies & Entertainment - 2.0%
      29,319      Viacom, Inc. (Class B)                $   938,794
                                                        -----------
                  Total Media                           $ 1,310,174
                                                        -----------

      Shares                                                  Value
                  Retailing - 2.6%
                  Apparel Retail - 1.1%
      17,400      Ross Stores, Inc.                     $   503,034
                                                        -----------
                  General Merchandise Stores - 1.5%
      25,500      Family Dollar Stores, Inc.            $   665,550
                                                        -----------
                  Total Retailing                       $ 1,168,584
                                                        -----------
                  Food & Drug Retailing - 3.2%
                  Drug Retail - 2.8%
      42,600      CVS Corp.                             $ 1,238,382
                                                        -----------
                  Hypermarkets & Supercenters - 0.4%
       4,000      Wal-Mart Stores, Inc.                 $   192,800
                                                        -----------
                  Total Food & Drug Retailing           $ 1,431,182
                                                        -----------
                  Food, Beverage & Tobacco - 6.5%
                  Brewers - 1.0%
       9,600      Anheuser-Busch Companies, Inc.        $   439,200
                                                        -----------
                  Packaged Foods & Meats - 2.0%
      13,000      Wm. Wrigley Jr. Co.                   $   894,920
                                                        -----------
                  Soft Drinks - 3.5%
       7,900      The Coca-Cola Co.                     $   329,825
      23,500      PepsiCo, Inc.                           1,267,355
                                                        -----------
                                                        $ 1,597,180
                                                        -----------
                  Total Food, Beverage & Tobacco        $ 2,931,300
                                                        -----------
                  Household & Personal Products - 2.2%
                  Personal Products - 2.2%
      17,000      Avon Products, Inc.                   $   643,450
       9,300      Estee Lauder Co.                          363,909
                                                        -----------
                                                        $ 1,007,359
                                                        -----------
                  Total Household & Personal
                  Products                              $ 1,007,359
                                                        -----------
                  Health Care Equipment & Services - 3.0%
                  Health Care Distributors - 0.8%
       6,400      Cardinal Health, Inc.                 $   368,512
                                                        -----------
                  Health Care Equipment - 1.7%
       7,000      Biomet, Inc.                          $   242,480
       7,700      Guidant Corp.                             518,210
                                                        -----------
                                                        $   760,690
                                                        -----------
                  Health Care Services - 0.5%
       8,200      IMS Health, Inc. (a)                  $   203,114
                                                        -----------
                  Total Health Care Equipment &
                  Services                              $ 1,332,316
                                                        -----------
                  Pharmaceuticals & Biotechnology - 7.0%
                  Biotechnology - 1.5%
      11,616      Amgen, Inc.*                          $   702,303
                                                        -----------

 The accompanying notes are an integral part of these financial statements.   65

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

      Shares                                                     Value
                  Pharmaceuticals - 5.5%
       4,000      Eli Lilly & Co.                         $    222,840
      30,700      IVAX Corp.*                                  660,050
      28,288      Pfizer, Inc.                                 780,183
      17,800      Wyeth                                        792,100
                                                          ------------
                                                          $  2,455,173
                                                          ------------
                  Total Pharmaceuticals &
                  Biotechnology                           $  3,157,476
                                                          ------------
                  Diversified Financials - 2.8%
                  Asset Management & Custody Banks - 1.0%
      15,700      The Bank of New York Co., Inc.          $    451,846
                                                          ------------
                  Consumer Finance - 1.4%
      12,300      American Express Co.                    $    654,729
                                                          ------------
                  Investment Banking & Brokerage - 0.4%
       2,900      Merrill Lynch & Co., Inc.               $    159,529
                                                          ------------
                  Total Diversified Financials            $  1,266,104
                                                          ------------
                  Insurance - 4.3%
                  Property & Casualty Insurance - 4.3%
         515      Berkshire Hathaway, Inc. (Class B)*     $  1,433,503
       4,800      Progressive Corp.*                           474,288
                                                          ------------
                                                          $  1,907,791
                                                          ------------
                  Total Insurance                         $  1,907,791
                                                          ------------
                  Software & Services - 7.4%
                  Data Processing & Outsourced Services - 2.7%
      30,500      First Data Corp.                        $  1,224,270
                                                          ------------

      Shares                                                     Value
                  Systems Software - 4.7%
      53,700      Microsoft Corp.                         $  1,333,908
      35,600      Symantec Corp.*                              773,944
                                                          ------------
                                                          $  2,107,852
                                                          ------------
                  Total Software & Services               $  3,332,122
                                                          ------------
                  Technology Hardware & Equipment - 2.0%
                  Communications Equipment - 0.5%
      27,100      Avaya, Inc.*                            $    225,472
                                                          ------------
                  Computer Hardware - 1.3%
      25,622      Hewlett-Packard Co.                     $    602,373
                                                          ------------
                  Electronic Manufacturing Services - 0.2%
       3,400      Molex, Inc.                             $     79,832
                                                          ------------
                  Total Technology Hardware &
                  Equipment                               $    907,677
                                                          ------------
                  Semiconductors - 0.6%
                  Semiconductors - 0.6%
       7,800      Intel Corp.                             $    203,268
                                                          ------------
                  Total Semiconductors                    $    203,268
                                                          ------------
                  Telecommunication Services - 1.8%
                  Wireless Telecommunication Services - 1.8%
      32,300      Vodafone Group Plc (A.D.R.)             $    785,536
                                                          ------------
                  Total Telecommunication Services        $    785,536
                                                          ------------
                  TOTAL COMMON STOCKS
                  (Cost $25,202,462)                      $ 28,388,286
                                                          ------------

66  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal    S&P/Moody's
   Amount    Ratings
  USD ($)    (unaudited)                                                                         Value
                             ASSET BACKED SECURITIES - 0.5%
                             Diversified Financials - 0.2%
                             Diversified Financial Services - 0.2%
   80,693    BBB-/Baa2       PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)      $    82,745
                                                                                           -----------
                             Total Diversified Financials                                  $    82,745
                                                                                           -----------
                             Utilities - 0.3%
                             Electric Utilities - 0.3%
   89,110    BBB-/Baa3       FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)           $    96,209
   65,325    BB-/Ba2         FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                    66,060
                                                                                           -----------
                             Total Utilities                                               $   162,269
                                                                                           -----------
                             TOTAL ASSET BACKED SECURITIES
                             (Cost $240,084)                                               $   245,014
                                                                                           -----------
                             COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
                             Diversified Financials - 0.3%
                             Diversified Financial Services - 0.3%
  100,000    BBB-/Baa3       Tower 2004-1A E, 5.395%, 1/15/34                              $    98,294
   50,000    BBB-/Baa3       Tower 2004-2A F, 6.376%, 12/15/14                                  50,145
                                                                                           -----------
                             Total Diversified Financials                                  $   148,439
                                                                                           -----------
                             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                             (Cost $150,000)                                               $   148,439
                                                                                           -----------
                             CORPORATE BONDS - 10.9%
                             Energy - 0.6%
                             Integrated Oil & Gas - 0.1%
   40,000    A-/A3           Occidental Petroleum, 6.75%, 1/15/12                          $    45,272
                                                                                           -----------
                             Oil & Gas Exploration & Production - 0.5%
  100,000    BBB-/Baa3       Gazprom International SA, 7.201%, 2/1/20 (144A)               $   107,750
  100,000    BBB-/Baa3       Tengizchevroil LLP, 6.124%, 11/15/14 (144A)                       102,250
                                                                                           -----------
                                                                                           $   210,000
                                                                                           -----------
                             Oil & Gas Refining & Marketing - 0.0%
   25,000    BBB/Baa2        TGT Pipeline LLC, 5.5%, 2/1/17 (144A)                         $    25,975
                                                                                           -----------
                             Total Energy                                                  $   281,247
                                                                                           -----------
                             Materials - 1.6%
                             Aluminum - 0.2%
   50,000    B/B1            Novelis, Inc., 7.25%, 2/15/15 (144A)                          $    50,188
                                                                                           -----------
                             Commodity Chemicals - 0.2%
  100,000    BB+/Ba2         Nova Chemicals, Ltd., 6.5%, 1/15/12                           $    97,000
                                                                                           -----------
                             Diversified Metals & Mining - 0.3%
  125,000    BBB-/Baa3       Inco, Ltd., 7.2%, 9/15/32                                     $   148,783
                                                                                           -----------
                             Metal & Glass Containers - 0.1%
   40,000    BBB/Baa2        Tenneco Packaging, 8.125%, 6/15/17                            $    49,916
                                                                                           -----------
                             Paper Packaging - 0.3%
  150,000    A-/Baa1         Bemis Co., Inc., 6.7%, 7/1/05                                 $   150,000
                                                                                           -----------

  The accompanying notes are an integral part of these financial statements.  67

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

 Principal    S&P/Moody's
    Amount    Ratings
   USD ($)    (unaudited)                                                                Value
                              Paper Products - 0.5%
  100,000     B/B2            MDP Acquisitions, 9.625%, 10/1/12                    $   100,000
  100,000     BB-/Ba3         Abitibi-Consolidated, Inc., 6.95%, 4/1/08                100,500
                                                                                   -----------
                                                                                   $   200,500
                                                                                   -----------
                              Total Materials                                      $   696,387
                                                                                   -----------
                              Capital Goods - 0.4%
                              Electrical Component & Equipment - 0.2%
   75,000     BBB-/Ba1        Thomas & Betts Corp., 7.25%, 6/1/13                  $    82,238
                                                                                   -----------
                              Industrial Conglomerates - 0.2%
   55,000     AAA/Aaa         General Electric Capital Corp., 6.125%, 2/22/11      $    59,755
   30,000     AAA/Aaa         General Electric Capital Corp., 6.75%, 3/15/32            37,020
                                                                                   -----------
                                                                                   $    96,775
                                                                                   -----------
                              Total Capital Goods                                  $   179,013
                                                                                   -----------
                              Commercial Services & Supplies - 0.1%
                              Diversified Commercial Services - 0.1%
   25,000     BBB+/Baa1       Deluxe Corp., 3.5%, 10/1/07                          $    24,434
                                                                                   -----------
                              Total Commercial Services & Supplies                 $    24,434
                                                                                   -----------
                              Automobiles & Components - 0.8%
                              Auto Parts & Equipment - 0.4%
   75,000     B-/B3           Delphi Corp., 6.55%, 6/15/06 (a)                     $    72,938
  100,000     B+/Ba2          Sun Sage BV, 8.25%, 3/26/09 (144A)                       106,250
                                                                                   -----------
                                                                                   $   179,188
                                                                                   -----------
                              Automobile Manufacturers - 0.4%
  200,000     BB/Baa3         General Motors, 7.2%, 1/15/11 (a)                    $   185,000
                                                                                   -----------
                              Total Automobiles & Components                       $   364,188
                                                                                   -----------
                              Media - 1.3%
                              Broadcasting & Cable TV - 0.9%
  250,000     BBB+/Baa2       Comcast Cable Corp., 7.125%, 6/15/13                 $   286,505
  100,000     BBB-/Baa3       Cox Communications, 7.125%, 10/1/12                      112,142
                                                                                   -----------
                                                                                   $   398,647
                                                                                   -----------
                              Publishing - 0.4%
  170,000     BBB-/Baa3       News America, Inc., 7.3%, 4/30/28                    $   197,840
                                                                                   -----------
                              Total Media                                          $   596,487
                                                                                   -----------
                              Retailing - 0.2%
                              Specialty Stores - 0.2%
  100,000     B-/Ba2          Toys "R" Us, 7.875%, 4/15/13                         $    89,500
                                                                                   -----------
                              Total Retailing                                      $    89,500
                                                                                   -----------
                              Food, Beverage & Tobacco - 0.4%
                              Tobacco - 0.4%
  150,000     BBB/Baa2        Altria Group, Inc., 7.0%, 11/4/13                    $   167,865
                                                                                   -----------
                              Total Food, Beverage & Tobacco                       $   167,865
                                                                                   -----------
                              Health Care Equipment & Services - 0.7%
                              Health Care Facilities - 0.5%
  200,000     BB+/Ba2         HCA, Inc., 6.3%, 10/1/12                             $   205,296
                                                                                   -----------

68  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal     S&P/Moody's
   Amount     Ratings
  USD ($)     (unaudited)                                                                      Value
                              Health Care Supplies - 0.2%
  100,000     BBB/Baa3        Bausch & Lomb, 7.125%, 8/1/28                              $   112,328
                                                                                         -----------
                              Total Health Care Equipment & Services                     $   317,624
                                                                                         -----------
                              Banks - 0.3%
                              Diversified Banks - 0.3%
   50,000     NR/Aaa          KFW-Kredit Wiederaufbau, 2.75%, 5/8/07                     $    49,068
   75,000     AA-/Aa2         National Westminster, 7.375%, 10/1/09                           84,191
                                                                                         -----------
                                                                                         $   133,259
                                                                                         -----------
                              Total Banks                                                $   133,259
                                                                                         -----------
                              Diversified Financials - 0.8%
                              Consumer Finance - 0.2%
  100,000     A/A2            SLM Corp., Floating Rate Note, 7/25/14                     $    99,063
                                                                                         -----------
                              Investment Banking & Brokerage - 0.2%
   75,000     B+/B1           E*Trade Financial Corp., 8.0%, 6/15/11                     $    78,938
                                                                                         -----------
                              Diversified Financial Services - 0.4%
  100,000     A-/Baa3         Brascan Corp., 5.75%, 3/1/10                               $   104,149
  100,000     BBB-/Baa3       Glencore Funding LLC, 6.0%, 4/15/14 (144A)                      95,890
                                                                                         -----------
                                                                                         $   200,039
                                                                                         -----------
                              Total Diversified Financials                               $   378,040
                                                                                         -----------
                              Insurance - 1.3%
                              Life & Health Insurance - 0.2%
  100,000     BB+/Ba1         Provident Co., Inc., 7.0%, 7/15/18                         $   100,899
                                                                                         -----------
                              Multi-Line Insurance - 0.1%
   50,000     A/Baa1          Loew Corp., 5.25%, 3/15/16                                 $    50,362
                                                                                         -----------
                              Property & Casualty Insurance - 0.6%
   85,000     BBB-/NR         Kingsway America, Inc., 7.5%, 2/1/14                       $    90,226
  150,000     BB/Baa3         Ohio Casualty Corp., 7.3%, 6/15/14                             164,970
                                                                                         -----------
                                                                                         $   255,196
                                                                                         -----------
                              Reinsurance - 0.4%
  100,000     BBB-/Baa3       Odyssey Re Holdings, 7.65%, 11/1/13                        $   107,953
   50,000     BBB/Baa3        Platinum Underwritters Financial, 7.5%, 6/1/17 (144A)           50,700
                                                                                         -----------
                                                                                         $   158,653
                                                                                         -----------
                              Total Insurance                                            $   565,110
                                                                                         -----------
                              Real Estate - 1.1%
                              Real Estate Investment Trusts - 1.1%
  100,000     BBB-/Baa3       Colonial Reality LP, 6.15%, 4/15/13                        $   105,635
  150,000     BBB-/Baa3       Hospitality Properties Trust, 6.75%, 2/15/13                   164,744
  107,000     B+/Ba3          Host Marriot LP, 6.375%, 3/15/15 (144A)                        105,930
   75,000     B+/B1           Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)                 76,688
   50,000     BB/Ba3          Ventas Realty LP, 7.125%, 6/1/15 (144A)                         52,000
                                                                                         -----------
                                                                                         $   504,997
                                                                                         -----------
                              Total Real Estate                                          $   504,997
                                                                                         -----------

  The accompanying notes are an integral part of these financial statements.  69

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
   Amount      Ratings
  USD ($)      (unaudited)                                                                       Value
                               Software & Services - 0.2%
                               IT Consulting & Other Services - 0.2%
   100,000     BB+/Ba1         Unisys Corp., 6.875%, 3/15/10                               $    98,250
                                                                                           -----------
                               Total Software & Services                                   $    98,250
                                                                                           -----------
                               Technology Hardware & Equipment - 0.6%
                               Computer Hardware - 0.6%
   250,000     BBB-/Baa3       NCR Corp., 7.125%, 6/15/09                                  $   270,468
                                                                                           -----------
                               Total Technology Hardware & Equipment                       $   270,468
                                                                                           -----------
                               Telecommunication Services - 0.4%
                               Integrated Telecommunication Services - 0.4%
   100,000     B/Caa1          Intelsat, Ltd., 6.5%, 11/1/13                               $    81,000
   100,000     BBB+/Baa2       Telecom Italia Capital, 5.25%, 11/15/13                         101,521
                                                                                           -----------
                                                                                           $   182,521
                                                                                           -----------
                               Total Telecommunication Services                            $   182,521
                                                                                           -----------
                               Utilities - 0.1%
                               Electric Utilities - 0.1%
    50,000     BBB+/Baa2       Entergy Gulf States, 5.7%, 6/1/15                           $    51,153
                                                                                           -----------
                               Total Utilities                                             $    51,153
                                                                                           -----------
                               TOTAL CORPORATE BONDS
                               (Cost $4,689,691)                                           $ 4,900,543
                                                                                           -----------
                               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.7%
                               Government - 23.7%
   372,477                     Federal Home Loan Mortgage Corp., 5.0%, 4/1/34              $   372,949
   228,337                     Federal Home Loan Mortgage Corp., 5.0%, 5/1/34                  228,626
   127,708                     Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                 131,150
   164,063                     Federal Home Loan Mortgage Corp., 5.5%, 9/1/17                  168,445
   399,434                     Federal Home Loan Mortgage Corp., 5.5%, 1/1/34                  405,275
   188,837                     Federal Home Loan Mortgage Corp., 5.5%, 1/1/35                  191,593
    91,346                     Federal Home Loan Mortgage Corp., 6.0%, 1/1/32                   93,820
 1,053,440                     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                1,081,244
   233,641                     Federal Home Loan Mortgage Corp., 6.0%, 11/1/33                 239,731
    40,009                     Federal Home Loan Mortgage Corp., 6.0%, 6/1/34                   41,051
    28,450                     Federal Home Loan Mortgage Corp., 6.5%, 5/1/09                   29,444
    15,295                     Federal Home Loan Mortgage Corp., 6.5%, 7/1/33                   15,902
     1,838                     Federal Home Loan Mortgage Corp., 6.5%, 11/1/33                   1,903
   138,047                     Federal National Mortgage Association, 5.0%, 6/1/34             138,196
   184,815                     Federal National Mortgage Association, 5.5%, 2/1/17             189,860
   213,157                     Federal National Mortgage Association, 5.5%, 11/1/33            216,268
   115,158                     Federal National Mortgage Association, 5.5%, 3/1/34             116,800
   196,288                     Federal National Mortgage Association, 5.5%, 4/1/34             199,088
   246,291                     Federal National Mortgage Association, 5.5%, 9/1/34             249,805
   279,957                     Federal National Mortgage Association, 5.5%, 10/1/34            283,951
    96,984                     Federal National Mortgage Association, 5.5%, 12/1/34             98,368
   117,449                     Federal National Mortgage Association, 6.0%, 12/1/33            120,457
   110,000                     Federal National Mortgage Association, 6.125%, 3/15/12          123,016
    17,843                     Federal National Mortgage Association, 6.5%, 8/1/13              18,582
    15,857                     Federal National Mortgage Association, 6.5%, 8/1/14              16,515
    56,344                     Federal National Mortgage Association, 6.5%, 12/1/21             58,593
    59,085                     Federal National Mortgage Association, 6.5%, 4/1/29              61,806

70  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      S&P/Moody's
   Amount      Ratings
  USD ($)      (unaudited)                                                                            Value
                               U.S. Government and Agency Obligations (Cont.)
   194,053                     Federal National Mortgage Association, 6.5%, 7/1/32              $   201,213
    56,325                     Federal National Mortgage Association, 6.5%, 9/1/32                   58,785
    57,096                     Federal National Mortgage Association, 6.5%, 10/1/32                  59,188
    10,000                     Federal National Mortgage Association, 7.125%, 6/15/10                11,389
    26,937                     Federal National Mortgage Association, 9.0%, 4/1/33                   28,612
   150,000                     Freddie Mac 5.75% 1/15/12                                            164,101
    44,655                     Government National Mortgage Association, 4.5%, 1/15/35               44,168
    99,753                     Government National Mortgage Association, 4.5%, 4/15/35               98,664
   105,184                     Government National Mortgage Association, 5.0%, 4/15/34              106,127
   354,621                     Government National Mortgage Association, 5.0%, 10/15/34             357,766
   207,544                     Government National Mortgage Association, 5.5%, 8/15/19              214,341
    75,713                     Government National Mortgage Association, 5.5%, 4/15/33               77,406
   223,462                     Government National Mortgage Association, 5.5%, 6/15/33              228,458
   154,936                     Government National Mortgage Association, 5.5%, 7/15/33              158,400
   165,461                     Government National Mortgage Association, 5.5%, 8/15/33              169,160
    42,738                     Government National Mortgage Association, 5.5%, 9/15/33               43,723
   300,796                     Government National Mortgage Association, 6.0%, 8/15/32              310,756
   127,190                     Government National Mortgage Association, 6.0%, 9/15/32              131,337
   401,578                     Government National Mortgage Association, 6.0%, 9/15/33              414,537
    61,347                     Government National Mortgage Association, 6.0%, 10/20/33              63,402
    48,678                     Government National Mortgage Association, 6.5%, 10/15/28              50,960
    91,106                     Government National Mortgage Association, 6.5%, 5/15/33               95,226
   161,414                     Government National Mortgage Association II, 5.50%, 2/20/34          164,648
    20,471                     Government National Mortgage Association II, 7.5%, 9/20/29            21,845
   175,000                     U.S. Treasury Bonds, 5.25%, 11/15/28                                 199,876
   470,000                     U.S. Treasury Notes, 4.0%, 11/15/12                                  475,269
   500,000                     U.S. Treasury Notes, 4.25%, 11/15/14                                 511,738
   300,000                     U.S. Treasury Notes, 4.75%, 11/15/08                                 309,938
   200,000                     U.S. Treasury Notes, 4.75%, 5/15/14                                  212,219
   130,000                     U.S. Treasury Notes, 5.375%, 2/15/31                                 153,400
   500,000                     U.S. Treasury Notes, 5.625%, 5/15/08                                 526,367
   100,000                     U.S. Treasury Strip, 0.0%, 11/15/15                                   65,508
                                                                                                -----------
                               Total Government                                                 $10,620,965
                                                                                                -----------
                               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                               (Cost $10,504,524)                                               $10,620,965
                                                                                                -----------
   Shares
                               TEMPORARY CASH INVESTMENTS - 1.0%
                               Security Lending Collateral - 1.0%
   459,990                     Securities Lending Investment Fund, 3.29%                        $   459,990
                                                                                                -----------
                               TOTAL TEMPORARY CASH INVESTMENTS
                               (Cost $459,990)                                                  $   459,990
                                                                                                -----------
                               TOTAL INVESTMENTS IN SECURITIES - 99.7%
                               (Cost $41,246,751)                                               $44,763,237
                                                                                                -----------
                               OTHER ASSETS AND LIABILITIES - 0.3%                              $   115,275
                                                                                                -----------
                               TOTAL NET ASSETS - 100.0%                                        $44,878,512
                                                                                                ===========

  The accompanying notes are an integral part of these financial statements.  71

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt
*        Non-income producing security
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005, the value of these securities amounted to $1,018,635 or 2.3% of net assets.

(a)      At June 30, 2005, the following securities were out on loan:


         Principal
            Amount      Security                                     Market Value
         $  71,250      Delphi Corp., 6.55%, 6/15/06                  $ 69,291
           190,000      General Motors, 7.2%, 1/15/11                  175,750
          Shares
             7,790      IMS Health, Inc.                               192,958
                                                                      --------
                        Total                                         $437,999
                                                                      ========

72  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

                 S&P/Moody's
                 Ratings
      Shares     (unaudited)                                                                  Value
                                   CONVERTIBLE PREFERRED STOCKS - 2.9%
                                   Materials - 2.5%
                                   Construction Materials - 0.1%
       1,750     B-/B3             TXI Capital Trust I, 5.5%, 6/30/28                  $     84,000
                                                                                       ------------
                                   Diversified Metals & Mining - 2.4%
       3,000     B+/B1             Freeport-McCorp., 5.5%, 12/31/49 (144A)             $  2,770,125
                                                                                       ------------
                                   Total Materials                                     $  2,854,125
                                                                                       ------------
                                   Banks - 0.4%
                                   Thrifts & Mortgage Finance - 0.4%
      10,000     BB-/Ba1           Sovereign Cap Trust IV, 4.375%, 3/1/34              $    440,000
                                                                                       ------------
                                   Total Banks                                         $    440,000
                                                                                       ------------
                                   TOTAL CONVERTIBLE PREFERRED STOCK
                                   (Cost $3,526,088)                                   $  3,294,125
                                                                                       ------------
   Principal     S&P/Moody's
      Amount     Ratings
     USD ($)     (unaudited)
                                   CONVERTIBLE CORPORATE BONDS - 17.2%
                                   Materials - 2.9%
                                   Commodity Chemicals - 0.4%
     200,000     B+/B1             Millennium Chemicals, Inc. 4.0%, 11/15/23           $    401,500
                                                                                       ------------
                                   Gold - 0.7%
   1,000,000     B-/NR             Coeur D'Alene Mines Corp., 1.25%, 1/15/24           $    747,500
                                                                                       ------------
                                   Steel - 1.8%
   3,000,000     CCC+/B2           Graftech International, 1.625%, 1/15/24 (144A)      $  1,987,500
                                                                                       ------------
                                   Total Materials                                     $  3,136,500
                                                                                       ------------
                                   Capital Goods - 3.3%
                                   Aerospace & Defense - 1.4%
   1,500,000     B/B2              Alliant Techsystems, 2.75%, 2/15/24                 $  1,565,624
                                                                                       ------------
                                   Construction & Engineering - 0.7%
     875,000     NR/NR             Quanta Services, Inc., 4.0%, 7/1/07                 $    832,344
                                                                                       ------------
                                   Electrical Component & Equipment - 1.2%
   2,595,000     NR/B1             Roper Industries, Inc., 1.4813%, 1/15/34            $  1,339,669
                                                                                       ------------
                                   Total Capital Goods                                 $  3,737,637
                                                                                       ------------
                                   Consumer Services - 1.9%
                                   Specialized Consumer Services - 1.9%
   2,200,000     B+/Ba3            SCI Systems, Inc., 3.0%, 3/15/07                    $  2,068,000
                                                                                       ------------
                                   Total Consumer Services                             $  2,068,000
                                                                                       ------------
                                   Media - 1.9%
                                   Advertising - 1.9%
   1,800,000     BB+/Baa3          Interpublic Group Co., 4.5%, 3/15/23                $  2,139,750
                                                                                       ------------
                                   Total Media                                         $  2,139,750
                                                                                       ------------
                                   Retailing - 1.3%
                                   Automotive Retail - 1.3%
   1,500,000     B+/B3             Sonic Automotive, Inc., 5.25%, 5/7/09               $  1,455,000
                                                                                       ------------
                                   Total Retailing                                     $  1,455,000
                                                                                       ------------

  The accompanying notes are an integral part of these financial statements.  73

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
   Amount      Ratings
  USD ($)      (unaudited)                                                                     Value
                               Health Care Equipment & Services - 0.7%
                               Health Care Equipment - 0.7%
   375,000     NR/NR           Epix Medical, 3.0%, 6/15/24 (144A)                       $    293,438
   600,000     NR/NR           Wilson Greatbatch Technology, 2.25%, 6/15/13                  516,000
                                                                                        ------------
                                                                                        $    809,438
                                                                                        ------------
                               Total Health Care Equipment & Services                   $    809,438
                                                                                        ------------
                               Pharmaceuticals & Biotechnology - 1.4%
                               Biotechnology - 1.0%
   300,000     NR/NR           Cubist Pharmaceuticals, 5.5%, 11/1/08                    $    280,500
   850,000     NR/NR           CV Therapeutics, 4.75%, 3/7/07                                841,500
                                                                                        ------------
                                                                                        $  1,122,000
                                                                                        ------------
                               Pharmaceuticals - 0.4%
   400,000     NR/NR           Vertex Pharmaceuticals, Inc., 5.75%, 2/15/11 (144A)      $    471,000
                                                                                        ------------
                               Total Pharmaceuticals & Biotechnology                    $  1,593,000
                                                                                        ------------
                               Software & Services - 0.4%
                               Application Software - 0.2%
   200,000     NR/NR           Mentor Graphics, 6.875%, 6/15/07                         $    198,000
                                                                                        ------------
                               IT Consulting & Other Services - 0.2%
   400,000     NR/NR           Safeguard Scientifics, 2.625%, 3/15/24                   $    259,000
                                                                                        ------------
                               Total Software & Services                                $    457,000
                                                                                        ------------
                               Technology Hardware & Equipment - 2.5%
                               Communications Equipment - 0.9%
 1,200,000     B-/NR           Adaptec, Inc., 0.75%, 12/22/23                           $    973,500
                                                                                        ------------
                               Electronic Equipment & Instruments - 1.2%
   300,000     B+/NR           Flir Systems, Inc., 3.0%, 6/1/23                         $    446,250
 1,000,000     NR/NR           Veeco Instruments, 4.125%, 12/21/08                           893,750
                                                                                        ------------
                                                                                        $  1,340,000
                                                                                        ------------
                               Technology Distributors - 0.4%
   400,000     NR/NR           Bell Microproducts, Inc., 3.75%, 3/5/24                  $    421,000
                                                                                        ------------
                               Total Technology, Hardware & Equipment                   $  2,734,500
                                                                                        ------------
                               Semiconductors - 0.9%
                               Semiconductor Equipment - 0.9%
   600,000     B-/NR           Advanced Energy Industries, Inc., 5.25%, 11/15/06        $    586,500
   500,000     B-/NR           Cymer, Inc., 3.5%, 2/15/09                                    473,125
                                                                                        ------------
                               Total Semiconductors                                     $  1,059,625
                                                                                        ------------
                               TOTAL CONVERTIBLE CORPORATE BONDS
                               (Cost $20,740,597)                                       $ 19,190,450
                                                                                        ------------

74  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             S&P/Moody's
             Ratings
  Shares     (unaudited)                                                                   Value
                             PREFERRED STOCKS - 1.7%
                             Real Estate - 1.7%
                             Real Estate Management & Development - 1.7%
  75,000     BB-/Ba3         Forest City Enterprises, 7.375%, 2/1/34                $  1,916,250
                                                                                    ------------
                             Total Real Estate                                      $  1,916,250
                                                                                    ------------
                             TOTAL PREFERRED STOCKS
                             (Cost $1,917,000)                                      $  1,916,250
                                                                                    ------------
                             COMMON STOCKS - 4.8%
                             Materials - 1.0%
                             Specialty Chemicals - 1.0%
  63,100                     RPM, Inc.                                              $  1,152,206
                                                                                    ------------
                             Total Materials                                        $  1,152,206
                                                                                    ------------
                             Household & Personal Products - 1.0%
                             Personal Products - 1.0%
  24,600                     Alberto-Culver Co. (Class B)                           $  1,065,918
                                                                                    ------------
                             Total Household & Personal Products                    $  1,065,918
                                                                                    ------------
                             Health Care Equipment & Services - 0.5%
                             Health Care Equipment - 0.5%
   8,100                     Bio-Rad Laboratories, Inc.*                            $    479,601
                                                                                    ------------
                             Total Health Care Equipment & Services                 $    479,601
                                                                                    ------------
                             Pharmaceuticals & Biotechnology - 1.3%
                             Biotechnology - 0.2%
  11,900                     Protein Design Labs, Inc.*                             $    240,499
                                                                                    ------------
                             Pharmaceuticals - 1.1%
  43,900                     Bristol-Myers Squibb Co.                               $  1,096,622
   4,500                     Merck & Co., Inc.                                           138,600
                                                                                    ------------
                                                                                    $  1,235,222
                                                                                    ------------
                             Total Pharmaceuticals & Biotechnology                  $  1,475,721
                                                                                    ------------
                             Utilities - 1.0%
                             Independent Power Producer & Energy Traders - 1.0%
  31,100                     NRG Energy, Inc.*                                      $  1,169,360
                                                                                    ------------
                             Total Utilities                                        $  1,169,360
                                                                                    ------------
                             TOTAL COMMON STOCK
                             (Cost $5,303,635)                                      $  5,342,806
                                                                                    ------------

  The accompanying notes are an integral part of these financial statements.  75

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

 Principal     S&P/Moody's
    Amount     Ratings
   USD ($)     (unaudited)                                                                Value
                               CORPORATE BONDS - 69.5%
                               Energy - 1.9%
                               Oil & Gas Equipment & Services - 0.9%
 1,000,000     B+/Ba3          Holly Energy Partners LP, 6.25%, 3/1/15 (144A)      $    975,000
                                                                                   ------------
                               Oil & Gas Refining & Marketing - 1.0%
 1,000,000     BB-/B2          Tesoro Petroleum Corp., 9.625%, 4/1/12              $  1,106,250
                                                                                   ------------
                               Total Energy                                        $  2,081,250
                                                                                   ------------
                               Materials - 21.4%
                               Aluminum - 2.9%
 3,235,000     B/B1            Novelis, Inc., 7.25%, 2/15/15 (144A)                $  3,247,131
                                                                                   ------------
                               Commodity Chemicals - 6.1%
 1,550,000     BB-/B1          Arco Chemical Co., 9.8%, 2/1/20                     $  1,736,000
 2,650,000     BB+/Ba2         Nova Chemicals Corp., 7.4%, 4/1/09                     2,683,125
 2,500,000     BB+/Ba2         Nova Chemicals Corp., 7.875%, 9/15/25                  2,500,000
                                                                                   ------------
                                                                                   $  6,919,125
                                                                                   ------------
                               Construction Materials - 1.0%
 1,104,000     BB-/Ba3         Texas Industries, Inc., 7.25% 7/15/13 (144A)        $  1,131,600
                                                                                   ------------
                               Diversified Metals & Mining - 1.2%
 1,375,000     B+/B1           Freeport-McMoran Copper & Gold, 6.875%, 2/1/09      $  1,340,625
                                                                                   ------------
                               Fertilizers & Agricultural Chemicals - 0.5%
   500,000     B+/Ba2          Scotts Co., 6.625%, 11/15/13                        $    516,250
                                                                                   ------------
                               Metal & Glass Containers - 1.2%
 1,500,000     B/B3            Crown Cork & Seal Co., Inc., 7.375%, 12/15/26       $  1,376,250
                                                                                   ------------
                               Paper Products - 5.8%
   200,000     BB-/Ba3         Abitibi-Consolidated, Inc., 6.0%, 6/20/13           $    184,000
 2,250,000     BB-/Ba3         Abitibi-Consolidated, Inc., 8.55%, 8/1/10              2,345,625
 3,100,000     BB/Ba3          Bowater, Inc., 6.5%, 6/15/13                           3,061,250
   885,000     BB/Ba3          Bowater Canada Finance, 7.95%, 11/15/11                  936,994
                                                                                   ------------
                                                                                   $  6,527,869
                                                                                   ------------
                               Specialty Chemicals - 2.7%
 1,950,000     BB-/B1          Millenium America, Inc., 7.625%, 11/15/26           $  1,818,375
 1,000,000     BB-/B1          Millenium America, Inc., 9.25%, 6/15/08                1,082,500
                                                                                   ------------
                                                                                   $  2,900,875
                                                                                   ------------
                               Total Materials                                     $ 23,959,725
                                                                                   ------------
                               Capital Goods - 14.1%
                               Aerospace & Defense - 5.7%
 3,200,000     B/B2            DRS Technologies, Inc., 6.875%, 11/1/13             $  3,312,000
 1,525,000     B+/B1           Esterline Technology, 7.75%, 6/15/13                   1,616,500
   600,000     BB+/Ba3         L-3 Communications Corp., 6.125%, 1/15/14                600,000
   850,000     BB+/Ba3         L-3 Communications Corp., 5.875%, 1/15/15                824,500
                                                                                   ------------
                                                                                   $  6,353,000
                                                                                   ------------

 76  The accompanying notes are an integral part of thesefinancial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal     S&P/Moody's
    Amount     Ratings
   USD ($)     (unaudited)                                                              Value
                               Industrial Machinery - 8.4%
 3,000,000     B/B2            Gardner Denver, Inc. 8.0%, 5/1/13 (144A)          $  3,034,980
   517,000     B/B3            JLG Industries, Inc., 8.375%, 6/15/12                  538,973
   800,000     B+/B1           Manitowoc Co., Inc., 7.125%, 11/1/13                   836,000
 5,100,000     NR/NR           Mueller Industries, Inc., 6.0%, 11/1/14              5,049,000
                                                                                 ------------
                                                                                 $  9,458,953
                                                                                 ------------
                               Total Capital Goods                               $ 15,811,953
                                                                                 ------------
                               Automobiles & Components - 0.3%
                               Tires & Rubber - 0.3%
   300,000     B-/B3           Goodyear Tire & Rubber, 7.857%, 8/15/11 (a)       $    292,500
                                                                                 ------------
                               Total Automobiles & Components                    $    292,500
                                                                                 ------------
                               Consumer Durables & Apparel - 0.2%
                               Homebuilding - 0.2%
   185,000     BB-/Ba3         Meritage Homes Corp., 6.25%, 3/15/15              $    172,050
                                                                                 ------------
                               Total Consumer Durables & Apparel                 $    172,050
                                                                                 ------------
                               Consumer Services - 1.9%
                               Hotels, Resorts & Cruise Lines - 1.9%
 2,000,000     CCC+/B2         Meristar Hospitality Corp., 9.125%, 1/15/11       $  2,100,000
                                                                                 ------------
                               Total Consumer Services                           $  2,100,000
                                                                                 ------------
                               Media - 2.3%
                               Advertising - 2.3%
 2,550,000     BB-/Baa3        Interpublic Group, Inc., 7.25%, 8/15/11           $  2,570,423
                                                                                 ------------
                               Total Media                                       $  2,570,423
                                                                                 ------------
                               Retailing - 2.7%
                               Automotive Retail - 1.8%
 2,290,000     B/B1            Pep Boys-Manny Moe Jack, 7.5%, 12/15/14           $  2,049,550
                                                                                 ------------
                               Department Stores - 0.9%
 1,000,000     BB+/Ba1         J.C. Penney Co., Inc., 7.625%, 3/1/97             $    995,000
                                                                                 ------------
                               Total Retailing                                   $  3,044,550
                                                                                 ------------
                               Health Care Equipment & Services - 2.0%
                               Health Care Facilities - 0.5%
   500,000     BB+/Ba2         HCA, Inc., 6.25%, 2/15/13                         $    511,057
                                                                                 ------------
                               Health Care Supplies - 1.5%
 1,700,000     CCC+/Caa1       Inverness Medical Innovation, 8.75%, 2/15/12      $  1,687,250
                                                                                 ------------
                               Total Health Care Equipment & Services            $  2,198,307
                                                                                 ------------
                               Pharmaceuticals & Biotechnology - 2.9%
                               Pharmaceuticals - 2.9%
 3,300,000     BB-/B1          Valeant Pharmaceuticals, 7.0%, 12/15/11           $  3,234,000
                                                                                 ------------
                               Total Pharmaceuticals & Biotechnology             $  3,234,000
                                                                                 ------------
                               Real Estate - 6.2%
                               Real Estate Management & Development - 2.6%
 2,735,000     BB-/Ba3         Forest City Enterprises, 7.625%, 6/1/15           $  2,926,450
                                                                                 ------------

  The accompanying notes are an integral part of these financial statements.  77

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

 Principal     S&P/Moody's
    Amount     Ratings
   USD ($)     (unaudited)                                                                             Value
                               Real Estate Investment Trusts - 3.6%
 1,500,000     B+/B3           BF Saul Real Estate Investment Trust, 7.5%, 3/1/14               $  1,552,500
 2,300,000     B+/B1           Crescent Real Estate, 9.25%, 4/15/09                                2,449,500
                                                                                                ------------
                                                                                                $  4,002,000
                                                                                                ------------
                               Total Real Estate                                                $  6,928,450
                                                                                                ------------
                               Technology Hardware & Equipment - 5.1%
                               Electronic Equipment & Instruments - 1.7%
 1,835,000     B/B2            General Cable Corp, 9.5%, 11/15/10                               $  1,963,450
                                                                                                ------------
                               Technology Distributors - 3.4%
 1,000,000     BB+/Ba1         Anixter International Corp., 5.95%, 3/1/15                       $    990,948
 2,550,000     BBB-/Baa3       Arrow Electronic, Inc., 6.875%, 6/1/18                              2,796,418
                                                                                                ------------
                                                                                                $  3,787,366
                                                                                                ------------
                               Total Technology Hardware & Equipment                            $  5,750,816
                                                                                                ------------
                               Utilities - 8.5%
                               Electric Utilities - 5.6%
 3,000,000     B/Ba3           Allegheny Energy Supply, 7.8%, 3/15/11 (a)                       $  3,270,000
 1,750,000     B/Ba3           Allegheny Energy Supply, 8.25%, 4/15/12 (144A)                      1,960,000
 1,000,000     B+/B1           CMS Energy Corp., 7.5%, 1/15/09                                     1,052,500
                                                                                                ------------
                                                                                                $  6,282,500
                                                                                                ------------
                               Multi-Utilities - 2.9%
 3,000,000     B+/B1           CMS Energy Corp., 7.75%, 8/1/10                                  $  3,225,000
                                                                                                ------------
                               Total Utilities                                                  $  9,507,500
                                                                                                ------------
                               TOTAL CORPORATE BONDS
                               (Cost $76,226,505)                                               $ 77,651,524
                                                                                                ------------
                               TEMPORARY CASH INVESTMENTS - 6.2%
                               Repurchase Agreement - 5.0%
 5,600,000                     UBS Warburg, Inc., 2.75%, dated 6/30/05, repurchase price
                               of $5,600,000 plus accrued interest on 7/1/05 collateralized
                               by $5,719,000 U.S. Treasury Bill, 1.875%, 1/31/06                $  5,600,000
                                                                                                ------------
    Shares
                               Security Lending Collateral - 1.2%
 1,316,415                     Securities Lending Investment Fund, 3.29%                        $  1,316,415
                                                                                                ------------
                               TOTAL TEMPORARY CASH INVESTMENT
                               (Cost $6,916,415)                                                $  6,916,415
                                                                                                ------------
                               TOTAL INVESTMENTS IN SECURITIES - 102.3%
                               (Cost $114,630,240)                                              $114,311,570
                                                                                                ------------
                               OTHER ASSETS AND LIABILITIES - (2.3)%                            $ (2,553,165)
                                                                                                ------------
                               TOTAL NET ASSETS - 100.0%                                        $111,758,405
                                                                                                ============

NR   Not rated by either S&P or Moody's
*    Non-income producing security
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005, the value of these securities amounted to $15,870,774 or 14.2% of net assets.
(a)  At June 30, 2005, the following securities were out on loan:


       Principal
          Amount     Security                                    Market Value
     $   899,750     Allegheny Energy Supply, 7.8%, 3/15/11       $  980,728
         285,000     Goodyear Tire & Rubber, 7.857%, 8/15/11         277,875
                                                                  ----------
                     Total                                        $1,258,603
                                                                  ==========

78  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

      Principal             S&P/Moody's
         Amount             Ratings
        USD ($)             (unaudited)                                                                         Value
                                            CONVERTIBLE CORPORATE BONDS - 0.3%
                                            Semiconductors - 0.3%
        170,000             NR/NR           Brooks Automation, Inc., 4.75%, 6/1/08                        $   161,500
                                                                                                          -----------
                                            Total Semiconductors                                          $   161,500
                                                                                                          -----------
                                            TOTAL CONVERTIBLE CORPORATE BONDS
                                            (Cost $152,488)                                               $   161,500
                                                                                                          -----------
                                            ASSET BACKED SECURITIES - 2.5%
                                            Diversified Financials - 0.7%
                                            Consumer Finance - 0.0%
DKK      42,226             AA+/Aa1         Realkredit Danmark, 7.0%, 10/1/32                             $     7,320
                                                                                                          -----------
                                            Diversified Financial Services - 0.7%
        205,766             BBB-/Baa2       PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)      $   210,999
        161,346             BBB/Baa2        Power Receivables Finance, 6.29%, 1/1/12 (144A)                   167,626
                                                                                                          -----------
                                            Total Diversified Financials                                  $   378,625
                                                                                                          -----------
                                            Utilities - 1.8%
        228,250             BBB-/Baa3       Empresa Electric, 8.625%, 4/30/13 (144A)                      $   252,537
        391,950             BB-/Ba2         FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                   396,359
        392,644             NR/NR           Ormat Funding Corp., 8.25%, 12/30/20                              396,571
                                                                                                          -----------
                                            Total Utilities                                               $ 1,045,467
                                                                                                          -----------
                                            TOTAL ASSET BACKED SECURITIES
                                            (Cost $1,416,079)                                             $ 1,431,412
                                                                                                          -----------
                                            COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
                                            Diversified Financials - 0.7%
        160,000             BBB-/Baa3       Tower 2004-1A E, 5.395%, 1/15/34                              $   157,270
        265,000             NR/Ba2          Tower 2004-2A F, 6.376%, 12/15/14                                 265,769
                                                                                                          -----------
                                            Total Diversified Financials                                  $   423,039
                                                                                                          -----------
                                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                            (Cost $425,000)                                               $   423,039
                                                                                                          -----------
                                            CORPORATE BONDS - 51.7%
                                            Energy - 6.8%
                                            Coal & Consumable Fuels - 0.5%
        310,000             BBB-/NR         Indocoal Exports Cayman, 7.134%, 7/6/12 (144A)                $   308,852
                                                                                                          -----------
                                            Oil & Gas Equipment and Services - 2.1%
        370,000             B+/Ba3          Holly Energy Partners LP, 6.25%, 3/1/15 (144A)                $   360,750
NOK     350,000             CCC+/Caa1       J Ray McDermott SA, 11.0%, 12/15/13 (144A)                        392,000
NOK      60,000             NR/NR           Kvaerner ASA, 0.0%, 10/30/11                                       50,400
      3,200,000             NR/NR           Kvaerner ASA, 0.0%, 10/30/11                                      411,358
                                                                                                          -----------
                                                                                                          $ 1,214,508
                                                                                                          -----------
                                            Oil & Gas Exploration & Production - 3.4%
        300,000             B-/B3           Baytex Energy, Ltd., 9.625%, 7/15/10                          $   311,624
         55,000             B/B2            Comstock Resources, Inc., 6.875%, 3/1/12                           55,550
         75,000             B-/B3           Delta Petroleum Corp., 7.0%, 4/1/15 (144A)                         70,500
        500,000             BBB-/Baa3       Gazprom International SA, 7.201%, 2/1/20 (144A)                   538,750
        300,000             CCC+/Caa1       Petroquest Energy, Inc., 10.375%, 5/15/12 (144A)                  296,250
ITL 275,000,000             BBB-/Baa2       Petroleos Mexicanos, 7.375%, 8/13/07                              192,147
        260,000             B+/B2           Stone Energy Corp., 6.75%, 12/15/14                               252,850
        225,000             BBB-/Baa3       Tengizchevroil LLP, 6.124%, 11/15/14 (144A)                       230,063
                                                                                                          -----------
                                                                                                          $ 1,947,734
                                                                                                          -----------

  The accompanying notes are an integral part of these financial statements.  79

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

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SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

Principal     S&P/Moody's
   Amount     Ratings
  USD ($)     (unaudited)                                                                               Value
                              Oil & Gas Storage & Transportation - 0.8%
  380,000     B-/B1           Colorado Interstate Gas, 5.95%, 3/15/15 (144A)                      $   374,636
   76,000     B/B3            Transmontaigne, Inc., 9.125%, 6/1/10                                     79,040
                                                                                                  -----------
                                                                                                  $   453,676
                                                                                                  -----------
                              Total Energy                                                        $ 3,924,770
                                                                                                  -----------
                              Materials - 9.1%
                              Aluminum - 1.0%
  435,000     BB/Ba3          Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)                       $   427,388
  140,000     B/B1            Novelis, Inc., 7.25%, 2/15/15 (144A)                                    140,525
                                                                                                  -----------
                                                                                                  $   567,913
                                                                                                  -----------
                              Commodity Chemicals - 1.2%
  110,000     BB-/B1          Arco Chemical Co., 9.8%, 2/1/20                                     $   123,200
  145,000     CCC+/B3         Aventine Renewable Energy, Floating Rate Note, 12/15/11 (144A)          139,200
  370,000     B+/B1           Invista, 9.25%, 5/1/12 (144A)                                           404,687
                                                                                                  -----------
                                                                                                  $   667,087
                                                                                                  -----------
                              Construction Materials - 0.1%
   53,000     BB-/Ba3         Texas Industries, Inc., 7.25%, 7/15/13 (144A)                       $    54,325
                                                                                                  -----------
                              Diversified Chemical - 0.3%
  100,000     BB-/Ba3         Braskem International, Ltd., 9.375%, 6/1/15 (144A)                  $   107,750
   79,000     B/Caa1          Huntsman International LLC, 10.125%, 7/1/09                              99,175
                                                                                                  -----------
                                                                                                  $   206,925
                                                                                                  -----------
                              Diversified Metals & Mining - 1.7%
  200,000     B+/B1           Freeport-McMoran Copper & Gold, 6.875%, 2/1/09                      $   195,000
  400,000     NR/Ba1          Vale Overseas, Ltd., 8.25%, 1/17/34                                     440,000
  340,000     BB+/Ba2         Vedenta Resources Plc., 6.625%, 2/22/10 (144A)                          335,496
                                                                                                  -----------
                                                                                                  $   970,496
                                                                                                  -----------
                              Forest Products - 0.6%
  300,000     BB-/Ba2         Sino Forest Corp., 9.125%, 8/17/11 (144A)                           $   327,750
                                                                                                  -----------
                              Metal & Glass Containers - 0.6%
  100,000     B+/NR           Crown Holdings, 10.25%, 3/1/11                                      $   137,638
  130,000     BB-/B1          Greif Brothers Corp., 8.875%, 8/1/12                                    139,750
   75,000     B+/B2           Vitro Envases Norteamerica, 10.75%, 7/23/11 (144A)                       72,750
                                                                                                  -----------
                                                                                                  $   350,138
                                                                                                  -----------
                              Paper Packaging - 0.4%
  210,000     CCC+/Caa2       Graham Packaging Co., 9.875%, 10/15/14 (144A)                       $   210,525
                                                                                                  -----------
                              Paper Products - 0.8%
  100,000     BB-/Ba3         Abitibi-Consolidated, Inc., 6.0%, 6/20/13                           $    92,000
  200,000     BB/Ba3          Bowater, Inc., 6.5%, 6/15/13                                            197,500
  240,000     B/Caa1          Mercer International, Inc., 9.25%, 2/15/13                              192,000
                                                                                                  -----------
                                                                                                  $   481,500
                                                                                                  -----------

80  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal       S&P/Moody's
     Amount       Ratings
    USD ($)       (unaudited)                                                                       Value
                                  Specialty Chemicals - 2.0%
    260,000       BBB-/Baa3       Basell Finance Co., 8.1%, 3/15/27 (144A)                     $  258,663
    275,000       B-/Caa2         Crystal US Holdings, Inc., Floating Rate Note, 10/1/14          191,125
    300,000       BB/Ba1          Ferro Corp., 7.125%, 4/1/28                                     316,761
     25,000       BB/Ba1          Ferro Corp., 7.625%, 5/1/13                                      26,241
    110,000       B-/Caa1         OM Group, Inc., 9.25%, 12/15/11                                 110,000
EUR 140,000       CCC+/B3         Rhodia SA, 8.0%, 6/1/10                                         168,892
EUR  45,000       CCC+/Caa1       Rhodia SA, 9.25%, 6/1/11                                         53,769
                                                                                               ----------
                                                                                               $1,125,451
                                                                                               ----------
                                  Steel - 0.4%
    115,000       BB/Ba2          International Steel Group, 6.5%, 4/15/14                     $  110,400
    135,000       BBB/Ba1         Ispat Inland ULC, Floating Rate Note, 4/1/10 (b)                143,775
                                                                                               ----------
                                                                                               $  254,175
                                                                                               ----------
                                  Total Materials                                              $5,216,285
                                                                                               ----------
                                  Capital Goods - 3.0%
                                  Building Products - 1.1%
    355,000       B-/B3           Builders Firstsource, Inc., Floating Rate Note, 2/15/12      $  353,225
    195,000       B+/B2           Resolution Perform Production, 8.0%, 12/15/09                   202,800
     50,000       B-/B3           US Concrete, Inc., 8.375%, 4/1/14                                47,000
                                                                                               ----------
                                                                                               $  603,025
                                                                                               ----------
                                  Construction & Farm Machinery & Heavy Trucks - 0.4%
    140,000       B-/B3           American Rock Salt Co., LLC, 9.5%, 3/15/14                   $  142,100
    115,000       BB-/Ba3         Navistar International, 7.5%, 6/15/11                           117,300
                                                                                               ----------
                                                                                               $  259,400
                                                                                               ----------
                                  Industrial Machinery - 0.6%
     50,000       B-/B3           Dresser-Rand Group, Inc., 7.375%, 11/1/14 (144A)             $   52,000
    150,000       B/B2            Gardner Denver, Inc., 8.0%, 5/1/13 (144A)                       151,749
    113,000       B/B3            JLG Industries, Inc., 8.375%, 6/15/12                           117,803
                                                                                               ----------
                                                                                               $  321,552
                                                                                               ----------
                                  Trading Companies & Distributors - 0.9%
    550,000       BB+/Ba1         Noble Group, Ltd., 6.625%, 3/17/15 (144A)                    $  507,779
                                                                                               ----------
                                  Total Capital Goods                                          $1,691,756
                                                                                               ----------
                                  Commercial Services & Supplies - 1.9%
                                  Diversified Commercial Services - 1.5%
    115,000       CCC+/B3         Cornell Co's, Inc., 10.75%, 7/1/12                           $  119,313
    240,000       B-/Caa1         Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)             222,000
    290,000       CCC+/Caa1       Park-Ohio Industries, Inc., 8.375%, 11/15/14 (144A)             258,825
    275,000       B+/B2           United Rentals, Inc., 7.75%, 11/15/13 (a)                       270,188
                                                                                               ----------
                                                                                               $  870,326
                                                                                               ----------

  The accompanying notes are an integral part of these financial statements.  81

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

Principal     S&P/Moody's
   Amount     Ratings
  USD ($)     (unaudited)                                                                 Value
                              Environmental & Facilities Services - 0.4%
  200,000     B/B3            Clean Harbors, Inc., 11.25%, 7/15/12 (144A)           $   222,000
                                                                                    -----------
                              Total Commercial Services & Supplies                  $ 1,092,326
                                                                                    -----------
                              Transportation - 3.4%
                              Air Freight & Couriers - 0.2%
  130,000     BB-/B1          Petroleum Helicopters, 9.375%, 5/1/09                 $   136,825
                                                                                    -----------
                              Airlines - 0.6%
   35,000     CCC/Caa2        AMR Corp., 9.0%, 8/1/12 (a)                           $    27,475
   50,000     CCC/Caa2        AMR Corp., 9.0%, 9/15/16                                   38,750
   85,000     CCC/Caa2        AMR Corp., 9.8%, 10/1/21                                   56,525
  150,000     B/B3            Continental Air, Inc., 7.568%, 12/1/06                    129,158
   25,000     CCC-/Caa3       Northwest Airlines, Inc., 8.7%, 3/15/07                    12,250
  150,000     CCC-/Caa3       Northwest Airlines, Inc., 9.88%, 3/15/07                   75,000
                                                                                    -----------
                                                                                    $   339,158
                                                                                    -----------
                              Marine - 1.4%
  325,000     B/B2            Ship Finance International, Ltd., 8.5%, 12/15/13      $   309,156
  375,000     BB-/Ba3         Stena AB, 7.0%, 12/1/16                                   347,812
  145,000     B-/B3           Trailer Bridge, Inc., 9.25%, 11/15/11                     145,906
                                                                                    -----------
                                                                                    $   802,874
                                                                                    -----------
                              Railroads - 0.6%
  210,000     CCC+/B3         Atlantic Express Transport, 12.25%, 4/15/08           $   201,600
  130,000     B+/B2           TFM SA De CV, 9.375%, 5/1/12 (144A)                       135,200
                                                                                    -----------
                                                                                    $   336,800
                                                                                    -----------
                              Trucking - 0.6%
  320,000     B+/B1           Greenbrier Co., Inc., 8.375%, 5/15/15 (144A)          $   325,600
                                                                                    -----------
                              Total Transportation                                  $ 1,941,257
                                                                                    -----------
                              Automobiles & Components - 2.8%
                              Auto Parts & Equipment - 2.0%
   80,000     B+/Ba3          Commercial Vehicle Group, 8.0%, 7/1/13                $    81,600
  460,000     B-/B3           Delphi Corp., 6.55%, 6/15/06 (a)                          447,350
  250,000     B+/Ba2          Sun Sage BV, 8.25%, 3/26/09 (144A)                        265,625
  360,000     B-/B3           Tenneco Automotive, Inc., 8.625%, 11/15/14                361,800
                                                                                    -----------
                                                                                    $ 1,156,375
                                                                                    -----------
                              Automobile Manufacturers - 0.5%
  340,000     BB+/Baa2        Ford Motor Credit Co., 5.7%, 1/15/10                  $   313,596
                                                                                    -----------
                              Tires & Rubber - 0.3%
  150,000     B-/B3           Goodyear Tire & Rubber, 9.0%, 7/1/15 (144A)           $   148,875
                                                                                    -----------
                              Total Automobiles & Components                        $ 1,618,846
                                                                                    -----------
                              Consumer Durables & Apparel - 1.3%
                              Footwear - 0.3%
  183,000     BB-/B1          Brown Shoe Co., Inc., 8.75%, 5/1/12                   $   190,778
                                                                                    -----------

82  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal     S&P/Moody's
   Amount     Ratings
  USD ($)     (unaudited)                                                                       Value
                              Homebuilding - 1.0%
  208,000     BB-/Ba3         Meritage Homes Corp., 6.25%, 3/15/15                        $   193,440
  400,000     B+/Ba3          WCI Communities, Inc., 6.625%, 3/15/15                          366,000
                                                                                          -----------
                                                                                          $   559,440
                                                                                          -----------
                              Total Consumer Durables & Apparel                           $   750,218
                                                                                          -----------
                              Consumer Services - 0.2%
                              Hotels, Resorts & Cruise Lines - 0.2%
  100,000     B-/Caa1         Trump Entertainment Resorts, 8.5%, 6/1/15                   $    97,625
                                                                                          -----------
                              Total Consumer Services                                     $    97,625
                                                                                          -----------
                              Media - 2.2%
                              Broadcasting & Cable Television - 1.4%
  145,000     B-/B3           Innova S De R.L., 9.375%, 9/19/13                           $   163,488
  200,000     B-/B2           Kabel Deutschland GMBH, 10.625%, 7/1/14                         217,000
  100,000     B-/B2           Kabel Deutschland, 10.75%, 7/1/14 (144A)                        140,360
  230,000     B-/B3           NTL Cable PLC, 8.75%, 4/15/14                                   293,607
                                                                                          -----------
                                                                                          $   814,455
                                                                                          -----------
                              Movies & Entertainment - 0.4%
  225,000     B+/Ba2          Corp Interamer De Entret, 8.875%, 6/14/15 (144A)            $   222,188
                                                                                          -----------
                              Publishing - 0.4%
  200,000     B/B1            Sheridan Acquisition Corp., 10.25%, 8/15/11                 $   207,750
                                                                                          -----------
                              Total Media                                                 $ 1,244,393
                                                                                          -----------
                              Retailing - 0.4%
                              Automotive Retail - 0.0%
   35,000     B/B3            Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                     $    31,325
                                                                                          -----------
                              Specialty Stores - 0.4%
  145,000     B/B3            Asbury Automotive Group, 8.0%, 3/15/14                      $   139,925
  100,000     BB/Ba2          Toys R Us, 7.375%, 10/15/18                                      81,000
                                                                                          -----------
                                                                                          $   220,925
                                                                                          -----------
                              Total Retailing                                             $   252,250
                                                                                          -----------
                              Food & Drug Retailing - 0.4%
                              Drug Retail - 0.4%
  170,000     CCC+/Caa1       Duane Reade, Inc., 9.75%, 8/1/11 (a)                        $   137,700
  110,000     B-/B2           Duane Reade, Inc., Floating Rate Note, 12/15/10 (144A)          107,250
                                                                                          -----------
                                                                                          $   244,950
                                                                                          -----------
                              Total Food & Drug Retailing                                 $   244,950
                                                                                          -----------
                              Food, Beverage & Tobacco - 1.0%
                              Brewers - 0.8%
  202,000     B-/B3           Argentine Beverages, 7.375%, 3/22/12 (144A)                 $   205,535
  220,000     BBB-/Baa3       Cia Brasileira de Bebida, 8.75%, 9/15/13                        254,375
                                                                                          -----------
                                                                                          $   459,910
                                                                                          -----------
                              Soft Drinks - 0.2%
   80,000     BBB-/Baa3       Cia Brasileira de Bebida, 10.5%, 12/15/11                   $    98,800
                                                                                          -----------
                              Total Food, Beverage & Tobacco                              $   558,710
                                                                                          -----------

 The accompanying notes are an integral part of these financial statements. T 83

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

Principal    S&P/Moody's
   Amount    Ratings
  USD ($)    (unaudited)                                                                   Value
                             Health Care Equipment & Services - 0.7%
                             Health Care Distributors - 0.1%
   60,000    BB+/Ba2         Omnicare, Inc., 6.125%, 6/1/13                          $    59,100
                                                                                     -----------
                             Health Care Services - 0.4%
  235,000    CCC+/Caa1       Rural/Metro Corp., 9.875%, 3/15/15 (144A)               $   232,650
                                                                                     -----------
                             Health Care Supplies - 0.2%
  125,000    CCC+/Caa1       Inverness Medical Innovation, 8.75%, 2/15/12            $   124,063
                                                                                     -----------
                             Total Health Care Equipment & Services                  $   415,813
                                                                                     -----------
                             Pharmaceuticals & Biotechnology - 0.8%
  235,000    BB/Ba1          Mayne Group, Ltd., 5.875%, 12/1/11 (144A)               $   236,175
  240,000    CCC+/Caa1       Warner Chilcott Corp., 8.75%, 2/1/15 (144A)                 233,400
                                                                                     -----------
                                                                                     $   469,575
                                                                                     -----------
                             Total Pharmaceuticals & Biotechnology                   $   469,575
                                                                                     -----------
                             Banks - 1.2%
                             Diversified Banks - 1.2%
  185,000    B/Ba1           ATF Bank JSC, 9.25%, 4/12/12 (144A)                     $   189,624
  200,000    B+/Baa2         Halyk Savings Bank Kazaktn, 8.125%, 10/7/09 (144A)          210,000
   15,000    BBB+/A1         Skandinaviska Enskilda Bank, 8.125%, 9/6/49 (144A)           15,668
  235,000    NR/Baa2         Turanalem Finance BV, 8.5%, 2/10/15 (144A)                  242,050
                                                                                     -----------
                             Total Banks                                             $   657,342
                                                                                     -----------
                             Diversified Financials - 3.2%
                             Consumer Finance - 0.6%
   35,000    BB+/Baa2        Ford Motor Credit Co., 5.8%, 1/12/09                    $    33,225
  320,000    A/A2            SLM Corp., Floating Rate Note, 7/25/14                      317,002
                                                                                     -----------
                                                                                     $   350,227
                                                                                     -----------
                             Investment Banking & Brokerage - 1.3%
  325,000    B+/B1           E*Trade Financial Corp., 8.0%, 6/15/11                  $   342,063
  375,000    B/B3            Refco Finance Holdings, 9.0%, 8/1/12                        397,500
                                                                                     -----------
                                                                                     $   739,563
                                                                                     -----------
                             Diversified Financial Services - 1.2%
  260,000    B/B3            Dollar Financial Group, 9.75%, 11/15/11                 $   268,124
  425,000    BBB-/Baa3       Glencore Funding LLC, 6.0%, 4/15/14 (144A)                  407,531
                                                                                     -----------
                                                                                     $   675,655
                                                                                     -----------
                             Specialized Finance - 0.1%
   55,000    B-/Caa1         K&F Acquisition, Inc., 7.75%, 11/15/14                  $    56,238
                                                                                     -----------
                             Total Diversified Financials                            $ 1,821,683
                                                                                     -----------
                             Insurance - 3.8%
                             Life & Health Insurance - 1.2%
  365,000    B-/B2           Presidential Life Corp., 7.875%, 2/15/09                $   372,300
  300,000    BB+/Ba1         Provident Co., Inc., 7.0%, 7/15/18                          302,696
                                                                                     -----------
                                                                                     $   674,996
                                                                                     -----------
                             Multi-Line Insurance - 0.4%
  210,000    BB/Ba1          Allmerica Financial Corp., 7.625%, 10/15/25             $   230,869
                                                                                     -----------

84  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal     S&P/Moody's
   Amount     Ratings
  USD ($)     (unaudited)                                                                          Value
                              Property & Casualty Insurance - 1.2%
  285,000     BBB-/NR         Kingsway America, Inc., 7.5%, 2/1/14                           $   302,521
  350,000     BB/Baa3         Ohio Casualty Corp., 7.3%, 6/15/14                                 384,928
                                                                                             -----------
                                                                                             $   687,449
                                                                                             -----------
                              Reinsurance - 1.0%
  200,000     BBB-/Baa3       Odyssey Re Holdings, 7.65%, 11/1/13                            $   215,906
  365,000     BBB/Baa2        Platinum Underwriters Financial, 7.5%, 6/1/17 (144A)               370,112
                                                                                             -----------
                                                                                             $   586,018
                                                                                             -----------
                              Total Insurance                                                $ 2,179,332
                                                                                             -----------
                              Real Estate - 2.4%
                              Real Estate Management & Development - 0.4%
  185,000     BB-/Ba3         Forest City Enterprises, 7.625%, 6/1/15                        $   197,950
                                                                                             -----------
                              Real Estate Investment Trusts - 2.0%
  120,000     B+/B3           BF Saul Real Estate Investment Trust, 7.5%, 3/1/14             $   124,200
  155,000     B+/B1           Crescent Real Estate, 9.25%, 4/15/09                               165,074
  374,000     B+/Ba3          Host Marriot LP, 6.375%, 3/15/15 (144A)                            370,260
  300,000     B+/B1           Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)                    306,750
  180,000     BB/Ba3          Ventas Realty LP/Cap Corp., 7.125%, 6/1/15 (144A)                  187,200
                                                                                             -----------
                                                                                             $ 1,153,484
                                                                                             -----------
                              Total Real Estate                                              $ 1,351,434
                                                                                             -----------
                              Software & Services - 0.7%
                              Application Software - 0.2%
  100,000     B-/B3           Riverdeep Group, Ltd., 9.25%, 4/15/11 (144A)                   $   130,983
                                                                                             -----------
                              Internet Software & Services - 0.5%
  250,000     BB/Ba2          Hanarotelecom, Inc., 7.0%, 2/1/12 (144A)                       $   248,120
                                                                                             -----------
                              Total Software & Services                                      $   379,103
                                                                                             -----------
                              Technology, Hardware & Equipment - 0.7%
                              Communications Equipment - 0.1%
   50,000     BBB-/Ba2        Corning, Inc., 5.9%, 3/15/14                                   $    51,383
                                                                                             -----------
                              Electronic Manufacturing Services - 0.2%
  125,000     B/B1            Sanmina-Sci Corp., 6.75%, 3/1/13 (144A)                        $   119,375
                                                                                             -----------
                              Technology Distributors - 0.4%
  256,000     BB+/Ba1         Anixter International Corp., 5.95%, 3/1/15                     $   253,683
                                                                                             -----------
                              Total Technology, Hardware & Equipment                         $   424,441
                                                                                             -----------
                              Telecommunication Services - 3.5%
                              Integrated Telecommunication Services - 0.9%
  325,000     B+/B2           GCI, Inc., 7.25%, 2/15/14                                      $   312,000
  315,000     B/B3            Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15 (144A)          210,263
                                                                                             -----------
                                                                                             $   522,263
                                                                                             -----------

  The accompanying notes are an integral part of these financial statements.  85

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

Principal     S&P/Moody's
   Amount     Ratings
  USD ($)     (unaudited)                                                                    Value
                              Wireless Telecommunication Services - 2.6%
  150,000     CCC+/Caa1       Alamosa Delaware, 8.5%, 1/31/12                           $   157,312
  200,000     B-/B2           Inmarsat Finance Plc., 7.625%, 6/3/12                         211,000
  115,000     BB-/Ba3         Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)           119,313
  240,000     BB/Ba3          Rogers Cantel, Inc., 10.5%, 6/1/06                            206,431
  200,000     BB/Ba3          Rogers Wireless, Inc., 7.625%, 12/15/11                       175,267
  285,000     NR/Baa3         Tele Norte Leste Participacoes, 8.0%, 12/18/13                293,550
  275,000     CCC/Caa1        Ubiquitel Operating Co., 9.875%, 3/1/11                       301,813
                                                                                        -----------
                                                                                        $ 1,464,686
                                                                                        -----------
                              Total Telecommunication Services                          $ 1,986,949
                                                                                        -----------
                              Utilities - 2.2%
                              Electric Utilities - 1.6%
  350,000     NR/NR           Juniper Generation, 6.79%, 12/31/14 (144A)                $   348,397
  250,000     BBB-/Baa3       Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)              255,265
  250,000     BB-/Ba3         MSW Energy Holdings, 7.375%, 9/1/10                           256,250
   85,000     B+/B1           Tenaska Alabama II Part, 7.0%, 6/30/21 (144A)                  86,063
                                                                                        -----------
                                                                                        $   945,975
                                                                                        -----------
                              Multi-Utilities - 0.5%
  290,000     B+/B1           Reliant Energy, Inc., 6.75%, 12/15/14                     $   283,475
                                                                                        -----------
                              Total Utilities                                           $ 1,229,450
                                                                                        -----------
                              TOTAL CORPORATE BONDS
                              (Cost $28,837,481)                                        $29,548,508
                                                                                        -----------
                              U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.5%
  894,128     AAA/Aaa         Federal Home Loan Mortgage Corp., 4.5%, 4/1/20            $   890,741
   47,185     AAA/Aaa         Federal Home Loan Mortgage Corp., 5.0%, 5/1/34                 47,244
  149,893     AAA/Aaa         Federal Home Loan Mortgage Corp., 5.0%, 6/1/35                150,084
   63,854     AAA/Aaa         Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                65,575
  188,546     AAA/Aaa         Federal Home Loan Mortgage Corp., 5.5%, 11/1/34               191,304
  682,247     AAA/Aaa         Federal Home Loan Mortgage Corp., 5.5%, 11/1/34               692,648
  385,752     AAA/Aaa         Federal Home Loan Mortgage Corp., 5.5%, 1/1/35                391,394
  307,767     AAA/Aaa         Federal Home Loan Mortgage Corp., 6.0%, 6/1/17                318,245
   17,424     AAA/Aaa         Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                 17,884
   12,601     AAA/Aaa         Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                 12,934
   77,881     AAA/Aaa         Federal Home Loan Mortgage Corp., 6.0%, 11/1/33                79,911
  233,597     AAA/Aaa         Federal Home Loan Mortgage Corp., 6.0% 11/1/33                239,686
  308,897     AAA/Aaa         Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                316,944
  822,349     AAA/Aaa         Federal Home Loan Mortgage Corp., 6.0%, 8/1/34                843,773
  159,251     AAA/Aaa         Federal National Mortgage Association, 4.5%, 3/1/35           155,830
  320,000     AAA/Aaa         Federal National Mortgage Association, 4.5%, 7/1/20           318,500
  195,138     AAA/Aaa         Federal National Mortgage Association, 5.0%, 2/1/20           197,447
   55,834     AAA/Aaa         Federal National Mortgage Association, 5.5%, 3/1/18            57,349
  103,548     AAA/Aaa         Federal National Mortgage Association, 5.5%, 12/1/18          106,360
  112,847     AAA/Aaa         Federal National Mortgage Association, 5.5%, 4/1/19           115,921
  196,646     AAA/Aaa         Federal National Mortgage Association, 5.5%, 5/1/34           199,451
  104,457     AAA/Aaa         Federal National Mortgage Association, 6.0%, 7/1/17           108,039
    9,825     AAA/Aaa         Federal National Mortgage Association, 6.0% 12/1/31            10,086
   12,002     AAA/Aaa         Federal National Mortgage Association, 6.0% 2/1/32             12,320
    9,625     AAA/Aaa         Federal National Mortgage Association, 6.0% 11/1/32             9,874
  403,084     AAA/Aaa         Federal National Mortgage Association, 6.0%, 11/1/33          413,405

86  The accompanying notes are an integral part of thesefinancial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal     S&P/Moody's
   Amount     Ratings
  USD ($)     (unaudited)                                                                         Value
                              U.S. Government and Agency Obligations - (Cont.)
  117,833     AAA/Aaa         Federal National Mortgage Association, 6.0%, 12/1/33          $   120,850
  147,085     AAA/Aaa         Federal National Mortgage Association, 6.0%, 12/1/33              150,851
  142,818     AAA/Aaa         Federal National Mortgage Association, 6.0%, 1/1/34               146,470
  800,000     AAA/Aaa         Federal National Mortgage Association, 6.375%, 8/15/07            615,845
    2,081     AAA/Aaa         Federal National Mortgage Association, 6.5% 7/1/31                  2,160
    4,914     AAA/Aaa         Federal National Mortgage Association, 6.5%, 10/1/31                5,097
   10,477     AAA/Aaa         Federal National Mortgage Association, 6.5% 2/1/32                 10,867
    1,411     AAA/Aaa         Federal National Mortgage Association, 7.0%, 9/1/29                 1,489
      457     AAA/Aaa         Federal National Mortgage Association, 7.5%, 6/1/30                   488
  244,741     AAA/Aaa         Government National Mortgage Association, 4.5%, 9/15/33           242,147
  187,370     AAA/Aaa         Government National Mortgage Association, 4.5%, 5/15/34           185,326
  199,454     AAA/Aaa         Government National Mortgage Association, 4.5%, 4/15/35           197,276
  498,693     AAA/Aaa         Government National Mortgage Association, 4.5%, 4/15/35           493,249
  498,362     AAA/Aaa         Government National Mortgage Association, 4.5%, 4/15/35           492,921
  241,682     AAA/Aaa         Government National Mortgage Association, 5.0%, 12/15/34          243,849
  249,367     AAA/Aaa         Government National Mortgage Association, 5.0%, 4/15/35           251,606
  249,709     AAA/Aaa         Government National Mortgage Association, 5.0%, 4/15/35           251,951
  440,902     AAA/Aaa         Government National Mortgage Association, 5.5%, 10/15/19          455,343
  260,384     AAA/Aaa         Government National Mortgage Association, 5.5%, 1/15/34           266,170
  500,050     AAA/Aaa         Government National Mortgage Association, 5.5%, 4/15/34           511,163
  166,815     AAA/Aaa         Government National Mortgage Association, 5.5%, 4/20/34           170,157
   63,958     AAA/Aaa         Government National Mortgage Association, 5.5%, 7/15/34            65,379
  480,894     AAA/Aaa         Government National Mortgage Association, 5.5%, 10/15/34          491,582
  400,000     AAA/Aaa         Government National Mortgage Association, 5.5%, 6/15/35           408,883
  568,666     AAA/Aaa         Government National Mortgage Association, 6.0%, 8/15/16           590,562
   34,615     AAA/Aaa         Government National Mortgage Association, 6.0%, 5/15/17            35,949
   31,580     AAA/Aaa         Government National Mortgage Association, 6.0%, 6/15/17            32,796
  249,890     AAA/Aaa         Government National Mortgage Association, 6.0%, 6/15/17           259,516
  295,877     AAA/Aaa         Government National Mortgage Association, 6.0%, 2/15/18           307,270
  193,775     AAA/Aaa         Government National Mortgage Association, 6.0%, 8/15/19           201,241
   38,515     AAA/Aaa         Government National Mortgage Association, 6.0%, 2/15/33            39,758
   16,507     AAA/Aaa         Government National Mortgage Association, 6.0%, 3/15/33            17,039
   58,894     AAA/Aaa         Government National Mortgage Association, 6.0%, 3/15/33            60,817
   69,127     AAA/Aaa         Government National Mortgage Association, 6.0% 3/15/33             71,358
   76,450     AAA/Aaa         Government National Mortgage Association, 6.0%, 6/15/33            78,917
   61,303     AAA/Aaa         Government National Mortgage Association, 6.0%, 6/15/33            63,281
   92,050     AAA/Aaa         Government National Mortgage Association, 6.0%, 7/15/33            95,020
   53,582     AAA/Aaa         Government National Mortgage Association, 6.0%, 7/15/33            55,311
   42,512     AAA/Aaa         Government National Mortgage Association, 6.0%, 9/15/33            43,883
  119,728     AAA/Aaa         Government National Mortgage Association, 6.0%, 9/15/33           123,591
   85,841     AAA/Aaa         Government National Mortgage Association, 6.0%, 10/15/33           88,611
  325,960     AAA/Aaa         Government National Mortgage Association, 6.0%, 11/20/33          335,765
  423,137     AAA/Aaa         Government National Mortgage Association, 6.0%, 10/15/34          436,750
   38,212     AAA/Aaa         Government National Mortgage Association, 6.5% 3/15/29             39,973
   10,934     AAA/Aaa         Government National Mortgage Association, 6.5%, 1/15/30            11,436
    2,095     AAA/Aaa         Government National Mortgage Association, 6.5%, 6/15/31             2,191
   27,167     AAA/Aaa         Government National Mortgage Association, 6.5%, 2/15/32            28,404
   31,407     AAA/Aaa         Government National Mortgage Association, 6.5% 3/15/32             32,836
   38,469     AAA/Aaa         Government National Mortgage Association, 6.5%, 11/15/32           40,223
   35,320     AAA/Aaa         Government National Mortgage Association, 6.5%, 1/15/33            36,917
   55,943     AAA/Aaa         Government National Mortgage Association, 6.5%, 5/15/33            58,472

  The accompanying notes are an integral part of these financial statements.  87

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

           Principal   S&P/Moody's
              Amount   Ratings
             USD ($)   (unaudited)                                                                                     Value
                                     U.S. Government and Agency Obligations - (Cont.)
             120,688   AAA/Aaa       Government National Mortgage Association, 6.5%, 1/15/34                     $   126,142
               1,988   AAA/Aaa       Government National Mortgage Association, 7.0%, 3/15/31                           2,105
               4,109   AAA/Aaa       Government National Mortgage Association, 7.0%, 3/15/31                           4,353
              24,892   AAA/Aaa       Government National Mortgage Association, 7.5% 5/15/23                           26,484
             159,735   AAA/Aaa       Government National Mortgage Association II, 5.5%, 3/20/34                      162,935
             290,000   AAA/Aaa       U.S. Treasury Bonds, 5.25%, 11/15/28                                            331,223
             255,000   AAA/Aaa       U.S. Treasury Bonds, 5.25%, 2/15/29                                             291,646
             150,000   AAA/Aaa       U.S. Treasury Bonds, 5.375%, 2/15/31                                            177,000
             400,000   AAA/Aaa       U.S. Treasury Notes, 4.0%, 2/15/15                                              401,423
             275,000   AAA/Aaa       U.S. Treasury Notes, 4.25%, 11/15/14                                            281,456
             815,000   AAA/Aaa       U.S. Treasury Strip, 0.0%, 2/15/11                                              660,637
                                                                                                                 -----------
                                     Total Government                                                            $17,397,359
                                                                                                                 -----------
                                     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                                     (Cost $17,186,671)                                                          $17,397,359
                                                                                                                 -----------
                                     FOREIGN GOVERNMENT BONDS - 9.3%
ITL      530,000,000   B+/B1         Banco Nac De Desen Econo, 8.0% 4/28/10                                      $   359,550
CAD           27,000   AAA/Aaa       Canadian Government, 4.25%, 9/1/08                                               22,796
CAD          659,000   AAA/Aaa       Canadian Government 4.25%, 9/1/09                                               559,347
CAD          315,000   AAA/Aaa       Canadian Government, 5.25%, 6/1/12                                              282,134
EUR          343,000   AAA/Aaa       Government of France, 3.0%, 7/25/09                                             505,983
SEK        1,665,000   TSY/Aaa       Government of Sweden, 5.25%, 3/15/11                                            243,898
NOK        1,500,000   AAA/Aaa       Norwegian Government, 5.5%, 5/15/09                                             252,169
NOK        1,320,000   TSY/Aaa       Norwegian Government, 6.0%, 5/16/11                                             232,852
NOK        3,410,000   TSY/Aaa       Norwegian Government, 6.75%, 1/15/07                                            555,651
AUD          532,000   AA/Aa2        Ontario Province, 5.5%, 4/23/13                                                 401,823
AUD          207,000   NR/Aaa        Queensland Treasury, 6.0%, 8/14/13                                              164,885
             474,815   BB+/Ba2       Republic of Columbia, 9.75%, 4/9/11                                             542,239
             250,000   BB/Ba1        Republic of Panama, 7.25%, 3/15/15                                              271,750
SEK        2,955,000   TSY/Aaa       Swedish Government, 5.5%, 10/8/12                                               447,012
SEK        2,150,000   TSY/Aaa       Swedish Government, 8.0%, 8/15/07                                               310,182
DEM          180,000   BBB-/Baa3     United Mexican States, 8.25%, 2/24/09                                           130,636
                                                                                                                 -----------
                                     TOTAL FOREIGN GOVERNMENT BONDS
                                     (Cost $4,652,043)                                                           $ 5,282,907
                                                                                                                 -----------
                                     MUNICIPAL BONDS - 1.0%
                                     Government - 1.0%
                                     Muni Airport - 0.5%
             175,000   B/Caa2        New Jersey Economic Development Authority Special Facility Revenue, 7.0%,
                                     11/15/30                                                                    $   162,323
              50,000   B/Caa2        New Jersey Economic Development Authority, 6.25%, 9/15/29                        43,462
             100,000   NR/NR         Wayne Charter County SPL, 6.75%, 12/1/15                                         89,748
                                                                                                                 -----------
                                                                                                                 $   295,533
                                                                                                                 -----------

88  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal      S&P/Moody's
     Amount      Ratings
    USD ($)      (unaudited)                                                                        Value
                                 Muni Tobacco - 0.5%
     90,000      BBB/Baa3        Golden State Tobacco Securitization, 6.75%, 6/1/39           $   101,287
     60,000      BBB/Baa3        Tobacco Settlement Financing Corp., 7.0%, 6/1/41                  68,545
    105,000      BBB/Baa3        Tobacco Settlement Authority Washington, 6.625%, 6/1/32          114,144
                                                                                              -----------
                                                                                              $   283,976
                                                                                              -----------
                                 Total Government                                             $   579,509
                                                                                              -----------
                                 TOTAL MUNICIPAL BONDS
                                 (Cost $481,486)                                              $   579,509
                                                                                              -----------
     Shares                      TEMPORARY CASH INVESTMENT - 1.7%
                                 Security Lending Collateral - 1.7%                           $   949,383
                                                                                              -----------
    949,383                      Security Lending Investment Fund, 3.29%
                                 TOTAL TEMPORARY CASH INVESTMENT
                                 (Cost $949,383)                                              $   949,383
                                                                                              -----------
                                 TOTAL INVESTMENTS IN SECURITIES - 97.7%
                                 (Cost $54,100,632)                                           $55,773,617
                                                                                              -----------
                                 OTHER ASSETS AND LIABILITIES - 2.3%                          $ 1,316,689
                                                                                              -----------
                                 TOTAL NET ASSETS - 100.%                                     $57,090,306
                                                                                              ===========

(A.D.R.) American Depositary Receipt
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005 the value of these securities amounted to $13,562,566 or 23.8% of net assets.
N/R      Not rated by either S&P or Moody's
TSY      Treasury Security
(a)      At June 30, 2005 the following securities were out on loan:


       Principal
          Amount     Security                                       Market Value
     $    33,250     AMR Corp., 9.0%, 8/1/12                          $ 26,101
         437,000     Delphi Corp., 6.55%, 6/15/06                      424,983
         161,500     Duane Reade, Inc., 9.75%, 8/1/11                  130,815
         142,500     Northwest Airlines, Inc., 9.875%, 3/15/07          71,250
         261,250     United Rentals, Inc., 7.75%, 11/15/13             256,678
                                                                      --------
                     Total                                            $909,827
                                                                      ========

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
NOTE:    Principal amounts are denominated in U.S. dollars unless otherwise noted.
DEM      Deutsche Marks.
DKK      Danish Krone.
EURO     Euro dollar.
SEK      Swedish Krona.
NOK      Norwegian Kroner.
ITL      Italian Lira.
CAD      Canadian Dollar.
AUD      Australian Dollar.

  The accompanying notes are an integral part of these financial statements.  89

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

  Principal
     Amount                                                                        Value
              COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
              Government - 1.1%
 $  154,082   Freddie Mac, 5.0%, 1/15/16                                     $   155,829
    350,000   Freddie Mac, 5.5%, 7/15/28                                         358,230
                                                                             -----------
                                                                             $   514,059
                                                                             -----------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost $517,620)                                                $   514,059
                                                                             -----------
              CORPORATE BONDS - 0.5%
              Diversified Financials - 0.5%
    250,000   Private Export Funding, 3.375%, 2/15/09                        $   245,760
                                                                             -----------
              TOTAL CORPORATE BONDS
              (Cost $250,000)                                                $   245,760
                                                                             -----------
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.9%
    247,526   Fannie Mae, 5.5%, 6/1/23                                       $   252,679
    250,000   Fannie Mae, Floating Rate Note, 3/1/19                             248,410
    250,000   Federal Farm Credit Bank, 3.25%, 6/15/07                           247,209
    250,000   Federal Farm Credit Bank, 4.45%, 6/1/15                            252,487
    400,000   Federal Farm Credit Bank, 4.9%, 3/17/14                            394,894
    100,000   Federal Farm Credit Bank, 5.88%, 9/8/08                            105,837
    200,000   Federal Farm Credit Bank, Medium Term Note, 6.38%, 11/27/06        206,953
    250,000   Federal Home Loan Bank, 4.25%, 2/16/10                             250,252
    400,000   Federal Home Loan Bank, 4.53%, 10/30/06                            403,700
    850,000   Federal Home Loan Bank, 5.875%, 11/15/07                           888,524
    300,000   Federal Home Loan Bank, 5.89%, 6/30/08                             317,255
    264,936   Federal Home Loan Mortgage Corp., 5.5%, 9/1/34                     268,811
    238,298   Federal Home Loan Mortgage Corp., 5.5%, 12/1/34                    241,783
     89,892   Federal Home Loan Mortgage Corp., 6.0% 10/1/32                      92,265
    592,118   Federal Home Loan Mortgage Corp., 6.0%, 11/1/32                    607,746
    189,091   Federal Home Loan Mortgage Corp., 6.0%, 12/1/32                    194,082
    218,379   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                     224,143
  1,000,581   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33                   1,026,662
    685,632   Federal Home Loan Mortgage Corp., 6.0%, 5/1/34                     703,495
     89,290   Federal Home Loan Mortgage Corp., 6.5%, 3/1/11                      92,873
    262,050   Federal Home Loan Mortgage Corp., 6.5%, 7/1/16                     272,696
     63,770   Federal Home Loan Mortgage Corp., 6.5%, 1/1/29                      66,262
     38,467   Federal Home Loan Mortgage Corp., 6.5%, 3/1/29                      39,956
     40,225   Federal Home Loan Mortgage Corp., 6.5%, 4/1/31                      41,730
     86,048   Federal Home Loan Mortgage Corp., 6.5%, 10/1/31                     89,266
     49,706   Federal Home Loan Mortgage Corp., 6.5%, 2/1/32                      51,565
    248,946   Federal Home Loan Mortgage Corp., 6.5% 4/1/32                      258,101
     84,468   Federal Home Loan Mortgage Corp., 6.5%, 7/1/32                      87,575
    140,000   Federal Home Loan Mortgage Corp., 6.7%, 1/5/07                     145,907
      2,718   Federal Home Loan Mortgage Corp., 7.0%, 4/1/30                       2,862
     22,837   Federal Home Loan Mortgage Corp., 7.0%, 2/1/31                      24,047
      9,080   Federal Home Loan Mortgage Corp., 7.0%, 6/1/31                       9,578
      4,598   Federal Home Loan Mortgage Corp., 7.0%, 7/1/31                       4,850
      5,159   Federal Home Loan Mortgage Corp., 7.0%, 9/1/31                       5,432
     31,395   Federal Home Loan Mortgage Corp., 7.0%, 3/1/32                      33,235
     43,996   Federal Home Loan Mortgage Corp., 7.0%, 4/1/32                      46,328

90  The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Principal
       Amount                                                                    Value
                U.S. Government and Agency Obligations - (Cont.)
 $     41,635   Federal Home Loan Mortgage Corp., 7.5%, 8/1/31             $    44,580
      257,833   Federal National Mortgage Association, 4.5%, 4/1/19            256,861
       92,123   Federal National Mortgage Association, 5.0%, 3/1/09             93,087
      233,603   Federal National Mortgage Association, 5.0%, 7/1/19            236,345
      333,818   Federal National Mortgage Association, 5.5%, 3/1/18            342,911
      363,461   Federal National Mortgage Association, 5.5%, 4/1/18            373,920
      403,026   Federal National Mortgage Association, 5.5%, 4/1/19            414,003
      362,504   Federal National Mortgage Association, 5.5%, 11/1/23           370,049
      242,140   Federal National Mortgage Association, 5.5%, 3/1/24            247,104
      201,378   Federal National Mortgage Association, 5.5%, 2/1/33            204,192
      346,858   Federal National Mortgage Association, 5.5%, 9/1/33            351,921
      408,288   Federal National Mortgage Association, 5.5%, 11/1/33           414,248
      274,616   Federal National Mortgage Association, 5.5%, 3/1/34            278,533
      193,969   Federal National Mortgage Association, 5.5%, 12/1/34           196,736
      221,641   Federal National Mortgage Association, 6.0%, 12/1/11           229,255
       65,501   Federal National Mortgage Association, 6.0%, 12/1/31            67,238
       49,003   Federal National Mortgage Association, 6.0%, 10/1/32            50,271
      458,576   Federal National Mortgage Association, 6.0%, 11/1/32           470,445
      585,585   Federal National Mortgage Association, 6.0%, 3/1/33            600,740
      140,920   Federal National Mortgage Association, 6.0%, 4/1/33            144,568
      195,885   Federal National Mortgage Association, 6.0%, 5/1/33            200,901
      157,810   Federal National Mortgage Association, 6.0%, 6/1/33            161,851
      178,136   Federal National Mortgage Association, 6.0%, 7/1/34            182,691
      183,793   Federal National Mortgage Association, 6.0%, 9/1/34            188,493
       48,215   Federal National Mortgage Association, 6.5%, 7/1/21             50,140
       93,127   Federal National Mortgage Association, 6.5%, 11/1/28            96,709
       57,076   Federal National Mortgage Association, 6.5%, 1/1/29             59,275
       86,400   Federal National Mortgage Association, 6.5%, 10/1/31            89,622
       87,425   Federal National Mortgage Association, 6.5%, 1/1/32             90,685
       37,670   Federal National Mortgage Association, 6.5%, 2/1/32             39,075
      194,017   Federal National Mortgage Association, 6.5%, 3/1/32            201,184
      106,710   Federal National Mortgage Association, 6.5%, 4/1/32            110,620
       87,262   Federal National Mortgage Association, 6.5%, 7/1/32             90,459
      294,885   Federal National Mortgage Association, 6.5% 8/1/32             305,743
       42,886   Federal National Mortgage Association, 6.5%, 9/1/32             44,458
      446,686   Federal National Mortgage Association, 6.5%, 7/1/34            462,434
       53,230   Federal National Mortgage Association, 7.0%, 9/1/18             56,344
       32,109   Federal National Mortgage Association, 7.0%, 8/1/19             33,955
       13,141   Federal National Mortgage Association, 7.0%, 1/1/29             13,869
      146,868   Federal National Mortgage Association, 7.0%, 9/1/30            155,003
        3,984   Federal National Mortgage Association, 7.0%, 5/1/31              4,202
       24,473   Federal National Mortgage Association, 7.0%, 7/1/31             25,813
       30,689   Federal National Mortgage Association, 7.0%, 1/1/32             32,371
       20,536   Federal National Mortgage Association, 7.5%, 2/1/31             21,944
       54,476   Federal National Mortgage Association, 9.0%, 4/1/33             57,865
      300,000   Freddie Mac, 5.25%, 11/15/12                                   302,936
      297,531   Government National Mortgage Association, 4.5%, 4/15/20        298,303
      403,362   Government National Mortgage Association, 4.5%, 8/15/33        399,087
      708,863   Government National Mortgage Association, 4.5%, 6/15/34        701,133

  The accompanying notes are an integral part of these financial statements.  91

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

    Principal
       Amount                                                                     Value
                U.S. Government and Agency Obligations - (Cont.)
 $    291,890   Government National Mortgage Association, 5.0%, 7/15/17     $   298,380
      343,306   Government National Mortgage Association, 5.0%, 12/20/18        348,526
      184,364   Government National Mortgage Association, 5.0%, 7/15/19         187,715
      224,542   Government National Mortgage Association, 5.0%, 11/20/19        227,847
      196,668   Government National Mortgage Association, 5.0%, 1/20/20         199,571
      195,611   Government National Mortgage Association, 5.0%, 2/15/20         199,184
      230,552   Government National Mortgage Association, 5.0%, 9/15/33         232,669
      594,144   Government National Mortgage Association, 5.0%, 4/15/35         599,481
      376,290   Government National Mortgage Association, 5.5%, 6/15/17         388,639
      177,367   Government National Mortgage Association, 5.5%, 2/15/19         183,192
      229,938   Government National Mortgage Association, 5.5%, 7/15/19         237,470
      414,829   Government National Mortgage Association, 5.5%, 7/20/19         427,123
      162,627   Government National Mortgage Association, 5.5%, 4/15/31         166,440
      226,931   Government National Mortgage Association, 5.5%, 3/15/33         232,004
      267,824   Government National Mortgage Association, 5.5%, 4/15/33         273,812
      280,790   Government National Mortgage Association, 5.5%, 7/15/33         287,068
      403,535   Government National Mortgage Association, 5.5%, 2/20/34         411,619
      234,144   Government National Mortgage Association, 5.5%, 10/15/34        239,348
      188,543   Government National Mortgage Association, 5.5%, 11/20/34        192,321
      248,435   Government National Mortgage Association, 5.5%, 1/15/35         250,666
      133,248   Government National Mortgage Association, 6.0%, 6/20/16         137,963
      110,509   Government National Mortgage Association, 6.0%, 5/15/17         114,766
      218,475   Government National Mortgage Association, 6.0%, 2/15/18         226,887
       78,787   Government National Mortgage Association, 6.0%, 12/20/18         81,575
      182,009   Government National Mortgage Association, 6.0%, 7/20/19         188,453
      170,399   Government National Mortgage Association, 6.0%, 8/15/19         176,964
      395,325   Government National Mortgage Association, 6.0%, 7/15/23         409,362
      190,469   Government National Mortgage Association, 6.0%, 4/15/28         197,028
      140,221   Government National Mortgage Association, 6.0%, 9/15/32         144,793
      415,634   Government National Mortgage Association, 6.0%, 10/15/32        429,185
      408,789   Government National Mortgage Association, 6.0%, 11/15/32        422,806
      266,989   Government National Mortgage Association, 6.0%, 12/15/32        276,465
      395,533   Government National Mortgage Association, 6.0% 1/15/33          408,336
      499,286   Government National Mortgage Association, 6.0%, 2/15/33         515,398
      299,320   Government National Mortgage Association, 6.0%, 9/15/33         308,979
      235,284   Government National Mortgage Association, 6.0%, 11/20/33        242,362
      644,853   Government National Mortgage Association, 6.0%, 3/15/34         665,598
      322,062   Government National Mortgage Association, 6.0%, 6/20/34         331,718
      352,084   Government National Mortgage Association, 6.0%, 8/15/34         363,575
      132,381   Government National Mortgage Association, 6.0%, 9/15/34         136,639
      743,266   Government National Mortgage Association, 6.0%, 10/15/34        767,178
      153,745   Government National Mortgage Association, 6.5%, 4/15/17         160,829
       27,867   Government National Mortgage Association, 6.5%, 6/15/17          29,151
       20,233   Government National Mortgage Association, 6.5%, 3/15/26          21,201
      108,603   Government National Mortgage Association, 6.5%, 6/15/28         113,701
       33,881   Government National Mortgage Association, 6.5%, 2/15/29          35,442
      402,745   Government National Mortgage Association, 6.5%, 5/15/29         421,435
        9,016   Government National Mortgage Association, 6.5%, 6/15/29           9,431
       61,016   Government National Mortgage Association, 6.5%, 5/15/31          63,799
      323,505   Government National Mortgage Association, 6.5%, 6/15/31         338,264

92  The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                                       Value
             U.S. Government and Agency Obligations - (Cont.)
 $   86,440  Government National Mortgage Association, 6.5%, 7/15/31        $    90,384
     89,354  Government National Mortgage Association, 6.5%, 9/15/31             93,430
     36,211  Government National Mortgage Association, 6.5%, 9/20/31             37,704
     90,553  Government National Mortgage Association, 6.5%, 10/15/31            94,684
    102,541  Government National Mortgage Association, 6.5%, 12/15/31           107,219
     17,054  Government National Mortgage Association, 6.5%, 2/15/32             18,063
     73,161  Government National Mortgage Association, 6.5%, 4/15/32             76,490
    108,170  Government National Mortgage Association, 6.5%, 6/15/32            113,093
     96,084  Government National Mortgage Association, 6.5%, 7/15/32            100,456
    181,031  Government National Mortgage Association, 6.5%, 1/15/34            189,213
     15,747  Government National Mortgage Association, 7.0%, 1/15/26             16,722
     47,128  Government National Mortgage Association, 7.0%, 5/20/26             49,811
     45,094  Government National Mortgage Association, 7.0%, 7/15/26             47,887
     17,658  Government National Mortgage Association, 7.0%, 9/15/27             18,735
     59,743  Government National Mortgage Association, 7.0%, 2/15/28             63,342
     29,883  Government National Mortgage Association, 7.0%, 3/15/28             31,684
     25,877  Government National Mortgage Association, 7.0%, 4/15/28             27,436
     55,985  Government National Mortgage Association, 7.0%, 11/15/28            59,358
     33,619  Government National Mortgage Association, 7.0%, 1/15/29             35,623
     95,259  Government National Mortgage Association, 7.0%, 2/20/29            100,460
     34,984  Government National Mortgage Association, 7.0%, 6/15/29             37,070
     50,897  Government National Mortgage Association, 7.0%, 7/15/29             53,930
      4,877  Government National Mortgage Association, 7.0%, 12/15/30             5,166
     37,495  Government National Mortgage Association, 7.0%, 2/15/31             39,715
     26,801  Government National Mortgage Association, 7.0%, 5/15/31             28,389
     29,782  Government National Mortgage Association, 7.0%, 8/15/31             31,545
    127,412  Government National Mortgage Association, 7.0%, 5/15/32            134,951
      7,969  Government National Mortgage Association, 7.5%, 10/15/22             8,596
      1,829  Government National Mortgage Association, 7.5%, 6/15/23              1,972
      1,874  Government National Mortgage Association, 7.5%, 8/15/23              2,021
      1,786  Government National Mortgage Association, 7.5%, 8/15/29              1,914
     27,944  Government National Mortgage Association, 7.5%, 10/15/29            29,959
     38,846  Government National Mortgage Association, 7.5%, 11/15/29            41,646
     15,810  Government National Mortgage Association, 7.5%, 1/15/31             16,943
     19,796  Government National Mortgage Association, 7.5%, 1/15/32             21,214
    117,410  Government National Mortgage Association I, 6.0%, 2/15/29          121,339
     64,717  Government National Mortgage Association I, 7.0%, 1/15/30           68,551
     39,469  Government National Mortgage Association I, 7.0%, 12/15/30          41,807
     35,894  Government National Mortgage Association II, 6.5%, 8/20/28          37,424
     48,697  Government National Mortgage Association II, 6.5%, 12/20/28         50,765
     18,077  Government National Mortgage Association II, 7.0%, 1/20/31          19,057
      7,903  Government National Mortgage Association II, 7.5%, 8/20/27           8,443
      2,990  Government National Mortgage Association II, 8.0%, 8/20/25           3,220
     12,000  Tennessee Valley Authority, Variable Rate Note, 6/1/28             306,000
  1,950,000  U.S. Treasury Bonds, 6.25%, 8/15/23                              2,430,111
    925,000  U.S. Treasury Bonds, 6.375%, 8/15/27                             1,199,284
    400,000  U.S. Treasury Bonds, 7.25%, 5/15/16                                512,203
    500,000  U.S. Treasury Notes, 4.0%, 11/15/12                                505,606
    650,000  U.S. Treasury Notes, 4.0%, 2/15/14                                 653,910
    370,000  U.S. Treasury Notes, 4.25%, 11/15/14                               378,686

  The accompanying notes are an integral part of these financial statements.  93

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

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SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                        Value
              U.S. Government and Agency Obligations - (Cont.)
 $  375,000   U.S. Treasury Notes, 4.75%, 5/15/14            $   397,910
  4,700,000   U.S. Treasury Notes, 6.5%, 2/15/10               5,245,092
                                                             -----------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $44,276,509)                             $45,192,213
                                                             -----------
              TOTAL INVESTMENTS IN SECURITIES - 97.5%
              (Cost $45,044,129)                             $45,952,032
                                                             -----------
              OTHER ASSETS AND LIABILITIES - 2.5%            $ 1,173,415
                                                             -----------
              TOTAL NET ASSETS - 100.0%                      $47,125,447
                                                             ===========


94  The accompanying notes are an integral part of these financial statements.

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

Principal
   Amount                                                         Value
                  COLLATERALIZED MORTGAGE
                  OBLIGATIONS - 2.5%
                  Banks - 2.5%
                  Thrifts & Mortgage Finance - 2.5%
$ 987,813         Federal Home Loan Mortgage Corp.
                  Multifamily VRD Certificate, 1.12%,
                  1/15/42                                   $   987,813
                                                            -----------
                  TOTAL COLLATERALIZED MORTGAGE
                  OBLIGATIONS
                  (Cost $987,813)                           $   987,813
                                                            -----------
                  CORPORATE BONDS - 41.1%
                  Capital Goods - 3.4%
                  Industrial Conglomerates - 3.4%
  500,000         General Electric Capital Corp., Floating
                  Rate, 12/16/05                            $   500,000
  800,000         General Electric Capital Corp., Floating
                  Rate, 1/9/06                                  800,136
                                                            -----------
                                                            $ 1,300,136
                                                            -----------
                  Total Capital Goods                       $ 1,300,136
                                                            -----------
                  Commercial Services & Supplies - 1.8%
                  Office Services & Supplies - 1.8%
  700,000         Pitney Bowes, Inc., 5.875%, 5/1/06        $   712,595
                                                            -----------
                  Total Commercial Services &
                  Supplies                                  $   712,595
                                                            -----------
                  Food & Drug Retailing - 1.9%
                  Hypermarkets & Supercenters - 1.9%
  750,000         Wal-Mart Stores, Floating Rate, 3/16/06   $   749,459
                                                            -----------
                  Total Food & Drug Retailing               $   749,459
                                                            -----------
                  Pharmaceuticals & Biotechnology - 1.3%
                  Pharmaceuticals - 1.3%
  500,000         Pfizer, Inc., 5.625%, 2/1/06              $   506,835
                                                            -----------
                  Total Pharmaceuticals &
                  Biotechnology                             $   506,835
                                                            -----------
                  Banks - 10.0%
                  Diversified Banks - 10.0%
1,000,000         Bank of America Corp., 7.125%, 5/1/06     $ 1,027,529
1,200,000         Bank One Corp., Floating Rate, 8/23/05      1,200,277
  650,000         UBS AG Jersey Branch, Zero Coupon,
                  10/14/05                                      643,483
1,000,000         Wachovia Corp., 7.55%, 8/18/05              1,005,460
                                                            -----------
                                                            $ 3,876,749
                                                            -----------
                  Total Banks                               $ 3,876,749
                                                            -----------

Principal
   Amount                                                         Value
                  Diversified Financials - 21.7%
                  Consumer Finance - 4.4%
$ 450,000         American Express Credit, Floating Rate,
                  10/14/05                                  $   450,139
  250,000         National Rural Utilities, 6.0%, 5/15/06       254,834
1,000,000         SLM Corp., Floating Rate, 3/15/06           1,001,541
                                                            -----------
                                                            $ 1,706,514
                                                            -----------
                  Investment Banking & Brokerage - 13.4%
1,500,000         Lehman Brothers Holdings, 6.25%,
                  5/15/06                                   $ 1,532,531
1,000,000         Merrill Lynch, Floating Rate, 2/10/06       1,000,596
1,000,000         Merrill Lynch & Co., Floating Rate,
                  3/17/06                                     1,000,578
1,700,000         Morgan Stanley, Floating Rate, 3/27/06      1,703,985
                                                            -----------
                                                            $ 5,237,690
                                                            -----------
                  Diversified Financial Services - 3.9%
  760,000         Bank One Corp., 7.625%, 8/1/05            $   762,990
  750,000         Citigroup, Inc., Floating Rate, 9/1/05        750,104
                                                            -----------
                                                            $ 1,513,094
                                                            -----------
                  Total Diversified Financials              $ 8,457,298
                                                            -----------
                  Insurance - 1.0%
                  Multi-Line Insurance - 1.0%
  400,000         American International Group, 2.85%,
                  12/1/05                                   $   399,188
                                                            -----------
                  Total Insurance                           $   399,188
                                                            -----------
                  TOTAL CORPORATE BONDS
                  (Cost $16,002,260)                        $16,002,260
                                                            -----------
                  U.S. GOVERNMENT AGENCY
                  OBLIGATIONS - 31.8%
                  Banks - 12.6%
                  Thrifts & Mortgage Finance - 12.6%
1,900,000         Federal National Mortgage Association,
                  3.04%, 7/20/05                            $ 1,896,951
1,500,000         Federal National Mortgage Association,
                  3.14%, 7/22/05                              1,497,252
1,500,000         Federal National Mortgage Association,
                  3.19%, 8/3/05                               1,495,614
                                                            -----------
                                                            $ 4,889,817
                                                            -----------
                  Total Banks                               $ 4,889,817
                                                            -----------

  The accompanying notes are an integral part of these financial statements.  95

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                     Value
                  Government - 19.2%
$ 1,000,000       Federal Home Loan Mortgage Corp.,
                  2.98%, 7/11/05                          $   999,172
  1,800,000       Federal Home Loan Mortgage Corp,
                  3.08%, 7/27/05                            1,795,997
  1,800,000       Federal Home Loan Mortgage Corp.,
                  3.08%, 7/29/05                            1,795,687
  1,000,000       Federal Home Loan Mortgage Corp.,
                  3.20%, 8/2/05                               997,244
  1,900,000       Federal Home Loan Bank, 3.05%,
                  7/19/05                                   1,897,112
                                                          -----------
                                                          $ 7,485,212
                                                          -----------
                  Total Government                        $ 7,485,212
                                                          -----------
                  TOTAL U.S. GOVERNMENT AGENCY
                  OBLIGATIONS
                  (Cost $12,375,029)                      $12,375,029
                                                          -----------
                  COMMERCIAL PAPER - 18.3%
    800,000       Coca Cola Co., 3.03%, 7/13/05           $   799,240
  1,000,000       Coca Cola Co., 3.12%, 7/25/05               997,920
  1,800,000       E.I. Dupont de Nemours, 3.13%,
                  7/18/05                                   1,797,339
  1,900,000       Golden Peanut, 3.130%, 7/26/05            1,895,896
  1,625,000       Paccar Financial, 3.26%, 8/15/05          1,618,386
                                                          -----------
                                                          $ 7,108,781
                                                          -----------
                  TOTAL COMMERCIAL PAPER
                  (Cost $7,108,781)                       $ 7,108,781
                                                          -----------

  Principal
     Amount                                                     Value
                  REPURCHASE AGREEMENT - 6.4%
$ 2,500,000       UBS Warburg, Inc., 2.75%, dated
                  6/30/05, repurchase price of
                  $2,500,000 plus accrued interest on
                  7/1/05 collateralized by $2,553,000
                  U.S. Treasury Bill, 1.875%, 1/31/06     $ 2,500,000
                                                          -----------
                  TOTAL REPURCHASE AGREEMENT
                  (Cost $9,608,781)                       $ 9,608,781
                                                          -----------
                  TOTAL INVESTMENTS
                  IN SECURITIES - 100.1%
                  (Cost $38,973,883)                      $38,973,883
                                                          -----------
                  OTHER ASSETS
                  AND LIABILITIES - (0.1)%                $   (22,337)
                                                          -----------
                  TOTAL NET ASSETS - 100.0%               $38,951,546
                                                          ===========

96   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                             Ended              Year              Year
                                                                            6/30/05             Ended             Ended
Class I                                                                   (unaudited)         12/31/04          12/31/03
Net asset value, beginning of period                                       $   20.48         $   17.37         $   11.03
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.19         $    0.22         $    0.20
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                 0.92              3.04              6.20
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $    1.11         $    3.26         $    6.40
Distributions to shareowners:
 Net investment income                                                         (0.12)            (0.15)            (0.06)
 Net realized gain                                                                --                --                --
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $    0.99         $    3.11         $    6.34
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   21.47         $   20.48         $   17.37
                                                                           =========         =========         =========
Total return*                                                                   5.44%            18.93%            58.17%
Ratio of net expenses to average net assets(+)                                  1.74%**           1.75%             1.75%
Ratio of net investment income (loss) to average net assets(+)                  1.77%**           1.12%             1.43%
Portfolio turnover rate                                                           95%**             66%               79%
Net assets, end of period (in thousands)                                   $   8,773         $   8,633         $   8,399
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   1.74%**           1.87%             2.51%
 Net investment income (loss)                                                   1.77%**           1.00%             0.67%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   1.74%**           1.75%             1.75%
 Net investment income (loss)                                                   1.77%**           1.12%             1.43%



                                                                              Year              Year              Year
                                                                              Ended             Ended             Ended
Class I                                                                     12/31/02          12/31/01          12/31/00
Net asset value, beginning of period                                       $   11.23         $   12.10         $   18.75
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.06         $    0.15         $   (0.12)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                (0.19)            (1.02)            (6.20)
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $   (0.13)        $   (0.87)        $   (6.32)
Distributions to shareowners:
 Net investment income                                                         (0.07)               --                --
 Net realized gain                                                                --                --             (0.33)
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $   (0.20)        $   (0.87)        $   (6.65)
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   11.03         $   11.23         $   12.10
                                                                           =========         =========         =========
Total return*                                                                  (1.20)%           (7.19)%          (34.20)%
Ratio of net expenses to average net assets(+)                                  1.75%             1.66%             1.79%
Ratio of net investment income (loss) to average net assets(+)                  0.63%             1.30%            (0.59)%
Portfolio turnover rate                                                          124%              175%              156%
Net assets, end of period (in thousands)                                   $   5,886         $   6,896         $   9,446
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   2.88%             3.83%             2.45%
 Net investment income (loss)                                                  (0.50)%           (0.87)%           (1.25)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   1.75%             1.66%             1.75%
 Net investment income (loss)                                                   0.63%             1.30%            (0.55)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  97

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           Six Months
                                                                              Ended             Year              Year
                                                                             6/30/05            Ended             Ended
Class I                                                                    (unaudited)        12/31/04          12/31/03
Net asset value, beginning of period                                       $   10.64         $    9.05         $    6.82
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.12         $    0.11         $    0.09
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                (0.27)             1.55              2.17
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $   (0.15)        $    1.66         $    2.26
Distributions to shareowners:
 Net investment income                                                         (0.07)            (0.07)            (0.03)
 Net realized gain                                                                --                --                --
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $   (0.22)        $    1.59         $    2.23
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   10.42         $   10.64         $    9.05
                                                                           =========         =========         =========
Total return*                                                                  (1.41)%           18.48%            33.26%
Ratio of net expenses to average net assets(+)                                  1.50%**           1.50%             1.50%
Ratio of net investment income (loss) to average net assets(+)                  2.16%**           0.92%             1.14%
Portfolio turnover rate                                                           70%**             55%               52%
Net assets, end of period (in thousands)                                   $   8,728         $   9,478         $   9,330
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   1.69%**           1.94%             2.52%
 Net investment income (loss)                                                   1.97%**           0.48%             0.12%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   1.50%**           1.50%             1.50%
 Net investment income (loss)                                                   2.16%**           0.92%             1.14%

                                                                              Year              Year              Year
                                                                              Ended             Ended             Ended
Class I                                                                     12/31/02          12/31/01          12/31/00
Net asset value, beginning of period                                       $    8.42         $   11.07         $   13.61
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.05         $    0.01         $   (0.06)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                (1.65)            (2.51)            (2.45)
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $   (1.60)        $   (2.50)        $   (2.51)
Distributions to shareowners:
 Net investment income                                                            --             (0.15)            (0.02)
 Net realized gain                                                                --                --             (0.01)
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $   (1.60)        $   (2.65)        $   (2.54)
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $    6.82         $    8.42         $   11.07
                                                                           =========         =========         ==========
Total return*                                                                 (19.00)%          (22.66)%          (18.46)%
Ratio of net expenses to average net assets(+)                                  1.50%             1.50%             1.48%
Ratio of net investment income (loss) to average net assets(+)                  0.68%             0.25%            (0.28)%
Portfolio turnover rate                                                           94%               73%               92%
Net assets, end of period (in thousands)                                   $   8,696         $  12,417         $  18,474
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   2.21%             1.99%             1.55%
 Net investment income (loss)                                                   0.03%            (0.24)%           (0.35)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   1.50%             1.50%             1.48%
 Net investment income (loss)                                                   0.68%             0.25%            (0.28)%


 Pioneer International Value VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           Six Months
                                                                             Ended              Year              Year
                                                                            6/30/05             Ended             Ended
Class I                                                                   (unaudited)         12/31/04          12/31/03
Net asset value, beginning of period                                       $   11.88         $   10.06         $    7.79
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.10         $    0.05         $    0.07
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                (0.55)             1.82              2.26
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $   (0.45)        $    1.87         $    2.33
Distributions to shareowners:
 Net investment income                                                         (0.02)            (0.05)            (0.06)
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $   (0.47)        $    1.82         $    2.27
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   11.41         $   11.88         $   10.06
                                                                           =========         =========         =========
Total return*                                                                  (3.81)%           18.71%            30.06%
Ratio of net expenses to average net assets(+)                                  1.58%**           1.75%             1.69%
Ratio of net investment income (loss) to average net assets(+)                  1.63%*            0.45%             0.68%
Portfolio turnover rate                                                          103%**            129%               99%
Net assets, end of period (in thousands)                                   $  19,950         $  22,859         $  22,506
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   1.58%**           1.75%             1.69%
 Net investment income                                                          1.63%**           0.45%             0.68%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   1.58%**           1.75%             1.69%
 Net investment income                                                          1.63%**           0.45%             0.68%

                                                                              Year              Year              Year
                                                                              Ended             Ended             Ended
Class I                                                                     12/31/02          12/31/01          12/31/00
Net asset value, beginning of period                                       $    9.00         $   11.83         $   15.38
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.03         $    0.02         $    0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                (1.23)            (2.83)            (3.45)
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $   (1.20)        $   (2.81)        $   (3.44)
Distributions to shareowners:
 Net investment income                                                         (0.01)            (0.02)            (0.11)
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $   (1.21)        $   (2.83)        $   (3.55)
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $    7.79         $    9.00         $   11.83
                                                                           =========         =========         =========
Total return*                                                                 (13.31)%          (23.74)%          (22.50)%
Ratio of net expenses to average net assets(+)                                  1.46%             1.38%             1.25%
Ratio of net investment income (loss) to average net assets(+)                  0.62%             0.21%             0.10%
Portfolio turnover rate                                                           31%               39%               55%
Net assets, end of period (in thousands)                                   $  21,271         $  32,083         $  48,380
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   1.46%             1.38%             1.25%
 Net investment income                                                          0.62%             0.21%             0.10%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   1.46%             1.38%             1.25%
 Net investment income                                                          0.62%             0.21%             0.10%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.

98  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                             Ended              Year
                                                                            6/30/05             Ended
Class I                                                                   (unaudited)         12/31/04
Net asset value, beginning of period                                       $   15.02         $   12.50
                                                                           ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.01         $   (0.03)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                 0.24              2.55
                                                                           ---------         ---------
  Net increase (decrease) from investment operations                       $    0.25         $    2.52
Distributions to shareowners:
 Net investment income                                                            --                --
 Net realized gain                                                             (0.49)               --
                                                                           ---------         ---------
  Net increase (decrease) in net asset value                               $   (0.24)        $    2.52
                                                                           ---------         ---------
Net asset value, end of period                                             $   14.78         $   15.02
                                                                           =========         =========
Total return*                                                                   1.68%            20.16%
Ratio of net expenses to average net assets                                     1.22%**           1.25%
Ratio of net investment income (loss) to average net assets                     0.21%**          (0.21)%
Portfolio turnover rate                                                           34%**             36%
Net assets, end of period (in thousands)                                   $  21,017         $  17,993
Ratios with no waiver of management fees and assumption of
 expenses by PIM:
 Net expenses                                                                   1.22%**           1.30%
 Net investment income (loss)                                                   0.21%**          (0.26)%
Ratios with waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   1.22%**           1.25%
 Net investment income (loss)                                                   0.21%**          (0.21)%



                                                                              Year              Year           11/08/01(a)
                                                                              Ended             Ended              to
Class I                                                                     12/31/03          12/31/02          12/31/01
Net asset value, beginning of period                                       $    9.23         $   10.87         $   10.00
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $      --         $   (0.01)        $    0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                 3.27             (1.63)             0.86
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $    3.27         $   (1.64)        $    0.87
Distributions to shareowners:
 Net investment income                                                            --             (0.00)(b)            --
 Net realized gain                                                                --             (0.00)(b)            --
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $    3.27         $   (1.65)        $    0.87
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   12.50         $    9.23         $   10.87
                                                                           =========         =========         =========
Total return*                                                                  35.43%           (15.08)%            8.70%
Ratio of net expenses to average net assets                                     1.25%             1.25%             1.21%**
Ratio of net investment income (loss) to average net assets                     0.03%            (0.05)%            0.86%**
Portfolio turnover rate                                                           74%               50%                0%
Net assets, end of period (in thousands)                                   $  12,049         $   6,603         $     504
Ratios with no waiver of management fees and assumption of
 expenses by PIM:
 Net expenses                                                                   2.40%             2.76%            77.48%**
 Net investment income (loss)                                                  (1.12)%           (1.56)%          (75.41)%**
Ratios with waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   1.25%             1.25%             1.21%**
 Net investment income (loss)                                                   0.03%            (0.05)%            0.86%**

(a) Shares of Pioneer Small Cap Value VCT Portfolio were first publicly offered on November 8, 2001.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  99

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                             Ended             Year
                                                                            6/30/05            Ended
Class I                                                                   (unaudited)        12/31/04
Net asset value, beginning of period                                       $   12.97         $   11.44
                                                                           ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.00(b)      $   (0.03)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                        (0.40)             1.56
                                                                           ---------         ---------
  Net increase (decrease) from investment operations                       $   (0.40)        $    1.53
Distributions to shareowners:
 Net investment income                                                            --                --
 Net realized gain                                                             (1.28)               --
                                                                           ---------         ---------
  Net increase (decrease) in net asset value                               $   (1.68)        $    1.53
                                                                           ---------         ---------
Net asset value, end of period                                             $   11.29         $   12.97
                                                                           =========         =========
Total return*                                                                  (3.03)%           13.38%
Ratio of net expenses to average net assets(+)                                  1.25%**           1.25%
Ratio of net investment income (loss) to average net assets(+)                 (0.01)%**         (0.25)%
Portfolio turnover rate                                                           78%**            114%
Net assets, end of period (in thousands)                                   $   3,325         $   3,784
Ratios with no waiver of management fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   1.56%**           1.53%
 Net investment income (loss)                                                  (0.32)%**         (0.53)%
Ratio with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   1.25%**           1.25%
 Net investment income (loss)                                                  (0.01)%**         (0.25)%

                                                                             Year              Year           1/19/01(a)
                                                                             Ended             Ended              to
Class I                                                                    12/31/03          12/31/02          12/31/01
Net asset value, beginning of period                                       $    9.13         $   10.97         $   10.00
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.00(b)      $    0.00(b)      $    0.02
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                         2.31             (1.84)             0.95
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $    2.31         $   (1.84)        $    0.97
Distributions to shareowners:
 Net investment income                                                            --         ( 0.00)(b)               --
 Net realized gain                                                                --                --                --
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $    2.31         $   (1.84)        $    0.97
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   11.44         $    9.13         $   10.97
                                                                           =========         =========         =========
Total return*                                                                  25.30%           (16.75)%            9.70%
Ratio of net expenses to average net assets(+)                                  1.25%             1.25%             1.24%**
Ratio of net investment income (loss) to average net assets(+)                  0.02%             0.07%             0.30%**
Portfolio turnover rate                                                           38%               53%               72%
Net assets, end of period (in thousands)                                   $   3,875         $   3,441         $   2,375
Ratios with no waiver of management fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   2.42%             2.68%             7.49%**
 Net investment income (loss)                                                  (1.15)%           (1.36)%           (5.95)%**
Ratio with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   1.25%             1.25%             1.24%**
 Net investment income (loss)                                                   0.02%             0.07%             0.30%**

 Pioneer Mid Cap Value VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                       Ended             Year             Year
                                                                      6/30/05            Ended            Ended
Class I                                                              unaudited)        12/31/04         12/31/03
Net asset value, beginning of period                                 $   24.67         $   20.47       $     14.94
                                                                     ---------         ---------       -----------
Increase (decrease) from investment operations:
 Net investment income (loss)                                        $    0.06         $    0.08       $      0.14
 Net realized and unrealized gain (loss) on investments                   1.01              4.41              5.45
                                                                     ---------         ---------       -----------
  Net increase (decrease) from investment operations                 $    1.07         $    4.49       $      5.59
Distributions to shareowners:
 Net investment income                                                   (0.08)            (0.08)            (0.06)
 Net realized gain                                                       (1.49)            (0.21)               --
                                                                     ---------         ---------       -----------
  Net increase (decrease) in net asset value                         $   (0.50)        $    4.20       $      5.53
                                                                     ---------         ---------       -----------
Net asset value, end of year                                         $   24.17         $   24.67       $     20.47
                                                                     =========         =========       ===========
Total return*                                                             4.30%            22.12%            37.48%
Ratio of net expenses to average net assets(+)                            0.70%**           0.72%             0.76%
Ratio of net investment income (loss) to average net assets(+)            0.51%**           0.53%             0.86%
Portfolio turnover rate                                                     58%**             55%               52%
Net assets, end of period (in thousands)                             $ 326,912         $ 303,138       $   170,237
Ratio with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             0.70%**           0.72%             0.76%
 Net investment income (loss)                                             0.51%**           0.53%             0.86%
Ratio with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                             0.70%**           0.72%             0.76%
 Net investment income (loss)                                             0.51%**           0.53%             0.86%
                                                                        Year              Year              Year
                                                                        Ended             Ended             Ended
Class I                                                               12/31/02          12/31/01          12/31/00
Net asset value, beginning of period                                 $     17.35       $     17.79       $     16.26
                                                                     -----------       -----------       -----------
Increase (decrease) from investment operations:
 Net investment income (loss)                                        $      0.07       $      0.07       $      0.13
 Net realized and unrealized gain (loss) on investments                    (1.97)             1.06              2.62
                                                                     -----------       -----------       -----------
  Net increase (decrease) from investment operations                 $     (1.90)      $      1.13       $      2.75
Distributions to shareowners:
 Net investment income                                                     (0.05)            (0.10)            (0.13)
 Net realized gain                                                         (0.46)            (1.47)            (1.09)
                                                                     -----------       -----------       -----------
  Net increase (decrease) in net asset value                         $     (2.41)      $     (0.44)      $      1.53
                                                                     -----------       -----------       -----------
Net asset value, end of year                                         $     14.94       $     17.35       $     17.79
                                                                     ===========       ===========       ===========
Total return*                                                             (11.21)%            6.49%            18.00%
Ratio of net expenses to average net assets(+)                              0.80%             0.79%             0.77%
Ratio of net investment income (loss) to average net assets(+)              0.46%             0.45%             0.63%
Portfolio turnover rate                                                       68%               95%               85%
Net assets, end of period (in thousands)                             $   120,687       $   128,340       $   111,466
Ratio with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               0.80%             0.79%             0.77%
 Net investment income (loss)                                               0.46%             0.45%             0.63%
Ratio with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                               0.80%             0.79%             0.77%
 Net investment income (loss)                                               0.46%             0.45%             0.63%

(a) Shares of Pioneer Small Company VCT Portfolio were first publicly offered on January 19, 2001.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


100  The accompanying notes are an integral part of thesefinancial statements.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           Six Months
                                                                             Ended              Year              Year
                                                                            6/30/05             Ended             Ended
Class I                                                                   (unaudited)         12/31/04          12/31/03
Net asset value, beginning of period                                       $   13.04         $   12.22         $    9.75
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.02         $    0.09         $   (0.01)
 Net realized and unrealized gain (loss) on investments                        (0.31)             0.73              2.48
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $   (0.29)        $    0.82         $    2.47
Distributions to shareowners:
 Net investment income                                                         (0.10)               --         ( 0.00)(a)
 Net realized gain                                                                --                --                --
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $   (0.39)        $    0.82         $    2.47
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   12.65         $   13.04         $   12.22
                                                                           =========         =========         =========
Total return*                                                                  (2.24)%            6.71%            25.35%
Ratio of net expenses to average net assets(+)                                  0.96%**           0.96%             1.08%
Ratio of net investment income (loss) to average net assets(+)                  0.27%**           0.71%            (0.05)%
Portfolio turnover rate                                                           87%**            206%               58%
Net assets, end of period (in thousands)                                   $  28,393         $  32,300         $  35,750
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   0.96%**           0.96%             1.08%
 Net investment income (loss)                                                   0.27%**           0.71%            (0.05)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   0.96%**           0.96%             1.08%
 Net investment income (loss)                                                   0.27%**           0.71%            (0.05)%
                                                                               Year              Year              Year
                                                                               Ended             Ended             Ended
Class I                                                                      12/31/02          12/31/01          12/31/00
Net asset value, beginning of period                                        $   14.95         $   18.39         $   21.92
                                                                            ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                               $    0.00(a)      $    0.01         $   (0.03)
 Net realized and unrealized gain (loss) on investments                         (5.19)            (3.45)            (1.91)
                                                                            ---------         ---------         ---------
  Net increase (decrease) from investment operations                        $   (5.19)        $   (3.44)        $   (1.94)
Distributions to shareowners:
 Net investment income                                                          (0.01)               --              0.00(a)
 Net realized gain                                                                 --                --             (1.59)
                                                                            ---------         ---------         ---------
  Net increase (decrease) in net asset value                                $   (5.20)        $   (3.44)        $   (3.53)
                                                                            ---------         ---------         ---------
Net asset value, end of period                                              $    9.75         $   14.95         $   18.39
                                                                            =========         =========         =========
Total return*                                                                  (34.71)%          (18.71)%           (7.88)%
Ratio of net expenses to average net assets(+)                                   0.97%             0.85%             0.73%
Ratio of net investment income (loss) to average net assets(+)                   0.01%             0.07%            (0.11)%
Portfolio turnover rate                                                            86%              111%               95%
Net assets, end of period (in thousands)                                    $  34,746         $  72,456         $ 105,855
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                    0.97%             0.85%             0.73%
 Net investment income (loss)                                                    0.01%             0.07%            (0.11)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                    0.97%             0.85%             0.73%
 Net investment income (loss)                                                    0.01%             0.07%            (0.11)%

 Pioneer Real Estate Shares VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                             Ended              Year              Year
                                                                            6/30/05             Ended             Ended
Class I                                                                   (unaudited)         12/31/04          12/31/03
Net asset value, beginning of period                                       $   24.30         $   18.57         $   14.47
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income                                                     $    0.37         $    0.52         $    0.74
 Net realized and unrealized gain (loss) on investments                         1.27              5.99              4.16
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $    1.64         $    6.51         $    4.90
Distributions to shareowners:
 Net investment income                                                         (0.36)            (0.45)            (0.64)
 Net realized gain                                                             (0.89)            (0.33)               --
 Tax return of capital                                                            --                --             (0.16)
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $    0.39         $    5.73         $    4.10
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   24.69         $   24.30         $   18.57
                                                                           =========         =========         =========
Total return*                                                                   6.86%            35.74%            34.75%
Ratio of net expenses to average net assets(+)                                  0.99%**           0.98%             1.03%
Ratio of net investment income to average net assets(+)                         3.05%**           2.41%             4.49%
Portfolio turnover rate                                                           12%**             35%               20%
Net assets, end of period (in thousands)                                   $  33,785         $  36,447         $  31,891
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   0.99%**           0.98%             1.03%
 Net investment income                                                          3.05%**           2.41%             4.49%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   0.99%**           0.98%             1.03%
 Net investment income                                                          3.05%**           2.41%             4.49%
                                                                              Year              Year              Year
                                                                              Ended             Ended             Ended
Class I                                                                     12/31/02          12/31/01          12/31/00
Net asset value, beginning of period                                       $   14.77         $   14.42         $   11.73
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income                                                     $    0.62         $    0.68         $    0.71
 Net realized and unrealized gain (loss) on investments                        (0.23)             0.40              2.67
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $    0.39         $    1.08         $    3.38
Distributions to shareowners:
 Net investment income                                                         (0.69)            (0.56)            (0.59)
 Net realized gain                                                                --                --                --
 Tax return of capital                                                            --             (0.17)            (0.10)
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $   (0.30)        $    0.35         $    2.69
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   14.47         $   14.77         $   14.42
                                                                           =========         =========         =========
Total return*                                                                  (2.53)%            7.80%            29.51%
Ratio of net expenses to average net assets(+)                                  1.07%             1.16%             1.10%
Ratio of net investment income to average net assets(+)                         4.76%             4.71%             5.02%
Portfolio turnover rate                                                           29%               34%               31%
Net assets, end of period (in thousands)                                   $  29,873         $  33,026         $  32,982
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   1.07%             1.16%             1.10%
 Net investment income                                                          4.76%             4.71%             5.02%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   1.07%             1.16%             1.10%
 Net investment income                                                          4.76%             4.71%             5.02%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized
+   Ratios with no reduction for fees paid indirectly.

 The accompanying notes are an integral part of these financial statements. 101

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                             Ended              Year              Year
                                                                            6/30/05             Ended             Ended
Class I                                                                   (unaudited)         12/31/04          12/31/03
Net asset value, beginning of period                                       $   20.57         $   18.70         $   15.28
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.13         $    0.24         $    0.20
 Net realized and unrealized gain (loss) on investments                        (0.27)             1.85              3.41
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $   (0.14)        $    2.09         $    3.61
Distributions to shareowners:
 Net investment income                                                         (0.13)            (0.22)            (0.19)
 Net realized gain                                                                --                --                --
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $   (0.27)        $    1.87         $    3.42
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   20.30         $   20.57         $   18.70
                                                                           =========         =========         =========
Total return*                                                                  (0.68)%           11.26%            23.76%
Ratio of net expenses to average net assets(+)                                  0.71%**           0.71%             0.76%
Ratio of net investment income (loss) to average net assets(+)                  1.27%**           1.26%             1.16%
Portfolio turnover rate                                                           22%**             17%               11%
Net assets, end of period (in thousands)                                   $ 400,472         $ 454,136         $ 154,839
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   0.71%**           0.71%             0.76%
 Net investment income (loss)                                                   1.27%**           1.26%             1.16%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   0.71%**           0.71%             0.76%
 Net investment income (loss)                                                   1.27%**           1.26%             1.16%
                                                                              Year              Year              Year
                                                                              Ended             Ended             Ended
Class I                                                                     12/31/02          12/31/01          12/31/00
Net asset value, beginning of period                                       $   19.08         $   22.67         $   22.70
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.19         $    0.17         $    0.18
 Net realized and unrealized gain (loss) on investments                        (3.81)            (2.57)             0.10
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $   (3.62)        $   (2.40)        $    0.28
Distributions to shareowners:
 Net investment income                                                         (0.18)            (0.17)            (0.18)
 Net realized gain                                                                --             (1.02)            (0.13)
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $   (3.80)        $   (3.59)        $   (0.03)
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   15.28         $   19.08         $   22.67
                                                                           =========         =========         =========
Total return*                                                                  19.03%           (10.85)%            1.22%
Ratio of net expenses to average net assets(+)                                  0.80%             0.74%             0.69%
Ratio of net investment income (loss) to average net assets(+)                  1.09%             0.83%             0.78%
Portfolio turnover rate                                                           11%                7%               37%
Net assets, end of period (in thousands)                                   $ 141,892         $ 199,160         $ 222,107
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   0.80%             0.74%             0.69%
 Net investment income (loss)                                                   1.09%             0.83%             0.78%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   0.80%             0.74%             0.69%
 Net investment income (loss)                                                   1.09%             0.83%             0.78%

 Pioneer Equity Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                          Six Months
                                                                             Ended              Year              Year
                                                                            6/30/05             Ended             Ended
Class I                                                                   (unaudited)         12/31/04          12/31/03
Net asset value, beginning of period                                       $   20.58         $   18.09         $   15.11
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.22         $    0.44         $    0.41
 Net realized and unrealized gain (loss) on investments                         0.18              2.49              2.96
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $    0.40         $    2.93         $    3.37
Distributions to shareowners:
 Net investment income                                                         (0.22)            (0.44)            (0.39)
 Net realized gain                                                                --                --                --
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $    0.18         $    2.49         $    2.98
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   20.76         $   20.58         $   18.09
                                                                           =========         =========         =========
Total return*                                                                   1.96%            16.39%             0.86%
Ratio of net expenses to average net assets(+)                                  0.73%**           0.72%             0.78%
Ratio of net investment income (loss) to average net assets(+)                  2.34%**           2.40%             2.55%
Portfolio turnover rate                                                           17%**             19%               12%
Net assets, end of period (in thousands)                                   $ 212,737         $ 188,234         $ 155,634
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   0.73%**           0.72%             0.78%
 Net investment income (loss)                                                   2.34%**           2.40%             2.55%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   0.73%**           0.72%             0.78%
 Net investment income (loss)                                                   2.34%**           2.40%             2.55%
                                                                              Year              Year              Year
                                                                              Ended             Ended             Ended
Class I                                                                     12/31/02          12/31/01          12/31/00
Net asset value, beginning of period                                       $   18.40         $   21.28         $   20.72
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.42         $    0.40         $    0.51
 Net realized and unrealized gain (loss) on investments                        (3.30)            (1.86)             2.28
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $   (2.88)        $   (1.46)        $    2.79
Distributions to shareowners:
 Net investment income                                                         (0.41)            (0.36)            (0.49)
 Net realized gain                                                                --             (1.06)            (1.74)
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $   (3.29)        $   (2.88)        $    0.56
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   15.11         $   18.40         $   21.28
                                                                           =========         =========         =========
Total return*                                                                 (15.82)%           (6.97)%           14.85%
Ratio of net expenses to average net assets(+)                                  0.80%             0.75%             0.71%
Ratio of net investment income (loss) to average net assets(+)                  2.48%             2.07%             2.40%
Portfolio turnover rate                                                           12%               13%               13%
Net assets, end of period (in thousands)                                   $ 133,258         $ 164,019         $ 181,920
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   0.80%             0.75%             0.71%
 Net investment income (loss)                                                   2.48%             2.07%             2.40%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   0.80%             0.75%             0.71%
 Net investment income (loss)                                                   2.48%             2.07%             2.40%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

102  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                            Ended               Year              Year
                                                                            6/30/05             Ended             Ended
Class I                                                                   (unaudited)         12/31/04          12/31/03
Net asset value, beginning of period                                       $   14.40         $   14.04         $   12.27
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.12         $    0.28         $    0.23
 Net realized and unrealized gain (loss) on investments                        (0.11)             0.39              1.80
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $    0.01         $    0.67         $    2.03
Distributions to shareowners:
 Net investment income                                                         (0.12)            (0.31)            (0.26)
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $   (0.11)        $    0.36         $    1.77
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   14.29         $   14.40         $   14.04
                                                                           =========         =========         =========
Total return*                                                                   0.07%             4.79%            16.71%
Ratio of net expenses to average net assets(+)                                  0.94%**           0.90%             0.91%
Ratio of net investment income (loss) to average net assets(+)                  1.67%**           1.96%             1.75%
Portfolio turnover rate                                                           31%**             30%               37%
Net assets, end of period (in thousands)                                   $  32,071         $  35,312         $  40,773
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   0.94%**           0.90%             0.91%
 Net investment income (loss)                                                   1.67%**           1.96%             1.75%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   0.94%**           0.90%             0.91%
 Net investment income (loss)                                                   1.67%**           1.96%             1.75%
                                                                              Year             Year               Year
                                                                              Ended            Ended              Ended
Class I                                                                     12/31/02         12/31/01(a)        12/31/00
Net asset value, beginning of period                                       $   13.91         $   14.60         $   14.31
                                                                          ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.21         $    0.34         $    0.48
 Net realized and unrealized gain (loss) on investments                        (1.63)            (0.67)             0.29
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $   (1.42)        $   (0.33)        $    0.77
Distributions to shareowners:
 Net investment income                                                         (0.22)            (0.36)            (0.48)
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $   (1.64)        $   (0.69)        $    0.29
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   12.27         $   13.91         $   14.60
                                                                           =========         ==========        =========
Total return*                                                                 (10.27)%           (2.26)%            5.45%
Ratio of net expenses to average net assets(+)                                  0.95%             0.84%             0.82%
Ratio of net investment income (loss) to average net assets(+)                  1.62%             2.42%             3.21%
Portfolio turnover rate                                                          179%              136%               15%
Net assets, end of period (in thousands)                                   $  42,849         $  56,890         $  59,545
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   0.95%             0.84%             0.82%
 Net investment income (loss)                                                   1.62%             2.42%             3.21%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   0.95%             0.84%             0.82%
 Net investment income (loss)                                                   1.62%             2.42%             3.21%

 Pioneer High Yield VCT Portfolio               PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                             Ended              Year              Year
                                                                            6/30/05             Ended             Ended
Class I                                                                   (unaudited)         12/31/04          12/31/03
Net asset value, beginning of period                                       $   11.67         $   11.45         $    9.27
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.31         $    0.62         $    0.76
 Net realized and unrealized gain (loss) on investments                        (0.40)             0.27              2.18
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $   (0.09)        $    0.89         $    2.94
Distributions to shareowners:
 Net investment income                                                         (0.31)            (0.62)            (0.76)
 Net realized gain                                                             (0.38)            (0.05)               --
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $   (0.78)        $    0.22         $    2.18
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   10.89         $   11.67         $   11.45
                                                                           =========         =========         =========
Total return*                                                                  (0.71)%            8.03%            32.78%
Ratio of net expenses to average net assets(+)                                  0.80%**           0.78%             0.89%
Ratio of net investment income (loss) to average net assets(+)                  5.57%**           5.40%             7.22%
Portfolio turnover rate                                                           43%**             42%               48%
Net assets, end of period (in thousands)                                   $  64,050         $  70,890         $  66,587
Ratios with no waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   0.80%**           0.78%             0.89%
 Net investment income (loss)                                                   5.57%**           5.40%             7.22%
                                                                              Year              Year            5/1/00(b)
                                                                              Ended             Ended              to
Class I                                                                     12/31/02          12/31/01          12/31/00
Net asset value, beginning of period                                       $   10.33         $    9.82         $   10.00
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.92         $    0.95         $    0.61
 Net realized and unrealized gain (loss) on investments                        (1.06)             0.62             (0.18)
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $   (0.14)        $    1.57         $    0.43
Distributions to shareowners:
 Net investment income                                                         (0.92)            (0.95)            (0.61)
 Net realized gain                                                                --             (0.11)               --
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $   (1.06)        $    0.51         $   (0.18)
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $    9.27         $   10.33         $    9.82
                                                                           =========         =========         =========
Total return*                                                                  (1.42)%           16.60%             4.12%
Ratio of net expenses to average net assets(+)                                  1.02%             1.15%             1.25%**
Ratio of net investment income (loss) to average net assets(+)                  9.39%             9.15%             9.18%**
Portfolio turnover rate                                                           42%               36%               33%
Net assets, end of period (in thousands)                                   $  41,111         $  32,331         $   6,849
Ratios with no waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   1.02%             1.28%             2.35%**
 Net investment income (loss)                                                   9.39%             9.02%             8.08%**

(a) The Portfolio began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income by $0.00, increase net realized and unrealized gain (loss) by $0.00 (both amounts round to less than one cent per share) and to decrease the ratio of net investment income to average net assets with waiver of management fees by PIM and reduction for fees paid indirectly. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.
(b) Shares of Pioneer High Yield VCT Portfolio were first publicly offered on May 1, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

 The accompanying notes are an integral part of these financial statements.  103

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                             Ended              Year              Year
                                                                            6/30/05             Ended             Ended
Class I                                                                   (unaudited)         12/31/04          12/31/03
Net asset value, beginning of period                                       $   11.26         $   11.01         $    9.67
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income                                                     $    0.30         $    0.60         $    0.62
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                (0.11)             0.47              1.38
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $    0.19         $    1.07         $    2.00
Distributions to shareowners:
 Net investment income                                                         (0.32)            (0.66)            (0.66)
 Net realized gain                                                             (0.16)            (0.16)               --
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $   (0.29)        $    0.25         $    1.34
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   10.97         $   11.26         $   11.01
                                                                           =========         =========         =========
Total return*                                                                   1.67%            10.25%            21.24%
Ratio of net expenses to average net assets(+)                                  0.89%**           1.03%             1.25%
Ratio of net investment income to average net assets(+)                         5.57%**           5.52%             5.95%
Portfolio turnover rate                                                           46%**             53%               68%
Net assets, end of period (in thousands)                                   $  21,988         $  20,814         $  19,312
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   0.89%**           1.03%             1.25%
 Net investment income                                                          5.57%**           5.52%             5.95%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   0.89%**           1.03%             1.25%
 Net investment income                                                          5.57%**           5.52%             5.95%
                                                                               Year             Year              Year
                                                                               Ended            Ended             Ended
Class I                                                                     12/31/02          12/31/01          12/31/00
Net asset value, beginning of period                                       $    9.33         $    9.43         $    9.75
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income                                                     $    0.65         $    0.67         $    0.73
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                 0.32             (0.04)            (0.32)
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $    0.97         $    0.63         $    0.41
Distributions to shareowners:
 Net investment income                                                         (0.63)            (0.67)            (0.73)
 Net realized gain                                                                --             (0.06)               --
                                                                           ---------         ---------         ---------
  Net increase (decrease) in net asset value                               $    0.34         $   (0.10)        $   (0.32)
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $    9.67         $    9.33         $    9.43
                                                                           =========         =========         =========
Total return*                                                                  10.72%             6.90%             4.51%
Ratio of net expenses to average net assets(+)                                  1.25%             1.25%             1.30%
Ratio of net investment income to average net assets(+)                         6.75%             7.16%             7.53%
Portfolio turnover rate                                                           50%               55%               54%
Net assets, end of period (in thousands)                                   $  14,692         $   7,479         $   3,265
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   1.62%             2.44%             2.97%
 Net investment income                                                          6.38%             5.97%             5.86%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   1.25%             1.25%             1.25%
 Net investment income                                                          6.75%             7.16%             7.58%

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

104  The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                             Ended              Year              Year
                                                                            6/30/05             Ended             Ended
Class I                                                                   (unaudited)         12/31/04          12/31/03
Net asset value, beginning of period                                       $   10.11         $   10.35         $   10.59
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.19         $    0.37         $    0.35
 Net realized and unrealized gain (loss) on investments                         0.00(b)          (0.03)            (0.16)
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $    0.19         $    0.34         $    0.19
Distributions to shareowners:
 Net investment income                                                         (0.23)            (0.58)            (0.43)
  Net increase (decrease) in net asset value                               $   (0.04)        $   (0.24)        $   (0.24)
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   10.07         $   10.11         $   10.35
                                                                           =========         =========         =========
Total return*                                                                   1.94%             3.42%             1.81%
Ratio of net expenses to average net assets(+)                                  0.81%**           0.79%             0.78%
Ratio of net investment income (loss) to average net assets(+)                  3.94%**           3.74%             3.45%
Portfolio turnover rate                                                           18%**             37%               34%
Net assets, end of period (in thousands)                                   $  29,926         $  32,342         $  44,526
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   0.81%**           0.79%             0.78%
 Net investment income (loss)                                                   3.94%**           3.74%             3.45%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   0.81%**           0.79%             0.78%
 Net investment income (loss)                                                   3.94%**           3.74%             3.45%
                                                                              Year            Year                Year
                                                                              Ended           Ended               Ended
Class I                                                                     12/31/02        12/31/01(a)         12/31/00
Net asset value, beginning of period                                       $   10.06         $    9.97         $    9.47
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $    0.46         $    0.52         $    0.58
 Net realized and unrealized gain (loss) on investments                         0.56              0.12              0.50
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $    1.02         $    0.64         $    1.08
Distributions to shareowners:
 Net investment income                                                         (0.49)            (0.55)            (0.58)
  Net increase (decrease) in net asset value                               $    0.53         $    0.09         $    0.50
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   10.59         $   10.06         $    9.97
                                                                           =========         =========         =========
Total return*                                                                  10.32%             6.48%            11.76%
Ratio of net expenses to average net assets(+)                                  0.81%             0.83%             0.84%
Ratio of net investment income (loss) to average net assets(+)                  4.39%             5.19%             6.00%
Portfolio turnover rate                                                           54%               71%               55%
Net assets, end of period (in thousands)                                   $  69,551         $  37,381         $  25,791
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   0.81%             0.85%             0.84%
 Net investment income (loss)                                                   4.39%             5.17%             6.00%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   0.81%             0.82%             0.81%
 Net investment income (loss)                                                   4.39%             5.20%             6.03%

 Pioneer Money Market VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                             Ended              Year              Year
                                                                            6/30/05             Ended             Ended
Class I                                                                   (unaudited)         12/31/04          12/31/03
Net asset value, beginning of period                                       $   1.000         $   1.000         $   1.000
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income                                                     $    0.03         $   0.007         $   0.006
 Net realized and unrealized gain (loss) on investments                        (0.02)               --                --
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $    0.01         $   0.007         $   0.006
Distributions to shareowners:
 Net investment income                                                         (0.01)           (0.007)           (0.006)
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $   1.000         $   1.000         $   1.000
                                                                           =========         =========         =========
Total return*                                                                   0.96%             0.65%             0.56%
Ratio of net expenses to average net assets(+)                                  0.72%**           0.74%             0.72%
Ratio of net investment income to average net assets(+)                         1.93%**           0.66%             0.58%
Net assets, end of period (in thousands)                                   $  38,952         $  42,896         $  34,736
Ratios with no waiver of fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   0.72%**           0.74%             0.72%
 Net investment income                                                          1.93%**           0.66%             0.58%
Ratios with waiver of fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                                   0.72%**           0.74%             0.72%
 Net investment income                                                          1.93%**           0.66%             0.58%
                                                                              Year              Year              Year
                                                                              Ended             Ended             Ended
Class I                                                                     12/31/02          12/31/01          12/31/00
Net asset value, beginning of period                                       $    1.00         $    1.00         $    1.00
                                                                           ---------         ---------         ---------
Increase (decrease) from investment operations:
 Net investment income                                                     $    0.01         $    0.03         $    0.06
 Net realized and unrealized gain (loss) on investments                           --                --                --
                                                                           ---------         ---------         ---------
  Net increase (decrease) from investment operations                       $    0.01         $    0.03         $    0.06
Distributions to shareowners:
 Net investment income                                                         (0.01)            (0.03)            (0.06)
                                                                           ---------         ---------         ---------
Net asset value, end of period                                             $    1.00         $    1.00         $    1.00
                                                                           =========         =========         =========
Total return*                                                                   1.19%             3.39%             5.71%
Ratio of net expenses to average net assets(+)                                  0.78%             0.78%             0.76%
Ratio of net investment income to average net assets(+)                         1.11%             3.16%             5.58%
Net assets, end of period (in thousands)                                   $  59,521         $  49,545         $  36,979
Ratios with no waiver of fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   0.78%             0.78%             0.76%
 Net investment income                                                          1.11%             3.16%             5.58%
Ratios with waiver of fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                                   0.78%             0.78%             0.75%
 Net investment income                                                          1.11%             3.16%             5.59%

(a) The Portfolio began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income by $0.00, increase net realized and unrealized gain (loss) by $0.00 (both amounts round to less than one cent per share) and to decrease the ratio of net investment income to average net assets with waiver of management fees by PIM and reduction for fees paid indirectly from 5.38% to 5.17%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

 The accompanying notes are an integral part of these financial statements.  105

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          Pioneer
                                                                                          Emerging          Pioneer
                                                                                          Markets           Europe
                                                                                       VCT Portfolio     VCT Portfolio
ASSETS:
 Investment in securities, at value (including securities loaned of $2,086,391, $0,
  $1,191,931, $1,948,420, $1,431,721, $143,124,314 and $1,947,727, respectively)
  (Cost $34,447,106, $14,677,496, $22,291,484, $32,562,284, $13,863,035,
  $919,077,809, and $37,041,700, respectively)                                           $ 42,793,058      $ 17,355,670
 Cash                                                                                         924,068           392,620
 Foreign currencies, at value (Cost $220,067, $0, $31,958, $0, $0, $0, and $0,
  respectively)                                                                               221,081                --
 Receivables --
  Investment securities sold                                                                  215,309                --
  Fund shares sold                                                                            266,051            50,910
  Dividends, interest and foreign taxes withheld                                              134,951            50,605
  Forward foreign currency settlement contracts, net                                                2                --
 Other                                                                                          3,277               510
                                                                                         ------------      ------------
   Total assets                                                                         $  44,557,797      $ 17,850,315
                                                                                         ------------      ------------
LIABILITIES:
 Payables --
  Investment securities purchased                                                        $     35,720      $         --
  Fund shares repurchased                                                                          57            13,672
  Upon return of securities loaned                                                          2,191,114                --
  Variation Margin                                                                                 --                --
  Forward foreign currency portfolio hedge contracts, net                                          --                --
 Reserve for repatriation taxes                                                                41,230                --
 Due to bank                                                                                       --                --
 Due to affiliates                                                                              2,134               995
 Accrued expenses                                                                              68,928            27,857
                                                                                         ------------      ------------
   Total liabilities                                                                    $   2,339,183      $     42,524
                                                                                         ------------      ------------
NET ASSETS:
 Paid-in capital                                                                        $  32,011,634      $ 21,500,002
 Undistributed net investment income (loss)                                                   149,710           183,525
 Accumulated net realized gain (loss)                                                       1,752,164        (6,552,609)
 Net unrealized gain (loss) on:
  Investments                                                                               8,304,722         2,678,174
  Futures contracts                                                                                --                --
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies                                              384            (1,301)
                                                                                         ------------      ------------
    Total net assets                                                                     $ 42,218,614      $ 17,807,791
                                                                                         ------------      ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                             $ 8,773,194      $  8,728,103
 Shares outstanding                                                                           408,653           837,800
                                                                                         ------------      ------------
   Net asset value per share                                                              $     21.47      $      10.42
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                             $33,445,420      $  9,079,688
 Shares outstanding                                                                         1,570,031           887,595
                                                                                         ------------      ------------
   Net asset value per share                                                              $     21.30      $      10.23

106  The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Pioneer           Pioneer           Pioneer             Pioneer              Pioneer
 International       Small Cap           Small              Mid Cap              Growth
     Value             Value            Company              Value               Shares
 VCT Portfolio     VCT Portfolio     VCT Portfolio       VCT Portfolio        VCT Portfolio
 $  25,597,928     $ 37,197,098       $14,450,921       $ 1,052,711,780      $  37,876,645
       334,085           16,556           444,579                    --            478,279
        31,536               --                --                    --                 --
     2,496,521          465,149            24,441            21,282,802            417,574
         2,647        1,972,705            49,265               439,445             10,477
        66,026           46,043            12,384               847,621             39,031
            --               --                --                    --                 --
           402              864               649                   613                968
 -------------     ------------       -----------       ---------------      -------------
 $  28,529,145     $ 39,698,415       $14,982,239       $ 1,075,282,261      $  38,822,974
 -------------     ------------       -----------       ---------------      -------------
 $   2,476,021     $    824,422       $        --       $    17,077,745      $     225,834
           464           10,063            28,968             5,535,046              5,784
     1,252,555        2,023,358         1,485,682           148,443,233          1,999,381
            --            2,875                --                    --                 --
         1,276               --                --                    --                 --
            --               --                --                    --                 --
            --               --                --               622,722                 --
         1,299            1,400             3,058                21,805              1,345
        69,563           57,485            44,554                96,516             49,362
 -------------     ------------       -----------       ---------------      -------------
 $   3,801,178     $  2,919,603       $ 1,562,262       $   171,797,067      $   2,281,706
 -------------     ------------       -----------       ---------------      -------------
 $  33,699,659     $ 31,368,860       $13,031,415       $   729,691,981      $  74,300,109
       201,860           19,527            (9,927)            1,516,021             40,173
   (12,474,265)         700,521          (189,397)           38,643,221        (38,633,959)
     3,306,444        4,634,814           587,886           133,633,971            834,945
            --           55,090                --                    --                 --
        (5,731)              --                --                    --                 --
 -------------     ------------       -----------       ---------------      -------------
 $  24,727,967     $ 36,778,812       $13,419,977       $   903,485,194      $  36,541,268
 -------------     ------------       -----------       ---------------      -------------
 $  19,950,192     $ 21,017,142       $ 3,325,190       $   326,912,435      $  28,393,264
     1,748,351        1,421,949           294,597            13,525,350          2,243,980
 -------------     ------------       -----------       ---------------      -------------
 $       11.41     $      14.78       $     11.29       $         24.17      $       12.65
 $   4,777,775     $ 15,761,670       $10,094,787       $   576,572,759      $   8,148,004
       420,460        1,072,898           904,964            24,097,349            652,020
 -------------     ------------       -----------       ---------------      -------------
 $       11.36     $      14.69       $     11.15       $         23.93      $       12.50

 The accompanying notes are an integral part of these financial statements.  107

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES 6/30/05 (UNAUDITED)             (continued)
--------------------------------------------------------------------------------

                                                                                            Pioneer
                                                                                          Real Estate           Pioneer
                                                                                             Shares              Fund
                                                                                         VCT Portfolio       VCT Portfolio
ASSETS:
 Investment in securities, at value (including securities loaned of $21,429,959,
  $1,143,760, $7,139,493, $437,999, $1,258,603, $909,827, $0, and $0, respectively)
  (Cost $86,438,542, $431,661,652, $271,200,539, $41,246,751, $114,630,240,
  $54,100,632, $45,044,129, and $36,473,883, respectively)                                $ 121,860,552      $ 532,161,836
  Temporary cash investments (Cost $0, $0, $0, $0, $0, $0, $0, and $2,500,000,
 respectively)                                                                                      --                  --
                                                                                         -------------       -------------
 Total Investments in Securities                                                          $ 121,860,552      $ 532,161,836
 Cash                                                                                         1,592,680                 --
 Foreign currencies, at value (Cost $0, $0, $0, $0, $0, $0, $1,229,883, $0, and $0,
  respectively)                                                                                      --                 --
 Receivables --
  Investment securities sold                                                                    192,656          4,778,241
  Fund shares sold                                                                               71,379            492,046
  Dividends, interest and foreign taxes withheld                                                466,997            663,377
  Forward foreign currency settlement contracts, net                                                 --                 --
  Forward foreign currency portfolio hedge contracts, net                                            --                 --
 Other                                                                                             485                548
                                                                                          -------------      -------------
    Total assets                                                                          $ 124,184,749      $ 538,096,048
                                                                                         -------------       -------------
LIABILITIES:
 Payables --
  Investment securities purchased                                                         $     280,721      $   1,181,829
  Fund shares repurchased                                                                        36,891                 --
  Dividends                                                                                          --                 --
 Upon return for securities loaned                                                           21,916,656          1,193,010
 Due to bank                                                                                         --          2,644,982
 Due to affiliates                                                                                3,274             11,166
 Accrued expenses                                                                                81,619             74,105
                                                                                          -------------      -------------
    Total liabilities                                                                     $  22,319,161      $   5,105,092
                                                                                          -------------      -------------
NET ASSETS:
 Paid-in capital                                                                          $  64,521,827      $ 488,926,764
 Undistributed net investment income (loss)                                                     279,770            397,459
 Accumulated net realized gain (loss)                                                         1,641,981        (56,833,451)
 Net unrealized gain (loss) on:
  Investments                                                                                35,422,010        100,500,184
  Forward foreign currency contracts and other assets and
  liabilities denominated in foreign currencies                                                      --                 --
                                                                                          -------------      -------------
   Total net assets                                                                       $ 101,865,588      $ 532,990,956
                                                                                          -------------      -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                               $  33,784,790      $ 400,471,866
 Shares outstanding                                                                           1,368,635         19,728,266
                                                                                          -------------      -------------
  Net asset value per share                                                               $       24.69      $       20.30
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                              $  68,080,799      $ 132,519,090
 Shares outstanding                                                                           2,762,191          6,546,928
                                                                                          -------------      -------------
  Net asset value per share                                                               $       24.65      $       20.24



108  The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Pioneer                            Pioneer           Pioneer            Pioneer          Pioneer
    Equity            Pioneer           High            Strategic           America           Money
    Income            Balanced          Yield             Income            Income            Market
 VCT Portfolio     VCT Portfolio     VCT Portfolio     VCT Portfolio     VCT Portfolio     VCT Portfolio
 $333,180,850      $ 44,763,237      $114,311,570       $55,773,617      $ 45,952,032      $36,473,883
           --                --                --                --                --        2,500,000
 ------------      ------------      ------------       -----------      ------------      -----------
 $333,180,850      $ 44,763,237      $114,311,570       $55,773,617      $ 45,952,032      $38,973,883
           --           299,931                --           989,821           821,885               --
           --                --                --         1,194,032                --               --
           --                --                --           162,149                --               --
    1,644,772           189,816           155,374            86,531            29,506               --
      594,447           160,884         1,529,652           779,088           383,611          114,466
           --                --                --             2,601                --               --
           --                --                --            29,205                --               --
          848               553             2,018               488               823            1,023
 ------------      ------------      ------------       -----------      ------------      -----------
 $335,420,917      $ 45,414,421      $115,998,614       $59,017,532      $ 47,187,857      $39,089,372
 ------------      ------------      ------------       -----------      ------------      -----------
 $         --      $         --      $  2,645,042       $   926,421      $         --      $        --
      201,742            17,416           132,792                --             6,385           92,455
           --                --                --             2,900                --            1,476
    7,334,929           459,990         1,316,415           949,383                --               --
      217,611                --            70,275                --                --           13,629
        7,526             1,472             2,912             1,830             1,407              863
      107,143            57,031            72,773            46,692            54,618           29,403
 ------------      ------------      ------------       -----------      ------------      -----------
 $  7,868,951      $    535,909      $  4,240,209       $ 1,927,226      $     62,410      $   137,826
 ------------      ------------      ------------       -----------      ------------      -----------
 $271,604,704      $ 45,883,485      $110,259,417       $54,480,483      $ 47,701,359      $38,952,394
    1,399,456             5,299            42,581           265,575          (442,685)           2,126
   (7,432,505)       (4,526,758)        1,775,077           682,845        (1,041,130)          (2,974)
   61,980,311         3,516,486          (318,670)        1,672,985           907,903               --
           --                --                --           (11,582)               --               --
 ------------      ------------      ------------       -----------      ------------      -----------
 $327,551,966      $ 44,878,512      $111,758,405       $57,090,306      $ 47,125,447      $38,951,546
 ------------      ------------      ------------       -----------      ------------      -----------
 $212,737,473      $ 32,071,136      $ 64,049,589       $21,988,129      $ 29,926,222      $38,951,546
   10,248,184         2,244,010         5,879,994         2,004,720         2,971,384       38,956,760
 ------------      ------------      ------------       -----------      ------------      -----------
 $      20.76      $      14.29      $      10.89       $     10.97      $      10.07      $      1.00
 $114,814,493      $ 12,807,376      $ 47,708,816       $35,102,177      $ 17,199,225      $        --
    5,502,731           898,357         4,380,321         3,200,225         1,704,851               --
 ------------      ------------      ------------       -----------      ------------      -----------
 $      20.87      $      14.26      $      10.89       $     10.97      $      10.09      $        --



  The accompanying notes are an integral part of these financial statements. 109

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                Pioneer             Pioneer
                                                                                           Emerging Markets         Europe
                                                                                             VCT Portfolio       VCT Portfolio

                                                                                              Six Months          Six Months
                                                                                                 Ended               Ended
                                                                                                6/30/05             6/30/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $94,687, $52,941, $53,476, $194,
  $74, $7,200, and $2,900, respectively)                                                     $    688,302        $    323,716
 Interest                                                                                           9,907               3,017
 Income on securities loaned, net                                                                   3,634                  --
 Other                                                                                                 --                  --
                                                                                             ------------        ------------
  Total investment income                                                                    $    701,843        $    326,733
                                                                                             ------------        ------------
EXPENSES:
 Management fees                                                                             $    229,762        $     88,245
 Transfer agent fees and expenses                                                                   1,488               1,488
 Distribution fees (Class II)                                                                      39,196              10,757
 Administrative reimbursements                                                                      9,326               9,326
 Custodian fees                                                                                    65,342              22,885
 Professional fees                                                                                 20,835              12,098
 Printing expense                                                                                   8,278               6,180
 Fees and expenses of nonaffiliated trustees                                                          987                  94
 Miscellaneous                                                                                      9,785               8,906
                                                                                             ------------        ------------
  Total expenses                                                                             $    384,999        $    159,979
  Less management fees waived and expenses assumed
   by Pioneer Investment Management, Inc.                                                              --             (16,838)
  Less fees paid indirectly                                                                            --                  --
                                                                                             ------------        ------------
  Net expenses                                                                               $    384,999        $    143,141
                                                                                             ------------        ------------
    Net investment income (loss)                                                             $    316,844        $    183,592
                                                                                             ------------        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
 Investments (net of foreign capital gain taxes of $2,682, $0, $0, $0, $0, $0, and
  $0, respectively)                                                                          $  4,124,651        $  1,310,078
 Futures contracts                                                                                     --                  --
 Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                                               (40,575)            (17,290)
                                                                                             ------------        ------------
                                                                                             $  4,084,076        $  1,292,788
                                                                                             ------------        ------------
 Change in net unrealized gain or loss from:
  Investments (the change in reserve for repatriation taxes of $5,740, $0, $0, $0, $0,
  $0, and $0, respectively)                                                                  $ (2,352,670)       $ (1,734,631)
  Futures contracts                                                                                     --                  --
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies                                               (7,363)             (3,887)
                                                                                             ------------        ------------
                                                                                             $ (2,360,033)       $ (1,738,518)
                                                                                             ------------        ------------
 Net gain (loss) on investments, futures contracts
  and foreign currency transactions                                                          $  1,724,043        $   (445,730)
                                                                                             ============        ============
 Net increase (decrease) in net assets resulting
  from operations                                                                            $  2,040,887        $   (262,138)
                                                                                             ============        ============

110  The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Pioneer               Pioneer            Pioneer            Pioneer             Pioneer
 International Value     Small Cap Value     Small Company      Mid Cap Value       Growth Shares
    VCT Portfolio         VCT Portfolio      VCT Portfolio      VCT Portfolio       VCT Portfolio

      Six Months            Six Months         Six Months         Six Months         Six Months
        Ended                 Ended              Ended              Ended               Ended
       6/30/05               6/30/05            6/30/05            6/30/05             6/30/05
    $    397,070           $  165,732         $   69,117        $   4,982,762       $    225,810
           3,370               54,429              7,795              211,841              2,335
          14,342                2,211              6,457               49,491              1,897
              70                   --                 --                   --                 --
    ------------           ----------         ----------        -------------       ------------
    $    414,852           $  222,372         $   83,369        $   5,244,094       $    230,042
    ------------           ----------         ----------        -------------       ------------
    $    128,119           $  115,053         $   49,107        $   2,803,181       $    131,298
           1,488                1,488              1,488                1,488              1,488
           5,603               16,377             12,162              697,649              9,823
           9,326                9,326              9,326               83,917              9,326
          23,087               18,311             13,439               39,877             15,753
          25,084               22,509             18,941               37,475             16,938
           8,002               17,079              6,746               39,309                983
             181                  243                117                5,899                237
           7,944                2,719              2,400               17,420              3,836
    ------------           ----------         ----------        -------------       ------------
    $    208,834           $  203,105         $  113,726        $   3,726,215       $    189,682
              --                   --            (20,430)                  --                 --
              --                   --                 --                   --                 --
    ------------           ----------         ----------        -------------       ------------
    $    208,834           $  203,105         $   93,296        $   3,726,215       $    189,682
    ------------           ----------         ----------        -------------       ------------
    $    206,018           $   19,267         $   (9,927)       $   1,517,879       $     40,360
    ------------           ----------         ----------        -------------       ------------
    $  1,647,560           $1,137,201         $ (127,957)       $  45,761,817       $  1,202,364
              --              (58,940)                --                   --                 --
         (13,839)                  --                 --                   --                 --
    ------------           ----------         ----------        -------------       ------------
    $  1,633,721           $1,078,261         $ (127,957)       $  45,761,817       $  1,202,364
    ------------           ----------         ----------        -------------       ------------
    $ (2,844,618)          $ (466,213)        $ (312,888)       $ (10,521,594)      $ (2,141,818)
              --               21,925                 --                   --                 --
          (4,396)                  --                 --                   --                 --
    ------------           ----------         ----------        -------------       ------------
    $ (2,849,014)          $ (444,288)        $ (312,888)       $ (10,521,594)      $ (2,141,818)
    ------------           ----------         ----------        -------------       ------------
    $ (1,215,293)          $  633,973         $ (440,845)       $  35,240,223       $   (939,454)
    ============           ==========         ==========        =============       ============
    $ (1,009,275)          $  653,240         $ (450,772)       $  36,758,102       $   (899,094)
    ============           ==========         ==========        =============       ============

 The accompanying notes are an integral part of these financial statements.  111

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS 6/30/05 (UNAUDITED)                         (continued)
--------------------------------------------------------------------------------

                                                                                             Pioneer              Pioneer
                                                                                       Real Estate Shares          Fund
                                                                                          VCT Portfolio        VCT Portfolio

                                                                                           Six Months            Six Months
                                                                                              Ended                Ended
                                                                                             6/30/05              6/30/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $3,443, $50,822, $0, $457,
  $0, $0, $0 and $0, respectively)                                                         $1,898,904          $   5,372,334
 Interest (net of foreign taxes withheld of $0, $0, $0, $0, $0, $851, $0, and $0,
  respectively)                                                                                11,247                 63,949
 Income on securities loaned, net                                                               7,675                 20,681
                                                                                           ----------          -------------
  Total investment income                                                                  $1,917,826          $   5,456,964
                                                                                           ----------          -------------
EXPENSES:
 Management fees                                                                           $  375,728          $   1,796,836
 Transfer agent fees and expenses                                                               1,488                  1,488
 Distribution fees (Class II)                                                                  76,650                162,601
 Administrative reimbursements                                                                  9,326                 55,890
 Custodian fees                                                                                15,905                 23,121
 Professional fees                                                                             22,831                 25,741
 Printing expense                                                                              32,568                 37,460
 Fees and expenses of nonaffiliated trustees                                                      358                  2,122
 Miscellaneous                                                                                  4,297                 11,216
                                                                                           ----------          -------------
  Total expenses                                                                           $  539,151          $   2,116,475
                                                                                           ----------          -------------
  Net expenses                                                                             $  539,151          $   2,116,475
                                                                                           ----------          -------------
    Net investment income (loss)                                                           $1,378,675          $   3,340,489
                                                                                           ----------          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments                                                                              $1,885,132          $  13,226,255
  Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                                                --                 (4,974)
                                                                                           ----------          -------------
                                                                                           $1,885,132          $  13,221,281
                                                                                           ----------          -------------
 Change in net unrealized gain or loss from:
 Investments                                                                               $3,040,365          $ (21,031,810)
 Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                                                --                     --
                                                                                           ----------          -------------
                                                                                           $3,040,365          $ (21,031,810)
                                                                                           ----------          -------------
 Net gain (loss) on investments, futures contracts
  and foreign currency transactions                                                        $4,925,497          $  (7,810,529)
                                                                                           ==========          =============
 Net increase (decrease) in net assets resulting
  from operations                                                                          $6,304,172          $  (4,470,040)
                                                                                           ==========          =============

112  The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               Pioneer           Pioneer
    Pioneer           Pioneer           Pioneer             Pioneer            America            Money
 Equity Income        Balanced         High Yield      Strategic Income         Income           Market
 VCT Portfolio     VCT Portfolio     VCT Portfolio       VCT Portfolio      VCT Portfolio     VCT Portfolio

   Six Months        Six Months        Six Months         Six Months          Six Months       Six Months
     Ended             Ended             Ended               Ended              Ended             Ended
    6/30/05           6/30/05           6/30/05             6/30/05            6/30/05           6/30/05
 $  4,400,669      $    162,430      $     49,269        $         --         $       --        $     --
      161,165           422,917         3,537,094           1,651,584          1,092,755         549,941
          386               469            10,009               4,693                 --              --
 ------------      ------------      ------------        ------------         ----------        --------
 $  4,562,220      $    585,816      $  3,596,372        $  1,656,277         $1,092,755        $549,941
 ------------      ------------      ------------        ------------         ----------        --------
 $    964,185      $    145,895      $    366,819        $    166,734         $  127,417        $103,733
        1,488             1,488             1,488               1,488              1,488             744
      128,140            14,385            58,997              37,914             19,431              --
       28,591             9,326            11,597               9,326              9,326           9,325
       20,598             9,032            10,907              10,829             10,533          13,051
       20,550            25,085            23,945              24,818             24,876          18,952
       40,238            16,402            29,617              11,403              9,955           1,000
          115             1,018               841                 417                885             122
        8,196             3,482             6,168               3,213              3,808           3,138
 ------------      ------------      ------------        ------------         ----------        --------
 $  1,212,101      $    226,113      $    510,379        $    266,142         $  207,719        $150,065
 ------------      ------------      ------------        ------------         ----------        --------
 $  1,212,101      $    226,113      $    510,379        $    266,142         $  207,719        $150,065
 ------------      ------------      ------------        ------------         ----------        --------
 $  3,350,119      $    359,703      $  3,085,993        $  1,390,135         $  885,036        $399,876
 ------------      ------------      ------------        ------------         ----------        --------
 $  5,965,404      $    815,556      $  1,775,706        $    584,915         $       --        $     85
           --                --                --              99,257                 --              --
 ------------      ------------      ------------        ------------         ----------        --------
 $  5,965,404      $    815,556      $  1,775,706        $    684,172         $       --        $     85
 ------------      ------------      ------------        ------------         ----------        --------
 $ (3,267,633)     $ (1,174,355)     $ (5,649,019)       $ (1,256,663)        $   15,014        $     --
           --                --                --              55,806                 --              --
 ------------      ------------      ------------        ------------         ----------        --------
 $ (3,267,633)     $ (1,174,355)     $ (5,649,019)       $ (1,200,857)        $   15,014        $     --
 ------------      ------------      ------------        ------------         ----------        --------
 $  2,697,771      $   (358,799)     $ (3,873,313)       $   (516,685)        $   15,014        $     85
 ============      ============      ============        ============         ==========        ========
 $  6,047,890      $        904      $   (787,320)       $    873,450         $  900,050        $399,961
 ============      ============      ============        ============         ==========        ========

 The accompanying notes are an integral part of these financial statements.  113

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS 6/30/05
--------------------------------------------------------------------------------

                                                        Pioneer Emerging                         Pioneer
                                                     Markets VCT Portfolio                Europe VCT Portfolio

                                                 Six Months                          Six Months
                                                    Ended              Year              Ended              Year
                                                   6/30/05             Ended            6/30/05            Ended
                                                 (unaudited)         12/31/04         (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income (loss)                    $    316,844      $     322,489      $    183,592      $    118,530
Net realized gain (loss) on investments            4,084,076          5,573,183         1,292,788         1,154,559
Change in net unrealized gain or loss on
 investments, futures contracts and
 foreign currency transactions                    (2,360,033)            22,693        (1,738,518)        1,402,807
                                                ------------      -------------      ------------      ------------
  Net increase (decrease) in net assets
    resulting from operations                   $  2,040,887      $   5,918,365      $   (262,138)     $  2,675,896
                                                ------------      -------------      ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                        $    (50,778)     $     (65,091)     $    (58,420)     $    (65,951)
 Class II                                           (161,235)          (196,317)          (44,828)          (38,910)
Net realized gain
 Class I                                                  --                 --                --                --
 Class II                                                 --                 --                --                --
                                                ------------      -------------      ------------      ------------
  Total distributions to shareowners            $   (212,013)     $    (261,408)     $   (103,248)     $   (104,861)
                                                ------------      -------------      ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                $  6,887,498      $   9,587,268      $  2,080,270      $  3,890,105
Reinvestment of distributions                        210,764            259,912           103,248           104,862
Cost of shares repurchased                        (5,688,727)       (11,459,650)       (1,735,979)       (3,175,336)
                                                ------------      -------------      ------------      ------------
 Net increase (decrease) in net assets
  resulting from Fund share transactions        $  1,409,535      $  (1,612,470)     $    447,539      $    819,631
                                                ------------      -------------      ------------      ------------
 Net increase (decrease) in net assets          $  3,238,409      $   4,044,487      $     82,153      $  3,390,666
                                                ------------      -------------      ------------      ------------
NET ASSETS:
Beginning of period                             $ 38,980,205      $  34,935,718      $ 17,725,638      $ 14,334,972
                                                ------------      -------------      ------------      ------------
End of period                                   $ 42,218,614      $  38,980,205      $ 17,807,791      $ 17,725,638
                                                ============      =============      ============      ============
Undistributed net investment income (loss),
 end of period                                  $    149,711      $      44,879      $    183,525      $    103,181
                                                ============      =============      ============      ============

114  The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Pioneer International              Pioneer Small Cap Value               Pioneer Small Company
      Value VCT Portfolio                    VCT Portfolio                        VCT Portfolio

  Six Months                          Six Months                          Six Months
     Ended             Year              Ended              Year             Ended              Year
    6/30/05            Ended            6/30/05            Ended            6/30/05            Ended
  (unaudited)        12/31/04         (unaudited)         12/31/04        (unaudited)         12/31/04
 $    206,018      $     93,454      $     19,267      $    (55,495)     $     (9,927)     $    (46,684)
    1,633,721         2,810,326         1,078,261         1,744,190          (127,957)        2,015,360
   (2,849,014)        1,310,186          (444,288)        2,532,121          (312,888)         (384,806)
 ------------      ------------      ------------      ------------      ------------      ------------
 $ (1,009,275)     $  4,213,966      $    653,240      $  4,220,816      $   (450,772)     $  1,583,870
 ------------      ------------      ------------      ------------      ------------      ------------
 $    (31,154)     $   (113,573)     $         --      $         --      $         --      $         --
       (3,084)           (8,890)               --                --                --                --
           --                --          (593,880)               --          (336,596)               --
           --                --          (497,417)               --        (1,039,487)               --
 ------------      ------------      ------------      ------------      ------------      ------------
 $    (34,238)     $   (122,463)     $ (1,091,297)     $         --      $ (1,376,083)     $         --
 ------------      ------------      ------------      ------------      ------------      ------------
 $  1,350,733      $  4,380,480      $ 10,551,393      $ 14,302,057      $  1,284,843      $  4,450,765
       34,238           122,460         1,086,410                --         1,363,307                --
   (2,605,824)       (5,189,620)       (3,258,953)       (4,493,153)       (1,271,434)       (3,135,048)
 ------------      ------------      ------------      ------------      ------------      ------------
 $ (1,220,853)     $   (686,680)     $  8,378,850      $  9,808,904      $  1,376,716      $  1,315,717
 ------------      ------------      ------------      ------------      ------------      ------------
 $ (2,264,366)     $  3,404,823      $  7,940,793      $ 14,029,720      $   (450,139)     $  2,899,587
 ------------      ------------      ------------      ------------      ------------      ------------
 $ 26,992,333      $ 23,587,510      $ 28,838,019      $ 14,808,299      $ 13,870,116      $ 10,970,529
 ------------      ------------      ------------      ------------      ------------      ------------
 $ 24,727,967      $ 26,992,333      $ 36,778,812      $ 28,838,019      $ 13,419,977      $ 13,870,116
 ============      ============      ============      ============      ============      ============
 $    201,860      $     30,080      $     19,527      $        260      $     (9,927)     $         --
 ============      ============      ============      ============      ============      ============


  The accompanying notes are an integral part of these financial statements. 115

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS 6/30/05                          (continued)
--------------------------------------------------------------------------------

                                                              Pioneer Mid Cap                      Pioneer Growth
                                                            Value VCT Portfolio                 Shares VCT Portfolio

                                                       Six Months                           Six Months
                                                          Ended              Year              Ended              Year
                                                         6/30/05             Ended            6/30/05            Ended
                                                       (unaudited)         12/31/04         (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income (loss)                         $   1,517,879      $   2,164,987      $     40,360      $    271,723
Net realized gain (loss) on investments                 45,761,817         53,898,712         1,202,364         1,562,700
Change in net unrealized gain or loss on
 investments, futures contracts and
 foreign currency transactions                         (10,521,594)        70,310,429        (2,141,818)          618,844
                                                     -------------      -------------      ------------      ------------
  Net increase (decrease) in net assets
    resulting from operations                        $  36,758,102      $ 126,374,128      $   (899,094)     $  2,453,267
                                                     -------------      -------------      ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                             $    (980,182)     $    (711,725)     $   (221,887)     $         --
 Class II                                               (1,186,576)        (1,067,643)          (50,023)               --
Net realized gain
 Class I                                               (18,901,870)        (1,863,831)               --                --
 Class II                                              (33,992,323)        (3,740,321)               --                --
                                                     -------------      -------------      ------------      ------------
  Total distributions to shareowners                 $ (55,060,951)     $  (7,383,520)     $   (271,910)     $         --
                                                     -------------      -------------      ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                     $ 106,359,054      $ 331,791,818      $  1,335,660      $  5,638,676
Class I shares issued in reorganization                         --         49,670,328                --                --
Reinvestment of distributions                           55,060,951          7,383,520           271,910                --
Cost of shares repurchased                             (79,607,898)       (49,217,509)       (3,944,651)       (6,840,932)
                                                     -------------      -------------      ------------      ------------
 Net increase (decrease) in net assets resulting
  from Fund share transactions                       $  81,812,107      $ 339,628,157      $ (2,337,081)     $ (1,202,256)
                                                     -------------      -------------      ------------      ------------
 Net increase (decrease) in net assets               $  63,509,258      $ 458,618,765      $ (3,508,085)     $  1,251,011
                                                     -------------      -------------      ------------      ------------
NET ASSETS:
Beginning of period                                  $ 839,975,936      $ 381,357,171      $ 40,049,353      $ 38,798,342
                                                     -------------      -------------      ------------      ------------
End of period                                        $ 903,485,194      $ 839,975,936      $ 36,541,268      $ 40,049,353
                                                     =============      =============      ============      ============
Undistributed net investment income (loss),
 end of period                                       $   1,516,021      $   2,164,900      $     40,173      $    271,723
                                                     =============      =============      ============      ============

116  The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Pioneer Real Estate                     Pioneer Fund                         Pioneer Equity
      Shares VCT Portfolio                     VCT Portfolio                     Income VCT Portfolio

   Six Months                          Six Months                           Six Months
     Ended              Year              Ended              Year              Ended              Year
    6/30/05            Ended             6/30/05             Ended            6/30/05             Ended
  (unaudited)         12/31/04         (unaudited)         12/31/04         (unaudited)         12/31/04
 $   1,378,675     $   1,806,090     $   3,340,489      $   3,200,048      $   3,350,119     $   5,474,342
     1,885,132         7,508,438        13,221,281          1,084,379          5,965,404         2,001,864
     3,040,365        15,633,552       (21,031,810)        30,978,376         (3,267,633)       29,937,321
 -------------     -------------     -------------      -------------      -------------     -------------
 $   6,304,172     $  24,948,080     $  (4,470,040)     $  35,262,803      $   6,047,890     $  37,413,527
 -------------     -------------     -------------      -------------      -------------     -------------
 $    (488,135)    $    (707,216)    $  (2,640,280)     $  (1,685,576)     $  (2,137,713)    $  (3,809,792)
      (850,075)         (916,414)         (736,503)        (1,069,680)        (1,040,999)       (1,595,526)
    (1,168,583)         (493,376)               --                 --                 --                --
    (2,348,726)         (803,210)               --                 --                 --                --
 -------------     -------------     -------------      -------------      -------------     -------------
 $  (4,855,519)    $  (2,920,216)    $  (3,376,783)     $  (2,755,256)     $  (3,178,712)    $  (5,405,318)
 -------------     -------------     -------------      -------------      -------------     -------------
 $   9,387,520     $  20,027,996     $  23,980,979      $  60,072,885      $  55,925,809     $  63,295,941
            --                --                --        298,220,832                 --                --
     4,855,519         2,920,216         3,376,534          2,755,256          3,178,712         5,405,317
   (12,072,272)      (18,513,875)      (74,283,563)       (48,119,744)       (16,347,511)      (34,772,572)
 -------------     -------------     -------------      -------------      -------------     -------------
 $   2,170,767     $   4,434,337     $ (46,926,050)     $ 312,929,229      $  42,757,010     $  33,928,686
 -------------     -------------     -------------      -------------      -------------     -------------
 $   3,619,420     $  26,462,201     $ (54,772,873)     $ 345,436,776      $  45,626,188     $  65,936,895
 -------------     -------------     -------------      -------------      -------------     -------------
 $  98,246,168     $  71,783,967     $ 587,763,829      $ 242,327,053      $ 281,925,778     $ 215,988,883
 -------------     -------------     -------------      -------------      -------------     -------------
 $ 101,865,588     $  98,246,168     $ 532,990,956      $ 587,763,829      $ 327,551,966     $ 281,925,778
 =============     =============     =============      =============      =============     =============
 $     279,770     $     286,854     $     397,459      $     433,753      $   1,399,456     $   1,228,049
 =============     =============     =============      =============      =============     =============

  The accompanying notes are an integral part of these financial statements. 117

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS 6/30/05                          (continued)
--------------------------------------------------------------------------------

                                                           Pioneer                        Pioneer High Yield
                                                    Balanced VCT Portfolio                   VCT Portfolio

                                                 Six Months                          Six Months
                                                    Ended             Year              Ended               Year
                                                   6/30/05            Ended            6/30/05             Ended
                                                 (unaudited)        12/31/04         (unaudited)          12/31/04
FROM OPERATIONS:
Net investment income (loss)                    $    359,703      $    857,444      $   3,085,993      $   5,467,810
Net realized gain (loss) on investments              815,556         1,099,149          1,775,706          3,746,873
Change in net unrealized gain or loss on
 investments, futures contracts and
 foreign currency transactions                    (1,174,355)          127,896         (5,649,019)        (1,480,061)
                                                ------------      ------------      -------------      -------------
  Net increase (decrease) in net assets
    resulting from operations                   $        904      $  2,084,489      $    (787,320)     $   7,734,622
                                                ------------      ------------      -------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                        $   (275,659)     $   (789,468)     $  (1,828,371)     $  (3,715,003)
 Class II                                            (93,154)         (155,092)        (1,257,947)        (1,764,209)
Net realized gain
 Class I                                                  --                --         (2,147,727)          (265,040)
 Class II                                                 --                --         (1,587,624)          (135,300)
                                                ------------      ------------      -------------      -------------
  Total distributions to shareowners            $   (368,813)     $   (944,560)     $  (6,821,669)     $  (5,879,552)
                                                ------------      ------------      -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                $  3,105,397      $  8,978,890      $  23,842,024      $  75,619,514
Class I shares issued in reorganization                   --                --                 --                 --
Reinvestment of distributions                        368,809           944,549          6,787,550          5,846,576
Cost of shares repurchased                        (3,991,995)       (9,461,531)       (34,063,642)       (44,707,455)
                                                ------------      ------------      -------------      -------------
 Net increase (decrease) in net assets
  resulting from Fund share transactions        $   (517,789)     $    461,908      $  (3,434,068)     $  36,758,635
                                                ------------      ------------      -------------      -------------
 Net increase (decrease) in net assets          $   (885,698)     $  1,601,837      $ (11,043,057)     $  38,613,705
                                                ------------      ------------      -------------      -------------
NET ASSETS:
Beginning of period                             $ 45,764,210        44,162,373      $ 122,801,462      $  84,187,757
                                                ------------      ------------      -------------      -------------
End of period                                   $ 44,878,512      $ 45,764,210      $ 111,758,405      $ 122,801,462
                                                ============      ============      =============      =============
Undistributed net investment income (loss),
 end of period                                  $      5,299      $     14,409      $      42,581      $      42,906
                                                ============      ============      =============      =============

118 The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


        Pioneer Strategic                      Pioneer America                       Pioneer Money
       Income VCT Portfolio                 Income VCT Portfolio                  Market VCT Portfolio

   Six Months                           Six Months                            Six Months
     Ended              Year               Ended              Year              Ended              Year
    6/30/05             Ended             6/30/05             Ended            6/30/05             Ended
  (unaudited)         12/31/04          (unaudited)         12/31/04         (unaudited)         12/31/04
 $  1,390,135       $  1,817,102       $    885,036      $   1,625,595      $     399,876     $     205,313
      684,172          1,081,207                 --            206,989                 85                --
   (1,200,857)           767,697             15,014           (352,583)                --                --
 ------------       ------------       ------------      -------------      -------------     -------------
 $    873,450       $  3,666,006       $    900,050      $   1,480,001      $     399,961     $     205,313
 ------------       ------------       ------------      -------------      -------------     -------------
 $   (601,687)      $ (1,210,066)      $   (719,999)     $  (2,102,796)     $    (399,751)    $    (203,312)
     (834,415)          (733,628)          (342,895)          (401,489)                --                --
     (308,226)          (294,736)                --                 --                 --                --
     (487,951)          (171,204)                --                 --                 --                --
 ------------       ------------       ------------      -------------      -------------     -------------
 $ (2,232,279)      $ (2,409,634)      $ (1,062,894)     $  (2,504,285)     $    (399,751)    $    (203,312)
 ------------       ------------       ------------      -------------      -------------     -------------
 $ 12,178,985       $ 25,764,732       $  4,308,873      $  15,160,465      $  14,436,770     $  18,483,037
           --                 --                 --                 --                 --        21,976,837
    2,207,841          2,367,418          1,062,884          2,504,258            399,743           203,307
   (1,778,583)        (6,523,479)        (4,216,563)       (17,669,980)       (18,781,369)      (32,505,228)
 ------------       ------------       ------------      -------------      -------------     -------------
 $ 12,608,243       $ 21,608,671       $  1,155,194      $      (5,257)     $  (3,944,856)    $   8,157,953
 ------------       ------------       ------------      -------------      -------------     -------------
 $ 11,249,414       $ 22,865,043       $    992,350      $  (1,029,541)     $  (3,944,646)    $   8,159,954
 ------------       ------------       ------------      -------------      -------------     -------------
 $ 45,840,892       $ 22,975,849       $ 43,133,097      $  47,162,638      $  42,896,192     $  34,736,238
 ------------       ------------       ------------      -------------      -------------     -------------
 $ 57,090,306       $ 45,840,892       $ 44,125,447      $  46,133,097      $  38,951,546     $  42,896,192
 ============       ============       ============      =============      =============     =============
 $    265,574       $    311,542       $   (442,685)     $    (264,827)     $       2,126     $          --
 ============       ============       ============      =============      =============     =============


 The accompanying notes are an integral part of these financial statements.  119

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Variable Contracts Trust (the Trust) is a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty eight separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer Papp America-Pacific Rim VCT Portfolio (Papp America-Pacific Rim
       Portfolio) (Class II shares only)
   Pioneer Papp Small and Mid Cap Growth VCT Portfolio (Papp Small and Mid Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial statements of Value Portfolio, Papp America- Pacific Rim Portfolio, Papp Small and Mid Cap Growth Portfolio, Oak Ridge Large Cap Growth Portfolio, Growth Opportunities Portfolio, Small Cap Value II Portfolio, Bond Portfolio, Cullen Value Portfolio, Equity Opportunity Portfolio, Global High Yield Portfolio, Ibbotson Aggressive Allocation Portfolio, Ibbotson Moderate Allocation Portfolio and Ibbotson Growth Allocation Portfolio and the Class II financial highlights of all the Portfolios are presented in separate books.

The investment objective of Emerging Markets Portfolio, Europe Portfolio, International Value Portfolio and Equity Opportunity Portfolio is to seek long-term capital growth. Small Company Portfolio, Small Cap Value Portfolio, Mid-Cap Value Portfolio, Growth Shares Portfolio seek capital appreciation. Real Estate Shares Portfolio pursues long-term capital growth, with current income as a secondary objective. Fund Portfolio seeks reasonable income and growth of capital. Equity Income Portfolio seek current income and long-term capital growth. Balanced Portfolio's investment objectives are capital growth and current income. High Yield Portfolio and Global High Yield Portfolio seek to maximize total return through a combination of income and capital appreciation. Strategic Income Portfolio seeks to produce a high level of current income. America Income Portfolio seeks a high level of current income as consistent with preservation of capital. Money Market Portfolio invests for current income consistent with preserving capital and providing liquidity.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to,

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the Portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares is based on the last sale price on the principal exchange where they traded.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   The Portfolios also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange.

   At June 30, 2005, there were no fair valued securities except as follows. All securities that trade in foreign markets whose closing prices are as of times prior to the close of the NYSE and that are held by Emerging Markets Portfolio, Europe Portfolio and International Value Portfolio are fair valued using vendor-supplied pricing updates for each security to the time of the close of the NYSE. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Portfolios determine their net asset values. Consequently, the Board of Trustees of the Trust has determined that the use of daily fair valuations as provided by a pricing service is appropriate for these Portfolios. The Portfolios may also take into consideration other significant events in determining the fair value of these securities. Thus, a Portfolio's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments and securities held by any Portfolio are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Discounts and premiums on fixed income securities are accreted and amortized, respectively, on a yield-to-maturity basis and are included in interest income. Dividend and interest income from foreign securities are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses from sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

   Because Real Estate Shares Portfolio invests a substantial portion of its assets in real estate investment trusts (REITs), the Portfolio may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and return of capital distributions may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

   Emerging Markets, International Value and Europe Portfolios' investments in emerging markets or countries with limited or developing markets may

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

   subject these Portfolios to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Portfolios' investments and income generated by these investments, as well as the Portfolios' ability to repatriate such amounts.

   High Yield and Strategic Income Portfolios invest in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

   Small capitalization stocks, while offering the potential for higher returns, such as those in the Small Company and Small Cap Value Portfolios may be subject to greater short-term price fluctuations than securities of larger companies.

B. Futures Contracts

   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk such as the changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolios' hedging and trading strategies and potentially result in a loss. As of June 30, 2005, open contracts are shown in the table below.

C. Foreign Currency Translation

   The books and records of the Portfolios are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

-----------------------------------------------------------------------------------------------------------------
                                                   Number of
                                                   Contracts        Settlement                        Unrealized
Portfolio                           Type         Long/(Short)          Month         Market Value     Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------
 Small Cap Value Portfolio     Russell 2000           5          September 2005     $1,607,750       $55,090
-----------------------------------------------------------------------------------------------------------------

D. Forward Foreign Currency Contracts

   Certain Portfolios are authorized to enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolios record realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).

E. Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   In addition to the requirements of the Internal Revenue Code, the Portfolios may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended June 30, 2005, no such taxes were paid. In determining the daily net asset value, the Portfolios estimate the reserve for such taxes, if any, associated with investments in certain countries. Any estimated reserve for taxes on capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. Any estimated reserve for taxes on repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of June 30, 2005, the Portfolios had no reserves related to taxes on capital gains, except that Emerging Markets Portfolio, which had a reserve of $41,230 for the taxes on the repatriation of foreign currencies.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   A portion of the dividend income recorded by Real Estate Shares Portfolio is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Trust as a reduction of the cost basis of the securities held, and those determined to be capital gains are reflected as such in the Statement of Operations.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2004, certain Portfolios had capital loss carryforwards as follows:

-------------------------------------------------------------------------------------------------------
Fiscal         Emerging                            International         Mid Cap            Growth
Year            Markets            Europe              Value              Value             Shares
Ending         Portfolio          Portfolio          Portfolio          Portfolio         Portfolio
-------------------------------------------------------------------------------------------------------
 2004         $        --        $        --        $        --        $       --        $        --
 2005         $        --        $        --        $        --        $       --        $        --
 2006         $        --        $        --        $        --        $       --        $        --
 2007         $        --        $        --        $        --        $       --        $        --
 2008         $        --        $        --        $        --        $       --        $ 2,404,543
 2009         $   864,104        $ 4,296,563        $ 6,653,888        $3,451,474        $ 9,820,202
 2010         $ 1,176,783        $ 1,896,288        $ 5,309,516        $2,529,788        $19,245,183
 2011         $        --        $   783,043        $ 2,130,998        $       --        $ 7,319,241
 2012         $        --        $        --        $        --        $       --        $        --
              -----------        -----------        -----------        ----------        -----------
 Total        $ 2,040,887        $ 6,975,894        $14,094,402        $5,981,262        $38,789,169
              ===========        ===========        ===========        ==========        ===========

 Fiscal                           Equity                                America            Money
 Year           Fund              Income            Balanced            Income             Market
 Ending       Portfolio          Portfolio          Portfolio          Portfolio         Portfolio
-------------------------------------------------------------------------------------------------------
 2004         $        --        $        --        $        --        $       --        $        --
 2005         $        --        $        --        $        --        $       --        $        --
 2006         $        --        $        --        $        --        $       --        $        --
 2007         $        --        $        --        $        --        $       --        $        --
 2008         $        --        $        --        $        --        $  382,424        $        --
 2009         $20,833,698        $ 3,961,413                 --        $       --        $        --
 2010         $35,500,430        $ 6,407,206        $ 2,571,211        $       --        $     2,813
 2011         $13,017,527        $ 2,677,654        $ 2,590,145        $  435,523        $        --
 2012         $        --        $        --        $        --        $  171,643        $       246
              -----------        -----------        -----------        ----------        -----------
 Total        $69,351,655        $13,046,273        $ 5,161,356        $  989,590        $     3,059
              ===========        ===========        ===========        ==========        ===========
-------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

   The following Portfolios elected to defer capital and/or currency losses recognized between November 1, 2004 and December 31, 2004 to their fiscal year ending December 31, 2005.

Portfolio                                 Capital Losses     Currency Losses
--------------------------------------------------------------------------------
 Growth Shares Portfolio                     $389,332           $     --
 Fund Portfolio                              $ 23,515           $     --
 Equity Income Portfolio                     $229,369           $     --
 Balanced Portfolio                          $ 90,101           $     --
 America Income Portfolio                    $ 47,565           $     --
--------------------------------------------------------------------------------

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2004, and the distributions paid during the year ended December 31, 2004 on a tax basis. The tax character of current year distributions will be determined at the end of the current fiscal year.

----------------------------------------------------------------------------------------
                                                Pioneer
                                                Emerging                    Pioneer
                                                Markets                     Europe
                                             VCT Portfolio               VCT Portfolio
                                                  2004                       2004
----------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                             $    261,408                 $   104,861
 Long-Term capital gain                                --                          --
                                             -------------------------------------------
                                             $    261,408                 $   104,861
 Return of Capital                                     --                          --
                                             -------------------------------------------
  Total distributions                        $    261,408                 $   104,861
                                             -------------------------------------------
 Distributable Earnings
  (Accumulated Losses):
   Undistributed ordinary income             $    211,876                 $   103,181
 Undistributed long-term gain/(Capital
  loss carryforward)                           (2,040,887)                 (6,975,894)
 Unrealized appreciation (depreciation)        10,207,117                   3,545,888
                                             -------------------------------------------
  Total                                      $  8,378,106                 $(3,326,825)
                                             ===========================================

                                                Pioneer                    Pioneer
                                             International                Small Cap
                                                 Value                      Value
                                             VCT Portfolio              VCT Portfolio
                                                  2004                       2004
---------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                             $    122,463                 $        --
 Long-Term capital gain                                --                          --
                                              ------------------------------------------
                                             $    122,463                 $        --
 Return of Capital                                     --                          --
                                              ------------------------------------------
  Total distributions                        $    122,463                 $        --
                                              ------------------------------------------
 Distributable Earnings
  (Accumulated Losses):
   Undistributed ordinary income             $     34,169                 $        --
 Undistributed long-term gain/(Capital
  loss carryforward)                          (14,094,402)                  1,086,729
 Unrealized appreciation (depreciation)         6,132,054                   4,761,280
                                              ------------------------------------------
  Total                                      $ (7,928,179)                $ 5,848,009
                                              ==========================================
----------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
                                                          Pioneer                  Pioneer
                                                           Small                   Mid Cap
                                                          Company                   Value
                                                       VCT Portfolio            VCT Portfolio
                                                           2004                     2004
-------------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                       $         --               $  3,095,474
 Long-Term capital gain                                          --                  4,288,046
                                                       ------------------------------------------
                                                       $         --               $  7,383,520
 Return of Capital                                               --                         --
                                                       ------------------------------------------
  Total distributions                                  $         --               $  7,383,520
                                                       ------------------------------------------
 Distributable Earnings
  (Accumulated Losses):
  Undistributed ordinary income                        $         --               $  6,505,614
 Capital loss carryforward from merger--                         --                 48,549,164
 Undistributed long-term gain/(Capital
  loss carryforward)                                      1,364,989                 (5,981,262)
 Unrealized appreciation (depreciation)                     850,428                143,022,546
                                                       ------------------------------------------
  Total                                                $  2,215,417               $192,096,062
                                                       ==========================================
                                                         Pioneer                   Pioneer
                                                          Growth                 Real Estate
                                                          Shares                    Shares
                                                       VCT Portfolio            VCT Portfolio
                                                           2004                      2004
-------------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                       $         --               $  2,449,917
 Long-Term capital gain                                          --                    470,299
                                                        ------------------------------------------
                                                       $         --               $  2,920,216
 Return of Capital                                               --                         --
                                                        ------------------------------------------
  Total distributions                                  $         --               $  2,920,216
                                                        ------------------------------------------
 Distributable Earnings
  (Accumulated Losses):
  Undistributed ordinary income                        $    271,723               $         --
 Undistributed long-term gain/(Capital
  loss carryforward)                                    (38,789,169)                 3,564,562
 Post-October loss deferred/REIT Dividend Payable          (389,332)                   286,854
 Unrealized appreciation (depreciation)                   2,318,941                 32,043,692
                                                        ------------------------------------------
  Total                                                $(36,587,837)              $ 35,895,108
                                                        ==========================================
                                                                                     Pioneer
                                                          Pioneer                    Equity
                                                            Fund                     Income
                                                        VCT Portfolio            VCT Portfolio
                                                            2004                      2004
-------------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                       $  2,755,256               $  5,405,318
 Long-Term capital gain                                          --                         --
                                                        ------------------------------------------
                                                       $  2,755,256               $  5,405,318
 Return of Capital                                               --                         --
                                                        ------------------------------------------
  Total distributions                                  $  2,755,256               $  5,405,318
                                                        ------------------------------------------
 Distributable Earnings
  (Accumulated Losses):
  Undistributed ordinary income                        $    433,753               $         --
 Undistributed long-term gain/(Capital
  loss carryforward)                                    (69,351,655)               (13,046,273)
 Post-October loss deferred                                 (23,515)                  (229,369)
 Unrealized appreciation (depreciation)                 120,852,432                 66,353,726
                                                        ------------------------------------------
  Total                                                $ 51,911,015               $ 53,078,084
                                                       ==========================================
-------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                              Pioneer                    Pioneer
                                              Balanced                 High Yield
                                           VCT Portfolio              VCT Portfolio
                                                2004                      2004
--------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                            $  944,560                 $5,479,212
 Long-Term capital gain                             --                    400,340
                                            ------------------------------------------
                                            $  944,560                 $5,879,552
 Return of Capital                                  --                         --
                                            ------------------------------------------
  Total distributions                       $  944,560                 $5,879,552
                                            ------------------------------------------
 Distributable Earnings
  (Accumulated Losses):
  Undistributed ordinary income             $   13,132                  $ 613,388
 Undistributed long-term gain/(Capital
  loss carryforward)                        (5,161,356)                 3,164,280
 Post-October loss deferred                    (90,901)                        --
 Unrealized appreciation (depreciation)      4,602,061                  5,330,309
                                            ------------------------------------------
  Total                                     $ (637,064)                 $9,107,977
                                            ==========================================
                                                                         Pioneer
                                              Pioneer                    America
                                          Strategic Income                Income
                                           VCT Portfolio              VCT Portfolio
                                                2004                       2004
--------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                            $2,196,847                  $2,504,285
 Long-Term capital gain/(Capital
  loss carryforward)                           212,787                         --
                                            ------------------------------------------
                                            $2,409,634                  $2,504,285
 Return of Capital                                  --                         --
                                            ------------------------------------------
  Total distributions                       $2,409,634                  $2,504,285
                                            ------------------------------------------
 Distributable Earnings
  (Accumulated Losses):
  Undistributed ordinary income             $  218,814                  $      --
 Undistributed long-term gain/(Capital
  loss carryforward)                           773,272                   (989,590)
 Post-October loss deferred                         --                    (47,565)
 Unrealized appreciation (depreciation)      2,976,566                    624,087
                                            ------------------------------------------
  Total                                     $3,968,652                  $(413,068)
                                            ==========================================
                                              Pioneer
                                            Money Market
                                           VCT Portfolio
                                                2004
-------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                            $  203,312
 Long-Term capital gain/Capital
  loss carryforward                                 --
                                            -----------------------
                                            $  203,312
 Return of Capital                                  --
                                            -----------------------
  Total distributions                       $  203,312
                                            -----------------------
 Distributable Earnings
  (Accumulated Losses):
  Undistributed ordinary income             $    2,001
 Undistributed long-term gain/(Capital
  loss carryforward)                            (3,059)
 Unrealized appreciation (depreciation)             --
                                            -----------------------
  Total                                     $   (1,058)
                                            =======================
--------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* Included in the Portfolio's distributions from 2003 ordinary income is $192,564 in excess of investment company taxable income, which, in accordance with U.S. tax law, is taxable to shareowners as ordinary income distributions.

For the fiscal year ending December 31, 2004, Emerging Markets Portfolio has elected to pass through foreign tax credits of $325,677.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, the recognition of unrealized gains or losses on certain futures contracts and the tax treatment of premium amortization.

F. Portfolio Shares

   The Portfolios record sales and repurchases of their shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
   (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $525,089 in commissions on the sale of Trust shares for the six months ended June 30, 2005.

   Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of share based on their respective percentage of the adjusted net assets at the beginning of the day. High Yield, Strategic Income, America Income and Money Market Portfolios declare as daily dividends substantially all of their respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

G. Securities Lending

   The Portfolios lend securities in their portfolios to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolios also continue to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Portfolios. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolios have the right under the lending agreements to recover the securities on loan from the borrower on demand. The Portfolios invest cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Portfolios' custodian.

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolios, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreements at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

                                                                             127
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Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Portfolios. Management fees are calculated daily at the following annual rates:

--------------------------------------------------------------------------------
                                                  Management Fee as a Percentage
                                                   of each Portfolio's Average
Portfolio                                                Daily Net Assets
--------------------------------------------------------------------------------
 Emerging Markets Portfolio                                    1.15%
 Europe Portfolio                                              1.00%
 International Value Portfolio                                 1.00%
 Small Cap Value Portfolio                                     0.75%
 Small Company Portfolio                                       0.75%
 Mid Cap Value Portfolio                                       0.65%
 Growth Shares Portfolio                                       0.70%
 Real Estate Shares Portfolio                                  0.80%
 Fund Portfolio                                                0.65%
 Equity Income Portfolio                                       0.65%
 Balanced Portfolio                                            0.65%
 High Yield Portfolio                                          0.65%
 Strategic Income Portfolio                                    0.65%
 America Income Portfolio                                      0.55%
 Money Market Portfolio                                        0.50%
--------------------------------------------------------------------------------

PIM has agreed not to impose a portion of its management fees and to assume other operating expenses for certain Portfolios through May 1, 2006 to the extent necessary to limit expenses of Class I shares (Class II shares in the case of High Yield and Value Portfolios) to the following percentages of the Portfolios' average daily net assets attributable to Class I shares:

--------------------------------------------------------------------------------
                                              Expense Limitation as a Percentage
                                                 of each Portfolio's Average
Portfolio                                              Daily Net Assets
--------------------------------------------------------------------------------
 Emerging Markets Portfolio                                  1.75%
 Europe Portfolio                                            1.50%
 Small Cap Value Portfolio                                   1.25%
 Small Company Portfolio                                     1.25%
 Strategic Income Portfolio                                  1.25%
--------------------------------------------------------------------------------

The portion of the Portfolios' expenses attributable to Class II (or Class I for shares in the case of High Yield Portfolio) will be reduced only to the extent such expenses are reduced for Class I shares (or Class II shares).


128
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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolios. At June 30, 2005, the following amounts were payable to PIM related to management fees, administrative fees and certain other services and are included in due to affiliates:

--------------------------------------------------------------------------------
Portfolio                                                         Amount
--------------------------------------------------------------------------------
 Emerging Markets Portfolio                                     $1,398
 Europe Portfolio                                                  425
 International Value Portfolio                                     757
 Small Cap Value Portfolio                                         787
 Small Company Portfolio                                           244
 Mid Cap Value Portfolio                                        17,057
 Growth Shares Portfolio                                           781
 Real Estate Shares Portfolio                                    2,301
 Fund Portfolio                                                  9,744
 Equity Income Portfolio                                         6,229
 Balanced Portfolio                                                875
 High Yield Portfolio                                            2,084
 Strategic Income Portfolio                                      1,083
 America Income Portfolio                                          781
 Money Market Portfolio                                            609
--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. The following amounts of transfer agent fees payable to PIMSS are included in due to affiliates at June 30, 2005:

--------------------------------------------------------------------------------
Portfolio                                                         Amount
--------------------------------------------------------------------------------
 Emerging Markets Portfolio                                      $509
 Europe Portfolio                                                 508
 International Value Portfolio                                    509
 Small Cap Value Portfolio                                        505
 Small Company Portfolio                                          506
 Mid Cap Value Portfolio                                          758
 Growth Shares Portfolio                                          509
 Real Estate Shares Portfolio                                     508
 Fund Portfolio                                                   507
 Equity Income Portfolio                                          509
 Balanced Portfolio                                               510
 High Yield Portfolio                                             505
 Strategic Income Portfolio                                       509
 America Income Portfolio                                         509
 Money Market Portfolio                                           254
--------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

4. Distribution Plans

The Portfolios have adopted plans of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plans, each Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with each Portfolio's Class II shares. The following amounts of distribution fees payable to PFD are included in due to affiliates at June 30, 2005:

--------------------------------------------------------------------------------
Portfolio                                                        Amount
--------------------------------------------------------------------------------
 Emerging Markets Portfolio                                     $ 227
 Europe Portfolio                                                  62
 International Value Portfolio                                     33
 Small Cap Value Portfolio                                        108
 Small Company Portfolio                                        2,308
 Mid Cap Value Portfolio                                        3,990
 Growth Shares Portfolio                                           56
 Real Estate Shares Portfolio                                     465
 Fund Portfolio                                                   915
 Equity Income Portfolio                                          788
 Balanced Portfolio                                                87
 High Yield Portfolio                                             323
 Strategic Income Portfolio                                       238
 America Income Portfolio                                         117
--------------------------------------------------------------------------------

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

------------------------------------------------------------------------------------------------------------
                                                         Gross             Gross         Net Appreciation/
Portfolio                             Tax Cost       Appreciation      Depreciation       (Depreciation)
------------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio         $ 34,905,128     $  8,456,339     $    (568,409)       $  7,887,930
 Europe Portfolio                   $ 15,546,999     $  1,939,775     $    (131,104)       $  1,808,671
 International Value Portfolio      $ 22,305,068     $  3,629,029     $    (336,169)       $  3,292,860
 Small Cap Value Portfolio          $ 32,902,031     $  5,703,044     $  (1,407,977)       $  4,295,067
 Small Company Portfolio            $ 13,913,382     $  1,208,630     $    (671,091)       $    537,539
 Mid Cap Value Portfolio            $920,210,828     $143,180,509     $ (10,679,557)       $132,500,952
 Growth Shares Portfolio            $ 37,699,522     $  1,665,116     $  (1,487,993)       $    177,123
 Real Estate Shares Portfolio       $ 86,729,006     $ 35,131,546     $          --        $ 35,131,546
 Fund Portfolio                     $432,338,214     $120,160,272     $ (20,336,650)       $ 99,823,622
 Equity Income Portfolio            $270,094,757     $ 68,821,554     $  (5,735,461)       $ 63,086,093
 Balanced Portfolio                 $ 41,335,531     $  4,602,009     $  (1,174,303)       $  3,427,706
 High Yield Portfolio               $114,630,279     $  3,111,086     $  (3,429,795)       $   (318,709)
 Strategic Income Portfolio         $ 53,963,177     $  2,005,875     $    (195,435)       $  1,810,440
 America Income Portfolio           $ 45,312,931     $    771,671     $    (132,570)       $    639,101
 Money Market Portfolio             $ 38,973,883     $         --     $          --        $         --
------------------------------------------------------------------------------------------------------------

130
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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2005, were as follows:

--------------------------------------------------------------------------------
Portfolio                                         Purchases          Sales
--------------------------------------------------------------------------------
 Emerging Markets Portfolio                     $ 19,783,177     $ 18,359,069
 Europe Portfolio                                  6,338,998        6,088,568
 International Value Portfolio                    13,030,416       14,299,558
 Small Cap Value Portfolio                         7,751,722        4,593,649
 Small Company Portfolio                           4,907,059        5,164,631
 Mid Cap Value Portfolio                         268,454,902      244,131,823
 Growth Shares Portfolio                          16,141,361       19,103,736
 Real Estate Shares Portfolio                      5,564,970        6,602,925
 Fund Portfolio                                   60,619,869      103,002,160
 Equity Income Portfolio                          68,917,854       24,677,663
 Balanced Portfolio                                5,278,367        5,839,212
 High Yield Portfolio                             23,783,023       38,454,884
 Strategic Income Portfolio                       13,745,048        8,655,996
 America Income Portfolio                                 --               --
 Money Market Portfolio                          461,380,939      465,485,558
--------------------------------------------------------------------------------

The cost of purchases and the proceeds from sales of U.S. Government obligations for the six months ended June 30, 2005, were as follows:

--------------------------------------------------------------------------------
Portfolio                                          Purchases         Sales
--------------------------------------------------------------------------------
 Balanced Portfolio                               $1,561,668      $1,207,323
 Strategic Income Portfolio                        8,874,563       2,644,466
 America Income Portfolio                          5,599,098       4,126,863
 Money Market Portfolio                                   --              --
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

7. Capital Shares

At June 30, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2005 and the fiscal year ended December 31, 2004:

---------------------------------------------------------------------------------------------
                                    '05 Shares    '05 Amount
                                   (unaudited)    (unaudited)    '04 Shares      '04 Amount
---------------------------------------------------------------------------------------------
 Emerging Markets Portfolio
 CLASS I:
 Shares sold                           21,854    $    459,899       72,945     $  1,305,983
 Reinvestment of distributions          2,300          49,529        3,952           63,595
 Shares repurchased                   (37,031)       (774,914)    (138,809)      (2,377,707)
                                     --------------------------------------------------------
   Net increase (decrease)            (12,877)   $   (265,486)     (61,912)    $ (1,008,129)
                                     ========================================================
 CLASS II:
 Shares sold                          305,893    $  6,427,599      468,119     $  8,281,285
 Reinvestment of distributions          7,548         161,235       12,278          196,317
 Shares repurchased                  (236,423)     (4,913,813)    (524,708)      (9,081,943)
                                     --------------------------------------------------------
   Net increase (decrease)             77,018    $  1,675,021      (44,311)    $   (604,341)
                                     ========================================================
 Europe Portfolio
 CLASS I:
 Shares sold                           18,811    $    199,671       43,531     $    395,370
 Reinvestment of distributions          5,590          58,420        7,232           65,952
 Shares repurchased                   (77,964)       (833,429)    (190,688)      (1,758,638)
                                     --------------------------------------------------------
   Net increase (decrease)            (53,563)   $   (575,338)    (139,925)    $ (1,297,316)
                                     ========================================================
 CLASS II:
 Shares sold                          179,362    $  1,880,599      374,441     $  3,494,736
 Reinvestment of distributions          4,369          44,828        4,343           38,910
 Shares repurchased                   (86,536)       (902,550)    (151,264)      (1,416,699)
                                     --------------------------------------------------------
   Net increase (decrease)             97,195    $  1,022,877      227,520     $  2,116,947
                                     ========================================================
 International Value Portfolio:
 CLASS I:
 Shares sold                           30,107    $    350,932      125,954     $  1,319,269
 Reinvestment of distributions          2,721          31,154       10,994          113,572
 Shares repurchased                  (208,221)     (2,433,250)    (449,994)      (4,643,483)
                                     --------------------------------------------------------
   Net increase (decrease)           (175,393)   $ (2,051,164)    (313,046)    $ (3,210,642)
                                     ========================================================
 CLASS II:
 Shares sold                           85,781    $    999,801      294,244     $  3,061,211
 Reinvestment of distributions            270           3,084          862            8,888
 Shares repurchased                   (14,702)       (172,574)     (53,626)        (546,137)
                                     --------------------------------------------------------
   Net increase (decrease)             71,349    $    830,311      241,480     $  2,523,962
                                     ========================================================
 Small Cap Value Portfolio
 CLASS I:
 Shares sold                          361,402    $  5,301,386      510,952     $  6,774,823
 Reinvestment of distributions         40,427         589,019           --               --
 Shares repurchased                  (177,578)     (2,570,590)    (277,189)      (3,672,701)
                                     --------------------------------------------------------
   Net increase (decrease)            224,251    $  3,319,815      233,763     $  3,102,122
                                     ========================================================
 CLASS II:
 Shares sold                          360,679    $  5,250,007      566,136     $  7,527,234
 Reinvestment of distributions         34,350         497,391           --               --
 Shares repurchased                   (47,609)       (688,363)     (61,897)        (820,452)
                                     --------------------------------------------------------
   Net increase (decrease)            347,420    $  5,059,035      504,239     $  6,706,782
                                     ========================================================
---------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                       '
                                              '05 Shares      '05 Amount
                                             (unaudited)      (unaudited)      '04 Shares        '04 Amount
-------------------------------------------------------------------------------------------------------------
 Small Company Portfolio
 CLASS I:
 Shares sold                                      15,334    $     186,274          56,890     $     670,369
 Reinvestment of distributions                    28,887          323,820              --                --
 Shares repurchased                              (41,394)        (508,999)       (103,931)       (1,215,329)
                                              ---------------------------------------------------------------
  Net increase (decrease)                          2,827    $       1,095         (47,041)    $    (544,960)
                                              ===============================================================
 CLASS II:
 Shares sold                                      90,132    $   1,098,569         320,212     $   3,780,396
 Reinvestment of distributions                    93,901        1,039,487              --                --
 Shares repurchased                              (63,797)        (762,435)       (160,864)       (1,919,719)
                                              ---------------------------------------------------------------
  Net increase (decrease)                        120,236    $   1,375,621         159,348     $   1,860,677
                                              ===============================================================
 Mid Cap Value Portfolio
 CLASS I:
 Shares sold                                   1,471,944    $  36,359,356       3,133,632     $  68,612,090
 Class I shares issued in reorganization              --               --       2,087,866        49,670,328
 Reinvestment of distributions                   821,233       19,882,052         117,982         2,575,556
 Shares repurchased                           (1,057,623)     (26,040,234)     (1,365,569)      (29,591,496)
                                              ---------------------------------------------------------------
  Net increase (decrease)                      1,235,554    $  32,201,174       3,973,911     $  91,266,478
                                              ===============================================================
 CLASS II:
 Shares sold                                   2,866,070    $  69,999,698      12,236,512     $ 263,179,728
 Reinvestment of distributions                 1,468,234       35,178,899         221,974         4,807,964
 Shares repurchased                           (2,203,219)     (53,567,664)       (881,455)      (19,626,013)
                                              ---------------------------------------------------------------
  Net increase (decrease)                      2,131,085    $  51,610,933      11,577,031     $ 248,361,679
                                              ===============================================================
 Growth Shares Portfolio
 CLASS I:
 Shares sold                                      21,290    $     269,594          66,360     $     806,587
 Reinvestment of distributions                    17,362          221,887              --                --
 Shares repurchased                             (271,806)      (3,456,905)       (515,053)       (6,176,527)
                                              ---------------------------------------------------------------
  Net increase (decrease)                       (233,154)   $   2,965,424        (448,693)    $  (5,369,940)
                                              ===============================================================
 CLASS II:
 Shares sold                                      84,954    $   1,066,066         406,516     $   4,832,089
 Reinvestment of distributions                     3,964           50,023              --                --
 Shares repurchased                              (38,869)        (487,746)        (56,565)         (664,405)
                                              ---------------------------------------------------------------
  Net increase (decrease)                         50,049    $     628,343         349,951     $   4,167,684
                                              ===============================================================
 Real Estate Shares Portfolio
 CLASS I:
 Shares sold                                      31,427    $     750,133         151,466     $   3,192,487
 Reinvestment of distributions                    68,403        1,656,718          56,986         1,200,592
 Shares repurchased                             (230,942)      (5,395,622)       (425,846)       (8,497,885)
                                              ---------------------------------------------------------------
  Net increase (decrease)                       (131,112)   $  (2,988,771)       (217,394)    $  (4,104,806)
                                              ===============================================================
 CLASS II:
 Shares sold                                     369,033    $   8,637,387         820,863     $  16,835,509
 Reinvestment of distributions                   132,001        3,198,801          81,377         1,719,624
 Shares repurchased                             (286,633)      (6,676,650)       (505,041)      (10,015,990)
                                              ---------------------------------------------------------------
  Net increase (decrease)                        214,401    $   5,159,538         397,199     $   8,539,143
                                              ===============================================================
-------------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                              '05 Shares      '05 Amount
                                             (unaudited)      (unaudited)      '04 Shares        '04 Amount
-------------------------------------------------------------------------------------------------------------
 Fund Portfolio
 CLASS I:
 Shares sold                                     334,546    $   6,811,410         451,723     $   8,690,214
 Class I shares issued in reorganization              --               --      14,822,109       298,220,832
 Reinvestment of distributions                   130,147        2,640,280          87,609         1,685,576
 Shares repurchased                           (2,818,386)     (57,044,186)     (1,561,121)      (29,970,569)
                                              ---------------------------------------------------------------
  Net increase (decrease)                     (2,353,693)   $ (47,592,496)     13,800,320     $ 278,626,053
                                              ===============================================================
 CLASS II:
 Shares sold                                     851,031    $  17,169,569       2,721,468     $  51,382,671
 Reinvestment of distributions                    36,380          736,254          55,486         1,069,680
 Shares repurchased                             (854,451)     (17,239,377)       (952,397)      (18,149,175)
                                              ---------------------------------------------------------------
  Net increase (decrease)                         32,960    $     666,446       1,824,557     $  34,303,176
                                              ===============================================================
 Equity Income Portfolio
 CLASS I:
 Shares sold                                   1,632,023    $  33,558,634       1,757,096     $  33,474,454
 Reinvestment of distributions                   103,814        2,137,713         198,654         3,809,791
 Shares repurchased                             (635,606)     (13,043,210)     (1,411,407)      (26,451,072)
                                              ---------------------------------------------------------------
  Net increase (decrease)                      1,100,231    $  22,653,137         544,343     $  10,833,173
                                              ===============================================================
 CLASS II:
 Shares sold                                   1,081,873    $  22,367,175       1,571,139     $  29,821,487
 Reinvestment of distributions                    50,295        1,040,999          82,473         1,595,526
 Shares repurchased                             (158,972)      (3,304,301)       (442,520)       (8,231,500)
                                              ---------------------------------------------------------------
  Net increase (decrease)                        973,196    $  20,103,873       1,211,092     $  23,095,513
                                              ===============================================================
 Balanced Portfolio
 CLASS I:
 Shares sold                                      28,236    $     403,907          78,321     $   1,113,192
 Reinvestment of distributions                    19,335          275,659          55,609           789,468
 Shares repurchased                             (254,960)      (3,646,322)       (586,843)       (8,291,593)
                                              ---------------------------------------------------------------
  Net increase (decrease)                       (207,389)   $  (2,966,756)       (452,913)    $  (6,388,933)
                                              ===============================================================
 CLASS II:
 Shares sold                                     189,135    $   2,701,490         557,386     $   7,865,698
 Reinvestment of distributions                     6,548           93,150          10,920           155,081
 Shares repurchased                              (24,254)        (345,673)        (83,119)       (1,169,938)
                                              ---------------------------------------------------------------
  Net increase (decrease)                        171,429    $   2,448,967         485,187     $   6,850,841
                                              ===============================================================
 High Yield Portfolio
 CLASS I:
 Shares sold                                   1,068,551    $  12,094,305       2,699,382     $  30,852,667
 Reinvestment of distributions                   356,883        3,942,019         346,267         3,947,046
 Shares repurchased                           (1,619,249)     (18,400,833)     (2,787,689)      (31,727,505)
                                              ---------------------------------------------------------------
  Net increase (decrease)                       (193,815)   $  (2,364,509)        257,960     $   3,072,208
                                              ===============================================================
 CLASS II:
 Shares sold                                   1,044,029    $  11,747,719       3,916,481     $  44,766,847
 Reinvestment of distributions                   257,681        2,845,531         166,648         1,899,530
 Shares repurchased                           (1,369,303)     (15,662,809)     (1,171,662)      (12,979,950)
                                              ---------------------------------------------------------------
  Net increase (decrease)                        (67,593)   $  (1,069,559)      2,911,467     $  33,686,427
                                              ===============================================================
-------------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                              '05 Shares       '05 Amount
                                              (unaudited)     (unaudited)      '04 Shares        '04 Amount
--------------------------------------------------------------------------------------------------------------
 Strategic Income Portfolio
 CLASS I:
 Shares sold                                      179,239    $   1,986,324        453,590      $   4,955,590
 Reinvestment of distributions                     80,230          885,497        134,927          1,462,624
 Shares repurchased                              (103,176)      (1,150,506)      (494,192)        (5,414,640)
                                              ----------------------------------------------------------------
  Net increase (decrease)                         156,293    $   1,721,315         94,325      $   1,003,574
                                              ================================================================
 CLASS II:
 Shares sold                                      914,308    $  10,192,661      1,907,997      $  20,809,730
 Reinvestment of distributions                    119,896        1,322,344         83,281            904,794
 Shares repurchased                               (56,555)        (628,077)      (101,494)        (1,108,839)
                                              ----------------------------------------------------------------
  Net increase (decrease)                         977,649    $  10,886,928      1,889,784      $  20,605,685
                                              ================================================================
 America Income Portfolio
 CLASS I:
 Shares sold                                       47,672    $     480,069        245,204      $   2,472,061
 Reinvestment of distributions                     71,646          719,999        206,467          2,102,795
 Shares repurchased                              (347,892)      (3,497,649)    (1,551,998)       (15,847,044)
                                              ----------------------------------------------------------------
  Net increase (decrease)                        (228,574)   $  (2,297,581)    (1,100,327)     $ (11,272,188)
                                              ================================================================
 CLASS II:
 Shares sold                                      379,967    $   3,828,804      1,247,751      $  12,688,404
 Reinvestment of distributions                     34,065          342,885         39,513            401,463
 Shares repurchased                               (71,554)        (718,914)      (179,116)        (1,822,936)
                                              ----------------------------------------------------------------
  Net increase (decrease)                         342,478    $   3,452,775      1,108,148      $  11,266,931
                                              ================================================================
 Money Market Portfolio
 CLASS I:
 Shares sold                                   14,437,179    $  14,436,770     18,483,037      $  18,483,037
 Class I shares issued in reorganization               --               --     21,976,837         21,976,837
 Reinvestment of distributions                    399,743          399,743        203,307            203,307
 Shares repurchased                           (18,781,369)     (18,781,369)   (32,505,228)       (32,505,228)
                                              ----------------------------------------------------------------
  Net increase (decrease)                      (3,944,447)   $  (3,944,856)     8,157,953      $   8,157,953
                                              ================================================================
--------------------------------------------------------------------------------------------------------------

8. Forward Foreign Currency Contracts

During the six months ended June 30, 2005, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract.

As of June 30, 2005, the Portfolios' open portfolio hedges were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                   Contracts to       In Exchange     Settlement                                 Net
Portfolio                             Deliver             For            Date             Value         Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------------
 Strategic Income Portfolio     AUD    (831,000)      $  641,532       9/22/05        $   (628,626)            $ 12,906
 Strategic Income Portfolio     EURO (1,300,000)      $1,572,025        8/1/05        $ (1,574,968)            $ (2,943)
 Strategic Income Portfolio     EURO (1,400,000)      $1,713,712        7/5/05        $ (1,694,470)            $ 19,242
--------------------------------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

Outstanding forward currency settlement contracts as of June 30, 2005 were as follows:

----------------------------------------------------------------------------------------------------
                                                                                           Net
                                       Gross       Settlement          Gross           Receivable/
Portfolio                           Receivable        Date            Payable           (Payable)
----------------------------------------------------------------------------------------------------
 Emerging Markets                   $    4,476      7/1/05           $     (4,474)      $      2
 International Value Portfolio      $   25,351      7/1/05           $    (26,627)      $ (1,276)
 Strategic Income                   $1,573,001      7/1/05           $ (1,570,400)      $  2,601
----------------------------------------------------------------------------------------------------

9. Merger Information

On December 8, 2004, beneficial owners of Safeco RST Core Equity Portfolio ("Core Equity"), Safeco RST Money Market Portfolio ("Money Market") and Safeco RST Multi-Cap Core Portfolio ("Multi-Cap"), three of the six portfolios that comprised Safeco Resource Series Trust, approved a proposed Agreement and Plan of Reorganization that provided for the mergers listed below. These tax-free reorganizations were accomplished on December 10, 2004 ("Closing Date"), by exchanging all of the Safeco's net assets for Class I shares as indicated below, based on Class I shares' ending net asset value on the Closing Date. The following charts show the details of the reorganizations as of that Closing
Date:

Pioneer Fund VCT Portfolio

----------------------------------------------------------------------------------------------------
                                Pioneer Fund            Safeco RST Core           Pioneer Fund
                                VCT Portfolio          Equity Portfolio           VCT Portfolio
                            (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
----------------------------------------------------------------------------------------------------
 Net Assets                     $281,591,969             $298,220,832             $879,147,352
 Shares Outstanding               13,990,134               12,804,673               28,812,243
 Class I Shares Issued                                                              14,822,109
----------------------------------------------------------------------------------------------------

Pioneer Money Market VCT Portfolio

----------------------------------------------------------------------------------------------------
                                 Pioneer Money                                     Pioneer Money
                                  Market VCT            Safeco RST Money            Market VCT
                                   Portfolio            Market Portfolio             Portfolio
                             (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
----------------------------------------------------------------------------------------------------
 Net Assets                      $23,493,640              $21,976,837              $67,613,266
 Shares Outstanding               23,500,655               21,976,837               45,477,492
 Class I Shares Issued                                                              21,976,837
----------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value VCT Portfolio

----------------------------------------------------------------------------------------------------
                               Pioneer Mid Cap                                   Pioneer Mid Cap
                                  Value VCT            Safeco RST Multi-            Value VCT
                                  Portfolio           Cap Core Portfolio            Portfolio
                            (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
----------------------------------------------------------------------------------------------------
 Net Assets                     $757,206,652             $49,670,328               $858,922,877
 Shares Outstanding               32,072,498               2,399,533                 34,160,364
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                          Unrealized                   Realized
                                                       Appreciation on                Gain/(Loss)
                                                         Closing Date               on Closing Date
----------------------------------------------------------------------------------------------------
 Safeco RST Core Equity Portfolio                        $68,714,366                  $20,662,968
 Safeco RST Money Market Portfolio                                --                           --
 Safeco RST Multi-Cap Core Portfolio                     $ 5,550,191                  $ 7,992,587
----------------------------------------------------------------------------------------------------

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------


  performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2004, the second quintile for the three years ended June 30, 2004, and the second quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio (before and after giving effect to the expense limitation) for the 12 months ended June 30, 2004 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) was in the fourth quintile of this peer group for the most recent fiscal year. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of most of the comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


   realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a break point in management fee was not necessary. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


   performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004, the second quintile for the three years ended June 30, 2004, and the second quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the fourth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio (before and after giving effect to the expense limitation) for the 12 months ended June 30, 2004 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) was in the fifth quintile of this peer group for the most recent fiscal year. The Trustees concluded that the Fund's overall expense ratio, although higher, was reasonable compared to that of most of the comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realiza-

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------


   tion of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a break point in the management fee was not necessary. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------


   performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004, the second quintile for the three years ended June 30, 2004, and the second quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the fourth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2004 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio was in the fifth quintile of this peer group for the most recent fiscal year. The Trustees concluded that the Fund's overall expense ratio, although higher than its peer group, was reasonable compared to that of most of the comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee are not necessary. As assets increase, the Trustees will continue to evaluate annually the appropriateness of the break points.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that, given the absolute performance record of the Fund (30.31%), the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the first quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) for the 12 months ended June 30, 2004 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a break point in the management fee was not necessary. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------


H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------


   performance compared to both the performance of a peer group and two relevant indices, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fifth quintile of the peer group for the 12 months ended June 30, 2004 and the fourth quintile for the three year period ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be fifth quintile.) The Trustees concluded that the actions of the Investment Adviser in appointing a new portfolio manager with the objective of enhancing performance supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (before and after giving effect to the expense limitation) for the 12 months ended June 30, 2004 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio, although higher than its peer group, was reasonable compared to that comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fees were not necessary. As assets increase, the Trustees would continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2004, the first quintile of the peer group for the three years ended June 30, 2004, and the first quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the consistent out performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the first quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee were not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------


H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT ONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------


   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fifth quintile of the peer group for the 12 months ended June 30, 2004, the fifth quintile of the peer group for the three years ended June 30, 2004, and the fifth quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees noted that recently the Investment Adviser had changed the portfolio manager for the Fund. The Trustees concluded that the actions of the Investment Adviser in appointing a new portfolio manager with the objective of enhancing performance supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio, although higher than its peer group, was reasonable compared to that of comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for real-

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   ization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fees were not necessary. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004, the first quintile of the peer group for the three years ended June 30, 2004 and the second quintile of the peer group for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline, including members of the sub-adviser's team. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group, as well as senior management of the sub-adviser. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's and sub-adviser's investment staffs, their use of technology and emphasis on analytics in the view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser as well as the sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing their duties under the Management Contract and the Sub-Advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of most of the comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for real-

Pioneer Real Estate Shares VCT Portfolio

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------


   ization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------


   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2004, the first quintile of the peer group for the three years ended June 30, 2004, and the first quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current or anticipated asset levels, break points in the management fees were not necessary. As the assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to sharehold ers of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2004, the second quintile of the peer group for the three years ended June 30, 2004, and was in the second quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered that the yield to Fund Class I shareholders exceeded the yield of the Standard & Poor's 500 Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of most of the comparable.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for real-

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------


   ization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------


   performance compared to both the performance of a peer group and two relevant indices, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the third quintile of the peer group for the 12 months ended June 30, 2004, the fourth quintile of the peer group for the three years ended June 30, 2004, and the second quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income and equities groups. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of peer funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a break point in management fees was not necessary. The Trustees will continue to evaluate annually the appropriateness of break points.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2004 and the first quintile for the three years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund, particularly the Fund's longer-term performance, supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the third quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------


H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------


   performance compared to both the performance of a peer group and two relevant indices, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004 and the first quintile for the three years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) Further, the Trustees also considered that the yield to Fund Class 1 shareholders significantly exceeded the yield of the Lehman Aggregate Bond Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (before and after giving effect to any expense limitation) for the 12 months ended June 30, 2004 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio (before giving effect to any expense limitation), although higher, was reasonable compared to that of most comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for real-

174
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--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


   ization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


   the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004, the second quintile for the three years ended June 30, 2004, and the second quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was acceptable relative to comparable Funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded, given current and anticipated asset levels, that break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------


H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------


   the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2004, the first quintile for the three years ended June 30, 2004, and the first quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the Fund's yield relative to a peer group of funds, and treasury securities. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the fifth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also evaluated the fee relative to the median fee of the peer group and determined that is was only modestly higher than the median. In light of the range of fees included in the peer group, the Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio, although higher, was reasonable compared to that of comparably sized.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realiza-

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--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   tion of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a break point in the management fee was not necessary. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

[LOGO} PIONEER
       Investment(R)

Pioneer Variable Contracts Trust


Officers                                      Trustees
John F. Cogan, Jr., President                 John F. Cogan, Jr., Chairman
Osbert M. Hood, Executive Vice President      David R. Bock
Vincent Nave, Treasurer                       Mary K. Bush
Dorothy E. Bourassa, Secretary                Margaret B.W. Graham
Christopher J. Kelley, Assistant Secretary    Osbert M. Hood
David C. Phelan, Assistant Secretary          Marguerite A. Piret
Mark E. Bradley, Assistant Treasurer          Stephen K. West
Luis I. Presutti, Assistant Treasurer         John Winthrop
Gary Sullivan, Assistant Treasurer
Katherine Kim Sullivan, Assistant Treasurer
Martin J. Wolin, Chief Compliance Officer


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company,
Contract Form A3025-96 GRC


General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653


Offering Legend
Please consider the Portfolios's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


                                                                   17856-00-0805
                                                                   17884-00-0805


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.